UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1. Report to Stockholders

Semiannual Report

JUNE 30, 2018

Government Money Market ProFund

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Expense Examples
5	Financial Statements and Financial Highlights
9	Notes to Financial Statements
15	Government Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of the Government Money Market ProFund for the six months ended June 30, 2018.

Money market rates closely track the federal funds effective rate, which ranged from 1.50% to 1.75% after the Federal Reserve raised rates in March, and 1.75% to 2.00% after an additional increase in June. The Federal Funds Effective Rate Index opened the year at 1.33% and ended the six-month period at 1.91%.

Economic Growth Continues to Be Strong

The U.S. economy grew as GDP rose 2.2% in the first quarter and 4.1% in the second. Jobs data also looked positive, although the unemployment rate rose slightly to 4.0% in June, up 0.2% from the previous month. It still remained lower than 4.3% from June 2017.

The U.S. Federal Reserve announced at the May 2018 Federal Open Market Committee (FOMC) meeting that the labor market has continued to strengthen, and economic activity has been rising at a solid rate. In addition, the FOMC reported strong job rates, the suggestion that household spending has picked up, and continued strong growth in business fixed investment. Over a 12-month period, overall inflation and inflation for items other than food and energy moved close to 2%.

Given this, the FOMC raised the target range for the federal funds rate to the previously mentioned 1.75% to 2.00%. The FOMC reported that this policy would remain accommodative, and would support strong labor market conditions and a sustained return to 2% inflation.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

1

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Allocation of Portfolio Holdings and Expense Examples

4 :: Government Money Market ProFund :: Allocation of Portfolio Holdings and Expense Examples :: June 30, 2018 (unaudited)

Investment Objective: The Government Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Government Money Market ProFund
Market Exposure

Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio(a)	128%
Total Exposure	128%

(a) The Government Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Government Cash Management Portfolio
Asset Allocation(a)

Investment Type	% of Net Assets
Government & Agency Obligations:
U.S. Government Sponsored Agencies	58%
U.S. Treasury Obligations	34%
Repurchase Agreements	8%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Government Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. Therefore, these examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2018.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2018.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expense)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period*	Ending Account Value 6/30/18	Expenses Paid During Period*
Government Money Market ProFund — Investor Class	1.04%	$1,000.00	$1,002.90	$5.16	$1,019.64	$5.21
Government Money Market ProFund — Service Class	1.44%	1,000.00	1,000.90	7.14	$1,017.65	7.20

*                           Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Financial Statements and Financial Highlights

6 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Investment in Government Cash Management Portfolio, at value	$438,571,812
Receivable for capital shares issued	5,023,614
Prepaid expenses	22,106
TOTAL ASSETS	443,617,532
LIABILITIES:
Payable for capital shares redeemed	101,893,601
Management services fees payable	155,646
Administration fees payable	7,368
Distribution and services fees payable — Service Class	6,680
Trustee fees payable	79
Transfer agency fees payable	39,676
Fund accounting fees payable	5,000
Compliance services fees payable	2,005
Service fees payable	1,933
Other accrued expenses	30,323
TOTAL LIABILITIES	102,142,311
NET ASSETS	$341,475,221
NET ASSETS CONSIST OF:
Capital	$341,477,281
Accumulated net investment income	(217)
Accumulated net realized gains (losses) on investments	(1,843)
NET ASSETS	$341,475,221
INVESTOR CLASS:
Net Assets	$331,801,528
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	331,798,015
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$9,673,693
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	9,679,339
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$3,074,296	(a)
Expenses	(185,677	)(a)(b)
TOTAL INVESTMENT INCOME	2,888,619
EXPENSES:
Management services fees	661,475
Administration fees	48,886
Distribution and services fees-Service Class	29,253
Transfer agency fees	243,131
Administrative services fees	136,302
Registration and filing fees	28,914
Fund accounting fees	5,000
Trustee fees	5,793
Compliance services fees	2,027
Service fees	11,411
Other fees	79,541
Recoupment of prior expenses reimbursed by the Advisor	563,278
TOTAL NET EXPENSES	1,815,011
NET INVESTMENT INCOME	1,073,608
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,000	)(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,072,608

(a)                   Allocated from Government Cash Management Portfolio.

(b)                   For the period ended June 30, 2018, the Advisor to the Government Cash Management Portfolio waived fees, of which $75,936 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$1,073,608	$77,227
Net realized gains (losses) on investments	(1,000)	13,998
Change in net assets resulting from operations	1,072,608	91,225
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(1,060,308)	(74,830)
Service Class	(13,517)	(2,972)
Net realized gains on investments
Investor Class	(14,145)	—
Service Class	(585)	—
Change in net assets resulting from distributions	(1,088,555)	(77,802)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	3,727,793,169	6,681,619,375
Service Class	104,576,575	176,728,560
Distributions reinvested
Investor Class	1,055,176	74,730
Service Class	14,074	2,922
Value of shares redeemed
Investor Class	(3,783,986,930)	(6,599,652,691)
Service Class	(107,953,428)	(185,705,322)
Change in net assets resulting from capital transactions	(58,501,364)	73,067,574
Change in net assets	(58,517,311)	73,080,997
NET ASSETS:
Beginning of period	399,992,532	326,911,535
End of period	$341,475,221	$399,992,532
Accumulated net investment income	$(217)	$—
SHARE TRANSACTIONS:
Issued
Investor Class	3,727,793,189	6,681,619,349
Service Class	104,576,598	176,728,560
Reinvested
Investor Class	1,055,176	74,730
Service Class	14,074	2,922
Redeemed
Investor Class	(3,783,986,930)	(6,599,652,691)
Service Class	(107,953,428)	(185,705,322)
Change in shares	(58,501,321)	73,067,548

See accompanying notes to the financial statements.

8 :: Government Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset	Investment Activities						Distributions to Shareholders From
	Value,	Net		Net Realized		Total from		Net		Net Realized
	Beginning	Investment		Gains (Losses)		Investment		Investment		Gains on		Total
	of Period	Income(a)		on Investments(a)		Activities		Income		Investments		Distributions
Government Money Market ProFund
Investor Class
Six Months Ended June 30, 2018 (unaudited)	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2017	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended December 31, 2016	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended December 31, 2015	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended December 31, 2014	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended December 31, 2013	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Service Class
Six Months Ended June 30, 2018 (unaudited)	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)	—	(e)
Year Ended December 31, 2017	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended December 31, 2016	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended December 31, 2015	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended December 31, 2014	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)
Year Ended December 31, 2013	$1.000	—	(e)	—	(e)	—	(e)	—	(e)	—		—	(e)

Net Asset		Ratios to Average Net Assets				Supplemental Data
Value,					Net	Net Assets,
End of	Total	Gross	Net		Investment	End of Period
Period	Return(b)	Expenses(a),(c),(d)	Expenses(a),(c)		Income(a),(c)	(000’s)

$1.000	0.29%	1.04%	1.04%		0.58%	$331,802
$1.000	0.02%	0.96%	0.90%		0.02%	$386,955
$1.000	0.02%	0.84%	0.41	%(f)	0.02%	$304,901
$1.000	0.02%	0.86%	0.23	%(f)	0.02%	$422,541
$1.000	0.02%	0.89%	0.17	%(f)	0.02%	$328,085
$1.000	0.02%	1.00%	0.19	%(f)	0.02%	$421,082

$1.000	0.09%	1.44%	1.44%		0.18%	$9,674
$1.000	0.02%	0.96%	0.90%		0.02%	$13,037
$1.000	0.02%	0.84%	0.41	%(f)	0.02%	$22,011
$1.000	0.02%	0.86%	0.23	%(f)	0.02%	$43,741
$1.000	0.02%	0.89%	0.17	%(f)	0.02%	$141,024
$1.000	0.02%	1.00%	0.19	%(f)	0.02%	$47,854

(a)           Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          For the periods ended June 30, 2018, December 31, 2017, December 31, 2016, December 31, 2015, December 31, 2014 and December 31, 2013, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.04%, 0.03%, 0.05%, 0.03%, 0.03% and 0.02%, respectively.

(e)           Amount is less than $0.0005.

(f)            The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

10 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2018 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Government Money Market ProFund, (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Government Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of June 30, 2018, the percentage of the Portfolio’s interests owned by the ProFund was 2.7%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses, and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN. The ProFund’s compliance date

June 30, 2018 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 11

for Form N-PORT was June 1, 2018, and the ProFund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ending June 30, 2018, the ProFund is required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The ProFund’s compliance date for Form N-CEN was June 1, 2018, and the ProFund will make its initial filing on Form N-CEN for the year ending December 31, 2018. Form N-CEN has replaced Form N-SAR filings. The ProFund’s adoption of these forms will have no effect on the ProFund’s net assets or results of operations.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical assets

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of June 30, 2018, the ProFund’s $438,571,812 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the period ended June 30, 2018.

4. Fees and Transactions with Affiliates and Other Parties

ProFund Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s (an affiliated trust) aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

FIS Investor Services LLC (“FIS”) (formerly SunGard Investor Services LLC) acts as the Trust’s transfer agent. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

A portion of the Distribution and Service Fees were suspended throughout the period ended June 30, 2018. Throughout the period, the Distribution and Service Fees have been incrementally reinstated, with the ProFund paying net Distribution and Service Fees, on an annualized basis, of the average daily net assets attributable to Service Class shares, as follows;

Effective:	Total Net Distribution and Service Fees Paid
January 1, 2018	0.00%
February 1, 2018	0.25%
March 1, 2018	0.35%
April 1, 2018	0.50%
May 1, 2018	0.65%
June 1, 2018	0.70%

If the ProFund had paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $72,711 for the period ended June 30, 2018. The Distributor may continue to reinstate all or an additional portion of the Distribution and Services Fees at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

12 :: Government Money Market ProFund :: Notes to Financial Statements :: June 30, 2018 (unaudited)

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at the annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2018, actual Trustee compensation was $364,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

Effective May 1, 2018, the Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses as determined under GAAP) to an annualized rate of 0.98% and 1.98% for Investor Class and Service Class, respectively, of the average daily net assets of the respective class of shares. These expense limitations remain in effect until at least April 30, 2019.

The Advisor has also contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2019 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period and minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield and such recoupment would not cause annualized operating expenses to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2018, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/19	Expires 4/30/20	Total
Government Money Market ProFund	$2,292,139	$1,469,114	$3,761,253

5. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follow:

	Ordinary Income	Total Distributions Paid
December 31, 2017
Government Money Market ProFund	$77,802	$77,802
December 31, 2016
Government Money Market ProFund	$80,623	$80,623

As of the most recent tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Government Money Market ProFund	$14,620	$—	$—	$(733)	$—	$13,887

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of its tax year ended December 31, 2017, the ProFund had deferred losses, which will be treated as arising on the first day of the tax fiscal year ending December 31, 2018:

Qualified Late Year Capital Losses
$733

June 30, 2018 (unaudited) :: Notes to Financial Statements :: Government Money Market ProFund :: 13

6. Subsequent Events

Effective July 1, 2018, the Distributor increased the Total Net Distribution and Service Fees Paid from 0.70% to 0.80%. Effective August 1, 2018, the Distributer increased the Total Net Distribution and Service Fees Paid from 0.80% to 0.85%.

On July 2, 2018, Deutsche Investment Management Americas, Inc., the investment advisor for the Portfolio, was renamed to DWS Investment Management Americas, Inc. Following the name change, “DIMA”, including as used in this report, shall refer to DWS Investment Management Americas, Inc. (formerly known as Deutsche Investment Management Americas, Inc.). Management anticipates that this name change will have no effect on the ProFund’s net assets or results of operations.

This Page Intentionally Left Blank

Government Cash Management Portfolio

16 :: Government Cash Management Portfolio :: Investment Portfolio :: June 30, 2018 (unaudited)

(The following financial statements of the Government
Cash Management Portfolio should be read in conjunction
with the Fund’s financial statements.)

June 30, 2018 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 17

Investment Portfolio

Government & Agency Obligations 91.6%

U.S. Government Sponsored Agencies 57.4%

	Principal Amount	Value
Federal Farm Credit Bank:
1-month LIBOR minus 0.165%, 1.836%*, 11/2/2018	$70,500,000	$70,499,400
1-month LIBOR minus 0.165%, 1.881%*, 10/9/2018	37,500,000	37,499,454
1-month LIBOR minus 0.150%, 1.896%*, 10/11/2018	25,000,000	24,999,790
1-month LIBOR minus 0.135%, 1.911%*, 4/11/2019	150,000,000	150,000,000
1-month LIBOR minus 0.110%, 1.936%*, 3/12/2019	115,000,000	114,995,656
1-month LIBOR minus 0.145%, 1.949%*, 3/29/2019	166,000,000	166,000,000
1-month LIBOR minus 0.145%, 1.953%*, 2/26/2019	115,000,000	114,996,961
1-month LIBOR minus 0.130%, 1.964%*, 4/29/2019	246,500,000	246,500,000
1-month LIBOR minus 0.120%, 1.971%*, 3/25/2019	100,000,000	100,000,000
1-month LIBOR minus 0.070%, 1.976%*, 1/9/2019	50,000,000	50,000,000
1-month LIBOR minus 0.065%, 2.019%*, 7/20/2018	68,800,000	68,800,000
1-month LIBOR minus 0.003%, 2.133%*, 8/27/2018	75,000,000	74,999,088
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.189%*, 11/13/2018	60,000,000	60,000,000
3-month U.S. Treasury Bill Money Market Yield plus 0.300%, 2.209%*, 12/5/2018	50,000,000	50,000,000
Federal Home Loan Bank:
1.572%**, 7/2/2018	114,799,000	114,794,057
1-month LIBOR minus 0.160%, 1.822%*, 8/1/2018	200,000,000	200,000,000
1.825%**, 7/3/2018	115,500,000	115,488,450
1-month LIBOR minus 0.160%, 1.841%*, 8/3/2018	370,000,000	370,000,000
1.845%**, 7/24/2018	64,000,000	63,925,582
1-month LIBOR minus 0.155%, 1.85%*, 7/5/2018	205,000,000	205,000,000
1.86%**, 7/20/2018	75,000,000	74,927,364
1.86%**, 7/23/2018	75,000,000	74,915,896
1.87%**, 8/24/2018	78,000,000	77,784,252
1.873%**, 8/1/2018	100,000,000	99,840,953
1.88%**, 7/13/2018	286,500,000	286,322,943
1.881%**, 7/23/2018	343,250,000	342,860,888
1.886%**, 7/20/2018	800,000	799,215
1-month LIBOR minus 0.145%, 1.902%*, 8/13/2018	35,000,000	35,000,000
1-month LIBOR minus 0.090%, 1.915%*, 4/5/2019	88,000,000	88,000,000
1-month LIBOR minus 0.080%, 1.921%*, 2/4/2019	95,000,000	95,000,000
1-month LIBOR minus 0.090%, 1.923%*, 4/5/2019	150,000,000	150,000,000
1-month LIBOR minus 0.160%, 1.925%*, 7/19/2018	240,000,000	240,000,000
1-month LIBOR minus 0.130%, 1.927%*, 3/22/2019	233,250,000	233,250,000
1-month LIBOR minus 0.145%, 1.928%*, 8/15/2018	135,000,000	135,000,000
1-month LIBOR minus 0.150%, 1.935%*, 7/16/2018	188,000,000	188,000,000
1-month LIBOR minus 0.090%, 1.94%*, 11/8/2018	70,000,000	70,000,000
1.947%**, 9/4/2018	35,000,000	34,878,667
1-month LIBOR minus 0.135%, 1.95%*, 11/16/2018	190,000,000	190,000,000
1.951%**, 8/22/2018	585,000,000	583,374,220
1.957%**, 9/7/2018	595,000,000	592,830,894
1.957%**, 9/17/2018	25,000,000	24,895,458
1.957%**, 9/28/2018	95,000,000	94,546,715
1-month LIBOR minus 0.125%, 1.959%*, 8/20/2018	220,000,000	220,000,000
1-month LIBOR minus 0.130%, 1.961%*, 10/24/2018	120,000,000	120,000,000
1.962%**, 10/9/2018	25,000,000	24,865,625
1-month LIBOR minus 0.125%, 1.963%*, 6/21/2019	163,500,000	163,500,000
3-month LIBOR minus 0.390%, 1.965%*, 1/22/2019	5,125,000	5,125,000
1-month LIBOR minus 0.110%, 1.974%*, 2/22/2019	224,000,000	224,000,000
1-month LIBOR minus 0.120%, 1.978%*, 10/26/2018	300,000,000	300,000,000
1-month LIBOR minus 0.090%, 1.995%*, 1/18/2019	95,000,000	95,000,000
3-month LIBOR minus 0.330%, 2.005%*, 12/21/2018	155,000,000	155,000,000
1-month LIBOR minus 0.040%, 2.006%*, 7/9/2018	50,000,000	50,000,894
2.008%**, 10/25/2018	25,000,000	24,840,500
3-month LIBOR minus 0.310%, 2.017%*, 3/11/2019	210,000,000	210,000,000
1-month LIBOR minus 0.045%, 2.046%*, 1/24/2019	75,000,000	75,037,273
3-month LIBOR minus 0.250%, 2.058%*, 8/3/2018	168,000,000	168,000,000
2.069%**, 1/4/2019	607,000	600,565
3-month LIBOR minus 0.250%, 2.109%*, 7/30/2018	168,000,000	168,000,000
Federal Home Loan Mortgage Corp.:
0.875%, 10/12/2018	590,000	588,997
1.375%, 2/28/2019	906,000	901,684
1.749%**, 8/9/2018	50,000,000	49,906,562
1.774%**, 7/18/2018	200,000,000	199,834,721
1.779%**, 7/16/2018	56,000,000	55,959,050
1.784%**, 8/9/2018	22,000,000	21,958,053
1.815%**, 7/26/2018	220,000,000	219,726,528
1-month LIBOR minus 0.150%, 1.896%*, 2/12/2019	20,000,000	20,000,000
1.916%**, 8/20/2018	150,000,000	149,606,250

See accompanying notes to the financial statements.

18 :: Government Cash Management Portfolio :: Investment Portfolio :: June 30, 2018 (unaudited)

Government & Agency Obligations, continued

	Principal Amount	Value
1-month LIBOR minus 0.16%, 1.925%*, 7/19/2018	$150,000,000	$150,000,000
1-month LIBOR minus 0.100%, 1.93%*, 8/8/2019	87,000,000	87,000,000
3-month LIBOR minus 0.280%, 2.073%*, 8/10/2018	100,000,000	100,000,000
3-month LIBOR minus 0.250%, 2.087%*, 10/10/2018	85,500,000	85,500,000
3-month LIBOR minus 0.250%, 2.109%*, 7/24/2018	965,000	964,962
		9,256,642,567
U.S. Treasury Obligations 34.2%
U.S. Treasury Bills:
1.257%**, 9/13/2018	5,000,000	4,987,255
1.832%**, 8/23/2018	300,000,000	299,202,019
1.855%**, 7/26/2018	475,000,000	474,396,353
1.86%**, 8/2/2018	200,000,000	199,673,778
1.872%**, 9/20/2018	155,000,000	154,356,207
1.886%**, 8/23/2018	16,000,000	15,956,187
1.906%**, 9/27/2018	300,000,000	298,621,334
1.916%**, 9/20/2018	125,000,000	124,468,437
1.918%**, 9/20/2018	125,000,000	124,467,875
1.921%**, 9/27/2018	366,000,000	364,304,607
1.924%**, 8/30/2018	120,000,000	119,620,400
1.977%**, 9/20/2018	280,000,000	278,771,500
2.008%**, 10/18/2018	200,000,000	198,801,000
2.009%**, 10/18/2018	85,000,000	84,490,168
2.058% **, 11/23/2018	200,000,000	198,364,722
2.059%**, 11/23/2018	108,500,000	107,612,643
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 2.049%*, 1/31/2019	154,000,000	154,185,865
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 2.079%*, 10/31/2018	1,137,000,000	1,137,955,115
3-month U.S. Treasury Bill Money Market Yield plus 0.174%, 2.083%*, 7/31/2018	1,175,000,000	1,175,242,374
U.S. Treasury Notes, 0.75%, 9/30/2018	4,000,000	3,988,318
		5,519,466,157
Total Government & Agency Obligations (Cost $14,776,108,724)		14,776,108,724

Repurchase Agreements 8.3%
BNP Paribas, 2.1%, dated 6/29/2018, to be repurchased at $212,837,240 on 7/2/2018(a)	212,800,000	212,800,000
Citigroup Global Markets, Inc., 2.1%, dated 6/29/2018, to be repurchased at $150,026,250 on 7/2/2018(b)	150,000,000	150,000,000
Fixed Income Clearing Corp., 1.00%, dated 6/29/2018, to be repurchased at $300,025,000 on 7/2/2018(c)	300,000,000	300,000,000
HSBC Securities, Inc., 2.11%, dated 6/29/2018, to be repurchased at $250,043,958 on 7/2/2018(d)	250,000,000	250,000,000
Wells Fargo Bank, 2.12%, dated 6/29/2018, to be repurchased at $426,727,375 on 7/2/2018(e)	426,652,000	426,652,000
Total Repurchase Agreements (Cost $1,339,452,000)		1,339,452,000

	% of Net Assets	Value
Total Investment Portfolio (Cost $16,115,560,724)	99.9	16,115,560,724
Other Assets and Liabilities, Net	0.1	15,655,398
Net Assets	100.0	$16,131,216,122

*      Floating rate security. These securities are shown at their current rate as of June 30, 2018.

**   Annualized yield at time of purchase; not a coupon rate.

(a)   Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
95,982,500	U.S. Treasury Bonds	2.875–3.125	8/31/2022–5/31/2025	96,482,256
106,451,100	U.S. Treasury Notes	1.25–2.875	5/15/2043–8/15/2045	107,109,770
20,849,600	U.S. Treasury STRIPS	Zero Coupon	2/15/2033	13,464,046
Total Collateral Value				217,056,072

(b)         Collateralized by $158,000,000 U.S. Treasury Note, 1.75%, maturing on 03/31/2022 with a value of $153,000,009.

(c)          Collateralized by $296,165,000 U.S. Treasury Notes, with the various coupon rates from 2.375—3.625%, with various maturity dates of 8/15/2020—2/15/2021 with a value of $306,003,436.

(d)         Collateralized by $245,354,299 Government National Mortgage Association, with the various coupon rates from 3.5—5.5%, with various maturity dates of 11/20/2036—6/20/2048 with a value of $255,001,609.

See accompanying notes to the financial statements.

June 30, 2018 (unaudited) :: Investment Portfolio :: Government Cash Management Portfolio :: 19

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
135,701,926	FREMF Mortgage Trust	0.1–3.703	11/25/2023–1/25/2046	1,262,614
452,820	Federal Agricultural Mortgage Corp.	2.85	11/30/2021	455,314
1,245,824	Federal Home Loan Bank	1.2–2.75	12/20/2018–6/10/2022	1,216,915
99,000,958	Federal Home Loan Mortgage Corp.	2.00–6.50	11/1/2025–7/1/2048	99,205,939
294,978,884	Federal National Mortgage Association	1.35–6.625	7/11/2018–8/1/2056	300,807,543
284	Federal National Mortgage Association STRIPS	Zero Coupon	1/15/2028	207
70,671,059	Federal National Mortgage Association—Interest Only	3.0–8.0	3/15/2029–8/25/2047	11,677,361
55,956,981	Freddie Mac Multifamily Structured Pass-Through Certificates	0.815–2.896	3/25/2019–12/25/2041	3,294,853
13,050,267	Government National Mortgage Association	2.5–10.00	2/20/2019–5/20/2048	12,796,118
5,271,712	Tennessee Valley Authority	Zero Coupon–2.875	10/15/2018–9/15/2025	4,468,176
Total Collateral Value				435,185,040

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(f)	$—	$14,776,108,724	$—	$14,776,108,724
Repurchase Agreements	$—	$1,339,452,000	$—	$1,339,452,000
Total	$—	$16,115,560,724	$—	$16,115,560,724

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.

(f) See Investment Portfolio for additional detailed categorizations.

See accompanying notes to the financial statements.

20 :: Government Cash Management Portfolio :: Financial Statements

Statement of Assets and Liabilities (unaudited)
as of June 30, 2018

ASSETS
Investments in non-affiliated securities, valued at amortized cost	$16,115,560,724
Cash	89,877,991
Interest receivable	15,314,533
Other assets	416,468
TOTAL ASSETS	16,221,169,716
LIABILITIES
Payable for investment purchased	88,426,577
Accrued investment advisory fee	800,541
Accrued Trustees’ fees	59,032
Other accrued expenses and payables	667,444
TOTAL LIABILITIES	89,953,594
NET ASSETS, AT VALUE	$16,131,216,122

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME
Income:
Interest	$152,505,763
EXPENSES:
Management fee	9,125,339
Administration fee	2,800,033
Custodian fee	72,562
Professional fees	140,158
Reports to shareholders	21,438
Trustees’ fees and expenses	523,492
Other	252,428
Total expenses before expense reductions	12,935,450
Expense reductions	(3,772,145)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	9,163,305
NET INVESTMENT INCOME	143,342,458
Net realized gain (loss) from investments	(30,111)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$143,312,347

See accompanying notes to the financial statements.

Financial Statements :: Government Cash Management Portfolio :: 21

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$143,342,458	$106,771,143
Net realized gain (loss)	(30,111)	338,378
Net increase (decrease) in net assets resulting from operations	143,312,347	107,109,521
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	36,244,142,699	64,583,463,238
Value of capital withdrawn	(37,428,704,925)	(59,493,039,509)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(1,184,562,226)	5,090,423,729
INCREASE (DECREASE) IN NET ASSETS	(1,041,249,879)	5,197,533,250
Net assets at beginning of period	17,172,466,001	11,974,932,751
Net assets at end of period	$16,131,216,122	$17,172,466,001

See accompanying notes to the financial statements.

22 :: Government Cash Management Portfolio :: Financial Highlights

	Six Months Ended 6/30/18 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	16,131		17,172	11,975	18,021	19,918	20,214
Ratio of expenses before expense reductions (%)	.14	*	.14	.16	.17	.17	.16
Ratio of expenses after expense reductions (%)	.10	*	.11	.11	.14	.14	.14
Ratio of net investment income (%)	1.54	*	.83	.32	.11	.05	.08
Total Return (%)(a),(b)	.75	**	.81	.32	.11	.05	.08

(a)   Total return would have been lower had certain expenses not been reduced.

(b)   Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.

*      Annualized

**   Not annualized

See accompanying notes to the financial statements.

June 30, 2018 (unaudited) :: Notes to Financial Statements :: Government Cash Management Portfolio :: 23

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2018, DWS Government Cash Management Fund, DWS Government Cash Reserves Fund Institutional and DWS Government Money Market Series owned approximately 11%, 2% and 84%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of June 30, 2018, the Portfolio held repurchase agreements with a gross value of $1,339,452,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At December 31, 2017, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $17,453,872,167.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2017 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

24 :: Government Cash Management Portfolio :: Notes to Financial Statements :: June 30, 2018 (unaudited)

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Accordingly, for the six months ended June 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.10% of the Fund’s average daily net assets.

For the period from January 1, 2018 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio’s average daily net assets.

For the period from January 1, 2018 through April 10, 2018, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio’s average daily net assets.

For the period from April 11, 2018 through April 26, 2018, the Advisor had voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.08% of the Portfolio’s average daily net assets.

Effective April 27, 2018 through June 30, 2018, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.10% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2018, fees waived and/or expenses reimbursed are $3,772,145.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2018, the Administration Fee was $2,800,033, of which $491,191 is unpaid.

Filing Service Fees

Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2018, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $751, all of which is unpaid.

Trustees’ Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2018.

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P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 or (614) 470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: (240) 497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

PRO0618

Semiannual Report

JUNE 30, 2018

ProFunds VP

Asia 30

Banks

Basic Materials

Bear

Biotechnology

Bull

Consumer Goods

Consumer Services

Dow 30

Emerging Markets

Europe 30

Falling U.S. Dollar

Financials

Government Money Market

Health Care

Industrials

International

Internet

Japan

Large-Cap Growth

Large-Cap Value

Mid-Cap

Mid-Cap Growth

Mid-Cap Value

NASDAQ-100

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Rising Rates Opportunity

Semiconductor

Short Dow 30

Short Emerging Markets

Short International

Short Mid-Cap

Short NASDAQ-100

Short Small-Cap

Small-Cap

Small-Cap Growth

Small-Cap Value

Technology

Telecommunications

U.S. Government Plus

UltraBull

UltraMid-Cap

UltraNASDAQ-100

UltraShort Dow 30

UltraShort NASDAQ-100

UltraSmall-Cap

Utilities

Table of Contents

1	Message from the Chairman
3	Financial Statements and Financial Highlights
4	ProFund VP Asia 30
9	ProFund VP Banks
14	ProFund VP Basic Materials
19	ProFund VP Bear
23	ProFund VP Biotechnology
28	ProFund VP Bull
39	ProFund VP Consumer Goods
44	ProFund VP Consumer Services
50	ProFund VP Dow 30
54	ProFund VP Emerging Markets
60	ProFund VP Europe 30
65	ProFund VP Falling U.S. Dollar
70	ProFund VP Financials
78	ProFund VP Government Money Market
82	ProFund VP Health Care
88	ProFund VP Industrials
94	ProFund VP International
98	ProFund VP Internet
103	ProFund VP Japan
107	ProFund VP Large-Cap Growth
115	ProFund VP Large-Cap Value
124	ProFund VP Mid-Cap
128	ProFund VP Mid-Cap Growth
136	ProFund VP Mid-Cap Value
144	ProFund VP NASDAQ-100
150	ProFund VP Oil & Gas
155	ProFund VP Pharmaceuticals
160	ProFund VP Precious Metals
164	ProFund VP Real Estate
170	ProFund VP Rising Rates Opportunity
174	ProFund VP Semiconductor
179	ProFund VP Short Dow 30
183	ProFund VP Short Emerging Markets
187	ProFund VP Short International
191	ProFund VP Short Mid-Cap
195	ProFund VP Short NASDAQ-100
199	ProFund VP Short Small-Cap
203	ProFund VP Small-Cap
222	ProFund VP Small-Cap Growth
230	ProFund VP Small-Cap Value
240	ProFund VP Technology
246	ProFund VP Telecommunications
251	ProFund VP U.S. Government Plus
255	ProFund VP UltraBull
266	ProFund VP UltraMid-Cap
276	ProFund VP UltraNASDAQ-100
282	ProFund VP UltraShort Dow 30
286	ProFund VP UltraShort NASDAQ-100
290	ProFund VP UltraSmall-Cap
311	ProFund VP Utilities
315	Notes to Financial Statements
341	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the ProFunds VP Trust Semiannual Report to shareholders for the six months ended June 30, 2018.

Global Equity Markets Mixed

Global equity markets posted mixed results for the six-month period. Overall, U.S. equity markets generated modest gains, following a turbulent first quarter marked by the return of volatility after historic calm in 2017. The Dow was down slightly at -0.73%, while the S&P 500 was up 2.65%. Mid- and smallcap stocks, which generate a greater portion of their revenues domestically than do large caps, fared better in light of the U.S.-China trade disagreement. Mid caps rose 3.49% as measured by the S&P MidCap 400 Index and small caps rose 7.66% per the Russell 2000 Index. The Nasdaq 100 returned 10.65%, as its tech-driven constituents have high valuations.

Five of the 10 Dow Jones U.S. Industry Indices saw gains for the period. The strongest performers were the technology sector, up 10.39%; the consumer services sector, up 8.87%; and oil and gas, up 7.49%. The weakest performer was the telecommunications sector, which dropped 9.12%. Consumer goods also posted a loss of 5.47%.

With the potential for foreign tariffs as a result of strained trade between the United States and China, global equity market performance was down 3.77%, as measured by the MSCI All Country World Index. China was the only positive return, with the BNY China Select ADR Index posting a modest gain of 2.05%. The MSCI EAFE Index, which reflects developed markets outside North America, dropped 3.73%, while the MSCI Europe Index dropped 4.76%. Japan’s Nikkei Index was down 1.40%. The BNY Mellon Emerging Markets 50 ADR Index lost 4.58%. Latin America dropped significantly, with the BNY Mellon Latin America 35 ADR Index sinking 13.96%. Argentina’s ongoing economic turmoil likely had an impact, although the country formalized an arrangement with the IMF to shield the country from turbulence. The U.S. dollar gained 1.88% against the basket of major currencies that make up the U.S. Dollar Index®.

U.S. Fixed Income Markets Down

Both Treasury and U.S. credit markets were down for the period. The Federal Reserve raised interest rates twice during the period, first in March and then again in June, and signaled the potential for two additional increases yet to come in 2018. Accordingly, the Ryan Labs 30 Year Treasury Index dropped 3.33%, while the Ryan Labs 10 Year Treasury Index lost 2.65% and its 5-Year Treasury Index dropped 1.08%. The Markit iBoxx® $ Liquid Investment Grade Index was down 4.26%, while the Markit iBoxx® $ Liquid High Yield Index gained 0.33% as high-yield bonds held on. The Barclays U.S. Aggregate Bond Index® dropped 1.62%.

Significant ProFunds VP Flows

Over the past six months, there were significant flows into a number of market-cap and sector ProFunds VP. We saw particularly strong flows in the large-cap category, as AUM grew 26% with positive net flows of nearly $103.1 million. Mid-cap flows increased close to $5.0 million and small-cap increased $14.0 million, although international lost $26.9 million in flows. Whatever your view on different segments of the market, our extensive lineup of funds provides strategies to help you manage risk and potentially enhance returns.

We appreciate the trust and confidence you have placed in us by investing in ProFunds VP.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

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Financial Statements and
Financial Highlights

4 :: ProFund VP Asia 30 :: Financial Statements

Investment Objective: The ProFund VP Asia 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	11.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.3%
BHP Billiton PLC	5.4%
BHP Billiton, Ltd.	5.2%
CNOOC, Ltd.	4.8%

ProFunds Asia 30 Index — Composition

Industry Breakdown	% of Index
Information Technology	39%
Consumer Discretionary	18%
Materials	13%
Financials	12%
Health Care	6%
Energy	5%
Telecommunication Services	4%
Industrials	3%

Country Composition
China	50%
India	15%
Australia	14%
Taiwan	11%
Hong Kong	6%
South Korea	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.4%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	17,949	$3,330,078
Baidu, Inc.*ADR (Internet Software & Services)	2,883	700,569
Beigene, Ltd.*ADR (Biotechnology)	6,510	1,000,782
BHP Billiton PLCADR (Metals & Mining)	33,573	1,509,106
BHP Billiton, Ltd.ADR (Metals & Mining)	29,295	1,465,043
Cheetah Mobile, Inc.*ADR (Software)	52,080	497,885
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	24,180	1,073,350
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	7,905	1,353,652
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	16,740	797,326
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	18,135	583,947
HDFC Bank, Ltd.ADR (Banks)	12,741	1,338,060
Himax Technologies, Inc.ADR (Semiconductors & Semiconductor Equipment)	49,197	367,010
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	22,320	937,217
ICICI Bank, Ltd.ADR (Banks)	87,234	700,489
Infosys Technologies, Ltd.ADR (IT Services)	55,335	1,075,159
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	10,416	405,703
JinkoSolar Holding Co., Ltd.*ADR (Semiconductors & Semiconductor Equipment)	24,273	334,239
LG Display Co., Ltd.ADR (Electronic Equipment, Instruments & Components)	48,267	397,720
Melco Crown Entertainment, Ltd.ADR (Hotels, Restaurants & Leisure)	26,784	749,952
Momo, Inc.*ADR (Internet Software & Services)	26,040	1,132,740
Netease.com, Inc.ADR (Internet Software & Services)	2,883	728,448
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	7,719	730,681
POSCOADR (Metals & Mining)	10,230	758,248
Silicon Motion TechnologyADR (Semiconductors & Semiconductor Equipment)	11,160	590,252
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	56,637	2,070,649
TAL Education Group*ADR (Diversified Consumer Services)	23,715	872,712
Tata Motors, Ltd.*ADR (Automobiles)	23,808	465,446
Westpac Banking Corp.ADR (Banks)	51,801	1,123,046
Yirendai, Ltd.ADR (Internet Software & Services)	16,368	347,329
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	42,315	846,300
TOTAL COMMON STOCKS (Cost $14,635,809)		28,283,138
TOTAL INVESTMENT SECURITIES (Cost $14,635,809)—100.4%		28,283,138
Net other assets (liabilities)—(0.4)%		(99,777)
NET ASSETS—100.0%		$28,183,361

*                 Non-income producing security.

ADR    American Depositary Receipt

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 5

ProFund VP Asia 30 invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Air Freight & Logistics	$846,300	3.0%
Automobiles	465,446	1.7%
Banks	3,161,595	11.2%
Biotechnology	1,000,782	3.6%
Diversified Consumer Services	1,603,393	5.7%
Electronic Equipment, Instruments & Components	397,720	1.4%
Hotels, Restaurants & Leisure	1,687,169	6.0%
Internet & Direct Marketing Retail	1,203,029	4.3%
Internet Software & Services	6,239,164	22.1%
IT Services	1,075,159	3.8%
Metals & Mining	3,732,397	13.2%
Oil, Gas & Consumable Fuels	1,353,652	4.8%
Pharmaceuticals	583,947	2.1%
Semiconductors & Semiconductor Equipment	3,362,150	11.9%
Software	497,885	1.8%
Wireless Telecommunication Services	1,073,350	3.8%
Other**	(99,777)	(0.4)%
Total	$28,183,361	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2018:

	Value	% of Net Assets
Australia	$4,097,195	14.5%
China	14,015,661	49.8%
Hong Kong	1,823,302	6.5%
India	4,163,101	14.8%
South Korea	1,155,968	4.1%
Taiwan	3,027,911	10.7%
Other**	(99,777)	(0.4)%
Total	$28,183,361	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

6 :: ProFund VP Asia 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$14,635,809
Securities, at value	28,283,138
Total Investment Securities, at value	28,283,138
Dividends receivable	181,040
Receivable for capital shares issued	22,347
Prepaid expenses	399
TOTAL ASSETS	28,486,924
LIABILITIES:
Payable for securities purchased	16,634
Payable for capital shares redeemed	72,359
Cash overdraft	139,357
Advisory fees payable	18,295
Management services fees payable	2,439
Administration fees payable	833
Administrative services fees payable	11,567
Distribution fees payable	15,346
Trustee fees payable	7
Transfer agency fees payable	1,370
Fund accounting fees payable	995
Compliance services fees payable	171
Other accrued expenses	24,190
TOTAL LIABILITIES	303,563
NET ASSETS	$28,183,361
NET ASSETS CONSIST OF:
Capital	$16,373,345
Accumulated net investment income (loss)	19,042
Accumulated net realized gains (losses) on investments	(1,856,355)
Net unrealized appreciation (depreciation) on investments	13,647,329
NET ASSETS	$28,183,361
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	466,972
Net Asset Value (offering and redemption price per share)	$60.35

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$317,057
Interest	888
Foreign tax withholding	(19,984)
TOTAL INVESTMENT INCOME	297,961
EXPENSES:
Advisory fees	124,481
Management services fees	16,597
Administration fees	4,156
Transfer agency fees	6,269
Administrative services fees	36,843
Distribution fees	41,494
Custody fees	6,989
Fund accounting fees	4,696
Trustee fees	389
Compliance services fees	171
Other fees	7,598
Recoupment of prior expenses reduced by the Advisor	29,236
TOTAL NET EXPENSES	278,919
NET INVESTMENT INCOME (LOSS)	19,042
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	912,539
Change in net unrealized appreciation/depreciation on investment securities	(987,858)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(75,319)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(56,277)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 7

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$19,042	$111,280
Net realized gains (losses) on investments	912,539	1,997,844
Change in net unrealized appreciation/depreciation on investments	(987,858)	5,876,235
Change in net assets resulting from operations	(56,277)	7,985,359
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(129,308)	—
Net realized gains on investments	—	(1,099,295)
Change in net assets resulting from distributions	(129,308)	(1,099,295)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,091,303	32,733,939
Distributions reinvested	129,308	1,099,295
Value of shares redeemed	(27,546,387)	(28,788,923)
Change in net assets resulting from capital transactions	(6,325,776)	5,044,311
Change in net assets	(6,511,361)	11,930,375
NET ASSETS:
Beginning of period	34,694,722	22,764,347
End of period	$28,183,361	$34,694,722
Accumulated net investment income (loss)	$19,042	$129,308
SHARE TRANSACTIONS:
Issued	339,906	582,205
Reinvested	2,066	18,604
Redeemed	(444,931)	(512,604)
Change in shares	(102,959)	88,205

See accompanying notes to financial statements.

8 :: ProFund VP Asia 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$60.88	$47.26	$47.47	$55.06	$55.98	$48.72
Investment Activities:
Net investment income (loss)(a)	0.04	0.21	(0.06)	0.46	0.05	(0.10)
Net realized and unrealized gains (losses) on investments	(0.29)	15.27	0.41	(5.08)	(0.93)	7.39
Total income (loss) from investment activities	(0.25)	15.48	0.35	(4.62)	(0.88)	7.29
Distributions to Shareholders From:
Net investment income	(0.28)	—	(0.56)	(0.15)	(0.04)	(0.03)
Net realized gains on investments	—	(1.86)	—	(2.82)	—	—
Total distributions	(0.28)	(1.86)	(0.56)	(2.97)	(0.04)	(0.03)
Net Asset Value, End of Period	$60.35	$60.88	$47.26	$47.47	$55.06	$55.98
Total Return(b)	(0.41)%	32.87%	0.64%	(9.38)%	(1.57)%	14.97%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.70%	1.76%	1.79%	1.74%	1.76%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.11%	0.37%	(0.14)%	0.87%	0.08%	(0.20)%
Supplemental Data:
Net assets, end of period (000’s)	$28,183	$34,695	$22,764	$26,542	$29,912	$42,649
Portfolio turnover rate(b)(d)	41%	96%	79%	96%	102%	113%

(a)            Per share net investment income (loss) has been calculated using the average daily shares method.

(b)           Not annualized for periods less than one year.

(c)            Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 9

Investment Objective: The ProFund VP Banks seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Banks Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	22%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
JPMorgan Chase & Co.	17.0%
Bank of America Corp.	12.7%
Wells Fargo & Co.	11.6%
Citigroup, Inc.	8.1%
U.S. Bancorp	3.7%

Dow Jones U.S. Banks Index — Composition

% of Index
Diversified Banks	68%
Regional Banks	31%
Thrifts & Mortgage Finance	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (78.0%)

	Shares	Value
Associated Banc-Corp. (Banks)	887	$24,215
BancorpSouth Bank (Banks)	424	13,971
Bank of America Corp. (Banks)	48,970	1,380,463
Bank of Hawaii Corp. (Banks)	222	18,519
Bank of the Ozarks, Inc. (Banks)	624	28,105
BankUnited, Inc. (Banks)	505	20,629
BB&T Corp. (Banks)	4,034	203,475
BOK Financial Corp. (Banks)	192	18,050
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	754	9,923
Cathay General Bancorp, Inc. (Banks)	380	15,386
Chemical Financial Corp. (Banks)	342	19,039
CIT Group, Inc. (Banks)	614	30,952
Citigroup, Inc. (Banks)	13,206	883,746
Citizens Financial Group, Inc. (Banks)	2,488	96,783
Comerica, Inc. (Banks)	909	82,646
Commerce Bancshares, Inc. (Banks)	515	33,326
Cullen/Frost Bankers, Inc. (Banks)	344	37,235
East West Bancorp, Inc. (Banks)	805	52,486
F.N.B. Corp. (Banks)	1,664	22,331
Fifth Third Bancorp (Banks)	3,515	100,881
First Citizens BancShares, Inc.—Class A (Banks)	67	27,021
First Financial Bankshares, Inc. (Banks)	313	15,932
First Horizon National Corp. (Banks)	1,691	30,160
First Republic Bank (Banks)	831	80,432
Fulton Financial Corp. (Banks)	939	15,494
Glacier Bancorp, Inc. (Banks)	404	15,627
Hancock Holding Co. (Banks)	449	20,946
Home BancShares, Inc. (Banks)	800	18,048
Huntington Bancshares, Inc. (Banks)	5,709	84,265
IBERIABANK Corp. (Banks)	333	25,241
International Bancshares Corp. (Banks)	314	13,439
Investors Bancorp, Inc. (Banks)	1,305	16,691
JPMorgan Chase & Co. (Banks)	17,716	1,846,006
KeyCorp (Banks)	5,479	107,060
M&T Bank Corp. (Banks)	703	119,615
MB Financial, Inc. (Banks)	440	20,548
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,532	27,953
PacWest Bancorp (Banks)	653	32,271
People’s United Financial, Inc. (Banks)	1,850	33,467
Pinnacle Financial Partners, Inc. (Banks)	362	22,209
PNC Financial Services Group, Inc. (Banks)	2,475	334,373
Popular, Inc. (Banks)	581	26,267
Prosperity Bancshares, Inc. (Banks)	330	22,559
Regions Financial Corp. (Banks)	5,849	103,995
Signature Bank* (Banks)	310	39,643
Sterling Bancorp (Banks)	1,218	28,623
SunTrust Banks, Inc. (Banks)	2,439	161,023
SVB Financial Group* (Banks)	305	88,072
Synovus Financial Corp. (Banks)	602	31,804
TCF Financial Corp. (Banks)	881	21,690
Texas Capital Bancshares, Inc.* (Banks)	279	25,529
Trustmark Corp. (Banks)	314	10,246
U.S. Bancorp (Banks)	8,075	403,912
UMB Financial Corp. (Banks)	236	17,990
Umpqua Holdings Corp. (Banks)	1,177	26,588
United Bankshares, Inc. (Banks)	498	18,127
Valley National Bancorp (Banks)	1,419	17,255
Washington Federal, Inc. (Thrifts & Mortgage Finance)	443	14,486
Webster Financial Corp. (Banks)	502	31,977
Wells Fargo & Co. (Banks)	22,779	1,262,867
Western Alliance Bancorp* (Banks)	543	30,739
Wintrust Financial Corp. (Banks)	330	28,727
Zions Bancorp (Banks)	999	52,637
TOTAL COMMON STOCKS (Cost $3,681,542)		8,463,715

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $40,007	$40,000	$40,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,000)		40,000
TOTAL INVESTMENT SECURITIES (Cost $3,721,542)—78.4%		8,503,715
Net other assets (liabilities)—21.6%		2,352,103
NET ASSETS—100.0%		$10,855,818

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

10 :: ProFund VP Banks :: Financial Statements

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	7/23/18	2.48%	$2,399,712	$(288)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

ProFund VP Banks invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Banks	$8,411,353	77.5%
Thrifts & Mortgage Finance	52,362	0.5%
Other**	2,392,103	22.0%
Total	$10,855,818	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 11

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$3,721,542
Securities, at value	8,463,715
Repurchase agreements, at value	40,000
Total Investment Securities, at value	8,503,715
Cash	942
Dividends and interest receivable	8,489
Receivable for capital shares issued	128
Receivable for investments sold	2,411,022
Prepaid expenses	198
TOTAL ASSETS	10,924,494
LIABILITIES:
Payable for capital shares redeemed	42,737
Unrealized depreciation on swap agreements	288
Advisory fees payable	7,789
Management services fees payable	1,039
Administration fees payable	364
Administrative services fees payable	5,190
Distribution fees payable	5,409
Transfer agency fees payable	599
Fund accounting fees payable	435
Compliance services fees payable	77
Other accrued expenses	4,749
TOTAL LIABILITIES	68,676
NET ASSETS	$10,855,818
NET ASSETS CONSIST OF:
Capital	$16,497,444
Accumulated net investment income (loss)	22,494
Accumulated net realized gains (losses) on investments	(10,446,005)
Net unrealized appreciation (depreciation) on investments	4,781,885
NET ASSETS	$10,855,818
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	434,078
Net Asset Value (offering and redemption price per share)	$25.01

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$140,587
Interest	466
TOTAL INVESTMENT INCOME	141,053
EXPENSES:
Advisory fees	52,929
Management services fees	7,057
Administration fees	2,108
Transfer agency fees	3,179
Administrative services fees	19,487
Distribution fees	17,643
Custody fees	1,503
Fund accounting fees	2,542
Trustee fees	192
Compliance services fees	77
Other fees	6,321
Recoupment of prior expenses reduced by the Advisor	5,521
TOTAL NET EXPENSES	118,559
NET INVESTMENT INCOME (LOSS)	22,494
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(312,648)
Net realized gains (losses) on swap agreements	(38,530)
Change in net unrealized appreciation/depreciation on investment securities	(540,050)
Change in net unrealized appreciation/depreciation on swap agreements	132
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(891,096)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(868,602)

See accompanying notes to financial statements.

12 :: ProFund VP Banks :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$22,494	$45,033
Net realized gains (losses) on investments	(351,178)	257,783
Change in net unrealized appreciation/depreciation on investments	(539,918)	1,235,454
Change in net assets resulting from operations	(868,602)	1,538,270
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(45,033)	(29,961)
Change in net assets resulting from distributions	(45,033)	(29,961)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,274,202	37,837,496
Distributions reinvested	45,033	29,961
Value of shares redeemed	(24,158,180)	(39,040,011)
Change in net assets resulting from capital transactions	(2,838,945)	(1,172,554)
Change in net assets	(3,752,580)	335,755
NET ASSETS:
Beginning of period	14,608,398	14,272,643
End of period	$10,855,818	$14,608,398
Accumulated net investment income (loss)	$22,494	$45,033
SHARE TRANSACTIONS:
Issued	798,956	1,627,531
Reinvested	1,748	1,237
Redeemed	(927,779)	(1,712,370)
Change in shares	(127,075)	(83,602)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Banks :: 13

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$26.03	$22.14	$18.02	$18.15	$16.46	$12.42
Investment Activities:
Net investment income (loss)(a)	0.04	0.08	0.09	0.04	0.03	0.01
Net realized and unrealized gains (losses) on investments	(0.98)	3.87	4.08	(0.12)	1.68	4.13
Total income (loss) from investment activities	(0.94)	3.95	4.17	(0.08)	1.71	4.14
Distributions to Shareholders From:
Net investment income	(0.08)	(0.06)	(0.05)	(0.05)	(0.02)	(0.10)
Net Asset Value, End of Period	$25.01	$26.03	$22.14	$18.02	$18.15	$16.46
Total Return(b)	(3.64)%	17.92%	23.23%	(0.43)%	10.38%	33.45%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.69%	1.68%	1.69%	1.79%	1.79%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.32%	0.36%	0.50%	0.21%	0.18%	0.08%
Supplemental Data:
Net assets, end of period (000’s)	$10,856	$14,608	$14,273	$8,533	$8,413	$7,628
Portfolio turnover rate(b)(d)	178%	319%	362%	451%	437%	574%

(a)            Per share net investment income (loss) has been calculated using the average daily shares method.

(b)           Not annualized for periods less than one year.

(c)            Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

14 :: ProFund VP Basic Materials :: Financial Statements

Investment Objective: The ProFund VP Basic Materials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
DowDuPont, Inc.	24.7%
Praxair, Inc.	7.4%
Ecolab, Inc.	5.9%
LyondellBasell Industries N.V.	5.7%
Air Products & Chemicals, Inc.	5.5%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	81%
Metals & Mining	18%
Paper & Forest Products	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	6,073	$945,748
Albemarle Corp. (Chemicals)	3,070	289,593
Alcoa Corp.* (Metals & Mining)	4,811	225,540
Allegheny Technologies, Inc.* (Metals & Mining)	3,480	87,418
Ashland Global Holdings, Inc. (Chemicals)	1,734	135,564
Axalta Coating Systems, Ltd.* (Chemicals)	6,118	185,437
Cabot Corp. (Chemicals)	1,717	106,059
Carpenter Technology Corp. (Metals & Mining)	1,295	68,078
Celanese Corp.—Series A (Chemicals)	3,765	418,141
CF Industries Holdings, Inc. (Chemicals)	6,461	286,868
Commercial Metals Co. (Metals & Mining)	3,240	68,396
Compass Minerals International, Inc. (Metals & Mining)	938	61,674
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	699	26,807
Domtar Corp. (Paper & Forest Products)	1,746	83,354
DowDuPont, Inc. (Chemicals)	64,313	4,239,513
Eastman Chemical Co. (Chemicals)	3,954	395,242
Ecolab, Inc. (Chemicals)	7,192	1,009,253
FMC Corp. (Chemicals)	3,726	332,396
Freeport-McMoRan, Inc. (Metals & Mining)	37,339	644,471
GCP Applied Technologies, Inc.* (Chemicals)	2,002	57,958
H.B. Fuller Co. (Chemicals)	1,401	75,206
Huntsman Corp. (Chemicals)	5,831	170,265
Ingevity Corp.* (Chemicals)	1,166	94,283
International Flavors & Fragrances, Inc. (Chemicals)	2,191	271,596
KapStone Paper & Packaging Corp. (Paper & Forest Products)	2,444	84,318
LyondellBasell Industries N.V.—Class A (Chemicals)	8,909	978,654
Minerals Technologies, Inc. (Chemicals)	982	73,994
NewMarket Corp. (Chemicals)	256	103,552
Newmont Mining Corp. (Metals & Mining)	14,784	557,505
Nucor Corp. (Metals & Mining)	8,810	550,625
Olin Corp. (Chemicals)	4,631	133,002
Platform Specialty Products Corp.* (Chemicals)	5,994	69,530
PolyOne Corp. (Chemicals)	2,221	95,992
PPG Industries, Inc. (Chemicals)	6,914	717,189
Praxair, Inc. (Chemicals)	7,963	1,259,348
Reliance Steel & Aluminum Co. (Metals & Mining)	1,999	174,992
Royal Gold, Inc. (Metals & Mining)	1,811	168,133
RPM International, Inc. (Chemicals)	3,703	215,959
Sensient Technologies Corp. (Chemicals)	1,173	83,928
Steel Dynamics, Inc. (Metals & Mining)	6,536	300,329
The Chemours Co. (Chemicals)	4,930	218,695
The Mosaic Co. (Chemicals)	9,724	272,758
The Scotts Miracle-Gro Co.—Class A (Chemicals)	1,069	88,898
Trinseo SA (Chemicals)	1,198	84,998
United States Steel Corp. (Metals & Mining)	4,898	170,206
Valvoline, Inc. (Chemicals)	5,424	116,996
W.R. Grace & Co. (Chemicals)	1,864	136,650
Westlake Chemical Corp. (Chemicals)	1,009	108,599
Worthington Industries, Inc. (Metals & Mining)	1,194	50,112
TOTAL COMMON STOCKS (Cost $7,648,185)		17,093,822

Repurchase Agreements(a) (0.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $68,011	$68,000	$68,000
TOTAL REPURCHASE AGREEMENTS (Cost $68,000)		68,000
TOTAL INVESTMENT SECURITIES (Cost $7,716,185)—100.2%		17,161,822
Net other assets (liabilities)—(0.2)%		(30,400)
NET ASSETS—100.0%		$17,131,422

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 15

ProFund VP Basic Materials invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Chemicals	$13,771,864	80.3%
Metals & Mining	3,127,479	18.3%
Oil, Gas & Consumable Fuels	26,807	0.2%
Paper & Forest Products	167,672	1.0%
Other**	37,600	0.2%
Total	$17,131,422	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

16 :: ProFund VP Basic Materials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$7,716,185
Securities, at value	17,093,822
Repurchase agreements, at value	68,000
Total Investment Securities, at value	17,161,822
Cash	682
Dividends and interest receivable	21,034
Receivable for capital shares issued	19,027
Prepaid expenses	315
TOTAL ASSETS	17,202,880
LIABILITIES:
Payable for capital shares redeemed	17,863
Advisory fees payable	11,160
Management services fees payable	1,488
Administration fees payable	508
Administrative services fees payable	8,260
Distribution fees payable	8,131
Transfer agency fees payable	837
Fund accounting fees payable	608
Compliance services fees payable	116
Other accrued expenses	22,487
TOTAL LIABILITIES	71,458
NET ASSETS	$17,131,422
NET ASSETS CONSIST OF:
Capital	$11,131,898
Accumulated net investment income (loss)	21,810
Accumulated net realized gains (losses) on investments	(3,467,923)
Net unrealized appreciation (depreciation) on investments	9,445,637
NET ASSETS	$17,131,422
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	255,361
Net Asset Value (offering and redemption price per share)	$67.09

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$207,030
Interest	328
TOTAL INVESTMENT INCOME	207,358
EXPENSES:
Advisory fees	87,059
Management services fees	11,608
Administration fees	3,660
Transfer agency fees	5,493
Administrative services fees	31,467
Distribution fees	29,019
Custody fees	1,860
Fund accounting fees	4,218
Trustee fees	376
Compliance services fees	125
Other fees	6,127
Recoupment of prior expenses reduced by the Advisor	14,000
TOTAL NET EXPENSES	195,012
NET INVESTMENT INCOME (LOSS)	12,346
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,035,805
Change in net unrealized appreciation/depreciation on investment securities	(2,099,472)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,063,667)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,051,321)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 17

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$12,346	$67,046
Net realized gains (losses) on investments	1,035,805	1,912,717
Change in net unrealized appreciation/depreciation on investments	(2,099,472)	2,648,282
Change in net assets resulting from operations	(1,051,321)	4,628,045
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(67,046)	(103,682)
Change in net assets resulting from distributions	(67,046)	(103,682)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,687,444	44,845,554
Distributions reinvested	67,046	103,682
Value of shares redeemed	(23,211,666)	(38,897,212)
Change in net assets resulting from capital transactions	(15,457,176)	6,052,024
Change in net assets	(16,575,543)	10,576,387
NET ASSETS:
Beginning of period	33,706,965	23,130,578
End of period	$17,131,422	$33,706,965
Accumulated net investment income (loss)	$21,810	$76,510
SHARE TRANSACTIONS:
Issued	109,317	707,308
Reinvested	994	1,565
Redeemed	(340,605)	(631,435)
Change in shares	(230,294)	77,438

See accompanying notes to financial statements.

18 :: ProFund VP Basic Materials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$69.41	$56.66	$48.01	$56.06	$55.44	$47.28
Investment Activities:
Net investment income (loss)(a)	0.04	0.17	0.29	0.28	0.21	0.38
Net realized and unrealized gains (losses) on investments	(2.11)	12.84	8.57	(8.04)	0.73	8.25
Total income (loss) from investment activities	(2.07)	13.01	8.86	(7.76)	0.94	8.63
Distributions to Shareholders From:
Net investment income	(0.25)	(0.26)	(0.21)	(0.29)	(0.32)	(0.47)
Net Asset Value, End of Period	$67.09	$69.41	$56.66	$48.01	$56.06	$55.44
Total Return(b)	(2.98)%	22.96%	18.49%	(13.92)%	1.69%	18.43%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.69%	1.73%	1.76%	1.74%	1.73%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.11%	0.27%	0.56%	0.54%	0.36%	0.78%
Supplemental Data:
Net assets, end of period (000’s)	$17,131	$33,707	$23,131	$12,746	$19,212	$26,941
Portfolio turnover rate(b)(d)	21%	127%	109%	46%	83%	85%

(a)            Per share net investment income (loss) has been calculated using the average daily shares method.

(b)           Not annualized for periods less than one year.

(c)            Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 19

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(30)%
Swap Agreements	(69)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	25%
Health Care	14%
Financials	14%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	7%
Energy	6%
Utilities	3%
Real Estate	3%
Materials	3%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (85.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $3,433,561	$3,433,000	$3,433,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,433,000)		3,433,000
TOTAL INVESTMENT SECURITIES (Cost $3,433,000)—85.2%		3,433,000
Net other assets (liabilities)—14.8%		594,915
NET ASSETS—100.0%		$4,027,915

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $660,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	9	9/24/18	$(1,224,450)	$15,771

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/18	(2.33)%	$(1,499,873)	$(12,717)
S&P 500	UBS AG	7/27/18	(2.13)%	(1,280,952)	(8,724)
				$(2,780,825)	$(21,441)

(1)         Agreements may be terminated at will by either party without penalty.

(2)          Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

20 :: ProFund VP Bear :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$3,433,000
Repurchase agreements, at value	3,433,000
Total Investment Securities, at value	3,433,000
Cash	538
Segregated cash balances with brokers	30,800
Interest receivable	374
Receivable for capital shares issued	594,761
Variation margin on futures contracts	17
Prepaid expenses	53
TOTAL ASSETS	4,059,543
LIABILITIES:
Payable for capital shares redeemed	853
Unrealized depreciation on swap agreements	21,441
Advisory fees payable	2,339
Management services fees payable	312
Administration fees payable	107
Administrative services fees payable	1,219
Distribution fees payable	1,179
Transfer agency fees payable	175
Fund accounting fees payable	127
Compliance services fees payable	21
Other accrued expenses	3,855
TOTAL LIABILITIES	31,628
NET ASSETS	$4,027,915
NET ASSETS CONSIST OF:
Capital	$23,008,997
Accumulated net investment income (loss)	(4,250)
Accumulated net realized gains (losses) on investments	(18,971,162)
Net unrealized appreciation (depreciation) on investments	(5,670)
NET ASSETS	$4,027,915
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	125,552
Net Asset Value (offering and redemption price per share)	$32.08

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$29,329
EXPENSES:
Advisory fees	15,019
Management services fees	2,002
Administration fees	776
Transfer agency fees	1,171
Administrative services fees	5,713
Distribution fees	5,006
Custody fees	322
Fund accounting fees	862
Trustee fees	70
Compliance services fees	23
Other fees	2,615
TOTAL NET EXPENSES	33,579
NET INVESTMENT INCOME (LOSS)	(4,250)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(47,674)
Net realized gains (losses) on swap agreements	9,822
Change in net unrealized appreciation/depreciation on futures contracts	38,591
Change in net unrealized appreciation/depreciation on swap agreements	(30,370)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(29,631)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,881)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 21

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,250)	$(47,259)
Net realized gains (losses) on investments	(37,852)	(979,175)
Change in net unrealized appreciation/depreciation on investments	8,221	(76,749)
Change in net assets resulting from operations	(33,881)	(1,103,183)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	23,212,844	49,581,759
Value of shares redeemed	(23,307,740)	(50,605,115)
Change in net assets resulting from capital transactions	(94,896)	(1,023,356)
Change in net assets	(128,777)	(2,126,539)
NET ASSETS:
Beginning of period	4,156,692	6,283,231
End of period	$4,027,915	$4,156,692
Accumulated net investment income (loss)	$(4,250)	$—
SHARE TRANSACTIONS:
Issued	723,327	1,376,531
Redeemed	(723,505)	(1,406,705)
Change in shares	(178)	(30,174)

See accompanying notes to financial statements.

22 :: ProFund VP Bear :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)
Net Asset Value, Beginning of Period	$33.06	$40.30	$46.37	$48.76	$56.83	$77.39
Investment Activities:
Net investment income (loss)(b)	(0.03)	(0.32)	(0.63)	(0.75)	(0.90)	(1.10)
Net realized and unrealized gains (losses) on investments	(0.95)	(6.92)	(5.44)	(1.64)	(7.17)	(19.46)
Total income (loss) from investment activities	(0.98)	(7.24)	(6.07)	(2.39)	(8.07)	(20.56)
Net Asset Value, End of Period	$32.08	$33.06	$40.30	$46.37	$48.76	$56.83
Total Return(c)	(2.96)%	(17.97)%	(13.05)%	(4.92)%	(14.25)%	(26.55)%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%	1.68%	1.68%	1.68%	1.76%	1.74%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.21)%	(0.88)%	(1.42)%	(1.63)%	(1.66)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$4,028	$4,157	$6,283	$7,745	$8,588	$14,674
Portfolio turnover rate(e)	—	—	—	—	—	—

(a)            As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 5, 2016.

(b)           Per share net investment income (loss) has been calculated using the average daily shares method.

(c)            Not annualized for periods less than one year.

(d)           Annualized for periods less than one year.

(e)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 23

Investment Objective: The ProFund VP Biotechnology seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Biotechnology Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	17%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AbbVie, Inc.	14.4%
Amgen, Inc.	12.6%
Gilead Sciences, Inc.	9.5%
Biogen, Inc.	6.3%
Celgene Corp.	5.8%

Dow Jones U.S. Biotechnology Index — Composition

% of Index
Biotechnology	85%
Life Sciences Tools & Services	14%
Pharmaceuticals	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (82.7%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	102,061	$9,455,953
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,627	101,194
Agilent Technologies, Inc. (Life Sciences Tools & Services)	21,545	1,332,343
Agios Pharmaceuticals, Inc.* (Biotechnology)	3,332	280,654
Alexion Pharmaceuticals, Inc.* (Biotechnology)	14,976	1,859,270
Alkermes PLC* (Biotechnology)	10,434	429,463
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,633	554,794
Amgen, Inc. (Biotechnology)	44,844	8,277,754
Biogen, Inc.* (Biotechnology)	14,205	4,122,859
BioMarin Pharmaceutical, Inc.* (Biotechnology)	11,907	1,121,639
Bio-Techne Corp. (Life Sciences Tools & Services)	2,523	373,278
Bluebird Bio, Inc.* (Biotechnology)	3,378	530,177
Celgene Corp.* (Biotechnology)	47,591	3,779,677
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	3,237	363,386
Clovis Oncology, Inc.* (Biotechnology)	3,535	160,736
Exact Sciences Corp.* (Biotechnology)	8,192	489,800
Exelixis, Inc.* (Biotechnology)	18,994	408,751
Gilead Sciences, Inc. (Biotechnology)	87,558	6,202,609
Illumina, Inc.* (Life Sciences Tools & Services)	9,902	2,765,529
Incyte Corp.* (Biotechnology)	11,845	793,615
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,411	118,397
Intrexon Corp.* (Biotechnology)	4,524	63,065
Ionis Pharmaceuticals, Inc.* (Biotechnology)	8,444	351,861
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	10,904	1,088,437
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	1,445	299,361
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,698	982,514
Myriad Genetics, Inc.* (Biotechnology)	4,701	175,676
Nektar Therapeutics* (Pharmaceuticals)	10,846	529,610
Neurocrine Biosciences, Inc.* (Biotechnology)	6,041	593,468
OPKO Health, Inc.* (Biotechnology)	24,485	115,080
Portola Pharmaceuticals, Inc.* (Biotechnology)	4,447	167,963
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	3,417	319,011
Radius Health, Inc.* (Biotechnology)	2,789	82,192
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,220	1,800,848
Seattle Genetics, Inc.* (Biotechnology)	7,143	474,224
Syneos Health, Inc.* (Life Sciences Tools & Services)	3,734	175,125
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	3,109	238,989
United Therapeutics Corp.* (Biotechnology)	2,927	331,190
Vertex Pharmaceuticals, Inc.* (Biotechnology)	17,154	2,915,494
TOTAL COMMON STOCKS (Cost $22,720,155)		54,225,986
Contingent Right(NM)
Dyax Corp.*^+(a) (Biotechnology)	14,504	16,099
TOTAL CONTINGENT RIGHT (Cost $—)		16,099

Repurchase Agreements(b) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $199,033	$199,000	$199,000
TOTAL REPURCHASE AGREEMENTS (Cost $199,000)		199,000
TOTAL INVESTMENT SECURITIES (Cost $22,919,155)—83.0%		54,441,085
Net other assets (liabilities)—17.0%		11,159,910
NET ASSETS—100.0%		$65,600,995

*                 Non-income producing security.

^                  The Advisor has deemed this security to be illiquid. As of June 30, 2018, this security represented 0.025% of the net assets of the Fund.

See accompanying notes to financial statements.

24 :: ProFund VP Biotechnology :: Financial Statements

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of June 30, 2018, this security represented 0.025% of the net assets of the Fund.

(a)         Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	7/23/18	2.48%	$11,398,632	$(1,368)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

ProFund VP Biotechnology invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Biotechnology	$46,312,852	70.6%
Life Sciences Tools & Services	7,399,623	11.3%
Pharmaceuticals	529,610	0.8%
Other**	11,358,910	17.3%
Total	$65,600,995	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 25

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$22,919,155
Securities, at value	54,242,085
Repurchase agreements, at value	199,000
Total Investment Securities, at value	54,441,085
Cash	672
Dividends and interest receivable	22
Receivable for capital shares issued	1,457,441
Receivable for investments sold	9,879,558
Prepaid expenses	883
TOTAL ASSETS	65,779,661
LIABILITIES:
Payable for capital shares redeemed	2,340
Unrealized depreciation on swap agreements	1,368
Advisory fees payable	39,874
Management services fees payable	5,317
Administration fees payable	1,817
Administrative services fees payable	24,282
Distribution fees payable	35,697
Trustee fees payable	14
Transfer agency fees payable	2,992
Fund accounting fees payable	2,173
Compliance services fees payable	370
Other accrued expenses	62,422
TOTAL LIABILITIES	178,666
NET ASSETS	$65,600,995
NET ASSETS CONSIST OF:
Capital	$41,544,196
Accumulated net investment income (loss)	(41,641)
Accumulated net realized gains (losses) on investments	(7,422,122)
Net unrealized appreciation (depreciation) on investments	31,520,562
NET ASSETS	$65,600,995
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	950,476
Net Asset Value (offering and redemption price per share)	$69.02

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$488,872
Interest	1,856
TOTAL INVESTMENT INCOME	490,728
EXPENSES:
Advisory fees	251,552
Management services fees	33,540
Administration fees	12,703
Transfer agency fees	19,184
Administrative services fees	63,378
Distribution fees	83,851
Custody fees	7,729
Fund accounting fees	14,271
Trustee fees	1,141
Compliance services fees	397
Other fees	44,623
TOTAL NET EXPENSES	532,369
NET INVESTMENT INCOME (LOSS)	(41,641)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	279,464
Net realized gains (losses) on swap agreements	(62,127)
Change in net unrealized appreciation/depreciation on investment securities	(1,649,156)
Change in net unrealized appreciation/depreciation on swap agreements	405
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,431,414)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,473,055)

See accompanying notes to financial statements.

26 :: ProFund VP Biotechnology :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(41,641)	$(149,597)
Net realized gains (losses) on investments	217,337	3,357,578
Change in net unrealized appreciation/depreciation on investments	(1,648,751)	9,753,547
Change in net assets resulting from operations	(1,473,055)	12,961,528
CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,629,091	39,875,545
Value of shares redeemed	(23,719,851)	(43,784,464)
Change in net assets resulting from capital transactions	(1,090,760)	(3,908,919)
Change in net assets	(2,563,815)	9,052,609
NET ASSETS:
Beginning of period	68,164,810	59,112,201
End of period	$65,600,995	$68,164,810
Accumulated net investment income (loss)	$(41,641)	$—
SHARE TRANSACTIONS:
Issued	320,168	603,434
Redeemed	(338,004)	(664,162)
Change in shares	(17,836)	(60,728)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Biotechnology :: 27

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$70.40	$57.44	$68.89	$69.13	$57.75	$34.29
Investment Activities:
Net investment income (loss)(a)	(0.04)	(0.14)	(0.14)	(0.47)	(0.62)	(0.39)
Net realized and unrealized gains (losses) on investments	(1.34)	13.10	(10.47)	2.77	16.63	23.85
Total income (loss) from investment activities	(1.38)	12.96	(10.61)	2.30	16.01	23.46
Distributions to Shareholders From:
Net realized gains on investments	—	—	(0.84)	(2.54)	(4.63)	—
Net Asset Value, End of Period	$69.02	$70.40	$57.44	$68.89	$69.13	$57.75
Total Return(b)	(1.96)%	22.54%	(15.48)%	3.30%	29.73%	68.42%
Ratios to Average Net Assets:
Gross expenses(c)	1.59%	1.59%	1.57%	1.61%	1.68%	1.70%
Net expenses(c)	1.59%	1.59%	1.57%	1.61%	1.68%	1.68%
Net investment income (loss)(c)	(0.12)%	(0.22)%	(0.24)%	(0.66)%	(0.99)%	(0.83)%
Supplemental Data:
Net assets, end of period (000’s)	$65,601	$68,165	$59,112	$85,306	$80,009	$53,072
Portfolio turnover rate(b)(d)	68%	157%	154%	164%	248%	254%

(a)            Per share net investment income (loss) has been calculated using the average daily shares method.

(b)           Not annualized for periods less than one year.

(c)            Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

28 :: ProFund VP Bull :: Financial Statements

Investment Objective: The ProFund VP Bull seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Futures Contracts	16%
Swap Agreements	13%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.8%
Microsoft Corp.	2.3%
Amazon.com, Inc.	2.1%
Alphabet, Inc.	2.1%
Facebook, Inc.	1.4%

S&P 500 — Composition

% of Index
Information Technology	25%
Health Care	14%
Financials	14%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	7%
Energy	6%
Utilities	3%
Real Estate	3%
Materials	3%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (71.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,225	$240,982
A.O. Smith Corp. (Building Products)	300	17,745
Abbott Laboratories (Health Care Equipment & Supplies)	3,600	219,563
AbbVie, Inc. (Biotechnology)	3,100	287,214
ABIOMED, Inc.* (Health Care Equipment & Supplies)	75	30,679
Accenture PLC—Class A (IT Services)	1,325	216,757
Activision Blizzard, Inc. (Software)	1,550	118,296
Adobe Systems, Inc.* (Software)	1,000	243,809
Advance Auto Parts, Inc. (Specialty Retail)	150	20,355
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,675	25,108
Aetna, Inc. (Health Care Providers & Services)	675	123,862
Affiliated Managers Group, Inc. (Capital Markets)	100	14,867
Aflac, Inc. (Insurance)	1,575	67,757
Agilent Technologies, Inc. (Life Sciences Tools & Services)	650	40,196
Air Products & Chemicals, Inc. (Chemicals)	450	70,079
Akamai Technologies, Inc.* (Internet Software & Services)	350	25,631
Alaska Air Group, Inc. (Airlines)	250	15,098
Albemarle Corp. (Chemicals)	225	21,224
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	200	25,234
Alexion Pharmaceuticals, Inc.* (Biotechnology)	450	55,868
Align Technology, Inc.* (Health Care Equipment & Supplies)	150	51,321
Allegion PLC (Building Products)	200	15,472
Allergan PLC (Pharmaceuticals)	700	116,704
Alliance Data Systems Corp. (IT Services)	100	23,320
Alliant Energy Corp. (Electric Utilities)	475	20,102
Alphabet, Inc.*—Class A (Internet Software & Services)	600	677,514
Alphabet, Inc.*—Class C (Internet Software & Services)	625	697,280
Altria Group, Inc. (Tobacco)	3,875	220,061
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	825	1,402,334
Ameren Corp. (Multi-Utilities)	500	30,425
American Airlines Group, Inc. (Airlines)	850	32,266
American Electric Power Co., Inc. (Electric Utilities)	1,000	69,250
American Express Co. (Consumer Finance)	1,450	142,100
American International Group, Inc. (Insurance)	1,825	96,761
American Tower Corp. (Equity Real Estate Investment Trusts)	900	129,752
American Water Works Co., Inc. (Water Utilities)	375	32,018
Ameriprise Financial, Inc. (Capital Markets)	300	41,964
AmerisourceBergen Corp. (Health Care Providers & Services)	325	27,713
AMETEK, Inc. (Electrical Equipment)	475	34,276
Amgen, Inc. (Biotechnology)	1,375	253,811
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	625	54,469
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,050	76,913
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	750	71,940
Andeavor (Oil, Gas & Consumable Fuels)	275	36,075
ANSYS, Inc.* (Software)	175	30,482
Anthem, Inc. (Health Care Providers & Services)	525	124,965
Aon PLC (Insurance)	500	68,585
Apache Corp. (Oil, Gas & Consumable Fuels)	775	36,231
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	325	13,748
Apple, Inc. (Technology Hardware, Storage & Peripherals)	10,050	1,860,355

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 29

Common Stocks, continued

	Shares	Value
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,075	$95,844
Aptiv PLC (Auto Components)	550	50,397
Archer-Daniels-Midland Co. (Food Products)	1,150	52,705
Arconic, Inc. (Aerospace & Defense)	875	14,884
Arthur J. Gallagher & Co. (Insurance)	375	24,480
Assurant, Inc. (Insurance)	100	10,349
AT&T, Inc. (Diversified Telecommunication Services)	14,900	478,439
Autodesk, Inc.* (Software)	450	58,991
Automatic Data Processing, Inc. (IT Services)	900	120,726
AutoZone, Inc.* (Specialty Retail)	50	33,547
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	275	47,270
Avery Dennison Corp. (Containers & Packaging)	175	17,868
Baker Hughes, Inc.—Class A (Energy Equipment & Services)	850	28,076
Ball Corp. (Containers & Packaging)	725	25,774
Bank of America Corp. (Banks)	19,300	544,067
Baxter International, Inc. (Health Care Equipment & Supplies)	1,000	73,840
BB&T Corp. (Banks)	1,600	80,704
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	550	131,758
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,950	737,268
Best Buy Co., Inc. (Specialty Retail)	500	37,290
Biogen, Inc.* (Biotechnology)	425	123,352
BlackRock, Inc.—Class A (Capital Markets)	250	124,760
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	100	202,709
BorgWarner, Inc. (Auto Components)	400	17,264
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	325	40,762
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,825	92,378
Brighthouse Financial, Inc.* (Insurance)	200	8,014
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,350	185,389
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	850	206,244
Broadridge Financial Solutions, Inc. (IT Services)	250	28,775
Brown-Forman Corp.—Class B (Beverages)	525	25,730
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	275	23,007
CA, Inc. (Software)	650	23,173
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	925	22,015
Cadence Design Systems, Inc.* (Software)	575	24,903
Campbell Soup Co. (Food Products)	400	16,216
Capital One Financial Corp. (Consumer Finance)	1,000	91,900
Cardinal Health, Inc. (Health Care Providers & Services)	625	30,519
CarMax, Inc.* (Specialty Retail)	375	27,326
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	825	47,281
Caterpillar, Inc. (Machinery)	1,225	166,195
CBOE Holdings, Inc. (Capital Markets)	225	23,416
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	625	29,838
CBS Corp.—Class B (Media)	700	39,354
Celgene Corp.* (Biotechnology)	1,450	115,159
Centene Corp.* (Health Care Providers & Services)	425	52,364
CenterPoint Energy, Inc. (Multi-Utilities)	875	24,246
CenturyLink, Inc. (Diversified Telecommunication Services)	2,000	37,280
Cerner Corp.* (Health Care Technology)	650	38,864
CF Industries Holdings, Inc. (Chemicals)	475	21,090
Charter Communications, Inc.*—Class A (Media)	375	109,953
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,900	493,076
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	50	21,569
Chubb, Ltd. (Insurance)	950	120,668
Church & Dwight Co., Inc. (Household Products)	500	26,580
Cigna Corp. (Health Care Providers & Services)	500	84,975
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	200	20,348
Cincinnati Financial Corp. (Insurance)	300	20,058
Cintas Corp. (Commercial Services & Supplies)	175	32,387
Cisco Systems, Inc. (Communications Equipment)	9,625	414,164
Citigroup, Inc. (Banks)	5,225	349,657
Citizens Financial Group, Inc. (Banks)	1,000	38,900
Citrix Systems, Inc.* (Software)	275	28,831
CME Group, Inc. (Capital Markets)	700	114,744
CMS Energy Corp. (Multi-Utilities)	575	27,186
Cognizant Technology Solutions Corp. (IT Services)	1,200	94,788
Colgate-Palmolive Co. (Household Products)	1,775	115,038
Comcast Corp.—Class A (Media)	9,400	308,413
Comerica, Inc. (Banks)	350	31,822
ConAgra Foods, Inc. (Food Products)	800	28,584
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	300	41,505
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,400	167,088
Consolidated Edison, Inc. (Multi-Utilities)	625	48,738
Constellation Brands, Inc.—Class A (Beverages)	350	76,605
Copart, Inc.* (Commercial Services & Supplies)	425	24,038
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,700	46,767
Costco Wholesale Corp. (Food & Staples Retailing)	900	188,082
Coty, Inc. (Personal Products)	975	13,748
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	850	91,646
CSX Corp. (Road & Rail)	1,800	114,804
Cummins, Inc. (Machinery)	325	43,225
CVS Health Corp. (Food & Staples Retailing)	2,075	133,526
D.R. Horton, Inc. (Household Durables)	700	28,700
Danaher Corp. (Health Care Equipment & Supplies)	1,250	123,350
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	250	26,765
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	275	19,096
Deere & Co. (Machinery)	675	94,364
Delta Air Lines, Inc. (Airlines)	1,325	65,640

See accompanying notes to financial statements.

30 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	475	$20,791
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,075	47,257
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	425	47,422
Discover Financial Services (Consumer Finance)	725	51,047
Discovery Communications, Inc.*—Class A (Media)	325	8,938
Discovery Communications, Inc.*—Class C (Media)	700	17,850
Dish Network Corp.*—Class A (Media)	475	15,965
Dollar General Corp. (Multiline Retail)	525	51,765
Dollar Tree, Inc.* (Multiline Retail)	475	40,375
Dominion Resources, Inc. (Multi-Utilities)	1,325	90,338
Dover Corp. (Machinery)	325	23,790
DowDuPont, Inc. (Chemicals)	4,750	313,119
DTE Energy Co. (Multi-Utilities)	375	38,861
Duke Energy Corp. (Electric Utilities)	1,425	112,689
Duke Realty Corp. (Equity Real Estate Investment Trusts)	725	21,047
DXC Technology Co. (IT Services)	575	46,351
E*TRADE Financial Corp.* (Capital Markets)	550	33,638
Eastman Chemical Co. (Chemicals)	300	29,988
Eaton Corp. PLC (Electrical Equipment)	900	67,266
eBay, Inc.* (Internet Software & Services)	1,900	68,894
Ecolab, Inc. (Chemicals)	525	73,673
Edison International (Electric Utilities)	675	42,707
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	425	61,867
Electronic Arts, Inc.* (Software)	625	88,138
Eli Lilly & Co. (Pharmaceuticals)	1,950	166,394
Emerson Electric Co. (Electrical Equipment)	1,300	89,882
Entergy Corp. (Electric Utilities)	375	30,296
Envision Healthcare Corp.* (Health Care Providers & Services)	250	11,003
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,175	146,205
EQT Corp. (Oil, Gas & Consumable Fuels)	525	28,970
Equifax, Inc. (Professional Services)	250	31,278
Equinix, Inc. (Equity Real Estate Investment Trusts)	175	75,230
Equity Residential (Equity Real Estate Investment Trusts)	750	47,768
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	125	29,884
Everest Re Group, Ltd. (Insurance)	75	17,286
Evergy, Inc. (Electric Utilities)	550	30,883
Eversource Energy (Electric Utilities)	650	38,097
Exelon Corp. (Electric Utilities)	1,975	84,135
Expedia, Inc. (Internet & Direct Marketing Retail)	250	30,048
Expeditors International of Washington, Inc. (Air Freight & Logistics)	350	25,585
Express Scripts Holding Co.* (Health Care Providers & Services)	1,150	88,792
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	250	24,953
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	8,675	717,682
F5 Networks, Inc.* (Communications Equipment)	125	21,556
Facebook, Inc.*—Class A (Internet Software & Services)	4,900	952,167
Fastenal Co. (Trading Companies & Distributors)	600	28,878
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	150	18,983
FedEx Corp. (Air Freight & Logistics)	500	113,530
Fidelity National Information Services, Inc. (IT Services)	675	71,570
Fifth Third Bancorp (Banks)	1,400	40,180
First Horizon National Corp. (Banks)	1	10
FirstEnergy Corp. (Electric Utilities)	925	33,217
Fiserv, Inc.* (IT Services)	850	62,977
FleetCor Technologies, Inc.* (IT Services)	175	36,864
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	275	14,292
Flowserve Corp. (Machinery)	275	11,110
Fluor Corp. (Construction & Engineering)	300	14,634
FMC Corp. (Chemicals)	275	24,533
Foot Locker, Inc. (Specialty Retail)	250	13,163
Ford Motor Co. (Automobiles)	8,000	88,560
Fortive Corp. (Machinery)	625	48,194
Fortune Brands Home & Security, Inc. (Building Products)	300	16,107
Franklin Resources, Inc. (Capital Markets)	650	20,833
Freeport-McMoRan, Inc. (Metals & Mining)	2,750	47,465
Garmin, Ltd. (Household Durables)	225	13,725
Gartner, Inc.* (IT Services)	175	23,258
General Dynamics Corp. (Aerospace & Defense)	575	107,186
General Electric Co. (Industrial Conglomerates)	17,775	241,917
General Mills, Inc. (Food Products)	1,225	54,218
General Motors Co. (Automobiles)	2,600	102,440
Genuine Parts Co. (Distributors)	300	27,537
GGP, Inc. (Equity Real Estate Investment Trusts)	1,300	26,559
Gilead Sciences, Inc. (Biotechnology)	2,650	187,726
Global Payments, Inc. (IT Services)	325	36,234
H & R Block, Inc. (Diversified Consumer Services)	425	9,682
Halliburton Co. (Energy Equipment & Services)	1,800	81,108
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	750	16,515
Harley-Davidson, Inc. (Automobiles)	350	14,728
Harris Corp. (Communications Equipment)	250	36,135
Hartford Financial Services Group, Inc. (Insurance)	725	37,069
Hasbro, Inc. (Leisure Products)	225	20,770
HCA Holdings, Inc. (Health Care Providers & Services)	575	58,995
HCP, Inc. (Equity Real Estate Investment Trusts)	950	24,529
Helmerich & Payne, Inc. (Energy Equipment & Services)	225	14,346
Henry Schein, Inc.* (Health Care Providers & Services)	325	23,608
Hess Corp. (Oil, Gas & Consumable Fuels)	525	35,117
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,125	45,656
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	575	45,517
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	350	23,951

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 31

Common Stocks, continued

	Shares	Value
Hologic, Inc.* (Health Care Equipment & Supplies)	550	$21,863
Honeywell International, Inc. (Industrial Conglomerates)	1,525	219,676
Hormel Foods Corp. (Food Products)	550	20,466
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,525	32,132
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,350	76,012
Humana, Inc. (Health Care Providers & Services)	275	81,848
Huntington Bancshares, Inc. (Banks)	2,250	33,210
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	100	21,679
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	175	38,140
IHS Markit, Ltd.* (Professional Services)	725	37,402
Illinois Tool Works, Inc. (Machinery)	625	86,588
Illumina, Inc.* (Life Sciences Tools & Services)	300	83,786
Incyte Corp.* (Biotechnology)	350	23,450
Ingersoll-Rand PLC (Machinery)	500	44,865
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,550	474,731
Intercontinental Exchange, Inc. (Capital Markets)	1,175	86,421
International Business Machines Corp. (IT Services)	1,750	244,475
International Flavors & Fragrances, Inc. (Chemicals)	150	18,594
International Paper Co. (Containers & Packaging)	850	44,267
Intuit, Inc. (Software)	500	102,153
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	225	107,658
Invesco, Ltd. (Capital Markets)	850	22,576
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	75	16,547
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	300	29,946
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	575	20,131
J.B. Hunt Transport Services, Inc. (Road & Rail)	175	21,271
Jacobs Engineering Group, Inc. (Construction & Engineering)	250	15,873
Jefferies Financial Group, Inc. (Capital Markets)	625	14,213
Johnson & Johnson (Pharmaceuticals)	5,500	667,370
Johnson Controls International PLC (Building Products)	1,900	63,555
JPMorgan Chase & Co. (Banks)	6,975	726,794
Juniper Networks, Inc. (Communications Equipment)	725	19,880
Kansas City Southern Industries, Inc. (Road & Rail)	200	21,192
Kellogg Co. (Food Products)	500	34,935
KeyCorp (Banks)	2,175	42,500
Kimberly-Clark Corp. (Household Products)	725	76,372
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	875	14,866
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,875	68,471
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	325	33,322
Kohl’s Corp. (Multiline Retail)	350	25,515
L Brands, Inc. (Specialty Retail)	500	18,440
L3 Technologies, Inc. (Aerospace & Defense)	150	28,848
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	200	35,906
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	325	56,176
Leggett & Platt, Inc. (Household Durables)	275	12,276
Lennar Corp.—Class A (Household Durables)	550	28,874
Lincoln National Corp. (Insurance)	450	28,013
LKQ Corp.* (Distributors)	625	19,938
Lockheed Martin Corp. (Aerospace & Defense)	500	147,715
Loews Corp. (Insurance)	525	25,347
Lowe’s Cos., Inc. (Specialty Retail)	1,675	160,079
LyondellBasell Industries N.V.—Class A (Chemicals)	650	71,403
M&T Bank Corp. (Banks)	300	51,045
Macy’s, Inc. (Multiline Retail)	625	23,394
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,750	36,505
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	950	66,652
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	601	76,067
Marsh & McLennan Cos., Inc. (Insurance)	1,050	86,069
Martin Marietta Materials, Inc. (Construction Materials)	125	27,916
Masco Corp. (Building Products)	625	23,388
MasterCard, Inc.—Class A (IT Services)	1,875	368,474
Mattel, Inc. (Leisure Products)	700	11,494
McCormick & Co., Inc. (Food Products)	250	29,023
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,600	250,703
McKesson Corp. (Health Care Providers & Services)	425	56,695
Medtronic PLC (Health Care Equipment & Supplies)	2,775	237,567
Merck & Co., Inc. (Pharmaceuticals)	5,500	333,850
MetLife, Inc. (Insurance)	2,075	90,469
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	50	28,932
MGM Resorts International (Hotels, Restaurants & Leisure)	1,025	29,756
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	300	19,980
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	475	43,201
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,375	124,545
Microsoft Corp. (Software)	15,725	1,550,641
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	225	22,651
Mohawk Industries, Inc.* (Household Durables)	125	26,784
Molson Coors Brewing Co.—Class B (Beverages)	375	25,515
Mondelez International, Inc.—Class A (Food Products)	3,025	124,024
Monster Beverage Corp.* (Beverages)	850	48,705
Moody’s Corp. (Capital Markets)	350	59,696
Morgan Stanley (Capital Markets)	2,800	132,719

See accompanying notes to financial statements.

32 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Motorola Solutions, Inc. (Communications Equipment)	325	$37,820
MSCI, Inc.—Class A (Capital Markets)	175	28,950
Mylan N.V.* (Pharmaceuticals)	1,050	37,947
National Oilwell Varco, Inc. (Energy Equipment & Services)	775	33,635
Nektar Therapeutics* (Pharmaceuticals)	325	15,870
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	550	43,192
Netflix, Inc.* (Internet & Direct Marketing Retail)	900	352,286
Newell Rubbermaid, Inc. (Household Durables)	1,000	25,790
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	400	12,100
Newmont Mining Corp. (Metals & Mining)	1,100	41,481
News Corp.—Class A (Media)	775	12,013
News Corp.—Class B (Media)	250	3,963
NextEra Energy, Inc. (Electric Utilities)	975	162,853
Nielsen Holdings PLC (Professional Services)	675	20,878
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,625	209,160
NiSource, Inc. (Multi-Utilities)	700	18,396
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,000	35,280
Nordstrom, Inc. (Multiline Retail)	250	12,945
Norfolk Southern Corp. (Road & Rail)	575	86,750
Northern Trust Corp. (Capital Markets)	425	43,728
Northrop Grumman Corp. (Aerospace & Defense)	350	107,695
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	425	20,081
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	600	18,420
Nucor Corp. (Metals & Mining)	650	40,625
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,250	296,125
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,575	131,796
Omnicom Group, Inc. (Media)	475	36,228
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	850	59,356
Oracle Corp. (Software)	6,100	268,765
O’Reilly Automotive, Inc.* (Specialty Retail)	175	47,875
PACCAR, Inc. (Machinery)	725	44,921
Packaging Corp. of America (Containers & Packaging)	200	22,358
Parker-Hannifin Corp. (Machinery)	275	42,859
Paychex, Inc. (IT Services)	650	44,428
PayPal Holdings, Inc.* (IT Services)	2,275	189,439
Pentair PLC (Machinery)	325	13,676
People’s United Financial, Inc. (Banks)	700	12,663
PepsiCo, Inc. (Beverages)	2,900	315,723
PerkinElmer, Inc. (Life Sciences Tools & Services)	225	16,477
Perrigo Co. PLC (Pharmaceuticals)	275	20,050
Pfizer, Inc. (Pharmaceuticals)	11,975	434,453
PG&E Corp. (Electric Utilities)	1,050	44,688
Philip Morris International, Inc. (Tobacco)	3,175	256,350
Phillips 66 (Oil, Gas & Consumable Fuels)	850	95,464
Pinnacle West Capital Corp. (Electric Utilities)	225	18,126
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	350	66,234
PNC Financial Services Group, Inc. (Banks)	950	128,345
PPG Industries, Inc. (Chemicals)	500	51,865
PPL Corp. (Electric Utilities)	1,425	40,684
Praxair, Inc. (Chemicals)	600	94,890
Principal Financial Group, Inc. (Insurance)	550	29,123
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,100	72,258
Prudential Financial, Inc. (Insurance)	850	79,484
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,025	55,494
Public Storage (Equity Real Estate Investment Trusts)	300	68,057
PulteGroup, Inc. (Household Durables)	550	15,813
PVH Corp. (Textiles, Apparel & Luxury Goods)	150	22,458
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	250	20,043
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,025	169,763
Quanta Services, Inc.* (Construction & Engineering)	300	10,020
Quest Diagnostics, Inc. (Health Care Providers & Services)	275	30,234
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	125	15,715
Raymond James Financial, Inc. (Capital Markets)	275	24,571
Raytheon Co. (Aerospace & Defense)	600	115,908
Realty Income Corp. (Equity Real Estate Investment Trusts)	575	30,929
Red Hat, Inc.* (Software)	375	50,389
Regency Centers Corp. (Equity Real Estate Investment Trusts)	300	18,624
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	150	51,749
Regions Financial Corp. (Banks)	2,300	40,894
Republic Services, Inc.—Class A (Commercial Services & Supplies)	450	30,762
ResMed, Inc. (Health Care Equipment & Supplies)	300	31,074
Robert Half International, Inc. (Professional Services)	250	16,275
Rockwell Automation, Inc. (Electrical Equipment)	250	41,558
Rockwell Collins, Inc. (Aerospace & Defense)	325	43,771
Roper Technologies, Inc. (Industrial Conglomerates)	200	55,182
Ross Stores, Inc. (Specialty Retail)	775	65,680
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	350	36,260
S&P Global, Inc. (Capital Markets)	525	107,042
Salesforce.com, Inc.* (Software)	1,450	197,780
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	225	37,152
SCANA Corp. (Multi-Utilities)	300	11,556
Schlumberger, Ltd. (Energy Equipment & Services)	2,825	189,359
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	600	33,882
Sealed Air Corp. (Containers & Packaging)	325	13,796
Sempra Energy (Multi-Utilities)	550	63,860
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	625	106,368
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	375	36,244

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 33

Common Stocks, continued

	Shares	Value
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	175	$17,593
Snap-on, Inc. (Machinery)	125	20,090
Southwest Airlines Co. (Airlines)	1,100	55,968
Stanley Black & Decker, Inc. (Machinery)	325	43,163
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,825	138,001
State Street Corp. (Capital Markets)	750	69,818
Stericycle, Inc.* (Commercial Services & Supplies)	175	11,426
Stryker Corp. (Health Care Equipment & Supplies)	650	109,759
SunTrust Banks, Inc. (Banks)	950	62,719
SVB Financial Group* (Banks)	100	28,876
Symantec Corp. (Software)	1,275	26,329
Synchrony Financial (Consumer Finance)	1,450	48,401
Synopsys, Inc.* (Software)	300	25,671
Sysco Corp. (Food & Staples Retailing)	975	66,583
T. Rowe Price Group, Inc. (Capital Markets)	500	58,045
Take-Two Interactive Software, Inc.* (Software)	225	26,631
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	600	28,026
Target Corp. (Multiline Retail)	1,100	83,732
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	725	65,293
TechnipFMC PLC (Energy Equipment & Services)	900	28,566
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,000	220,500
Textron, Inc. (Aerospace & Defense)	525	34,603
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,350	18,104
The Allstate Corp. (Insurance)	725	66,171
The Bank of New York Mellon Corp. (Capital Markets)	2,075	111,905
The Boeing Co. (Aerospace & Defense)	1,125	377,448
The Charles Schwab Corp. (Capital Markets)	2,450	125,195
The Clorox Co. (Household Products)	275	37,194
The Coca-Cola Co. (Beverages)	7,850	344,300
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	100	23,545
The Estee Lauder Cos., Inc.—Class A (Personal Products)	450	64,210
The Gap, Inc. (Specialty Retail)	450	14,576
The Goldman Sachs Group, Inc. (Capital Markets)	725	159,912
The Goodyear Tire & Rubber Co. (Auto Components)	500	11,645
The Hershey Co. (Food Products)	275	25,592
The Home Depot, Inc. (Specialty Retail)	2,350	458,484
The Interpublic Group of Cos., Inc. (Media)	800	18,752
The JM Smucker Co.—Class A (Food Products)	225	24,183
The Kraft Heinz Co. (Food Products)	1,225	76,954
The Kroger Co. (Food & Staples Retailing)	1,675	47,654
The Macerich Co. (Equity Real Estate Investment Trusts)	225	12,787
The Mosaic Co. (Chemicals)	725	20,336
The NASDAQ OMX Group, Inc. (Capital Markets)	250	22,818
The Procter & Gamble Co. (Household Products)	5,150	402,008
The Progressive Corp. (Insurance)	1,200	70,980
The Sherwin-Williams Co. (Chemicals)	175	71,325
The Southern Co. (Electric Utilities)	2,075	96,093
The TJX Cos., Inc. (Specialty Retail)	1,275	121,354
The Travelers Cos., Inc. (Insurance)	550	67,287
The Walt Disney Co. (Media)	3,050	319,670
The Western Union Co. (IT Services)	950	19,314
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,700	46,087
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	825	170,890
Tiffany & Co. (Specialty Retail)	200	26,320
Torchmark Corp. (Insurance)	225	18,317
Total System Services, Inc. (IT Services)	350	29,582
Tractor Supply Co. (Specialty Retail)	250	19,123
TransDigm Group, Inc. (Aerospace & Defense)	100	34,514
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	225	12,535
Twenty-First Century Fox, Inc.—Class A (Media)	2,150	106,834
Twenty-First Century Fox, Inc.—Class B (Media)	900	44,343
Twitter, Inc.* (Internet Software & Services)	1,350	58,955
Tyson Foods, Inc.—Class A (Food Products)	600	41,310
U.S. Bancorp (Banks)	3,200	160,064
UDR, Inc. (Equity Real Estate Investment Trusts)	550	20,647
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	125	29,183
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	375	8,430
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	375	7,905
Union Pacific Corp. (Road & Rail)	1,575	223,146
United Continental Holdings, Inc.* (Airlines)	475	33,122
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,400	148,722
United Rentals, Inc.* (Trading Companies & Distributors)	175	25,834
United Technologies Corp. (Aerospace & Defense)	1,525	190,670
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,975	484,546
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	175	19,502
Unum Group (Insurance)	450	16,646
V.F. Corp. (Textiles, Apparel & Luxury Goods)	675	55,026
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	875	96,976
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	175	19,901
Ventas, Inc. (Equity Real Estate Investment Trusts)	725	41,289
VeriSign, Inc.* (Internet Software & Services)	200	27,484
Verisk Analytics, Inc.*—Class A (Professional Services)	325	34,983
Verizon Communications, Inc. (Diversified Telecommunication Services)	8,450	425,120
Vertex Pharmaceuticals, Inc.* (Biotechnology)	525	89,229
Viacom, Inc.—Class B (Media)	725	21,866
Visa, Inc.—Class A (IT Services)	3,650	483,442
Vornado Realty Trust (Equity Real Estate Investment Trusts)	350	25,872
Vulcan Materials Co. (Construction Materials)	275	35,492

See accompanying notes to financial statements.

34 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
W.W. Grainger, Inc. (Trading Companies & Distributors)	100	$30,840
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,750	105,026
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,950	252,668
Waste Management, Inc. (Commercial Services & Supplies)	825	67,106
Waters Corp.* (Life Sciences Tools & Services)	150	29,039
WEC Energy Group, Inc. (Multi-Utilities)	650	42,023
Wells Fargo & Co. (Banks)	8,975	497,574
Welltower, Inc. (Equity Real Estate Investment Trusts)	750	47,018
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	600	46,446
WestRock Co. (Containers & Packaging)	525	29,936
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,550	56,513
Whirlpool Corp. (Household Durables)	125	18,279
Willis Towers Watson PLC (Insurance)	275	41,690
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	175	29,285
Xcel Energy, Inc. (Electric Utilities)	1,050	47,964
Xerox Corp. (Technology Hardware, Storage & Peripherals)	450	10,800
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	525	34,262
XL Group, Ltd. (Insurance)	525	29,374
Xylem, Inc. (Machinery)	375	25,268
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	650	50,843
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	425	47,362
Zions Bancorp (Banks)	400	21,076
Zoetis, Inc. (Pharmaceuticals)	1,000	85,190
TOTAL COMMON STOCKS (Cost $13,255,723)		47,095,376

Repurchase Agreements(a)(b) (28.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $18,919,089	$18,916,000	$18,916,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,916,000)		18,916,000
TOTAL INVESTMENT SECURITIES (Cost $32,171,723)—99.8%		66,011,376
Net other assets (liabilities)—0.2%		147,140
NET ASSETS—100.0%		$66,158,516

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $728,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	77	9/24/18	$10,475,850	$(237,670)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/18	2.53%	$6,222,566	$43,242
S&P 500	UBS AG	7/27/18	2.48%	2,376,403	16,521
				$8,598,969	$59,763

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 35

ProFund VP Bull invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,224,921	1.8%
Air Freight & Logistics	310,844	0.5%
Airlines	202,094	0.3%
Auto Components	79,306	0.1%
Automobiles	205,728	0.3%
Banks	2,891,100	4.4%
Beverages	836,578	1.3%
Biotechnology	1,187,558	1.8%
Building Products	136,267	0.2%
Capital Markets	1,441,831	2.2%
Chemicals	882,119	1.4%
Commercial Services & Supplies	165,719	0.3%
Communications Equipment	529,555	0.8%
Construction & Engineering	40,527	0.1%
Construction Materials	63,408	0.1%
Consumer Finance	333,448	0.5%
Containers & Packaging	153,999	0.2%
Distributors	47,475	0.1%
Diversified Consumer Services	9,682	NM
Diversified Financial Services	737,268	1.1%
Diversified Telecommunication Services	940,839	1.4%
Electric Utilities	871,784	1.3%
Electrical Equipment	232,982	0.4%
Electronic Equipment, Instruments & Components	197,368	0.3%
Energy Equipment & Services	375,090	0.6%
Equity Real Estate Investment Trusts	1,309,674	2.0%
Food & Staples Retailing	793,539	1.2%
Food Products	528,210	0.8%
Health Care Equipment & Supplies	1,442,416	2.2%
Health Care Providers & Services	1,354,623	2.0%
Health Care Technology	38,864	0.1%
Hotels, Restaurants & Leisure	772,128	1.2%
Household Durables	170,241	0.3%
Household Products	657,192	1.0%
Independent Power & Renewable Electricity Producers	36,524	0.1%
Industrial Conglomerates	757,757	1.1%
Insurance	1,119,997	1.7%
Internet & Direct Marketing Retail	1,999,912	2.9%
Internet Software & Services	2,507,925	3.8%
IT Services	2,140,774	3.2%
Leisure Products	32,264	NM
Life Sciences Tools & Services	399,266	0.6%
Machinery	708,308	1.1%
Media	1,064,142	1.6%
Metals & Mining	129,571	0.2%
Multiline Retail	237,726	0.4%
Multi-Utilities	451,123	0.7%
Oil, Gas & Consumable Fuels	2,607,354	3.9%
Personal Products	77,958	0.1%
Pharmaceuticals	2,063,217	3.1%
Professional Services	140,816	0.2%
Real Estate Management & Development	29,838	NM
Road & Rail	467,163	0.7%
Semiconductors & Semiconductor Equipment	1,908,048	2.9%
Software	2,864,982	4.3%
Specialty Retail	1,092,795	1.7%
Technology Hardware, Storage & Peripherals	2,116,343	3.2%
Textiles, Apparel & Luxury Goods	383,215	0.6%
Tobacco	476,411	0.7%
Trading Companies & Distributors	85,552	0.1%
Water Utilities	32,018	NM
Other**	19,063,140	28.8%
Total	$66,158,516	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

36 :: ProFund VP Bull :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$32,171,723
Securities, at value	47,095,376
Repurchase agreements, at value	18,916,000
Total Investment Securities, at value	66,011,376
Cash	713
Segregated cash balances with brokers	486,640
Dividends and interest receivable	41,001
Unrealized appreciation on swap agreements	59,763
Receivable for capital shares issued	1,345
Receivable for investments sold	45,744
Variation margin on futures contracts	6,121
Prepaid expenses	996
TOTAL ASSETS	66,653,699
LIABILITIES:
Payable for investments purchased	24,041
Payable for capital shares redeemed	274,817
Advisory fees payable	42,682
Management services fees payable	5,691
Administration fees payable	1,938
Administrative services fees payable	32,230
Distribution fees payable	34,550
Trustee fees payable	15
Transfer agency fees payable	3,191
Fund accounting fees payable	2,317
Compliance services fees payable	398
Other accrued expenses	73,313
TOTAL LIABILITIES	495,183
NET ASSETS	$66,158,516
NET ASSETS CONSIST OF:
Capital	$35,840,770
Accumulated net investment income (loss)	40,686
Accumulated net realized gains (losses) on investments	(3,384,686)
Net unrealized appreciation (depreciation) on investments	33,661,746
NET ASSETS	$66,158,516
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,438,678
Net Asset Value (offering and redemption price per share)	$45.99

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$452,558
Interest	211,412
TOTAL INVESTMENT INCOME	663,970
EXPENSES:
Advisory fees	286,568
Management services fees	38,209
Administration fees	11,558
Transfer agency fees	17,413
Administrative services fees	98,855
Distribution fees	95,523
Custody fees	4,696
Fund accounting fees	14,377
Trustee fees	1,088
Compliance services fees	398
Other fees	21,228
Recoupment of prior expenses reduced by the Advisor	52,000
TOTAL NET EXPENSES	641,913
NET INVESTMENT INCOME (LOSS)	22,057
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	513,015
Net realized gains (losses) on futures contracts	630,054
Net realized gains (losses) on swap agreements	704,594
Change in net unrealized appreciation/depreciation on investment securities	270,152
Change in net unrealized appreciation/depreciation on futures contracts	(485,974)
Change in net unrealized appreciation/depreciation on swap agreements	159,251
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,791,092
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,813,149

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 37

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$22,057	$(227,331)
Net realized gains (losses) on investments	1,847,663	7,572,697
Change in net unrealized appreciation/depreciation on investments	(56,571)	6,960,913
Change in net assets resulting from operations	1,813,149	14,306,279
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(7,322,619)	(2,229,776)
Change in net assets resulting from distributions	(7,322,619)	(2,229,776)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	175,984,255	284,787,468
Distributions reinvested	7,322,619	2,229,776
Value of shares redeemed	(204,179,762)	(284,467,841)
Change in net assets resulting from capital transactions	(20,872,888)	2,549,403
Change in net assets	(26,382,358)	14,625,906
NET ASSETS:
Beginning of period	92,540,874	77,914,968
End of period	$66,158,516	$92,540,874
Accumulated net investment income (loss)	$40,686	$18,629
SHARE TRANSACTIONS:
Issued	3,455,689	6,022,053
Reinvested	156,634	46,444
Redeemed	(4,000,793)	(6,030,481)
Change in shares	(388,470)	38,016

See accompanying notes to financial statements.

38 :: ProFund VP Bull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$50.65	$43.55	$40.57	$41.22	$37.88	$29.52
Investment Activities:
Net investment income (loss)(a)	0.01	(0.13)	(0.19)	(0.17)	(0.19)	(0.25)
Net realized and unrealized gains (losses) on investments	0.92	8.48	4.09	(0.01)	4.46	8.98
Total income (loss) from investment activities	0.93	8.35	3.90	(0.18)	4.27	8.73
Distributions to Shareholders From:
Net realized gains on investments	(5.59)	(1.25)	(0.92)	(0.47)	(0.93)	(0.37)
Net Asset Value, End of Period	$45.99	$50.65	$43.55	$40.57	$41.22	$37.88
Total Return(b)	1.66%	19.34%	9.66%	(0.46)%	11.47%	29.76%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.68%	1.71%	1.73%	1.70%	1.72%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.06%	(0.28)%	(0.45)%	(0.42)%	(0.50)%	(0.74)%
Supplemental Data:
Net assets, end of period (000’s)	$66,159	$92,541	$77,915	$104,154	$159,657	$105,750
Portfolio turnover rate(b)(d)	1%	3%	4%	32%	131%	43%

(a)            Per share net investment income (loss) has been calculated using the average daily shares method.

(b)           Not annualized for periods less than one year.

(c)            Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 39

Investment Objective: The ProFund VP Consumer Goods seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Goods Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	9.2%
The Coca-Cola Co.	7.9%
PepsiCo, Inc.	7.3%
Philip Morris International, Inc.	5.9%
Altria Group, Inc.	5.1%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Food, Beverage & Tobacco	48%
Household & Personal Products	18%
Consumer Durables & Apparel	16%
Automobiles & Components	11%
Software & Services	5%
Capital Goods	1%
Retailing	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,231	$322,910
Adient PLC (Auto Components)	518	25,480
Altria Group, Inc. (Tobacco)	10,526	597,772
Aptiv PLC (Auto Components)	1,472	134,879
Archer-Daniels-Midland Co. (Food Products)	3,108	142,440
Autoliv, Inc. (Auto Components)	484	69,318
Avon Products, Inc.* (Personal Products)	2,455	3,977
B&G Foods, Inc.—Class A (Food Products)	369	11,033
BorgWarner, Inc. (Auto Components)	1,099	47,433
Brown-Forman Corp.—Class A (Beverages)	338	16,515
Brown-Forman Corp.—Class B (Beverages)	1,456	71,359
Brunswick Corp. (Leisure Products)	485	31,273
Bunge, Ltd. (Food Products)	784	54,653
Campbell Soup Co. (Food Products)	1,071	43,418
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	263	28,507
Church & Dwight Co., Inc. (Household Products)	1,363	72,457
Colgate-Palmolive Co. (Household Products)	4,850	314,329
ConAgra Foods, Inc. (Food Products)	2,190	78,249
Constellation Brands, Inc.—Class A (Beverages)	935	204,643
Cooper Tire & Rubber Co. (Auto Components)	282	7,417
Coty, Inc. (Personal Products)	2,628	37,055
D.R. Horton, Inc. (Household Durables)	1,910	78,310
Dana Holding Corp. (Auto Components)	809	16,334
Darling Ingredients, Inc.* (Food Products)	917	18,230
Dean Foods Co. (Food Products)	507	5,329
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	169	19,078
Delphi Technologies PLC (Auto Components)	493	22,412
Dr. Pepper Snapple Group, Inc. (Beverages)	1,001	122,122
Edgewell Personal Care Co.* (Personal Products)	301	15,188
Electronic Arts, Inc.* (Software)	1,708	240,862
Energizer Holdings, Inc. (Household Products)	332	20,903
Flowers Foods, Inc. (Food Products)	1,030	21,455
Ford Motor Co. (Automobiles)	21,766	240,950
General Mills, Inc. (Food Products)	3,299	146,013
General Motors Co. (Automobiles)	7,054	277,927
Gentex Corp. (Auto Components)	1,525	35,106
Genuine Parts Co. (Distributors)	816	74,900
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	2,006	44,172
Harley-Davidson, Inc. (Automobiles)	926	38,966
Hasbro, Inc. (Leisure Products)	632	58,340
Helen of Troy, Ltd.* (Household Durables)	144	14,177
Herbalife, Ltd.* (Personal Products)	643	34,542
Herman Miller, Inc. (Commercial Services & Supplies)	331	11,221
HNI Corp. (Commercial Services & Supplies)	244	9,077
Hormel Foods Corp. (Food Products)	1,500	55,815
Ingredion, Inc. (Food Products)	404	44,723
Jefferies Financial Group, Inc. (Capital Markets)	1,688	38,385
Kellogg Co. (Food Products)	1,390	97,119
Kimberly-Clark Corp. (Household Products)	1,942	204,570
Lamb Weston Holding, Inc. (Food Products)	813	55,699
Lancaster Colony Corp. (Food Products)	106	14,673
Lear Corp. (Auto Components)	368	68,378
Leggett & Platt, Inc. (Household Durables)	732	32,676
Lennar Corp.—B Shares (Household Durables)	84	3,586
Lennar Corp.—Class A (Household Durables)	1,523	79,959
lululemon athletica, Inc.* (Textiles, Apparel & Luxury Goods)	531	66,295
Mattel, Inc. (Leisure Products)	1,913	31,411
McCormick & Co., Inc. (Food Products)	674	78,245
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	833	55,478
Mohawk Industries, Inc.* (Household Durables)	352	75,423
Molson Coors Brewing Co.—Class B (Beverages)	1,027	69,877
Mondelez International, Inc.—Class A (Food Products)	8,202	336,281
Monster Beverage Corp.* (Beverages)	2,283	130,816
Newell Rubbermaid, Inc. (Household Durables)	2,701	69,659
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	7,135	568,516
Nu Skin Enterprises, Inc.—Class A (Personal Products)	310	24,239
NVR, Inc.* (Household Durables)	18	53,466
PepsiCo, Inc. (Beverages)	7,884	858,331

See accompanying notes to financial statements.

40 :: ProFund VP Consumer Goods :: Financial Statements

Common Stocks, continued

	Shares	Value
Philip Morris International, Inc. (Tobacco)	8,644	$697,916
Pinnacle Foods, Inc. (Food Products)	662	43,070
Polaris Industries, Inc. (Leisure Products)	326	39,831
Pool Corp. (Distributors)	223	33,785
Post Holdings, Inc.* (Food Products)	373	32,085
PulteGroup, Inc. (Household Durables)	1,460	41,975
PVH Corp. (Textiles, Apparel & Luxury Goods)	430	64,380
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	310	38,973
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	756	22,688
Spectrum Brands Holdings, Inc. (Household Products)	123	10,039
Stanley Black & Decker, Inc. (Machinery)	857	113,817
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	293	15,558
Take-Two Interactive Software, Inc.* (Software)	636	75,277
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,601	74,783
Tempur Sealy International, Inc.* (Household Durables)	259	12,445
Tenneco, Inc. (Auto Components)	287	12,617
Tesla Motors, Inc.* (Automobiles)	747	256,184
The Clorox Co. (Household Products)	722	97,651
The Coca-Cola Co. (Beverages)	21,297	934,086
The Estee Lauder Cos., Inc.—Class A (Personal Products)	1,246	177,792
The Goodyear Tire & Rubber Co. (Auto Components)	1,332	31,022
The Hain Celestial Group, Inc.* (Food Products)	579	17,254
The Hershey Co. (Food Products)	778	72,401
The JM Smucker Co.—Class A (Food Products)	632	67,927
The Kraft Heinz Co. (Food Products)	3,323	208,750
The Procter & Gamble Co. (Household Products)	13,986	1,091,747
Thor Industries, Inc. (Automobiles)	274	26,685
Toll Brothers, Inc. (Household Durables)	786	29,074
TreeHouse Foods, Inc.* (Food Products)	313	16,436
Tupperware Brands Corp. (Household Durables)	285	11,753
Tyson Foods, Inc.—Class A (Food Products)	1,654	113,878
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,032	23,199
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	1,049	22,113
US Foods Holding Corp.* (Food & Staples Retailing)	769	29,084
V.F. Corp. (Textiles, Apparel & Luxury Goods)	1,819	148,285
Visteon Corp.* (Auto Components)	164	21,195
WABCO Holdings, Inc.* (Machinery)	281	32,883
Whirlpool Corp. (Household Durables)	358	52,350
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	526	18,289
TOTAL COMMON STOCKS (Cost $3,955,329)		11,823,628
TOTAL INVESTMENT SECURITIES (Cost $3,955,329)—99.9%		11,823,628
Net other assets (liabilities)—0.1%		13,421
NET ASSETS—100.0%		$11,837,049

* Non-income producing security.

ProFund VP Consumer Goods invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Auto Components	$491,591	4.2%
Automobiles	840,712	7.1%
Beverages	2,407,749	20.4%
Capital Markets	38,385	0.3%
Commercial Services & Supplies	20,298	0.2%
Distributors	108,685	0.9%
Food & Staples Retailing	29,084	0.2%
Food Products	1,775,176	15.0%
Household Durables	554,853	4.7%
Household Products	1,811,696	15.4%
Leisure Products	160,855	1.4%
Machinery	146,700	1.2%
Personal Products	292,793	2.5%
Software	639,049	5.4%
Textiles, Apparel & Luxury Goods	1,210,314	10.1%
Tobacco	1,295,688	10.9%
Other**	13,421	0.1%
Total	$11,837,049	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 41

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$3,955,329
Securities, at value	11,823,628
Total Investment Securities, at value	11,823,628
Dividends receivable	33,022
Receivable for capital shares issued	5,424
Prepaid expenses	221
TOTAL ASSETS	11,862,295
LIABILITIES:
Payable for capital shares redeemed	354
Cash overdraft	653
Advisory fees payable	6,823
Management services fees payable	910
Administration fees payable	323
Administrative services fees payable	4,655
Distribution fees payable	4,347
Transfer agency fees payable	532
Fund accounting fees payable	386
Compliance services fees payable	79
Other accrued expenses	6,184
TOTAL LIABILITIES	25,246
NET ASSETS	$11,837,049
NET ASSETS CONSIST OF:
Capital	$3,979,479
Accumulated net investment income (loss)	73,755
Accumulated net realized gains (losses) on investments	(84,484)
Net unrealized appreciation (depreciation) on investments	7,868,299
NET ASSETS	$11,837,049
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	232,663
Net Asset Value (offering and redemption price per share)	$50.88

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$198,930
Interest	158
TOTAL INVESTMENT INCOME	199,088
EXPENSES:
Advisory fees	56,272
Management services fees	7,503
Administration fees	2,369
Transfer agency fees	3,562
Administrative services fees	21,867
Distribution fees	18,757
Custody fees	1,418
Fund accounting fees	2,984
Trustee fees	227
Compliance services fees	79
Other fees	6,837
Recoupment of prior expenses reduced by the Advisor	4,102
Total Gross Expenses before reductions	125,977
Expenses reduced and reimbursed by the Advisor	(368)
TOTAL NET EXPENSES	125,609
NET INVESTMENT INCOME (LOSS)	73,479
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,191,047
Change in net unrealized appreciation/depreciation on investment securities	(2,517,906)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,326,859)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,253,380)

See accompanying notes to financial statements.

42 :: ProFund VP Consumer Goods :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$73,479	$138,049
Net realized gains (losses) on investments	1,191,047	2,110,518
Change in net unrealized appreciation/depreciation on investments	(2,517,906)	(18,202)
Change in net assets resulting from operations	(1,253,380)	2,230,365
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(138,049)	(179,485)
Net realized gains on investments	(1,976,827)	(209,288)
Change in net assets resulting from distributions	(2,114,876)	(388,773)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,479,618	22,319,101
Distributions reinvested	2,114,876	388,773
Value of shares redeemed	(10,215,866)	(22,096,695)
Change in net assets resulting from capital transactions	(3,621,372)	611,179
Change in net assets	(6,989,628)	2,452,771
NET ASSETS:
Beginning of period	18,826,677	16,373,906
End of period	$11,837,049	$18,826,677
Accumulated net investment income (loss)	$73,755	$138,325
SHARE TRANSACTIONS:
Issued	72,798	347,076
Reinvested	41,468	6,151
Redeemed	(165,885)	(345,633)
Change in shares	(51,619)	7,594

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Goods :: 43

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$66.23	$59.18	$57.77	$56.02	$51.16	$40.14
Investment Activities:
Net investment income (loss)(a)	0.30	0.49	0.48	0.67	0.43	0.35
Net realized and unrealized gains (losses) on investments	(4.31)	8.33	1.59	1.64	4.78	11.03
Total income (loss) from investment activities	(4.01)	8.82	2.07	2.31	5.21	11.38
Distributions to Shareholders From:
Net investment income	(0.74)	(0.82)	(0.66)	(0.56)	(0.35)	(0.36)
Net realized gains on investments	(10.60)	(0.95)	—	—	—	—
Total distributions	(11.34)	(1.77)	(0.66)	(0.56)	(0.35)	(0.36)
Net Asset Value, End of Period	$50.88	$66.23	$59.18	$57.77	$56.02	$51.16
Total Return(b)	(6.09)%	15.05%	3.54%	4.16%	10.23%	28.45%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.68%	1.68%	1.68%	1.74%	1.76%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.98%	0.76%	0.81%	1.18%	0.81%	0.75%
Supplemental Data:
Net assets, end of period (000’s)	$11,837	$18,827	$16,374	$24,118	$29,178	$19,744
Portfolio turnover rate(b)(d)	25%	107%	84%	156%	93%	66%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

44 :: ProFund VP Consumer Services :: Financial Statements

Investment Objective: The ProFund VP Consumer Services seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Services Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	20.5%
The Home Depot, Inc.	4.8%
The Walt Disney Co.	4.7%
Netflix, Inc.	4.6%
Comcast Corp.	4.5%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
Retailing	50%
Media	19%
Consumer Services	16%
Food & Staples Retailing	10%
Transportation	3%
Commercial & Professional Services	1%
Health Care Equipment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.7%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	479	$20,813
Acxiom Corp.* (IT Services)	604	18,090
Adtalem Global Education, Inc.* (Diversified Consumer Services)	467	22,463
Advance Auto Parts, Inc. (Specialty Retail)	582	78,977
Alaska Air Group, Inc. (Airlines)	968	58,458
Allegiant Travel Co. (Airlines)	91	12,644
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,144	5,344,170
AMC Networks, Inc.*—Class A (Media)	363	22,579
American Airlines Group, Inc. (Airlines)	3,260	123,750
American Eagle Outfitters, Inc. (Specialty Retail)	1,306	30,365
AmerisourceBergen Corp. (Health Care Providers & Services)	1,269	108,208
Aramark (Hotels, Restaurants & Leisure)	1,919	71,195
AutoNation, Inc.* (Specialty Retail)	458	22,250
AutoZone, Inc.* (Specialty Retail)	208	139,553
Avis Budget Group, Inc.* (Road & Rail)	563	18,298
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	538	22,930
Bed Bath & Beyond, Inc. (Specialty Retail)	1,090	21,718
Best Buy Co., Inc. (Specialty Retail)	1,913	142,672
Big Lots, Inc. (Multiline Retail)	336	14,038
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	718	14,432
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	379	768,267
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	454	46,544
Brinker International, Inc. (Hotels, Restaurants & Leisure)	348	16,565
Burlington Stores, Inc.* (Specialty Retail)	536	80,684
Cable One, Inc. (Media)	34	24,932
Cardinal Health, Inc. (Health Care Providers & Services)	2,432	118,754
CarMax, Inc.* (Specialty Retail)	1,396	101,727
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	3,167	181,501
Casey’s General Stores, Inc. (Food & Staples Retailing)	287	30,158
CBS Corp. (Media)	54	3,059
CBS Corp.—Class B (Media)	2,670	150,107
Charter Communications, Inc.*—Class A (Media)	1,447	424,275
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	192	82,823
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	278	21,017
Cinemark Holdings, Inc. (Media)	830	29,116
Comcast Corp.—Class A (Media)	36,163	1,186,508
Copart, Inc.* (Commercial Services & Supplies)	1,585	89,648
Costco Wholesale Corp. (Food & Staples Retailing)	3,434	717,637
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	189	29,524
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	972	104,062
Delta Air Lines, Inc. (Airlines)	5,037	249,533
Dick’s Sporting Goods, Inc. (Specialty Retail)	610	21,503
Dillard’s, Inc.—Class A (Multiline Retail)	159	15,026
Discovery Communications, Inc.*—Class A (Media)	1,221	33,578
Discovery Communications, Inc.*—Class C (Media)	2,671	68,111
Dish Network Corp.*—Class A (Media)	1,794	60,296
Dollar General Corp. (Multiline Retail)	1,992	196,411
Dollar Tree, Inc.* (Multiline Retail)	1,858	157,930
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	336	94,809
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	646	44,619
Expedia, Inc. (Internet & Direct Marketing Retail)	951	114,301

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 45

Common Stocks, continued

	Shares	Value
Extended Stay America, Inc. (Hotels, Restaurants & Leisure)	1,499	$32,393
Five Below, Inc.* (Specialty Retail)	433	42,308
Foot Locker, Inc. (Specialty Retail)	916	48,227
GameStop Corp.—Class A (Specialty Retail)	798	11,627
GCI Liberty, Inc.* (Media)	787	35,478
Graham Holdings Co.—Class B (Diversified Consumer Services)	32	18,755
Grand Canyon Education, Inc.* (Diversified Consumer Services)	380	42,412
Groupon, Inc.* (Internet & Direct Marketing Retail)	3,130	13,459
H & R Block, Inc. (Diversified Consumer Services)	1,636	37,268
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	762	26,441
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,190	173,360
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	365	28,160
IHS Markit, Ltd.* (Professional Services)	2,776	143,213
J.C. Penney Co., Inc.* (Multiline Retail)	2,458	5,752
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	221	18,812
JetBlue Airways Corp.* (Airlines)	2,474	46,957
John Wiley & Sons, Inc.—Class A (Media)	355	22,152
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,053	57,704
Kohl’s Corp. (Multiline Retail)	1,309	95,426
L Brands, Inc. (Specialty Retail)	1,893	69,814
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,841	216,939
Liberty Broadband Corp.*—Class A (Media)	206	15,582
Liberty Broadband Corp.*—Class C (Media)	1,196	90,561
Liberty Expedia Holdings*—Class A (Internet & Direct Marketing Retail)	425	18,675
Liberty Global PLC*—Class A (Media)	1,693	46,625
Liberty Global PLC*—Class C (Media)	4,646	123,630
Liberty Latin America, Ltd.*—Class A (Media)	381	7,285
Liberty Latin America, Ltd.*—Class C (Media)	892	17,287
Liberty Media Group*—Class A (Media)	201	7,097
Liberty Media Group*—Class C (Media)	1,590	59,037
Liberty SiriusXM Group*—Class A (Media)	656	29,553
Liberty SiriusXM Group*—Class C (Media)	1,309	59,376
Lions Gate Entertainment Corp.—Class A (Media)	499	12,385
Lions Gate Entertainment Corp.—Class B (Media)	873	20,481
Lithia Motors, Inc.—Class A (Specialty Retail)	189	17,874
Live Nation Entertainment, Inc.* (Media)	1,059	51,436
LKQ Corp.* (Distributors)	2,425	77,358
Lowe’s Cos., Inc. (Specialty Retail)	6,423	613,846
Macy’s, Inc. (Multiline Retail)	2,400	89,832
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,317	293,315
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	186	21,011
McDonald’s Corp. (Hotels, Restaurants & Leisure)	6,141	962,233
Meredith Corp. (Media)	303	15,453
MGM Resorts International (Hotels, Restaurants & Leisure)	3,917	113,711
Murphy USA, Inc.* (Specialty Retail)	239	17,755
Netflix, Inc.* (Internet & Direct Marketing Retail)	3,091	1,209,910
News Corp.—Class A (Media)	2,988	46,314
News Corp.—Class B (Media)	958	15,184
Nexstar Broadcasting Group, Inc.—Class A (Media)	361	26,497
Nordstrom, Inc. (Multiline Retail)	911	47,172
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,618	76,451
Office Depot, Inc. (Specialty Retail)	4,005	10,213
Omnicom Group, Inc. (Media)	1,782	135,913
O’Reilly Automotive, Inc.* (Specialty Retail)	639	174,811
Qurate Retail, Inc.*—Class A (Health Care Providers & Services)	3,504	74,355
Rite Aid Corp.* (Food & Staples Retailing)	8,336	14,421
Rollins, Inc. (Commercial Services & Supplies)	756	39,750
Ross Stores, Inc. (Specialty Retail)	2,954	250,352
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,318	136,545
Sally Beauty Holdings, Inc.* (Specialty Retail)	960	15,389
Service Corp. International (Diversified Consumer Services)	1,434	51,323
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	1,056	62,800
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	255	22,958
Signet Jewelers, Ltd. (Specialty Retail)	458	25,534
Sinclair Broadcast Group, Inc.—Class A (Media)	600	19,290
Sirius XM Holdings, Inc. (Media)	11,197	75,804
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	608	42,590
Sotheby’s*—Class A (Diversified Consumer Services)	282	15,324
Southwest Airlines Co. (Airlines)	4,166	211,966
Spirit Airlines, Inc.* (Airlines)	540	19,629
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	964	21,275
Starbucks Corp. (Hotels, Restaurants & Leisure)	10,782	526,701
Sysco Corp. (Food & Staples Retailing)	3,744	255,678
Target Corp. (Multiline Retail)	4,164	316,963
TEGNA, Inc. (Media)	1,683	18,261
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	506	33,148
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	339	18,665
The Dun & Bradstreet Corp. (Professional Services)	284	34,833
The Gap, Inc. (Specialty Retail)	1,693	54,836
The Home Depot, Inc. (Specialty Retail)	6,437	1,255,858
The Interpublic Group of Cos., Inc. (Media)	3,019	70,765
The Kroger Co. (Food & Staples Retailing)	6,356	180,828
The Madison Square Garden Co.*—Class A (Media)	136	42,186
The New York Times Co.—Class A (Media)	1,003	25,978
The TJX Cos., Inc. (Specialty Retail)	4,905	466,858
The Walt Disney Co. (Media)	11,616	1,217,473
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,405	24,138
Tiffany & Co. (Specialty Retail)	798	105,017
Tractor Supply Co. (Specialty Retail)	960	73,430

See accompanying notes to financial statements.

46 :: ProFund VP Consumer Services :: Financial Statements

Common Stocks, continued

	Shares	Value
Tribune Media Co.—Class A (Media)	572	$21,890
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	837	46,629
Twenty-First Century Fox, Inc.—Class A (Media)	8,239	409,396
Twenty-First Century Fox, Inc.—Class B (Media)	3,438	169,390
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	444	103,656
United Continental Holdings, Inc.* (Airlines)	1,843	128,512
United Natural Foods, Inc.* (Food & Staples Retailing)	395	16,851
Urban Outfitters, Inc.* (Specialty Retail)	628	27,977
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	323	88,563
Viacom, Inc.—Class A (Media)	61	2,162
Viacom, Inc.—Class B (Media)	2,753	83,030
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,661	399,760
Wal-Mart Stores, Inc. (Food & Staples Retailing)	11,295	967,417
Wayfair, Inc.*—Class A (Internet & Direct Marketing Retail)	344	40,853
Williams-Sonoma, Inc. (Specialty Retail)	600	36,828
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	783	34,663
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	783	46,064
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	659	110,277
Yelp, Inc.* (Internet Software & Services)	603	23,625
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	2,523	197,349
TOTAL COMMON STOCKS (Cost $8,677,291)		26,056,961
TOTAL INVESTMENT SECURITIES (Cost $8,677,291)—99.7%		26,056,961
Net other assets (liabilities)—0.3%		67,914
NET ASSETS—100.0%		$26,124,875

*                 Non-income producing security.

ProFund VP Consumer Services invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Airlines	$851,449	3.2%
Commercial Services & Supplies	187,102	0.7%
Distributors	77,358	0.3%
Diversified Consumer Services	296,889	1.1%
Food & Staples Retailing	2,604,025	10.0%
Health Care Providers & Services	301,317	1.2%
Hotels, Restaurants & Leisure	3,882,076	14.9%
Internet & Direct Marketing Retail	7,579,222	28.9%
Internet Software & Services	23,625	0.1%
IT Services	18,090	0.1%
Media	4,995,512	19.1%
Multiline Retail	938,550	3.6%
Professional Services	178,046	0.7%
Road & Rail	18,298	0.1%
Specialty Retail	4,082,472	15.6%
Trading Companies & Distributors	22,930	0.1%
Other**	67,914	0.3%
Total	$26,124,875	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 47

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$8,677,291
Securities, at value	26,056,961
Total Investment Securities, at value	26,056,961
Dividends receivable	7,897
Receivable for capital shares issued	40,555
Receivable for investments sold	129,498
Prepaid expenses	378
TOTAL ASSETS	26,235,289
LIABILITIES:
Payable for capital shares redeemed	1,792
Cash overdraft	36,232
Advisory fees payable	15,992
Management services fees payable	2,132
Administration fees payable	728
Administrative services fees payable	12,261
Distribution fees payable	12,022
Trustee fees payable	6
Transfer agency fees payable	1,199
Fund accounting fees payable	871
Compliance services fees payable	156
Other accrued expenses	27,023
TOTAL LIABILITIES	110,414
NET ASSETS	$26,124,875
NET ASSETS CONSIST OF:
Capital	$8,135,482
Accumulated net investment income (loss)	(64,757)
Accumulated net realized gains (losses) on investments	674,480
Net unrealized appreciation (depreciation) on investments	17,379,670
NET ASSETS	$26,124,875
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	350,105
Net Asset Value (offering and redemption price per share)	$74.62

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$178,338
Interest	610
Foreign tax withholding	(21)
TOTAL INVESTMENT INCOME	178,927
EXPENSES:
Advisory fees	109,463
Management services fees	14,595
Administration fees	4,588
Transfer agency fees	6,922
Administrative services fees	39,233
Distribution fees	36,488
Custody fees	2,280
Fund accounting fees	5,605
Trustee fees	430
Compliance services fees	156
Other fees	9,437
Recoupment of prior expenses reduced by the Advisor	16,000
TOTAL NET EXPENSES	245,197
NET INVESTMENT INCOME (LOSS)	(66,270)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,734,689
Change in net unrealized appreciation/depreciation on investment securities	371,912
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,106,601
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,040,331

See accompanying notes to financial statements.

48 :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(66,270)	$(44,490)
Net realized gains (losses) on investments	1,734,689	1,940,825
Change in net unrealized appreciation/depreciation on investments	371,912	2,056,687
Change in net assets resulting from operations	2,040,331	3,953,022
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,368,209)	—
Change in net assets resulting from distributions	(1,368,209)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,334,350	28,209,912
Distributions reinvested	1,368,209	—
Value of shares redeemed	(22,012,055)	(26,816,508)
Change in net assets resulting from capital transactions	(7,309,496)	1,393,404
Change in net assets	(6,637,374)	5,346,426
NET ASSETS:
Beginning of period	32,762,249	27,415,823
End of period	$26,124,875	$32,762,249
Accumulated net investment income (loss)	$(64,757)	$1,513
SHARE TRANSACTIONS:
Issued	174,250	411,523
Reinvested	17,916	—
Redeemed	(291,568)	(407,250)
Change in shares	(99,402)	4,273

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 49

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$72.88	$61.58	$59.70	$64.15	$57.10	$41.05
Investment Activities:
Net investment income (loss)(a)	(0.17)	(0.12)	(0.12)	(0.12)	(0.20)	(0.13)
Net realized and unrealized gains (losses) on investments	6.07	11.42	2.61	3.04	7.31	16.44
Total income (loss) from investment activities	5.90	11.30	2.49	2.92	7.11	16.31
Distributions to Shareholders From:
Net investment income	—	—	—	—	—	(0.12)
Net realized gains on investments	(4.16)	—	(0.61)	(7.37)	(0.06)	(0.14)
Total distributions	(4.16)	—	(0.61)	(7.37)	(0.06)	(0.26)
Net Asset Value, End of Period	$74.62	$72.88	$61.58	$59.70	$64.15	$57.10
Total Return(b)	7.95%	18.37%	4.18%	4.69%	12.46%	39.87%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.72%	1.73%	1.73%	1.75%	1.78%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.45)%	(0.18)%	(0.20)%	(0.20)%	(0.34)%	(0.27)%
Supplemental Data:
Net assets, end of period (000’s)	$26,125	$32,762	$27,416	$34,472	$35,043	$39,543
Portfolio turnover rate(b)(d)	39%	81%	66%	103%	93%	73%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.

(b) Not annualized for periods less than one year.

(c) Annualized for periods less than one year.

(d) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

50 :: ProFund VP Dow 30 :: Financial Statements

Investment Objective: The ProFund VP Dow 30 seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	23%
Information Technology	18%
Financials	15%
Consumer Discretionary	15%
Health Care	13%
Consumer Staples	7%
Energy	6%
Materials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $278,045	$278,000	$278,000
TOTAL REPURCHASE AGREEMENTS (Cost $278,000)		278,000
TOTAL INVESTMENT SECURITIES (Cost $278,000)—99.5%		278,000
Net other assets (liabilities)—0.5%		1,384
NET ASSETS—100.0%		$279,384

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $237,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/18	2.48%	$136,678	$847
Dow Jones Industrial Average	UBS AG	7/27/18	2.48%	142,587	885
				$279,265	$1,732

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 51

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$278,000
Repurchase agreements, at value	278,000
Total Investment Securities, at value	278,000
Cash	771
Interest receivable	30
Unrealized appreciation on swap agreements	1,732
Prepaid expenses	8
TOTAL ASSETS	280,541
LIABILITIES:
Payable for capital shares redeemed	9
Advisory fees payable	238
Management services fees payable	32
Administration fees payable	11
Administrative services fees payable	74
Distribution fees payable	189
Transfer agency fees payable	18
Fund accounting fees payable	13
Compliance services fees payable	2
Other accrued expenses	571
TOTAL LIABILITIES	1,157
NET ASSETS	$279,384
NET ASSETS CONSIST OF:
Capital	$1,739,701
Accumulated net investment income (loss)	(251)
Accumulated net realized gains (losses) on investments	(1,461,798)
Net unrealized appreciation (depreciation) on investments	1,732
NET ASSETS	$279,384
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	8,956
Net Asset Value (offering and redemption price per share)	$31.20

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$4,490
EXPENSES:
Advisory fees	2,356
Management services fees	314
Administration fees	129
Transfer agency fees	193
Administrative services fees	215
Distribution fees	785
Custody fees	53
Fund accounting fees	142
Trustee fees	14
Compliance services fees	4
Audit fees	243
Other fees	293
TOTAL NET EXPENSES	4,741
NET INVESTMENT INCOME (LOSS)	(251)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(436)
Change in net unrealized appreciation/depreciation on swap agreements	2,799
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,363
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,112

See accompanying notes to financial statements.

52 :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(251)	$(7,438)
Net realized gains (losses) on investments	(436)	201,917
Change in net unrealized appreciation/depreciation on investments	2,799	15,286
Change in net assets resulting from operations	2,112	209,765
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(104,535)
Change in net assets resulting from distributions	—	(104,535)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,340,526	112,010,446
Distributions reinvested	—	104,535
Value of shares redeemed	(21,412,268)	(112,201,310)
Change in net assets resulting from capital transactions	(71,742)	(86,329)
Change in net assets	(69,630)	18,901
NET ASSETS:
Beginning of period	349,014	330,113
End of period	$279,384	$349,014
Accumulated net investment income (loss)	$(251)	$—
SHARE TRANSACTIONS:
Issued	661,993	3,097,533
Reinvested	—	3,579
Redeemed	(663,979)	(3,099,241)
Change in shares	(1,986)	1,871

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Dow 30 :: 53

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$31.90		$36.39	$32.23	$33.94	$37.19	$29.71
Investment Activities:
Net investment income (loss)(a)	(0.01)		(0.24)	(0.38)	(0.51)	(0.58)	(0.55)
Net realized and unrealized gains (losses) on investments	(0.69	)(b)	7.74	4.54	(0.54)	2.62	8.03
Total income (loss) from investment activities	(0.70)		7.50	4.16	(1.05)	2.04	7.48
Distributions to Shareholders From:
Net realized gains on investments	—		(11.99)	—	(0.66)	(5.29)	—
Net Asset Value, End of Period	$31.20		$31.90	$36.39	$32.23	$33.94	$37.19
Total Return(c)	(2.19)%		23.63%	12.91%	(2.97)%	6.38%	25.18%
Ratios to Average Net Assets:
Gross expenses(d)	1.51%		1.44%	1.44%	1.58%	1.68%	1.70%
Net expenses(d)	1.51%		1.44%	1.44%	1.58%	1.68%	1.68%
Net investment income (loss)(d)	(0.08)%		(0.68)%	(1.15)%	(1.54)%	(1.66)%	(1.64)%
Supplemental Data:
Net assets, end of period (000’s)	$279		$349	$330	$2,616	$2,820	$645
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)         Per share net investment income (loss) has been calculated using the average daily shares method.

(b)         The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)          Not annualized for periods less than one year.

(d)         Annualized for periods less than one year.

(e)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

54 :: ProFund VP Emerging Markets :: Financial Statements

Investment Objective: The ProFund VP Emerging Markets seeks investment results, before fees and expenses, that correspond to the performance of the BNY Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements	6%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	17.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Baidu, Inc.	5.6%
China Mobile, Ltd.	4.0%
HDFC Bank, Ltd.	3.6%

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	44%
Financials	16%
Telecommunication Services	10%
Materials	9%
Energy	9%
Consumer Discretionary	7%
Consumer Staples	3%
Utilities	1%
Health Care	1%

Country Composition
China	48%
Taiwan	14%
Brazil	14%
India	9%
Other	15%

Schedule of Portfolio Investments (unaudited)

Common Stocks (92.5%)

	Shares	Value
58.com, Inc.*ADR (Internet Software & Services)	1,659	$115,035
Alibaba Group Holding, Ltd.*ADR (Internet Software & Services)	21,330	3,957,355
Ambev S.A.ADR (Beverages)	80,817	374,183
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	21,567	359,306
ASE Technology Holding Co., Ltd.*ADR (Technology Hardware, Storage & Peripherals)	31,995	147,177
Autohome, Inc.ADR (Internet Software & Services)	948	95,748
Baidu, Inc.*ADR (Internet Software & Services)	5,214	1,267,002
Banco Bradesco S.A.ADR (Banks)	62,331	427,591
Bancolombia S.A.ADR (Banks)	2,133	101,915
Beigene, Ltd.*ADR (Biotechnology)	948	145,736
Cemex S.A.B. de C.V.*ADR (Construction Materials)	27,255	178,793
China Life Insurance Co., Ltd.ADR (Insurance)	27,018	345,290
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	20,382	904,757
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	4,503	404,550
China Telecom Corp., Ltd.ADR (Diversified Telecommunication Services)	2,607	121,043
China Unicom Hong Kong, Ltd.ADR (Diversified Telecommunication Services)	11,139	139,349
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	7,110	255,391
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,844	487,006
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	7,821	372,514
Enersis S.A.ADR (Electric Utilities)	10,191	89,783
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	4,029	353,706
Grupo Televisa S.A.ADR (Media)	8,058	152,699
HDFC Bank, Ltd.ADR (Banks)	7,821	821,362
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	2,133	89,565
ICICI Bank, Ltd.ADR (Banks)	28,914	232,179
Infosys Technologies, Ltd.ADR (IT Services)	36,261	704,551
Itau Unibanco Holding S.A.ADR (Banks)	60,198	624,855
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	14,457	563,101
KB Financial Group, Inc.ADR (Banks)	7,110	330,473
Korea Electric Power Corp.ADR (Electric Utilities)	9,480	135,943
Netease.com, Inc.ADR (Internet Software & Services)	1,422	359,297
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	3,792	289,216
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	26,692	267,720
POSCOADR (Metals & Mining)	5,688	421,595
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	9,006	234,246
Sasol, Ltd.ADR (Chemicals)	10,902	398,359
Shinhan Financial Group Co., Ltd.ADR (Banks)	8,532	328,311
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	6,399	149,225

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 55

Common Stocks, continued

	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	69,678	$2,547,427
TAL Education Group*ADR (Diversified Consumer Services)	5,214	191,875
Ultrapar Participacoes S.A.ADR (Oil, Gas & Consumable Fuels)	7,821	92,601
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	44,319	124,980
Vale S.A.ADR (Metals & Mining)	62,568	802,122
Vendanta, Ltd.ADR (Metals & Mining)	7,584	103,142
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	8,058	87,429
Weibo Corp.*ADR (Internet Software & Services)	948	84,144
Woori BankADR (Banks)	3,318	145,892
YY, Inc.*ADR (Internet Software & Services)	711	71,434
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	4,740	94,800
TOTAL COMMON STOCKS (Cost $14,359,691)		21,091,773

Preferred Stock (1.5%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	38,483	340,190
TOTAL PREFERRED STOCK (Cost $207,716)		340,190

Repurchase Agreements(a)(b) (6.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $1,552,253	$1,552,000	$1,552,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,552,000)		1,552,000
TOTAL INVESTMENT SECURITIES (Cost $16,119,407)—100.8%		22,983,963
Net other assets (liabilities)—(0.8)%		(178,388)
NET ASSETS—100.0%		$22,805,575

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $326,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	7/27/18	2.43%	$916,490	$14,431
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	7/27/18	2.48%	458,131	11,903
				$1,374,621	$26,334

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

56 :: ProFund VP Emerging Markets :: Financial Statements

ProFund VP Emerging Markets invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Air Freight & Logistics	$94,800	0.4%
Banks	3,012,578	13.2%
Beverages	727,889	3.2%
Biotechnology	145,736	0.6%
Chemicals	398,359	1.7%
Construction Materials	178,793	0.8%
Diversified Consumer Services	191,875	0.8%
Diversified Telecommunication Services	750,029	3.2%
Electric Utilities	225,726	1.0%
Hotels, Restaurants & Leisure	89,565	0.4%
Insurance	345,290	1.5%
Internet & Direct Marketing Retail	1,023,044	4.5%
Internet Software & Services	5,950,015	26.2%
IT Services	704,551	3.1%
Media	152,699	0.7%
Metals & Mining	1,326,859	5.8%
Oil, Gas & Consumable Fuels	1,881,283	8.3%
Semiconductors & Semiconductor Equipment	2,672,407	11.8%
Technology Hardware, Storage & Peripherals	147,177	0.6%
Wireless Telecommunication Services	1,413,288	6.2%
Other**	1,373,612	6.0%
Total	$22,805,575	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2018:

	Value	% of Net Assets
Brazil	$2,929,262	12.8%
Chile	89,783	0.4%
China	9,281,489	40.6%
Colombia	101,915	0.5%
Hong Kong	904,757	4.0%
India	1,861,234	8.2%
Indonesia	234,246	1.0%
Mexico	1,044,504	4.6%
South Africa	398,359	1.8%
South Korea	1,511,439	6.6%
Taiwan	3,074,975	13.5%
Other**	1,373,612	6.0%
Total	$22,805,575	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 57

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$16,119,407
Securities, at value	21,431,963
Repurchase agreements, at value	1,552,000
Total Investment Securities, at value	22,983,963
Cash	604
Dividends and interest receivable	154,654
Unrealized appreciation on swap agreements	26,334
Receivable for capital shares issued	6,083
Receivable for tax reclaims	828
Prepaid expenses	372
TOTAL ASSETS	23,172,838
LIABILITIES:
Payable for capital shares redeemed	294,507
Advisory fees payable	15,483
Management services fees payable	2,064
Administration fees payable	705
Administrative services fees payable	16,335
Distribution fees payable	17,582
Trustee fees payable	6
Transfer agency fees payable	1,160
Fund accounting fees payable	842
Compliance services fees payable	155
Other accrued expenses	18,424
TOTAL LIABILITIES	367,263
NET ASSETS	$22,805,575
NET ASSETS CONSIST OF:
Capital	$23,535,989
Accumulated net investment income (loss)	61,069
Accumulated net realized gains (losses) on investments	(7,682,373)
Net unrealized appreciation (depreciation) on investments	6,890,890
NET ASSETS	$22,805,575
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	865,563
Net Asset Value (offering and redemption price per share)	$26.35

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$329,589
Interest	22,818
Foreign tax withholding	(31,987)
TOTAL INVESTMENT INCOME	320,420
EXPENSES:
Advisory fees	115,759
Management services fees	15,435
Administration fees	3,618
Transfer agency fees	5,450
Administrative services fees	35,890
Distribution fees	38,586
Custody fees	10,099
Fund accounting fees	4,143
Trustee fees	341
Compliance services fees	155
Other fees	8,053
Recoupment of prior expenses reduced by the Advisor	21,822
TOTAL NET EXPENSES	259,351
NET INVESTMENT INCOME (LOSS)	61,069
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,054,116
Net realized gains (losses) on swap agreements	(259,616)
Change in net unrealized appreciation/depreciation on investment securities	(2,051,358)
Change in net unrealized appreciation/depreciation on swap agreements	16,859
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,239,999)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,178,930)

See accompanying notes to financial statements.

58 :: ProFund VP Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$61,069	$60,833
Net realized gains (losses) on investments	794,500	794,697
Change in net unrealized appreciation/depreciation on investments	(2,034,499)	5,835,031
Change in net assets resulting from operations	(1,178,930)	6,690,561
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(60,833)	(17,623)
Change in net assets resulting from distributions	(60,833)	(17,623)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,568,007	56,308,315
Distributions reinvested	60,833	17,623
Value of shares redeemed	(32,033,361)	(43,454,567)
Change in net assets resulting from capital transactions	(10,404,521)	12,871,371
Change in net assets	(11,644,284)	19,544,309
NET ASSETS:
Beginning of period	34,449,859	14,905,550
End of period	$22,805,575	$34,449,859
Accumulated net investment income (loss)	$61,069	$60,833
SHARE TRANSACTIONS:
Issued	745,081	2,242,940
Reinvested	2,242	635
Redeemed	(1,118,804)	(1,719,242)
Change in shares	(371,481)	524,333

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Emerging Markets :: 59

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$27.85		$20.91	$18.86	$23.02	$23.88	$25.72
Investment Activities:
Net investment income (loss)(a)	0.06		0.06	0.02	0.08	0.17	0.05
Net realized and unrealized gains (losses) on investments	(1.49)		6.89	2.06	(4.03)	(0.98)	(1.70)
Total income (loss) from investment activities	(1.43)		6.95	2.08	(3.95)	(0.81)	(1.65)
Distributions to Shareholders From:
Net investment income	(0.07)		(0.01)	(0.03)	(0.21)	(0.05)	(0.19)
Net Asset Value, End of Period	$26.35		$27.85	$20.91	$18.86	$23.02	$23.88
Total Return(b)	(5.15)%		33.26%	11.01%	(17.36)%	(3.42)%	(6.42)%
Ratios to Average Net Assets:
Gross expenses(c)	1.68	%(d)	1.70%	1.72%	1.83%	1.79%	1.75%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.40%		0.21%	0.10%	0.36%	0.70%	0.19%
Supplemental Data:
Net assets, end of period (000’s)	$22,806		$34,450	$14,906	$9,079	$12,665	$18,899
Portfolio turnover rate(b)(e)	10%		54%	118%	182%	176%	102%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          The gross expense ratio includes a non-recurring fee reduction for expenses accrued in a prior year. Had this fee reduction not occurred, the gross expense ratio would have been 1.69%. The net expense ratio, net investment income (loss) ratio, and total return were not affected by the fee reduction.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

60 :: ProFund VP Europe 30 :: Financial Statements

Investment Objective: The ProFund VP Europe 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	7.8%
HSBC Holdings PLC	5.5%
BP PLC	5.1%
TOTAL S.A.	4.9%
S.A.P. SE	4.6%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Energy	24%
Financials	19%
Information Technology	15%
Health Care	14%
Materials	9%
Consumer Staples	8%
Telecommunication Services	5%
Utilities	2%
Industrials	2%
Consumer Discretionary	2%

Country Composition
United Kingdom	39%
Netherlands	17%
France	10%
Spain	8%
Other	26%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
ArcelorMittalNYS—Class A (Metals & Mining)	18,216	$524,256
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	4,554	901,555
AstraZeneca PLCADR (Pharmaceuticals)	25,300	888,283
Banco Bilbao VizcayaADR (Banks)	81,719	572,033
Banco Santander S.A.ADR (Banks)	143,451	766,028
Barclays PLCADR (Banks)	61,226	614,097
BP PLCADR (Oil, Gas & Consumable Fuels)	26,565	1,212,958
British American Tobacco PLCADR (Tobacco)	15,939	804,123
CRH PLCADR (Construction Materials)	15,939	563,444
Criteo S.A.*ADR (Internet Software & Services)	13,662	448,797
Equinor ASAADR (Oil, Gas & Consumable Fuels)	36,685	968,851
EricssonADR (Communications Equipment)	81,719	626,785
GlaxoSmithKline PLCADR (Pharmaceuticals)	23,782	958,652
HSBC Holdings PLCADR (Banks)	28,083	1,323,832
ING Groep N.V.ADR (Banks)	42,251	605,034
Koninklijke Philips N.V.NYS (Industrial Conglomerates)	15,180	641,659
Lloyds Banking Group PLCADR (Banks)	205,183	683,259
National Grid PLCADR (Multi-Utilities)	10,120	565,202
Nokia Corp.ADR (Communications Equipment)	114,862	660,457
Rio Tinto PLCADR (Metals & Mining)	17,457	968,514
Royal Dutch Shell PLCADR—Class A (Oil, Gas & Consumable Fuels)	27,071	1,874,126
Ryanair Holdings PLC*ADR (Airlines)	4,554	520,203
S.A.P. SEADR (Software)	9,614	1,111,955
SanofiADR (Pharmaceuticals)	22,011	880,660
Telefonica S.A.ADR (Diversified Telecommunication Services)	66,286	565,420
Tenaris S.A.ADR (Energy Equipment & Services)	16,698	607,641
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	19,228	1,164,447
Trivago N.V.*ADR (Internet Software & Services)	63,250	287,155
Unilever N.V.NYS (Personal Products)	18,722	1,043,190
Vodafone Group PLCADR (Wireless Telecommunication Services)	26,565	645,795
TOTAL COMMON STOCKS (Cost $15,532,622)		23,998,411
TOTAL INVESTMENT SECURITIES (Cost $15,532,622)—100.0%		23,998,411
Net other assets (liabilities)—NM		(3,150)
NET ASSETS—100.0%		$23,995,261

*                      Non-income producing security.

ADR         American Depositary Receipt

NYS          New York Shares

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 61

ProFund VP Europe 30 invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Airlines	$520,203	2.2%
Banks	4,564,283	18.9%
Communications Equipment	1,287,242	5.4%
Construction Materials	563,444	2.3%
Diversified Telecommunication Services	565,420	2.4%
Energy Equipment & Services	607,641	2.5%
Industrial Conglomerates	641,659	2.7%
Internet Software & Services	735,952	3.1%
Metals & Mining	1,492,770	6.2%
Multi-Utilities	565,202	2.4%
Oil, Gas & Consumable Fuels	5,220,382	21.7%
Personal Products	1,043,190	4.3%
Pharmaceuticals	2,727,595	11.4%
Semiconductors & Semiconductor Equipment	901,555	3.8%
Software	1,111,955	4.6%
Tobacco	804,123	3.4%
Wireless Telecommunication Services	645,795	2.7%
Other**	(3,150)	NM
Total	$23,995,261	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2018:

	Value	% of Net Assets
Finland	$660,457	2.8%
France	2,493,904	10.4%
Germany	1,399,110	5.8%
Ireland	1,083,647	4.5%
Luxembourg	1,131,897	4.7%
Netherlands	4,022,374	16.8%
Norway	968,851	4.0%
Spain	1,903,481	7.9%
Sweden	626,785	2.6%
United Kingdom	9,707,905	40.5%
Other**	(3,150)	NM
Total	$23,995,261	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

62 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$15,532,622
Securities, at value	23,998,411
Total Investment Securities, at value	23,998,411
Dividends receivable	118,765
Receivable for tax reclaims	3,916
Prepaid expenses	332
TOTAL ASSETS	24,121,424
LIABILITIES:
Payable for capital shares redeemed	22,870
Cash overdraft	36,568
Advisory fees payable	16,375
Management services fees payable	2,183
Administration fees payable	745
Administrative services fees payable	10,333
Distribution fees payable	12,248
Trustee fees payable	6
Transfer agency fees payable	1,227
Fund accounting fees payable	891
Compliance services fees payable	144
Other accrued expenses	22,573
TOTAL LIABILITIES	126,163
NET ASSETS	$23,995,261
NET ASSETS CONSIST OF:
Capital	$23,493,071
Accumulated net investment income (loss)	357,651
Accumulated net realized gains (losses) on investments	(8,321,250)
Net unrealized appreciation (depreciation) on investments	8,465,789
NET ASSETS	$23,995,261
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,004,267
Net Asset Value (offering and redemption price per share)	$23.89

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$628,764
Interest	449
Foreign tax withholding	(31,835)
TOTAL INVESTMENT INCOME	597,378
EXPENSES:
Advisory fees	106,903
Management services fees	14,254
Administration fees	3,536
Transfer agency fees	5,331
Administrative services fees	35,047
Distribution fees	35,634
Custody fees	10,366
Fund accounting fees	4,004
Trustee fees	330
Compliance services fees	144
Other fees	6,482
Recoupment of prior expenses reduced by the Advisor	17,696
TOTAL NET EXPENSES	239,727
NET INVESTMENT INCOME (LOSS)	357,651
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	821,279
Change in net unrealized appreciation/depreciation on investment securities	(1,373,224)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(551,945)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(194,294)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 63

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$357,651	$694,945
Net realized gains (losses) on investments	821,279	161,548
Change in net unrealized appreciation/depreciation on investments	(1,373,224)	4,492,930
Change in net assets resulting from operations	(194,294)	5,349,423
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(694,945)	(625,699)
Change in net assets resulting from distributions	(694,945)	(625,699)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	24,207,601	65,292,591
Distributions reinvested	694,945	625,699
Value of shares redeemed	(32,216,892)	(62,674,286)
Change in net assets resulting from capital transactions	(7,314,346)	3,244,004
Change in net assets	(8,203,585)	7,967,728
NET ASSETS:
Beginning of period	32,198,846	24,231,118
End of period	$23,995,261	$32,198,846
Accumulated net investment income (loss)	$357,651	$694,945
SHARE TRANSACTIONS:
Issued	960,488	2,770,059
Reinvested	29,029	25,728
Redeemed	(1,298,137)	(2,645,864)
Change in shares	(308,620)	149,923

See accompanying notes to financial statements.

64 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$24.53	$20.84	$19.90	$23.35	$25.87	$21.59
Investment Activities:
Net investment income (loss)(a)	0.31	0.50	0.50	0.53	1.08	0.35
Net realized and unrealized gains (losses) on investments	(0.35)	3.60	1.03	(2.92)	(3.28)	4.26
Total income (loss) from investment activities	(0.04)	4.10	1.53	(2.39)	(2.20)	4.61
Distributions to Shareholders From:
Net investment income	(0.60)	(0.41)	(0.59)	(1.06)	(0.32)	(0.33)
Net Asset Value, End of Period	$23.89	$24.53	$20.84	$19.90	$23.35	$25.87
Total Return(b)	(0.17)%	19.71%	7.76%	(10.83)%	(8.65)%	21.64%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.74%	1.70%	1.79%	1.71%	1.73%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	2.51%	2.14%	2.54%	2.38%	4.25%	1.54%
Supplemental Data:
Net assets, end of period (000’s)	$23,995	$32,199	$24,231	$26,164	$27,473	$42,100
Portfolio turnover rate(b)(d)	72%	181%	102%	107%	115%	142%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 65

Investment Objective: The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of currencies included in the U.S. Dollar Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(101)%
Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $424,069	$424,000	$424,000
TOTAL REPURCHASE AGREEMENTS (Cost $424,000)		424,000
TOTAL INVESTMENT SECURITIES (Cost $424,000)—102.9%		424,000
Net other assets (liabilities)—(2.9)%		(11,819)
NET ASSETS—100.0%		$412,181

(a)         A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $74,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

66 :: ProFund VP Falling U.S. Dollar :: Financial Statements

At June 30, 2018, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound	18,419	U.S. dollar	$24,656	7/13/18	$24,319	$(337)
Canadian dollar	27,899	U.S. dollar	21,513	7/13/18	21,229	(284)
Euro	102,843	U.S. dollar	121,311	7/13/18	120,207	(1,104)
Japanese yen	2,680,627	U.S. dollar	24,323	7/13/18	24,237	(86)
Swedish krona	68,268	U.S. dollar	7,931	7/13/18	7,632	(299)
Swiss franc	4,907	U.S. dollar	4,991	7/13/18	4,963	(28)
Total Long Contracts			$204,725		$202,587	$(2,138)

At June 30, 2018, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation (Depreciation)
Long:
British pound	18,885	U.S. dollar	$25,285	7/13/18	$24,934	$(351)
Canadian dollar	21,742	U.S. dollar	16,767	7/13/18	16,544	(223)
Euro	102,660	U.S. dollar	121,114	7/13/18	119,993	(1,121)
Japanese yen	3,609,463	U.S. dollar	32,763	7/13/18	32,635	(128)
Swedish krona	83,903	U.S. dollar	9,747	7/13/18	9,380	(367)
Swiss franc	9,975	U.S. dollar	10,146	7/13/18	10,088	(58)
Total Long Contracts			$215,822		$213,574	$(2,248)
			Total unrealized depreciation			$(4,386)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 67

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$424,000
Repurchase agreements, at value	424,000
Total Investment Securities, at value	424,000
Cash	844
Segregated cash balances with custodian	320
Interest receivable	46
Receivable for capital shares issued	285
Receivable from Advisor	1,784
Prepaid expenses	17
TOTAL ASSETS	427,296
LIABILITIES:
Unrealized depreciation on forward currency contracts	4,386
Administration fees payable	13
Administrative services fees payable	430
Distribution fees payable	432
Transfer agency fees payable	21
Fund accounting fees payable	15
Compliance services fees payable	5
Other accrued expenses	9,813
TOTAL LIABILITIES	15,115
NET ASSETS	$412,181
NET ASSETS CONSIST OF:
Capital	$663,255
Accumulated net investment income (loss)	(862)
Accumulated net realized gains (losses) on investments	(245,826)
Net unrealized appreciation (depreciation) on investments	(4,386)
NET ASSETS	$412,181
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	22,229
Net Asset Value (offering and redemption price per share)	$18.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$6,037
EXPENSES:
Advisory fees	3,080
Management services fees	411
Administration fees	155
Transfer agency fees	234
Administrative services fees	1,026
Distribution fees	1,027
Custody fees	16,946
Fund accounting fees	173
Trustee fees	14
Compliance services fees	5
Other fees	484
Total Gross Expenses before reductions	23,555
Expenses reduced and reimbursed by the Advisor	(16,656)
TOTAL NET EXPENSES	6,899
NET INVESTMENT INCOME (LOSS)	(862)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(26,677)
Change in net unrealized appreciation/depreciation on forward currency contracts	(11,630)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(38,307)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,169)

See accompanying notes to financial statements.

68 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(862)	$(7,956)
Net realized gains (losses) on investments	(26,677)	68,634
Change in net unrealized appreciation/depreciation on investments	(11,630)	21,002
Change in net assets resulting from operations	(39,169)	81,680
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(56,381)	—
Change in net assets resulting from distributions	(56,381)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,442,064	4,660,752
Distributions reinvested	56,381	—
Value of shares redeemed	(3,683,990)	(4,494,007)
Change in net assets resulting from capital transactions	(185,545)	166,745
Change in net assets	(281,095)	248,425
NET ASSETS:
Beginning of period	693,276	444,851
End of period	$412,181	$693,276
Accumulated net investment income (loss)	$(862)	$—
SHARE TRANSACTIONS:
Issued	152,011	215,724
Reinvested	3,054	—
Redeemed	(163,919)	(206,271)
Change in shares	(8,854)	9,453

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Falling U.S. Dollar :: 69

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$22.30	$20.57	$21.85	$24.28	$27.78	$28.35
Investment Activities:
Net investment income (loss)(a)	(0.02)	(0.18)	(0.31)	(0.37)	(0.45)	(0.45)
Net realized and unrealized gains (losses) on investments	(0.80)	1.91	(0.97)	(2.06)	(3.05)	(0.12)
Total income (loss) from investment activities	(0.82)	1.73	(1.28)	(2.43)	(3.50)	(0.57)
Distributions to Shareholders From:
Net realized gains on investments	(2.94)	—	—	—	—	—
Net Asset Value, End of Period	$18.54	$22.30	$20.57	$21.85	$24.28	$27.78
Total Return(b)	(3.66)%	8.46%	(5.86)%	(10.01)%	(12.60)%	(2.01)%
Ratios to Average Net Assets:
Gross expenses(c)	5.74%	3.09%	4.39%	1.89%	2.37%	2.45%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.21)%	(0.84)%	(1.42)%	(1.64)%	(1.66)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$412	$693	$445	$796	$623	$1,318
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Not annualized for periods less than one year.

(c)   Annualized for periods less than one year.

(d)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

70 :: ProFund VP Financials :: Financial Statements

Investment Objective: The ProFund VP Financials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Financials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	7.0%
JPMorgan Chase & Co.	6.9%
Bank of America Corp.	5.2%
Wells Fargo & Co.	4.7%
Visa, Inc.	4.6%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	33%
Diversified Financials	27%
Real Estate	19%
Insurance	13%
Software & Services	8%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	642	$17,572
Affiliated Managers Group, Inc. (Capital Markets)	432	64,225
Aflac, Inc. (Insurance)	6,067	261,002
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	3,303	61,403
Alexander & Baldwin, Inc. (Real Estate Management & Development)	531	12,479
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	805	101,567
Alleghany Corp. (Insurance)	122	70,146
Ally Financial, Inc. (Consumer Finance)	3,371	88,556
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,073	46,010
American Express Co. (Consumer Finance)	5,596	548,409
American Financial Group, Inc. (Insurance)	545	58,495
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	2,038	45,203
American International Group, Inc. (Insurance)	7,035	372,996
American Tower Corp. (Equity Real Estate Investment Trusts)	3,464	499,404
Ameriprise Financial, Inc. (Capital Markets)	1,136	158,904
AmTrust Financial Services, Inc. (Insurance)	734	10,694
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	9,090	93,535
Aon PLC (Insurance)	1,917	262,955
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	1,231	52,071
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	1,694	30,289
Arch Capital Group, Ltd.* (Insurance)	3,198	84,619
Arthur J. Gallagher & Co. (Insurance)	1,429	93,285
Aspen Insurance Holdings, Ltd. (Insurance)	474	19,292
Associated Banc-Corp. (Banks)	1,324	36,145
Assurant, Inc. (Insurance)	416	43,052
Assured Guaranty, Ltd. (Insurance)	880	31,442
Athene Holding, Ltd.* (Insurance)	995	43,621
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,085	186,500
Axis Capital Holdings, Ltd. (Insurance)	657	36,542
BancorpSouth Bank (Banks)	646	21,286
Bank of America Corp. (Banks)	73,897	2,083,155
Bank of Hawaii Corp. (Banks)	336	28,029
Bank of the Ozarks, Inc. (Banks)	952	42,878
BankUnited, Inc. (Banks)	830	33,906
BB&T Corp. (Banks)	6,111	308,239
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	15,085	2,815,615
BGC Partners, Inc.—Class A (Capital Markets)	2,088	23,636
BlackRock, Inc.—Class A (Capital Markets)	967	482,572
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	848	26,653
BOK Financial Corp. (Banks)	198	18,614
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,207	151,382
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,399	23,615
Brighthouse Financial, Inc.* (Insurance)	938	37,586
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,374	41,379
Brown & Brown, Inc. (Insurance)	1,796	49,803
Camden Property Trust (Equity Real Estate Investment Trusts)	724	65,978
Capital One Financial Corp. (Consumer Finance)	3,813	350,415
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	1,086	14,292
Cathay General Bancorp, Inc. (Banks)	600	24,294
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,352	7,531
CBOE Holdings, Inc. (Capital Markets)	881	91,686
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,370	113,144
Chemical Financial Corp. (Banks)	561	31,231
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,466	26,798
Chubb, Ltd. (Insurance)	3,649	463,495
Cincinnati Financial Corp. (Insurance)	1,174	78,494
CIT Group, Inc. (Banks)	942	47,486
Citigroup, Inc. (Banks)	19,981	1,337,128
Citizens Financial Group, Inc. (Banks)	3,800	147,820
CME Group, Inc. (Capital Markets)	2,666	437,011

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 71

Common Stocks, continued

	Shares	Value
CNO Financial Group, Inc. (Insurance)	1,310	$24,942
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	3,890	24,274
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	929	21,098
Comerica, Inc. (Banks)	1,347	122,469
Commerce Bancshares, Inc. (Banks)	732	47,368
Corecivic, Inc. (Equity Real Estate Investment Trusts)	929	22,194
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	274	30,365
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	798	23,134
CoStar Group, Inc.* (Professional Services)	289	119,250
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,294	31,919
Credit Acceptance Corp.* (Consumer Finance)	101	35,693
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,250	350,414
CubeSmart (Equity Real Estate Investment Trusts)	1,429	46,042
Cullen/Frost Bankers, Inc. (Banks)	462	50,007
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	774	45,171
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	735	49,047
DDR Corp. (Equity Real Estate Investment Trusts)	1,198	21,444
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,574	19,329
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,617	180,425
Discover Financial Services (Consumer Finance)	2,734	192,501
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,249	50,185
Duke Realty Corp. (Equity Real Estate Investment Trusts)	2,798	81,226
E*TRADE Financial Corp.* (Capital Markets)	2,071	126,662
East West Bancorp, Inc. (Banks)	1,139	74,263
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	278	26,566
Eaton Vance Corp. (Capital Markets)	934	48,745
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	596	24,734
EPR Properties (Equity Real Estate Investment Trusts)	507	32,849
Equinix, Inc. (Equity Real Estate Investment Trusts)	625	268,680
Equity Commonwealth* (Equity Real Estate Investment Trusts)	952	29,988
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	699	64,238
Equity Residential (Equity Real Estate Investment Trusts)	2,887	183,873
Erie Indemnity Co.—Class A (Insurance)	147	17,237
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	648	23,211
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	518	123,838
Evercore Partners, Inc.—Class A (Capital Markets)	324	34,166
Everest Re Group, Ltd. (Insurance)	326	75,136
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	989	98,712
F.N.B. Corp. (Banks)	2,541	34,100
FactSet Research Systems, Inc. (Capital Markets)	309	61,213
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	575	72,766
Federated Investors, Inc.—Class B (Capital Markets)	744	17,350
Fifth Third Bancorp (Banks)	5,375	154,263
Financial Engines, Inc. (Capital Markets)	500	22,450
First American Financial Corp. (Insurance)	873	45,152
First Citizens BancShares, Inc.—Class A (Banks)	69	27,828
First Financial Bankshares, Inc. (Banks)	531	27,028
First Horizon National Corp. (Banks)	2,567	45,802
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	983	32,773
First Republic Bank (Banks)	1,266	122,536
FNF Group (Insurance)	2,149	80,845
Forest City Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	2,097	47,833
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	481	11,847
Franklin Resources, Inc. (Capital Markets)	2,500	80,125
Fulton Financial Corp. (Banks)	1,377	22,721
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,575	56,385
Genworth Financial, Inc.*—Class A (Insurance)	3,915	17,618
GGP, Inc. (Equity Real Estate Investment Trusts)	4,954	101,210
Glacier Bancorp, Inc. (Banks)	625	24,175
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,258	34,369
Hancock Holding Co. (Banks)	671	31,302
Hartford Financial Services Group, Inc. (Insurance)	2,807	143,522
HCP, Inc. (Equity Real Estate Investment Trusts)	3,681	95,043
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	982	28,557
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	1,611	43,433
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	809	41,041
Home BancShares, Inc. (Banks)	1,234	27,839
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,286	36,792
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	5,813	122,480
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,225	43,402
Huntington Bancshares, Inc. (Banks)	8,663	127,866
IBERIABANK Corp. (Banks)	451	34,186
Intercontinental Exchange, Inc. (Capital Markets)	4,537	333,696
International Bancshares Corp. (Banks)	431	18,447
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	874	13,897
Invesco, Ltd. (Capital Markets)	3,218	85,470
Investors Bancorp, Inc. (Banks)	1,963	25,107

See accompanying notes to financial statements.

72 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,204	$77,162
Janus Henderson Group PLC (Capital Markets)	1,414	43,452
JBG Smith Properties (Equity Real Estate Investment Trusts)	727	26,514
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	362	60,088
JPMorgan Chase & Co. (Banks)	26,683	2,780,368
Kemper Corp. (Insurance)	389	29,428
KeyCorp (Banks)	8,318	162,534
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	772	58,394
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,331	56,594
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	659	11,256
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	661	45,153
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	864	29,575
Lazard, Ltd.—Class A (Capital Markets)	1,018	49,790
Legg Mason, Inc. (Capital Markets)	673	23,373
LendingClub Corp.* (Consumer Finance)	2,962	11,226
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,690	14,754
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,162	51,511
Life Storage, Inc. (Equity Real Estate Investment Trusts)	370	36,005
Lincoln National Corp. (Insurance)	1,712	106,572
Loews Corp. (Insurance)	2,055	99,215
LPL Financial Holdings, Inc. (Capital Markets)	702	46,009
M&T Bank Corp. (Banks)	1,141	194,141
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	703	14,257
Markel Corp.* (Insurance)	111	120,363
MarketAxess Holdings, Inc. (Capital Markets)	299	59,160
Marsh & McLennan Cos., Inc. (Insurance)	3,980	326,241
MasterCard, Inc.—Class A (IT Services)	7,188	1,412,586
MB Financial, Inc. (Banks)	662	30,915
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,859	40,140
Mercury General Corp. (Insurance)	290	13,212
MetLife, Inc. (Insurance)	7,966	347,318
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,121	23,657
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	2,912	31,217
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	891	89,697
Moody’s Corp. (Capital Markets)	1,307	222,922
Morgan Stanley (Capital Markets)	10,681	506,279
MSCI, Inc.—Class A (Capital Markets)	701	115,966
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	330	24,314
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,203	52,884
Navient Corp. (Consumer Finance)	2,077	27,063
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	2,632	46,034
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,845	42,448
Northern Trust Corp. (Capital Markets)	1,654	170,180
Old Republic International Corp. (Insurance)	1,967	39,163
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,559	48,329
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,093	21,259
PacWest Bancorp (Banks)	981	48,481
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	1,605	24,717
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,579	48,365
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	542	21,030
People’s United Financial, Inc. (Banks)	2,725	49,295
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,427	22,746
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,005	20,030
Pinnacle Financial Partners, Inc. (Banks)	581	35,644
PNC Financial Services Group, Inc. (Banks)	3,678	496,898
Popular, Inc. (Banks)	800	36,168
Potlatch Corp. (Equity Real Estate Investment Trusts)	472	24,001
PRA Group, Inc.* (Consumer Finance)	360	13,878
Primerica, Inc. (Insurance)	350	34,860
Principal Financial Group, Inc. (Insurance)	2,090	110,666
ProAssurance Corp. (Insurance)	426	15,102
Prologis, Inc. (Equity Real Estate Investment Trusts)	4,178	274,452
Prosperity Bancshares, Inc. (Banks)	549	37,530
Prudential Financial, Inc. (Insurance)	3,292	307,835
Public Storage (Equity Real Estate Investment Trusts)	1,171	265,652
Quality Care Properties* (Equity Real Estate Investment Trusts)	735	15,810
Radian Group, Inc. (Thrifts & Mortgage Finance)	1,679	27,233
Raymond James Financial, Inc. (Capital Markets)	1,019	91,048
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,015	39,270
Realogy Holdings Corp. (Real Estate Management & Development)	1,000	22,800
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,227	119,790
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,158	71,889
Regions Financial Corp. (Banks)	8,801	156,482
Reinsurance Group of America, Inc. (Insurance)	506	67,541
RenaissanceRe Holdings, Ltd. (Insurance)	320	38,502
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	1,718	21,956
RLI Corp. (Insurance)	310	20,519
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,373	30,275
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	408	33,925
S&P Global, Inc. (Capital Markets)	1,971	401,867
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,397	30,357
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	902	148,938

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 73

Common Stocks, continued

	Shares	Value
SEI Investments Co. (Capital Markets)	1,030	$64,396
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	1,862	33,684
Signature Bank* (Banks)	427	54,605
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	2,428	413,220
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	696	69,969
SLM Corp.* (Consumer Finance)	3,413	39,079
Spirit MTA REIT* (Equity Real Estate Investment Trusts)	341	3,512
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	3,360	26,981
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,056	44,636
State Street Corp. (Capital Markets)	2,864	266,610
Sterling Bancorp (Banks)	1,765	41,478
Stifel Financial Corp. (Capital Markets)	562	29,365
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,349	36,963
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	630	61,664
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	1,767	29,368
SunTrust Banks, Inc. (Banks)	3,641	240,379
SVB Financial Group* (Banks)	421	121,568
Synchrony Financial (Consumer Finance)	5,559	185,559
Synovus Financial Corp. (Banks)	930	49,132
T. Rowe Price Group, Inc. (Capital Markets)	1,898	220,339
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	737	17,312
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	478	28,087
TCF Financial Corp. (Banks)	1,317	32,425
TD Ameritrade Holding Corp. (Capital Markets)	2,131	116,715
Texas Capital Bancshares, Inc.* (Banks)	395	36,143
The Allstate Corp. (Insurance)	2,754	251,358
The Bank of New York Mellon Corp. (Capital Markets)	7,920	427,126
The Charles Schwab Corp. (Capital Markets)	9,411	480,902
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	965	26,576
The Goldman Sachs Group, Inc. (Capital Markets)	2,752	607,009
The Hanover Insurance Group, Inc. (Insurance)	338	40,411
The Howard Hughes Corp.* (Real Estate Management & Development)	308	40,810
The Macerich Co. (Equity Real Estate Investment Trusts)	850	48,306
The NASDAQ OMX Group, Inc. (Capital Markets)	916	83,603
The Progressive Corp. (Insurance)	4,562	269,842
The Travelers Cos., Inc. (Insurance)	2,115	258,749
Torchmark Corp. (Insurance)	826	67,245
Trustmark Corp. (Banks)	532	17,359
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,374	21,709
U.S. Bancorp (Banks)	12,229	611,695
UDR, Inc. (Equity Real Estate Investment Trusts)	2,100	78,834
UMB Financial Corp. (Banks)	350	26,681
Umpqua Holdings Corp. (Banks)	1,723	38,923
United Bankshares, Inc. (Banks)	822	29,921
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,293	25,899
Unum Group (Insurance)	1,731	64,030
Urban Edge Properties (Equity Real Estate Investment Trusts)	829	18,959
Validus Holdings, Ltd. (Insurance)	644	43,534
Valley National Bancorp (Banks)	2,080	25,293
Ventas, Inc. (Equity Real Estate Investment Trusts)	2,792	159,004
VEREIT, Inc. (Equity Real Estate Investment Trusts)	7,590	56,470
Visa, Inc.—Class A (IT Services)	13,997	1,853,902
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,355	100,162
Voya Financial, Inc. (Diversified Financial Services)	1,322	62,134
W.R. Berkley Corp. (Insurance)	751	54,380
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	646	11,609
Washington Federal, Inc. (Thrifts & Mortgage Finance)	665	21,746
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,458	11,824
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	618	18,744
Webster Financial Corp. (Banks)	719	45,800
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	934	28,777
Wells Fargo & Co. (Banks)	34,372	1,905,583
Welltower, Inc. (Equity Real Estate Investment Trusts)	2,917	182,867
Western Alliance Bancorp* (Banks)	761	43,080
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	5,930	216,207
White Mountains Insurance Group, Ltd. (Insurance)	24	21,759
Willis Towers Watson PLC (Insurance)	1,035	156,906
Wintrust Financial Corp. (Banks)	448	38,998
WP Carey, Inc. (Equity Real Estate Investment Trusts)	839	55,668
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	836	20,365
XL Group, Ltd. (Insurance)	2,026	113,355
Zions Bancorp (Banks)	1,547	81,511
TOTAL COMMON STOCKS (Cost $16,026,027)		40,282,512
TOTAL INVESTMENT SECURITIES (Cost $16,026,027)—100.0%		40,282,512
Net other assets (liabilities)—NM		9,937
NET ASSETS—100.0%		$40,292,449

* Non-income producing security.

See accompanying notes to financial statements.

74 :: ProFund VP Financials :: Financial Statements

ProFund VP Financials invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Banks	$12,646,548	31.4%
Capital Markets	6,105,631	15.2%
Consumer Finance	1,492,379	3.7%
Diversified Financial Services	2,877,749	7.1%
Equity Real Estate Investment Trusts	7,566,600	18.8%
Insurance	5,440,077	13.5%
IT Services	3,266,488	8.1%
Mortgage Real Estate Investment Trusts	358,322	0.9%
Professional Services	119,250	0.3%
Real Estate Management & Development	249,321	0.6%
Thrifts & Mortgage Finance	160,147	0.4%
Other**	9,937	NM
Total	$40,292,449	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 75

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$16,026,027
Securities, at value	40,282,512
Total Investment Securities, at value	40,282,512
Dividends receivable	58,488
Receivable for capital shares issued	113,013
Receivable for investments sold	310
Prepaid expenses	634
TOTAL ASSETS	40,454,957
LIABILITIES:
Payable for capital shares redeemed	28,241
Cash overdraft	16,947
Advisory fees payable	25,761
Management services fees payable	3,435
Administration fees payable	1,174
Administrative services fees payable	18,302
Distribution fees payable	19,405
Trustee fees payable	9
Transfer agency fees payable	1,932
Fund accounting fees payable	1,403
Compliance services fees payable	251
Other accrued expenses	45,648
TOTAL LIABILITIES	162,508
NET ASSETS	$40,292,449
NET ASSETS CONSIST OF:
Capital	$25,496,094
Accumulated net investment income (loss)	125,971
Accumulated net realized gains (losses) on investments	(9,586,101)
Net unrealized appreciation (depreciation) on investments	24,256,485
NET ASSETS	$40,292,449
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	981,217
Net Asset Value (offering and redemption price per share)	$41.06

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$509,697
Interest	552
TOTAL INVESTMENT INCOME	510,249
EXPENSES:
Advisory fees	175,082
Management services fees	23,344
Administration fees	7,403
Transfer agency fees	11,161
Administrative services fees	62,059
Distribution fees	58,361
Custody fees	3,646
Fund accounting fees	9,157
Trustee fees	680
Compliance services fees	251
Other fees	17,040
Recoupment of prior expenses reduced by the Advisor	24,000
TOTAL NET EXPENSES	392,184
NET INVESTMENT INCOME (LOSS)	118,065
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,178,748
Change in net unrealized appreciation/depreciation on investment securities	(2,230,162)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,051,414)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(933,349)

See accompanying notes to financial statements.

76 :: ProFund VP Financials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$118,065	$164,918
Net realized gains (losses) on investments	1,178,748	40,856
Change in net unrealized appreciation/depreciation on investments	(2,230,162)	7,172,133
Change in net assets resulting from operations	(933,349)	7,377,907
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(157,288)	(166,272)
Change in net assets resulting from distributions	(157,288)	(166,272)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,663,777	40,449,227
Distributions reinvested	157,288	166,272
Value of shares redeemed	(24,890,312)	(42,499,334)
Change in net assets resulting from capital transactions	(10,069,247)	(1,883,835)
Change in net assets	(11,159,884)	5,327,800
NET ASSETS:
Beginning of period	51,452,333	46,124,533
End of period	$40,292,449	$51,452,333
Accumulated net investment income (loss)	$125,971	$165,194
SHARE TRANSACTIONS:
Issued	345,324	1,052,057
Reinvested	3,759	4,193
Redeemed	(596,030)	(1,124,921)
Change in shares	(246,947)	(68,671)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Financials :: 77

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$41.89	$35.57	$30.95	$31.53	$27.98	$21.27
Investment Activities:
Net investment income (loss)(a)	0.11	0.13	0.17	0.09	0.08	0.05
Net realized and unrealized gains (losses) on investments	(0.78)	6.32	4.56	(0.56)	3.53	6.76
Total income (loss) from investment activities	(0.67)	6.45	4.73	(0.47)	3.61	6.81
Distributions to Shareholders From:
Net investment income	(0.16)	(0.13)	(0.11)	(0.11)	(0.06)	(0.10)
Net Asset Value, End of Period	$41.06	$41.89	$35.57	$30.95	$31.53	$27.98
Total Return(b)	(1.61)%	18.19%	15.32%	(1.49)%	12.92%	32.08%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.68%	1.71%	1.74%	1.73%	1.78%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.51%	0.35%	0.56%	0.27%	0.27%	0.19%
Supplemental Data:
Net assets, end of period (000’s)	$40,292	$51,452	$46,125	$42,944	$43,220	$43,913
Portfolio turnover rate(b)(d)	16%	64%	98%	97%	49%	72%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

78 :: ProFund VP Government Money Market :: Financial Statements

Investment Objective: The ProFund VP Government Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	20%
Repurchase Agreements	207%
Total Exposure	227%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligations (20.0%)

	Principal Amount	Value
U.S. Treasury Bills
1.99%+, 2/28/19	$4,000,000	$3,947,015
2.04%+, 3/28/19	10,000,000	9,849,063
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,796,078)		13,796,078

Repurchase Agreements(a) (207.1%)

Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $143,008,352	142,985,000	142,985,000
TOTAL REPURCHASE AGREEMENTS (Cost $142,985,000)		142,985,000
TOTAL INVESTMENT SECURITIES (Cost $156,781,078)—227.1%		156,781,078
Net other assets (liabilities)—(127.1)%(b)		(87,759,466)
NET ASSETS—100.0%		$69,021,612

+                 Reflects the effective yield or interest rate in effect at June 30, 2018.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         Amount includes $87,420,959 of net payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Government Money Market :: 79

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$156,781,078
Securities, at value	13,796,078
Repurchase agreements, at value	142,985,000
Total Investment Securities, at value	156,781,078
Cash	974
Interest receivable	15,568
Receivable for capital shares issued	787,013
Prepaid expenses	2,042
TOTAL ASSETS	157,586,675
LIABILITIES:
Payable for capital shares redeemed	88,207,972
Advisory fees payable	141,518
Management services fees payable	18,869
Administration fees payable	5,076
Trustee fees payable	40
Transfer agency fees payable	8,355
Fund accounting fees payable	6,068
Compliance services fees payable	933
Other accrued expenses	176,232
TOTAL LIABILITIES	88,565,063
NET ASSETS	$69,021,612
NET ASSETS CONSIST OF:
Capital	$69,087,044
Accumulated net realized gains (losses) on investments	(65,432)
NET ASSETS	$69,021,612
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	69,087,044
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$1,395,742
EXPENSES:
Advisory fees	688,622
Management services fees	91,816
Administration fees	30,528
Transfer agency fees	45,910
Custody fees	12,179
Fund accounting fees	33,956
Trustee fees	3,001
Compliance services fees	958
Other fees	32,168
Recoupment of prior expenses reduced by the Advisor	328,823
TOTAL NET EXPENSES	1,267,961
NET INVESTMENT INCOME	127,781
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(19,118)
NET REALIZED GAINS (LOSSES) ON INVESTMENTS	(19,118)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$108,663

See accompanying notes to financial statements.

80 :: ProFund VP Government Money Market :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$127,781	$26,167
Net realized gains (losses) on investments	(19,118)	(42,170)
Change in net assets resulting from operations	108,663	(16,003)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(127,781)	(38,688)
Change in net assets resulting from distributions	(127,781)	(38,688)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,522,086,951	3,002,527,732
Distributions reinvested	127,781	38,688
Value of shares redeemed	(1,641,391,035)	(2,934,393,496)
Change in net assets resulting from capital transactions	(119,176,303)	68,172,924
Change in net assets	(119,195,421)	68,118,233
NET ASSETS:
Beginning of period	188,217,033	120,098,800
End of period	$69,021,612	$188,217,033
SHARE TRANSACTIONS:
Issued	1,522,086,951	3,002,527,732
Reinvested	127,781	38,688
Redeemed	(1,641,391,035)	(2,934,393,496)
Change in shares	(119,176,303)	68,172,924

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Government Money Market :: 81

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017		Year Ended Dec. 31, 2016		Year Ended Dec. 31, 2015		Year Ended Dec. 31, 2014		Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Investment Activities:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net realized gains (losses) on investments	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total income from investment activities	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Distributions to Shareholders From:
Net investment income	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Total distributions	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)	—	(a)
Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total Return(b)	0.07%		0.02%		0.02%		0.02%		0.02%		0.02%
Ratios to Average Net Assets:
Gross expenses(c)	1.38%		1.14%		1.14%		1.17%		1.13%		1.12%
Net expenses(c)	1.38	%(d)	0.83	%(e)	0.29	%(e)	0.06	%(e)	—	(e)(f)	0.01	%(e)
Net investment income(c)	0.14%		0.01%		0.01%		0.02%		0.02%		0.02%
Supplemental Data:
Net assets, end of period (000’s)	$69,022		$188,217		$120,099		$198,352		$130,026		$188,760

(a)           Amount is less than $0.0005.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)           The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

(f)            Amount is less than 0.005%.

See accompanying notes to financial statements.

82 :: ProFund VP Health Care :: Financial Statements

Investment Objective: The ProFund VP Health Care seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health Care Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	9.4%
UnitedHealth Group, Inc.	6.8%
Pfizer, Inc.	6.1%
Merck & Co., Inc.	4.7%
AbbVie, Inc.	4.1%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals	30%
Health Care Equipment & Supplies	22%
Health Care Providers & Services	22%
Biotechnology	20%
Life Sciences Tools & Services	6%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	23,982	$1,462,661
AbbVie, Inc. (Biotechnology)	20,729	1,920,542
ABIOMED, Inc.* (Health Care Equipment & Supplies)	579	236,840
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,124	45,983
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,350	20,615
Aetna, Inc. (Health Care Providers & Services)	4,476	821,346
Agilent Technologies, Inc. (Life Sciences Tools & Services)	4,377	270,674
Agios Pharmaceuticals, Inc.* (Biotechnology)	677	57,024
Akorn, Inc.* (Pharmaceuticals)	1,285	21,318
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,043	377,788
Align Technology, Inc.* (Health Care Equipment & Supplies)	986	337,350
Alkermes PLC* (Biotechnology)	2,121	87,300
Allergan PLC (Pharmaceuticals)	4,638	773,247
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,143	112,574
Amgen, Inc. (Biotechnology)	9,111	1,681,799
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,020	16,738
Anthem, Inc. (Health Care Providers & Services)	3,490	830,725
Baxter International, Inc. (Health Care Equipment & Supplies)	6,739	497,608
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,656	875,831
Biogen, Inc.* (Biotechnology)	2,887	837,923
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,418	227,776
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	277	79,926
Bio-Techne Corp. (Life Sciences Tools & Services)	514	76,046
Bluebird Bio, Inc.* (Biotechnology)	685	107,511
Boston Scientific Corp.* (Health Care Equipment & Supplies)	18,875	617,213
Bristol-Myers Squibb Co. (Pharmaceuticals)	22,358	1,237,292
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,566	23,325
Bruker Corp. (Life Sciences Tools & Services)	1,389	40,337
Catalent, Inc.* (Pharmaceuticals)	1,825	76,449
Celgene Corp.* (Biotechnology)	9,667	767,753
Centene Corp.* (Health Care Providers & Services)	2,806	345,727
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	654	73,418
Chemed Corp. (Health Care Providers & Services)	221	71,120
Cigna Corp. (Health Care Providers & Services)	3,327	565,424
Clovis Oncology, Inc.* (Biotechnology)	718	32,647
CVS Health Corp. (Food & Staples Retailing)	13,907	894,915
Danaher Corp. (Health Care Equipment & Supplies)	8,408	829,701
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	1,911	132,700
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	3,111	136,168
DexCom, Inc.* (Health Care Equipment & Supplies)	1,204	114,356
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	2,884	419,824
Eli Lilly & Co. (Pharmaceuticals)	13,065	1,114,836
Encompass Health Corp. (Health Care Providers & Services)	1,353	91,625
Endo International PLC* (Pharmaceuticals)	2,754	25,970
Envision Healthcare Corp.* (Health Care Providers & Services)	1,658	72,969
Exact Sciences Corp.* (Biotechnology)	1,669	99,790
Exelixis, Inc.* (Biotechnology)	3,858	83,024
Express Scripts Holding Co.* (Health Care Providers & Services)	7,683	593,204
Gilead Sciences, Inc. (Biotechnology)	17,786	1,259,960
Haemonetics Corp.* (Health Care Equipment & Supplies)	713	63,942
Halyard Health, Inc.* (Health Care Equipment & Supplies)	642	36,755
HCA Holdings, Inc. (Health Care Providers & Services)	3,822	392,137

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 83

Common Stocks, continued

	Shares	Value
Henry Schein, Inc.* (Health Care Providers & Services)	2,107	$153,052
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	905	79,043
Hologic, Inc.* (Health Care Equipment & Supplies)	3,733	148,387
Horizon Pharma PLC* (Pharmaceuticals)	2,257	37,376
Humana, Inc. (Health Care Providers & Services)	1,884	560,735
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,187	258,695
Illumina, Inc.* (Life Sciences Tools & Services)	2,010	561,373
Incyte Corp.* (Biotechnology)	2,408	161,336
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	964	62,091
Intercept Pharmaceuticals, Inc.* (Biotechnology)	286	23,998
Intrexon Corp.* (Biotechnology)	918	12,797
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,550	741,644
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,716	71,506
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	2,213	220,902
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	821	141,458
Johnson & Johnson (Pharmaceuticals)	36,687	4,451,602
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,401	251,522
LifePoint Health, Inc.* (Health Care Providers & Services)	531	25,913
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	292	60,494
Magellan Health, Inc.* (Health Care Providers & Services)	338	32,431
Mallinckrodt PLC* (Pharmaceuticals)	1,138	21,235
Masimo Corp.* (Health Care Equipment & Supplies)	650	63,473
McKesson Corp. (Health Care Providers & Services)	2,763	368,584
MEDNAX, Inc.* (Health Care Providers & Services)	1,293	55,961
Medtronic PLC (Health Care Equipment & Supplies)	18,524	1,585,839
Merck & Co., Inc. (Pharmaceuticals)	36,800	2,233,760
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	348	201,363
Molina Healthcare, Inc.* (Health Care Providers & Services)	648	63,465
Mylan N.V.* (Pharmaceuticals)	7,052	254,859
Myriad Genetics, Inc.* (Biotechnology)	955	35,688
Nektar Therapeutics* (Pharmaceuticals)	2,203	107,572
Neurocrine Biosciences, Inc.* (Biotechnology)	1,229	120,737
NuVasive, Inc.* (Health Care Equipment & Supplies)	700	36,484
OPKO Health, Inc.* (Biotechnology)	4,975	23,383
Owens & Minor, Inc. (Health Care Providers & Services)	846	14,137
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	558	17,884
Patterson Cos., Inc. (Health Care Providers & Services)	1,114	25,254
Perrigo Co. PLC (Pharmaceuticals)	1,761	128,395
Pfizer, Inc. (Pharmaceuticals)	80,012	2,902,835
Portola Pharmaceuticals, Inc.* (Biotechnology)	899	33,955
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	691	64,512
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	725	27,826
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,858	204,269
Radius Health, Inc.* (Biotechnology)	566	16,680
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,058	364,999
ResMed, Inc. (Health Care Equipment & Supplies)	1,951	202,085
Seattle Genetics, Inc.* (Biotechnology)	1,449	96,199
STERIS PLC (Health Care Equipment & Supplies)	1,156	121,392
Stryker Corp. (Health Care Equipment & Supplies)	4,397	742,477
Syneos Health, Inc.* (Life Sciences Tools & Services)	759	35,597
Teleflex, Inc. (Health Care Equipment & Supplies)	624	167,363
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,118	37,531
TESARO, Inc.* (Biotechnology)	525	23,347
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	669	157,516
The Medicines Co.* (Pharmaceuticals)	887	32,553
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	5,504	1,140,098
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	635	48,812
United Therapeutics Corp.* (Biotechnology)	597	67,551
UnitedHealth Group, Inc. (Health Care Providers & Services)	13,145	3,224,994
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	1,191	132,725
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,251	142,264
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,484	592,141
Waters Corp.* (Life Sciences Tools & Services)	1,072	207,528
WellCare Health Plans, Inc.* (Health Care Providers & Services)	613	150,945
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,006	99,886
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,780	309,803
Zoetis, Inc. (Pharmaceuticals)	6,618	563,787
TOTAL COMMON STOCKS (Cost $15,252,163)		47,315,824

Contingent RightNM

Dyax Corp.*^+(a) (Biotechnology)	3,716	4,125
TOTAL CONTINGENT RIGHT (Cost $—)		4,125

See accompanying notes to financial statements.

84 :: ProFund VP Health Care :: Financial Statements

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $76,012	$76,000	$76,000
TOTAL REPURCHASE AGREEMENTS (Cost $76,000)		76,000
TOTAL INVESTMENT SECURITIES (Cost $15,328,163)—100.2%		47,395,949
Net other assets (liabilities)—(0.2)%		(70,819)
NET ASSETS—100.0%		$47,325,130

*                 Non-income producing security.

^                  The Advisor has deemed this security to be illiquid. As of June 30, 2018, this security represented 0.009% of the net assets of the Fund.

+                 This security was fair valued based on procedures approved by the Board of Trustees. As of June 30, 2018, this security represented 0.009% of the net assets of the Fund.

(a)         Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Health Care invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Biotechnology	$9,431,774	19.9%
Food & Staples Retailing	894,915	1.9%
Health Care Equipment & Supplies	10,546,691	22.3%
Health Care Providers & Services	9,287,803	19.6%
Life Sciences Tools & Services	2,971,774	6.3%
Pharmaceuticals	14,186,992	30.0%
Other**	5,181	NM
Total	$47,325,130	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 85

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$15,328,163
Securities, at value	47,319,949
Repurchase agreements, at value	76,000
Total Investment Securities, at value	47,395,949
Cash	301
Dividends and interest receivable	26,894
Receivable for capital shares issued	23,118
Prepaid expenses	677
TOTAL ASSETS	47,446,939
LIABILITIES:
Payable for capital shares redeemed	21,141
Advisory fees payable	29,741
Management services fees payable	3,965
Administration fees payable	1,353
Administrative services fees payable	15,789
Distribution fees payable	17,949
Trustee fees payable	11
Transfer agency fees payable	2,228
Fund accounting fees payable	1,618
Compliance services fees payable	277
Other accrued expenses	27,737
TOTAL LIABILITIES	121,809
NET ASSETS	$47,325,130
NET ASSETS CONSIST OF:
Capital	$14,421,219
Accumulated net investment income (loss)	2,545
Accumulated net realized gains (losses) on investments	833,580
Net unrealized appreciation (depreciation) on investments	32,067,786
NET ASSETS	$47,325,130
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	673,857
Net Asset Value (offering and redemption price per share)	$70.23

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$402,478
Interest	621
TOTAL INVESTMENT INCOME	403,099
EXPENSES:
Advisory fees	190,841
Management services fees	25,445
Administration fees	8,694
Transfer agency fees	13,123
Administrative services fees	68,326
Distribution fees	63,614
Custody fees	4,519
Fund accounting fees	10,059
Trustee fees	787
Compliance services fees	277
Other fees	26,565
TOTAL NET EXPENSES	412,250
NET INVESTMENT INCOME (LOSS)	(9,151)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,942,549
Change in net unrealized appreciation/depreciation on investment securities	(4,336,100)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	606,449
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$597,298

See accompanying notes to financial statements.

86 :: ProFund VP Health Care :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,151)	$(21,567)
Net realized gains (losses) on investments	4,942,549	3,068,431
Change in net unrealized appreciation/depreciation on investments	(4,336,100)	6,559,864
Change in net assets resulting from operations	597,298	9,606,728
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,985,590)	(3,659,790)
Change in net assets resulting from distributions	(2,985,590)	(3,659,790)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,769,022	33,574,736
Distributions reinvested	2,985,590	3,659,790
Value of shares redeemed	(22,711,095)	(38,255,930)
Change in net assets resulting from capital transactions	(3,956,483)	(1,021,404)
Change in net assets	(6,344,775)	4,925,534
NET ASSETS:
Beginning of period	53,669,905	48,744,371
End of period	$47,325,130	$53,669,905
Accumulated net investment income (loss)	$2,545	$11,696
SHARE TRANSACTIONS:
Issued	206,890	459,830
Reinvested	41,727	50,114
Redeemed	(307,198)	(534,599)
Change in shares	(58,581)	(24,655)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Health Care :: 87

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$73.28	$64.38	$67.11	$63.90	$51.71	$37.12
Investment Activities:
Net investment income (loss)(a)	(0.01)	(0.03)	(0.05)	(0.15)	(0.08)	0.05
Net realized and unrealized gains (losses) on investments	1.65	13.49	(2.68)	3.36	12.31	14.69
Total income (loss) from investment activities	1.64	13.46	(2.73)	3.21	12.23	14.74
Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.04)	(0.15)
Net realized gains on investments	(4.69)	(4.56)	—	—	—	—
Total distributions	(4.69)	(4.56)	—	—	(0.04)	(0.15)
Net Asset Value, End of Period	$70.23	$73.28	$64.38	$67.11	$63.90	$51.71
Total Return(b)	2.12%	20.92%	(4.05)%	5.02%	23.67%	39.78%
Ratios to Average Net Assets:
Gross expenses(c)	1.62%	1.64%	1.68%	1.69%	1.69%	1.72%
Net expenses(c)	1.62%	1.64%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.04)%	(0.04)%	(0.08)%	(0.22)%	(0.14)%	0.10%
Supplemental Data:
Net assets, end of period (000’s)	$47,325	$53,670	$48,744	$77,842	$84,601	$58,038
Portfolio turnover rate(b)(d)	28%	43%	24%	47%	47%	62%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

88 :: ProFund VP Industrials :: Financial Statements

Investment Objective: The ProFund VP Industrials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Industrials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Boeing Co.	5.5%
General Electric Co.	3.6%
3M Co.	3.5%
Union Pacific Corp.	3.3%
Honeywell International, Inc.	3.2%

Dow Jones U.S. Industrials Index — Composition

% of Index
Capital Goods	55%
Software & Services	16%
Transportation	13%
Materials	6%
Technology Hardware & Equipment	5%
Commercial & Professional Services	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	3,165	$622,619
A.O. Smith Corp. (Building Products)	777	45,960
Accenture PLC—Class A (IT Services)	3,430	561,113
Actuant Corp.—Class A (Machinery)	330	9,686
Acuity Brands, Inc. (Electrical Equipment)	237	27,461
AECOM Technology Corp.* (Construction & Engineering)	865	28,571
AGCO Corp. (Machinery)	361	21,920
Air Lease Corp. (Trading Companies & Distributors)	518	21,740
Allegion PLC (Building Products)	508	39,299
Alliance Data Systems Corp. (IT Services)	258	60,166
Allison Transmission Holdings, Inc. (Machinery)	693	28,060
AMETEK, Inc. (Electrical Equipment)	1,236	89,190
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,619	141,096
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	168	10,634
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	223	15,643
AptarGroup, Inc. (Containers & Packaging)	340	31,749
Arconic, Inc. (Aerospace & Defense)	2,271	38,630
Armstrong World Industries, Inc.* (Building Products)	279	17,633
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	465	35,005
Automatic Data Processing, Inc. (IT Services)	2,361	316,705
Avery Dennison Corp. (Containers & Packaging)	468	47,783
Avnet, Inc. (Electronic Equipment, Instruments & Components)	621	26,635
Ball Corp. (Containers & Packaging)	1,875	66,656
Barnes Group, Inc. (Machinery)	259	15,255
Belden, Inc. (Electronic Equipment, Instruments & Components)	234	14,302
Bemis Co., Inc. (Containers & Packaging)	485	20,472
Berry Plastics Group, Inc.* (Containers & Packaging)	700	32,158
Broadridge Financial Solutions, Inc. (IT Services)	620	71,362
BWX Technologies, Inc. (Aerospace & Defense)	535	33,341
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	743	62,159
Carlisle Cos., Inc. (Industrial Conglomerates)	332	35,959
Caterpillar, Inc. (Machinery)	3,189	432,652
Cintas Corp. (Commercial Services & Supplies)	459	84,946
Clean Harbors, Inc.* (Commercial Services & Supplies)	275	15,276
Cognex Corp. (Electronic Equipment, Instruments & Components)	918	40,952
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	143	22,368
Colfax Corp.* (Machinery)	530	16,245
Conduent, Inc.* (IT Services)	1,062	19,297
Convergys Corp. (IT Services)	488	11,927
CoreLogic, Inc.* (IT Services)	431	22,369
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,430	121,869
Covanta Holding Corp. (Commercial Services & Supplies)	695	11,468
Crane Co. (Machinery)	273	21,875
Crown Holdings, Inc.* (Containers & Packaging)	715	32,003
CSX Corp. (Road & Rail)	4,670	297,852
Cummins, Inc. (Machinery)	834	110,922
Curtiss-Wright Corp. (Aerospace & Defense)	255	30,350
Deere & Co. (Machinery)	1,731	241,994
Deluxe Corp. (Commercial Services & Supplies)	256	16,950
Dolby Laboratories, Inc.—Class A (Electronic Equipment, Instruments & Components)	340	20,975
Donaldson Co., Inc. (Machinery)	689	31,088
Dover Corp. (Machinery)	832	60,902
Dycom Industries, Inc.* (Construction & Engineering)	180	17,012
Eagle Materials, Inc. (Construction Materials)	257	26,977
Eaton Corp. PLC (Electrical Equipment)	2,343	175,115
EMCOR Group, Inc. (Construction & Engineering)	317	24,149
Emerson Electric Co. (Electrical Equipment)	3,375	233,347
EnerSys (Electrical Equipment)	243	18,138
Equifax, Inc. (Professional Services)	634	79,320
Esterline Technologies Corp.* (Aerospace & Defense)	149	10,996
Euronet Worldwide, Inc.* (IT Services)	276	23,121

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 89

Common Stocks, continued

	Shares	Value
Expeditors International of Washington, Inc. (Air Freight & Logistics)	928	$67,837
Fastenal Co. (Trading Companies & Distributors)	1,539	74,072
FedEx Corp. (Air Freight & Logistics)	1,318	299,265
Fidelity National Information Services, Inc. (IT Services)	1,770	187,673
First Data Corp.* (IT Services)	2,375	49,709
Fiserv, Inc.* (IT Services)	2,182	161,664
FleetCor Technologies, Inc.* (IT Services)	477	100,480
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	732	38,042
Flowserve Corp. (Machinery)	695	28,078
Fluor Corp. (Construction & Engineering)	751	36,634
Fortive Corp. (Machinery)	1,630	125,689
Fortune Brands Home & Security, Inc. (Building Products)	782	41,986
FTI Consulting, Inc.* (Professional Services)	218	13,185
GATX Corp. (Trading Companies & Distributors)	217	16,108
Generac Holdings, Inc.* (Electrical Equipment)	337	17,433
General Dynamics Corp. (Aerospace & Defense)	1,474	274,768
General Electric Co. (Industrial Conglomerates)	46,385	631,300
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	327	26,592
Genpact, Ltd. (IT Services)	808	23,375
Global Payments, Inc. (IT Services)	860	95,881
Graco, Inc. (Machinery)	887	40,110
Graphic Packaging Holding Co. (Containers & Packaging)	1,650	23,942
Harris Corp. (Communications Equipment)	625	90,338
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	990	42,461
Healthcare Services Group, Inc. (Commercial Services & Supplies)	385	16,628
HEICO Corp. (Aerospace & Defense)	235	17,139
HEICO Corp.—Class A (Aerospace & Defense)	390	23,740
Hexcel Corp. (Aerospace & Defense)	476	31,597
Hillenbrand, Inc. (Machinery)	341	16,078
Honeywell International, Inc. (Industrial Conglomerates)	3,989	574,615
Hubbell, Inc. (Electrical Equipment)	297	31,405
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	257	55,715
IDEX Corp. (Machinery)	403	55,001
Illinois Tool Works, Inc. (Machinery)	1,619	224,296
Ingersoll-Rand PLC (Machinery)	1,330	119,341
International Paper Co. (Containers & Packaging)	2,209	115,045
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	217	47,877
Itron, Inc.* (Electronic Equipment, Instruments & Components)	199	11,950
ITT, Inc. (Machinery)	464	24,253
J.B. Hunt Transport Services, Inc. (Road & Rail)	454	55,184
Jabil, Inc. (Electronic Equipment, Instruments & Components)	908	25,115
Jack Henry & Associates, Inc. (IT Services)	406	52,926
Jacobs Engineering Group, Inc. (Construction & Engineering)	635	40,315
Johnson Controls International PLC (Building Products)	4,943	165,343
Kansas City Southern Industries, Inc. (Road & Rail)	552	58,490
KBR, Inc. (Construction & Engineering)	751	13,458
Kennametal, Inc. (Machinery)	431	15,473
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	998	58,912
Kirby Corp.* (Marine)	290	24,244
KLX, Inc.* (Aerospace & Defense)	273	19,629
L3 Technologies, Inc. (Aerospace & Defense)	413	79,428
Landstar System, Inc. (Road & Rail)	243	26,536
Lennox International, Inc. (Building Products)	214	42,832
Lincoln Electric Holdings, Inc. (Machinery)	336	29,487
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	144	32,858
Lockheed Martin Corp. (Aerospace & Defense)	1,333	393,808
Louisiana-Pacific Corp. (Paper & Forest Products)	778	21,177
Macquarie Infrastructure Corp. (Transportation Infrastructure)	421	17,766
ManpowerGroup, Inc. (Professional Services)	360	30,982
Martin Marietta Materials, Inc. (Construction Materials)	343	76,602
Masco Corp. (Building Products)	1,651	61,780
MasTec, Inc.* (Construction & Engineering)	356	18,067
MAXIMUS, Inc. (IT Services)	356	22,111
Moog, Inc.—Class A (Aerospace & Defense)	187	14,579
MRC Global, Inc.* (Trading Companies & Distributors)	477	10,337
MSA Safety, Inc. (Commercial Services & Supplies)	197	18,979
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	265	22,485
Mueller Industries, Inc. (Machinery)	312	9,207
National Instruments Corp. (Electronic Equipment, Instruments & Components)	581	24,390
Nielsen Holdings PLC (Professional Services)	1,792	55,427
Nordson Corp. (Machinery)	275	35,313
Norfolk Southern Corp. (Road & Rail)	1,510	227,814
Northrop Grumman Corp. (Aerospace & Defense)	926	284,930
NOW, Inc.* (Trading Companies & Distributors)	584	7,785
nVent Electric PLC* (Electrical Equipment)	877	22,013
Old Dominion Freight Line, Inc. (Road & Rail)	374	55,711
Oshkosh Corp. (Machinery)	386	27,144
Owens Corning (Building Products)	599	37,959
Owens-Illinois, Inc.* (Containers & Packaging)	873	14,675
PACCAR, Inc. (Machinery)	1,870	115,865
Packaging Corp. of America (Containers & Packaging)	504	56,342
Parker-Hannifin Corp. (Machinery)	707	110,186
Paychex, Inc. (IT Services)	1,705	116,537
PayPal Holdings, Inc.* (IT Services)	5,959	496,205
Pentair PLC (Machinery)	876	36,862
PerkinElmer, Inc. (Life Sciences Tools & Services)	598	43,792
Quanta Services, Inc.* (Construction & Engineering)	803	26,820
Raytheon Co. (Aerospace & Defense)	1,537	296,918
Regal Beloit Corp. (Electrical Equipment)	254	20,777
Republic Services, Inc.—Class A (Commercial Services & Supplies)	1,186	81,075
Robert Half International, Inc. (Professional Services)	653	42,510
Rockwell Automation, Inc. (Electrical Equipment)	664	110,377
Rockwell Collins, Inc. (Aerospace & Defense)	867	116,768
Roper Technologies, Inc. (Industrial Conglomerates)	555	153,130
Ryder System, Inc. (Road & Rail)	286	20,552
Sabre Corp. (IT Services)	1,358	33,461
Sealed Air Corp. (Containers & Packaging)	870	36,932

See accompanying notes to financial statements.

90 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
Sensata Technologies Holding PLC* (Electrical Equipment)	910	$43,298
Silgan Holdings, Inc. (Containers & Packaging)	387	10,383
Snap-on, Inc. (Machinery)	306	49,180
Sonoco Products Co. (Containers & Packaging)	534	28,035
Spirit AeroSystems Holdings, Inc.—Class A (Aerospace & Defense)	616	52,921
Square, Inc.*—Class A (IT Services)	1,553	95,727
Stericycle, Inc.* (Commercial Services & Supplies)	454	29,642
Summit Materials, Inc.*—Class A (Construction Materials)	603	15,829
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,880	169,314
Teledyne Technologies, Inc.* (Aerospace & Defense)	206	41,006
Terex Corp. (Machinery)	377	15,906
Tetra Tech, Inc. (Commercial Services & Supplies)	301	17,609
Textron, Inc. (Aerospace & Defense)	1,377	90,758
The Boeing Co. (Aerospace & Defense)	2,919	979,353
The Brink’s Co. (Commercial Services & Supplies)	274	21,852
The Middleby Corp.* (Machinery)	301	31,430
The Sherwin-Williams Co. (Chemicals)	435	177,293
The Timken Co. (Machinery)	374	16,288
The Toro Co. (Machinery)	572	34,463
The Western Union Co. (IT Services)	2,458	49,971
Total System Services, Inc. (IT Services)	877	74,124
TransDigm Group, Inc. (Aerospace & Defense)	261	90,082
TransUnion (Professional Services)	810	58,028
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	1,338	43,940
Trinity Industries, Inc. (Machinery)	801	27,442
Union Pacific Corp. (Road & Rail)	4,134	585,704
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	3,678	390,714
United Rentals, Inc.* (Trading Companies & Distributors)	442	65,248
United Technologies Corp. (Aerospace & Defense)	3,972	496,619
Univar, Inc.* (Trading Companies & Distributors)	620	16,269
USG Corp.* (Building Products)	469	20,223
Valmont Industries, Inc. (Construction & Engineering)	130	19,598
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	599	13,669
Verisk Analytics, Inc.*—Class A (Professional Services)	836	89,986
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	702	16,286
Vulcan Materials Co. (Construction Materials)	703	90,729
W.W. Grainger, Inc. (Trading Companies & Distributors)	274	84,502
Wabtec Corp. (Machinery)	454	44,755
Waste Management, Inc. (Commercial Services & Supplies)	2,115	172,033
Watsco, Inc. (Trading Companies & Distributors)	185	32,982
Welbilt, Inc.* (Machinery)	747	16,666
WESCO International, Inc.* (Trading Companies & Distributors)	252	14,389
WestRock Co. (Containers & Packaging)	1,379	78,631
WEX, Inc.* (IT Services)	231	44,001
Woodward, Inc. (Machinery)	299	22,981
Worldpay, Inc.* (IT Services)	1,596	130,521
XPO Logistics, Inc.* (Air Freight & Logistics)	538	53,897
Xylem, Inc. (Machinery)	958	64,550
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	288	41,256
TOTAL COMMON STOCKS (Cost $7,777,548)		17,769,182
TOTAL INVESTMENT SECURITIES (Cost $7,777,548)—100.0%		17,769,182
Net other assets (liabilities)—NM		(692)
NET ASSETS—100.0%		$17,768,490

* Non-income producing security.

ProFund VP Industrials invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$3,473,075	19.6%
Air Freight & Logistics	873,872	4.9%
Building Products	473,015	2.7%
Chemicals	177,293	1.0%
Commercial Services & Supplies	486,458	2.7%
Communications Equipment	90,338	0.5%
Construction & Engineering	224,624	1.3%
Construction Materials	210,137	1.2%
Containers & Packaging	594,806	3.3%
Electrical Equipment	788,554	4.4%
Electronic Equipment, Instruments & Components	957,445	5.4%
Industrial Conglomerates	2,017,623	11.4%
IT Services	2,820,426	15.9%
Life Sciences Tools & Services	43,792	0.2%
Machinery	2,326,643	13.1%
Marine	24,244	0.1%
Paper & Forest Products	21,177	0.1%
Professional Services	369,438	2.1%
Road & Rail	1,354,435	7.6%
Trading Companies & Distributors	424,021	2.4%
Transportation Infrastructure	17,766	0.1%
Other**	(692)	NM
Total	$17,768,490	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 91

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$7,777,548
Securities, at value	17,769,182
Total Investment Securities, at value	17,769,182
Dividends receivable	16,101
Receivable for capital shares issued	11,495
Receivable for investments sold	548,417
Prepaid expenses	441
TOTAL ASSETS	18,345,636
LIABILITIES:
Payable for capital shares redeemed	458,719
Cash overdraft	70,069
Advisory fees payable	12,072
Management services fees payable	1,610
Administration fees payable	550
Administrative services fees payable	8,932
Distribution fees payable	9,352
Transfer agency fees payable	905
Fund accounting fees payable	657
Compliance services fees payable	153
Other accrued expenses	14,127
TOTAL LIABILITIES	577,146
NET ASSETS	$17,768,490
NET ASSETS CONSIST OF:
Capital	$7,800,707
Accumulated net investment income (loss)	12,115
Accumulated net realized gains (losses) on investments	(35,966)
Net unrealized appreciation (depreciation) on investments	9,991,634
NET ASSETS	$17,768,490
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	218,815
Net Asset Value (offering and redemption price per share)	$81.20

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$238,960
Interest	357
TOTAL INVESTMENT INCOME	239,317
EXPENSES:
Advisory fees	113,377
Management services fees	15,117
Administration fees	5,181
Transfer agency fees	7,775
Administrative services fees	39,712
Distribution fees	37,792
Custody fees	2,761
Fund accounting fees	6,567
Trustee fees	515
Compliance services fees	172
Other fees	15,476
Recoupment of prior expenses reduced by the Advisor	6,426
TOTAL NET EXPENSES	250,871
NET INVESTMENT INCOME (LOSS)	(11,554)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,988,342
Change in net unrealized appreciation/depreciation on investment securities	(2,936,171)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(947,829)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(959,383)

See accompanying notes to financial statements.

92 :: ProFund VP Industrials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(11,554)	$35,772
Net realized gains (losses) on investments	1,988,342	213,629
Change in net unrealized appreciation/depreciation on investments	(2,936,171)	5,710,185
Change in net assets resulting from operations	(959,383)	5,959,586
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21,880)	(54,047)
Change in net assets resulting from distributions	(21,880)	(54,047)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,369,062	40,969,956
Distributions reinvested	21,880	54,047
Value of shares redeemed	(33,931,813)	(39,999,769)
Change in net assets resulting from capital transactions	(20,540,871)	1,024,234
Change in net assets	(21,522,134)	6,929,773
NET ASSETS:
Beginning of period	39,290,624	32,360,851
End of period	$17,768,490	$39,290,624
Accumulated net investment income (loss)	$12,115	$45,549
SHARE TRANSACTIONS:
Issued	158,777	536,805
Reinvested	264	681
Redeemed	(411,209)	(540,455)
Change in shares	(252,168)	(2,969)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Industrials :: 93

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$83.42	$68.28	$58.19	$60.31	$57.26	$41.66
Investment Activities:
Net investment income (loss)(a)	(0.03)	0.09	0.23	0.13	0.06	0.11
Net realized and unrealized gains (losses) on investments	(2.10)	15.19	9.97	(2.19)	3.13	15.74
Total income (loss) from investment activities	(2.13)	15.28	10.20	(2.06)	3.19	15.85
Distributions to Shareholders From:
Net investment income	(0.09)	(0.14)	(0.11)	(0.06)	(0.14)	(0.25)
Net Asset Value, End of Period	$81.20	$83.42	$68.28	$58.19	$60.31	$57.26
Total Return(b)	(2.55)%	22.40%	17.55%	(3.42)%	5.58%	38.19%
Ratios to Average Net Assets:
Gross expenses(c)	1.66%	1.68%	1.69%	1.68%	1.77%	1.81%
Net expenses(c)	1.66%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.08)%	0.12%	0.37%	0.22%	0.11%	0.22%
Supplemental Data:
Net assets, end of period (000’s)	$17,768	$39,291	$32,361	$16,223	$18,515	$29,326
Portfolio turnover rate(b)(d)	29%	107%	203%	121%	54%	106%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

94 :: ProFund VP International :: Financial Statements

Investment Objective: The ProFund VP International seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	20%
Industrials	14%
Consumer Discretionary	12%
Consumer Staples	11%
Health Care	11%
Materials	8%
Information Technology	7%
Energy	6%
Telecommunication Services	4%
Real Estate	4%
Utilities	3%

Country Composition
Japan	24%
United Kingdom	18%
France	11%
Germany	10%
Other	37%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $7,857,283	$7,856,000	$7,856,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,856,000)		7,856,000
TOTAL INVESTMENT SECURITIES (Cost $7,856,000)—100.3%		7,856,000
Net other assets (liabilities)—(0.3)%		(24,129)
NET ASSETS—100.0%		$7,831,871

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $1,222,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/27/18	2.28%	$3,034,934	$30,698
MSCI EAFE Index	UBS AG	7/27/18	2.78%	4,763,544	49,009
				$7,798,478	$79,707

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 95

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$7,856,000
Repurchase agreements, at value	7,856,000
Total Investment Securities, at value	7,856,000
Cash	208
Segregated cash balances with custodian	50
Interest receivable	855
Unrealized appreciation on swap agreements	79,707
Receivable for capital shares issued	11,106
Prepaid expenses	112
TOTAL ASSETS	7,948,038
LIABILITIES:
Payable for capital shares redeemed	87,618
Advisory fees payable	5,037
Management services fees payable	671
Administration fees payable	228
Administrative services fees payable	4,875
Distribution fees payable	5,311
Transfer agency fees payable	376
Fund accounting fees payable	273
Compliance services fees payable	47
Other accrued expenses	11,731
TOTAL LIABILITIES	116,167
NET ASSETS	$7,831,871
NET ASSETS CONSIST OF:
Capital	$9,798,801
Accumulated net investment income (loss)	(8,084)
Accumulated net realized gains (losses) on investments	(2,038,553)
Net unrealized appreciation (depreciation) on investments	79,707
NET ASSETS	$7,831,871
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	416,239
Net Asset Value (offering and redemption price per share)	$18.82

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$67,254
EXPENSES:
Advisory fees	34,603
Management services fees	4,614
Administration fees	1,835
Transfer agency fees	2,756
Administrative services fees	10,604
Distribution fees	11,534
Custody fees	732
Fund accounting fees	2,032
Trustee fees	174
Compliance services fees	58
Other fees	2,064
Recoupment of prior expenses reduced by the Advisor	4,332
TOTAL NET EXPENSES	75,338
NET INVESTMENT INCOME (LOSS)	(8,084)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(363,817)
Change in net unrealized appreciation/depreciation on swap agreements	81,861
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(281,956)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(290,040)

See accompanying notes to financial statements.

96 :: ProFund VP International :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(8,084)	$(100,464)
Net realized gains (losses) on investments	(363,817)	2,154,729
Change in net unrealized appreciation/depreciation on investments	81,861	(14,648)
Change in net assets resulting from operations	(290,040)	2,039,617
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,305,170)	—
Change in net assets resulting from distributions	(1,305,170)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,011,239	34,288,209
Distributions reinvested	1,305,170	—
Value of shares redeemed	(12,020,214)	(27,516,536)
Change in net assets resulting from capital transactions	(5,703,805)	6,771,673
Change in net assets	(7,299,015)	8,811,290
NET ASSETS:
Beginning of period	15,130,886	6,319,596
End of period	$7,831,871	$15,130,886
Accumulated net investment income (loss)	$(8,084)	$—
SHARE TRANSACTIONS:
Issued	214,695	1,581,970
Reinvested	68,802	—
Redeemed	(511,998)	(1,265,249)
Change in shares	(228,501)	316,721

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP International :: 97

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$23.47		$19.27	$19.45	$20.16	$24.00	$21.61
Investment Activities:
Net investment income (loss)(a)	(0.02)		(0.18)	(0.27)	(0.35)	(0.38)	(0.37)
Net realized and unrealized gains (losses) on investments	(0.91)		4.38	0.09	(0.36)	(1.36)	4.41
Total income (loss) from investment activities	(0.93)		4.20	(0.18)	(0.71)	(1.74)	4.04
Distributions to Shareholders From:
Net realized gains on investments	(3.72)		—	—	—	(2.10)	(1.65)
Net Asset Value, End of Period	$18.82		$23.47	$19.27	$19.45	$20.16	$24.00
Total Return(b)	(4.09	)%(c)	21.80%	(0.93)%	(3.52)%	(8.11)%	19.49%
Ratios to Average Net Assets:
Gross expenses(d)	1.63	%(c)	1.68%	1.68%	1.75%	1.72%	1.72%
Net expenses(d)	1.63	%(c)	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.18	)%(c)	(0.81)%	(1.42)%	(1.64)%	(1.66)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$7,832		$15,131	$6,320	$6,460	$6,162	$14,999
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           The gross expense ratio, net expense ratio, and net investment income (loss) ratio include a non-recurring fee reduction for expenses accrued in a prior year. Had this fee reduction not occurred, the gross expense ratio, net expense ratio, and net investment income (loss) ratio would have been 1.67%, 1.67%, and (0.21)%, respectively, and the total return would have been (4.11)%.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

98 :: ProFund VP Internet :: Financial Statements

Investment Objective: The ProFund VP Internet seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet Composite Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	10.1%
Alphabet, Inc.	10.0%
Facebook, Inc.	8.7%
Netflix, Inc.	6.4%
Salesforce.com, Inc.	5.0%

Dow Jones Internet Composite Index — Composition

% of Index
Internet Software & Services	47%
Internet & Direct Marketing Retail	22%
Software	12%
Communications Equipment	5%
IT Services	5%
Capital Markets	5%
Diversified Telecommunication Services	2%
Health Care Technology	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)

	Shares	Value
2U, Inc.* (Internet Software & Services)	4,680	$391,061
8x8, Inc.* (Software)	14,374	288,199
Akamai Technologies, Inc.* (Internet Software & Services)	8,283	606,564
Alphabet, Inc.*—Class A (Internet Software & Services)	1,223	1,380,999
Alphabet, Inc.*—Class C (Internet Software & Services)	1,243	1,386,753
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,654	2,811,470
Arista Networks, Inc.* (Communications Equipment)	2,317	596,604
Blucora, Inc.* (Internet Software & Services)	6,978	258,186
Box, Inc.*—Class A (Internet Software & Services)	13,597	339,789
Citrix Systems, Inc.* (Software)	6,062	635,540
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	5,726	305,768
Cornerstone OnDemand, Inc.* (Internet Software & Services)	6,330	300,232
E*TRADE Financial Corp.* (Capital Markets)	11,026	674,350
eBay, Inc.* (Internet Software & Services)	24,758	897,725
Ebix, Inc. (Software)	3,460	263,825
Endurance International Group Holdings, Inc.* (Internet Software & Services)	20,372	202,701
Expedia, Inc. (Internet & Direct Marketing Retail)	5,534	665,131
Facebook, Inc.*—Class A (Internet Software & Services)	12,477	2,424,531
GoDaddy, Inc.*—Class A (Internet Software & Services)	8,212	579,767
Groupon, Inc.* (Internet & Direct Marketing Retail)	60,074	258,318
GrubHub, Inc.* (Internet Software & Services)	5,227	548,365
Hubspot, Inc.* (Software)	3,149	394,885
j2 Global, Inc. (Internet Software & Services)	4,582	396,847
Juniper Networks, Inc. (Communications Equipment)	20,398	559,313
LogMeIn, Inc. (Internet Software & Services)	4,168	430,346
Netflix, Inc.* (Internet & Direct Marketing Retail)	4,572	1,789,618
NETGEAR, Inc.* (Communications Equipment)	4,532	283,250
New Relic, Inc.* (Internet Software & Services)	3,851	387,372
NIC, Inc. (Internet Software & Services)	13,872	215,710
Okta, Inc.* (Internet Software & Services)	7,211	363,218
Pandora Media, Inc.* (Internet Software & Services)	36,633	288,668
PayPal Holdings, Inc.* (IT Services)	16,079	1,338,898
Salesforce.com, Inc.* (Software)	10,132	1,382,004
Snap, Inc.* (Software)	27,325	357,684
TD Ameritrade Holding Corp. (Capital Markets)	11,500	629,855
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	8,273	460,889
Twitter, Inc.* (Internet Software & Services)	21,425	935,630
Veeva Systems, Inc.*—Class A (Health Care Technology)	6,894	529,873
VeriSign, Inc.* (Internet Software & Services)	4,688	644,225
Vonage Holdings Corp.* (Diversified Telecommunication Services)	27,335	352,349
Web.com Group, Inc.* (Internet Software & Services)	10,604	274,113
TOTAL COMMON STOCKS (Cost $13,910,371)		27,830,625

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 99

Repurchase Agreements(a) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $150,024	$150,000	$150,000
TOTAL REPURCHASE AGREEMENTS (Cost $150,000)		150,000
TOTAL INVESTMENT SECURITIES (Cost $14,060,371)—100.7%		27,980,625
Net other assets (liabilities)—(0.7)%		(188,561)
NET ASSETS—100.0%		$27,792,064

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Internet invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Capital Markets	$1,304,205	4.7%
Communications Equipment	1,439,167	5.2%
Diversified Telecommunication Services	658,117	2.4%
Health Care Technology	529,873	1.9%
Internet & Direct Marketing Retail	5,985,426	21.5%
Internet Software & Services	13,252,802	47.6%
IT Services	1,338,898	4.8%
Software	3,322,137	12.0%
Other**	(38,561)	(0.1)%
Total	$27,792,064	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

100 :: ProFund VP Internet :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$14,060,371
Securities, at value	27,830,625
Repurchase agreements, at value	150,000
Total Investment Securities, at value	27,980,625
Cash	10
Dividends and interest receivable	16
Receivable for capital shares issued	276,544
Prepaid expenses	267
TOTAL ASSETS	28,257,462
LIABILITIES:
Payable for investments purchased	214,292
Payable for capital shares redeemed	195,519
Advisory fees payable	17,157
Management services fees payable	2,288
Administration fees payable	781
Administrative services fees payable	10,194
Distribution fees payable	10,952
Trustee fees payable	6
Transfer agency fees payable	1,286
Fund accounting fees payable	934
Compliance services fees payable	138
Other accrued expenses	11,851
TOTAL LIABILITIES	465,398
NET ASSETS	$27,792,064
NET ASSETS CONSIST OF:
Capital	$15,086,291
Accumulated net investment income (loss)	(146,980)
Accumulated net realized gains (losses) on investments	(1,067,501)
Net unrealized appreciation (depreciation) on investments	13,920,254
NET ASSETS	$27,792,064
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	208,742
Net Asset Value (offering and redemption price per share)	$133.14

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$25,262
Interest	448
TOTAL INVESTMENT INCOME	25,710
EXPENSES:
Advisory fees	80,666
Management services fees	10,755
Administration fees	3,909
Transfer agency fees	5,930
Administrative services fees	28,200
Distribution fees	26,889
Custody fees	1,730
Fund accounting fees	4,488
Trustee fees	326
Compliance services fees	138
Other fees	11,627
TOTAL NET EXPENSES	174,658
NET INVESTMENT INCOME (LOSS)	(148,948)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	210,987
Change in net unrealized appreciation/depreciation on investment securities	4,222,488
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,433,475
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,284,527

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 101

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(148,948)	$(222,795)
Net realized gains (losses) on investments	210,987	1,635,305
Change in net unrealized appreciation/depreciation on investments	4,222,488	3,070,792
Change in net assets resulting from operations	4,284,527	4,483,302
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,167,998)	—
Change in net assets resulting from distributions	(1,167,998)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,056,843	20,542,053
Distributions reinvested	1,167,998	—
Value of shares redeemed	(13,204,925)	(20,726,108)
Change in net assets resulting from capital transactions	8,019,916	(184,055)
Change in net assets	11,136,445	4,299,247
NET ASSETS:
Beginning of period	16,655,619	12,356,372
End of period	$27,792,064	$16,655,619
Accumulated net investment income (loss)	$(146,980)	$1,968
SHARE TRANSACTIONS:
Issued	156,472	211,169
Reinvested	8,413	—
Redeemed	(105,711)	(212,558)
Change in shares	59,174	(1,389)

See accompanying notes to financial statements.

102 :: ProFund VP Internet :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$111.36	$81.85	$82.48	$77.48	$80.58	$59.70
Investment Activities:
Net investment income (loss)(a)	(0.88)	(1.40)	(1.20)	(1.14)	(1.12)	(0.97)
Net realized and unrealized gains (losses) on investments	28.45	30.91	5.80	15.81	1.76	29.14
Total income (loss) from investment activities	27.57	29.51	4.60	14.67	0.64	28.17
Distributions to Shareholders From:
Net realized gains on investments	(5.79)	—	(5.23)	(9.67)	(3.74)	(7.29)
Net Asset Value, End of Period	$133.14	$111.36	$81.85	$82.48	$77.48	$80.58
Total Return(b)	24.54%	36.05%	5.53%	20.35%	1.12%	51.71%
Ratios to Average Net Assets:
Gross expenses(c)	1.62%	1.64%	1.68%	1.68%	1.74%	1.76%
Net expenses(c)	1.62%	1.64%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.38)%	(1.43)%	(1.52)%	(1.44)%	(1.44)%	(1.42)%
Supplemental Data:
Net assets, end of period (000’s)	$27,792	$16,656	$12,356	$20,560	$8,019	$14,667
Portfolio turnover rate(b)(d)	48%	116%	113%	157%	170%	194%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 103

Investment Objective: The ProFund VP Japan seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Industrials	22%
Consumer Discretionary	20%
Information Technology	17%
Consumer Staples	11%
Health Care	11%
Materials	7%
Telecommunication Services	7%
Financials	3%
Real Estate	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (95.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $13,049,131	$13,047,000	$13,047,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,047,000)		13,047,000
TOTAL INVESTMENT SECURITIES (Cost $13,047,000)—95.5%		13,047,000
Net other assets (liabilities)—4.5%		613,483
NET ASSETS—100.0%		$13,660,483

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	122	9/14/18	$13,578,600	$(150,438)

See accompanying notes to financial statements.

104 :: ProFund VP Japan :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$13,047,000
Repurchase agreements, at value	13,047,000
Total Investment Securities, at value	13,047,000
Cash	12
Segregated cash balances with brokers	697,840
Interest receivable	1,421
Receivable for capital shares issued	41,620
Prepaid expenses	131
TOTAL ASSETS	13,788,024
LIABILITIES:
Payable for capital shares redeemed	58,695
Variation margin on futures contracts	36,600
Advisory fees payable	6,932
Management services fees payable	924
Administration fees payable	316
Administrative services fees payable	4,614
Distribution fees payable	4,480
Transfer agency fees payable	520
Fund accounting fees payable	378
Compliance services fees payable	59
Other accrued expenses	14,023
TOTAL LIABILITIES	127,541
NET ASSETS	$13,660,483
NET ASSETS CONSIST OF:
Capital	$14,727,305
Accumulated net investment income (loss)	(14,055)
Accumulated net realized gains (losses) on investments	(902,329)
Net unrealized appreciation (depreciation) on investments	(150,438)
NET ASSETS	$13,660,483
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	267,805
Net Asset Value (offering and redemption price per share)	$51.01

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$80,831
EXPENSES:
Advisory fees	42,766
Management services fees	5,702
Administration fees	2,018
Transfer agency fees	3,047
Administrative services fees	16,122
Distribution fees	14,255
Custody fees	811
Fund accounting fees	2,244
Trustee fees	187
Compliance services fees	65
Other fees	3,663
Recoupment of prior expenses reduced by the Advisor	4,006
TOTAL NET EXPENSES	94,886
NET INVESTMENT INCOME (LOSS)	(14,055)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(53,506)
Change in net unrealized appreciation/depreciation on futures contracts	(295,707)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(349,213)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(363,268)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 105

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(14,055)	$(100,599)
Net realized gains (losses) on investments	(53,506)	2,226,550
Change in net unrealized appreciation/depreciation on investments	(295,707)	(220,523)
Change in net assets resulting from operations	(363,268)	1,905,428
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,166,838	10,334,578
Value of shares redeemed	(6,983,184)	(10,962,697)
Change in net assets resulting from capital transactions	1,183,654	(628,119)
Change in net assets	820,386	1,277,309
NET ASSETS:
Beginning of period	12,840,097	11,562,788
End of period	$13,660,483	$12,840,097
Accumulated net investment income (loss)	$(14,055)	$—
SHARE TRANSACTIONS:
Issued	158,730	219,804
Redeemed	(137,865)	(236,262)
Change in shares	20,865	(16,458)

See accompanying notes to financial statements.

106 :: ProFund VP Japan :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)
Net Asset Value, Beginning of Period	$52.00		$43.90	$43.71	$41.33	$75.59	$51.01
Investment Activities:
Net investment income (loss)(b)	(0.06)		(0.41)	(0.56)	(0.76)	(0.96)	(1.08)
Net realized and unrealized gains (losses) on investments	(0.93)		8.51	0.75	3.14	0.26	25.66
Total income (loss) from investment activities	(0.99)		8.10	0.19	2.38	(0.70)	24.58
Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	(33.56)	—
Net Asset Value, End of Period	$51.01		$52.00	$43.90	$43.71	$41.33	$75.59
Total Return(c)	(1.90	)%(d)	18.45%	0.41%	5.81%	3.23%	48.24%
Ratios to Average Net Assets:
Gross expenses(e)	1.66	%(d)	1.71%	1.69%	1.68%	1.77%	1.78%
Net expenses(e)	1.66	%(d)	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(0.25	)%(d)	(0.89)%	(1.44)%	(1.64)%	(1.66)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$13,660		$12,840	$11,563	$17,017	$11,827	$22,948
Portfolio turnover rate(f)	—		—	—	—	—	—

(a)           As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 5, 2016.

(b)          Per share net investment income (loss) has been calculated using the average daily shares method.

(c)           Not annualized for periods less than one year.

(d)          The gross expense ratio, net expense ratio, and net investment income (loss) ratio include a non-recurring fee reduction for expenses accrued in a prior year. Had this fee reduction not occurred, the gross expense ratio, net expense ratio, and net investment income (loss) ratio would have been 1.70%, 1.68%, and (0.26)%, respectively, and the total return would have been (1.91)%.

(e)           Annualized for periods less than one year.

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 107

Investment Objective: The ProFund VP Large-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.3%
Microsoft Corp.	6.1%
Amazon.com, Inc.	5.6%
Alphabet, Inc.	5.4%
Facebook, Inc.	3.7%

S&P 500 Growth Index — Composition

% of Index
Information Technology	42%
Health Care	17%
Consumer Discretionary	17%
Industrials	10%
Financials	5%
Consumer Staples	4%
Real Estate	3%
Materials	1%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,562	$307,277
A.O. Smith Corp. (Building Products)	355	20,998
Abbott Laboratories (Health Care Equipment & Supplies)	4,544	277,138
AbbVie, Inc. (Biotechnology)	3,905	361,799
ABIOMED, Inc.* (Health Care Equipment & Supplies)	142	58,085
Accenture PLC—Class A (IT Services)	1,065	174,223
Activision Blizzard, Inc. (Software)	1,988	151,724
Adobe Systems, Inc.* (Software)	1,278	311,589
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	710	10,643
Aetna, Inc. (Health Care Providers & Services)	426	78,171
Affiliated Managers Group, Inc. (Capital Markets)	71	10,556
Agilent Technologies, Inc. (Life Sciences Tools & Services)	852	52,688
Air Products & Chemicals, Inc. (Chemicals)	213	33,170
Akamai Technologies, Inc.* (Internet Software & Services)	142	10,399
Albemarle Corp. (Chemicals)	142	13,395
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	142	17,916
Alexion Pharmaceuticals, Inc.* (Biotechnology)	284	35,259
Align Technology, Inc.* (Health Care Equipment & Supplies)	213	72,876
Allegion PLC (Building Products)	142	10,985
Alliance Data Systems Corp. (IT Services)	71	16,557
Alphabet, Inc.*—Class A (Internet Software & Services)	781	881,897
Alphabet, Inc.*—Class C (Internet Software & Services)	781	871,323
Altria Group, Inc. (Tobacco)	2,698	153,219
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,065	1,810,288
American Airlines Group, Inc. (Airlines)	568	21,561
American Express Co. (Consumer Finance)	1,136	111,328
American Tower Corp. (Equity Real Estate Investment Trusts)	1,136	163,776
American Water Works Co., Inc. (Water Utilities)	284	24,248
Ameriprise Financial, Inc. (Capital Markets)	284	39,726
AMETEK, Inc. (Electrical Equipment)	568	40,987
Amgen, Inc. (Biotechnology)	994	183,482
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	781	68,064
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	923	88,534
ANSYS, Inc.* (Software)	213	37,100
Anthem, Inc. (Health Care Providers & Services)	355	84,501
Aon PLC (Insurance)	355	48,695
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	213	9,010
Apple, Inc. (Technology Hardware, Storage & Peripherals)	12,638	2,339,420
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,627	121,341
Aptiv PLC (Auto Components)	710	65,057
Arthur J. Gallagher & Co. (Insurance)	213	13,905
Autodesk, Inc.* (Software)	355	46,537
Automatic Data Processing, Inc. (IT Services)	1,136	152,383
AutoZone, Inc.* (Specialty Retail)	71	47,636
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	142	24,408
Avery Dennison Corp. (Containers & Packaging)	213	21,747
Bank of America Corp. (Banks)	11,644	328,244
Baxter International, Inc. (Health Care Equipment & Supplies)	710	52,426
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	710	170,087
Biogen, Inc.* (Biotechnology)	355	103,035
BlackRock, Inc.—Class A (Capital Markets)	213	106,296

See accompanying notes to financial statements.

108 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares		Value
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	142		$287,847
BorgWarner, Inc. (Auto Components)	355		15,322
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	142		17,810
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,550		116,085
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,627		145,378
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,065		258,412
Broadridge Financial Solutions, Inc. (IT Services)	284		32,688
Brown-Forman Corp.—Class B (Beverages)	426		20,878
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	568		13,518
Cadence Design Systems, Inc.* (Software)	710		30,750
CarMax, Inc.* (Specialty Retail)	213		15,521
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	497		28,483
Caterpillar, Inc. (Machinery)	781		105,958
CBOE Holdings, Inc. (Capital Markets)	284		29,556
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	781		37,285
CBS Corp.—Class B (Media)	426		23,950
Celgene Corp.* (Biotechnology)	1,846		146,609
Centene Corp.* (Health Care Providers & Services)	497		61,235
Cerner Corp.* (Health Care Technology)	781		46,696
CF Industries Holdings, Inc. (Chemicals)	284		12,610
Charter Communications, Inc.*—Class A (Media)	497		145,725
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	71		30,627
Church & Dwight Co., Inc. (Household Products)	355		18,872
Cigna Corp. (Health Care Providers & Services)	639		108,598
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	71		7,224
Cintas Corp. (Commercial Services & Supplies)	213		39,420
Cisco Systems, Inc. (Communications Equipment)	5,538		238,300
Citrix Systems, Inc.* (Software)	213		22,331
CME Group, Inc. (Capital Markets)	568		93,107
Cognizant Technology Solutions Corp. (IT Services)	1,491		117,774
Colgate-Palmolive Co. (Household Products)	1,065		69,023
Comcast Corp.—Class A (Media)	5,893		193,349
Comerica, Inc. (Banks)	213		19,366
Constellation Brands, Inc.—Class A (Beverages)	426		93,239
Copart, Inc.* (Commercial Services & Supplies)	497		28,110
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,130		58,596
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	710		76,552
CSX Corp. (Road & Rail)	2,272		144,908
D.R. Horton, Inc. (Household Durables)	852		34,932
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	213		22,804
Deere & Co. (Machinery)	426		59,555
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	284		31,689
Dollar General Corp. (Multiline Retail)	284		28,002
Dollar Tree, Inc.* (Multiline Retail)	639		54,315
Dominion Resources, Inc. (Multi-Utilities)	639		43,567
Dover Corp. (Machinery)	213		15,592
DXC Technology Co. (IT Services)	355		28,617
E*TRADE Financial Corp.* (Capital Markets)	710		43,424
eBay, Inc.* (Internet Software & Services)	2,414		87,532
Ecolab, Inc. (Chemicals)	284		39,854
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	568		82,684
Electronic Arts, Inc.* (Software)	781		110,137
Eli Lilly & Co. (Pharmaceuticals)	1,491		127,227
Emerson Electric Co. (Electrical Equipment)	639		44,180
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	497		61,841
Equifax, Inc. (Professional Services)	213		26,648
Equinix, Inc. (Equity Real Estate Investment Trusts)	213		91,567
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	71		16,974
Expedia, Inc. (Internet & Direct Marketing Retail)	213		25,600
Expeditors International of Washington, Inc. (Air Freight & Logistics)	213		15,570
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	355		35,433
F5 Networks, Inc.* (Communications Equipment)	71		12,244
Facebook, Inc.*—Class A (Internet Software & Services)	6,177		1,200,314
Fastenal Co. (Trading Companies & Distributors)	426		20,503
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	71		8,985
FedEx Corp. (Air Freight & Logistics)	355		80,606
Fidelity National Information Services, Inc. (IT Services)	497		52,697
First Horizon National Corp. (Banks)	—	(a)	—	(b)
FirstEnergy Corp. (Electric Utilities)	497		17,847
Fiserv, Inc.* (IT Services)	1,065		78,906
FleetCor Technologies, Inc.* (IT Services)	213		44,868
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	213		11,070
FMC Corp. (Chemicals)	355		31,670
Fortive Corp. (Machinery)	497		38,324
Fortune Brands Home & Security, Inc. (Building Products)	355		19,060
Garmin, Ltd. (Household Durables)	142		8,662
Gartner, Inc.* (IT Services)	213		28,308
General Dynamics Corp. (Aerospace & Defense)	355		66,176
General Mills, Inc. (Food Products)	568		25,140
GGP, Inc. (Equity Real Estate Investment Trusts)	639		13,055
Gilead Sciences, Inc. (Biotechnology)	2,201		155,919
Global Payments, Inc. (IT Services)	426		47,495
H & R Block, Inc. (Diversified Consumer Services)	355		8,087
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	355		7,817
Harris Corp. (Communications Equipment)	213		30,787
Hasbro, Inc. (Leisure Products)	142		13,108
HCA Holdings, Inc. (Health Care Providers & Services)	355		36,423
Hess Corp. (Oil, Gas & Consumable Fuels)	213		14,248

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 109

Common Stocks, continued

	Shares	Value
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	284	$22,481
Hologic, Inc.* (Health Care Equipment & Supplies)	710	28,223
Honeywell International, Inc. (Industrial Conglomerates)	1,136	163,641
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	71	15,392
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	213	46,421
Illinois Tool Works, Inc. (Machinery)	781	108,199
Illumina, Inc.* (Life Sciences Tools & Services)	355	99,148
Incyte Corp.* (Biotechnology)	426	28,542
Ingersoll-Rand PLC (Machinery)	284	25,483
Intel Corp. (Semiconductors & Semiconductor Equipment)	6,816	338,823
Intercontinental Exchange, Inc. (Capital Markets)	1,491	109,662
International Flavors & Fragrances, Inc. (Chemicals)	142	17,602
Intuit, Inc. (Software)	639	130,551
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	284	135,888
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	71	15,665
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	213	21,262
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	355	12,429
J.B. Hunt Transport Services, Inc. (Road & Rail)	142	17,260
Johnson & Johnson (Pharmaceuticals)	3,763	456,603
Kansas City Southern Industries, Inc. (Road & Rail)	142	15,046
Kellogg Co. (Food Products)	213	14,882
Kimberly-Clark Corp. (Household Products)	426	44,875
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	426	43,678
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	142	25,493
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	426	73,634
Lennar Corp.—Class A (Household Durables)	426	22,365
LKQ Corp.* (Distributors)	497	15,854
Lockheed Martin Corp. (Aerospace & Defense)	426	125,853
Lowe’s Cos., Inc. (Specialty Retail)	1,420	135,709
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	781	98,915
Marsh & McLennan Cos., Inc. (Insurance)	710	58,199
Martin Marietta Materials, Inc. (Construction Materials)	71	15,856
Masco Corp. (Building Products)	497	18,598
MasterCard, Inc.—Class A (IT Services)	2,343	460,446
Mattel, Inc. (Leisure Products)	213	3,497
McCormick & Co., Inc. (Food Products)	142	16,485
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,988	311,501
Medtronic PLC (Health Care Equipment & Supplies)	1,491	127,645
Merck & Co., Inc. (Pharmaceuticals)	2,556	155,149
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	71	41,083
MGM Resorts International (Hotels, Restaurants & Leisure)	568	16,489
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	355	23,643
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	639	58,117
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,982	156,376
Microsoft Corp. (Software)	19,809	1,953,365
Mohawk Industries, Inc.* (Household Durables)	71	15,213
Monster Beverage Corp.* (Beverages)	1,065	61,025
Moody’s Corp. (Capital Markets)	426	72,659
Motorola Solutions, Inc. (Communications Equipment)	426	49,574
MSCI, Inc.—Class A (Capital Markets)	213	35,237
Nektar Therapeutics* (Pharmaceuticals)	426	20,802
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	710	55,756
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,136	444,665
NextEra Energy, Inc. (Electric Utilities)	639	106,732
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,201	175,376
Norfolk Southern Corp. (Road & Rail)	355	53,559
Northern Trust Corp. (Capital Markets)	284	29,221
Northrop Grumman Corp. (Aerospace & Defense)	284	87,387
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	497	23,483
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	426	13,078
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,562	370,038
Oracle Corp. (Software)	3,905	172,054
O’Reilly Automotive, Inc.* (Specialty Retail)	142	38,847
Packaging Corp. of America (Containers & Packaging)	142	15,874
Parker-Hannifin Corp. (Machinery)	213	33,196
Paychex, Inc. (IT Services)	568	38,823
PayPal Holdings, Inc.* (IT Services)	2,840	236,487
PepsiCo, Inc. (Beverages)	1,775	193,244
PerkinElmer, Inc. (Life Sciences Tools & Services)	142	10,399
Perrigo Co. PLC (Pharmaceuticals)	142	10,353
Pfizer, Inc. (Pharmaceuticals)	6,958	252,436
Philip Morris International, Inc. (Tobacco)	1,988	160,512
PPG Industries, Inc. (Chemicals)	284	29,459
Praxair, Inc. (Chemicals)	355	56,143
Principal Financial Group, Inc. (Insurance)	284	15,038
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,349	88,616
Public Storage (Equity Real Estate Investment Trusts)	213	48,321
PulteGroup, Inc. (Household Durables)	710	20,413
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	355	28,460
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,349	75,706
Raymond James Financial, Inc. (Capital Markets)	142	12,688
Raytheon Co. (Aerospace & Defense)	426	82,295
Red Hat, Inc.* (Software)	426	57,242

See accompanying notes to financial statements.

110 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	213	$73,483
Republic Services, Inc.—Class A (Commercial Services & Supplies)	284	19,414
ResMed, Inc. (Health Care Equipment & Supplies)	355	36,771
Robert Half International, Inc. (Professional Services)	213	13,866
Rockwell Automation, Inc. (Electrical Equipment)	213	35,407
Rockwell Collins, Inc. (Aerospace & Defense)	426	57,374
Roper Technologies, Inc. (Industrial Conglomerates)	284	78,358
Ross Stores, Inc. (Specialty Retail)	639	54,155
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	284	29,422
S&P Global, Inc. (Capital Markets)	639	130,285
Salesforce.com, Inc.* (Software)	1,846	251,794
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	284	46,894
Sealed Air Corp. (Containers & Packaging)	142	6,028
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	426	72,501
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	497	48,035
Southwest Airlines Co. (Airlines)	923	46,963
Stanley Black & Decker, Inc. (Machinery)	284	37,718
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,272	110,988
Stryker Corp. (Health Care Equipment & Supplies)	852	143,869
SVB Financial Group* (Banks)	142	41,004
Symantec Corp. (Software)	710	14,662
Synopsys, Inc.* (Software)	355	30,377
T. Rowe Price Group, Inc. (Capital Markets)	639	74,182
Take-Two Interactive Software, Inc.* (Software)	213	25,211
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	284	13,266
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	639	57,548
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,556	281,799
The Allstate Corp. (Insurance)	426	38,881
The Boeing Co. (Aerospace & Defense)	1,420	476,424
The Charles Schwab Corp. (Capital Markets)	3,124	159,635
The Clorox Co. (Household Products)	213	28,808
The Coca-Cola Co. (Beverages)	4,473	196,185
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	142	33,434
The Estee Lauder Cos., Inc.—Class A (Personal Products)	568	81,048
The Hershey Co. (Food Products)	213	19,822
The Home Depot, Inc. (Specialty Retail)	2,982	581,788
The NASDAQ OMX Group, Inc. (Capital Markets)	142	12,960
The Procter & Gamble Co. (Household Products)	2,414	188,436
The Progressive Corp. (Insurance)	1,491	88,193
The Sherwin-Williams Co. (Chemicals)	213	86,813
The TJX Cos., Inc. (Specialty Retail)	710	67,578
The Walt Disney Co. (Media)	1,775	186,038
The Western Union Co. (IT Services)	497	10,104
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	781	161,775
Tiffany & Co. (Specialty Retail)	142	18,687
Torchmark Corp. (Insurance)	142	11,560
Total System Services, Inc. (IT Services)	426	36,006
Tractor Supply Co. (Specialty Retail)	142	10,862
TransDigm Group, Inc. (Aerospace & Defense)	142	49,010
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	71	3,955
Twitter, Inc.* (Internet Software & Services)	1,704	74,414
UDR, Inc. (Equity Real Estate Investment Trusts)	426	15,992
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	71	16,576
Union Pacific Corp. (Road & Rail)	1,065	150,890
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	852	90,509
United Rentals, Inc.* (Trading Companies & Distributors)	213	31,443
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,485	609,670
V.F. Corp. (Textiles, Apparel & Luxury Goods)	497	40,515
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	142	16,148
VeriSign, Inc.* (Internet Software & Services)	213	29,270
Verisk Analytics, Inc.*—Class A (Professional Services)	284	30,570
Vertex Pharmaceuticals, Inc.* (Biotechnology)	639	108,604
Visa, Inc.—Class A (IT Services)	4,615	611,257
Vornado Realty Trust (Equity Real Estate Investment Trusts)	284	20,993
Vulcan Materials Co. (Construction Materials)	142	18,327
Waste Management, Inc. (Commercial Services & Supplies)	994	80,852
Waters Corp.* (Life Sciences Tools & Services)	213	41,235
WEC Energy Group, Inc. (Multi-Utilities)	355	22,951
Willis Towers Watson PLC (Insurance)	142	21,527
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	213	35,643
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	426	27,801
Xylem, Inc. (Machinery)	355	23,920
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	355	27,768
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	284	31,649
Zoetis, Inc. (Pharmaceuticals)	1,278	108,873
TOTAL COMMON STOCKS (Cost $13,440,893)		32,190,696
TOTAL INVESTMENT SECURITIES (Cost $13,440,893)—99.8%		32,190,696
Net other assets (liabilities)—0.2%		61,765
NET ASSETS—100.0%		$32,252,461

*                 Non-income producing security.

(a)         Number of shares is less than 0.50.

(b)         Amount is less than $0.50.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 111

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$959,911	2.9%
Air Freight & Logistics	186,685	0.6%
Airlines	68,524	0.2%
Auto Components	80,379	0.2%
Banks	388,614	1.2%
Beverages	564,571	1.7%
Biotechnology	1,196,732	3.7%
Building Products	69,641	0.2%
Capital Markets	959,194	3.0%
Chemicals	320,716	1.0%
Commercial Services & Supplies	167,796	0.5%
Communications Equipment	330,905	1.0%
Construction Materials	34,183	0.1%
Consumer Finance	111,328	0.3%
Containers & Packaging	43,649	0.1%
Distributors	15,854	NM
Diversified Consumer Services	8,087	NM
Electric Utilities	124,579	0.4%
Electrical Equipment	120,574	0.4%
Electronic Equipment, Instruments & Components	210,943	0.7%
Equity Real Estate Investment Trusts	812,921	2.5%
Food Products	76,329	0.2%
Health Care Equipment & Supplies	1,429,429	4.5%
Health Care Providers & Services	1,004,091	3.1%
Health Care Technology	46,696	0.1%
Hotels, Restaurants & Leisure	758,604	2.4%
Household Durables	101,585	0.3%
Household Products	350,014	1.1%
Independent Power & Renewable Electricity Producers	13,078	NM
Industrial Conglomerates	549,276	1.7%
Insurance	295,998	0.9%
Internet & Direct Marketing Retail	2,572,355	8.0%
Internet Software & Services	3,155,149	9.8%
IT Services	2,167,639	6.7%
Leisure Products	16,605	0.1%
Life Sciences Tools & Services	427,590	1.3%
Machinery	447,945	1.4%
Media	549,062	1.7%
Multiline Retail	82,317	0.3%
Multi-Utilities	66,518	0.2%
Oil, Gas & Consumable Fuels	96,831	0.3%
Personal Products	81,048	0.3%
Pharmaceuticals	1,276,821	4.0%
Professional Services	71,084	0.2%
Real Estate Management & Development	37,285	0.1%
Road & Rail	381,663	1.2%
Semiconductors & Semiconductor Equipment	1,981,397	6.1%
Software	3,345,424	10.5%
Specialty Retail	987,359	3.1%
Technology Hardware, Storage & Peripherals	2,395,176	7.4%
Textiles, Apparel & Luxury Goods	260,617	0.8%
Tobacco	313,731	1.0%
Trading Companies & Distributors	51,946	0.2%
Water Utilities	24,248	0.1%
Other**	61,765	0.2%
Total	$32,252,461	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

112 :: ProFund VP Large-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$13,440,893
Securities, at value	32,190,696
Total Investment Securities, at value	32,190,696
Dividends receivable	15,099
Receivable for capital shares issued	296,535
Receivable for investments sold	25,983
Prepaid expenses	446
TOTAL ASSETS	32,528,759
LIABILITIES:
Payable for investments purchased	28,113
Payable for capital shares redeemed	26,857
Cash overdraft	156,832
Advisory fees payable	20,403
Management services fees payable	2,720
Administration fees payable	929
Administrative services fees payable	11,670
Distribution fees payable	12,251
Trustee fees payable	7
Transfer agency fees payable	1,529
Fund accounting fees payable	1,110
Compliance services fees payable	190
Other accrued expenses	13,687
TOTAL LIABILITIES	276,298
NET ASSETS	$32,252,461
NET ASSETS CONSIST OF:
Capital	$14,159,921
Accumulated net investment income (loss)	(45,536)
Accumulated net realized gains (losses) on investments	(611,727)
Net unrealized appreciation (depreciation) on investments	18,749,803
NET ASSETS	$32,252,461
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	457,740
Net Asset Value (offering and redemption price per share)	$70.46

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$234,734
Interest	449
TOTAL INVESTMENT INCOME	235,183
EXPENSES:
Advisory fees	127,716
Management services fees	17,029
Administration fees	5,487
Transfer agency fees	8,288
Administrative services fees	47,980
Distribution fees	42,572
Custody fees	3,218
Fund accounting fees	7,046
Trustee fees	491
Compliance services fees	190
Other fees	15,229
Recoupment of prior expenses reduced by the Advisor	9,199
TOTAL NET EXPENSES	284,445
NET INVESTMENT INCOME (LOSS)	(49,262)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	395,270
Change in net unrealized appreciation/depreciation on investment securities	1,695,480
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,090,750
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,041,488

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 113

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(49,262)	$(21,118)
Net realized gains (losses) on investments	395,270	1,544,467
Change in net unrealized appreciation/depreciation on investments	1,695,480	5,344,300
Change in net assets resulting from operations	2,041,488	6,867,649
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,437,998)	(1,217,906)
Change in net assets resulting from distributions	(1,437,998)	(1,217,906)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	21,335,373	52,801,003
Distributions reinvested	1,437,998	1,217,906
Value of shares redeemed	(25,522,128)	(51,283,273)
Change in net assets resulting from capital transactions	(2,748,757)	2,735,636
Change in net assets	(2,145,267)	8,385,379
NET ASSETS:
Beginning of period	34,397,728	26,012,349
End of period	$32,252,461	$34,397,728
Accumulated net investment income (loss)	$(45,536)	$3,726
SHARE TRANSACTIONS:
Issued	295,380	839,144
Reinvested	19,950	18,620
Redeemed	(354,526)	(813,393)
Change in shares	(39,196)	44,371

See accompanying notes to financial statements.

114 :: ProFund VP Large-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$69.22	$57.48	$59.38	$57.23	$50.75	$38.98
Investment Activities:
Net investment income (loss)(a)	(0.10)	(0.04)	(0.06)	0.03	0.01	0.07
Net realized and unrealized gains (losses) on investments	4.58	14.41	3.07	2.12	6.54	11.86
Total income (loss) from investment activities	4.48	14.37	3.01	2.15	6.55	11.93
Distributions to Shareholders From:
Net investment income	—	—	(0.03)	—	(0.07)	(0.16)
Net realized gains on investments	(3.24)	(2.63)	(4.88)	—	—	—
Total distributions	(3.24)	(2.63)	(4.91)	—	(0.07)	(0.16)
Net Asset Value, End of Period	$70.46	$69.22	$57.48	$59.38	$57.23	$50.75
Total Return(b)	6.35%	25.29%	5.01%	3.76%	12.93%	30.66%
Ratios to Average Net Assets:
Gross expenses(c)	1.67%	1.68%	1.68%	1.68%	1.76%	1.78%
Net expenses(c)	1.67%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.29)%	(0.07)%	(0.10)%	0.05%	0.02%	0.15%
Supplemental Data:
Net assets, end of period (000’s)	$32,252	$34,398	$26,012	$35,086	$47,502	$36,890
Portfolio turnover rate(b)(d)	55%	154%	150%	141%	124%	81%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 115

Investment Objective: The ProFund VP Large-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.2%
JPMorgan Chase & Co.	3.2%
Exxon Mobil Corp.	3.1%
Wells Fargo & Co.	2.2%
Chevron Corp.	2.2%

S&P 500 Value Index — Composition

% of Index
Financials	24%
Energy	13%
Health Care	11%
Consumer Staples	10%
Industrials	9%
Consumer Discretionary	9%
Information Technology	7%
Utilities	6%
Telecommunication Services	4%
Materials	4%
Real Estate	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Accenture PLC—Class A (IT Services)	318	$52,021
Advance Auto Parts, Inc. (Specialty Retail)	159	21,576
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	954	14,300
Aetna, Inc. (Health Care Providers & Services)	318	58,353
Affiliated Managers Group, Inc. (Capital Markets)	159	23,639
Aflac, Inc. (Insurance)	1,272	54,721
Air Products & Chemicals, Inc. (Chemicals)	159	24,761
Akamai Technologies, Inc.* (Internet Software & Services)	159	11,644
Alaska Air Group, Inc. (Airlines)	159	9,602
Albemarle Corp. (Chemicals)	159	14,998
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	159	20,061
Alexion Pharmaceuticals, Inc.* (Biotechnology)	159	19,740
Allegion PLC (Building Products)	159	12,300
Allergan PLC (Pharmaceuticals)	636	106,034
Alliance Data Systems Corp. (IT Services)	159	37,079
Alliant Energy Corp. (Electric Utilities)	318	13,458
Altria Group, Inc. (Tobacco)	1,431	81,266
Ameren Corp. (Multi-Utilities)	477	29,025
American Airlines Group, Inc. (Airlines)	318	12,071
American Electric Power Co., Inc. (Electric Utilities)	795	55,054
American Express Co. (Consumer Finance)	477	46,746
American International Group, Inc. (Insurance)	1,431	75,872
American Water Works Co., Inc. (Water Utilities)	159	13,575
Ameriprise Financial, Inc. (Capital Markets)	159	22,241
AmerisourceBergen Corp. (Health Care Providers & Services)	318	27,116
Amgen, Inc. (Biotechnology)	477	88,049
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	795	58,234
Andeavor (Oil, Gas & Consumable Fuels)	159	20,858
Anthem, Inc. (Health Care Providers & Services)	159	37,847
Aon PLC (Insurance)	159	21,810
Apache Corp. (Oil, Gas & Consumable Fuels)	636	29,733
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	159	6,726
Archer-Daniels-Midland Co. (Food Products)	954	43,722
Arconic, Inc. (Aerospace & Defense)	636	10,818
Arthur J. Gallagher & Co. (Insurance)	159	10,380
Assurant, Inc. (Insurance)	159	16,455
AT&T, Inc. (Diversified Telecommunication Services)	12,084	388,017
Autodesk, Inc.* (Software)	159	20,843
AutoZone, Inc.* (Specialty Retail)	159	106,679
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	159	27,331
Baker Hughes, Inc.—Class A (Energy Equipment & Services)	636	21,007
Ball Corp. (Containers & Packaging)	636	22,610
Bank of America Corp. (Banks)	8,109	228,593
Baxter International, Inc. (Health Care Equipment & Supplies)	318	23,481
BB&T Corp. (Banks)	1,272	64,160
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	3,180	593,547
Best Buy Co., Inc. (Specialty Retail)	477	35,575
Biogen, Inc.* (Biotechnology)	159	46,148
BlackRock, Inc.—Class A (Capital Markets)	159	79,347
BorgWarner, Inc. (Auto Components)	159	6,862
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	159	19,942

See accompanying notes to financial statements.

116 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares		Value
Brighthouse Financial, Inc.* (Insurance)	159		$6,371
Bristol-Myers Squibb Co. (Pharmaceuticals)	954		52,794
Brown-Forman Corp.—Class B (Beverages)	159		7,793
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	159		13,302
CA, Inc. (Software)	477		17,005
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	477		11,353
Campbell Soup Co. (Food Products)	318		12,892
Capital One Financial Corp. (Consumer Finance)	795		73,060
Cardinal Health, Inc. (Health Care Providers & Services)	477		23,292
CarMax, Inc.* (Specialty Retail)	159		11,586
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	318		18,225
Caterpillar, Inc. (Machinery)	477		64,716
CBS Corp.—Class B (Media)	318		17,878
CenterPoint Energy, Inc. (Multi-Utilities)	636		17,624
CenturyLink, Inc. (Diversified Telecommunication Services)	1,590		29,638
CF Industries Holdings, Inc. (Chemicals)	159		7,060
Chevron Corp. (Oil, Gas & Consumable Fuels)	3,180		402,047
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	159		68,587
Chubb, Ltd. (Insurance)	795		100,982
Church & Dwight Co., Inc. (Household Products)	159		8,452
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	159		16,177
Cincinnati Financial Corp. (Insurance)	318		21,261
Cisco Systems, Inc. (Communications Equipment)	4,134		177,886
Citigroup, Inc. (Banks)	4,293		287,288
Citizens Financial Group, Inc. (Banks)	795		30,926
Citrix Systems, Inc.* (Software)	159		16,670
CME Group, Inc. (Capital Markets)	159		26,063
CMS Energy Corp. (Multi-Utilities)	477		22,553
Colgate-Palmolive Co. (Household Products)	795		51,524
Comcast Corp.—Class A (Media)	3,816		125,203
Comerica, Inc. (Banks)	159		14,456
ConAgra Foods, Inc. (Food Products)	636		22,724
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	318		43,995
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,908		132,835
Consolidated Edison, Inc. (Multi-Utilities)	477		37,196
Costco Wholesale Corp. (Food & Staples Retailing)	795		166,139
Coty, Inc. (Personal Products)	795		11,210
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	159		17,143
Cummins, Inc. (Machinery)	318		42,294
CVS Health Corp. (Food & Staples Retailing)	1,749		112,548
Danaher Corp. (Health Care Equipment & Supplies)	954		94,141
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	159		17,023
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	159		11,041
Deere & Co. (Machinery)	318		44,456
Delta Air Lines, Inc. (Airlines)	1,113		55,138
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	318		13,919
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	795		34,948
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	159		17,741
Discover Financial Services (Consumer Finance)	636		44,781
Discovery Communications, Inc.*—Class A (Media)	318		8,745
Discovery Communications, Inc.*—Class C (Media)	636		16,218
Dish Network Corp.*—Class A (Media)	318		10,688
Dollar General Corp. (Multiline Retail)	159		15,677
Dominion Resources, Inc. (Multi-Utilities)	636		43,362
Dover Corp. (Machinery)	159		11,639
DowDuPont, Inc. (Chemicals)	3,816		251,551
DTE Energy Co. (Multi-Utilities)	318		32,954
Duke Energy Corp. (Electric Utilities)	1,113		88,015
Duke Realty Corp. (Equity Real Estate Investment Trusts)	636		18,463
DXC Technology Co. (IT Services)	159		12,817
Eastman Chemical Co. (Chemicals)	159		15,894
Eaton Corp. PLC (Electrical Equipment)	795		59,418
Ecolab, Inc. (Chemicals)	159		22,312
Edison International (Electric Utilities)	477		30,180
Eli Lilly & Co. (Pharmaceuticals)	636		54,270
Emerson Electric Co. (Electrical Equipment)	636		43,973
Entergy Corp. (Electric Utilities)	318		25,691
Envision Healthcare Corp.* (Health Care Providers & Services)	159		6,998
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	636		79,137
EQT Corp. (Oil, Gas & Consumable Fuels)	477		26,321
Equifax, Inc. (Professional Services)	159		19,892
Equity Residential (Equity Real Estate Investment Trusts)	636		40,507
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	159		38,012
Everest Re Group, Ltd. (Insurance)	159		36,646
Evergy, Inc. (Electric Utilities)	477		26,784
Eversource Energy (Electric Utilities)	477		27,957
Exelon Corp. (Electric Utilities)	1,590		67,734
Expedia, Inc. (Internet & Direct Marketing Retail)	159		19,110
Expeditors International of Washington, Inc. (Air Freight & Logistics)	159		11,623
Express Scripts Holding Co.* (Health Care Providers & Services)	954		73,658
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6,996		578,778
F5 Networks, Inc.* (Communications Equipment)	159		27,420
Fastenal Co. (Trading Companies & Distributors)	159		7,653
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	159		20,121
FedEx Corp. (Air Freight & Logistics)	159		36,103
Fidelity National Information Services, Inc. (IT Services)	159		16,859
Fifth Third Bancorp (Banks)	1,113		31,943
First Horizon National Corp. (Banks)	—	(a)	8
FirstEnergy Corp. (Electric Utilities)	477		17,129

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 117

Common Stocks, continued

	Shares		Value
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	159		$8,263
Flowserve Corp. (Machinery)	159		6,424
Fluor Corp. (Construction & Engineering)	159		7,756
Foot Locker, Inc. (Specialty Retail)	159		8,371
Ford Motor Co. (Automobiles)	6,519		72,165
Fortive Corp. (Machinery)	159		12,260
Franklin Resources, Inc. (Capital Markets)	477		15,288
Freeport-McMoRan, Inc. (Metals & Mining)	2,226		38,421
Garmin, Ltd. (Household Durables)	159		9,699
General Dynamics Corp. (Aerospace & Defense)	159		29,639
General Electric Co. (Industrial Conglomerates)	14,310		194,759
General Mills, Inc. (Food Products)	636		28,149
General Motors Co. (Automobiles)	2,067		81,441
Genuine Parts Co. (Distributors)	318		29,189
GGP, Inc. (Equity Real Estate Investment Trusts)	636		12,993
Gilead Sciences, Inc. (Biotechnology)	795		56,318
H & R Block, Inc. (Diversified Consumer Services)	159		3,622
Halliburton Co. (Energy Equipment & Services)	1,431		64,481
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	318		7,002
Harley-Davidson, Inc. (Automobiles)	318		13,381
Harris Corp. (Communications Equipment)	159		22,982
Hartford Financial Services Group, Inc. (Insurance)	636		32,519
Hasbro, Inc. (Leisure Products)	159		14,678
HCA Holdings, Inc. (Health Care Providers & Services)	159		16,313
HCP, Inc. (Equity Real Estate Investment Trusts)	795		20,527
Helmerich & Payne, Inc. (Energy Equipment & Services)	159		10,138
Henry Schein, Inc.* (Health Care Providers & Services)	318		23,100
Hess Corp. (Oil, Gas & Consumable Fuels)	318		21,271
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	2,544		37,168
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	318		25,173
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	318		21,761
Honeywell International, Inc. (Industrial Conglomerates)	477		68,712
Hormel Foods Corp. (Food Products)	477		17,749
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,272		26,801
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,703		61,331
Humana, Inc. (Health Care Providers & Services)	159		47,323
Huntington Bancshares, Inc. (Banks)	1,749		25,815
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	159		34,470
IHS Markit, Ltd.* (Professional Services)	636		32,811
Ingersoll-Rand PLC (Machinery)	159		14,267
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,339		165,981
International Business Machines Corp. (IT Services)	1,431		199,910
International Flavors & Fragrances, Inc. (Chemicals)	159		19,710
International Paper Co. (Containers & Packaging)	636		33,122
Invesco, Ltd. (Capital Markets)	636		16,892
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	159		15,871
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	318		11,133
J.B. Hunt Transport Services, Inc. (Road & Rail)	159		19,326
Jacobs Engineering Group, Inc. (Construction & Engineering)	159		10,095
Jefferies Financial Group, Inc. (Capital Markets)	477		10,847
Johnson & Johnson (Pharmaceuticals)	2,067		250,811
Johnson Controls International PLC (Building Products)	1,590		53,186
JPMorgan Chase & Co. (Banks)	5,565		579,874
Juniper Networks, Inc. (Communications Equipment)	636		17,439
Kansas City Southern Industries, Inc. (Road & Rail)	159		16,848
Kellogg Co. (Food Products)	318		22,219
KeyCorp (Banks)	1,749		34,175
Kimberly-Clark Corp. (Household Products)	318		33,498
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	636		10,806
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	3,180		56,191
Kohl’s Corp. (Multiline Retail)	318		23,182
L Brands, Inc. (Specialty Retail)	477		17,592
L3 Technologies, Inc. (Aerospace & Defense)	159		30,579
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	159		28,545
Leggett & Platt, Inc. (Household Durables)	159		7,098
Lennar Corp.—Class A (Household Durables)	159		8,348
Lincoln National Corp. (Insurance)	318		19,796
LKQ Corp.* (Distributors)	159		5,072
Lockheed Martin Corp. (Aerospace & Defense)	159		46,973
Loews Corp. (Insurance)	477		23,030
Lowe’s Cos., Inc. (Specialty Retail)	477		45,587
LyondellBasell Industries N.V.—Class A (Chemicals)	477		52,398
M&T Bank Corp. (Banks)	318		54,108
Macy’s, Inc. (Multiline Retail)	477		17,854
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,431		29,851
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	795		55,777
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	—	(a)	40
Marsh & McLennan Cos., Inc. (Insurance)	318		26,066
Martin Marietta Materials, Inc. (Construction Materials)	159		35,509
Masco Corp. (Building Products)	159		5,950
Mattel, Inc. (Leisure Products)	477		7,832
McCormick & Co., Inc. (Food Products)	159		18,458
McKesson Corp. (Health Care Providers & Services)	318		42,421
Medtronic PLC (Health Care Equipment & Supplies)	1,272		108,896
Merck & Co., Inc. (Pharmaceuticals)	2,862		173,723
MetLife, Inc. (Insurance)	1,749		76,256

See accompanying notes to financial statements.

118 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
MGM Resorts International (Hotels, Restaurants & Leisure)	477	$13,847
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	159	16,007
Mohawk Industries, Inc.* (Household Durables)	159	34,068
Molson Coors Brewing Co.—Class B (Beverages)	318	21,637
Mondelez International, Inc.—Class A (Food Products)	2,385	97,786
Morgan Stanley (Capital Markets)	2,226	105,512
Mylan N.V.* (Pharmaceuticals)	795	28,731
National Oilwell Varco, Inc. (Energy Equipment & Services)	636	27,602
Newell Rubbermaid, Inc. (Household Durables)	795	20,503
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	318	9,620
Newmont Mining Corp. (Metals & Mining)	954	35,975
News Corp.—Class A (Media)	636	9,858
News Corp.—Class B (Media)	159	2,520
NextEra Energy, Inc. (Electric Utilities)	318	53,116
Nielsen Holdings PLC (Professional Services)	477	14,754
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	636	50,677
NiSource, Inc. (Multi-Utilities)	636	16,714
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	795	28,048
Nordstrom, Inc. (Multiline Retail)	159	8,233
Norfolk Southern Corp. (Road & Rail)	318	47,977
Northern Trust Corp. (Capital Markets)	159	16,360
Northrop Grumman Corp. (Aerospace & Defense)	159	48,924
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	159	4,881
Nucor Corp. (Metals & Mining)	477	29,813
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,272	106,441
Omnicom Group, Inc. (Media)	318	24,254
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	636	44,412
Oracle Corp. (Software)	2,385	105,084
O’Reilly Automotive, Inc.* (Specialty Retail)	159	43,498
PACCAR, Inc. (Machinery)	636	39,407
Packaging Corp. of America (Containers & Packaging)	159	17,775
Parker-Hannifin Corp. (Machinery)	159	24,780
Paychex, Inc. (IT Services)	159	10,868
Pentair PLC (Machinery)	318	13,381
People’s United Financial, Inc. (Banks)	636	11,505
PepsiCo, Inc. (Beverages)	1,272	138,483
PerkinElmer, Inc. (Life Sciences Tools & Services)	159	11,644
Perrigo Co. PLC (Pharmaceuticals)	159	11,593
Pfizer, Inc. (Pharmaceuticals)	5,247	190,361
PG&E Corp. (Electric Utilities)	795	33,835
Philip Morris International, Inc. (Tobacco)	1,272	102,702
Phillips 66 (Oil, Gas & Consumable Fuels)	636	71,429
Pinnacle West Capital Corp. (Electric Utilities)	159	12,809
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	318	60,178
PNC Financial Services Group, Inc. (Banks)	795	107,405
PPG Industries, Inc. (Chemicals)	159	16,493
PPL Corp. (Electric Utilities)	1,113	31,776
Praxair, Inc. (Chemicals)	159	25,146
Principal Financial Group, Inc. (Insurance)	159	8,419
Prudential Financial, Inc. (Insurance)	636	59,472
Public Service Enterprise Group, Inc. (Multi-Utilities)	795	43,041
Public Storage (Equity Real Estate Investment Trusts)	159	36,071
PVH Corp. (Textiles, Apparel & Luxury Goods)	159	23,805
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,590	89,231
Quanta Services, Inc.* (Construction & Engineering)	318	10,621
Quest Diagnostics, Inc. (Health Care Providers & Services)	159	17,480
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	159	19,989
Raymond James Financial, Inc. (Capital Markets)	159	14,207
Raytheon Co. (Aerospace & Defense)	159	30,716
Realty Income Corp. (Equity Real Estate Investment Trusts)	477	25,658
Regency Centers Corp. (Equity Real Estate Investment Trusts)	318	19,741
Regions Financial Corp. (Banks)	1,908	33,924
Republic Services, Inc.—Class A (Commercial Services & Supplies)	159	10,869
Robert Half International, Inc. (Professional Services)	159	10,351
Rockwell Automation, Inc. (Electrical Equipment)	159	26,431
Ross Stores, Inc. (Specialty Retail)	159	13,475
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	159	16,472
SCANA Corp. (Multi-Utilities)	159	6,125
Schlumberger, Ltd. (Energy Equipment & Services)	2,226	149,209
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	477	26,936
Sealed Air Corp. (Containers & Packaging)	159	6,750
Sempra Energy (Multi-Utilities)	477	55,385
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	318	54,121
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	159	15,984
Snap-on, Inc. (Machinery)	159	25,554
Southwest Airlines Co. (Airlines)	318	16,180
Stanley Black & Decker, Inc. (Machinery)	159	21,117
Starbucks Corp. (Hotels, Restaurants & Leisure)	795	38,836
State Street Corp. (Capital Markets)	636	59,205
Stericycle, Inc.* (Commercial Services & Supplies)	159	10,381
SunTrust Banks, Inc. (Banks)	795	52,486
Symantec Corp. (Software)	636	13,133
Synchrony Financial (Consumer Finance)	1,113	37,152
Sysco Corp. (Food & Staples Retailing)	795	54,291
Take-Two Interactive Software, Inc.* (Software)	159	18,819
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	318	14,854
Target Corp. (Multiline Retail)	954	72,619

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 119

Common Stocks, continued

	Shares	Value
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	159	$14,320
TechnipFMC PLC (Energy Equipment & Services)	795	25,233
Textron, Inc. (Aerospace & Defense)	477	31,439
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,113	14,926
The Allstate Corp. (Insurance)	318	29,024
The Bank of New York Mellon Corp. (Capital Markets)	1,749	94,324
The Clorox Co. (Household Products)	159	21,505
The Coca-Cola Co. (Beverages)	3,498	153,421
The Gap, Inc. (Specialty Retail)	318	10,300
The Goldman Sachs Group, Inc. (Capital Markets)	636	140,282
The Goodyear Tire & Rubber Co. (Auto Components)	318	7,407
The Hershey Co. (Food Products)	159	14,797
The Interpublic Group of Cos., Inc. (Media)	636	14,908
The JM Smucker Co.—Class A (Food Products)	159	17,089
The Kraft Heinz Co. (Food Products)	954	59,930
The Kroger Co. (Food & Staples Retailing)	1,272	36,188
The Macerich Co. (Equity Real Estate Investment Trusts)	159	9,036
The Mosaic Co. (Chemicals)	636	17,840
The NASDAQ OMX Group, Inc. (Capital Markets)	159	14,512
The Procter & Gamble Co. (Household Products)	2,544	198,585
The Southern Co. (Electric Utilities)	1,749	80,996
The TJX Cos., Inc. (Specialty Retail)	636	60,534
The Travelers Cos., Inc. (Insurance)	477	58,356
The Walt Disney Co. (Media)	1,272	133,317
The Western Union Co. (IT Services)	477	9,697
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,431	38,794
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	159	32,935
Tiffany & Co. (Specialty Retail)	159	20,924
Torchmark Corp. (Insurance)	159	12,944
Tractor Supply Co. (Specialty Retail)	159	12,162
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	159	8,858
Twenty-First Century Fox, Inc.—Class A (Media)	1,749	86,908
Twenty-First Century Fox, Inc.—Class B (Media)	795	39,170
Tyson Foods, Inc.—Class A (Food Products)	477	32,841
U.S. Bancorp (Banks)	2,544	127,251
UDR, Inc. (Equity Real Estate Investment Trusts)	159	5,969
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	159	37,120
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	318	7,149
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	318	6,703
Union Pacific Corp. (Road & Rail)	636	90,108
United Continental Holdings, Inc.* (Airlines)	318	22,174
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	636	67,562
United Technologies Corp. (Aerospace & Defense)	1,272	159,039
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	159	17,719
Unum Group (Insurance)	318	11,763
V.F. Corp. (Textiles, Apparel & Luxury Goods)	159	12,962
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	636	70,488
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	159	18,081
Ventas, Inc. (Equity Real Estate Investment Trusts)	636	36,220
Verisk Analytics, Inc.*—Class A (Professional Services)	159	17,115
Verizon Communications, Inc. (Diversified Telecommunication Services)	6,837	343,969
Viacom, Inc.—Class B (Media)	636	19,182
Vornado Realty Trust (Equity Real Estate Investment Trusts)	159	11,753
Vulcan Materials Co. (Construction Materials)	159	20,521
W.W. Grainger, Inc. (Trading Companies & Distributors)	159	49,035
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	1,431	85,881
Wal-Mart Stores, Inc. (Food & Staples Retailing)	2,385	204,275
WEC Energy Group, Inc. (Multi-Utilities)	318	20,559
Wells Fargo & Co. (Banks)	7,314	405,488
Welltower, Inc. (Equity Real Estate Investment Trusts)	636	39,871
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	477	36,925
WestRock Co. (Containers & Packaging)	477	27,198
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,272	46,377
Whirlpool Corp. (Household Durables)	159	23,251
Willis Towers Watson PLC (Insurance)	159	24,104
Xcel Energy, Inc. (Electric Utilities)	795	36,316
Xerox Corp. (Technology Hardware, Storage & Peripherals)	318	7,632
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	159	10,376
XL Group, Ltd. (Insurance)	477	26,688
Xylem, Inc. (Machinery)	159	10,713
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	318	24,874
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	159	17,719
Zions Bancorp (Banks)	318	16,755
TOTAL COMMON STOCKS (Cost $12,511,351)		18,373,547
TOTAL INVESTMENT SECURITIES (Cost $12,511,351)—99.9%		18,373,547
Net other assets (liabilities)—0.1%		11,482
NET ASSETS—100.0%		$18,385,029

*      Non-income producing security.

(a)   Number of shares is less than 0.50.

See accompanying notes to financial statements.

120 :: ProFund VP Large-Cap Value :: Financial Statements

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$422,597	2.4%
Air Freight & Logistics	128,590	0.7%
Airlines	115,165	0.6%
Auto Components	14,269	0.1%
Automobiles	166,987	0.9%
Banks	2,106,160	11.4%
Beverages	321,334	1.7%
Biotechnology	210,255	1.1%
Building Products	71,436	0.4%
Capital Markets	638,719	3.5%
Chemicals	468,163	2.5%
Commercial Services & Supplies	21,250	0.1%
Communications Equipment	245,727	1.3%
Construction & Engineering	28,472	0.2%
Construction Materials	56,030	0.3%
Consumer Finance	201,739	1.1%
Containers & Packaging	107,455	0.6%
Distributors	34,261	0.2%
Diversified Consumer Services	3,622	NM
Diversified Financial Services	593,547	3.2%
Diversified Telecommunication Services	761,624	4.1%
Electric Utilities	600,850	3.2%
Electrical Equipment	129,822	0.7%
Electronic Equipment, Instruments & Components	22,583	0.1%
Energy Equipment & Services	297,670	1.6%
Equity Real Estate Investment Trusts	625,115	3.4%
Food & Staples Retailing	659,322	3.6%
Food Products	388,356	2.1%
Health Care Equipment & Supplies	276,237	1.5%
Health Care Providers & Services	431,206	2.3%
Hotels, Restaurants & Leisure	223,077	1.2%
Household Durables	102,967	0.6%
Household Products	313,564	1.7%
Independent Power & Renewable Electricity Producers	19,807	0.1%
Industrial Conglomerates	263,471	1.4%
Insurance	752,935	4.1%
Internet & Direct Marketing Retail	27,968	0.2%
Internet Software & Services	11,644	0.1%
IT Services	339,251	1.9%
Leisure Products	22,510	0.1%
Life Sciences Tools & Services	60,450	0.3%
Machinery	331,008	1.8%
Media	508,849	2.8%
Metals & Mining	104,209	0.6%
Multiline Retail	137,565	0.7%
Multi-Utilities	324,538	1.8%
Oil, Gas & Consumable Fuels	2,048,677	11.2%
Personal Products	11,210	0.1%
Pharmaceuticals	868,317	4.8%
Professional Services	94,923	0.5%
Road & Rail	174,259	0.9%
Semiconductors & Semiconductor Equipment	279,888	1.6%
Software	191,554	1.0%
Specialty Retail	444,979	2.4%
Technology Hardware, Storage & Peripherals	169,992	0.9%
Textiles, Apparel & Luxury Goods	143,141	0.8%
Tobacco	183,968	1.0%
Trading Companies & Distributors	56,688	0.3%
Water Utilities	13,575	0.1%
Other**	11,482	0.1%
Total	$18,385,029	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 121

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$12,511,351
Securities, at value	18,373,547
Total Investment Securities, at value	18,373,547
Dividends receivable	23,133
Receivable for capital shares issued	19,979
Receivable for investments sold	19,395
Prepaid expenses	252
TOTAL ASSETS	18,436,306
LIABILITIES:
Payable for capital shares redeemed	7,656
Cash overdraft	6,549
Advisory fees payable	11,199
Management services fees payable	1,493
Administration fees payable	528
Administrative services fees payable	6,332
Distribution fees payable	5,598
Transfer agency fees payable	869
Fund accounting fees payable	631
Compliance services fees payable	105
Other accrued expenses	10,317
TOTAL LIABILITIES	51,277
NET ASSETS	$18,385,029
NET ASSETS CONSIST OF:
Capital	$14,969,839
Accumulated net investment income (loss)	91,701
Accumulated net realized gains (losses) on investments	(2,538,707)
Net unrealized appreciation (depreciation) on investments	5,862,196
NET ASSETS	$18,385,029
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	410,805
Net Asset Value (offering and redemption price per share)	$44.75

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$240,740
Interest	329
TOTAL INVESTMENT INCOME	241,069
EXPENSES:
Advisory fees	71,838
Management services fees	9,578
Administration fees	3,428
Transfer agency fees	5,175
Administrative services fees	30,370
Distribution fees	23,946
Custody fees	1,713
Fund accounting fees	5,131
Trustee fees	312
Compliance services fees	111
Other fees	9,315
TOTAL NET EXPENSES	160,917
NET INVESTMENT INCOME (LOSS)	80,152
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	290,755
Change in net unrealized appreciation/depreciation on investment securities	(1,079,396)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(788,641)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(708,489)

See accompanying notes to financial statements.

122 :: ProFund VP Large-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$80,152	$159,710
Net realized gains (losses) on investments	290,755	1,762,314
Change in net unrealized appreciation/depreciation on investments	(1,079,396)	545,263
Change in net assets resulting from operations	(708,489)	2,467,287
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(160,481)	(191,199)
Change in net assets resulting from distributions	(160,481)	(191,199)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	6,959,376	12,682,948
Distributions reinvested	160,481	191,199
Value of shares redeemed	(8,315,985)	(20,125,901)
Change in net assets resulting from capital transactions	(1,196,128)	(7,251,754)
Change in net assets	(2,065,098)	(4,975,666)
NET ASSETS:
Beginning of period	20,450,127	25,425,793
End of period	$18,385,029	$20,450,127
Accumulated net investment income (loss)	$91,701	$172,030
SHARE TRANSACTIONS:
Issued	151,674	290,880
Reinvested	3,551	4,308
Redeemed	(183,050)	(468,867)
Change in shares	(27,825)	(173,679)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 123

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$46.62	$41.52	$36.40	$38.58	$35.13	$27.28
Investment Activities:
Net investment income (loss)(a)	0.19	0.35	0.38	0.36	0.29	0.26
Net realized and unrealized gains (losses) on investments	(1.67)	5.21	5.20	(2.17)	3.38	7.86
Total income (loss) from investment activities	(1.48)	5.56	5.58	(1.81)	3.67	8.12
Distributions to Shareholders From:
Net investment income	(0.39)	(0.46)	(0.46)	(0.37)	(0.22)	(0.27)
Net Asset Value, End of Period	$44.75	$46.62	$41.52	$36.40	$38.58	$35.13
Total Return(b)	(3.19)%	13.43%	15.43%	(4.73)%	10.47%	29.89%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.68%	1.69%	1.70%	1.77%	1.84%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.84%	0.81%	1.01%	0.96%	0.80%	0.81%
Supplemental Data:
Net assets, end of period (000’s)	$18,385	$20,450	$25,426	$18,354	$33,674	$22,181
Portfolio turnover rate(b)(d)	38%	72%	138%	85%	126%	150%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

124 :: ProFund VP Mid-Cap :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	39%
Swap Agreements	61%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index — Composition

% of Index
Financials	17%
Information Technology	16%
Industrials	15%
Consumer Discretionary	13%
Real Estate	10%
Health Care	9%
Materials	7%
Energy	5%
Utilities	5%
Consumer Staples	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $11,297,845	$11,296,000	$11,296,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,296,000)		11,296,000
TOTAL INVESTMENT SECURITIES (Cost $11,296,000)—98.7%		11,296,000
Net other assets (liabilities)—1.3%		150,859
NET ASSETS—100.0%		$11,446,859

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $916,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	23	9/24/18	$4,499,030	$(116,648)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/18	2.43%	$3,103,275	$15,358
S&P MidCap 400	UBS AG	7/27/18	2.43%	3,828,763	18,849
				$6,932,038	$34,207

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 125

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$11,296,000
Repurchase agreements, at value	11,296,000
Total Investment Securities, at value	11,296,000
Cash	106
Segregated cash balances with brokers	189,750
Interest receivable	1,230
Unrealized appreciation on swap agreements	34,207
Receivable for capital shares issued	2,117
Variation margin on futures contracts	4,600
Prepaid expenses	467
TOTAL ASSETS	11,528,477
LIABILITIES:
Payable for capital shares redeemed	271
Advisory fees payable	7,011
Management services fees payable	935
Administration fees payable	317
Administrative services fees payable	13,498
Distribution fees payable	15,223
Trustee fees payable	2
Transfer agency fees payable	522
Fund accounting fees payable	379
Compliance services fees payable	124
Other accrued expenses	43,336
TOTAL LIABILITIES	81,618
NET ASSETS	$11,446,859
NET ASSETS CONSIST OF:
Capital	$11,090,227
Accumulated net investment income (loss)	(30,131)
Accumulated net realized gains (losses) on investments	469,204
Net unrealized appreciation (depreciation) on investments	(82,441)
NET ASSETS	$11,446,859
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	503,156
Net Asset Value (offering and redemption price per share)	$22.75

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$221,963
EXPENSES:
Advisory fees	116,945
Management services fees	15,593
Administration fees	9,383
Transfer agency fees	14,065
Administrative services fees	33,759
Distribution fees	38,982
Custody fees	3,735
Fund accounting fees	10,398
Trustee fees	971
Compliance services fees	251
Other fees	8,012
TOTAL NET EXPENSES	252,094
NET INVESTMENT INCOME (LOSS)	(30,131)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	249,457
Net realized gains (losses) on swap agreements	310,270
Change in net unrealized appreciation/depreciation on futures contracts	(207,167)
Change in net unrealized appreciation/depreciation on swap agreements	61,771
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	414,331
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$384,200

See accompanying notes to financial statements.

126 :: ProFund VP Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(30,131)	$(275,374)
Net realized gains (losses) on investments	559,727	3,124,254
Change in net unrealized appreciation/depreciation on investments	(145,396)	319,331
Change in net assets resulting from operations	384,200	3,168,211
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,878,164)	(3,760,820)
Change in net assets resulting from distributions	(2,878,164)	(3,760,820)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,294,760	48,473,190
Distributions reinvested	2,878,164	3,760,820
Value of shares redeemed	(36,025,450)	(57,793,682)
Change in net assets resulting from capital transactions	(24,852,526)	(5,559,672)
Change in net assets	(27,346,490)	(6,152,281)
NET ASSETS:
Beginning of period	38,793,349	44,945,630
End of period	$11,446,859	$38,793,349
Accumulated net investment income (loss)	$(30,131)	$—
SHARE TRANSACTIONS:
Issued	277,069	1,554,228
Reinvested	123,952	133,268
Redeemed	(1,214,224)	(1,683,868)
Change in shares	(813,203)	3,628

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap :: 127

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$29.47		$34.24	$29.46	$31.48	$34.21	$27.36
Investment Activities:
Net investment income (loss)(a)	(0.03)		(0.33)	(0.44)	(0.52)	(0.54)	(0.51)
Net realized and unrealized gains (losses) on investments	0.87		4.53	5.77	(0.83)	2.88	8.73
Total income (loss) from investment activities	0.84		4.20	5.33	(1.35)	2.34	8.22
Distributions to Shareholders From:
Net realized gains on investments	(7.56)		(8.97)	(0.55)	(0.67)	(5.07)	(1.37)
Net Asset Value, End of Period	$22.75		$29.47	$34.24	$29.46	$31.48	$34.21
Total Return(b)	2.34	%(c)	13.43%	18.19%	(4.45)%	7.65%	30.79%
Ratios to Average Net Assets:
Gross expenses(d)	1.62	%(c)	1.66%	1.68%	1.76%	1.68%	1.72%
Net expenses(d)	1.62	%(c)	1.66%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.19	)%(c)	(0.96)%	(1.42)%	(1.64)%	(1.66)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$11,447		$38,793	$44,946	$30,118	$25,389	$28,199
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)    Not annualized for periods less than one year.

(c)    The gross expense ratio, net expense ratio, and net investment income (loss) ratio include a non-recurring fee reduction for expenses accrued in a prior year. Had this fee reduction not occurred, the gross expense ratio, net expense ratio, and net investment income (loss) ratio would have been 1.69%, 1.68%, and (0.26)%, respectively, and the total return would have been 2.31%.

(d)    Annualized for periods less than one year.

(e)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

128 :: ProFund VP Mid-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	1.6%
Teleflex, Inc.	1.4%
Domino’s Pizza, Inc.	1.3%
IDEX Corp.	1.2%
Lamb Weston Holding, Inc.	1.1%

S&P MidCap 400 Growth Index — Composition

% of Index
Information Technology	22%
Consumer Discretionary	17%
Industrials	15%
Financials	14%
Health Care	13%
Real Estate	8%
Materials	5%
Consumer Staples	3%
Utilities	2%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	1,716	$42,334
Acxiom Corp.* (IT Services)	1,001	29,980
Akorn, Inc.* (Pharmaceuticals)	2,860	47,447
ALLETE, Inc. (Electric Utilities)	858	66,418
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,717	32,604
AMC Networks, Inc.*—Class A (Media)	858	53,368
American Eagle Outfitters, Inc. (Specialty Retail)	3,003	69,820
Apergy Corp.* (Energy Equipment & Services)	1,287	53,732
AptarGroup, Inc. (Containers & Packaging)	858	80,120
Aqua America, Inc. (Water Utilities)	3,289	115,707
BancorpSouth Bank (Banks)	1,144	37,695
Bank of Hawaii Corp. (Banks)	572	47,716
Bank of the Ozarks, Inc. (Banks)	3,575	161,018
Belden, Inc. (Electronic Equipment, Instruments & Components)	572	34,961
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	572	165,045
Bio-Techne Corp. (Life Sciences Tools & Services)	1,144	169,255
Blackbaud, Inc. (Software)	1,430	146,504
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	2,431	84,258
Brown & Brown, Inc. (Insurance)	4,433	122,927
Brunswick Corp. (Leisure Products)	1,144	73,765
Cable One, Inc. (Media)	143	104,860
Camden Property Trust (Equity Real Estate Investment Trusts)	1,430	130,316
Cantel Medical Corp. (Health Care Equipment & Supplies)	1,001	98,458
Carlisle Cos., Inc. (Industrial Conglomerates)	858	92,930
Cars.com, Inc.* (Internet Software & Services)	1,144	32,478
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	1,001	108,498
Catalent, Inc.* (Pharmaceuticals)	4,004	167,728
Cathay General Bancorp, Inc. (Banks)	1,430	57,901
CDK Global, Inc. (Software)	3,718	241,855
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	1,430	160,532
Chemed Corp. (Health Care Providers & Services)	429	138,056
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	286	84,799
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,859	71,255
CNO Financial Group, Inc. (Insurance)	5,005	95,295
Cognex Corp. (Electronic Equipment, Instruments & Components)	5,148	229,652
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	715	111,840
Commerce Bancshares, Inc. (Banks)	1,430	92,535
CommVault Systems, Inc.* (Software)	715	47,083
Core Laboratories N.V. (Energy Equipment & Services)	572	72,193
CoreLogic, Inc.* (IT Services)	2,431	126,169
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	1,001	110,931
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,287	37,310
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	6,578	63,741
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	286	44,676
Crane Co. (Machinery)	715	57,293
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,430	59,445
Cullen/Frost Bankers, Inc. (Banks)	858	92,870
Curtiss-Wright Corp. (Aerospace & Defense)	715	85,099
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	6,578	102,485

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 129

Common Stocks, continued

	Shares	Value
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,287	$75,109
Dana Holding Corp. (Auto Components)	2,717	54,856
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	2,860	190,847
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	429	48,430
Delphi Technologies PLC (Auto Components)	2,717	123,515
Deluxe Corp. (Commercial Services & Supplies)	715	47,340
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	1,287	363,154
Donaldson Co., Inc. (Machinery)	2,431	109,687
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	3,003	120,661
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	2,431	167,909
Dycom Industries, Inc.* (Construction & Engineering)	1,001	94,604
Eagle Materials, Inc. (Construction Materials)	1,430	150,107
East West Bancorp, Inc. (Banks)	4,290	279,707
Eaton Vance Corp. (Capital Markets)	3,575	186,579
Encompass Health Corp. (Health Care Providers & Services)	3,003	203,363
Energizer Holdings, Inc. (Household Products)	715	45,016
Evercore Partners, Inc.—Class A (Capital Markets)	1,144	120,635
Exelixis, Inc.* (Biotechnology)	8,437	181,564
FactSet Research Systems, Inc. (Capital Markets)	1,144	226,626
Fair Isaac Corp.* (Software)	858	165,869
Federated Investors, Inc.—Class B (Capital Markets)	2,860	66,695
First American Financial Corp. (Insurance)	1,859	96,147
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	3,718	123,958
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,144	60,243
Five Below, Inc.* (Specialty Retail)	1,716	167,670
Flowers Foods, Inc. (Food Products)	2,431	50,638
Fortinet, Inc.* (Software)	4,290	267,824
Gentex Corp. (Auto Components)	5,005	115,215
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	2,145	108,237
Graco, Inc. (Machinery)	5,005	226,325
Granite Construction, Inc. (Construction & Engineering)	715	39,797
Haemonetics Corp.* (Health Care Equipment & Supplies)	1,001	89,770
Hancock Holding Co. (Banks)	1,144	53,368
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,859	54,060
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,145	92,643
Helen of Troy, Ltd.* (Household Durables)	429	42,235
Herman Miller, Inc. (Commercial Services & Supplies)	1,716	58,172
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,430	72,544
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	2,002	174,855
Home BancShares, Inc. (Banks)	2,288	51,617
Hubbell, Inc. (Electrical Equipment)	858	90,725
ICU Medical, Inc.* (Health Care Equipment & Supplies)	429	125,976
IDACORP, Inc. (Electric Utilities)	858	79,142
IDEX Corp. (Machinery)	2,288	312,265
ILG, Inc. (Hotels, Restaurants & Leisure)	2,288	75,573
Ingredion, Inc. (Food Products)	1,001	110,811
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,287	82,896
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	3,861	123,089
Interactive Brokers Group, Inc.—Class A (Capital Markets)	2,145	138,159
InterDigital, Inc. (Communications Equipment)	1,001	80,981
ITT, Inc. (Machinery)	1,430	74,746
j2 Global, Inc. (Internet Software & Services)	1,430	123,852
Jabil, Inc. (Electronic Equipment, Instruments & Components)	5,148	142,394
Jack Henry & Associates, Inc. (IT Services)	2,288	298,264
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	572	48,689
Janus Henderson Group PLC (Capital Markets)	5,434	166,987
John Wiley & Sons, Inc.—Class A (Media)	572	35,693
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	858	142,419
KB Home (Household Durables)	2,574	70,116
Kemper Corp. (Insurance)	1,430	108,180
Kennametal, Inc. (Machinery)	1,001	35,936
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,717	160,385
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,716	129,798
KLX, Inc.* (Aerospace & Defense)	1,573	113,099
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,859	71,032
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	2,574	175,829
Lamb Weston Holding, Inc. (Food Products)	4,433	303,705
Lancaster Colony Corp. (Food Products)	286	39,588
Landstar System, Inc. (Road & Rail)	858	93,694
LendingTree, Inc.* (Thrifts & Mortgage Finance)	286	61,147
Lennox International, Inc. (Building Products)	1,144	228,972
Liberty Property Trust (Equity Real Estate Investment Trusts)	2,145	95,088
Life Storage, Inc. (Equity Real Estate Investment Trusts)	715	69,577
Lincoln Electric Holdings, Inc. (Machinery)	1,001	87,848
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	715	163,149
LivaNova PLC* (Health Care Equipment & Supplies)	1,287	128,468
Live Nation Entertainment, Inc.* (Media)	4,004	194,474
LogMeIn, Inc. (Internet Software & Services)	1,573	162,413
Louisiana-Pacific Corp. (Paper & Forest Products)	4,290	116,774
Lumentum Holdings, Inc.* (Communications Equipment)	1,001	57,958
Manhattan Associates, Inc.* (Software)	1,287	60,502
MarketAxess Holdings, Inc. (Capital Markets)	1,144	226,352

See accompanying notes to financial statements.

130 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Masimo Corp.* (Health Care Equipment & Supplies)	1,430	$139,640
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,287	38,674
MAXIMUS, Inc. (IT Services)	2,002	124,344
MB Financial, Inc. (Banks)	1,287	60,103
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	6,006	84,324
Medidata Solutions, Inc.* (Health Care Technology)	1,716	138,241
Meredith Corp. (Media)	715	36,465
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,573	150,536
Molina Healthcare, Inc.* (Health Care Providers & Services)	715	70,027
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,144	152,919
MSA Safety, Inc. (Commercial Services & Supplies)	715	68,883
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	572	48,534
National Instruments Corp. (Electronic Equipment, Instruments & Components)	3,146	132,069
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,859	81,722
NewMarket Corp. (Chemicals)	143	57,844
Nordson Corp. (Machinery)	1,573	201,989
Nu Skin Enterprises, Inc.—Class A (Personal Products)	715	55,906
NuVasive, Inc.* (Health Care Equipment & Supplies)	858	44,719
NVR, Inc.* (Household Durables)	143	424,759
Old Dominion Freight Line, Inc. (Road & Rail)	2,002	298,218
Olin Corp. (Chemicals)	2,860	82,139
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	1,430	103,675
ONE Gas, Inc. (Gas Utilities)	715	53,439
Oshkosh Corp. (Machinery)	1,001	70,390
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	286	14,506
Perspecta, Inc. (IT Services)	2,145	44,080
Pinnacle Financial Partners, Inc. (Banks)	1,287	78,957
Plantronics, Inc. (Communications Equipment)	572	43,615
PNM Resources, Inc. (Electric Utilities)	1,430	55,627
Polaris Industries, Inc. (Leisure Products)	1,716	209,661
PolyOne Corp. (Chemicals)	1,573	67,985
Pool Corp. (Distributors)	1,144	173,316
Potlatch Corp. (Equity Real Estate Investment Trusts)	1,144	58,172
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,573	146,855
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	1,001	38,418
Primerica, Inc. (Insurance)	1,287	128,186
PTC, Inc.* (Software)	2,002	187,808
Quality Care Properties* (Equity Real Estate Investment Trusts)	858	18,456
Rayonier, Inc. (Equity Real Estate Investment Trusts)	2,288	88,523
RenaissanceRe Holdings, Ltd. (Insurance)	572	68,823
Rollins, Inc. (Commercial Services & Supplies)	2,860	150,379
Royal Gold, Inc. (Metals & Mining)	2,002	185,866
RPM International, Inc. (Chemicals)	1,716	100,077
Sabre Corp. (IT Services)	3,289	81,041
Sanderson Farms, Inc. (Food Products)	429	45,109
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	1,573	77,313
SEI Investments Co. (Capital Markets)	3,861	241,390
Sensient Technologies Corp. (Chemicals)	572	40,927
Service Corp. International (Diversified Consumer Services)	5,434	194,483
Signature Bank* (Banks)	572	73,147
Silgan Holdings, Inc. (Containers & Packaging)	858	23,020
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	1,287	128,185
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	2,288	160,274
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	4,004	120,160
SLM Corp.* (Consumer Finance)	8,866	101,516
Sotheby’s*—Class A (Diversified Consumer Services)	1,144	62,165
Southwest Gas Corp. (Gas Utilities)	715	54,533
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	3,718	82,056
STERIS PLC (Health Care Equipment & Supplies)	1,573	165,181
Sterling Bancorp (Banks)	4,433	104,176
Synovus Financial Corp. (Banks)	3,575	188,867
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,144	26,873
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	858	50,416
Teledyne Technologies, Inc.* (Aerospace & Defense)	1,001	199,259
Teleflex, Inc. (Health Care Equipment & Supplies)	1,430	383,539
Tempur Sealy International, Inc.* (Household Durables)	572	27,485
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,001	33,604
Teradata Corp.* (IT Services)	2,288	91,863
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	5,720	217,761
Terex Corp. (Machinery)	858	36,199
Texas Capital Bancshares, Inc.* (Banks)	1,430	130,845
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	1,287	84,311
The Boston Beer Co., Inc.*—Class A (Beverages)	143	42,857
The Brink’s Co. (Commercial Services & Supplies)	1,573	125,447
The Chemours Co. (Chemicals)	5,291	234,708
The Dun & Bradstreet Corp. (Professional Services)	572	70,156
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	2,002	55,135
The Hain Celestial Group, Inc.* (Food Products)	1,287	38,353
The New York Times Co.—Class A (Media)	3,861	100,000
The Scotts Miracle-Gro Co.—Class A (Chemicals)	572	47,568

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 131

Common Stocks, continued

	Shares	Value
The Timken Co. (Machinery)	1,001	$43,594
The Toro Co. (Machinery)	3,146	189,547
The Ultimate Software Group, Inc.* (Software)	858	220,772
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,717	46,678
Thor Industries, Inc. (Automobiles)	1,430	139,268
Toll Brothers, Inc. (Household Durables)	4,147	153,398
Tootsie Roll Industries, Inc. (Food Products)	286	8,823
TRI Pointe Group, Inc.* (Household Durables)	4,576	74,863
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	7,436	244,198
Tupperware Brands Corp. (Household Durables)	715	29,487
Tyler Technologies, Inc.* (Software)	1,001	222,321
United Therapeutics Corp.* (Biotechnology)	858	97,083
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,288	45,829
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,716	39,245
Valmont Industries, Inc. (Construction & Engineering)	286	43,115
Valvoline, Inc. (Chemicals)	3,432	74,028
Vectren Corp. (Multi-Utilities)	1,573	112,391
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,289	122,186
ViaSat, Inc.* (Communications Equipment)	572	37,592
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2,002	46,446
Wabtec Corp. (Machinery)	1,001	98,679
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,001	32,733
Watsco, Inc. (Trading Companies & Distributors)	429	76,482
Webster Financial Corp. (Banks)	1,573	100,200
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,430	44,058
WellCare Health Plans, Inc.* (Health Care Providers & Services)	858	211,274
Werner Enterprises, Inc. (Road & Rail)	715	26,848
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	1,430	141,985
WEX, Inc.* (IT Services)	1,144	217,909
WGL Holdings, Inc. (Gas Utilities)	572	50,765
Wintrust Financial Corp. (Banks)	858	74,689
Woodward, Inc. (Machinery)	858	65,946
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	3,003	132,943
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	3,003	176,666
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	1,573	225,332
TOTAL COMMON STOCKS (Cost $20,302,041)		26,913,457

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $88,014	$88,000	$88,000
TOTAL REPURCHASE AGREEMENTS (Cost $88,000)		88,000
TOTAL INVESTMENT SECURITIES (Cost $20,390,041)—100.2%		27,001,457
Net other assets (liabilities)—(0.2)%		(45,686)
NET ASSETS—100.0%		$26,955,771

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$397,457	1.5%
Auto Components	293,586	1.1%
Automobiles	139,268	0.5%
Banks	1,685,411	6.3%
Beverages	42,857	0.2%
Biotechnology	278,647	1.0%
Building Products	228,972	0.8%
Capital Markets	1,373,423	5.1%
Chemicals	705,276	2.6%
Commercial Services & Supplies	542,864	2.0%
Communications Equipment	220,146	0.8%
Construction & Engineering	177,516	0.7%
Construction Materials	150,107	0.6%
Consumer Finance	101,516	0.4%
Containers & Packaging	103,140	0.4%
Distributors	173,316	0.6%
Diversified Consumer Services	256,648	1.0%
Electric Utilities	201,187	0.8%
Electrical Equipment	90,725	0.3%
Electronic Equipment, Instruments & Components	1,490,426	5.5%
Energy Equipment & Services	125,925	0.5%
Equity Real Estate Investment Trusts	2,042,522	7.5%
Food & Staples Retailing	82,056	0.3%
Food Products	597,027	2.2%
Gas Utilities	158,737	0.6%
Health Care Equipment & Supplies	1,683,724	6.3%
Health Care Providers & Services	656,324	2.5%
Health Care Technology	170,845	0.6%
Hotels, Restaurants & Leisure	1,561,749	5.7%
Household Durables	822,343	3.1%

See accompanying notes to financial statements.

132 :: ProFund VP Mid-Cap Growth :: Financial Statements

	Value	% of Net Assets
Household Products	$45,016	0.2%
Industrial Conglomerates	92,930	0.3%
Insurance	619,558	2.3%
Internet Software & Services	318,743	1.2%
IT Services	1,013,650	3.8%
Leisure Products	283,426	1.1%
Life Sciences Tools & Services	641,687	2.4%
Machinery	1,610,444	6.0%
Media	524,860	1.9%
Metals & Mining	185,866	0.7%
Multiline Retail	103,675	0.4%
Multi-Utilities	112,391	0.4%
Oil, Gas & Consumable Fuels	38,674	0.1%
Paper & Forest Products	116,774	0.4%
Personal Products	55,906	0.2%
Pharmaceuticals	253,593	0.9%
Professional Services	70,156	0.3%
Real Estate Management & Development	142,419	0.5%
Road & Rail	489,792	1.8%
Semiconductors & Semiconductor Equipment	1,188,104	4.4%
Software	1,602,872	5.9%
Specialty Retail	237,490	0.9%
Textiles, Apparel & Luxury Goods	277,088	1.0%
Thrifts & Mortgage Finance	93,880	0.3%
Trading Companies & Distributors	125,016	0.5%
Water Utilities	115,707	0.4%
Other**	42,314	0.2%
Total	$26,955,771	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 133

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$20,390,041
Securities, at value	26,913,457
Repurchase agreements, at value	88,000
Total Investment Securities, at value	27,001,457
Cash	983
Dividends and interest receivable	19,826
Receivable for capital shares issued	20,213
Receivable for investments sold	337,279
Prepaid expenses	323
TOTAL ASSETS	27,380,081
LIABILITIES:
Payable for investments purchased	368,545
Payable for capital shares redeemed	1,101
Advisory fees payable	17,842
Management services fees payable	2,379
Administration fees payable	811
Administrative services fees payable	10,122
Distribution fees payable	9,031
Trustee fees payable	6
Transfer agency fees payable	1,335
Fund accounting fees payable	969
Compliance services fees payable	149
Other accrued expenses	12,020
TOTAL LIABILITIES	424,310
NET ASSETS	$26,955,771
NET ASSETS CONSIST OF:
Capital	$19,856,310
Accumulated net investment income (loss)	(62,097)
Accumulated net realized gains (losses) on investments	550,142
Net unrealized appreciation (depreciation) on investments	6,611,416
NET ASSETS	$26,955,771
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	594,234
Net Asset Value (offering and redemption price per share)	$45.36

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$157,534
Interest	297
Foreign tax withholding	(93)
TOTAL INVESTMENT INCOME	157,738
EXPENSES:
Advisory fees	98,141
Management services fees	13,085
Administration fees	4,637
Transfer agency fees	7,014
Administrative services fees	42,281
Distribution fees	32,714
Custody fees	2,457
Fund accounting fees	5,974
Trustee fees	412
Compliance services fees	152
Other fees	12,077
Recoupment of prior expenses reduced by the Advisor	891
TOTAL NET EXPENSES	219,835
NET INVESTMENT INCOME (LOSS)	(62,097)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,378,032
Change in net unrealized appreciation/depreciation on investment securities	(616,854)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	761,178
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$699,081

See accompanying notes to financial statements.

134 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(62,097)	$(112,025)
Net realized gains (losses) on investments	1,378,032	2,859,997
Change in net unrealized appreciation/depreciation on investments	(616,854)	1,011,498
Change in net assets resulting from operations	699,081	3,759,470
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,401,018)	(2,003,816)
Change in net assets resulting from distributions	(2,401,018)	(2,003,816)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,526,523	9,462,881
Distributions reinvested	2,401,018	2,003,816
Value of shares redeemed	(11,859,736)	(12,124,873)
Change in net assets resulting from capital transactions	6,067,805	(658,176)
Change in net assets	4,365,868	1,097,478
NET ASSETS:
Beginning of period	22,589,903	21,492,425
End of period	$26,955,771	$22,589,903
Accumulated net investment income (loss)	$(62,097)	$—
SHARE TRANSACTIONS:
Issued	319,281	203,314
Reinvested	51,557	44,431
Redeemed	(250,792)	(259,175)
Change in shares	120,046	(11,430)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Growth :: 135

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$47.64	$44.26	$41.33	$48.21	$50.03	$38.33
Investment Activities:
Net investment income (loss)(a)	(0.11)	(0.23)	(0.19)	(0.22)	(0.31)	(0.27)
Net realized and unrealized gains (losses) on investments	1.97	8.08	5.47	0.63	3.01	11.97
Total income (loss) from investment activities	1.86	7.85	5.28	0.41	2.70	11.70
Distributions to Shareholders From:
Net realized gains on investments	(4.14)	(4.47)	(2.35)	(7.29)	(4.52)	—
Net Asset Value, End of Period	$45.36	$47.64	$44.26	$41.33	$48.21	$50.03
Total Return(b)	3.68%	18.31%	12.87%	0.28%	5.89%	30.52%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.69%	1.69%	1.70%	1.79%	1.79%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.47)%	(0.49)%	(0.45)%	(0.49)%	(0.65)%	(0.60)%
Supplemental Data:
Net assets, end of period (000’s)	$26,956	$22,590	$21,492	$26,732	$25,203	$34,981
Portfolio turnover rate(b)(d)	59%	88%	171%	215%	159%	149%

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)    Not annualized for periods less than one year.

(c)    Annualized for periods less than one year.

(d)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

136 :: ProFund VP Mid-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Steel Dynamics, Inc.	1.3%
Atmos Energy Corp.	1.1%
Alleghany Corp.	1.0%
UGI Corp.	1.0%
Leidos Holdings, Inc.	1.0%

S&P MidCap 400 Value Index — Composition

% of Index
Financials	19%
Industrials	15%
Real Estate	11%
Energy	10%
Information Technology	10%
Materials	9%
Consumer Discretionary	9%
Utilities	8%
Health Care	5%
Consumer Staples	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	1,152	$50,054
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,536	62,838
ACI Worldwide, Inc.* (Software)	1,056	26,052
Acuity Brands, Inc. (Electrical Equipment)	768	88,988
Acxiom Corp.* (IT Services)	768	23,002
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,152	55,411
AECOM Technology Corp.* (Construction & Engineering)	2,976	98,297
AGCO Corp. (Machinery)	1,248	75,779
Alexander & Baldwin, Inc. (Real Estate Management & Development)	1,248	29,328
Alleghany Corp. (Insurance)	288	165,592
Allegheny Technologies, Inc.* (Metals & Mining)	2,304	57,876
ALLETE, Inc. (Electric Utilities)	480	37,157
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	1,632	19,584
AMC Networks, Inc.*—Class A (Media)	288	17,914
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	2,496	107,028
American Eagle Outfitters, Inc. (Specialty Retail)	1,248	29,016
American Financial Group, Inc. (Insurance)	1,248	133,948
Apergy Corp.* (Energy Equipment & Services)	672	28,056
AptarGroup, Inc. (Containers & Packaging)	576	53,787
Aqua America, Inc. (Water Utilities)	1,248	43,905
ARRIS International PLC* (Communications Equipment)	3,264	79,789
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,632	122,856
Ashland Global Holdings, Inc. (Chemicals)	1,152	90,063
Aspen Insurance Holdings, Ltd. (Insurance)	1,152	46,886
Associated Banc-Corp. (Banks)	3,168	86,486
Atmos Energy Corp. (Gas Utilities)	2,016	181,722
AutoNation, Inc.* (Specialty Retail)	1,056	51,300
Avis Budget Group, Inc.* (Road & Rail)	1,344	43,680
Avnet, Inc. (Electronic Equipment, Instruments & Components)	2,208	94,701
BancorpSouth Bank (Banks)	864	28,469
Bank of Hawaii Corp. (Banks)	384	32,033
Bed Bath & Beyond, Inc. (Specialty Retail)	2,592	51,646
Belden, Inc. (Electronic Equipment, Instruments & Components)	384	23,470
Bemis Co., Inc. (Containers & Packaging)	1,728	72,939
Big Lots, Inc. (Multiline Retail)	768	32,087
Black Hills Corp. (Multi-Utilities)	960	58,762
Brinker International, Inc. (Hotels, Restaurants & Leisure)	768	36,557
Brown & Brown, Inc. (Insurance)	1,536	42,593
Brunswick Corp. (Leisure Products)	864	55,711
Cable One, Inc. (Media)	96	70,396
Cabot Corp. (Chemicals)	1,152	71,159
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	4,128	44,335
Camden Property Trust (Equity Real Estate Investment Trusts)	768	69,988
Carlisle Cos., Inc. (Industrial Conglomerates)	576	62,387
Carpenter Technology Corp. (Metals & Mining)	864	45,420
Cars.com, Inc.* (Internet Software & Services)	576	16,353
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	288	31,216
Casey’s General Stores, Inc. (Food & Staples Retailing)	672	70,613
Cathay General Bancorp, Inc. (Banks)	480	19,435
Chemical Financial Corp. (Banks)	1,344	74,820
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	16,896	88,535
Ciena Corp.* (Communications Equipment)	2,688	71,259
Cinemark Holdings, Inc. (Media)	2,016	70,721

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 137

Common Stocks, continued

	Shares	Value
Clean Harbors, Inc.* (Commercial Services & Supplies)	960	$53,328
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	3,648	64,861
Commerce Bancshares, Inc. (Banks)	864	55,909
Commercial Metals Co. (Metals & Mining)	2,208	46,611
CommVault Systems, Inc.* (Software)	384	25,286
Compass Minerals International, Inc. (Metals & Mining)	672	44,184
Convergys Corp. (IT Services)	1,728	42,232
Core Laboratories N.V. (Energy Equipment & Services)	480	60,581
Corecivic, Inc. (Equity Real Estate Investment Trusts)	2,208	52,749
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,056	30,613
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	3,648	35,349
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	288	44,989
Crane Co. (Machinery)	480	38,462
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	960	39,907
Cullen/Frost Bankers, Inc. (Banks)	480	51,955
Curtiss-Wright Corp. (Aerospace & Defense)	384	45,704
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,496	38,888
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,056	61,628
Dana Holding Corp. (Auto Components)	960	19,382
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	288	32,513
Deluxe Corp. (Commercial Services & Supplies)	480	31,781
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	1,152	24,031
Dick’s Sporting Goods, Inc. (Specialty Retail)	1,440	50,760
Dillard’s, Inc.—Class A (Multiline Retail)	384	36,288
Domtar Corp. (Paper & Forest Products)	1,152	54,996
Donaldson Co., Inc. (Machinery)	960	43,315
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,056	42,430
Dril-Quip, Inc.* (Energy Equipment & Services)	672	34,541
Edgewell Personal Care Co.* (Personal Products)	960	48,442
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,440	59,760
EMCOR Group, Inc. (Construction & Engineering)	1,056	80,446
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,824	132,823
Energizer Holdings, Inc. (Household Products)	576	36,265
EnerSys (Electrical Equipment)	768	57,324
Ensco PLCADR—Class A (Energy Equipment & Services)	8,064	58,545
EPR Properties (Equity Real Estate Investment Trusts)	1,152	74,638
Esterline Technologies Corp.* (Aerospace & Defense)	480	35,424
F.N.B. Corp. (Banks)	6,048	81,164
First American Financial Corp. (Insurance)	864	44,686
First Horizon National Corp. (Banks)	6,048	107,897
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	768	40,442
Flowers Foods, Inc. (Food Products)	1,920	39,994
Fulton Financial Corp. (Banks)	3,264	53,856
GATX Corp. (Trading Companies & Distributors)	672	49,883
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	1,152	93,680
Gentex Corp. (Auto Components)	1,920	44,199
Genworth Financial, Inc.*—Class A (Insurance)	9,312	41,904
Graham Holdings Co.—Class B (Diversified Consumer Services)	96	56,266
Granite Construction, Inc. (Construction & Engineering)	384	21,373
Greif, Inc.—Class A (Containers & Packaging)	480	25,387
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,880	36,202
Haemonetics Corp.* (Health Care Equipment & Supplies)	384	34,437
Halyard Health, Inc.* (Health Care Equipment & Supplies)	864	49,464
Hancock Holding Co. (Banks)	864	40,306
Hawaiian Electric Industries, Inc. (Electric Utilities)	2,016	69,149
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,152	33,500
Helen of Troy, Ltd.* (Household Durables)	288	28,354
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,056	53,571
HNI Corp. (Commercial Services & Supplies)	768	28,570
Home BancShares, Inc. (Banks)	1,536	34,652
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	3,072	87,890
Hubbell, Inc. (Electrical Equipment)	480	50,755
IDACORP, Inc. (Electric Utilities)	480	44,275
ILG, Inc. (Hotels, Restaurants & Leisure)	576	19,025
Ingredion, Inc. (Food Products)	768	85,018
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	480	30,917
International Bancshares Corp. (Banks)	960	41,088
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	480	21,456
ITT, Inc. (Machinery)	768	40,143
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	192	16,343
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,728	63,020
JetBlue Airways Corp.* (Airlines)	5,856	111,147
John Wiley & Sons, Inc.—Class A (Media)	480	29,952
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	288	47,805
KBR, Inc. (Construction & Engineering)	2,592	46,449
Kennametal, Inc. (Machinery)	864	31,018
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,728	102,004
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	768	58,092
Kirby Corp.* (Marine)	960	80,256
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,152	44,018
Lancaster Colony Corp. (Food Products)	192	26,577
Landstar System, Inc. (Road & Rail)	288	31,450

See accompanying notes to financial statements.

138 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	2,016	$69,008
Legg Mason, Inc. (Capital Markets)	1,632	56,679
Leidos Holdings, Inc. (IT Services)	2,688	158,592
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,440	63,835
Life Storage, Inc. (Equity Real Estate Investment Trusts)	384	37,367
LifePoint Health, Inc.* (Health Care Providers & Services)	672	32,794
Lincoln Electric Holdings, Inc. (Machinery)	480	42,125
Lumentum Holdings, Inc.* (Communications Equipment)	576	33,350
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,632	33,097
Mallinckrodt PLC* (Pharmaceuticals)	1,536	28,662
Manhattan Associates, Inc.* (Software)	480	22,565
ManpowerGroup, Inc. (Professional Services)	1,248	107,403
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,056	31,733
MB Financial, Inc. (Banks)	768	35,866
McDermott International, Inc.* (Energy Equipment & Services)	3,360	66,024
MDU Resources Group, Inc. (Multi-Utilities)	3,648	104,624
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,072	43,131
MEDNAX, Inc.* (Health Care Providers & Services)	1,728	74,789
Mercury General Corp. (Insurance)	672	30,616
Meredith Corp. (Media)	288	14,688
Minerals Technologies, Inc. (Chemicals)	672	50,635
Molina Healthcare, Inc.* (Health Care Providers & Services)	480	47,011
MSA Safety, Inc. (Commercial Services & Supplies)	192	18,497
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	480	40,728
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,976	100,500
Murphy USA, Inc.* (Specialty Retail)	576	42,791
Nabors Industries, Ltd. (Energy Equipment & Services)	6,528	41,844
National Fuel Gas Co. (Gas Utilities)	1,632	86,431
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,728	75,963
Navient Corp. (Consumer Finance)	4,896	63,795
NCR Corp.* (Technology Hardware, Storage & Peripherals)	2,208	66,196
NetScout Systems, Inc.* (Communications Equipment)	1,536	45,619
New Jersey Resources Corp. (Gas Utilities)	1,632	73,032
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	9,120	100,685
NewMarket Corp. (Chemicals)	96	38,832
NorthWestern Corp. (Multi-Utilities)	960	54,960
NOW, Inc.* (Trading Companies & Distributors)	2,016	26,873
Nu Skin Enterprises, Inc.—Class A (Personal Products)	576	45,037
NuVasive, Inc.* (Health Care Equipment & Supplies)	384	20,014
nVent Electric PLC* (Electrical Equipment)	2,976	74,698
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	4,992	64,746
Oceaneering International, Inc. (Energy Equipment & Services)	1,824	46,439
OGE Energy Corp. (Electric Utilities)	3,744	131,826
Old Republic International Corp. (Insurance)	4,608	91,745
Olin Corp. (Chemicals)	1,344	38,600
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	3,648	113,089
ONE Gas, Inc. (Gas Utilities)	576	43,050
Oshkosh Corp. (Machinery)	672	47,255
Owens-Illinois, Inc.* (Containers & Packaging)	2,976	50,027
PacWest Bancorp (Banks)	2,304	113,865
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	288	14,607
Patterson Cos., Inc. (Health Care Providers & Services)	1,536	34,821
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,128	74,304
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	2,112	88,556
Perspecta, Inc. (IT Services)	1,248	25,646
Pinnacle Financial Partners, Inc. (Banks)	576	35,338
Pitney Bowes, Inc. (Commercial Services & Supplies)	3,456	29,618
Plantronics, Inc. (Communications Equipment)	288	21,960
PNM Resources, Inc. (Electric Utilities)	576	22,406
PolyOne Corp. (Chemicals)	576	24,895
Post Holdings, Inc.* (Food Products)	1,248	107,352
Potlatch Corp. (Equity Real Estate Investment Trusts)	384	19,526
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	288	11,053
Prosperity Bancshares, Inc. (Banks)	1,344	91,876
PTC, Inc.* (Software)	864	81,052
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	4,416	54,140
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,152	24,780
Range Resources Corp. (Oil, Gas & Consumable Fuels)	4,224	70,668
Rayonier, Inc. (Equity Real Estate Investment Trusts)	960	37,142
Regal Beloit Corp. (Electrical Equipment)	864	70,675
Reinsurance Group of America, Inc. (Insurance)	1,152	153,769
Reliance Steel & Aluminum Co. (Metals & Mining)	1,344	117,654
RenaissanceRe Holdings, Ltd. (Insurance)	384	46,203
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	2,112	34,257
RPM International, Inc. (Chemicals)	1,440	83,981
Ryder System, Inc. (Road & Rail)	960	68,986
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	3,264	70,927
Sabre Corp. (IT Services)	2,688	66,232
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,304	36,933
Sanderson Farms, Inc. (Food Products)	96	10,094
Science Applications International Corp. (IT Services)	768	62,154
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	4,416	79,885

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 139

Common Stocks, continued

	Shares	Value
Sensient Technologies Corp. (Chemicals)	480	$34,344
Signature Bank* (Banks)	672	85,935
Signet Jewelers, Ltd. (Specialty Retail)	1,056	58,872
Silgan Holdings, Inc. (Containers & Packaging)	768	20,605
SLM Corp.* (Consumer Finance)	2,592	29,678
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,920	49,325
Sonoco Products Co. (Containers & Packaging)	1,824	95,760
Southwest Gas Corp. (Gas Utilities)	480	36,610
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	9,504	50,371
Steel Dynamics, Inc. (Metals & Mining)	4,416	202,916
STERIS PLC (Health Care Equipment & Supplies)	576	60,486
Sterling Bancorp (Banks)	1,440	33,840
Stifel Financial Corp. (Capital Markets)	1,344	70,224
Superior Energy Services, Inc.* (Energy Equipment & Services)	2,880	28,051
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	672	33,849
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,056	49,526
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	576	55,590
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,056	24,805
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	672	39,487
TCF Financial Corp. (Banks)	3,168	77,996
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	672	55,185
TEGNA, Inc. (Media)	4,032	43,747
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,728	47,382
Tempur Sealy International, Inc.* (Household Durables)	480	23,064
Tenet Healthcare Corp.* (Health Care Providers & Services)	864	29,004
Teradata Corp.* (IT Services)	864	34,690
Terex Corp. (Machinery)	768	32,402
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	384	25,156
The Boston Beer Co., Inc.*—Class A (Beverages)	96	28,771
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	768	42,286
The Dun & Bradstreet Corp. (Professional Services)	288	35,323
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,056	29,082
The Hain Celestial Group, Inc.* (Food Products)	1,152	34,330
The Hanover Insurance Group, Inc. (Insurance)	768	91,822
The Michaels Cos., Inc.* (Specialty Retail)	2,016	38,647
The Scotts Miracle-Gro Co.—Class A (Chemicals)	384	31,933
The Timken Co. (Machinery)	576	25,085
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,632	28,038
Tootsie Roll Industries, Inc. (Food Products)	192	5,923
Transocean, Ltd.* (Energy Equipment & Services)	8,160	109,670
TreeHouse Foods, Inc.* (Food Products)	1,056	55,451
Trinity Industries, Inc. (Machinery)	2,784	95,379
Trustmark Corp. (Banks)	1,248	40,722
Tupperware Brands Corp. (Household Durables)	576	23,754
UGI Corp. (Gas Utilities)	3,168	164,958
UMB Financial Corp. (Banks)	864	65,863
Umpqua Holdings Corp. (Banks)	4,128	93,252
United Bankshares, Inc. (Banks)	1,920	69,888
United Natural Foods, Inc.* (Food & Staples Retailing)	960	40,954
United States Steel Corp. (Metals & Mining)	3,264	113,424
United Therapeutics Corp.* (Biotechnology)	288	32,587
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,632	32,689
Urban Edge Properties (Equity Real Estate Investment Trusts)	864	19,760
Urban Outfitters, Inc.* (Specialty Retail)	1,536	68,429
Valley National Bancorp (Banks)	4,896	59,535
Valmont Industries, Inc. (Construction & Engineering)	288	43,416
Valvoline, Inc. (Chemicals)	1,440	31,061
Vectren Corp. (Multi-Utilities)	576	41,155
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	2,016	46,005
ViaSat, Inc.* (Communications Equipment)	672	44,164
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,248	28,954
W.R. Berkley Corp. (Insurance)	1,824	132,076
Wabtec Corp. (Machinery)	960	94,636
Washington Federal, Inc. (Thrifts & Mortgage Finance)	960	31,392
Watsco, Inc. (Trading Companies & Distributors)	288	51,344
Webster Financial Corp. (Banks)	672	42,806
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,344	41,409
WellCare Health Plans, Inc.* (Health Care Providers & Services)	288	70,917
Werner Enterprises, Inc. (Road & Rail)	384	14,419
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	480	47,659
WGL Holdings, Inc. (Gas Utilities)	576	51,120
Williams-Sonoma, Inc. (Specialty Retail)	1,440	88,386
Wintrust Financial Corp. (Banks)	480	41,784
Woodward, Inc. (Machinery)	480	36,893
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,248	25,472
Worthington Industries, Inc. (Metals & Mining)	768	32,233
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	7,392	133,277
TOTAL COMMON STOCKS (Cost $12,165,011)		16,036,827

Repurchase Agreements(a) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $83,014	$83,000	$83,000
TOTAL REPURCHASE AGREEMENTS (Cost $83,000)		83,000
TOTAL INVESTMENT SECURITIES (Cost $12,248,011)—100.0%		16,119,827
Net other assets (liabilities)—NM		(3,784)
NET ASSETS—100.0%		$16,116,043

See accompanying notes to financial statements.

140 :: ProFund VP Mid-Cap Value :: Financial Statements

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

NM         Not meaningful, amount is less than 0.05%.

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$81,128	0.5%
Airlines	111,147	0.7%
Auto Components	63,581	0.4%
Banks	1,596,636	10.0%
Beverages	28,771	0.2%
Biotechnology	32,587	0.2%
Capital Markets	126,903	0.8%
Chemicals	495,503	3.1%
Commercial Services & Supplies	161,794	1.0%
Communications Equipment	296,141	1.8%
Construction & Engineering	289,981	1.8%
Consumer Finance	93,473	0.6%
Containers & Packaging	318,505	2.0%
Diversified Consumer Services	111,677	0.7%
Electric Utilities	304,813	1.9%
Electrical Equipment	342,440	2.1%
Electronic Equipment, Instruments & Components	528,765	3.3%
Energy Equipment & Services	606,343	3.8%
Equity Real Estate Investment Trusts	1,685,238	10.4%
Food & Staples Retailing	111,567	0.7%
Food Products	364,739	2.2%
Gas Utilities	636,923	3.9%
Health Care Equipment & Supplies	242,977	1.5%
Health Care Providers & Services	352,174	2.3%
Health Care Technology	19,584	0.1%
Hotels, Restaurants & Leisure	248,457	1.5%
Household Durables	75,172	0.5%
Household Products	36,265	0.2%
Industrial Conglomerates	62,387	0.4%
Insurance	1,021,840	6.3%
Internet Software & Services	16,353	0.1%
IT Services	412,548	2.6%
Leisure Products	55,711	0.3%
Life Sciences Tools & Services	49,526	0.3%
Machinery	602,492	3.8%
Marine	80,256	0.5%
Media	247,418	1.5%
Metals & Mining	660,318	4.1%
Multiline Retail	68,375	0.4%
Multi-Utilities	259,501	1.6%
Oil, Gas & Consumable Fuels	1,035,544	6.4%
Paper & Forest Products	54,996	0.3%
Personal Products	93,479	0.6%
Pharmaceuticals	39,715	0.2%
Professional Services	142,726	0.9%
Real Estate Management & Development	77,133	0.5%
Road & Rail	296,233	1.8%
Semiconductors & Semiconductor Equipment	153,086	0.9%
Software	154,955	1.0%
Specialty Retail	566,834	3.6%
Technology Hardware, Storage & Peripherals	66,196	0.4%
Textiles, Apparel & Luxury Goods	63,729	0.4%
Thrifts & Mortgage Finance	132,077	0.8%
Trading Companies & Distributors	168,828	1.0%
Water Utilities	43,905	0.3%
Wireless Telecommunication Services	47,382	0.3%
Other**	79,216	0.5%
Total	$16,116,043	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 141

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$12,248,011
Securities, at value	16,036,827
Repurchase agreements, at value	83,000
Total Investment Securities, at value	16,119,827
Cash	253
Dividends and interest receivable	18,897
Receivable for capital shares issued	9,766
Prepaid expenses	217
TOTAL ASSETS	16,148,960
LIABILITIES:
Payable for capital shares redeemed	349
Advisory fees payable	9,949
Management services fees payable	1,327
Administration fees payable	457
Administrative services fees payable	5,433
Distribution fees payable	4,402
Transfer agency fees payable	752
Fund accounting fees payable	546
Compliance services fees payable	86
Other accrued expenses	9,616
TOTAL LIABILITIES	32,917
NET ASSETS	$16,116,043
NET ASSETS CONSIST OF:
Capital	$13,654,248
Accumulated net investment income (loss)	32,185
Accumulated net realized gains (losses) on investments	(1,442,206)
Net unrealized appreciation (depreciation) on investments	3,871,816
NET ASSETS	$16,116,043
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	390,928
Net Asset Value (offering and redemption price per share)	$41.23

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$162,784
Interest	232
Foreign tax withholding	(82)
TOTAL INVESTMENT INCOME	162,934
EXPENSES:
Advisory fees	58,945
Management services fees	7,859
Administration fees	3,018
Transfer agency fees	4,560
Administrative services fees	26,441
Distribution fees	19,648
Custody fees	1,685
Fund accounting fees	4,406
Trustee fees	273
Compliance services fees	97
Other fees	7,623
Total Gross Expenses before reductions	134,555
Expenses reduced and reimbursed by the Advisor	(2,519)
TOTAL NET EXPENSES	132,036
NET INVESTMENT INCOME (LOSS)	30,898
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	243,382
Change in net unrealized appreciation/depreciation on investment securities	(74,054)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	169,328
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$200,226

See accompanying notes to financial statements.

142 :: ProFund VP Mid-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$30,898	$13,420
Net realized gains (losses) on investments	243,382	3,123,657
Change in net unrealized appreciation/depreciation on investments	(74,054)	(1,231,118)
Change in net assets resulting from operations	200,226	1,905,959
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(16,516)	(51,706)
Net realized gains on investments	(2,076,344)	(1,023,717)
Change in net assets resulting from distributions	(2,092,860)	(1,075,423)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,408,356	7,289,289
Distributions reinvested	2,092,860	1,075,423
Value of shares redeemed	(2,956,666)	(22,772,733)
Change in net assets resulting from capital transactions	1,544,550	(14,408,021)
Change in net assets	(348,084)	(13,577,485)
NET ASSETS:
Beginning of period	16,464,127	30,041,612
End of period	$16,116,043	$16,464,127
Accumulated net investment income (loss)	$32,185	$17,803
SHARE TRANSACTIONS:
Issued	52,446	158,919
Reinvested	50,092	23,936
Redeemed	(64,841)	(496,969)
Change in shares	37,697	(314,114)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Value :: 143

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended
	Jun. 30, 2018	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Asset Value, Beginning of Period	$46.61	$45.02	$36.86	$42.11	$38.26	$29.04
Investment Activities:
Net investment income (loss)(a)	0.09	0.03	0.11	0.08	0.04	0.04
Net realized and unrealized gains (losses) on investments	0.65	4.63	8.80	(3.35)	3.85	9.28
Total income (loss) from investment activities	0.74	4.66	8.91	(3.27)	3.89	9.32
Distributions to Shareholders From:
Net investment income	(0.05)	(0.15)	(0.08)	(0.05)	(0.04)	(0.10)
Net realized gains on investments	(6.07)	(2.92)	(0.67)	(1.93)	—	—
Total distributions	(6.12)	(3.07)	(0.75)	(1.98)	(0.04)	(0.10)
Net Asset Value, End of Period	$41.23	$46.61	$45.02	$36.86	$42.11	$38.26
Total Return(b)	1.42%	10.61%	24.34%	(8.22)%	10.19%	32.16%
Ratios to Average Net Assets:
Gross expenses(c)	1.71%	1.70%	1.70%	1.71%	1.79%	1.83%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.39%	0.07%	0.27%	0.20%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000’s)	$16,116	$16,464	$30,042	$14,777	$19,023	$28,404
Portfolio turnover rate(b)(d)	22%	66%	181%	183%	189%	185%

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)    Not annualized for periods less than one year.

(c)    Annualized for periods less than one year.

(d)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

144 :: ProFund VP NASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP NASDAQ-100 seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Futures Contracts	15%
Swap Agreements	21%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.3%
Amazon.com, Inc.	6.6%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.9%
Facebook, Inc.	3.8%

NASDAQ-100 Index — Composition

% of Index
Information Technology	61%
Consumer Discretionary	23%
Health Care	9%
Consumer Staples	4%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (64.2%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,740	$361,756
Adobe Systems, Inc.* (Software)	3,060	746,058
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,380	171,327
Align Technology, Inc.* (Health Care Equipment & Supplies)	510	174,491
Alphabet, Inc.*—Class A (Internet Software & Services)	1,860	2,100,293
Alphabet, Inc.*—Class C (Internet Software & Services)	2,190	2,443,274
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,030	5,150,394
American Airlines Group, Inc. (Airlines)	2,910	110,464
Amgen, Inc. (Biotechnology)	4,140	764,203
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,310	221,575
Apple, Inc. (Technology Hardware, Storage & Peripherals)	30,690	5,681,026
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,300	290,997
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	480	95,026
Autodesk, Inc.* (Software)	1,380	180,904
Automatic Data Processing, Inc. (IT Services)	2,760	370,226
Baidu, Inc.*ADR (Internet Software & Services)	1,740	422,820
Biogen, Inc.* (Biotechnology)	1,320	383,117
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,110	104,562
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	300	608,127
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,550	618,732
CA, Inc. (Software)	2,610	93,047
Cadence Design Systems, Inc.* (Software)	1,770	76,659
Celgene Corp.* (Biotechnology)	4,530	359,773
Cerner Corp.* (Health Care Technology)	2,070	123,765
Charter Communications, Inc.*—Class A (Media)	1,470	431,019
Check Point Software Technologies, Ltd.* (Software)	990	96,703
Cintas Corp. (Commercial Services & Supplies)	660	122,146
Cisco Systems, Inc. (Communications Equipment)	29,370	1,263,791
Citrix Systems, Inc.* (Software)	840	88,066
Cognizant Technology Solutions Corp. (IT Services)	3,660	289,103
Comcast Corp.—Class A (Media)	28,680	940,990
Costco Wholesale Corp. (Food & Staples Retailing)	2,730	570,516
CSX Corp. (Road & Rail)	5,460	348,238
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	2,910	138,603
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	1,410	61,716
Dish Network Corp.*—Class A (Media)	1,440	48,398
Dollar Tree, Inc.* (Multiline Retail)	1,470	124,950
eBay, Inc.* (Internet Software & Services)	6,210	225,175
Electronic Arts, Inc.* (Software)	1,920	270,758
Expedia, Inc. (Internet & Direct Marketing Retail)	870	104,565
Express Scripts Holding Co.* (Health Care Providers & Services)	3,510	271,008
Facebook, Inc.*—Class A (Internet Software & Services)	14,970	2,908,969
Fastenal Co. (Trading Companies & Distributors)	1,800	86,634
Fiserv, Inc.* (IT Services)	2,550	188,930
Gilead Sciences, Inc. (Biotechnology)	8,130	575,929
Hasbro, Inc. (Leisure Products)	780	72,002
Henry Schein, Inc.* (Health Care Providers & Services)	960	69,734
Hologic, Inc.* (Health Care Equipment & Supplies)	1,710	67,973
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	540	117,688
Illumina, Inc.* (Life Sciences Tools & Services)	930	259,740

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 145

Common Stocks, continued

	Shares	Value
Incyte Corp.* (Biotechnology)	1,320	$88,440
Intel Corp. (Semiconductors & Semiconductor Equipment)	29,100	1,446,562
Intuit, Inc. (Software)	1,590	324,845
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	720	344,505
J.B. Hunt Transport Services, Inc. (Road & Rail)	690	83,870
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	5,760	224,352
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	960	98,429
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,020	176,307
Liberty Global PLC*—Class A (Media)	1,350	37,179
Liberty Global PLC*—Class C (Media)	3,570	94,998
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,220	281,052
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,740	102,068
Mercadolibre, Inc. (Internet Software & Services)	270	80,711
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,470	133,697
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	7,230	379,141
Microsoft Corp. (Software)	47,970	4,730,321
Mondelez International, Inc.—Class A (Food Products)	9,210	377,610
Monster Beverage Corp.* (Beverages)	3,510	201,123
Mylan N.V.* (Pharmaceuticals)	3,210	116,009
Netease.com, Inc.ADR (Internet Software & Services)	480	121,282
Netflix, Inc.* (Internet & Direct Marketing Retail)	2,700	1,056,861
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,780	895,482
O’Reilly Automotive, Inc.* (Specialty Retail)	510	139,521
PACCAR, Inc. (Machinery)	2,190	135,692
Paychex, Inc. (IT Services)	2,250	153,788
PayPal Holdings, Inc.* (IT Services)	7,410	617,031
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	9,270	520,232
Qurate Retail, Inc.*—Class A (Health Care Providers & Services)	2,760	58,567
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	660	227,693
Ross Stores, Inc. (Specialty Retail)	2,370	200,858
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,800	101,646
Shire Pharmaceuticals Group PLCADR (Biotechnology)	420	70,896
Sirius XM Holdings, Inc. (Media)	27,960	189,289
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,140	110,181
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,610	420,598
Symantec Corp. (Software)	3,870	79,916
Synopsys, Inc.* (Software)	930	79,580
Take-Two Interactive Software, Inc.* (Software)	720	85,219
Tesla Motors, Inc.* (Automobiles)	1,050	360,098
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,120	674,730
The Kraft Heinz Co. (Food Products)	7,620	478,688
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	5,280	315,480
Twenty-First Century Fox, Inc.—Class A (Media)	6,570	326,463
Twenty-First Century Fox, Inc.—Class B (Media)	4,980	245,365
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	390	91,049
Verisk Analytics, Inc.*—Class A (Professional Services)	1,020	109,793
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,590	270,236
Vodafone Group PLCADR (Wireless Telecommunication Services)	2,970	72,201
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,180	370,893
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,860	143,983
Workday, Inc.*—Class A (Software)	900	109,008
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	690	115,465
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,590	103,763
TOTAL COMMON STOCKS (Cost $12,785,788)		49,768,726

Repurchase Agreements(a)(b) (34.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $26,426,315	$26,422,000	$26,422,000
TOTAL REPURCHASE AGREEMENTS (Cost $26,422,000)		26,422,000
TOTAL INVESTMENT SECURITIES (Cost $39,207,788)—98.3%		76,190,726
Net other assets (liabilities)—1.7%		1,329,083
NET ASSETS—100.0%		$77,519,809

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $1,610,000.

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt
NYS	New York Shares

See accompanying notes to financial statements.

146 :: ProFund VP NASDAQ-100 :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	80	9/24/18	$11,300,400	$(181,912)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ-100 Index	Goldman Sachs International	7/27/18	2.53%	$7,374,369	$73,930
NASDAQ-100 Index	UBS AG	7/27/18	2.48%	9,094,447	83,896
				$16,468,816	$157,826

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

ProFund VP NASDAQ-100 invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Airlines	$110,464	0.1%
Automobiles	360,098	0.5%
Beverages	201,123	0.3%
Biotechnology	3,016,176	3.9%
Commercial Services & Supplies	122,146	0.2%
Communications Equipment	1,263,791	1.6%
Food & Staples Retailing	941,409	1.2%
Food Products	856,298	1.1%
Health Care Equipment & Supplies	766,373	1.0%
Health Care Providers & Services	399,309	0.5%
Health Care Technology	123,765	0.2%
Hotels, Restaurants & Leisure	817,115	1.1%
Internet & Direct Marketing Retail	7,282,902	9.3%
Internet Software & Services	8,302,524	10.8%
IT Services	1,619,078	2.1%
Leisure Products	72,002	0.1%
Life Sciences Tools & Services	259,740	0.3%
Machinery	135,692	0.2%
Media	2,313,701	2.9%
Multiline Retail	124,950	0.2%
Pharmaceuticals	116,009	0.1%
Professional Services	109,793	0.1%
Road & Rail	432,108	0.6%
Semiconductors & Semiconductor Equipment	5,866,922	7.6%
Software	7,322,840	9.4%
Specialty Retail	431,428	0.6%
Technology Hardware, Storage & Peripherals	5,926,655	7.6%
Trading Companies & Distributors	86,634	0.1%
Wireless Telecommunication Services	387,681	0.5%
Other**	27,751,083	35.8%
Total	$77,519,809	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 147

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$39,207,788
Securities, at value	49,768,726
Repurchase agreements, at value	26,422,000
Total Investment Securities, at value	76,190,726
Cash	702
Segregated cash balances with brokers	510,400
Dividends and interest receivable	12,533
Unrealized appreciation on swap agreements	157,826
Receivable for capital shares issued	1,000,690
Variation margin on futures contracts	3,600
Prepaid expenses	982
TOTAL ASSETS	77,877,459
LIABILITIES:
Payable for capital shares redeemed	139,074
Advisory fees payable	49,170
Management services fees payable	6,556
Administration fees payable	2,235
Administrative services fees payable	37,489
Distribution fees payable	38,676
Trustee fees payable	18
Transfer agency fees payable	3,679
Fund accounting fees payable	2,672
Compliance services fees payable	441
Other accrued expenses	77,640
TOTAL LIABILITIES	357,650
NET ASSETS	$77,519,809
NET ASSETS CONSIST OF:
Capital	$39,133,403
Accumulated net investment income (loss)	(180,680)
Accumulated net realized gains (losses) on investments	1,608,234
Net unrealized appreciation (depreciation) on investments	36,958,852
NET ASSETS	$77,519,809
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,822,335
Net Asset Value (offering and redemption price per share)	$42.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$251,444
Interest	207,248
TOTAL INVESTMENT INCOME	458,692
EXPENSES:
Advisory fees	286,281
Management services fees	38,170
Administration fees	12,655
Transfer agency fees	19,132
Administrative services fees	100,265
Distribution fees	95,427
Custody fees	5,109
Fund accounting fees	14,415
Trustee fees	1,108
Compliance services fees	441
Other fees	34,766
Recoupment of prior expenses reduced by the Advisor	33,500
TOTAL NET EXPENSES	641,269
NET INVESTMENT INCOME (LOSS)	(182,577)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	356,902
Net realized gains (losses) on futures contracts	1,475,834
Net realized gains (losses) on swap agreements	1,645,864
Change in net unrealized appreciation/depreciation on investment securities	4,197,149
Change in net unrealized appreciation/depreciation on futures contracts	(375,803)
Change in net unrealized appreciation/depreciation on swap agreements	240,741
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	7,540,687
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,358,110

See accompanying notes to financial statements.

148 :: ProFund VP NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(182,577)	$(469,342)
Net realized gains (losses) on investments	3,478,600	7,343,620
Change in net unrealized appreciation/depreciation on investments	4,062,087	10,652,542
Change in net assets resulting from operations	7,358,110	17,526,820
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(7,021,293)	(282,363)
Change in net assets resulting from distributions	(7,021,293)	(282,363)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	100,352,497	205,080,830
Distributions reinvested	7,021,293	282,363
Value of shares redeemed	(104,098,270)	(209,199,217)
Change in net assets resulting from capital transactions	3,275,520	(3,836,024)
Change in net assets	3,612,337	13,408,433
NET ASSETS:
Beginning of period	73,907,472	60,499,039
End of period	$77,519,809	$73,907,472
Accumulated net investment income (loss)	$(180,680)	$1,897
SHARE TRANSACTIONS:
Issued	2,247,514	5,294,726
Reinvested	160,707	7,034
Redeemed	(2,315,086)	(5,411,146)
Change in shares	93,135	(109,386)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP NASDAQ-100 :: 149

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$42.74		$32.91	$32.56	$34.41	$30.48	$22.70
Investment Activities:
Net investment income (loss)(a)	(0.11)		(0.26)	(0.26)	(0.33)	(0.30)	(0.23)
Net realized and unrealized gains (losses) on investments	4.33		10.24	1.97	2.74	5.33	8.01
Total income (loss) from investment activities	4.22		9.98	1.71	2.41	5.03	7.78
Distributions to Shareholders From:
Net realized gains on investments	(4.42)		(0.15)	(1.36)	(4.26)	(1.10)	—
Net Asset Value, End of Period	$42.54		$42.74	$32.91	$32.56	$34.41	$30.48
Total Return(b)	9.60%		30.37%	5.26%	7.45%	17.01%	34.27%
Ratios to Average Net Assets:
Gross expenses(c)	1.68	%(d)	1.71%	1.73%	1.74%	1.74%	1.74%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.48)%		(0.68)%	(0.82)%	(0.99)%	(0.94)%	(0.89)%
Supplemental Data:
Net assets, end of period (000’s)	$77,520		$73,907	$60,499	$77,454	$86,907	$62,389
Portfolio turnover rate(b)(e)	1%		4%	4%	9%	6%	11%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          The gross expense ratio includes a non-recurring fee reduction for expenses accrued in a prior year. Had this fee reduction not occurred, the gross expense ratio would have been 1.69%. The net expense ratio, net investment income (loss) ratio, and total return were not affected by the fee reduction.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

150 :: ProFund VP Oil & Gas :: Financial Statements

Investment Objective: The ProFund VP Oil & Gas seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & Gas Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	21.4%
Chevron Corp.	14.7%
Schlumberger, Ltd.	5.7%
ConocoPhillips	5.0%
EOG Resources, Inc.	4.4%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	86%
Energy Equipment & Services	14%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	12,442	$911,377
Andeavor (Oil, Gas & Consumable Fuels)	3,358	440,502
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	5,210	111,234
Apache Corp. (Oil, Gas & Consumable Fuels)	9,230	431,503
Apergy Corp.* (Energy Equipment & Services)	1,873	78,198
Baker Hughes, Inc.—Class A (Energy Equipment & Services)	10,062	332,348
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	10,908	259,610
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,003	326,146
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	22,031	115,442
Chevron Corp. (Oil, Gas & Consumable Fuels)	46,171	5,837,400
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,305	234,511
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	4,742	84,313
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,603	498,475
ConocoPhillips (Oil, Gas & Consumable Fuels)	28,270	1,968,157
Continental Resources, Inc.* (Oil, Gas & Consumable Fuels)	2,087	135,154
Core Laboratories N.V. (Energy Equipment & Services)	1,065	134,414
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	12,644	555,830
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,385	313,794
Dril-Quip, Inc.* (Energy Equipment & Services)	923	47,442
Energen Corp.* (Oil, Gas & Consumable Fuels)	2,355	171,491
Ensco PLCADR—Class A (Energy Equipment & Services)	10,561	76,673
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	13,987	1,740,402
EQT Corp. (Oil, Gas & Consumable Fuels)	6,094	336,267
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	102,291	8,462,533
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,975	104,004
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	3,777	47,477
Halliburton Co. (Energy Equipment & Services)	21,166	953,739
Helmerich & Payne, Inc. (Energy Equipment & Services)	2,629	167,625
Hess Corp. (Oil, Gas & Consumable Fuels)	6,329	423,347
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	4,264	291,786
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	45,840	809,993
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	20,615	430,029
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,162	783,126
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	3,930	132,716
Nabors Industries, Ltd. (Energy Equipment & Services)	8,512	54,562
National Oilwell Varco, Inc. (Energy Equipment & Services)	9,227	400,452
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	4,825	145,956
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	11,707	413,023
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	6,440	83,527
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	18,505	1,548,498
Oceaneering International, Inc. (Energy Equipment & Services)	2,383	60,671
OGE Energy Corp. (Electric Utilities)	4,825	169,888
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	9,929	693,342

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 151

Common Stocks, continued

	Shares	Value
Parsley Energy, Inc.*—Class A (Oil, Gas & Consumable Fuels)	6,220	$188,342
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	5,359	96,462
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	2,713	113,756
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,596	96,478
Phillips 66 (Oil, Gas & Consumable Fuels)	10,138	1,138,599
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	4,118	779,290
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	5,744	70,421
Range Resources Corp. (Oil, Gas & Consumable Fuels)	5,477	91,630
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	2,762	44,800
RSP Permian, Inc.* (Oil, Gas & Consumable Fuels)	3,043	133,953
Schlumberger, Ltd. (Energy Equipment & Services)	33,466	2,243,225
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	1,604	40,742
SM Energy Co. (Oil, Gas & Consumable Fuels)	2,482	63,763
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	12,334	65,370
Superior Energy Services, Inc.* (Energy Equipment & Services)	3,725	36,282
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,300	262,297
TechnipFMC PLC (Energy Equipment & Services)	10,484	332,762
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	19,996	542,092
Transocean, Ltd.* (Energy Equipment & Services)	10,599	142,451
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	1,880	48,297
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	10,413	1,154,073
Weatherford International PLC* (Energy Equipment & Services)	24,079	79,220
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	2,199	115,931
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	1,637	33,411
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	9,655	174,080
TOTAL COMMON STOCKS (Cost $15,065,394)		39,404,704

Repurchase Agreements(a) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $205,033	$205,000	$205,000
TOTAL REPURCHASE AGREEMENTS (Cost $205,000)		205,000
TOTAL INVESTMENT SECURITIES (Cost $15,270,394)—100.0%		39,609,704
Net other assets (liabilities)—NM		(11,538)
NET ASSETS—100.0%		$39,598,166

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR    American Depositary Receipt

NM         Not meaningful, amount is less than 0.05%.

ProFund VP Oil & Gas invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Electric Utilities	$169,888	0.4%
Energy Equipment & Services	5,329,623	13.5%
Oil, Gas & Consumable Fuels	33,801,189	85.3%
Semiconductors & Semiconductor Equipment	104,004	0.3%
Other**	193,462	0.5%
Total	$39,598,166	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

152 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$15,270,394
Securities, at value	39,404,704
Repurchase agreements, at value	205,000
Total Investment Securities, at value	39,609,704
Cash	507
Dividends and interest receivable	32,570
Receivable for capital shares issued	86,767
Prepaid expenses	482
TOTAL ASSETS	39,730,030
LIABILITIES:
Payable for capital shares redeemed	22,214
Advisory fees payable	24,730
Management services fees payable	3,297
Administration fees payable	1,127
Administrative services fees payable	18,238
Distribution fees payable	17,780
Trustee fees payable	9
Transfer agency fees payable	1,854
Fund accounting fees payable	1,347
Compliance services fees payable	208
Other accrued expenses	41,060
TOTAL LIABILITIES	131,864
NET ASSETS	$39,598,166
NET ASSETS CONSIST OF:
Capital	$22,240,557
Accumulated net investment income (loss)	224,782
Accumulated net realized gains (losses) on investments	(7,206,483)
Net unrealized appreciation (depreciation) on investments	24,339,310
NET ASSETS	$39,598,166
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,022,650
Net Asset Value (offering and redemption price per share)	$38.72

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$535,829
Interest	614
Foreign tax withholding	(198)
TOTAL INVESTMENT INCOME	536,245
EXPENSES:
Advisory fees	149,098
Management services fees	19,880
Administration fees	5,338
Transfer agency fees	8,059
Administrative services fees	53,023
Distribution fees	49,699
Custody fees	2,727
Fund accounting fees	6,110
Trustee fees	498
Compliance services fees	208
Other fees	11,383
Recoupment of prior expenses reduced by the Advisor	27,955
TOTAL NET EXPENSES	333,978
NET INVESTMENT INCOME (LOSS)	202,267
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,273,353
Change in net unrealized appreciation/depreciation on investment securities	(871,677)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,401,676
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,603,943

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 153

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$202,267	$664,278
Net realized gains (losses) on investments	2,273,353	983,658
Change in net unrealized appreciation/depreciation on investments	(871,677)	(4,441,512)
Change in net assets resulting from operations	1,603,943	(2,793,576)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(641,763)	(509,954)
Change in net assets resulting from distributions	(641,763)	(509,954)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,520,445	25,240,773
Distributions reinvested	641,763	509,954
Value of shares redeemed	(24,389,421)	(35,718,484)
Change in net assets resulting from capital transactions	(3,227,213)	(9,967,757)
Change in net assets	(2,265,033)	(13,271,287)
NET ASSETS:
Beginning of period	41,863,199	55,134,486
End of period	$39,598,166	$41,863,199
Accumulated net investment income (loss)	$224,782	$664,278
SHARE TRANSACTIONS:
Issued	547,590	700,051
Reinvested	16,880	14,654
Redeemed	(675,354)	(1,008,539)
Change in shares	(110,884)	(293,834)

See accompanying notes to financial statements.

154 :: ProFund VP Oil & Gas :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$36.93		$38.63	$31.52	$44.55	$53.48	$45.02
Investment Activities:
Net investment income (loss)(a)	0.19		0.53	0.37	0.50	0.31	0.21
Net realized and unrealized gains (losses) on investments	2.22		(1.78)	7.22	(9.97)	(5.51)	10.34
Total income (loss) from investment activities	2.41		(1.25)	7.59	(9.47)	(5.20)	10.55
Distributions to Shareholders From:
Net investment income	(0.62)		(0.45)	(0.48)	(0.26)	(0.22)	(0.21)
Net realized gains on investments	—		—	—	(3.30)	(3.51)	(1.88)
Total distributions	(0.62)		(0.45)	(0.48)	(3.56)	(3.73)	(2.09)
Net Asset Value, End of Period	$38.72		$36.93	$38.63	$31.52	$44.55	$53.48
Total Return(b)	6.55%		(3.17)%	24.18%	(23.37)%	(10.87)%	24.07%
Ratios to Average Net Assets:
Gross expenses(c)	1.68	%(d)	1.69%	1.70%	1.70%	1.77%	1.76%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.02%		1.52%	1.07%	1.28%	0.59%	0.43%
Supplemental Data:
Net assets, end of period (000’s)	$39,598		$41,863	$55,134	$40,300	$54,360	$58,888
Portfolio turnover rate(b)(e)	37%		35%	50%	32%	44%	19%

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)    Not annualized for periods less than one year.

(c)    Annualized for periods less than one year.

(d)    The gross expense ratio includes a non-recurring fee reduction for expenses accrued in a prior year. Had this fee reduction not occurred, the gross expense ratio would have been 1.69%. The net expense ratio, net investment income (loss) ratio, and total return were not affected by the fee reduction.

(e)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 155

Investment Objective: The ProFund VP Pharmaceuticals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	37%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	19.9%
Pfizer, Inc.	13.0%
Merck & Co., Inc.	10.0%
Bristol-Myers Squibb Co.	5.6%
Eli Lilly & Co.	5.0%

Dow Jones U.S. Pharmaceuticals Index — Composition

% of Index
Pharmaceuticals	100%

Schedule of Portfolio Investments (unaudited)

Common Stocks (63.1%)

	Shares	Value
Akorn, Inc.* (Pharmaceuticals)	780	$12,940
Allergan PLC (Pharmaceuticals)	3,025	504,328
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	645	10,584
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,390	796,343
Catalent, Inc.* (Pharmaceuticals)	1,206	50,519
Eli Lilly & Co. (Pharmaceuticals)	8,322	710,116
Endo International PLC* (Pharmaceuticals)	1,757	16,569
Horizon Pharma PLC* (Pharmaceuticals)	1,375	22,770
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	579	99,762
Johnson & Johnson (Pharmaceuticals)	23,471	2,847,972
Mallinckrodt PLC* (Pharmaceuticals)	768	14,331
Merck & Co., Inc. (Pharmaceuticals)	23,589	1,431,852
Mylan N.V.* (Pharmaceuticals)	4,565	164,979
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	300	9,615
Perrigo Co. PLC (Pharmaceuticals)	1,140	83,117
Pfizer, Inc. (Pharmaceuticals)	51,213	1,858,008
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	479	18,384
TESARO, Inc.* (Biotechnology)	266	11,829
The Medicines Co.* (Pharmaceuticals)	503	18,460
Zoetis, Inc. (Pharmaceuticals)	4,252	362,228
TOTAL COMMON STOCKS (Cost $3,926,241)		9,044,706

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $48,008	$48,000	$48,000
TOTAL REPURCHASE AGREEMENTS (Cost $48,000)		48,000
TOTAL INVESTMENT SECURITIES (Cost $3,974,241)—63.4%		9,092,706
Net other assets (liabilities)—36.6%		5,243,634
NET ASSETS—100.0%		$14,336,340

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	7/23/18	2.48%	$5,299,364	$(636)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

156 :: ProFund VP Pharmaceuticals :: Financial Statements

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Biotechnology	$11,829	0.1%
Pharmaceuticals	9,032,877	63.0%
Other**	5,291,634	36.9%
Total	$14,336,340	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 157

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$3,974,241
Securities, at value	9,044,706
Repurchase agreements, at value	48,000
Total Investment Securities, at value	9,092,706
Cash	404
Dividends and interest receivable	18,476
Receivable for investments sold	5,276,183
Prepaid expenses	215
TOTAL ASSETS	14,387,984
LIABILITIES:
Payable for capital shares redeemed	6,128
Unrealized depreciation on swap agreements	636
Advisory fees payable	9,133
Management services fees payable	1,218
Administration fees payable	416
Administrative services fees payable	7,994
Distribution fees payable	7,921
Transfer agency fees payable	685
Fund accounting fees payable	497
Compliance services fees payable	84
Other accrued expenses	16,932
TOTAL LIABILITIES	51,644
NET ASSETS	$14,336,340
NET ASSETS CONSIST OF:
Capital	$11,510,055
Accumulated net investment income (loss)	84,935
Accumulated net realized gains (losses) on investments	(2,376,479)
Net unrealized appreciation (depreciation) on investments	5,117,829
NET ASSETS	$14,336,340
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	400,497
Net Asset Value (offering and redemption price per share)	$35.80

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$215,499
Interest	718
TOTAL INVESTMENT INCOME	216,217
EXPENSES:
Advisory fees	58,608
Management services fees	7,814
Administration fees	2,283
Transfer agency fees	3,444
Administrative services fees	20,800
Distribution fees	19,536
Custody fees	1,804
Fund accounting fees	2,595
Trustee fees	210
Compliance services fees	84
Other fees	3,352
Recoupment of prior expenses reduced by the Advisor	10,752
TOTAL NET EXPENSES	131,282
NET INVESTMENT INCOME (LOSS)	84,935
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	450,278
Net realized gains (losses) on swap agreements	(120,821)
Change in net unrealized appreciation/depreciation on investment securities	(927,291)
Change in net unrealized appreciation/depreciation on swap agreements	138
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(597,696)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(512,761)

See accompanying notes to financial statements.

158 :: ProFund VP Pharmaceuticals :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$84,935	$168,708
Net realized gains (losses) on investments	329,457	1,468,962
Change in net unrealized appreciation/depreciation on investments	(927,153)	203,220
Change in net assets resulting from operations	(512,761)	1,840,890
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(168,708)	(184,347)
Net realized gains on investments	(369,772)	(82,163)
Change in net assets resulting from distributions	(538,480)	(266,510)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,210,404	11,271,016
Distributions reinvested	538,480	266,510
Value of shares redeemed	(12,639,234)	(15,712,062)
Change in net assets resulting from capital transactions	(1,890,350)	(4,174,536)
Change in net assets	(2,941,591)	(2,600,156)
NET ASSETS:
Beginning of period	17,277,931	19,878,087
End of period	$14,336,340	$17,277,931
Accumulated net investment income (loss)	$84,935	$168,708
SHARE TRANSACTIONS:
Issued	267,286	295,667
Reinvested	14,912	6,813
Redeemed	(330,089)	(415,334)
Change in shares	(47,891)	(112,854)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Pharmaceuticals :: 159

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$38.53	$35.42	$39.47	$38.89	$34.19	$27.62
Investment Activities:
Net investment income (loss)(a)	0.20	0.33	0.29	0.24	0.28	0.35
Net realized and unrealized gains (losses) on investments	(1.58)	3.34	(1.63)	1.50	6.16	8.16
Total income (loss) from investment activities	(1.38)	3.67	(1.34)	1.74	6.44	8.51
Distributions to Shareholders From:
Net investment income	(0.42)	(0.39)	(0.38)	(0.19)	(0.29)	(0.52)
Net realized gains on investments	(0.93)	(0.17)	(2.33)	(0.97)	(1.45)	(1.42)
Total distributions	(1.35)	(0.56)	(2.71)	(1.16)	(1.74)	(1.94)
Net Asset Value, End of Period	$35.80	$38.53	$35.42	$39.47	$38.89	$34.19
Total Return(b)	(3.64)%	10.36%	(3.73)%	4.44%	19.36%	31.63%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.70%	1.71%	1.72%	1.71%	1.74%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.09%	0.88%	0.76%	0.59%	0.75%	1.12%
Supplemental Data:
Net assets, end of period (000’s)	$14,336	$17,278	$19,878	$30,710	$32,911	$19,839
Portfolio turnover rate(b)(d)	159%	219%	247%	254%	256%	275%

(a)            Per share net investment income (loss) has been calculated using the average daily shares method.

(b)           Not annualized for periods less than one year.

(c)            Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

160 :: ProFund VP Precious Metals :: Financial Statements

Investment Objective: The ProFund VP Precious Metals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious Metals Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

% of Index
Gold	88%
Silver	12%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (94.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%–2.00%, dated 6/29/18, due 7/2/18, total to be received $20,737,386	$20,734,000	$20,734,000
TOTAL REPURCHASE AGREEMENTS (Cost $20,734,000)		20,734,000
TOTAL INVESTMENT SECURITIES (Cost $20,734,000)—94.3%		20,734,000
Net other assets (liabilities)—5.7%		1,258,954
NET ASSETS—100.0%		$21,992,954

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $3,839,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	7/23/18	2.48%	$11,389,547	$169,906
Dow Jones Precious Metals Index	UBS AG	7/23/18	2.73%	10,583,423	172,155
				$21,972,970	$342,061

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 161

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$20,734,000
Repurchase agreements, at value	20,734,000
Total Investment Securities, at value	20,734,000
Cash	672
Interest receivable	2,257
Unrealized appreciation on swap agreements	342,061
Receivable for capital shares issued	992,884
Prepaid expenses	288
TOTAL ASSETS	22,072,162
LIABILITIES:
Payable for capital shares redeemed	22,960
Advisory fees payable	13,201
Management services fees payable	1,760
Administration fees payable	601
Administrative services fees payable	9,831
Distribution fees payable	9,586
Transfer agency fees payable	990
Fund accounting fees payable	719
Compliance services fees payable	117
Other accrued expenses	19,443
TOTAL LIABILITIES	79,208
NET ASSETS	$21,992,954
NET ASSETS CONSIST OF:
Capital	$90,096,460
Accumulated net investment income (loss)	(21,467)
Accumulated net realized gains (losses) on investments	(68,424,100)
Net unrealized appreciation (depreciation) on investments	342,061
NET ASSETS	$21,992,954
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,187,524
Net Asset Value (offering and redemption price per share)	$18.52

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$166,131
EXPENSES:
Advisory fees	83,749
Management services fees	11,166
Administration fees	2,333
Transfer agency fees	3,520
Administrative services fees	31,448
Distribution fees	27,916
Custody fees	937
Fund accounting fees	2,594
Trustee fees	216
Compliance services fees	117
Other fees	3,161
Recoupment of prior expenses reduced by the Advisor	20,441
TOTAL NET EXPENSES	187,598
NET INVESTMENT INCOME (LOSS)	(21,467)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(1,945,741)
Change in net unrealized appreciation/depreciation on swap agreements	407,442
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,538,299)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,559,766)

See accompanying notes to financial statements.

162 :: ProFund VP Precious Metals :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(21,467)	$(239,580)
Net realized gains (losses) on investments	(1,945,741)	1,856,055
Change in net unrealized appreciation/depreciation on investments	407,442	(92,931)
Change in net assets resulting from operations	(1,559,766)	1,523,544
CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,050,097	76,157,346
Value of shares redeemed	(26,783,800)	(81,954,370)
Change in net assets resulting from capital transactions	(733,703)	(5,797,024)
Change in net assets	(2,293,469)	(4,273,480)
NET ASSETS:
Beginning of period	24,286,423	28,559,903
End of period	$21,992,954	$24,286,423
Accumulated net investment income (loss)	$(21,467)	$—
SHARE TRANSACTIONS:
Issued	1,354,600	3,793,322
Redeemed	(1,396,744)	(4,086,125)
Change in shares	(42,144)	(292,803)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Precious Metals :: 163

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$19.75	$18.76	$12.04	$17.93	$23.55	$37.95
Investment Activities:
Net investment income (loss)(a)	(0.02)	(0.18)	(0.30)	(0.26)	(0.40)	(0.46)
Net realized and unrealized gains (losses) on investments	(1.21)	1.17	7.02	(5.63)	(5.22)	(13.94)
Total income (loss) from investment activities	(1.23)	0.99	6.72	(5.89)	(5.62)	(14.40)
Net Asset Value, End of Period	$18.52	$19.75	$18.76	$12.04	$17.93	$23.55
Total Return(b)	(6.23)%	5.28%	55.81%	(32.85)%	(23.86)%	(37.94)%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.70%	1.70%	1.76%	1.77%	1.72%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.19)%	(0.88)%	(1.41)%	(1.64)%	(1.66)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$21,993	$24,286	$28,560	$17,515	$25,212	$38,866
Portfolio turnover rate(d)	—	—	—	—	—	—

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Not annualized for periods less than one year.

(c)    Annualized for periods less than one year.

(d)   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

164 :: ProFund VP Real Estate :: Financial Statements

Investment Objective: The ProFund VP Real Estate seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real Estate Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	6.0%
Simon Property Group, Inc.	5.0%
Crown Castle International Corp.	4.2%
Prologis, Inc.	3.3%
Equinix, Inc.	3.2%

Dow Jones U.S. Real Estate Index — Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	92%
Mortgage Real Estate Investment Trusts (REITs)	4%
Real Estate Management & Development	3%
Professional Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Acadia Realty Trust (Equity Real Estate Investment Trusts)	799	$21,869
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	4,129	76,758
Alexander & Baldwin, Inc. (Real Estate Management & Development)	662	15,557
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	1,008	127,179
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,339	57,416
American Homes 4 Rent—Class A (Equity Real Estate Investment Trusts)	2,544	56,426
American Tower Corp. (Equity Real Estate Investment Trusts)	4,327	623,823
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	11,359	116,885
Apartment Investment & Management Co.— Class A (Equity Real Estate Investment Trusts)	1,541	65,184
Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts)	2,121	37,923
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,354	232,739
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	1,063	33,410
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,512	189,635
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	1,748	29,506
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,967	51,715
Camden Property Trust (Equity Real Estate Investment Trusts)	909	82,837
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	1,692	9,424
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,963	141,453
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	1,832	33,489
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	4,861	30,333
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,162	26,389
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,161	27,736
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	338	37,457
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,000	28,990
CoStar Group, Inc.* (Professional Services)	357	147,309
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	4,117	39,894
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	4,063	438,072
CubeSmart (Equity Real Estate Investment Trusts)	1,785	57,513
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	971	56,668
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	923	61,592
DDR Corp. (Equity Real Estate Investment Trusts)	1,501	26,868
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	1,964	24,118
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,018	225,168
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,564	62,842
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,497	101,518
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	343	32,777
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	743	30,835
EPR Properties (Equity Real Estate Investment Trusts)	633	41,012
Equinix, Inc. (Equity Real Estate Investment Trusts)	778	334,453
Equity Commonwealth* (Equity Real Estate Investment Trusts)	1,190	37,477
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	870	79,953
Equity Residential (Equity Real Estate Investment Trusts)	3,607	229,730

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 165

Common Stocks, continued

	Shares	Value
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	646	$154,439
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,234	123,166
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	718	90,863
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,227	40,908
Forest City Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	2,618	59,717
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	601	14,803
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,965	70,347
GGP, Inc. (Equity Real Estate Investment Trusts)	6,197	126,605
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,574	43,002
HCP, Inc. (Equity Real Estate Investment Trusts)	4,602	118,824
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,225	35,623
Healthcare Trust of America, Inc.—Class A (Equity Real Estate Investment Trusts)	2,011	54,217
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,012	51,339
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	1,609	46,033
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	7,261	152,989
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,535	54,385
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	1,094	17,395
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,756	96,488
JBG Smith Properties (Equity Real Estate Investment Trusts)	913	33,297
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	445	73,866
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	968	73,220
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	4,162	70,712
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	819	13,989
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	823	56,219
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,082	37,037
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,115	18,464
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,448	64,190
Life Storage, Inc. (Equity Real Estate Investment Trusts)	455	44,276
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	884	17,928
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	3,573	50,165
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	3,902	29,577
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	1,115	112,247
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	407	29,988
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,507	66,248
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	3,292	57,577
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,945	60,295
Outfront Media, Inc. (Equity Real Estate Investment Trusts)	1,363	26,510
Paramount Group, Inc. (Equity Real Estate Investment Trusts)	2,003	30,846
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,969	60,310
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	677	26,268
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,782	28,405
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	1,256	25,032
Potlatch Corp. (Equity Real Estate Investment Trusts)	590	30,002
Prologis, Inc. (Equity Real Estate Investment Trusts)	5,222	343,032
Public Storage (Equity Real Estate Investment Trusts)	1,468	333,030
Quality Care Properties* (Equity Real Estate Investment Trusts)	923	19,854
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,268	49,059
Realogy Holdings Corp. (Real Estate Management & Development)	1,250	28,500
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,786	149,859
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,445	89,706
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	2,149	27,464
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	1,716	37,838
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	503	41,824
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,746	37,941
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	1,128	186,255
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	2,327	42,095
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	3,034	516,355
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	867	87,160
Spirit MTA REIT* (Equity Real Estate Investment Trusts)	419	4,316
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	4,198	33,710
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,565	55,686
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,688	46,251
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	784	76,738
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	2,211	36,747
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	925	21,728

See accompanying notes to financial statements.

166 :: ProFund VP Real Estate :: Financial Statements

Common Stocks, continued

	Shares	Value
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	597	$35,080
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,204	33,158
The Howard Hughes Corp.* (Real Estate Management & Development)	379	50,218
The Macerich Co. (Equity Real Estate Investment Trusts)	1,064	60,467
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	1,718	27,144
UDR, Inc. (Equity Real Estate Investment Trusts)	2,622	98,430
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	1,617	32,389
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,037	23,716
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,490	198,756
VEREIT, Inc. (Equity Real Estate Investment Trusts)	9,485	70,568
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,695	125,294
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	1,823	14,785
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	770	23,354
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,167	35,955
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,643	228,380
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	7,415	270,351
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,051	69,734
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,046	25,481
TOTAL COMMON STOCKS (Cost $4,505,075)		10,358,151
TOTAL INVESTMENT SECURITIES (Cost $4,505,075)—100.0%		10,358,151
Net other assets (liabilities)—NM		1,228
NET ASSETS—100.0%		$10,359,379

*                 Non-income producing security.

ProFund VP Real Estate invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Equity Real Estate Investment Trusts	$9,453,327	91.3%
Mortgage Real Estate Investment Trusts	447,921	4.3%
Professional Services	147,309	1.4%
Real Estate Management & Development	309,594	3.0%
Other**	1,228	NM
Total	$10,359,379	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM         Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 167

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$4,505,075
Securities, at value	10,358,151
Total Investment Securities, at value	10,358,151
Dividends receivable	48,654
Receivable for capital shares issued	42,904
Prepaid expenses	131
TOTAL ASSETS	10,449,840
LIABILITIES:
Payable for capital shares redeemed	64,220
Cash overdraft	4,018
Advisory fees payable	6,240
Management services fees payable	832
Administration fees payable	284
Administrative services fees payable	3,647
Distribution fees payable	3,404
Transfer agency fees payable	467
Fund accounting fees payable	339
Compliance services fees payable	54
Other accrued expenses	6,956
TOTAL LIABILITIES	90,461
NET ASSETS	$10,359,379
NET ASSETS CONSIST OF:
Capital	$5,529,196
Accumulated net investment income (loss)	129,391
Accumulated net realized gains (losses) on investments	(1,152,284)
Net unrealized appreciation (depreciation) on investments	5,853,076
NET ASSETS	$10,359,379
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	177,431
Net Asset Value (offering and redemption price per share)	$58.39

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$212,117
Interest	71
TOTAL INVESTMENT INCOME	212,188
EXPENSES:
Advisory fees	36,962
Management services fees	4,928
Administration fees	1,864
Transfer agency fees	2,814
Administrative services fees	15,023
Distribution fees	12,321
Custody fees	1,125
Fund accounting fees	2,505
Trustee fees	169
Compliance services fees	54
Other fees	5,032
TOTAL NET EXPENSES	82,797
NET INVESTMENT INCOME (LOSS)	129,391
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	655,957
Change in net unrealized appreciation/depreciation on investment securities	(801,514)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(145,557)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,166)

See accompanying notes to financial statements.

168 :: ProFund VP Real Estate :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$129,391	$207,107
Net realized gains (losses) on investments	655,957	1,535,089
Change in net unrealized appreciation/depreciation on investments	(801,514)	(864,799)
Change in net assets resulting from operations	(16,166)	877,397
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(172,062)	(123,359)
Net realized gains on investments	(1,139,462)	(697,350)
Change in net assets resulting from distributions	(1,311,524)	(820,709)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,307,031	23,011,577
Distributions reinvested	1,311,524	820,709
Value of shares redeemed	(5,350,856)	(25,686,962)
Change in net assets resulting from capital transactions	267,699	(1,854,676)
Change in net assets	(1,059,991)	(1,797,988)
NET ASSETS:
Beginning of period	11,419,370	13,217,358
End of period	$10,359,379	$11,419,370
Accumulated net investment income (loss)	$129,391	$172,062
SHARE TRANSACTIONS:
Issued	69,426	339,040
Reinvested	22,942	12,485
Redeemed	(86,264)	(383,477)
Change in shares	6,104	(31,952)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Real Estate :: 169

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$66.65	$65.02	$62.61	$62.83	$51.03	$51.69
Investment Activities:
Net investment income (loss)(a)	0.81	1.02	0.84	0.64	0.88	0.78
Net realized and unrealized gains (losses) on investments	(0.76)	4.13	2.76	(0.44)	11.84	(0.72)
Total income (loss) from investment activities	0.05	5.15	3.60	0.20	12.72	0.06
Distributions to Shareholders From:
Net investment income	(1.10)	(0.66)	(1.19)	(0.42)	(0.92)	(0.72)
Net realized gains on investments	(7.21)	(2.86)	—	—	—	—
Total distributions	(8.31)	(3.52)	(1.19)	(0.42)	(0.92)	(0.72)
Net Asset Value, End of Period	$58.39	$66.65	$65.02	$62.61	$62.83	$51.03
Total Return(b)	0.53%	8.05%	5.72%	0.32%	25.02%	0.09%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.68%	1.68%	1.68%	1.75%	1.75%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	2.63%	1.52%	1.29%	1.02%	1.52%	1.44%
Supplemental Data:
Net assets, end of period (000’s)	$10,359	$11,419	$13,217	$22,086	$27,735	$16,410
Portfolio turnover rate(b)(d)	23%	135%	146%	136%	127%	323%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

170 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total Exposure	(124)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $11,200,829	$11,199,000	$11,199,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,199,000)		11,199,000
TOTAL INVESTMENT SECURITIES (Cost $11,199,000)—102.0%		11,199,000
Net other assets (liabilities)—(2.0)%		(222,148)
NET ASSETS—100.0%		$10,976,852

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $358,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.13% due on 5/15/48	Citibank North America	7/16/18	(1.85)%	$(11,294,766)	$(151,982)
30-Year U.S. Treasury Bond, 3.13% due on 5/15/48	Societe’ Generale	7/16/18	(1.69)%	(2,361,633)	(28,133)
				$(13,656,399)	$180,115)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 171

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$11,199,000
Repurchase agreements, at value	11,199,000
Total Investment Securities, at value	11,199,000
Cash	50
Interest receivable	1,219
Prepaid expenses	164
TOTAL ASSETS	11,200,433
LIABILITIES:
Payable for capital shares redeemed	13,384
Unrealized depreciation on swap agreements	180,115
Advisory fees payable	7,166
Management services fees payable	955
Administration fees payable	327
Administrative services fees payable	4,686
Distribution fees payable	5,906
Transfer agency fees payable	537
Fund accounting fees payable	390
Compliance services fees payable	66
Other accrued expenses	10,049
TOTAL LIABILITIES	223,581
NET ASSETS	$10,976,852
NET ASSETS CONSIST OF:
Capital	$35,596,646
Accumulated net investment income (loss)	(7,669)
Accumulated net realized gains (losses) on investments	(24,432,010)
Net unrealized appreciation (depreciation) on investments	(180,115)
NET ASSETS	$10,976,852
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	225,366
Net Asset Value (offering and redemption price per share)	$48.71

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$85,336
EXPENSES:
Advisory fees	42,669
Management services fees	5,689
Administration fees	2,070
Transfer agency fees	3,134
Administrative services fees	13,314
Distribution fees	14,223
Custody fees	814
Fund accounting fees	2,310
Trustee fees	171
Compliance services fees	66
Other fees	6,893
Recoupment of prior expenses reduced by the Advisor	1,652
TOTAL NET EXPENSES	93,005
NET INVESTMENT INCOME (LOSS)	(7,669)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(65,139)
Net realized gains (losses) on swap agreements	559,156
Change in net unrealized appreciation/depreciation on swap agreements	(268,735)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	225,282
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$217,613

See accompanying notes to financial statements.

172 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,669)	$(103,641)
Net realized gains (losses) on investments	494,017	(1,524,213)
Change in net unrealized appreciation/depreciation on investments	(268,735)	232,873
Change in net assets resulting from operations	217,613	(1,394,981)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	29,978,556	69,879,132
Value of shares redeemed	(26,845,280)	(79,534,043)
Change in net assets resulting from capital transactions	3,133,276	(9,654,911)
Change in net assets	3,350,889	(11,049,892)
NET ASSETS:
Beginning of period	7,625,963	18,675,855
End of period	$10,976,852	$7,625,963
Accumulated net investment income (loss)	$(7,669)	$—
SHARE TRANSACTIONS:
Issued	596,979	1,407,608
Redeemed	(535,224)	(1,596,942)
Change in shares	61,755	(189,334)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Rising Rates Opportunity :: 173

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)
Net Asset Value, Beginning of Period	$46.61	$52.91	$55.80	$56.72	$81.29	$69.79
Investment Activities:
Net investment income (loss)(b)	(0.03)	(0.46)	(0.68)	(0.90)	(1.10)	(1.30)
Net realized and unrealized gains (losses) on investments	2.13	(5.84)	(2.21)	(0.02)	(23.47)	12.80
Total income (loss) from investment activities	2.10	(6.30)	(2.89)	(0.92)	(24.57)	11.50
Net Asset Value, End of Period	$48.71	$46.61	$52.91	$55.80	$56.72	$81.29
Total Return(c)	4.48%	(11.90)%	(5.16)%	(1.59)%	(30.26)%	16.48%
Ratios to Average Net Assets:
Gross expenses(d)	1.63%	1.70%	1.68%	1.68%	1.70%	1.74%
Net expenses(d)	1.63%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.13)%	(0.91)%	(1.41)%	(1.63)%	(1.66)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$10,977	$7,626	$18,676	$15,753	$19,498	$30,319
Portfolio turnover rate(e)	—	—	—	—	—	—

(a)    As described in Note 9, share amounts have been adjusted for 1:10 reverse share split that occurred on December 5, 2016.

(b)    Per share net investment income (loss) has been calculated using the average daily shares method.

(c)    Not annualized for periods less than one year.

(d)    Annualized for periods less than one year.

(e)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts

See accompanying notes to financial statements.

174 :: ProFund VP Semiconductor :: Financial Statements

Investment Objective: The ProFund VP Semiconductor seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Semiconductors Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	23%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	17.4%
NVIDIA Corp.	10.8%
Texas Instruments, Inc.	8.1%
Broadcom, Inc.	7.3%
Qualcomm, Inc.	6.2%

Dow Jones U.S. Semiconductors Index — Composition

% of Index
Semiconductors & Semiconductor Equipment	100%

Schedule of Portfolio Investments (unaudited)

Common Stocks (77.0%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	6,397	$95,891
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,907	278,839
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	7,862	363,146
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,117	756,309
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	556	48,094
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	468	17,938
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	768	31,926
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	2,782	43,344
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,086	36,815
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,009	32,167
Intel Corp. (Semiconductors & Semiconductor Equipment)	36,307	1,804,822
InterDigital, Inc. (Communications Equipment)	252	20,387
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,229	126,009
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,262	218,137
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,376	72,381
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,183	128,055
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,831	166,529
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	9,049	474,530
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	404	38,663
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	293	39,165
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,749	1,125,038
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,331	74,065
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	981	78,647
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	11,519	646,446
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	520	24,466
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	338	33,665
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,394	134,730
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	251	12,643
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,488	56,648
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,617	839,774
Universal Display Corp. (Electronic Equipment, Instruments & Components)	325	27,950
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	854	31,726
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,967	128,366
TOTAL COMMON STOCKS (Cost $3,792,077)		8,007,311

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 175

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $69,011	$69,000	$69,000
TOTAL REPURCHASE AGREEMENTS (Cost $69,000)		69,000
TOTAL INVESTMENT SECURITIES (Cost $3,861,077)—77.7%		8,076,311
Net other assets (liabilities)—22.3%		2,315,964
NET ASSETS—100.0%		$10,392,275

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	7/23/18	2.48%	$2,399,712	$(288)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/ (depreciation).

ProFund VP Semiconductor invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Communications Equipment	$20,387	0.2%
Electronic Equipment, Instruments & Components	27,950	0.3%
Semiconductors & Semiconductor Equipment	7,958,974	76.5%
Other**	2,384,964	23.0%
Total	$10,392,275	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

176 :: ProFund VP Semiconductor :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$3,861,077
Securities, at value	8,007,311
Repurchase agreements, at value	69,000
Total Investment Securities, at value	8,076,311
Cash	859
Dividends and interest receivable	522
Receivable for capital shares issued	11,340
Receivable for investments sold	2,389,313
Prepaid expenses	133
TOTAL ASSETS	10,478,478
LIABILITIES:
Payable for capital shares redeemed	61,780
Unrealized depreciation on swap agreements	288
Advisory fees payable	6,966
Management services fees payable	929
Administration fees payable	316
Administrative services fees payable	4,374
Distribution fees payable	4,765
Transfer agency fees payable	520
Fund accounting fees payable	378
Compliance services fees payable	60
Other accrued expenses	5,827
TOTAL LIABILITIES	86,203
NET ASSETS	$10,392,275
NET ASSETS CONSIST OF:
Capital	$6,627,440
Accumulated net investment income (loss)	16,301
Accumulated net realized gains (losses) on investments	(466,412)
Net unrealized appreciation (depreciation) on investments	4,214,946
NET ASSETS	$10,392,275
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	199,755
Net Asset Value (offering and redemption price per share)	$52.03

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$89,714
Interest	331
TOTAL INVESTMENT INCOME	90,045
EXPENSES:
Advisory fees	38,013
Management services fees	5,068
Administration fees	1,852
Transfer agency fees	2,796
Administrative services fees	12,983
Distribution fees	12,671
Custody fees	1,257
Fund accounting fees	2,173
Trustee fees	166
Compliance services fees	65
Other fees	5,687
TOTAL NET EXPENSES	82,731
NET INVESTMENT INCOME (LOSS)	7,314
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	206,316
Net realized gains (losses) on swap agreements	(27,104)
Change in net unrealized appreciation/depreciation on investment securities	222,042
Change in net unrealized appreciation/depreciation on swap agreements	18
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	401,272
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$408,586

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 177

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,314	$(11,803)
Net realized gains (losses) on investments	179,212	500,823
Change in net unrealized appreciation/depreciation on investments	222,060	2,121,899
Change in net assets resulting from operations	408,586	2,610,919
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(20,339)
Net realized gains on investments	(713,683)	—
Change in net assets resulting from distributions	(713,683)	(20,339)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,180,018	24,725,731
Distributions reinvested	713,683	20,339
Value of shares redeemed	(11,255,878)	(23,254,076)
Change in net assets resulting from capital transactions	(362,177)	1,491,994
Change in net assets	(667,274)	4,082,574
NET ASSETS:
Beginning of period	11,059,549	6,976,975
End of period	$10,392,275	$11,059,549
Accumulated net investment income (loss)	$16,301	$8,987
SHARE TRANSACTIONS:
Issued	177,720	534,240
Reinvested	12,871	419
Redeemed	(200,237)	(503,867)
Change in shares	(9,646)	30,792

See accompanying notes to financial statements.

178 :: ProFund VP Semiconductor :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$52.82	$39.06	$30.62	$32.67	$24.32	$18.33
Investment Activities:
Net investment income (loss)(a)	0.04	(0.06)	0.18	0.06	0.22	0.14
Net realized and unrealized gains (losses) on investments	2.99	13.95	8.29	(1.01)	8.17	5.97
Total income (loss) from investment activities	3.03	13.89	8.47	(0.95)	8.39	6.11
Distributions to Shareholders From:
Net investment income	—	(0.13)	(0.03)	(0.21)	(0.04)	(0.12)
Net realized gains on investments	(3.82)	—	—	(0.89)	—	—
Total distributions	(3.82)	(0.13)	(0.03)	(1.10)	(0.04)	(0.12)
Net Asset Value, End of Period	$52.03	$52.82	$39.06	$30.62	$32.67	$24.32
Total Return(b)	5.29%	35.55%	27.71%	(2.88)%	34.53%	33.48%
Ratios to Average Net Assets:
Gross expenses(c)	1.63%	1.68%	1.68%	1.68%	1.78%	2.16%
Net expenses(c)	1.63%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.14%	(0.12)%	0.51%	0.20%	0.76%	0.68%
Supplemental Data:
Net assets, end of period (000’s)	$10,392	$11,060	$6,977	$4,604	$9,786	$1,455
Portfolio turnover rate(b)(d)	131%	297%	474%	480%	645%	1,499%

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)    Not annualized for periods less than one year.

(c)    Annualized for periods less than one year.

(d)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 179

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	23%
Information Technology	18%
Financials	15%
Consumer Discretionary	15%
Health Care	13%
Consumer Staples	7%
Energy	6%
Materials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $14,002	$14,000	$14,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,000)		14,000
TOTAL INVESTMENT SECURITIES (Cost $14,000)—98.2%		14,000
Net other assets (liabilities)—1.8%		260
NET ASSETS—100.0%		$14,260

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $13,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/18	(2.18)%	$(7,785)	$(48)
Dow Jones Industrial Average	UBS AG	7/27/18	(2.03)%	(6,384)	(41)
				$(14,169)	$(89)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

180 :: ProFund VP Short Dow 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$14,000
Repurchase agreements, at value	14,000
Total Investment Securities, at value	14,000
Cash	366
Interest receivable	2
Receivable from Advisor	9
TOTAL ASSETS	14,377
LIABILITIES:
Unrealized depreciation on swap agreements	89
Administrative services fees payable	3
Distribution fees payable	5
Transfer agency fees payable	1
Other accrued expenses	19
TOTAL LIABILITIES	117
NET ASSETS	$14,260
NET ASSETS CONSIST OF:
Capital	$66,330
Accumulated net investment income (loss)	(16)
Accumulated net realized gains (losses) on investments	(51,965)
Net unrealized appreciation (depreciation) on investments	(89)
NET ASSETS	$14,260
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,348
Net Asset Value (offering and redemption price per share)	$10.58

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$102
EXPENSES:
Advisory fees	53
Management services fees	7
Administration fees	1
Transfer agency fees	1
Administrative services fees	5
Distribution fees	18
Custody fees	2
Fund accounting fees	1
Printing fees	18
Audit fees	10
Other fees	1
Recoupment of prior expenses reduced by the Advisor	3
Total Gross Expenses before reductions	120
Less fees paid indirectly	(2)
TOTAL NET EXPENSES	118
NET INVESTMENT INCOME (LOSS)	(16)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	65
Change in net unrealized appreciation/depreciation on swap agreements	(122)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(57)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(73)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 181

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(16)	$(152)
Net realized gains (losses) on investments	65	(3,899)
Change in net unrealized appreciation/depreciation on investments	(122)	(172)
Change in net assets resulting from operations	(73)	(4,223)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,528	15,121
Value of shares redeemed	(2,530)	(25,851)
Change in net assets resulting from capital transactions	(2)	(10,730)
Change in net assets	(75)	(14,953)
NET ASSETS:
Beginning of period	14,335	29,288
End of period	$14,260	$14,335
Accumulated net investment income (loss)	$(16)	$—
SHARE TRANSACTIONS:
Issued	235	1,114
Redeemed	(241)	(1,917)
Change in shares	(6)	(803)

See accompanying notes to financial statements.

182 :: ProFund VP Short Dow 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)
Net Asset Value, Beginning of Period	$10.59		$13.58	$16.80	$17.58	$19.86	$28.02
Investment Activities:
Net investment income (loss)(b)	(0.01)		(0.11)	(0.22)	(0.28)	(0.32)	(0.36)
Net realized and unrealized gains (losses) on investments	—	(c)(d)	(2.88)	(2.51)	(0.50)	(1.96)	(7.80)
Total income (loss) from investment activities	(0.01)		(2.99)	(2.73)	(0.78)	(2.28)	(8.16)
Distributions to Shareholders From:
Net realized gains on investments	—		—	(0.49)	—	—	—
Net Asset Value, End of Period	$10.58		$10.59	$13.58	$16.80	$17.58	$19.86
Total Return(e)	(0.09)%		(22.02)%	(16.45)%	(4.44)%	(11.48)%	(29.12)%
Ratios to Average Net Assets:
Gross expenses(f)	1.71%		2.87%	1.99%	4.80%	12.33%	6.85%
Net expenses(f)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(f)	(0.23)%		(0.90)%	(1.41)%	(1.64)%	(1.66)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$14		$14	$29	$29	$77	$45
Portfolio turnover rate(g)	—		—	—	—	—	—

(a)    As described in Note 9, adjusted for 1:6 reverse share split that occurred on October 20, 2014.

(b)    Per share net investment income (loss) has been calculated using the average daily shares method.

(c)    Amount is less than $0.005.

(d)    The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)    Not annualized for periods less than one year.

(f)    Annualized for periods less than one year.

(g)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 183

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	44%
Financials	16%
Telecommunication Services	10%
Materials	9%
Energy	9%
Consumer Discretionary	7%
Consumer Staples	3%
Utilities	1%
Health Care	1%

Country Composition
China	48%
Taiwan	14%
Brazil	14%
India	9%
Other	15%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (118.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $2,688,439	$2,688,000	$2,688,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,688,000)		2,688,000
TOTAL INVESTMENT SECURITIES (Cost $2,688,000)—118.7%		2,688,000
Net other assets (liabilities)—(18.7)%		(422,884)
NET ASSETS—100.0%		$2,265,116

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $624,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	7/27/18	(1.48)%	$(362,111)	$(5,721)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	7/27/18	(1.48)%	(1,897,755)	(37,609)
				$(2,259,866)	$(43,330)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

184 :: ProFund VP Short Emerging Markets :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$2,688,000
Repurchase agreements, at value	2,688,000
Total Investment Securities, at value	2,688,000
Cash	845
Interest receivable	293
Receivable for capital shares issued	75
Prepaid expenses	11
TOTAL ASSETS	2,689,224
LIABILITIES:
Payable for capital shares redeemed	376,660
Unrealized depreciation on swap agreements	43,330
Advisory fees payable	1,073
Management services fees payable	143
Administration fees payable	49
Administrative services fees payable	635
Distribution fees payable	702
Transfer agency fees payable	81
Fund accounting fees payable	59
Compliance services fees payable	7
Other accrued expenses	1,369
TOTAL LIABILITIES	424,108
NET ASSETS	$2,265,116
NET ASSETS CONSIST OF:
Capital	$3,959,481
Accumulated net investment income (loss)	(313)
Accumulated net realized gains (losses) on investments	(1,650,722)
Net unrealized appreciation (depreciation) on investments	(43,330)
NET ASSETS	$2,265,116
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	51,956
Net Asset Value (offering and redemption price per share)	$43.60

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$7,521
EXPENSES:
Advisory fees	3,646
Management services fees	486
Administration fees	179
Transfer agency fees	272
Administrative services fees	1,074
Distribution fees	1,215
Custody fees	71
Fund accounting fees	200
Trustee fees	15
Compliance services fees	7
Other fees	557
Recoupment of prior expenses reduced by the Advisor	112
TOTAL NET EXPENSES	7,834
NET INVESTMENT INCOME (LOSS)	(313)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	79,628
Change in net unrealized appreciation/depreciation on swap agreements	(40,044)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	39,584
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$39,271

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 185

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(313)	$(8,264)
Net realized gains (losses) on investments	79,628	(339,970)
Change in net unrealized appreciation/depreciation on investments	(40,044)	(5,627)
Change in net assets resulting from operations	39,271	(353,861)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,087,636	6,964,128
Value of shares redeemed	(5,820,589)	(7,311,122)
Change in net assets resulting from capital transactions	1,267,047	(346,994)
Change in net assets	1,306,318	(700,855)
NET ASSETS:
Beginning of period	958,798	1,659,653
End of period	$2,265,116	$958,798
Accumulated net investment income (loss)	$(313)	$—
SHARE TRANSACTIONS:
Issued	172,694	149,317	(a)
Redeemed	(143,337)	(154,942	)(a)
Change in shares	29,357	(5,625)

(a)         As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 11, 2017.

See accompanying notes to financial statements.

186 :: ProFund VP Short Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)
Net Asset Value, Beginning of Period	$42.43		$58.80	$70.21	$62.96	$64.84	$64.98
Investment Activities:
Net investment income (loss)(b)	(0.01)		(0.44)	(0.95)	(1.10)	(1.05)	(1.15)
Net realized and unrealized gains (losses) on investments	1.18		(15.93)	(10.46)	8.35	(0.83)	1.01
Total income (loss) from investment activities	1.17		(16.37)	(11.41)	7.25	(1.88)	(0.14)
Net Asset Value, End of Period	$43.60		$42.43	$58.80	$70.21	$62.96	$64.84
Total Return(c)	2.73	%(d)	(27.84)%	(16.24)%	11.52%	(2.93)%	(0.23)%
Ratios to Average Net Assets:
Gross expenses(e)	1.61	%(d)	1.69%	1.68%	1.71%	2.18%	1.93%
Net expenses(e)	1.61	%(d)	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(0.06	)%(d)	(0.91)%	(1.42)%	(1.63)%	(1.66)%	(1.66)%
Supplemental Data:
Net assets, end of period (000’s)	$2,265		$959	$1,660	$5,215	$1,649	$1,154
Portfolio turnover rate(f)	—		—	—	—	—	—

(a)    As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on December 11, 2017.

(b)    Per share net investment income (loss) has been calculated using the average daily shares method.

(c)    Not annualized for periods less than one year.

(d)    The gross expense ratio, net expense ratio, and net investment income (loss) ratio include a non-recurring fee reduction for expenses accrued in a prior year. Had this fee reduction not occurred, the gross expense ratio, net expense ratio, and net investment income (loss) ratio would have been 1.72%, 1.68%, and (0.13)%, respectively, and the total return would have been 2.70%.

(e)    Annualized for periods less than one year.

(f)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 187

Investment Objective: The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	20%
Industrials	14%
Consumer Discretionary	12%
Consumer Staples	11%
Health Care	11%
Materials	8%
Information Technology	7%
Energy	6%
Telecommunication Services	4%
Real Estate	4%
Utilities	3%

Country Composition
Japan	24%
United Kingdom	18%
France	11%
Germany	10%
Other	37%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $1,029,168	$1,029,000	$1,029,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,029,000)		1,029,000
TOTAL INVESTMENT SECURITIES (Cost $1,029,000)—100.9%		1,029,000
Net other assets (liabilities)—(0.9)%		(9,530)
NET ASSETS—100.0%		$1,019,470

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $206,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	7/27/18	(1.58)%	$(540,706)	$(5,490)
MSCI EAFE Index	UBS AG	7/27/18	(1.68)%	(472,870)	(4,951)
				$(1,013,576)	$(10,441)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

188 :: ProFund VP Short International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$1,029,000
Repurchase agreements, at value	1,029,000
Total Investment Securities, at value	1,029,000
Cash	782
Interest receivable	112
Receivable for capital shares issued	2,292
Prepaid expenses	8
TOTAL ASSETS	1,032,194
LIABILITIES:
Payable for capital shares redeemed	73
Unrealized depreciation on swap agreements	10,441
Advisory fees payable	422
Management services fees payable	56
Administration fees payable	19
Administrative services fees payable	332
Distribution fees payable	358
Transfer agency fees payable	32
Fund accounting fees payable	23
Compliance services fees payable	3
Other accrued expenses	965
TOTAL LIABILITIES	12,724
NET ASSETS	$1,019,470
NET ASSETS CONSIST OF:
Capital	$2,834,811
Accumulated net investment income (loss)	(314)
Accumulated net realized gains (losses) on investments	(1,804,586)
Net unrealized appreciation (depreciation) on investments	(10,441)
NET ASSETS	$1,019,470
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	104,759
Net Asset Value (offering and redemption price per share)	$9.73

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$4,298
EXPENSES:
Advisory fees	2,124
Management services fees	283
Administration fees	132
Transfer agency fees	200
Administrative services fees	629
Distribution fees	708
Custody fees	50
Fund accounting fees	147
Trustee fees	11
Compliance services fees	4
Other fees	273
Recoupment of prior expenses reduced by the Advisor	51
TOTAL NET EXPENSES	4,612
NET INVESTMENT INCOME (LOSS)	(314)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	21,875
Change in net unrealized appreciation/depreciation on swap agreements	(10,491)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,384
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,070

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 189

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(314)	$(5,640)
Net realized gains (losses) on investments	21,875	(153,658)
Change in net unrealized appreciation/depreciation on investments	(10,491)	2,570
Change in net assets resulting from operations	11,070	(156,728)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,017,123	2,142,352
Value of shares redeemed	(1,619,917)	(2,557,766)
Change in net assets resulting from capital transactions	397,206	(415,414)
Change in net assets	408,276	(572,142)
NET ASSETS:
Beginning of period	611,194	1,183,336
End of period	$1,019,470	$611,194
Accumulated net investment income (loss)	$(314)	$—
SHARE TRANSACTIONS:
Issued	212,565	208,657
Redeemed	(172,157)	(243,192)
Change in shares	40,408	(34,535)

See accompanying notes to financial statements.

190 :: ProFund VP Short International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$9.50		$11.97	$12.72	$13.22	$12.86	$16.28
Investment Activities:
Net investment income (loss)(a)	(0.01)		(0.09)	(0.18)	(0.21)	(0.21)	(0.24)
Net realized and unrealized gains (losses) on investments	0.24		(2.38)	(0.57)	(0.29)	0.57	(3.18)
Total income (loss) from investment activities	0.23		(2.47)	(0.75)	(0.50)	0.36	(3.42)
Net Asset Value, End of Period	$9.73		$9.50	$11.97	$12.72	$13.22	$12.86
Total Return(b)	2.42	%(c)	(20.63)%	(5.90)%	(3.78)%	2.80%	(21.01)%
Ratios to Average Net Assets:
Gross expenses(d)	1.63	%(c)	1.69%	1.68%	1.72%	2.06%	1.86%
Net expenses(d)	1.63	%(c)	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.11	)%(c)	(0.90)%	(1.41)%	(1.63)%	(1.66)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$1,019		$611	$1,183	$1,228	$1,487	$1,443
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           The gross expense ratio, net expense ratio, and net investment income (loss) ratio include a non-recurring fee reduction for expenses accrued in a prior year. Had this fee reduction not occurred, the gross expense ratio, net expense ratio, and net investment income (loss) ratio would have been 1.76%, 1.68%, and (0.16)%, respectively, and the total return would have been 2.39%.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 191

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financials	17%
Information Technology	16%
Industrials	15%
Consumer Discretionary	13%
Real Estate	10%
Health Care	9%
Materials	7%
Energy	5%
Utilities	5%
Consumer Staples	3%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (34.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $94,015	$94,000	$94,000
TOTAL REPURCHASE AGREEMENTS (Cost $94,000)		94,000
TOTAL INVESTMENT SECURITIES (Cost $94,000)—34.3%		94,000
Net other assets (liabilities)—65.7%(c)		179,798
NET ASSETS—100.0%		$273,798

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $44,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)          Amount includes $180,225 of net receivable for capital shares issued.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/18	(2.03)%	$(28,115)	$(312)
S&P MidCap 400	UBS AG	7/27/18	(1.98)%	(245,563)	(346)
				$(273,678)	$(658)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

192 :: ProFund VP Short Mid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$94,000
Repurchase agreements, at value	94,000
Total Investment Securities, at value	94,000
Cash	885
Interest receivable	10
Receivable for capital shares issued	180,225
Prepaid expenses	2
TOTAL ASSETS	275,122
LIABILITIES:
Unrealized depreciation on swap agreements	658
Advisory fees payable	183
Management services fees payable	24
Administration fees payable	9
Administrative services fees payable	84
Distribution fees payable	77
Transfer agency fees payable	15
Fund accounting fees payable	11
Compliance services fees payable	1
Other accrued expenses	262
TOTAL LIABILITIES	1,324
NET ASSETS	$273,798
NET ASSETS CONSIST OF:
Capital	$2,658,476
Accumulated net investment income (loss)	(154)
Accumulated net realized gains (losses) on investments	(2,383,866)
Net unrealized appreciation (depreciation) on investments	(658)
NET ASSETS	$273,798
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	8,965
Net Asset Value (offering and redemption price per share)	$30.54

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$1,502
EXPENSES:
Advisory fees	739
Management services fees	99
Administration fees	37
Transfer agency fees	56
Administrative services fees	253
Distribution fees	246
Custody fees	35
Fund accounting fees	41
Trustee fees	4
Compliance services fees	1
Other fees	161
Total Gross Expenses before reductions	1,672
Expenses reduced and reimbursed by the Advisor	(16)
TOTAL NET EXPENSES	1,656
NET INVESTMENT INCOME (LOSS)	(154)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(26,090)
Change in net unrealized appreciation/depreciation on swap agreements	(1,051)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(27,141)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,295)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 193

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(154)	$(4,430)
Net realized gains (losses) on investments	(26,090)	(110,843)
Change in net unrealized appreciation/depreciation on investments	(1,051)	3,443
Change in net assets resulting from operations	(27,295)	(111,830)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(14,712)	(4,598)
Change in net assets resulting from distributions	(14,712)	(4,598)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	7,417,954	23,201,126
Distributions reinvested	14,712	4,598
Value of shares redeemed	(7,281,761)	(23,320,341)
Change in net assets resulting from capital transactions	150,905	(114,617)
Change in net assets	108,898	(231,045)
NET ASSETS:
Beginning of period	164,900	395,945
End of period	$273,798	$164,900
Accumulated net investment income (loss)	$(154)	$—
SHARE TRANSACTIONS:
Issued	223,812	628,151
Reinvested	491	129
Redeemed	(220,196)	(633,279)
Change in shares	4,107	(4,999)

See accompanying notes to financial statements.

194 :: ProFund VP Short Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)
Net Asset Value, Beginning of Period	$33.94	$40.17	$55.37	$56.30	$64.20	$88.94
Investment Activities:
Net investment income (loss)(b)	(0.03)	(0.30)	(0.71)	(0.88)	(1.04)	(1.20)
Net realized and unrealized gains (losses) on investments	(1.35)	(5.66)	(10.19)	(0.05)	(6.86)	(23.54)
Total income (loss) from investment activities	(1.38)	(5.96)	(10.90)	(0.93)	(7.90)	(24.74)
Distributions to Shareholders From:
Net realized gains on investments	(2.02)	(0.27)	(4.30)	—	—	—
Net Asset Value, End of Period	$30.54	$33.94	$40.17	$55.37	$56.30	$64.20
Total Return(c)	(3.99)%	(14.85)%	(20.19)%	(1.70)%	(12.44)%	(27.70)%
Ratios to Average Net Assets:
Gross expenses(d)	1.70%	1.68%	1.68%	1.84%	2.51%	2.06%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.16)%	(0.81)%	(1.42)%	(1.64)%	(1.66)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$274	$165	$396	$547	$548	$426
Portfolio turnover rate(e)	—	—	—	—	—	—

(a)    As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 5, 2016.

(b)    Per share net investment income (loss) has been calculated using the average daily shares method.

(c)    Not annualized for periods less than one year.

(d)    Annualized for periods less than one year.

(e)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 195

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(7)%
Swap Agreements	(93)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	61%
Consumer Discretionary	23%
Health Care	9%
Consumer Staples	4%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (109.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $2,280,372	$2,280,000	$2,280,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,280,000)		2,280,000
TOTAL INVESTMENT SECURITIES (Cost $2,280,000)—109.1%		2,280,000
Net other assets (liabilities)—(9.1)%		(189,497)
NET ASSETS—100.0%		$2,090,503

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $410,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	1	9/24/18	$(141,255)	$2,268

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ-100 Index	Goldman Sachs International	7/27/18	(2.28)%	$(1,052,915)	$(10,570)
NASDAQ-100 Index	UBS AG	7/27/18	(2.13)%	(891,950)	(11,667)
				$(1,944,865)	$(22,237)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

196 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$2,280,000
Repurchase agreements, at value	2,280,000
Total Investment Securities, at value	2,280,000
Cash	377
Segregated cash balances with brokers	6,380
Segregated cash balances with custodian	600
Interest receivable	248
Receivable for capital shares issued	24,525
Prepaid expenses	36
TOTAL ASSETS	2,312,166
LIABILITIES:
Payable for capital shares redeemed	192,590
Unrealized depreciation on swap agreements	22,237
Variation margin on futures contracts	45
Advisory fees payable	1,310
Management services fees payable	175
Administration fees payable	60
Administrative services fees payable	1,081
Distribution fees payable	1,086
Transfer agency fees payable	98
Fund accounting fees payable	71
Compliance services fees payable	13
Other accrued expenses	2,897
TOTAL LIABILITIES	221,663
NET ASSETS	$2,090,503
NET ASSETS CONSIST OF:
Capital	$13,901,813
Accumulated net investment income (loss)	(3,021)
Accumulated net realized gains (losses) on investments	(11,788,320)
Net unrealized appreciation (depreciation) on investments	(19,969)
NET ASSETS	$2,090,503
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	205,057
Net Asset Value (offering and redemption price per share)	$10.19

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$20,055
EXPENSES:
Advisory fees	10,301
Management services fees	1,374
Administration fees	392
Transfer agency fees	589
Administrative services fees	3,585
Distribution fees	3,434
Custody fees	149
Fund accounting fees	434
Trustee fees	39
Compliance services fees	13
Other fees	685
Recoupment of prior expenses reduced by the Advisor	2,081
TOTAL NET EXPENSES	23,076
NET INVESTMENT INCOME (LOSS)	(3,021)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(110,608)
Net realized gains (losses) on swap agreements	(38,631)
Change in net unrealized appreciation/depreciation on futures contracts	23,727
Change in net unrealized appreciation/depreciation on swap agreements	(35,150)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(160,662)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(163,683)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 197

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,021)	$(31,994)
Net realized gains (losses) on investments	(149,239)	(1,010,350)
Change in net unrealized appreciation/depreciation on investments	(11,423)	(75,251)
Change in net assets resulting from operations	(163,683)	(1,117,595)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,399,777	20,950,164
Value of shares redeemed	(27,738,470)	(20,036,919)
Change in net assets resulting from capital transactions	(1,338,693)	913,245
Change in net assets	(1,502,376)	(204,350)
NET ASSETS:
Beginning of period	3,592,879	3,797,229
End of period	$2,090,503	$3,592,879
Accumulated net investment income (loss)	$(3,021)	$—
SHARE TRANSACTIONS:
Issued	2,513,044	1,614,981
Redeemed	(2,622,293)	(1,548,975)
Change in shares	(109,249)	66,006

See accompanying notes to financial statements.

198 :: ProFund VP Short NASDAQ-100 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)
Net Asset Value, Beginning of Period	$11.43	$15.29	$17.00	$19.55	$24.25	$34.35
Investment Activities:
Net investment income (loss)(b)	(0.01)	(0.11)	(0.24)	(0.29)	(0.37)	(0.50)
Net realized and unrealized gains (losses) on investments	(1.23)	(3.75)	(1.47)	(2.26)	(4.33)	(9.60)
Total income (loss) from investment activities	(1.24)	(3.86)	(1.71)	(2.55)	(4.70)	(10.10)
Net Asset Value, End of Period	$10.19	$11.43	$15.29	$17.00	$19.55	$24.25
Total Return(c)	(10.76)%	(25.25)%	(10.06)%	(13.04)%	(19.38)%	(29.40)%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%	1.72%	1.69%	1.77%	1.99%	1.82%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.22)%	(0.85)%	(1.42)%	(1.64)%	(1.66)%	(1.65)%
Supplemental Data:
Net assets, end of period (000’s)	$2,091	$3,593	$3,797	$2,811	$2,794	$3,252
Portfolio turnover rate(e)	—	—	—	—	—	—

(a)    As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on October 20, 2014.

(b)    Per share net investment income (loss) has been calculated using the average daily shares method.

(c)    Not annualized for periods less than one year.

(d)    Annualized for periods less than one year.

(e)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 199

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(7)%
Swap Agreements	(92)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	19%
Health Care	15%
Industrials	15%
Information Technology	15%
Consumer Discretionary	13%
Real Estate	7%
Energy	5%
Materials	4%
Utilities	3%
Consumer Staples	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (64.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $1,463,239	$1,463,000	$1,463,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,463,000)		1,463,000
TOTAL INVESTMENT SECURITIES (Cost $1,463,000)—64.7%		1,463,000
Net other assets (liabilities)—35.3%		798,051
NET ASSETS—100.0%		$2,261,051

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $450,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	9/24/18	$(164,670)	$2,957

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/27/18	(1.63)%	$(1,010,726)	$(1,287)
Russell 2000 Index	UBS AG	7/27/18	(1.48)%	(1,079,278)	(1,647)
				$(2,090,004)	$(2,934)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

200 :: ProFund VP Short Small-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$1,463,000
Repurchase agreements, at value	1,463,000
Total Investment Securities, at value	1,463,000
Cash	193
Segregated cash balances with brokers	6,930
Interest receivable	159
Receivable for capital shares issued	798,961
Variation margin on futures contracts	400
Prepaid expenses	25
TOTAL ASSETS	2,269,668
LIABILITIES:
Payable for capital shares redeemed	40
Unrealized depreciation on swap agreements	2,934
Advisory fees payable	1,012
Management services fees payable	135
Administration fees payable	46
Administrative services fees payable	966
Distribution fees payable	963
Transfer agency fees payable	76
Fund accounting fees payable	55
Compliance services fees payable	10
Other accrued expenses	2,380
TOTAL LIABILITIES	8,617
NET ASSETS	$2,261,051
NET ASSETS CONSIST OF:
Capital	$7,408,102
Accumulated net investment income (loss)	(1,687)
Accumulated net realized gains (losses) on investments	(5,145,387)
Net unrealized appreciation (depreciation) on investments	23
NET ASSETS	$2,261,051
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	188,939
Net Asset Value (offering and redemption price per share)	$11.97

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$13,580
EXPENSES:
Advisory fees	6,816
Management services fees	909
Administration fees	268
Transfer agency fees	404
Administrative services fees	2,349
Distribution fees	2,272
Custody fees	104
Fund accounting fees	298
Trustee fees	24
Compliance services fees	10
Other fees	516
Recoupment of prior expenses reduced by the Advisor	1,297
TOTAL NET EXPENSES	15,267
NET INVESTMENT INCOME (LOSS)	(1,687)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(29,312)
Net realized gains (losses) on swap agreements	(150,422)
Change in net unrealized appreciation/depreciation on futures contracts	6,748
Change in net unrealized appreciation/depreciation on swap agreements	(10,727)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(183,713)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(185,400)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 201

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(1,687)	$(22,646)
Net realized gains (losses) on investments	(179,734)	(288,986)
Change in net unrealized appreciation/depreciation on investments	(3,979)	(22,946)
Change in net assets resulting from operations	(185,400)	(334,578)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,210,876	44,686,132
Value of shares redeemed	(11,646,428)	(44,556,903)
Change in net assets resulting from capital transactions	564,448	129,229
Change in net assets	379,048	(205,349)

NET ASSETS:
Beginning of period	1,882,003	2,087,352
End of period	$2,261,051	$1,882,003
Accumulated net investment income (loss)	$(1,687)	$—

SHARE TRANSACTIONS:
Issued	979,569	3,145,899
Redeemed	(935,556)	(3,138,817)
Change in shares	44,013	7,082

See accompanying notes to financial statements.

202 :: ProFund VP Short Small-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)
Net Asset Value, Beginning of Period	$12.99	$15.14	$19.31	$19.47	$21.45	$31.20

Investment Activities:
Net investment income (loss)(b)	(0.01)	(0.12)	(0.26)	(0.31)	(0.35)	(0.45)
Net realized and unrealized gains (losses) on investments	(1.01)	(2.03)	(3.91)	0.15	(1.63)	(9.30)
Total income (loss) from investment activities	(1.02)	(2.15)	(4.17)	(0.16)	(1.98)	(9.75)

Net Asset Value, End of Period	$11.97	$12.99	$15.14	$19.31	$19.47	$21.45

Total Return(c)	(7.85)%	(14.20)%	(21.60)%	(0.82)%	(9.23)%	(31.25)%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%	1.70%	1.72%	1.74%	1.96%	1.83%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.19)%	(0.87)%	(1.42)%	(1.64)%	(1.66)%	(1.65)%

Supplemental Data:
Net assets, end of period (000’s)	$2,261	$1,882	$2,087	$2,342	$1,856	$2,057
Portfolio turnover rate(e)	—	—	—	—	—	—

(a)	As described in Note 9, share amounts have been adjusted for 1:5 reverse share split that occurred on October 20, 2014.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 203

Investment Objective: The ProFund VP Small-Cap seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	42%
Futures Contracts	7%
Swap Agreements	51%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Five Below, Inc.	0.1%
IDACORP, Inc.	0.1%
Entegris, Inc.	0.1%
Etsy, Inc.	0.1%
Haemonetics Corp.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	19%
Health Care	15%
Industrials	15%
Information Technology	15%
Consumer Discretionary	13%
Real Estate	7%
Energy	5%
Materials	4%
Utilities	3%
Consumer Staples	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (41.6%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	150	$1,883
22nd Century Group, Inc.* (Tobacco)	725	1,784
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	350	4,834
8x8, Inc.* (Software)	275	5,514
A. Schulman, Inc. (Chemicals)	100	4,450
A10 Networks, Inc.* (Software)	275	1,713
AAON, Inc. (Building Products)	125	4,156
AAR Corp. (Aerospace & Defense)	100	4,649
Aaron’s, Inc. (Specialty Retail)	200	8,689
Abeona Therapeutics, Inc.* (Biotechnology)	125	2,000
Abercrombie & Fitch Co.—Class A (Specialty Retail)	200	4,896
ABM Industries, Inc. (Commercial Services & Supplies)	200	5,836
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	750	2,168
Acacia Communications, Inc.* (Communications Equipment)	100	3,481
Acacia Research Corp.* (Professional Services)	350	1,453
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	300	4,581
Acadia Realty Trust (Equity Real Estate Investment Trusts)	250	6,843
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	100	2,230
Acceleron Pharma, Inc.* (Biotechnology)	125	6,065
ACCO Brands Corp. (Commercial Services & Supplies)	350	4,848
Accuray, Inc.* (Health Care Equipment & Supplies)	450	1,845
Achaogen, Inc.* (Biotechnology)	150	1,299
Achillion Pharmaceuticals, Inc.* (Biotechnology)	675	1,910
ACI Worldwide, Inc.* (Software)	325	8,018
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	125	2,496
Acorda Therapeutics, Inc.* (Biotechnology)	150	4,305
Actuant Corp.—Class A (Machinery)	200	5,870
Acushnet Holdings Corp. (Leisure Products)	125	3,058
Acxiom Corp.* (IT Services)	225	6,739
Adtalem Global Education, Inc.* (Diversified Consumer Services)	175	8,417
ADTRAN, Inc. (Communications Equipment)	175	2,599
Aduro Biotech, Inc.* (Biotechnology)	275	1,925
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	225	5,576
Advanced Drainage Systems, Inc. (Building Products)	150	4,283
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	125	7,261
AdvanSix, Inc.* (Chemicals)	100	3,663
Adverum Biotechnologies, Inc.* (Biotechnology)	300	1,590
Aegion Corp.* (Construction & Engineering)	125	3,219
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	100	6,755
Aerohive Networks, Inc.* (Communications Equipment)	300	1,191
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	200	5,898
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	125	2,349
Agenus, Inc.* (Biotechnology)	575	1,305
Agree Realty Corp. (Equity Real Estate Investment Trusts)	100	5,277
AgroFresh Solutions, Inc.* (Chemicals)	200	1,402
Aimmune Therapeutics, Inc.* (Biotechnology)	150	4,034
Air Transport Services Group, Inc.* (Air Freight & Logistics)	200	4,518
Aircastle, Ltd. (Trading Companies & Distributors)	175	3,588
AK Steel Holding Corp.* (Metals & Mining)	1,000	4,340
Akebia Therapeutics, Inc.* (Biotechnology)	225	2,246
Akorn, Inc.* (Pharmaceuticals)	300	4,977

See accompanying notes to financial statements.

204 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Alarm.com Holdings, Inc.* (Internet Software & Services)	100	$4,038
Albany International Corp.—Class A (Machinery)	100	6,015
Alder Biopharmaceuticals, Inc.* (Biotechnology)	200	3,160
Alexander & Baldwin, Inc. (Real Estate Management & Development)	225	5,288
Allegheny Technologies, Inc.* (Metals & Mining)	350	8,793
ALLETE, Inc. (Electric Utilities)	150	11,612
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	525	6,300
Alta Mesa Resources, Inc.* (Oil, Gas & Consumable Fuels)	375	2,554
Altair Engineering, Inc.* (Software)	100	3,418
Alteryx, Inc.* (Internet Software & Services)	100	3,816
Altra Industrial Motion Corp. (Machinery)	100	4,310
AMAG Pharmaceuticals, Inc.* (Biotechnology)	125	2,438
Ambac Financial Group, Inc.* (Insurance)	150	2,978
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	100	3,861
AMC Entertainment Holdings, Inc.—Class A (Media)	175	2,783
Amedisys, Inc.* (Health Care Providers & Services)	75	6,410
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	125	4,786
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	350	5,446
American Eagle Outfitters, Inc. (Specialty Retail)	450	10,462
American Equity Investment Life Holding Co. (Insurance)	250	9,000
American Outdoor Brands Corp.* (Leisure Products)	200	2,406
American Software, Inc.—Class A (Software)	125	1,821
American States Water Co. (Water Utilities)	100	5,716
American Vanguard Corp. (Chemicals)	125	2,869
Americold Realty Trust (Equity Real Estate Investment Trusts)	175	3,854
Ameris Bancorp (Banks)	125	6,669
Amicus Therapeutics, Inc.* (Biotechnology)	550	8,590
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	375	3,221
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	125	7,325
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	275	4,513
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	150	2,289
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	750	1,650
AmTrust Financial Services, Inc. (Insurance)	350	5,100
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	225	1,438
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	125	2,780
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	100	6,330
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	700	1,806
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	425	2,112
Apellis Pharmaceuticals, Inc.* (Biotechnology)	125	2,750
Apogee Enterprises, Inc. (Building Products)	100	4,817
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	375	6,854
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	100	2,586
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	100	7,015
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	500	1,220
Apptio, Inc.* (Internet Software & Services)	100	3,620
Aratana Therapeutics, Inc.* (Pharmaceuticals)	325	1,381
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	225	2,347
Arbutus BioPharma Corp.* (Biotechnology)	225	1,643
ArcBest Corp. (Road & Rail)	75	3,428
Archrock, Inc. (Energy Equipment & Services)	400	4,800
Ardelyx, Inc.* (Biotechnology)	300	1,110
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	200	1,640
Arena Pharmaceuticals, Inc.* (Biotechnology)	150	6,540
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	125	1,726
Argo Group International Holdings, Ltd. (Insurance)	100	5,815
Arlington Asset Investment Corp.—Class A (Capital Markets)	150	1,547
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	175	2,608
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	150	3,422
ArQule, Inc.* (Biotechnology)	425	2,350
Array BioPharma, Inc.* (Biotechnology)	575	9,648
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	300	4,080
Artisan Partners Asset Management, Inc. (Capital Markets)	150	4,523
Ascena Retail Group, Inc.* (Specialty Retail)	650	2,590
ASGN, Inc.* (Insurance)	150	11,728
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	350	2,835
At Home Group, Inc.* (Specialty Retail)	100	3,915
Atara Biotherapeutics, Inc.* (Biotechnology)	125	4,594
Athenex, Inc.* (Biotechnology)	150	2,799
Athersys, Inc.* (Biotechnology)	750	1,478
Atkore International Group, Inc.* (Electrical Equipment)	150	3,116
Atlantic Capital Bancshares, Inc.* (Banks)	100	1,965
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	675	1,485
AtriCure, Inc.* (Health Care Equipment & Supplies)	125	3,381
Audentes Therapeutics, Inc.* (Biotechnology)	100	3,821
Avaya Holdings Corp.* (Software)	325	6,526
Aveo Phamaceuticals, Inc.* (Biotechnology)	650	1,469
Avid Bioservices, Inc.* (Biotechnology)	400	1,568
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	225	1,170
Avis Budget Group, Inc.* (Road & Rail)	200	6,499
Avista Corp. (Multi-Utilities)	175	9,215
AVX Corp. (Electronic Equipment, Instruments & Components)	175	2,742
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	2,475
AxoGen, Inc.* (Health Care Equipment & Supplies)	100	5,025
Axon Enterprise, Inc.* (Aerospace & Defense)	150	9,477

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 205

Common Stocks, continued

	Shares	Value
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	225	$1,586
AZZ, Inc. (Electrical Equipment)	75	3,259
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	175	7,159
B&G Foods, Inc.—Class A (Food Products)	200	5,980
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	475	1,131
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	100	4,470
Balchem Corp. (Chemicals)	100	9,813
Banc of California, Inc. (Banks)	150	2,933
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Banks)	125	3,076
BancorpSouth Bank (Banks)	275	9,061
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	150	6,858
Banner Corp. (Banks)	100	6,013
Barnes & Noble Education, Inc.* (Specialty Retail)	225	1,269
Barnes & Noble, Inc. (Specialty Retail)	300	1,905
Barnes Group, Inc. (Machinery)	150	8,835
BBX Capital Corp. (Hotels, Restaurants & Leisure)	275	2,483
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	200	8,523
Beazer Homes USA, Inc.* (Household Durables)	150	2,213
Bed Bath & Beyond, Inc. (Specialty Retail)	400	7,970
Belden, Inc. (Electronic Equipment, Instruments & Components)	125	7,640
Bellicum Pharmaceutials, Inc.* (Biotechnology)	225	1,661
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	300	3,345
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	150	4,373
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	225	3,645
Berkshire Hills Bancorp, Inc. (Banks)	125	5,075
Big Lots, Inc. (Multiline Retail)	125	5,223
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	400	2,292
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	100	3,952
BioScrip, Inc.* (Health Care Providers & Services)	650	1,905
BioTelemetry, Inc.* (Health Care Providers & Services)	100	4,500
BioTime, Inc.* (Biotechnology)	625	1,288
Black Hills Corp. (Multi-Utilities)	150	9,182
Blackbaud, Inc. (Software)	125	12,805
Blackline, Inc.* (Software)	100	4,343
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	300	9,428
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	250	5,025
Blucora, Inc.* (Internet Software & Services)	150	5,550
Blueprint Medicines Corp.* (Biotechnology)	125	7,934
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	225	4,691
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	150	3,389
Boise Cascade Co. (Paper & Forest Products)	125	5,588
Boston Private Financial Holdings, Inc. (Banks)	275	4,373
Bottomline Technologies, Inc.* (Software)	125	6,229
Box, Inc.*—Class A (Internet Software & Services)	375	9,370
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	250	8,664
Brady Corp.—Class A (Commercial Services & Supplies)	150	5,783
Braemar Hotels & Resorts, Inc. (Insurance)	150	1,713
Briggs & Stratton Corp. (Machinery)	150	2,642
Brightcove, Inc.* (Internet Software & Services)	175	1,689
BrightSphere Investment Group PLC (Capital Markets)	275	3,922
Brinker International, Inc. (Hotels, Restaurants & Leisure)	125	5,950
Bristow Group, Inc.* (Energy Equipment & Services)	150	2,117
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	575	5,227
Brookline Bancorp, Inc. (Banks)	250	4,650
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	200	6,524
Builders FirstSource, Inc.* (Building Products)	350	6,402
C&J Energy Services, Inc.* (Energy Equipment & Services)	200	4,720
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	75	8,067
CACI International, Inc.*—Class A (IT Services)	75	12,640
Cactus, Inc.*—Class A (Energy Equipment & Services)	100	3,379
Cadence BanCorp (Banks)	150	4,331
CalAmp Corp.* (Communications Equipment)	125	2,929
Caleres, Inc. (Specialty Retail)	125	4,299
California Resources Corp.* (Oil, Gas & Consumable Fuels)	150	6,816
California Water Service Group (Water Utilities)	150	5,843
Calithera Biosciences, Inc.* (Biotechnology)	250	1,250
Calix, Inc.* (Communications Equipment)	225	1,755
Callaway Golf Co. (Leisure Products)	300	5,690
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	675	7,250
Cal-Maine Foods, Inc.* (Food Products)	100	4,585
Cambrex Corp.* (Life Sciences Tools & Services)	100	5,230
Camping World Holdings, Inc. (Specialty Retail)	125	3,123
Cannae Holdings, Inc.* (Diversified Financial Services)	225	4,174
Capital Senior Living Corp.* (Health Care Providers & Services)	150	1,601
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	400	5,264
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	325	2,909
Cara Therapeutics, Inc.* (Biotechnology)	125	2,394
Carbonite, Inc.* (Internet Software & Services)	100	3,490
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	125	4,043
Cardtronics PLC*—Class A (IT Services)	125	3,023
CareDx, Inc.* (Biotechnology)	150	1,836
Career Education Corp.* (Diversified Consumer Services)	225	3,638
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	250	4,173
Cargurus, Inc.* (Internet Software & Services)	150	5,211
Carpenter Technology Corp. (Metals & Mining)	125	6,571
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	225	6,266
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	150	2,228
Cars.com, Inc.* (Internet Software & Services)	225	6,388
Carvana Co.* (Specialty Retail)	100	4,160

See accompanying notes to financial statements.

206 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	125	$3,201
CASI Pharmaceuticals, Inc.* (Biotechnology)	275	2,263
Castle Brands, Inc.* (Beverages)	975	1,160
Castlight Health, Inc.*—Class B (Health Care Technology)	425	1,806
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	525	1,638
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	200	2,546
Cathay General Bancorp, Inc. (Banks)	225	9,110
CBIZ, Inc.* (Professional Services)	175	4,025
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	600	3,342
CECO Environmental Corp. (Commercial Services & Supplies)	225	1,382
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	425	2,006
CenterState Banks, Inc. (Banks)	250	7,455
Central European Media Enterprises, Ltd.*—Class A (Media)	450	1,868
Central Garden & Pet Co.*—Class A (Household Products)	125	5,059
Central Pacific Financial Corp. (Banks)	100	2,865
Century Aluminum Co.* (Metals & Mining)	175	2,756
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	175	1,531
Century Communities, Inc.* (Household Durables)	100	3,155
Cerus Corp.* (Health Care Equipment & Supplies)	450	3,002
ChannelAdvisor Corp.* (Internet Software & Services)	125	1,756
Chart Industries, Inc.* (Machinery)	100	6,168
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	150	3,183
Chegg, Inc.* (Diversified Consumer Services)	300	8,337
Chemical Financial Corp. (Banks)	200	11,133
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	175	5,537
Chico’s FAS, Inc. (Specialty Retail)	425	3,460
Chimerix, Inc.* (Biotechnology)	300	1,428
ChromaDex Corp.* (Life Sciences Tools & Services)	350	1,299
Ciena Corp.* (Communications Equipment)	400	10,603
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	175	2,748
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	200	7,666
Cision, Ltd.* (Internet Software & Services)	150	2,243
Citizens, Inc.* (Insurance)	250	1,948
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	175	2,245
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	650	2,399
Clear Channel Outdoor Holdings, Inc. (Media)	300	1,290
Clearside Biomedical, Inc.* (Pharmaceuticals)	150	1,604
Cleveland-Cliffs, Inc.* (Metals & Mining)	875	7,376
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	450	1,571
Cloudera, Inc.* (Internet Software & Services)	325	4,433
Clovis Oncology, Inc.* (Biotechnology)	150	6,820
CNO Financial Group, Inc. (Insurance)	475	9,044
CoBiz Financial, Inc. (Banks)	150	3,222
Codexis, Inc.* (Chemicals)	200	2,880
Coeur Mining, Inc.* (Metals & Mining)	600	4,560
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	125	6,674
Coherus Biosciences, Inc.* (Biotechnology)	175	2,450
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	100	2,451
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	100	2,385
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	275	5,700
Columbia Banking System, Inc. (Banks)	200	8,180
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	175	2,896
Comfort Systems USA, Inc. (Construction & Engineering)	125	5,725
Commercial Metals Co. (Metals & Mining)	350	7,389
Commercial Vehicle Group, Inc.* (Machinery)	200	1,468
Community Bank System, Inc. (Banks)	150	8,861
Community Health Systems, Inc.* (Health Care Providers & Services)	425	1,411
CommVault Systems, Inc.* (Software)	125	8,231
Compass Minerals International, Inc. (Metals & Mining)	100	6,575
CONMED Corp. (Health Care Equipment & Supplies)	75	5,490
ConnectOne Bancorp, Inc. (Banks)	100	2,490
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	100	3,835
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	250	3,090
Continental Building Products, Inc.* (Building Products)	125	3,944
Control4 Corp.* (Electronic Equipment, Instruments & Components)	100	2,431
ConvergeOne Holdings, Inc. (IT Services)	150	1,409
Convergys Corp. (IT Services)	275	6,721
Cooper Tire & Rubber Co. (Auto Components)	175	4,603
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	275	1,389
Corcept Therapeutics, Inc.* (Pharmaceuticals)	300	4,716
Corecivic, Inc. (Equity Real Estate Investment Trusts)	350	8,362
Core-Mark Holding Co., Inc. (Distributors)	150	3,405
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	150	3,885
Corium International, Inc.* (Pharmaceuticals)	175	1,402
Cornerstone OnDemand, Inc.* (Internet Software & Services)	150	7,114
Costamare, Inc. (Marine)	250	1,995
Cotiviti Holdings, Inc.* (Health Care Technology)	125	5,516
Coupa Software, Inc.* (Internet Software & Services)	150	9,335
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,175	11,385
Covanta Holding Corp. (Commercial Services & Supplies)	350	5,775
Covia Holdings Corp.* (Energy Equipment & Services)	125	2,320
Cowen Group, Inc.*—Class A (Capital Markets)	125	1,731
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	150	3,690
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	275	11,432
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	225	3,962
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	175	1,969

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 207

Common Stocks, continued

	Shares	Value
CryoLife, Inc.* (Health Care Equipment & Supplies)	125	$3,481
CryoPort, Inc.* (Health Care Equipment & Supplies)	125	1,973
CSG Systems International, Inc. (IT Services)	100	4,087
CTI BioPharma Corp.* (Biotechnology)	325	1,619
CTS Corp. (Electronic Equipment, Instruments & Components)	100	3,600
Cubic Corp. (Aerospace & Defense)	75	4,815
Customers Bancorp, Inc.* (Banks)	100	2,838
CVB Financial Corp. (Banks)	300	6,726
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	225	3,020
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	525	3,938
Cytokinetics, Inc.* (Biotechnology)	225	1,868
Cytomx Therapeutics, Inc.* (Biotechnology)	125	2,858
CytoSorbents Corp.* (Health Care Equipment & Supplies)	150	1,710
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	200	1,702
Dana Holding Corp. (Auto Components)	425	8,580
Darling Ingredients, Inc.* (Food Products)	475	9,442
Daseke, Inc.* (Road & Rail)	200	1,986
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	125	5,950
Dean Foods Co. (Food Products)	325	3,416
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	100	11,288
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	150	2,127
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	225	11,287
Deluxe Corp. (Commercial Services & Supplies)	125	8,275
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,350	6,494
Denny’s Corp.* (Hotels, Restaurants & Leisure)	225	3,584
Depomed, Inc.* (Pharmaceuticals)	275	1,834
Dermira, Inc.* (Pharmaceuticals)	175	1,610
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	425	1,993
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	225	4,694
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	600	7,368
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	175	2,144
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	275	3,286
Digi International, Inc.* (Communications Equipment)	125	1,650
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	125	2,438
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	125	4,309
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	175	4,473
Donnelley Financial Solutions, Inc.* (Capital Markets)	150	2,606
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	175	1,337
Dorman Products, Inc.* (Auto Components)	75	5,123
Dril-Quip, Inc.* (Energy Equipment & Services)	125	6,425
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	275	2,123
DSW, Inc.—Class A (Specialty Retail)	225	5,810
Durect Corp.* (Pharmaceuticals)	850	1,326
Dycom Industries, Inc.* (Construction & Engineering)	100	9,450
Dynavax Technologies Corp.* (Biotechnology)	225	3,431
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	275	1,796
Eagle Bancorp, Inc.* (Banks)	100	6,130
Eagle Bulk Shipping, Inc.* (Marine)	275	1,496
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	175	3,458
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	100	9,556
Ebix, Inc. (Software)	75	5,719
Echo Global Logistics, Inc.* (Air Freight & Logistics)	100	2,925
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	775	1,240
Edgewell Personal Care Co.* (Personal Products)	150	7,569
Editas Medicine, Inc.* (Biotechnology)	150	5,375
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	225	9,338
El Paso Electric Co. (Electric Utilities)	125	7,388
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	200	7,820
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	125	1,971
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	150	4,884
Ellie Mae, Inc.* (Software)	100	10,384
EMCOR Group, Inc. (Construction & Engineering)	150	11,426
Emerald Expositions Events, Inc. (Media)	100	2,060
Emergent BioSolutions, Inc.* (Biotechnology)	125	6,311
Employers Holdings, Inc. (Insurance)	100	4,020
Encore Capital Group, Inc.* (Consumer Finance)	100	3,660
Endo International PLC* (Pharmaceuticals)	675	6,365
Endocyte, Inc.* (Pharmaceuticals)	225	3,105
Endologix, Inc.* (Health Care Equipment & Supplies)	375	2,123
Endurance International Group Holdings, Inc.* (Internet Software & Services)	275	2,736
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	625	1,419
Energy Recovery, Inc.* (Machinery)	200	1,616
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	175	1,547
EnerSys (Electrical Equipment)	125	9,329
Ennis, Inc. (Commercial Services & Supplies)	100	2,035
Enova International, Inc.* (Consumer Finance)	100	3,655
Enphase Energy, Inc.* (Electrical Equipment)	375	2,524
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	400	13,559
Entercom Communications Corp.—Class A (Media)	450	3,398
Entravision Communications Corp.—Class A (Media)	350	1,750
Envestnet, Inc.* (Internet Software & Services)	125	6,869
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	275	1,427
EP Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	425	1,275
Epizyme, Inc.* (Biotechnology)	200	2,710
Eros International PLC* (Media)	150	1,950
ESCO Technologies, Inc. (Machinery)	75	4,328

See accompanying notes to financial statements.

208 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Essendant, Inc. (Commercial Services & Supplies)	175	$2,314
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	275	9,851
Esterline Technologies Corp.* (Aerospace & Defense)	75	5,535
Ethan Allen Interiors, Inc. (Household Durables)	100	2,450
Etsy, Inc.* (Internet & Direct Marketing Retail)	325	13,711
Everbridge, Inc.* (Software)	75	3,557
Everi Holdings, Inc.* (IT Services)	275	1,980
EVERTEC, Inc. (IT Services)	200	4,370
Evolent Health, Inc.* (Health Care Technology)	225	4,736
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	150	1,478
Evoqua Water Technologies Corp.* (Water Utilities)	250	5,125
Exantas Capital Corp. (Mortgage Real Estate Investment Trusts)	175	1,782
Exela Technologies, Inc.* (IT Services)	300	1,425
ExlService Holdings, Inc.* (IT Services)	100	5,661
Exponent, Inc. (Professional Services)	150	7,244
Express, Inc.* (Specialty Retail)	275	2,516
Exterran Corp.* (Energy Equipment & Services)	125	3,130
Extreme Networks, Inc.* (Communications Equipment)	400	3,184
EZCORP, Inc.*—Class A (Consumer Finance)	200	2,410
Fabrinet* (Electronic Equipment, Instruments & Components)	125	4,611
Farmers National Banc Corp. (Banks)	125	1,994
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	175	1,540
Fate Therapeutics, Inc.* (Biotechnology)	200	2,268
FCB Financial Holdings, Inc.*—Class A (Banks)	125	7,350
Federal Signal Corp. (Machinery)	200	4,658
Federated Investors, Inc.—Class B (Capital Markets)	300	6,996
Ferro Corp.* (Chemicals)	250	5,213
FGL Holdings* (Diversified Financial Services)	475	3,985
FibroGen, Inc.* (Biotechnology)	200	12,519
Financial Engines, Inc. (Capital Markets)	175	7,857
Finisar Corp.* (Communications Equipment)	350	6,300
First Bancorp (Banks)	100	4,091
First BanCorp.* (Banks)	675	5,164
First Busey Corp. (Banks)	150	4,758
First Commonwealth Financial Corp. (Banks)	325	5,041
First Financial Bancorp (Banks)	275	8,429
First Financial Bankshares, Inc. (Banks)	175	8,908
First Foundation, Inc.* (Banks)	125	2,318
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	350	11,668
First Interstate Bancsys (Banks)	100	4,220
First Merchants Corp. (Banks)	150	6,960
First Midwest Bancorp, Inc. (Banks)	300	7,641
First of Long Island Corp. (The) (Banks)	100	2,485
FirstCash, Inc. (Consumer Finance)	125	11,230
Fitbit, Inc.* (Electronic Equipment, Instruments & Components)	675	4,408
Five Below, Inc.* (Specialty Retail)	150	14,656
Five Prime Therapeutics, Inc.* (Biotechnology)	150	2,372
Five9, Inc.* (Internet Software & Services)	175	6,050
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	100	3,426
Flexion Therapeutics, Inc.* (Biotechnology)	125	3,231
Flotek Industries, Inc.* (Chemicals)	425	1,373
Fluent, Inc.* (Media)	400	980
Fluidigm Corp.* (Life Sciences Tools & Services)	250	1,490
Flushing Financial Corp. (Banks)	100	2,610
ForeScout Technologies, Inc.* (Software)	100	3,426
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	250	3,325
Fortress Biotech, Inc.* (Biotechnology)	375	1,118
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	300	3,705
Forward Air Corp. (Air Freight & Logistics)	100	5,908
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	150	4,031
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	200	4,926
Fox Factory Holding Corp.* (Auto Components)	125	5,819
Francesca’s Holdings Corp.* (Specialty Retail)	200	1,510
Franklin Electric Co., Inc. (Machinery)	150	6,765
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	375	3,210
Frank’s International NV (Energy Equipment & Services)	325	2,535
Fresh Del Monte Produce, Inc. (Food Products)	100	4,455
Freshpet, Inc.* (Food Products)	100	2,745
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	200	2,084
Frontier Communications Corp. (Diversified Telecommunication Services)	350	1,876
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	350	2,044
FTI Consulting, Inc.* (Professional Services)	100	6,048
FuelCell Energy, Inc.* (Electrical Equipment)	875	1,155
Fulton Financial Corp. (Banks)	500	8,250
FutureFuel Corp. (Chemicals)	125	1,751
GAIN Capital Holdings, Inc. (Capital Markets)	200	1,510
GameStop Corp.—Class A (Specialty Retail)	325	4,735
Gannett Co., Inc. (Media)	375	4,013
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	150	2,865
GATX Corp. (Trading Companies & Distributors)	100	7,423
GCP Applied Technologies, Inc.* (Chemicals)	225	6,514
Generac Holdings, Inc.* (Electrical Equipment)	175	9,052
Genesis Healthcare, Inc.* (Health Care Providers & Services)	500	1,145
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	250	1,595
Gentherm, Inc.* (Auto Components)	125	4,913
Genworth Financial, Inc.*—Class A (Insurance)	1,500	6,750
Geron Corp.* (Biotechnology)	675	2,315
Getty Realty Corp. (Equity Real Estate Investment Trusts)	125	3,521
Gibraltar Industries, Inc.* (Building Products)	100	3,750
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	125	5,550
Glacier Bancorp, Inc. (Banks)	250	9,669
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	125	2,403
Glaukos Corp.* (Health Care Equipment & Supplies)	100	4,064
Global Blood Therapeutics, Inc.* (Biotechnology)	150	6,779
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	225	4,597
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	200	10,091
Glu Mobile, Inc.* (Software)	425	2,724
Glycomimetics, Inc.* (Biotechnology)	150	2,420
Gms, Inc.* (Trading Companies & Distributors)	125	3,386
GNC Holdings, Inc.*—Class A (Specialty Retail)	425	1,496

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 209

Common Stocks, continued

	Shares	Value
Gogo, Inc.* (Internet Software & Services)	325	$1,580
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	275	8,102
Gold Resource Corp. (Metals & Mining)	275	1,812
GoPro, Inc.*—Class A (Household Durables)	425	2,737
Government Properties Income Trust (Equity Real Estate Investment Trusts)	325	5,151
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	450	12,293
Granite Construction, Inc. (Construction & Engineering)	125	6,958
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	150	2,753
Gray Television, Inc.* (Media)	275	4,345
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	325	1,706
Great Western Bancorp, Inc. (Banks)	175	7,348
Green Brick Partners, Inc.* (Household Durables)	150	1,470
Green Dot Corp.*—Class A (Consumer Finance)	125	9,174
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	150	2,745
Greenlight Capital Re, Ltd.*—Class A (Insurance)	150	2,130
Greif, Inc.—Class A (Containers & Packaging)	75	3,967
Griffon Corp. (Building Products)	125	2,225
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,350	5,805
GTT Communications, Inc.* (Internet Software & Services)	100	4,500
Guaranty BanCorp (Banks)	100	2,980
GUESS?, Inc. (Specialty Retail)	200	4,280
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	525	6,599
H&E Equipment Services, Inc. (Trading Companies & Distributors)	100	3,761
H.B. Fuller Co. (Chemicals)	150	8,052
Haemonetics Corp.* (Health Care Equipment & Supplies)	150	13,451
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	575	2,524
Halozyme Therapeutics, Inc.* (Biotechnology)	375	6,326
Halyard Health, Inc.* (Health Care Equipment & Supplies)	125	7,156
Hancock Holding Co. (Banks)	250	11,662
Hanmi Financial Corp. (Banks)	125	3,544
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	175	3,456
Harmonic, Inc.* (Communications Equipment)	425	1,806
Harsco Corp.* (Machinery)	250	5,525
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	275	1,471
Hawaiian Holdings, Inc. (Airlines)	150	5,393
HC2 Holdings, Inc.* (Construction & Engineering)	275	1,609
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	350	10,177
Healthcare Services Group, Inc. (Commercial Services & Supplies)	225	9,717
HealthEquity, Inc.* (Health Care Providers & Services)	150	11,264
HealthStream, Inc. (Health Care Technology)	100	2,731
Heartland Express, Inc. (Road & Rail)	175	3,246
Heartland Financial USA, Inc. (Banks)	100	5,485
Hecla Mining Co. (Metals & Mining)	1,275	4,437
Helen of Troy, Ltd.* (Household Durables)	75	7,383
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	500	4,165
Heritage Commerce Corp. (Banks)	150	2,549
Heritage Financial Corp. (Banks)	125	4,356
Herman Miller, Inc. (Commercial Services & Supplies)	175	5,933
Heron Therapeutics, Inc.* (Biotechnology)	200	7,769
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	125	2,681
Hertz Global Holdings, Inc.* (Road & Rail)	200	3,068
HFF, Inc.—Class A (Real Estate Management & Development)	125	4,294
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	425	2,584
Hill International, Inc.* (Professional Services)	275	1,623
Hillenbrand, Inc. (Machinery)	175	8,251
Hilltop Holdings, Inc. (Banks)	225	4,966
HMS Holdings Corp.* (Health Care Technology)	250	5,405
HNI Corp. (Commercial Services & Supplies)	125	4,650
Home BancShares, Inc. (Banks)	450	10,151
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	100	2,695
Hope Bancorp, Inc. (Banks)	375	6,686
Horace Mann Educators Corp. (Insurance)	125	5,575
Horizon BanCorp, Inc. (Banks)	150	3,104
Horizon Pharma PLC* (Pharmaceuticals)	475	7,865
Hortonworks, Inc.* (Internet Software & Services)	225	4,100
Hostess Brands, Inc.* (Food Products)	325	4,420
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	375	2,869
Houlihan Lokey, Inc. (Capital Markets)	100	5,122
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	800	1,304
HRG Group, Inc.* (Household Products)	400	5,236
Hub Group, Inc.*—Class A (Air Freight & Logistics)	100	4,980
Hubspot, Inc.* (Software)	100	12,539
Hudson, Ltd.*—Class A (Specialty Retail)	150	2,624
IBERIABANK Corp. (Banks)	150	11,369
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	100	2,122
IDACORP, Inc. (Electric Utilities)	150	13,835
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,000	1,320
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	175	7,604
ILG, Inc. (Hotels, Restaurants & Leisure)	300	9,908
IMAX Corp.* (Media)	175	3,876
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	125	1,930
Immune Design Corp.* (Biotechnology)	300	1,365
ImmunoGen, Inc.* (Biotechnology)	400	3,892
Immunomedics, Inc.* (Biotechnology)	375	8,875
Imperva, Inc.* (Software)	100	4,825
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	325	1,339
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325	3,351
Independent Bank Corp. (Banks)	75	5,880
Infinera Corp.* (Communications Equipment)	475	4,717
Information Services Group, Inc.* (IT Services)	300	1,230
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	150	3,326
Ingevity Corp.* (Chemicals)	125	10,107
InnerWorkings, Inc.* (Commercial Services & Supplies)	225	1,955
Innospec, Inc. (Chemicals)	75	5,741
Innoviva, Inc.* (Pharmaceuticals)	250	3,450

See accompanying notes to financial statements.

210 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Inovalon Holdings, Inc.* (Health Care Technology)	275	$2,729
Inovio Pharmaceuticals, Inc.* (Biotechnology)	425	1,666
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	150	4,892
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	100	4,893
Insmed, Inc.* (Biotechnology)	225	5,321
Insperity, Inc. (Professional Services)	100	9,524
Instructure, Inc.* (Internet Software & Services)	100	4,255
Insys Therapeutics, Inc.* (Biotechnology)	175	1,267
Integer Holdings Corp.* (Health Care Equipment & Supplies)	100	6,465
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	375	11,955
Intellia Therapeutics, Inc.* (Biotechnology)	125	3,420
Intelsat S.A.* (Diversified Telecommunication Services)	150	2,499
InterDigital, Inc. (Communications Equipment)	100	8,090
Interface, Inc. (Commercial Services & Supplies)	200	4,590
International Bancshares Corp. (Banks)	175	7,490
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	75	3,353
Intersect ENT, Inc.* (Pharmaceuticals)	100	3,745
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	175	3,092
Intrepid Potash, Inc.* (Chemicals)	450	1,845
Intrexon Corp.* (Biotechnology)	225	3,137
Invacare Corp. (Health Care Equipment & Supplies)	125	2,325
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	350	5,564
Investment Technology Group, Inc. (Capital Markets)	125	2,615
Investors Bancorp, Inc. (Banks)	725	9,273
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	450	2,489
Invitae Corp.* (Biotechnology)	275	2,021
Iovance Biotherapeutics, Inc.* (Biotechnology)	275	3,520
Iridium Communications, Inc.* (Diversified Telecommunication Services)	300	4,830
iRobot Corp.* (Household Durables)	75	5,683
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	400	7,647
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	250	2,698
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	250	1,210
Itron, Inc.* (Electronic Equipment, Instruments & Components)	100	6,005
J.C. Penney Co., Inc.* (Multiline Retail)	1,150	2,691
j2 Global, Inc. (Internet Software & Services)	125	10,825
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	75	6,384
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	250	3,255
James River Group Holdings, Ltd. (Insurance)	100	3,929
Jeld-Wen Holding, Inc.* (Building Products)	225	6,432
John Bean Technologies Corp. (Machinery)	100	8,890
K12, Inc.* (Diversified Consumer Services)	150	2,456
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	150	3,375
Kadmon Holdings, Inc.* (Biotechnology)	425	1,696
Kaman Corp.—Class A (Trading Companies & Distributors)	75	5,227
KapStone Paper & Packaging Corp. (Paper & Forest Products)	250	8,625
Karyopharm Therapeutics, Inc.* (Biotechnology)	175	2,973
KB Home (Household Durables)	250	6,810
KBR, Inc. (Construction & Engineering)	425	7,616
Keane Group, Inc.* (Energy Equipment & Services)	200	2,734
Kearny Financial Corp. (Thrifts & Mortgage Finance)	325	4,371
Kelly Services, Inc.—Class A (Professional Services)	125	2,806
KEMET Corp.* (Electronic Equipment, Instruments & Components)	175	4,226
Kemper Corp. (Insurance)	125	9,456
Kennametal, Inc. (Machinery)	225	8,078
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	375	7,930
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	425	1,598
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	125	2,288
Kimball International, Inc.—Class B (Commercial Services & Supplies)	150	2,424
Kindred Biosciences, Inc.* (Biotechnology)	150	1,598
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	275	4,697
Klondex Mines, Ltd.* (Metals & Mining)	700	1,617
KLX, Inc.* (Aerospace & Defense)	150	10,785
Knoll, Inc. (Commercial Services & Supplies)	175	3,642
Knowles Corp.* (Electronic Equipment, Instruments & Components)	275	4,208
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	450	1,287
Korn/Ferry International (Professional Services)	150	9,289
Kraton Performance Polymers, Inc.* (Chemicals)	100	4,614
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	300	3,453
Kura Oncology, Inc.* (Biotechnology)	125	2,275
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	275	4,296
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	500	1,700
Lakeland Bancorp, Inc. (Banks)	150	2,978
Lakeland Financial Corp. (Banks)	75	3,614
Landec Corp.* (Food Products)	125	1,863
Lannett Co., Inc.* (Pharmaceuticals)	150	2,040
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	150	2,183
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	500	4,810
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	325	11,124
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	450	2,952
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	175	2,508
La-Z-Boy, Inc. (Household Durables)	150	4,590
LCI Industries (Auto Components)	75	6,761
LegacyTexas Financial Group, Inc. (Banks)	150	5,853
LendingClub Corp.* (Consumer Finance)	1,050	3,980
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	175	2,100
Lexington Realty Trust (Equity Real Estate Investment Trusts)	650	5,675
LHC Group, Inc.* (Health Care Providers & Services)	100	8,558

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 211

Common Stocks, continued

	Shares	Value
Liberty Braves Group*—Class C (Media)	125	$3,233
Liberty Expedia Holdings*—Class A (Internet & Direct Marketing Retail)	150	6,591
Liberty Latin America, Ltd.*—Class A (Media)	150	2,868
Liberty Latin America, Ltd.*—Class C (Media)	350	6,783
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Direct Marketing Retail)	250	4,025
LifePoint Health, Inc.* (Health Care Providers & Services)	100	4,880
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	300	1,560
Limelight Networks, Inc.* (Internet Software & Services)	450	2,012
Liquidity Services, Inc.* (Internet Software & Services)	200	1,310
LivaNova PLC* (Health Care Equipment & Supplies)	125	12,477
Live Oak Bancshares, Inc. (Banks)	100	3,065
LivePerson, Inc.* (Internet Software & Services)	175	3,693
LiveXLive Media, Inc.* (Media)	175	1,010
Louisiana-Pacific Corp. (Paper & Forest Products)	425	11,568
Loxo Oncology, Inc.* (Biotechnology)	75	13,010
LSC Communications, Inc. (Commercial Services & Supplies)	150	2,349
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	125	5,343
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	100	2,435
Lumentum Holdings, Inc.* (Communications Equipment)	175	10,133
Luminex Corp. (Life Sciences Tools & Services)	125	3,691
M.D.C. Holdings, Inc. (Household Durables)	150	4,616
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	150	3,456
M/I Homes, Inc.* (Household Durables)	100	2,648
Macatawa Bank Corp. (Banks)	150	1,821
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	275	5,577
MacroGenics, Inc.* (Biotechnology)	150	3,098
Magellan Health, Inc.* (Health Care Providers & Services)	75	7,196
Maiden Holdings, Ltd. (Insurance)	275	2,131
Mallinckrodt PLC* (Pharmaceuticals)	250	4,665
MannKind Corp.* (Biotechnology)	825	1,568
ManTech International Corp.—Class A (IT Services)	75	4,023
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	225	1,591
Marrone Bio Innovations, Inc.* (Chemicals)	675	1,242
Marten Transport, Ltd. (Road & Rail)	150	3,518
Masonite International Corp.* (Building Products)	75	5,389
MasTec, Inc.* (Construction & Engineering)	175	8,881
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	300	9,014
Matrix Service Co.* (Energy Equipment & Services)	125	2,294
Matson, Inc. (Marine)	125	4,797
Matthews International Corp.—Class A (Commercial Services & Supplies)	100	5,880
Maxar Technologies, Ltd. (Aerospace & Defense)	175	8,841
MAXIMUS, Inc. (IT Services)	175	10,868
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	225	3,508
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	250	1,300
MB Financial, Inc. (Banks)	225	10,507
MBIA, Inc.* (Insurance)	325	2,938
McDermott International, Inc.* (Energy Equipment & Services)	500	9,824
McGrath RentCorp (Commercial Services & Supplies)	75	4,745
MDC Partners, Inc.*—Class A (Media)	325	1,495
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	150	1,653
MediciNova, Inc.* (Biotechnology)	200	1,592
Medidata Solutions, Inc.* (Health Care Technology)	150	12,085
Mercury Systems, Inc.* (Aerospace & Defense)	150	5,709
Meredith Corp. (Media)	125	6,375
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	175	3,351
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	150	2,385
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	150	7,680
Meritage Homes Corp.* (Household Durables)	125	5,494
Meritor, Inc.* (Machinery)	250	5,143
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	5,038
MGE Energy, Inc. (Electric Utilities)	100	6,305
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,050	11,255
Milacron Holdings Corp.* (Machinery)	225	4,259
MiMedx Group, Inc.* (Biotechnology)	425	2,716
Mindbody, Inc.* (Internet Software & Services)	125	4,825
Minerals Technologies, Inc. (Chemicals)	100	7,535
Minerva Neurosciences, Inc.* (Biotechnology)	175	1,444
Miragen Therapeutics, Inc.* (Biotechnology)	200	1,282
Mitek System, Inc.* (Software)	175	1,558
Mobile Mini, Inc. (Commercial Services & Supplies)	125	5,863
MobileIron, Inc.* (Software)	375	1,669
Model N, Inc.* (Software)	125	2,325
Modine Manufacturing Co.* (Auto Components)	175	3,194
Moelis & Co. (Capital Markets)	125	7,331
Momenta Pharmaceuticals, Inc.* (Biotechnology)	250	5,113
MoneyGram International, Inc.* (IT Services)	200	1,338
Monmouth Real Estate Investment Corp.— Class A (Equity Real Estate Investment Trusts)	250	4,133
Monotype Imaging Holdings, Inc. (Software)	150	3,045
Monro Muffler Brake, Inc. (Specialty Retail)	100	5,810
Moog, Inc.—Class A (Aerospace & Defense)	100	7,796
MRC Global, Inc.* (Trading Companies & Distributors)	250	5,418
MSA Safety, Inc. (Commercial Services & Supplies)	100	9,633
MSG Networks, Inc.*—Class A (Media)	200	4,790
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	150	2,940
Mueller Industries, Inc. (Machinery)	175	5,164
Mueller Water Products, Inc.—Class A (Machinery)	475	5,567
Murphy USA, Inc.* (Specialty Retail)	100	7,429
Myers Industries, Inc. (Containers & Packaging)	125	2,400
Myokardia, Inc.* (Pharmaceuticals)	100	4,965

See accompanying notes to financial statements.

212 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Myriad Genetics, Inc.* (Biotechnology)	200	$7,473
Nantkwest, Inc.* (Biotechnology)	400	1,224
Natera, Inc.* (Biotechnology)	150	2,823
National Bank Holdings Corp. (Banks)	100	3,859
National CineMedia, Inc. (Media)	300	2,520
National General Holdings Corp. (Insurance)	200	5,266
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	125	9,210
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	150	4,623
National Vision Holdings, Inc.* (Specialty Retail)	100	3,657
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	125	2,191
Natus Medical, Inc.* (Health Care Equipment & Supplies)	100	3,450
Nautilus, Inc.* (Leisure Products)	125	1,963
Navigant Consulting, Inc.* (Professional Services)	150	3,321
Navistar International Corp.* (Machinery)	150	6,108
NBT Bancorp, Inc. (Banks)	125	4,769
NCI Building Systems, Inc.* (Building Products)	150	3,150
Neogen Corp.* (Health Care Equipment & Supplies)	150	12,028
NeoGenomics, Inc.* (Life Sciences Tools & Services)	200	2,622
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	225	1,402
Neos Therapeutics, Inc.* (Pharmaceuticals)	200	1,250
NETGEAR, Inc.* (Communications Equipment)	100	6,250
NetScout Systems, Inc.* (Communications Equipment)	250	7,425
Nevro Corp.* (Health Care Equipment & Supplies)	75	5,989
New Jersey Resources Corp. (Gas Utilities)	250	11,187
New Media Investment Group, Inc. (Media)	200	3,696
New Relic, Inc.* (Internet Software & Services)	125	12,573
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	300	2,271
New York & Co., Inc.* (Specialty Retail)	275	1,408
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	425	2,554
NewLink Genetics Corp.* (Biotechnology)	250	1,190
Newpark Resources, Inc.* (Energy Equipment & Services)	325	3,526
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	175	1,598
Nexstar Broadcasting Group, Inc.—Class A (Media)	125	9,174
NIC, Inc. (Internet Software & Services)	225	3,499
NII Holdings, Inc.* (Wireless Telecommunication Services)	475	1,853
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	225	3,668
NN, Inc. (Machinery)	125	2,363
Noble Corp. PLC* (Energy Equipment & Services)	825	5,222
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	700	1,876
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	625	1,969
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	175	2,909
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	175	2,536
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	300	5,217
Northwest Natural Gas Co. (Gas Utilities)	100	6,380
NorthWestern Corp. (Multi-Utilities)	150	8,588
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	100	6,230
Novavax, Inc.* (Biotechnology)	1,575	2,111
Novocure, Ltd.* (Health Care Equipment & Supplies)	225	7,043
NOW, Inc.* (Trading Companies & Distributors)	350	4,666
NRG Yield, Inc.—Class A (Independent Power & Renewable Electricity Producers)	100	1,705
NRG Yield, Inc.—Class C (Independent Power & Renewable Electricity Producers)	225	3,870
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	100	3,850
NuVasive, Inc.* (Health Care Equipment & Supplies)	150	7,818
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	200	5,580
Nymox Pharmaceutical Corp.* (Biotechnology)	350	1,176
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	775	10,051
Ocean RIG Udw, Inc.* (Energy Equipment & Services)	175	5,159
Oceaneering International, Inc. (Energy Equipment & Services)	300	7,638
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	150	4,494
Oclaro, Inc.* (Communications Equipment)	550	4,912
Ocular Therapeutix, Inc.* (Pharmaceuticals)	200	1,350
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	500	1,980
Office Depot, Inc. (Specialty Retail)	1,750	4,463
OFG Bancorp (Banks)	175	2,459
Oil States International, Inc.* (Energy Equipment & Services)	175	5,618
Old National Bancorp (Banks)	450	8,370
Old Second Bancorp, Inc. (Banks)	125	1,800
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	150	10,874
Omeros Corp.* (Pharmaceuticals)	175	3,175
Omnicell, Inc.* (Health Care Technology)	125	6,556
OMNOVA Solutions, Inc.* (Chemicals)	200	2,080
On Deck Capital, Inc.* (Diversified Financial Services)	250	1,750
ONE Gas, Inc. (Gas Utilities)	150	11,210
OneSpan, Inc.* (Software)	125	2,456
OPKO Health, Inc.* (Biotechnology)	1,025	4,818
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	200	3,294
ORBCOMM, Inc.* (Diversified Telecommunication Services)	275	2,778
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	250	1,880
Organovo Holdings, Inc.* (Biotechnology)	900	1,260
Orion Marine Group, Inc.* (Construction & Engineering)	175	1,446
Oritani Financial Corp. (Thrifts & Mortgage Finance)	150	2,430
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	125	6,648
Otter Tail Corp. (Electric Utilities)	125	5,950
Overseas Shipholding Group, Inc.*—Class A (Oil, Gas & Consumable Fuels)	375	1,455

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 213

Common Stocks, continued

	Shares	Value
Owens & Minor, Inc. (Health Care Providers & Services)	200	$3,342
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	125	1,611
P.H. Glatfelter Co. (Paper & Forest Products)	150	2,939
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	550	1,953
Pacific Premier Bancorp, Inc.* (Banks)	150	5,723
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	125	4,006
Palatin Technologies, Inc.* (Biotechnology)	1,450	1,406
Pandora Media, Inc.* (Internet Software & Services)	775	6,107
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	125	2,173
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	175	1,785
Party City Holdco, Inc.* (Specialty Retail)	150	2,288
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	250	4,687
Patterson Cos., Inc. (Health Care Providers & Services)	250	5,668
Paylocity Holding Corp.* (Software)	100	5,886
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	175	10,578
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	150	1,797
PDL BioPharma, Inc.* (Biotechnology)	750	1,755
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	225	10,232
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	200	7,760
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	250	8,398
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	250	2,748
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	200	3,798
Perficient, Inc.* (IT Services)	125	3,296
Performance Food Group Co.* (Food & Staples Retailing)	300	11,010
Perspecta, Inc. (IT Services)	425	8,734
PGT, Inc.* (Building Products)	175	3,649
PHH Corp.* (Thrifts & Mortgage Finance)	175	1,901
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	275	2,193
Physicians Realty Trust (Equity Real Estate Investment Trusts)	525	8,369
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	375	7,474
Pier 1 Imports, Inc. (Specialty Retail)	500	1,190
Pieris Pharmaceuticals, Inc.* (Biotechnology)	300	1,521
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	150	5,060
Pioneer Energy Services Corp.* (Energy Equipment & Services)	400	2,340
Pitney Bowes, Inc. (Commercial Services & Supplies)	575	4,928
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	250	10,984
Plantronics, Inc. (Communications Equipment)	100	7,625
Plexus Corp.* (Electronic Equipment, Instruments & Components)	100	5,954
Plug Power, Inc.* (Electrical Equipment)	1,000	2,020
PNM Resources, Inc. (Electric Utilities)	225	8,753
PolyOne Corp. (Chemicals)	225	9,724
Portland General Electric Co. (Electric Utilities)	250	10,690
Portola Pharmaceuticals, Inc.* (Biotechnology)	200	7,553
Potlatch Corp. (Equity Real Estate Investment Trusts)	175	8,899
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	75	5,479
PQ Group Holdings, Inc.* (Chemicals)	150	2,700
PRA Group, Inc.* (Consumer Finance)	150	5,783
Preferred Apartment Communities, Inc.— Class A (Equity Real Estate Investment Trusts)	150	2,549
Presidio, Inc.* (IT Services)	150	1,965
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	150	5,757
Primerica, Inc. (Insurance)	125	12,449
Primo Water Corp.* (Beverages)	125	2,187
Primoris Services Corp. (Construction & Engineering)	150	4,085
ProAssurance Corp. (Insurance)	175	6,204
Progenics Pharmaceuticals, Inc.* (Biotechnology)	300	2,412
Progress Software Corp. (Software)	150	5,823
ProPetro Holding Corp.* (Energy Equipment & Services)	250	3,920
PROS Holdings, Inc.* (Software)	100	3,657
Proteostasis Therapeutics, Inc.* (Biotechnology)	375	1,046
Prothena Corp. PLC* (Biotechnology)	175	2,552
Proto Labs, Inc.* (Machinery)	75	8,920
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	200	5,506
PTC Therapeutics, Inc.* (Biotechnology)	150	5,060
Puma Biotechnology, Inc.* (Biotechnology)	100	5,915
Q2 Holdings, Inc.* (Internet Software & Services)	100	5,705
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	150	5,925
Quad/Graphics, Inc. (Commercial Services & Supplies)	125	2,604
Quality Care Properties* (Equity Real Estate Investment Trusts)	275	5,915
Quality Systems, Inc.* (Health Care Technology)	175	3,413
Qualys, Inc.* (Software)	100	8,430
Quanex Building Products Corp. (Building Products)	150	2,693
Quantenna Communications, Inc.* (Communications Equipment)	150	2,331
Quidel Corp.* (Health Care Equipment & Supplies)	100	6,650
QuinStreet, Inc.* (Internet Software & Services)	175	2,223
Quorum Health Corp.* (Health Care Providers & Services)	250	1,250
Quotient Technology, Inc.* (Internet Software & Services)	275	3,603
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	300	1,728
R1 RCM, Inc.* (Health Care Providers & Services)	375	3,255
Radian Group, Inc. (Thrifts & Mortgage Finance)	625	10,137
Radiant Logistics, Inc.* (Air Freight & Logistics)	325	1,271
Radius Health, Inc.* (Biotechnology)	125	3,684
RadNet, Inc.* (Health Care Providers & Services)	175	2,625
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	350	4,389
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	275	3,633
Rapid7, Inc.* (Software)	125	3,528
Raven Industries, Inc. (Industrial Conglomerates)	125	4,806

See accompanying notes to financial statements.

214 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Rayonier Advanced Materials, Inc. (Chemicals)	200	$3,418
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	200	6,700
Redfin Corp.* (Real Estate Management & Development)	225	5,195
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	250	4,118
Regenxbio, Inc.* (Biotechnology)	100	7,174
Regis Corp.* (Diversified Consumer Services)	150	2,481
Remark Holdings, Inc.* (Internet Software & Services)	250	978
Renasant Corp. (Banks)	150	6,828
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	150	2,678
Rent-A-Center, Inc.* (Specialty Retail)	175	2,576
Repligen Corp.* (Biotechnology)	125	5,880
Republic First Bancorp, Inc.* (Banks)	225	1,766
Resources Connection, Inc. (Professional Services)	125	2,113
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	325	6,227
Retrophin, Inc.* (Biotechnology)	125	3,408
REV Group, Inc. (Machinery)	125	2,126
Revance Therapeutics, Inc.* (Pharmaceuticals)	125	3,431
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	250	7,848
Rexnord Corp.* (Machinery)	300	8,718
Ribbon Communications, Inc.* (Communications Equipment)	275	1,958
Rigel Pharmaceuticals, Inc.* (Biotechnology)	700	1,981
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	225	2,840
Rite Aid Corp.* (Food & Staples Retailing)	3,200	5,536
RLI Corp. (Insurance)	125	8,274
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	500	11,024
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	300	1,479
Roku, Inc.* (Household Durables)	125	5,328
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	400	6,488
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	350	1,610
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,960
Rush Enterprises, Inc.*—Class A (Trading Companies & Distributors)	100	4,338
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	100	2,805
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	125	10,393
S&T Bancorp, Inc. (Banks)	100	4,324
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	500	10,864
Safe Bulkers, Inc.* (Marine)	375	1,275
Saia, Inc.* (Road & Rail)	75	6,063
SailPoint Technologies Holding, Inc.* (Software)	125	3,068
Sally Beauty Holdings, Inc.* (Specialty Retail)	375	6,011
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	425	1,921
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	125	2,218
Sandy Spring Bancorp, Inc. (Banks)	100	4,101
Sangamo BioSciences, Inc.* (Biotechnology)	325	4,615
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	200	5,860
Savara, Inc.* (Biotechnology)	150	1,698
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	75	3,023
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	100	3,370
Scholastic Corp. (Media)	100	4,431
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	100	4,372
Science Applications International Corp. (IT Services)	125	10,116
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	150	7,373
Scorpio Bulkers, Inc. (Marine)	275	1,953
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,075	3,021
Seacoast Banking Corp. of Florida* (Banks)	150	4,737
Sears Holdings Corp.* (Multiline Retail)	475	1,126
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	175	3,819
Select Energy Services, Inc.* (Energy Equipment & Services)	175	2,543
Select Income REIT (Equity Real Estate Investment Trusts)	200	4,494
Select Medical Holdings Corp.* (Health Care Providers & Services)	325	5,899
Selective Insurance Group, Inc. (Insurance)	175	9,624
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	250	6,350
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	175	8,234
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	350	1,439
Sensient Technologies Corp. (Chemicals)	125	8,944
Seritage Growth Properties—Class A (Equity Real Estate Investment Trusts)	100	4,243
ServiceSource International, Inc.* (IT Services)	425	1,675
ServisFirst Bancshares, Inc. (Banks)	150	6,260
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	75	4,964
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	150	4,904
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	275	4,111
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	100	9,003
SIGA Technologies, Inc.* (Pharmaceuticals)	275	1,634
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	225	1,373
Signet Jewelers, Ltd. (Specialty Retail)	175	9,755
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	125	12,449
Simmons First National Corp.—Class A (Banks)	275	8,223
Simply Good Foods Co. (The)* (Food Products)	225	3,249
Simpson Manufacturing Co., Inc. (Building Products)	125	7,773
Sinclair Broadcast Group, Inc.—Class A (Media)	225	7,233
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	125	10,495
SkyWest, Inc. (Airlines)	150	7,785
Sleep Number Corp.* (Specialty Retail)	125	3,628
Solaris Oilfield Infrastructure, Inc.* (Energy Equipment & Services)	125	1,786
Sonic Corp. (Hotels, Restaurants & Leisure)	125	4,303

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 215

Common Stocks, continued

	Shares	Value
Sorrento Therapeutics, Inc.* (Biotechnology)	375	$2,700
Sotheby’s*—Class A (Diversified Consumer Services)	125	6,793
South Jersey Industries, Inc. (Gas Utilities)	250	8,368
South State Corp. (Banks)	100	8,625
Southside Bancshares, Inc. (Banks)	100	3,368
Southwest Gas Corp. (Gas Utilities)	125	9,534
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,700	9,009
Spark Therapeutics, Inc.* (Biotechnology)	100	8,275
Spartan Motors, Inc. (Auto Components)	150	2,265
SpartanNash Co. (Food & Staples Retailing)	125	3,190
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	300	6,288
Spire, Inc. (Gas Utilities)	150	10,598
Spirit Airlines, Inc.* (Airlines)	200	7,270
Spirit MTA REIT* (Equity Real Estate Investment Trusts)	200	2,060
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	250	1,280
SPX Corp.* (Machinery)	125	4,381
SPX FLOW, Inc.* (Machinery)	125	5,471
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	725	7,990
STAAR Surgical Co.* (Health Care Equipment & Supplies)	125	3,875
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	275	7,488
State Bank Financial Corp. (Banks)	125	4,175
Steelcase, Inc.—Class A (Commercial Services & Supplies)	275	3,713
Stemline Therapeutics, Inc.* (Biotechnology)	125	2,006
Sterling Construction Co., Inc.* (Construction & Engineering)	125	1,629
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	175	9,293
Stifel Financial Corp. (Capital Markets)	200	10,449
Stoneridge, Inc.* (Auto Components)	100	3,514
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	175	3,350
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	325	4,651
Summit Materials, Inc.*—Class A (Construction Materials)	325	8,531
Sun Hydraulics Corp. (Machinery)	100	4,819
SunCoke Energy, Inc.* (Metals & Mining)	225	3,015
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	275	2,109
Sunrun, Inc.* (Electrical Equipment)	300	3,945
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	650	10,802
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	125	2,956
Superior Energy Services, Inc.* (Energy Equipment & Services)	500	4,870
Superior Industries International, Inc. (Auto Components)	100	1,790
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	150	8,977
SUPERVALU, Inc.* (Food & Staples Retailing)	150	3,078
Sykes Enterprises, Inc.* (IT Services)	125	3,598
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	100	5,037
Syneos Health, Inc.* (Life Sciences Tools & Services)	175	8,207
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,100	1,914
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	75	7,238
Syntel, Inc.* (IT Services)	125	4,011
Syros Pharmaceuticals, Inc.* (Biotechnology)	150	1,532
T2 Biosystems, Inc.* (Biotechnology)	175	1,355
Tahoe Resources, Inc. (Metals & Mining)	1,000	4,920
Tailored Brands, Inc. (Specialty Retail)	150	3,828
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	150	3,303
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	275	6,460
Taylor Morrison Home Corp.*—Class A (Household Durables)	325	6,754
Team, Inc.* (Commercial Services & Supplies)	125	2,888
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	100	8,211
Teekay Corp. (Oil, Gas & Consumable Fuels)	300	2,325
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	1,225	1,433
TEGNA, Inc. (Media)	650	7,053
Teladoc, Inc.* (Health Care Providers & Services)	175	10,158
Telaria, Inc.* (Internet Software & Services)	325	1,313
Telenav, Inc.* (Software)	225	1,260
Teligent, Inc.* (Pharmaceuticals)	350	1,211
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	300	2,496
Tenet Healthcare Corp.* (Health Care Providers & Services)	250	8,393
Tenneco, Inc. (Auto Components)	150	6,594
Terraform Power, Inc.—Class A (Independent Power & Renewable Electricity Producers)	275	3,218
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	175	6,592
Tetra Tech, Inc. (Commercial Services & Supplies)	150	8,774
TETRA Technologies, Inc.* (Energy Equipment & Services)	525	2,336
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	350	1,250
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	200	13,101
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	125	1,988
TG Therapeutics, Inc.* (Biotechnology)	225	2,959
The Andersons, Inc. (Food & Staples Retailing)	100	3,420
The Bancorp, Inc.* (Banks)	225	2,354
The Brink’s Co. (Commercial Services & Supplies)	150	11,962
The Buckle, Inc. (Specialty Retail)	100	2,690
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	125	6,883
The E.W. Scripps Co.—Class A (Media)	175	2,343
The Ensign Group, Inc. (Health Care Providers & Services)	150	5,373
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	350	9,638
The Greenbrier Cos., Inc. (Machinery)	100	5,275
The Hackett Group, Inc. (IT Services)	125	2,009
The KEYW Holding Corp.* (Aerospace & Defense)	225	1,967
The Manitowoc Co., Inc.* (Machinery)	125	3,233
The Medicines Co.* (Pharmaceuticals)	200	7,340
The Meet Group, Inc.* (Internet Software & Services)	400	1,792
The New York Times Co.—Class A (Media)	375	9,712

See accompanying notes to financial statements.

216 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
The St Joe Co.* (Real Estate Management & Development)	150	$2,693
TherapeuticsMD, Inc.* (Pharmaceuticals)	575	3,588
Theravance Biopharma, Inc.* (Pharmaceuticals)	150	3,402
Thermon Group Holdings, Inc.* (Electrical Equipment)	125	2,859
Third Point Reinsurance, Ltd.* (Insurance)	275	3,438
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	150	3,567
Tile Shop Holdings, Inc. (Specialty Retail)	225	1,733
TimkenSteel Corp.* (Metals & Mining)	150	2,453
Tiptree Financial, Inc.—Class A (Diversified Financial Services)	200	1,360
Titan International, Inc. (Machinery)	200	2,146
Tivity Health, Inc.* (Health Care Providers & Services)	125	4,400
TiVo Corp. (Software)	375	5,044
TopBuild Corp.* (Household Durables)	100	7,833
TowneBank (Banks)	200	6,420
TPG RE Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	125	2,540
Trade Desk, Inc. (The)* (Internet Software & Services)	100	9,379
TransEnterix, Inc.* (Health Care Equipment & Supplies)	625	2,725
Travelport Worldwide, Ltd. (IT Services)	375	6,953
Tredegar Corp. (Chemicals)	100	2,350
Trex Co., Inc.* (Building Products)	175	10,952
TRI Pointe Group, Inc.* (Household Durables)	450	7,361
TriMas Corp.* (Machinery)	150	4,410
TriNet Group, Inc.* (Professional Services)	125	6,993
Trinseo SA (Chemicals)	125	8,869
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	175	5,366
Triumph Group, Inc. (Aerospace & Defense)	175	3,430
Tronox, Ltd.—Class A (Chemicals)	300	5,904
TrueBlue, Inc.* (Professional Services)	150	4,043
TrueCar, Inc.* (Internet Software & Services)	325	3,279
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	350	3,115
Trustmark Corp. (Banks)	200	6,526
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	300	5,289
Tupperware Brands Corp. (Household Durables)	150	6,186
Tutor Perini Corp.* (Construction & Engineering)	150	2,768
Tyme Technologies, Inc.* (Biotechnology)	350	1,106
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	225	5,780
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	150	2,490
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	825	1,906
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	125	9,608
UMB Financial Corp. (Banks)	125	9,528
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	150	2,303
Union Bankshares Corp. (Banks)	200	7,776
Unisys Corp.* (IT Services)	200	2,580
Unit Corp.* (Energy Equipment & Services)	175	4,473
United Bankshares, Inc. (Banks)	275	10,009
United Community Banks, Inc. (Banks)	225	6,901
United Community Financial Corp. (Thrifts & Mortgage Finance)	200	2,198
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	175	3,066
United Natural Foods, Inc.* (Food & Staples Retailing)	150	6,399
Universal Corp. (Tobacco)	75	4,954
Universal Forest Products, Inc. (Building Products)	175	6,409
Universal Insurance Holdings, Inc. (Insurance)	100	3,510
Univest Corp. of Pennsylvania (Banks)	100	2,750
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	950	1,530
Urban Edge Properties (Equity Real Estate Investment Trusts)	325	7,433
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	125	2,829
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	200	2,800
Valhi, Inc. (Chemicals)	225	1,071
Valley National Bancorp (Banks)	900	10,943
Vanda Pharmaceuticals, Inc.* (Biotechnology)	175	3,334
Varex Imaging Corp.* (Health Care Equipment & Supplies)	125	4,636
Varonis Systems, Inc.* (Software)	75	5,588
Vector Group, Ltd. (Tobacco)	300	5,723
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	175	2,494
Veracyte, Inc.* (Biotechnology)	150	1,401
Verastem, Inc.* (Biotechnology)	250	1,720
Vericel Corp.* (Biotechnology)	175	1,698
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	325	7,417
Verint Systems, Inc.* (Software)	175	7,761
Verso Corp.*—Class A (Paper & Forest Products)	125	2,720
ViaSat, Inc.* (Communications Equipment)	150	9,858
Viavi Solutions, Inc.* (Communications Equipment)	675	6,912
ViewRay, Inc.* (Health Care Equipment & Supplies)	250	1,730
Viking Therapeutics, Inc.* (Biotechnology)	200	1,898
VirnetX Holding Corp.* (Software)	400	1,360
Virtusa Corp.* (IT Services)	100	4,868
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	375	8,699
Vista Outdoor, Inc.* (Leisure Products)	200	3,098
Vital Therapies, Inc.* (Biotechnology)	225	1,541
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	250	1,238
Vocera Communications, Inc.* (Health Care Technology)	100	2,989
Vonage Holdings Corp.* (Diversified Telecommunication Services)	650	8,378
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	375	2,681
Wabash National Corp. (Machinery)	200	3,732
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	250	4,493
WageWorks, Inc.* (Professional Services)	125	6,250
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	75	4,174
Warrior Met Coal, Inc. (Metals & Mining)	125	3,446
Washington Federal, Inc. (Thrifts & Mortgage Finance)	250	8,175
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	600	4,866
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	225	6,824

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 217

Common Stocks, continued

	Shares	Value
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	125	$2,131
Watts Water Technologies, Inc.—Class A (Machinery)	75	5,880
Web.com Group, Inc.* (Internet Software & Services)	150	3,878
Weight Watchers International, Inc.* (Diversified Consumer Services)	100	10,109
Werner Enterprises, Inc. (Road & Rail)	150	5,633
WesBanco, Inc. (Banks)	125	5,630
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	225	2,531
Westamerica Bancorp (Banks)	75	4,238
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	175	1,824
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	150	1,650
WGL Holdings, Inc. (Gas Utilities)	150	13,312
Whitestone REIT (Equity Real Estate Investment Trusts)	175	2,184
WideOpenWest, Inc.* (Media)	175	1,691
Wildhorse Resource Development Corp.* (Oil, Gas & Consumable Fuels)	100	2,536
William Lyon Homes*—Class A (Household Durables)	125	2,900
Willscot Corp.* (Construction & Engineering)	150	2,220
Windstream Holdings, Inc.* (Diversified Telecommunication Services)	250	1,318
Wingstop, Inc. (Hotels, Restaurants & Leisure)	100	5,212
Winnebago Industries, Inc. (Automobiles)	100	4,060
WisdomTree Investments, Inc. (Capital Markets)	400	3,632
WMIH Corp.* (Insurance)	1,175	1,575
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	275	9,562
Woodward, Inc. (Machinery)	150	11,528
Workiva, Inc.* (Software)	100	2,440
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	225	4,592
World Wrestling Entertainment, Inc.—Class A (Media)	125	9,102
Worthington Industries, Inc. (Metals & Mining)	125	5,246
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	300	7,788
WSFS Financial Corp. (Thrifts & Mortgage Finance)	100	5,330
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	200	2,794
Xencor, Inc.* (Biotechnology)	150	5,552
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	325	7,917
XO Group, Inc.* (Internet Software & Services)	100	3,200
Xperi Corp. (Semiconductors & Semiconductor Equipment)	175	2,818
Yelp, Inc.* (Internet Software & Services)	225	8,815
Yext, Inc.* (Internet Software & Services)	250	4,835
YRC Worldwide, Inc.* (Road & Rail)	175	1,759
ZAGG, Inc.* (Household Durables)	125	2,163
Zion Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	400	1,622
ZIOPHARM Oncology, Inc.* (Biotechnology)	625	1,888
ZixCorp.* (Software)	300	1,617
Zogenix, Inc.* (Pharmaceuticals)	100	4,420
Zomedica Pharmaceuticals Corp.* (Pharmaceuticals)	550	1,238
TOTAL COMMON STOCKS (Cost $4,183,182)		5,772,367

Contingent Right(NM)

Dyax Corp.*^+(a) (Biotechnology)	450	500
TOTAL CONTINGENT RIGHT (Cost $—)		500

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (58.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $8,085,320	$8,084,000	$8,084,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,084,000)		8,084,000
TOTAL INVESTMENT SECURITIES (Cost $12,267,182)—99.8%		13,856,867
Net other assets (liabilities)—0.2%		31,034
NET ASSETS—100.0%		$13,887,901

*	Non-income producing security.
^	The Advisor has deemed these securities to be illiquid. As of June 30, 2018, these securities represented less than 0.005% of the net assets of the Fund.
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represented less than 0.005% of the net assets of the Fund.
(a)

Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $631,000.

(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

218 :: ProFund VP Small-Cap :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	12	9/24/18	$988,020	$(17,783)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	7/27/18	2.13%	$4,122,561	$8,416
Russell 2000 Index	UBS AG	7/27/18	1.98%	3,003,576	6,123
				$7,126,137	$14,539

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

ProFund VP Small-Cap invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$74,886	0.5%
Air Freight & Logistics	19,602	0.1%
Airlines	20,448	0.1%
Auto Components	58,602	0.4%
Automobiles	4,060	NM
Banks	491,045	3.4%
Beverages	3,347	NM
Biotechnology	423,850	2.9%
Building Products	76,024	0.5%
Capital Markets	66,034	0.5%
Chemicals	124,124	0.8%
Commercial Services & Supplies	143,003	1.0%
Communications Equipment	105,709	0.8%
Construction & Engineering	68,738	0.5%
Construction Materials	8,531	0.1%
Consumer Finance	39,892	0.3%
Containers & Packaging	6,367	NM
Distributors	3,405	NM
Diversified Consumer Services	47,608	0.3%
Diversified Financial Services	11,269	0.1%
Diversified Telecommunication Services	34,191	0.2%
Electric Utilities	64,533	0.5%
Electrical Equipment	38,390	0.3%
Electronic Equipment, Instruments & Components	138,971	1.0%
Energy Equipment & Services	119,880	0.9%
Equity Real Estate Investment Trusts	429,523	3.1%
Food & Staples Retailing	32,633	0.2%
Food Products	40,155	0.3%
Gas Utilities	70,589	0.5%
Health Care Equipment & Supplies	191,954	1.4%
Health Care Providers & Services	120,813	0.9%
Health Care Technology	54,266	0.4%
Hotels, Restaurants & Leisure	150,077	1.2%
Household Durables	89,078	0.6%
Household Products	10,295	0.1%
Independent Power & Renewable Electricity Producers	22,851	0.2%
Industrial Conglomerates	4,806	NM
Insurance	134,595	1.0%
Internet & Direct Marketing Retail	44,868	0.3%
Internet Software & Services	191,987	1.4%
IT Services	115,319	0.8%
Leisure Products	16,215	0.1%
Life Sciences Tools & Services	29,620	0.2%
Machinery	182,662	1.4%
Marine	11,516	0.1%
Media	111,822	0.9%
Metals & Mining	78,676	0.6%
Mortgage Real Estate Investment Trusts	80,086	0.6%
Multiline Retail	19,914	0.1%
Multi-Utilities	26,985	0.2%
Oil, Gas & Consumable Fuels	210,922	1.5%
Paper & Forest Products	35,812	0.3%
Personal Products	7,569	0.1%
Pharmaceuticals	136,655	1.0%
Professional Services	64,732	0.5%
Real Estate Management & Development	25,400	0.2%
Road & Rail	35,200	0.3%
Semiconductors & Semiconductor Equipment	163,927	1.2%
Software	168,307	1.2%
Specialty Retail	154,546	1.2%
Technology Hardware, Storage & Peripherals	28,900	0.2%
Textiles, Apparel & Luxury Goods	43,686	0.3%
Thrifts & Mortgage Finance	126,623	0.9%
Tobacco	12,461	0.1%
Trading Companies & Distributors	77,483	0.6%
Water Utilities	16,684	0.1%
Wireless Telecommunication Services	10,146	0.1%
Other**	8,115,034	58.4%
Total	$13,887,901	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 219

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$12,267,182
Securities, at value	5,772,867
Repurchase agreements, at value	8,084,000
Total Investment Securities, at value	13,856,867
Cash	212
Segregated cash balances with brokers	41,580
Segregated cash balances with custodian	938
Dividends and interest receivable	6,922
Unrealized appreciation on swap agreements	14,539
Receivable for capital shares issued	10,415
Receivable for investments sold	12,059
Prepaid expenses	165
TOTAL ASSETS	13,943,697

LIABILITIES:
Payable for capital shares redeemed	10,033
Variation margin on futures contracts	2,400
Advisory fees payable	9,323
Management services fees payable	1,243
Administration fees payable	424
Administrative services fees payable	7,577
Distribution fees payable	8,582
Transfer agency fees payable	698
Fund accounting fees payable	507
Compliance services fees payable	73
Other accrued expenses	14,936
TOTAL LIABILITIES	55,796
NET ASSETS	$13,887,901

NET ASSETS CONSIST OF:
Capital	$11,367,887
Accumulated net investment income (loss)	(17,162)
Accumulated net realized gains (losses) on investments	950,735
Net unrealized appreciation (depreciation) on investments	1,586,441
NET ASSETS	$13,887,901

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	396,419

Net Asset Value (offering and redemption price per share)	$35.03

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$37,499
Interest	52,851
TOTAL INVESTMENT INCOME	90,350

EXPENSES:
Advisory fees	47,317
Management services fees	6,309
Administration fees	1,973
Transfer agency fees	2,983
Administrative services fees	13,944
Distribution fees	15,772
Custody fees	791
Fund accounting fees	5,602
Trustee fees	173
Compliance services fees	73
Other fees	5,479
Recoupment of prior expenses reduced by the Advisor	5,575
TOTAL NET EXPENSES	105,991
NET INVESTMENT INCOME (LOSS)	(15,641)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	429,688
Net realized gains (losses) on futures contracts	128,294
Net realized gains (losses) on swap agreements	424,373
Change in net unrealized appreciation/depreciation on investment securities	(65,760)
Change in net unrealized appreciation/depreciation on futures contracts	(40,484)
Change in net unrealized appreciation/depreciation on swap agreements	50,853
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	926,964
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$911,323

See accompanying notes to financial statements.

220 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(15,641)	$(124,119)
Net realized gains (losses) on investments	982,355	1,054,631
Change in net unrealized appreciation/depreciation on investments	(55,391)	538,201
Change in net assets resulting from operations	911,323	1,468,713

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(955,187)	(1,491,113)
Change in net assets resulting from distributions	(955,187)	(1,491,113)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	6,799,701	12,723,905
Distributions reinvested	955,187	1,491,113
Value of shares redeemed	(8,014,620)	(21,226,311)
Change in net assets resulting from capital transactions	(259,732)	(7,011,293)
Change in net assets	(303,596)	(7,033,693)

NET ASSETS:
Beginning of period	14,191,497	21,225,190
End of period	$13,887,901	$14,191,497
Accumulated net investment income (loss)	$(17,162)	$(1,521)

SHARE TRANSACTIONS:
Issued	189,030	355,642
Reinvested	26,459	43,108
Redeemed	(224,199)	(594,479)
Change in shares	(8,710)	(195,729)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap :: 221

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$35.03		$35.32	$29.58	$32.16	$39.81	$29.76

Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.29)	(0.29)	(0.39)	(0.39)	(0.41)
Net realized and unrealized gains (losses) on investments	2.40		4.63	6.03	(1.50)	0.95	11.29
Total income (loss) from investment activities	2.36		4.34	5.74	(1.89)	0.56	10.88

Distributions to Shareholders From:
Net realized gains on investments	(2.36)		(4.63)	—	(0.69)	(8.21)	(0.83)

Net Asset Value, End of Period	$35.03		$35.03	$35.32	$29.58	$32.16	$39.81

Total Return(b)	6.54%		12.43%	19.44%	(6.02)%	2.48%	37.18%

Ratios to Average Net Assets:
Gross expenses(c)	1.68	%(d)	1.72%	1.76%	1.79%	1.80%	1.81%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.25)%		(0.81)%	(0.94)%	(1.22)%	(1.12)%	(1.17)%

Supplemental Data:
Net assets, end of period (000’s)	$13,888		$14,191	$21,225	$12,666	$14,932	$24,482
Portfolio turnover rate(b)(e)	17%		12%	14%	57%	16%	31%

(a)             Per share net investment income (loss) has been calculated using the average daily shares method.

(b)            Not annualized for periods less than one year.

(c)             Annualized for periods less than one year.

(d)     The gross expense ratio includes a non-recurring fee reduction for expenses accrued in a prior year. Had this fee reduction not occurred, the gross expense ratio would have been 1.71%. The net expense ratio, net investment income (loss) ratio, and total return were not affected by the fee reduction.

(e)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

222 :: ProFund VP Small-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Stamps.com, Inc.	1.2%
Ligand Pharmaceuticals, Inc.	1.2%
FirstCash, Inc.	1.1%
Neogen Corp.	1.0%
ASGN, Inc.	1.0%

S&P SmallCap 600 Growth Index — Composition

% of Index
Industrials	20%
Health Care	18%
Information Technology	17%
Consumer Discretionary	14%
Financials	13%
Real Estate	6%
Materials	4%
Consumer Staples	4%
Utilities	2%
Telecommunication Services	1%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
8x8, Inc.* (Software)	3,990	$80,000
AAON, Inc. (Building Products)	1,995	66,334
Abaxis, Inc. (Health Care Equipment & Supplies)	1,140	94,631
Actuant Corp.—Class A (Machinery)	1,710	50,189
ADTRAN, Inc. (Communications Equipment)	1,995	29,626
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	3,135	182,112
AdvanSix, Inc.* (Chemicals)	1,140	41,758
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	5,985	176,498
Aerovironment, Inc.* (Aerospace & Defense)	1,710	122,145
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	570	8,835
Agree Realty Corp. (Equity Real Estate Investment Trusts)	1,140	60,158
Alamo Group, Inc. (Machinery)	855	77,258
Alarm.com Holdings, Inc.* (Internet Software & Services)	1,140	46,033
Albany International Corp.—Class A (Machinery)	2,280	137,142
Allegiant Travel Co. (Airlines)	570	79,202
Ambac Financial Group, Inc.* (Insurance)	855	16,972
Amedisys, Inc.* (Health Care Providers & Services)	2,280	194,849
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,425	54,563
American States Water Co. (Water Utilities)	1,710	97,743
American Vanguard Corp. (Chemicals)	1,425	32,704
American Woodmark Corp.* (Building Products)	1,140	104,367
Ameris Bancorp (Banks)	1,995	106,433
AMERISAFE, Inc. (Insurance)	570	32,918
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	3,705	217,113
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,425	21,746
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	855	57,114
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	570	18,240
Apogee Enterprises, Inc. (Building Products)	1,140	54,914
Applied Optoelectronics, Inc.* (Communications Equipment)	1,425	63,983
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,995	29,726
ASGN, Inc.* (Insurance)	3,990	311,977
Avista Corp. (Multi-Utilities)	2,280	120,065
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,565	50,787
Axon Enterprise, Inc.* (Aerospace & Defense)	4,560	288,101
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	4,275	174,890
B&G Foods, Inc.—Class A (Food Products)	3,420	102,258
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	1,425	63,698
Balchem Corp. (Chemicals)	1,425	139,850
Banc of California, Inc. (Banks)	1,710	33,431
Banner Corp. (Banks)	1,140	68,548
Barnes Group, Inc. (Machinery)	3,705	218,224
Berkshire Hills Bancorp, Inc. (Banks)	855	34,713
BioTelemetry, Inc.* (Health Care Providers & Services)	2,565	115,425
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	855	51,300
Bottomline Technologies, Inc.* (Software)	2,850	142,015
Brady Corp.—Class A (Commercial Services & Supplies)	1,710	65,921
Brookline Bancorp, Inc. (Banks)	2,850	53,010
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	5,415	176,637

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 223

Common Stocks, continued

	Shares	Value
C&J Energy Services, Inc.* (Energy Equipment & Services)	1,140	$26,904
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,995	214,582
CalAmp Corp.* (Communications Equipment)	2,850	66,776
Calavo Growers, Inc. (Food Products)	1,140	109,611
California Water Service Group (Water Utilities)	2,280	88,806
Callaway Golf Co. (Leisure Products)	4,845	91,910
Cal-Maine Foods, Inc.* (Food Products)	855	39,202
Cambrex Corp.* (Life Sciences Tools & Services)	1,710	89,433
Capella Education Co. (Diversified Consumer Services)	570	56,259
CARBO Ceramics, Inc.* (Energy Equipment & Services)	570	5,227
Career Education Corp.* (Diversified Consumer Services)	3,420	55,301
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	3,420	57,080
Cavco Industries, Inc.* (Household Durables)	570	118,361
Central Garden & Pet Co.* (Household Products)	855	37,175
Central Garden & Pet Co.*—Class A (Household Products)	2,850	115,339
Central Pacific Financial Corp. (Banks)	1,425	40,826
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	1,710	51,642
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	1,995	63,122
City Holding Co. (Banks)	570	42,881
Coca-Cola Bottling Co. (Beverages)	285	38,512
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	3,135	167,409
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	2,280	55,883
Columbia Banking System, Inc. (Banks)	2,850	116,565
Comfort Systems USA, Inc. (Construction & Engineering)	2,850	130,530
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	570	17,026
Computer Programs & Systems, Inc. (Health Care Technology)	285	9,377
CONMED Corp. (Health Care Equipment & Supplies)	855	62,586
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,140	43,719
Control4 Corp.* (Electronic Equipment, Instruments & Components)	1,710	41,570
Corcept Therapeutics, Inc.* (Pharmaceuticals)	7,410	116,485
CorVel Corp.* (Health Care Providers & Services)	855	46,170
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	3,420	60,226
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,140	31,749
CSG Systems International, Inc. (IT Services)	1,140	46,592
CTS Corp. (Electronic Equipment, Instruments & Components)	1,425	51,300
Cubic Corp. (Aerospace & Defense)	855	54,891
Customers Bancorp, Inc.* (Banks)	1,140	32,353
Cutera, Inc.* (Health Care Equipment & Supplies)	1,140	45,942
CVB Financial Corp. (Banks)	4,275	95,846
Cytokinetics, Inc.* (Biotechnology)	1,710	14,193
Darling Ingredients, Inc.* (Food Products)	6,555	130,313
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	3,135	149,226
Depomed, Inc.* (Pharmaceuticals)	2,280	15,208
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,140	22,230
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	570	42,636
Dorman Products, Inc.* (Auto Components)	1,140	77,873
Eagle Pharmaceuticals, Inc.* (Biotechnology)	570	43,126
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	4,560	90,106
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	2,850	272,345
Ebix, Inc. (Software)	1,710	130,388
eHealth, Inc.* (Insurance)	570	12,597
El Paso Electric Co. (Electric Utilities)	1,710	101,061
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	2,565	40,450
Emergent BioSolutions, Inc.* (Biotechnology)	2,850	143,897
Employers Holdings, Inc. (Insurance)	1,140	45,828
Enanta Pharmaceuticals, Inc.* (Biotechnology)	1,140	132,126
Encore Capital Group, Inc.* (Consumer Finance)	1,140	41,724
EnPro Industries, Inc. (Machinery)	1,710	119,615
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	855	80,456
ESCO Technologies, Inc. (Machinery)	1,140	65,778
EVERTEC, Inc. (IT Services)	1,710	37,364
ExlService Holdings, Inc.* (IT Services)	2,565	145,204
Exponent, Inc. (Professional Services)	3,990	192,717
Extreme Networks, Inc.* (Communications Equipment)	9,120	72,595
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	855	46,469
Federal Signal Corp. (Machinery)	2,565	59,739
Financial Engines, Inc. (Capital Markets)	2,280	102,371
First Commonwealth Financial Corp. (Banks)	4,845	75,146
First Financial Bancorp (Banks)	3,420	104,823
First Financial Bankshares, Inc. (Banks)	3,135	159,572
FirstCash, Inc. (Consumer Finance)	3,705	332,894
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	5,700	75,810
Forrester Research, Inc. (IT Services)	570	23,912
Forward Air Corp. (Air Freight & Logistics)	2,280	134,702
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	4,845	119,331
Fox Factory Holding Corp.* (Auto Components)	2,850	132,668
Franklin Electric Co., Inc. (Machinery)	1,425	64,268
Franklin Financial Network, Inc.* (Banks)	285	10,716
Gentherm, Inc.* (Auto Components)	1,140	44,802
Getty Realty Corp. (Equity Real Estate Investment Trusts)	1,425	40,142
Glacier Bancorp, Inc. (Banks)	3,705	143,309
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	2,850	58,226
Green BanCorp, Inc. (Banks)	1,425	30,780
Green Dot Corp.*—Class A (Consumer Finance)	3,705	271,910
Griffon Corp. (Building Products)	1,140	20,292
H.B. Fuller Co. (Chemicals)	1,710	91,793
Hanmi Financial Corp. (Banks)	1,425	40,399
Harsco Corp.* (Machinery)	6,270	138,566
HealthEquity, Inc.* (Health Care Providers & Services)	3,990	299,649
HealthStream, Inc. (Health Care Technology)	855	23,350
Heartland Express, Inc. (Road & Rail)	1,425	26,434
Heritage Financial Corp. (Banks)	1,425	49,661

See accompanying notes to financial statements.

224 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Heska Corp.* (Pharmaceuticals)	570	$59,160
HFF, Inc.—Class A (Real Estate Management & Development)	2,850	97,898
Hillenbrand, Inc. (Machinery)	2,565	120,940
HMS Holdings Corp.* (Health Care Technology)	2,565	55,455
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	4,275	185,748
Independent Bank Corp. (Banks)	1,140	89,376
Ingevity Corp.* (Chemicals)	3,420	276,541
Innospec, Inc. (Chemicals)	855	65,450
Innoviva, Inc.* (Pharmaceuticals)	5,415	74,727
Inogen, Inc.* (Health Care Equipment & Supplies)	1,425	265,520
Insperity, Inc. (Professional Services)	2,850	271,463
Installed Building Products, Inc.* (Household Durables)	1,710	96,701
Integer Holdings Corp.* (Health Care Equipment & Supplies)	2,280	147,402
Inter Parfums, Inc. (Personal Products)	1,425	76,238
Interface, Inc. (Commercial Services & Supplies)	4,560	104,651
iRobot Corp.* (Household Durables)	2,280	172,755
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,140	68,457
J & J Snack Foods Corp. (Food Products)	855	130,362
James River Group Holdings, Ltd. (Insurance)	1,140	44,791
John Bean Technologies Corp. (Machinery)	2,565	228,028
KEMET Corp.* (Electronic Equipment, Instruments & Components)	3,990	96,359
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	3,135	8,966
Koppers Holdings, Inc.* (Chemicals)	1,710	65,579
Korn/Ferry International (Professional Services)	4,560	282,400
Kraton Performance Polymers, Inc.* (Chemicals)	2,565	118,349
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	5,415	128,985
Lannett Co., Inc.* (Pharmaceuticals)	1,425	19,380
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	2,280	33,174
La-Z-Boy, Inc. (Household Durables)	1,995	61,047
LCI Industries (Auto Components)	1,995	179,849
LegacyTexas Financial Group, Inc. (Banks)	3,420	133,448
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	1,140	38,167
Lexington Realty Trust (Equity Real Estate Investment Trusts)	17,100	149,282
Lgi Homes, Inc.* (Household Durables)	1,425	82,265
LHC Group, Inc.* (Health Care Providers & Services)	2,280	195,145
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	1,710	354,261
Lindsay Corp. (Machinery)	285	27,642
Lithia Motors, Inc.—Class A (Specialty Retail)	855	80,857
LivePerson, Inc.* (Internet Software & Services)	2,280	48,108
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,710	73,085
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,425	34,699
Luminex Corp. (Life Sciences Tools & Services)	1,710	50,496
Lydall, Inc.* (Machinery)	570	24,881
M.D.C. Holdings, Inc. (Household Durables)	1,710	52,617
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	1,995	225,354
Marten Transport, Ltd. (Road & Rail)	1,710	40,100
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	4,845	75,534
Medifast, Inc. (Personal Products)	855	136,936
Mercury Systems, Inc.* (Aerospace & Defense)	3,705	141,012
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,425	22,658
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	3,990	204,288
Meritage Homes Corp.* (Household Durables)	1,710	75,155
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	855	83,277
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,425	57,428
Mgp Ingredients, Inc. (Beverages)	855	75,933
MicroStrategy, Inc.*—Class A (Software)	285	36,409
MiMedx Group, Inc.* (Biotechnology)	7,980	50,992
Mobile Mini, Inc. (Commercial Services & Supplies)	1,995	93,566
Momenta Pharmaceuticals, Inc.* (Biotechnology)	5,985	122,393
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	855	37,663
Monotype Imaging Holdings, Inc. (Software)	1,995	40,499
Moog, Inc.—Class A (Aerospace & Defense)	1,140	88,874
Motorcar Parts of America, Inc.* (Auto Components)	855	15,997
Multi-Color Corp. (Commercial Services & Supplies)	570	36,851
Myers Industries, Inc. (Containers & Packaging)	1,425	27,360
Myriad Genetics, Inc.* (Biotechnology)	5,415	202,359
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	1,425	50,459
National Bank Holdings Corp. (Banks)	1,995	76,987
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	3,990	122,971
Natus Medical, Inc.* (Health Care Equipment & Supplies)	1,425	49,163
Nautilus, Inc.* (Leisure Products)	1,140	17,898
Neenah Paper, Inc. (Paper & Forest Products)	570	48,365
Neogen Corp.* (Health Care Equipment & Supplies)	3,990	319,958
NIC, Inc. (Internet Software & Services)	2,280	35,454
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	4,560	74,328
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	2,280	37,894
Northwest Natural Gas Co. (Gas Utilities)	855	54,549
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	2,280	87,780
Oclaro, Inc.* (Communications Equipment)	7,410	66,171
Omnicell, Inc.* (Health Care Technology)	3,135	164,430
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	4,845	79,797
Orthofix International N.V.* (Health Care Equipment & Supplies)	1,425	80,969
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	570	44,078
Pacific Premier Bancorp, Inc.* (Banks)	3,135	119,600
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	570	13,218
Patrick Industries, Inc.* (Building Products)	1,710	97,214
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	855	10,243
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	6,555	220,182

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 225

Common Stocks, continued

	Shares	Value
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	570	$48,387
PetMed Express, Inc. (Internet & Direct Marketing Retail)	1,710	75,326
PGT, Inc.* (Building Products)	3,990	83,192
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	1,425	65,621
Piper Jaffray Cos. (Capital Markets)	570	43,805
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,425	104,096
ProAssurance Corp. (Insurance)	1,995	70,723
Progenics Pharmaceuticals, Inc.* (Biotechnology)	2,280	18,331
Progress Software Corp. (Software)	3,705	143,827
ProPetro Holding Corp.* (Energy Equipment & Services)	3,990	62,563
Proto Labs, Inc.* (Machinery)	1,995	237,304
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	855	109,868
Quaker Chemical Corp. (Chemicals)	570	88,276
Quality Systems, Inc.* (Health Care Technology)	3,705	72,248
Qualys, Inc.* (Software)	2,565	216,229
Quanex Building Products Corp. (Building Products)	1,710	30,695
QuinStreet, Inc.* (Internet Software & Services)	2,850	36,195
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,710	9,850
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	8,550	107,217
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	3,990	52,708
Raven Industries, Inc. (Industrial Conglomerates)	2,850	109,583
Regenxbio, Inc.* (Biotechnology)	1,140	81,795
Repligen Corp.* (Biotechnology)	2,850	134,064
Restoration Hardware, Inc.* (Specialty Retail)	1,425	199,073
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	4,560	87,370
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,425	17,984
RLI Corp. (Insurance)	1,425	94,321
Rogers Corp.* (Electronic Equipment, Instruments & Components)	1,425	158,830
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	2,565	75,924
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	2,280	63,954
S&T Bancorp, Inc. (Banks)	1,425	61,617
Saia, Inc.* (Road & Rail)	1,425	115,211
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	570	30,541
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,140	49,840
Seacoast Banking Corp. of Florida* (Banks)	2,850	90,003
Select Medical Holdings Corp.* (Health Care Providers & Services)	4,845	87,937
Selective Insurance Group, Inc. (Insurance)	2,850	156,749
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	3,135	147,502
ServisFirst Bancshares, Inc. (Banks)	3,420	142,717
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,425	94,307
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	1,710	153,951
Shutterstock, Inc.* (Internet Software & Services)	1,425	67,631
Simpson Manufacturing Co., Inc. (Building Products)	3,135	194,965
Sleep Number Corp.* (Specialty Retail)	2,850	82,707
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,710	81,824
Sonic Corp. (Hotels, Restaurants & Leisure)	1,425	49,049
South Jersey Industries, Inc. (Gas Utilities)	2,850	95,390
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	4,845	101,551
Sps Commerce, Inc.* (Internet Software & Services)	1,425	104,709
Stamps.com, Inc.* (Internet Software & Services)	1,425	360,596
Standex International Corp. (Machinery)	570	58,254
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,280	121,068
Strayer Education, Inc. (Diversified Consumer Services)	570	64,416
Sturm, Ruger & Co., Inc. (Leisure Products)	570	31,920
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	5,415	77,489
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	3,990	238,801
SurModics, Inc.* (Health Care Equipment & Supplies)	1,140	62,928
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	1,140	72,766
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	570	29,640
Tailored Brands, Inc. (Specialty Retail)	1,995	50,912
Tennant Co. (Machinery)	570	45,030
Tetra Tech, Inc. (Commercial Services & Supplies)	2,280	133,379
The Children’s Place, Inc. (Specialty Retail)	855	103,284
The E.W. Scripps Co.—Class A (Media)	2,280	30,529
The Ensign Group, Inc. (Health Care Providers & Services)	1,995	71,461
The Medicines Co.* (Pharmaceuticals)	2,565	94,136
The Providence Service Corp.* (Health Care Providers & Services)	855	67,160
Third Point Reinsurance, Ltd.* (Insurance)	6,555	81,938
Tivity Health, Inc.* (Health Care Providers & Services)	2,565	90,288
Tompkins Financial Corp. (Banks)	570	48,952
TopBuild Corp.* (Household Durables)	2,850	223,268
Trex Co., Inc.* (Building Products)	4,560	285,409
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	3,420	30,438
Ttec Holdings, Inc. (IT Services)	1,140	39,387
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	7,410	130,638
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	570	54,720
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,995	33,117
UniFirst Corp. (Commercial Services & Supplies)	570	100,833
United Community Banks, Inc. (Banks)	3,135	96,150
Universal Forest Products, Inc. (Building Products)	2,565	93,930
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	855	54,703
Universal Insurance Holdings, Inc. (Insurance)	1,710	60,021

See accompanying notes to financial statements.

226 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	855	$19,349
US Concrete, Inc.* (Construction Materials)	1,140	59,850
US Ecology, Inc. (Commercial Services & Supplies)	1,140	72,618
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,710	63,424
Viad Corp. (Commercial Services & Supplies)	855	46,384
Viavi Solutions, Inc.* (Communications Equipment)	11,115	113,817
Vicor Corp.* (Electrical Equipment)	1,425	62,059
Virtusa Corp.* (IT Services)	2,280	110,990
Vonage Holdings Corp.* (Diversified Telecommunication Services)	17,100	220,419
Wabash National Corp. (Machinery)	2,280	42,545
WageWorks, Inc.* (Professional Services)	3,135	156,750
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	2,280	126,882
Watts Water Technologies, Inc.—Class A (Machinery)	855	67,032
WD-40 Co. (Household Products)	570	83,363
Westamerica Bancorp (Banks)	855	48,316
Whitestone REIT (Equity Real Estate Investment Trusts)	1,425	17,784
William Lyon Homes*—Class A (Household Durables)	1,140	26,448
Wingstop, Inc. (Hotels, Restaurants & Leisure)	2,280	118,834
Winnebago Industries, Inc. (Automobiles)	2,280	92,568
WisdomTree Investments, Inc. (Capital Markets)	4,845	43,993
World Wrestling Entertainment, Inc.— Class A (Media)	3,135	228,291
XO Group, Inc.* (Internet Software & Services)	1,995	63,840
Xperi Corp. (Semiconductors & Semiconductor Equipment)	1,425	22,943
TOTAL COMMON STOCKS (Cost $22,016,798)		30,528,784

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $23,004	$23,000	$23,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,000)		23,000
TOTAL INVESTMENT SECURITIES (Cost $22,039,798)—100.1%		30,551,784
Net other assets (liabilities)—(0.1)%		(28,698)
NET ASSETS—100.0%		$30,523,086

*                 Non-income producing security.

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$871,521	2.9%
Air Freight & Logistics	134,702	0.4%
Airlines	79,202	0.3%
Auto Components	451,189	1.5%
Automobiles	92,568	0.3%
Banks	2,146,178	7.1%
Beverages	114,445	0.4%
Biotechnology	1,399,088	4.6%
Building Products	1,031,312	3.4%
Capital Markets	190,169	0.6%
Chemicals	920,300	3.0%
Commercial Services & Supplies	664,053	2.2%
Communications Equipment	412,968	1.4%
Construction & Engineering	130,530	0.4%
Construction Materials	59,850	0.2%
Consumer Finance	646,528	2.1%
Containers & Packaging	27,360	0.1%
Diversified Consumer Services	175,976	0.6%
Diversified Telecommunication Services	387,828	1.3%
Electric Utilities	101,061	0.3%
Electrical Equipment	62,059	0.2%
Electronic Equipment, Instruments & Components	1,087,534	3.6%
Energy Equipment & Services	94,694	0.3%
Equity Real Estate Investment Trusts	1,656,975	5.4%
Food Products	511,746	1.6%
Gas Utilities	149,939	0.5%
Health Care Equipment & Supplies	1,650,236	5.4%
Health Care Providers & Services	1,439,917	4.7%
Health Care Technology	397,626	1.3%
Hotels, Restaurants & Leisure	1,052,505	3.4%
Household Durables	908,617	3.0%
Household Products	235,877	0.8%
Industrial Conglomerates	109,583	0.4%
Insurance	928,835	3.0%
Internet & Direct Marketing Retail	317,057	1.0%
Internet Software & Services	762,566	2.5%
IT Services	403,449	1.3%
Leisure Products	141,728	0.5%
Life Sciences Tools & Services	139,929	0.5%
Machinery	1,782,435	5.8%
Media	258,820	0.8%
Multi-Utilities	120,065	0.4%
Oil, Gas & Consumable Fuels	110,090	0.4%
Paper & Forest Products	98,205	0.3%
Personal Products	213,174	0.7%
Pharmaceuticals	762,378	2.5%
Professional Services	903,330	3.0%
Real Estate Management & Development	97,898	0.3%
Road & Rail	181,745	0.6%
Semiconductors & Semiconductor Equipment	1,654,263	5.3%
Software	789,367	2.6%
Specialty Retail	551,532	1.8%
Textiles, Apparel & Luxury Goods	181,294	0.6%
Thrifts & Mortgage Finance	549,939	1.8%
Water Utilities	186,549	0.6%
Other**	(5,698)	NM
Total	$30,523,086	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 227

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$22,039,798
Securities, at value	30,528,784
Repurchase agreements, at value	23,000
Total Investment Securities, at value	30,551,784
Cash	1,124
Dividends and interest receivable	21,225
Receivable for capital shares issued	41
Receivable for investments sold	642,626
Prepaid expenses	316
TOTAL ASSETS	31,217,116

LIABILITIES:
Payable for investments purchased	50,713
Payable for capital shares redeemed	584,112
Advisory fees payable	19,496
Management services fees payable	2,599
Administration fees payable	887
Administrative services fees payable	10,270
Distribution fees payable	10,035
Trustee fees payable	7
Transfer agency fees payable	1,460
Fund accounting fees payable	1,060
Compliance services fees payable	152
Other accrued expenses	13,239
TOTAL LIABILITIES	694,030
NET ASSETS	$30,523,086

NET ASSETS CONSIST OF:
Capital	$20,606,071
Accumulated net investment income (loss)	(81,984)
Accumulated net realized gains (losses) on investments	1,487,013
Net unrealized appreciation (depreciation) on investments	8,511,986
NET ASSETS	$30,523,086

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	752,106
Net Asset Value (offering and redemption price per share)	$40.58

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$128,553
Interest	283
TOTAL INVESTMENT INCOME	128,836

EXPENSES:
Advisory fees	95,918
Management services fees	12,789
Administration fees	4,447
Transfer agency fees	6,732
Administrative services fees	38,283
Distribution fees	31,972
Custody fees	1,962
Fund accounting fees	5,940
Trustee fees	382
Compliance services fees	152
Other fees	12,279
Recoupment of prior expenses reduced by the Advisor	4,000
TOTAL NET EXPENSES	214,856
NET INVESTMENT INCOME (LOSS)	(86,020)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,374,757
Change in net unrealized appreciation/depreciation on investment securities	374,452
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,749,209
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,663,189

See accompanying notes to financial statements.

228 :: ProFund VP Small-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(86,020)	$(154,019)
Net realized gains (losses) on investments	2,374,757	2,751,034
Change in net unrealized appreciation/depreciation on investments	374,452	389,504
Change in net assets resulting from operations	2,663,189	2,986,519

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,167,456)	(2,118,469)
Change in net assets resulting from distributions	(2,167,456)	(2,118,469)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,696,313	27,234,230
Distributions reinvested	2,167,456	2,118,469
Value of shares redeemed	(15,624,382)	(34,485,544)
Change in net assets resulting from capital transactions	4,239,387	(5,132,845)
Change in net assets	4,735,120	(4,264,795)

NET ASSETS:
Beginning of period	25,787,966	30,052,761
End of period	$30,523,086	$25,787,966
Accumulated net investment income (loss)	$(81,984)	$4,036

SHARE TRANSACTIONS:
Issued	431,534	702,335
Reinvested	51,977	54,897
Redeemed	(386,918)	(895,038)
Change in shares	96,593	(137,806)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Growth :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$39.34	$37.88	$33.35	$37.45	$43.02	$32.63

Investment Activities:
Net investment income (loss)(a)	(0.14)	(0.22)	(0.15)	(0.17)	(0.29)	(0.31)
Net realized and unrealized gains (losses) on investments	4.43	5.07	6.74	0.69	0.84	12.90
Total income (loss) from investment activities	4.29	4.85	6.59	0.52	0.55	12.59

Distributions to Shareholders From:
Net realized gains on investments	(3.05)	(3.39)	(2.06)	(4.62)	(6.12)	(2.20)

Net Asset Value, End of Period	$40.58	$39.34	$37.88	$33.35	$37.45	$43.02

Total Return(b)	10.73%	12.97%	20.23%	1.17%	2.17%	40.42%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.68%	1.68%	1.70%	1.82%	1.83%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.67)%	(0.56)%	(0.45)%	(0.48)%	(0.75)%	(0.83)%

Supplemental Data:
Net assets, end of period (000’s)	$30,523	$25,788	$30,053	$27,617	$27,747	$50,187
Portfolio turnover rate(b)(d)	67%	134%	220%	201%	166%	174%

(a)            Per share net investment income (loss) has been calculated using the average daily shares method.

(b)           Not annualized for periods less than one year.

(c)            Annualized for periods less than one year.

(d)     Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

230 :: ProFund VP Small-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
CACI International, Inc.	1.0%
PDC Energy, Inc.	1.0%
Spire, Inc.	0.9%
Wolverine World Wide, Inc.	0.8%
American Equity Investment Life Holding Co.	0.8%

S&P SmallCap 600 Value Index — Composition

% of Index
Financials	20%
Industrials	17%
Consumer Discretionary	16%
Information Technology	14%
Energy	8%
Materials	6%
Real Estate	6%
Health Care	6%
Consumer Staples	3%
Utilities	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	6,840	$94,460
8x8, Inc.* (Software)	2,584	51,809
A. Schulman, Inc. (Chemicals)	1,748	77,786
AAON, Inc. (Building Products)	912	30,324
AAR Corp. (Aerospace & Defense)	1,900	88,332
Abaxis, Inc. (Health Care Equipment & Supplies)	608	50,470
Abercrombie & Fitch Co.—Class A (Specialty Retail)	4,028	98,605
ABM Industries, Inc. (Commercial Services & Supplies)	3,952	115,320
Acadia Realty Trust (Equity Real Estate Investment Trusts)	4,864	133,128
Aceto Corp. (Health Care Providers & Services)	1,824	6,110
Acorda Therapeutics, Inc.* (Biotechnology)	2,812	80,705
Actuant Corp.—Class A (Machinery)	2,280	66,918
ADTRAN, Inc. (Communications Equipment)	1,368	20,315
AdvanSix, Inc.* (Chemicals)	836	30,623
Aegion Corp.* (Construction & Engineering)	1,900	48,925
Agilysys, Inc.* (Electronic Equipment, Instruments & Components)	456	7,068
Agree Realty Corp. (Equity Real Estate Investment Trusts)	912	48,126
AK Steel Holding Corp.* (Metals & Mining)	18,848	81,800
Alarm.com Holdings, Inc.* (Internet Software & Services)	684	27,620
Allegiant Travel Co. (Airlines)	304	42,241
AMAG Pharmaceuticals, Inc.* (Biotechnology)	2,052	40,014
Ambac Financial Group, Inc.* (Insurance)	2,128	42,241
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,368	52,381
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	5,928	92,240
American Equity Investment Life Holding Co. (Insurance)	5,396	194,257
American Public Education, Inc.* (Diversified Consumer Services)	988	41,596
American States Water Co. (Water Utilities)	836	47,786
American Vanguard Corp. (Chemicals)	456	10,465
Ameris Bancorp (Banks)	988	52,710
AMERISAFE, Inc. (Insurance)	684	39,501
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,064	16,237
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	2,204	49,017
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	380	12,160
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	1,748	110,647
Apogee Enterprises, Inc. (Building Products)	760	36,609
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	6,688	122,256
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	2,280	159,942
ArcBest Corp. (Road & Rail)	1,520	69,463
Archrock, Inc. (Energy Equipment & Services)	7,752	93,024
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,140	16,986
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	2,508	57,207
Asbury Automotive Group, Inc.* (Specialty Retail)	1,064	72,937
Ascena Retail Group, Inc.* (Specialty Retail)	10,184	40,583
Astec Industries, Inc. (Machinery)	1,140	68,172
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	1,520	108,984
ATN International, Inc. (Diversified Telecommunication Services)	684	36,095
Avista Corp. (Multi-Utilities)	2,204	116,063
Avon Products, Inc.* (Personal Products)	26,372	42,723
AZZ, Inc. (Electrical Equipment)	1,520	66,044

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 231

Common Stocks, continued

	Shares	Value
B&G Foods, Inc.—Class A (Food Products)	1,444	$43,176
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	608	27,178
Balchem Corp. (Chemicals)	760	74,586
Banc of California, Inc. (Banks)	1,140	22,287
Banner Corp. (Banks)	1,140	68,548
Barnes & Noble Education, Inc.* (Specialty Retail)	2,280	12,859
Barnes & Noble, Inc. (Specialty Retail)	3,420	21,717
Bel Fuse, Inc.—Class B (Communications Equipment)	608	12,707
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	5,016	55,927
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	2,812	81,970
Berkshire Hills Bancorp, Inc. (Banks)	1,596	64,798
Big 5 Sporting Goods Corp. (Specialty Retail)	1,216	9,242
BJ’s Restaurants, Inc. (Hotels, Restaurants & Leisure)	456	27,360
Blucora, Inc.* (Internet Software & Services)	2,812	104,045
Boise Cascade Co. (Paper & Forest Products)	2,356	105,313
Boston Private Financial Holdings, Inc. (Banks)	5,016	79,754
Brady Corp.—Class A (Commercial Services & Supplies)	1,596	61,526
Briggs & Stratton Corp. (Machinery)	2,584	45,504
Bristow Group, Inc.* (Energy Equipment & Services)	1,900	26,809
Brookline Bancorp, Inc. (Banks)	2,736	50,890
C&J Energy Services, Inc.* (Energy Equipment & Services)	3,040	71,744
CACI International, Inc.*—Class A (IT Services)	1,444	243,387
Caleres, Inc. (Specialty Retail)	2,584	88,864
California Water Service Group (Water Utilities)	1,064	41,443
Callaway Golf Co. (Leisure Products)	1,900	36,043
Cal-Maine Foods, Inc.* (Food Products)	1,064	48,784
Cambrex Corp.* (Life Sciences Tools & Services)	760	39,748
Capella Education Co. (Diversified Consumer Services)	380	37,506
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	5,548	49,655
CARBO Ceramics, Inc.* (Energy Equipment & Services)	912	8,363
Cardtronics PLC*—Class A (IT Services)	2,736	66,156
Career Education Corp.* (Diversified Consumer Services)	1,444	23,349
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,900	31,711
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	4,636	129,113
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	10,336	57,572
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	4,712	22,241
Central Pacific Financial Corp. (Banks)	684	19,597
Century Aluminum Co.* (Metals & Mining)	2,964	46,683
Chart Industries, Inc.* (Machinery)	1,824	112,505
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	2,736	58,058
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	2,052	64,925
Chico’s FAS, Inc. (Specialty Retail)	7,752	63,101
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	988	30,332
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	2,508	39,376
CIRCOR International, Inc. (Machinery)	988	36,516
City Holding Co. (Banks)	456	34,305
Clearwater Paper Corp.* (Paper & Forest Products)	988	22,823
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,560	15,914
Columbia Banking System, Inc. (Banks)	2,204	90,144
Community Bank System, Inc. (Banks)	3,040	179,572
Community Health Systems, Inc.* (Health Care Providers & Services)	6,916	22,961
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	532	15,891
Computer Programs & Systems, Inc. (Health Care Technology)	380	12,502
Comtech Telecommunications Corp. (Communications Equipment)	1,444	46,035
CONMED Corp. (Health Care Equipment & Supplies)	760	55,632
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	684	26,231
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	3,876	47,907
Cooper Tire & Rubber Co. (Auto Components)	3,040	79,952
Cooper-Standard Holding, Inc.* (Auto Components)	988	129,102
Core-Mark Holding Co., Inc. (Distributors)	2,736	62,107
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	2,432	59,827
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	1,368	24,090
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	2,204	24,795
CryoLife, Inc.* (Health Care Equipment & Supplies)	1,064	29,632
CSG Systems International, Inc. (IT Services)	1,064	43,486
CTS Corp. (Electronic Equipment, Instruments & Components)	912	32,832
Cubic Corp. (Aerospace & Defense)	760	48,792
Customers Bancorp, Inc.* (Banks)	912	25,883
CVB Financial Corp. (Banks)	2,812	63,045
Cytokinetics, Inc.* (Biotechnology)	1,824	15,139
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	2,356	20,050
Darling Ingredients, Inc.* (Food Products)	4,788	95,185
Dean Foods Co. (Food Products)	5,472	57,511
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	23,940	115,151
Depomed, Inc.* (Pharmaceuticals)	2,204	14,701
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	12,008	147,457
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	4,560	54,492
Digi International, Inc.* (Communications Equipment)	1,596	21,067
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,064	20,748
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	532	39,794
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	2,280	78,592
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	2,888	73,818
Donnelley Financial Solutions, Inc.* (Capital Markets)	2,052	35,643
Dorman Products, Inc.* (Auto Components)	836	57,107
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	1,368	17,032

See accompanying notes to financial statements.

232 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
DSW, Inc.—Class A (Specialty Retail)	4,332	$111,853
DXP Enterprises, Inc.* (Trading Companies & Distributors)	912	34,838
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,596	46,683
eHealth, Inc.* (Insurance)	456	10,078
El Paso Electric Co. (Electric Utilities)	1,140	67,374
El Pollo Locco Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,292	14,729
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	2,660	86,610
Employers Holdings, Inc. (Insurance)	1,064	42,773
Encore Capital Group, Inc.* (Consumer Finance)	608	22,253
Encore Wire Corp. (Electrical Equipment)	1,216	57,699
Endo International PLC* (Pharmaceuticals)	12,008	113,235
Engility Holdings, Inc.* (Aerospace & Defense)	1,064	32,601
Enova International, Inc.* (Consumer Finance)	2,052	75,001
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	228	21,455
Era Group, Inc.* (Energy Equipment & Services)	1,216	15,747
ESCO Technologies, Inc. (Machinery)	608	35,082
Essendant, Inc. (Commercial Services & Supplies)	2,280	30,142
Ethan Allen Interiors, Inc. (Household Durables)	1,520	37,240
EVERTEC, Inc. (IT Services)	2,204	48,157
Express, Inc.* (Specialty Retail)	4,484	41,029
Exterran Corp.* (Energy Equipment & Services)	1,900	47,576
EZCORP, Inc.*—Class A (Consumer Finance)	3,116	37,548
Fabrinet* (Electronic Equipment, Instruments & Components)	2,204	81,306
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	380	20,653
Federal Signal Corp. (Machinery)	1,748	40,711
Fidelity Southern Corp. (Banks)	1,292	32,830
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	1,596	45,805
Financial Engines, Inc. (Capital Markets)	2,128	95,547
Finisar Corp.* (Communications Equipment)	6,840	123,120
First BanCorp.* (Banks)	10,868	83,140
First Commonwealth Financial Corp. (Banks)	2,432	37,720
First Financial Bancorp (Banks)	3,192	97,835
First Financial Bankshares, Inc. (Banks)	1,672	85,105
First Midwest Bancorp, Inc. (Banks)	6,156	156,792
Flotek Industries, Inc.* (Chemicals)	3,420	11,047
Forrester Research, Inc. (IT Services)	228	9,565
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	2,584	69,432
Francesca’s Holdings Corp.* (Specialty Retail)	2,052	15,493
Franklin Electric Co., Inc. (Machinery)	1,140	51,414
Franklin Financial Network, Inc.* (Banks)	532	20,003
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	6,384	54,647
Frontier Communications Corp. (Diversified Telecommunication Services)	4,788	25,664
FTD Cos., Inc.* (Internet & Direct Marketing Retail)	988	4,584
FTI Consulting, Inc.* (Professional Services)	2,280	137,894
FutureFuel Corp. (Chemicals)	1,520	21,295
GameStop Corp.—Class A (Specialty Retail)	6,080	88,586
Gannett Co., Inc. (Media)	6,764	72,375
Genesco, Inc.* (Specialty Retail)	1,216	48,275
Gentherm, Inc.* (Auto Components)	1,216	47,789
Geospace Technologies Corp.* (Energy Equipment & Services)	836	11,754
Getty Realty Corp. (Equity Real Estate Investment Trusts)	912	25,691
Gibraltar Industries, Inc.* (Building Products)	1,900	71,249
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	2,508	111,355
Glacier Bancorp, Inc. (Banks)	1,976	76,432
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	1,900	38,817
Government Properties Income Trust (Equity Real Estate Investment Trusts)	5,928	93,959
Great Western Bancorp, Inc. (Banks)	3,496	146,797
Green BanCorp, Inc. (Banks)	456	9,850
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	2,356	43,115
Greenhill & Co., Inc. (Capital Markets)	1,368	38,851
Griffon Corp. (Building Products)	912	16,234
Group 1 Automotive, Inc. (Specialty Retail)	1,140	71,820
GUESS?, Inc. (Specialty Retail)	3,496	74,814
Gulf Island Fabrication, Inc. (Energy Equipment & Services)	836	7,524
H.B. Fuller Co. (Chemicals)	1,596	85,673
Hanmi Financial Corp. (Banks)	912	25,855
Harmonic, Inc.* (Communications Equipment)	5,092	21,641
Haverty Furniture Cos., Inc. (Specialty Retail)	1,140	24,624
Hawaiian Holdings, Inc. (Airlines)	3,040	109,288
Hawkins, Inc. (Chemicals)	532	18,806
Haynes International, Inc. (Metals & Mining)	760	27,922
HCI Group, Inc. (Insurance)	456	18,956
HealthStream, Inc. (Health Care Technology)	760	20,756
Heartland Express, Inc. (Road & Rail)	1,824	33,835
Heidrick & Struggles International, Inc. (Professional Services)	1,140	39,900
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	8,360	69,639
Heritage Financial Corp. (Banks)	608	21,189
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	2,204	47,276
Hibbett Sports, Inc.* (Specialty Retail)	1,140	26,106
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	5,928	36,042
Hillenbrand, Inc. (Machinery)	1,824	86,002
HMS Holdings Corp.* (Health Care Technology)	2,964	64,081
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	1,596	43,012
Hope Bancorp, Inc. (Banks)	7,676	136,863
Horace Mann Educators Corp. (Insurance)	2,432	108,468
Hub Group, Inc.*—Class A (Air Freight & Logistics)	2,052	102,190
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	5,168	53,282
Independent Bank Corp. (Banks)	836	65,542
Infinity Property & Casualty Corp. (Insurance)	684	97,367
Innophos Holdings, Inc. (Chemicals)	1,140	54,264
Innospec, Inc. (Chemicals)	760	58,178
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	2,128	104,123
Insteel Industries, Inc. (Building Products)	1,064	35,538
INTL FCStone, Inc.* (Capital Markets)	912	47,160
Invacare Corp. (Health Care Equipment & Supplies)	1,976	36,754
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	6,688	106,339
Investment Technology Group, Inc. (Capital Markets)	1,976	41,338
Iridium Communications, Inc.* (Diversified Telecommunication Services)	5,016	80,757

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 233

Common Stocks, continued

	Shares	Value
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,292	$77,585
J & J Snack Foods Corp. (Food Products)	304	46,351
J.C. Penney Co., Inc.* (Multiline Retail)	18,772	43,926
James River Group Holdings, Ltd. (Insurance)	836	32,846
John B. Sanfilippo & Son, Inc. (Food Products)	532	39,607
Kaiser Aluminum Corp. (Metals & Mining)	988	102,862
Kaman Corp.—Class A (Trading Companies & Distributors)	1,672	116,522
KapStone Paper & Packaging Corp. (Paper & Forest Products)	5,244	180,918
Kelly Services, Inc.—Class A (Professional Services)	1,824	40,949
Kirkland’s, Inc.* (Specialty Retail)	912	10,616
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	5,016	85,673
Knowles Corp.* (Electronic Equipment, Instruments & Components)	5,396	82,559
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	1,368	3,912
Lannett Co., Inc.* (Pharmaceuticals)	684	9,302
La-Z-Boy, Inc. (Household Durables)	1,368	41,861
Lindsay Corp. (Machinery)	304	29,485
Liquidity Services, Inc.* (Internet Software & Services)	1,520	9,956
Lithia Motors, Inc.—Class A (Specialty Retail)	684	64,686
LivePerson, Inc.* (Internet Software & Services)	1,672	35,279
LSB Industries, Inc.* (Chemicals)	1,216	6,445
LSC Communications, Inc. (Commercial Services & Supplies)	1,976	30,944
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	1,140	48,724
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	684	16,655
Luminex Corp. (Life Sciences Tools & Services)	1,140	33,664
Lydall, Inc.* (Machinery)	608	26,539
M.D.C. Holdings, Inc. (Household Durables)	1,292	39,755
M/I Homes, Inc.* (Household Durables)	1,672	44,275
Magellan Health, Inc.* (Health Care Providers & Services)	1,444	138,553
Maiden Holdings, Ltd. (Insurance)	4,104	31,806
ManTech International Corp.—Class A (IT Services)	1,596	85,609
MarineMax, Inc.* (Specialty Retail)	1,292	24,483
Marten Transport, Ltd. (Road & Rail)	988	23,169
Materion Corp. (Metals & Mining)	1,216	65,846
Matrix Service Co.* (Energy Equipment & Services)	1,596	29,287
Matson, Inc. (Marine)	2,584	99,174
Matthews International Corp.—Class A (Commercial Services & Supplies)	1,900	111,720
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	1,520	24,168
Meritage Homes Corp.* (Household Durables)	1,064	46,762
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,140	45,942
MicroStrategy, Inc.*—Class A (Software)	304	38,836
Mobile Mini, Inc. (Commercial Services & Supplies)	1,140	53,466
Monotype Imaging Holdings, Inc. (Software)	988	20,056
Monro Muffler Brake, Inc. (Specialty Retail)	1,976	114,807
Moog, Inc.—Class A (Aerospace & Defense)	1,064	82,949
Motorcar Parts of America, Inc.* (Auto Components)	608	11,376
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	912	44,050
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	1,064	56,020
Mueller Industries, Inc. (Machinery)	3,420	100,924
Multi-Color Corp. (Commercial Services & Supplies)	456	29,480
Myers Industries, Inc. (Containers & Packaging)	608	11,674
MYR Group, Inc.* (Construction & Engineering)	988	35,034
Nanometrics, Inc.* (Semiconductors & Semiconductor Equipment)	456	16,147
National Presto Industries, Inc. (Aerospace & Defense)	304	37,696
Natus Medical, Inc.* (Health Care Equipment & Supplies)	988	34,086
Nautilus, Inc.* (Leisure Products)	988	15,512
Navigant Consulting, Inc.* (Professional Services)	2,736	60,575
NBT Bancorp, Inc. (Banks)	2,584	98,580
Neenah Paper, Inc. (Paper & Forest Products)	532	45,140
NETGEAR, Inc.* (Communications Equipment)	1,900	118,750
New Media Investment Group, Inc. (Media)	3,572	66,011
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	6,688	40,195
Newpark Resources, Inc.* (Energy Equipment & Services)	5,320	57,722
NIC, Inc. (Internet Software & Services)	2,128	33,090
Noble Corp. PLC* (Energy Equipment & Services)	14,744	93,330
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	1,064	17,684
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	6,156	107,054
Northwest Natural Gas Co. (Gas Utilities)	988	63,034
Oclaro, Inc.* (Communications Equipment)	4,560	40,721
Office Depot, Inc. (Specialty Retail)	30,704	78,295
OFG Bancorp (Banks)	2,660	37,373
Oil States International, Inc.* (Energy Equipment & Services)	3,572	114,661
Old National Bancorp (Banks)	7,980	148,427
Olympic Steel, Inc. (Metals & Mining)	532	10,858
OneSpan, Inc.* (Software)	1,824	35,842
Opus Bank (Banks)	1,064	30,537
Orion Marine Group, Inc.* (Construction & Engineering)	1,672	13,811
Oritani Financial Corp. (Thrifts & Mortgage Finance)	2,356	38,167
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	532	41,140
Owens & Minor, Inc. (Health Care Providers & Services)	3,724	62,228
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	988	81,984
P.H. Glatfelter Co. (Paper & Forest Products)	2,584	50,621
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,520	26,418
Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	684	15,862
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,952	238,898
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	988	11,836
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	304	25,807

See accompanying notes to financial statements.

234 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	4,180	$45,938
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	3,648	69,276
Perficient, Inc.* (IT Services)	2,128	56,115
Perry Ellis International, Inc.* (Textiles, Apparel & Luxury Goods)	760	20,649
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	4,180	33,336
Pioneer Energy Services Corp.* (Energy Equipment & Services)	4,636	27,121
Piper Jaffray Cos. (Capital Markets)	456	35,044
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,976	117,650
Powell Industries, Inc. (Electrical Equipment)	532	18,530
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	684	49,966
PRA Group, Inc.* (Consumer Finance)	2,736	105,472
ProAssurance Corp. (Insurance)	1,672	59,272
Progenics Pharmaceuticals, Inc.* (Biotechnology)	2,736	21,997
ProPetro Holding Corp.* (Energy Equipment & Services)	1,216	19,067
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	3,648	100,429
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	532	68,362
Quaker Chemical Corp. (Chemicals)	304	47,080
Quanex Building Products Corp. (Building Products)	836	15,006
Quorum Health Corp.* (Health Care Providers & Services)	1,672	8,360
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	2,888	16,635
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	1,748	23,091
Rayonier Advanced Materials, Inc. (Chemicals)	3,116	53,252
RE/MAX Holdings, Inc. (Real Estate Management & Development)	1,064	55,807
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	760	35,416
Regenxbio, Inc.* (Biotechnology)	836	59,983
Regis Corp.* (Diversified Consumer Services)	2,052	33,940
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,976	35,272
Rent-A-Center, Inc.* (Specialty Retail)	3,192	46,986
Resources Connection, Inc. (Professional Services)	1,748	29,541
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	3,344	64,071
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	304	24,615
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,204	27,814
RLI Corp. (Insurance)	1,292	85,517
S&T Bancorp, Inc. (Banks)	1,064	46,007
Safety Insurance Group, Inc. (Insurance)	912	77,885
Saia, Inc.* (Road & Rail)	456	36,868
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	4,104	120,246
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	304	16,288
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,520	61,256
Scholastic Corp. (Media)	1,672	74,085
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,064	46,518
Seacoast Banking Corp. of Florida* (Banks)	684	21,601
SEACOR Holdings, Inc. (Energy Equipment & Services)	988	56,583
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,736	49,658
Selective Insurance Group, Inc. (Insurance)	1,292	71,060
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,444	67,940
Seneca Foods Corp.*—Class A (Food Products)	380	10,260
Shoe Carnival, Inc. (Specialty Retail)	608	19,730
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	760	68,423
Simmons First National Corp.—Class A (Banks)	4,712	140,889
SkyWest, Inc. (Airlines)	3,116	161,720
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	988	47,276
Sonic Automotive, Inc.—Class A (Specialty Retail)	1,444	29,746
Sonic Corp. (Hotels, Restaurants & Leisure)	1,064	36,623
South Jersey Industries, Inc. (Gas Utilities)	2,888	96,661
Southside Bancshares, Inc. (Banks)	1,672	56,313
SpartanNash Co. (Food & Staples Retailing)	2,128	54,307
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,900	39,824
Spire, Inc. (Gas Utilities)	3,040	214,776
Spok Holdings, Inc. (Wireless Telecommunication Services)	1,216	18,301
SPX Corp.* (Machinery)	2,584	90,569
SPX FLOW, Inc.* (Machinery)	2,508	109,775
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	14,440	159,129
Standard Motor Products, Inc. (Auto Components)	1,216	58,781
Standex International Corp. (Machinery)	380	38,836
Stepan Co. (Chemicals)	1,216	94,861
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,368	72,641
Stewart Information Services Corp. (Insurance)	1,444	62,193
Strayer Education, Inc. (Diversified Consumer Services)	228	25,766
Sturm, Ruger & Co., Inc. (Leisure Products)	608	34,048
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	2,204	31,539
SunCoke Energy, Inc.* (Metals & Mining)	3,876	51,938
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	2,280	53,922
Superior Industries International, Inc. (Auto Components)	1,368	24,487
SUPERVALU, Inc.* (Food & Staples Retailing)	2,280	46,786
Sykes Enterprises, Inc.* (IT Services)	2,356	67,806
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	380	19,760
Tailored Brands, Inc. (Specialty Retail)	1,444	36,851
Team, Inc.* (Commercial Services & Supplies)	1,824	42,134
Tennant Co. (Machinery)	608	48,032
Tetra Tech, Inc. (Commercial Services & Supplies)	1,520	88,920
TETRA Technologies, Inc.* (Energy Equipment & Services)	7,524	33,482
The Andersons, Inc. (Food & Staples Retailing)	1,596	54,582
The Buckle, Inc. (Specialty Retail)	1,672	44,977
The Cato Corp.—Class A (Specialty Retail)	1,368	33,680
The Children’s Place, Inc. (Specialty Retail)	304	36,723

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 235

Common Stocks, continued

	Shares	Value
The E.W. Scripps Co.—Class A (Media)	1,520	$20,353
The Ensign Group, Inc. (Health Care Providers & Services)	1,292	46,279
The Greenbrier Cos., Inc. (Machinery)	1,672	88,198
The Marcus Corp. (Hotels, Restaurants & Leisure)	1,140	37,050
The Medicines Co.* (Pharmaceuticals)	1,976	72,519
The Navigators Group, Inc. (Insurance)	1,368	77,976
Tile Shop Holdings, Inc. (Specialty Retail)	2,052	15,800
TimkenSteel Corp.* (Metals & Mining)	2,356	38,521
Titan International, Inc. (Machinery)	2,964	31,804
TiVo Corp. (Software)	7,372	99,154
Tompkins Financial Corp. (Banks)	380	32,634
Travelport Worldwide, Ltd. (IT Services)	7,524	139,495
Tredegar Corp. (Chemicals)	1,520	35,720
Triumph Group, Inc. (Aerospace & Defense)	2,964	58,094
TrueBlue, Inc.* (Professional Services)	2,508	67,591
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	3,116	27,732
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	228	21,888
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	4,636	119,098
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	684	11,354
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	988	31,320
UniFirst Corp. (Commercial Services & Supplies)	456	80,666
Unit Corp.* (Energy Equipment & Services)	3,268	83,530
United Community Banks, Inc. (Banks)	2,052	62,935
United Fire Group, Inc. (Insurance)	1,292	70,427
United Insurance Holdings Corp. (Insurance)	1,216	23,809
Universal Corp. (Tobacco)	1,520	100,396
Universal Electronics, Inc.* (Household Durables)	836	27,630
Universal Forest Products, Inc. (Building Products)	1,748	64,012
Universal Insurance Holdings, Inc. (Insurance)	684	24,008
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	1,064	24,078
US Ecology, Inc. (Commercial Services & Supplies)	532	33,888
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,064	39,464
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	2,888	41,154
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	1,140	16,006
Veritiv Corp.* (Trading Companies & Distributors)	684	27,257
Viad Corp. (Commercial Services & Supplies)	608	32,984
Viavi Solutions, Inc.* (Communications Equipment)	5,168	52,920
Virtus Investment Partners, Inc. (Capital Markets)	456	58,345
Vista Outdoor, Inc.* (Leisure Products)	3,420	52,975
Vitamin Shoppe, Inc.* (Specialty Retail)	1,444	10,036
Wabash National Corp. (Machinery)	1,672	31,200
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	4,940	88,772
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	11,096	89,989
Watts Water Technologies, Inc.—Class A (Machinery)	988	77,459
WD-40 Co. (Household Products)	380	55,575
Westamerica Bancorp (Banks)	912	51,537
Whitestone REIT (Equity Real Estate Investment Trusts)	1,368	17,073
William Lyon Homes*—Class A (Household Durables)	760	17,632
WisdomTree Investments, Inc. (Capital Markets)	3,192	28,983
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	5,700	198,190
World Acceptance Corp.* (Consumer Finance)	380	42,184
Xperi Corp. (Semiconductors & Semiconductor Equipment)	1,824	29,366
Zumiez, Inc.* (Specialty Retail)	1,064	26,653
TOTAL COMMON STOCKS (Cost $18,697,159)		25,126,862
TOTAL INVESTMENT SECURITIES (Cost $18,697,159)—100.1%		25,126,862
Net other assets (liabilities)—(0.1)%		(26,720)
NET ASSETS—100.0%		$25,100,142

*                 Non-income producing security.

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$348,464	1.4%
Air Freight & Logistics	257,857	1.0%
Airlines	313,249	1.2%
Auto Components	500,834	2.0%
Banks	2,474,319	9.8%
Biotechnology	257,662	1.0%
Building Products	268,972	1.1%
Capital Markets	469,683	1.9%
Chemicals	680,081	2.8%
Commercial Services & Supplies	727,825	2.9%
Communications Equipment	457,276	1.8%
Construction & Engineering	97,770	0.4%
Consumer Finance	282,458	1.1%
Containers & Packaging	11,674	NM
Distributors	62,107	0.2%
Diversified Consumer Services	162,157	0.6%
Diversified Telecommunication Services	229,799	0.9%
Electric Utilities	67,374	0.3%
Electrical Equipment	142,273	0.6%
Electronic Equipment, Instruments & Components	1,125,542	4.6%
Energy Equipment & Services	986,061	3.9%
Equity Real Estate Investment Trusts	1,476,974	5.9%
Food & Staples Retailing	155,675	0.6%
Food Products	340,874	1.4%
Gas Utilities	374,471	1.4%
Health Care Equipment & Supplies	351,143	1.4%
Health Care Providers & Services	454,650	1.8%
Health Care Technology	97,339	0.4%
Hotels, Restaurants & Leisure	323,036	1.3%
Household Durables	255,155	1.0%
Household Products	55,575	0.2%
Insurance	1,170,440	4.6%
Internet & Direct Marketing Retail	73,007	0.3%
Internet Software & Services	209,990	0.8%
IT Services	759,776	3.0%
Leisure Products	138,578	0.6%

See accompanying notes to financial statements.

236 :: ProFund VP Small-Cap Value :: Financial Statements

	Value	% of Net Assets
Life Sciences Tools & Services	$73,412	0.3%
Machinery	1,215,645	4.8%
Marine	99,174	0.4%
Media	232,824	0.9%
Metals & Mining	426,430	1.7%
Mortgage Real Estate Investment Trusts	444,928	1.8%
Multiline Retail	43,926	0.2%
Multi-Utilities	116,063	0.5%
Oil, Gas & Consumable Fuels	903,519	3.6%
Paper & Forest Products	451,333	1.8%
Personal Products	42,723	0.2%
Pharmaceuticals	225,994	0.9%
Professional Services	376,450	1.5%
Real Estate Management & Development	55,807	0.2%
Road & Rail	163,335	0.7%
Semiconductors & Semiconductor Equipment	407,911	1.6%
Software	245,697	1.0%
Specialty Retail	1,521,232	6.1%
Technology Hardware, Storage & Peripherals	349,311	1.4%
Textiles, Apparel & Luxury Goods	669,717	2.7%
Thrifts & Mortgage Finance	354,826	1.4%
Tobacco	100,396	0.4%
Trading Companies & Distributors	338,559	1.3%
Water Utilities	89,229	0.4%
Wireless Telecommunication Services	18,301	0.1%
Other**	(26,720)	(0.1)%
Total	$25,100,142	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 237

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$18,697,159
Securities, at value	25,126,862
Total Investment Securities, at value	25,126,862
Dividends receivable	32,147
Receivable for capital shares issued	5,913
Receivable for investments sold	49,242
Prepaid expenses	368
TOTAL ASSETS	25,214,532

LIABILITIES:
Payable for investments purchased	21,191
Payable for capital shares redeemed	16,279
Cash overdraft	11,022
Advisory fees payable	15,224
Management services fees payable	2,030
Administration fees payable	692
Administrative services fees payable	9,960
Distribution fees payable	10,051
Transfer agency fees payable	1,139
Fund accounting fees payable	827
Compliance services fees payable	141
Other accrued expenses	25,834
TOTAL LIABILITIES	114,390
NET ASSETS	$25,100,142

NET ASSETS CONSIST OF:
Capital	$21,791,965
Accumulated net investment income (loss)	16,175
Accumulated net realized gains (losses) on investments	(3,137,701)
Net unrealized appreciation (depreciation) on investments	6,429,703
NET ASSETS	$25,100,142

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	510,598
Net Asset Value (offering and redemption price per share)	$49.16

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$227,369
Interest	553
TOTAL INVESTMENT INCOME	227,922

EXPENSES:
Advisory fees	94,530
Management services fees	12,604
Administration fees	3,419
Transfer agency fees	5,167
Administrative services fees	34,342
Distribution fees	31,510
Custody fees	1,899
Fund accounting fees	4,957
Trustee fees	305
Compliance services fees	141
Other fees	6,873
Recoupment of prior expenses reduced by the Advisor	16,000
TOTAL NET EXPENSES	211,747
NET INVESTMENT INCOME (LOSS)	16,175

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(327,874)
Change in net unrealized appreciation/depreciation on investment securities	1,409,813
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,081,939
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,098,114

See accompanying notes to financial statements.

238 :: ProFund VP Small-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$16,175	$(95,481)
Net realized gains (losses) on investments	(327,874)	4,107,355
Change in net unrealized appreciation/depreciation on investments	1,409,813	(2,328,145)
Change in net assets resulting from operations	1,098,114	1,683,729

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(4,544)
Net realized gains on investments	(1,980,769)	(212,516)
Change in net assets resulting from distributions	(1,980,769)	(217,060)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,975,023	21,822,073
Distributions reinvested	1,980,769	217,060
Value of shares redeemed	(16,828,847)	(44,996,207)
Change in net assets resulting from capital transactions	1,126,945	(22,957,074)
Change in net assets	244,290	(21,490,405)

NET ASSETS:
Beginning of period	24,855,852	46,346,257
End of period	$25,100,142	$24,855,852
Accumulated net investment income (loss)	$16,175	$—

SHARE TRANSACTIONS:
Issued	310,692	466,326
Reinvested	39,254	4,400
Redeemed	(333,837)	(978,769)
Change in shares	16,109	(508,043)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap Value :: 239

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$50.27	$46.23	$35.90	$42.32	$41.78	$30.41

Investment Activities:
Net investment income (loss)(a)	0.03	(0.15)	0.01	(0.03)	— (b)	(0.07)
Net realized and unrealized gains (losses) on investments	3.20	4.63	10.32	(3.24)	2.32	11.51
Total income (loss) from investment activities	3.23	4.48	10.33	(3.27)	2.32	11.44

Distributions to Shareholders From:
Net investment income	—	(0.01)	—	—	—	(0.07)
Net realized gains on investments	(4.34)	(0.43)	—	(3.15)	(1.78)	—
Total distributions	(4.34)	(0.44)	—	(3.15)	(1.78)	(0.07)

Net Asset Value, End of Period	$49.16	$50.27	$46.23	$35.90	$42.32	$41.78

Total Return(c)	6.20%	9.71%	28.77%	(8.28)%	5.81%	37.67%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%	1.73%	1.73%	1.74%	1.87%	1.88%
Net expenses(d)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.13%	(0.32)%	0.02%	(0.07)%	(0.01)%	(0.19)%

Supplemental Data:
Net assets, end of period (000’s)	$25,100	$24,856	$46,346	$20,097	$25,476	$40,145
Portfolio turnover rate(c)(e)	64%	91%	191%	203%	143%	169%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Amount is less than $0.005.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

240 :: ProFund VP Technology :: Financial Statements

Investment Objective: The ProFund VP Technology seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Technology Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	3%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	16.0%
Microsoft Corp.	13.3%
Alphabet, Inc.	11.9%
Facebook, Inc.	8.2%
Intel Corp.	4.1%

Dow Jones U.S. Technology Index — Composition

% of Index
Software & Services	55%
Technology Hardware & Equipment	25%
Semiconductors & Semiconductor Equipment	19%
Health Care Equipment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.7%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	630	$8,700
ACI Worldwide, Inc.* (Software)	646	15,937
Adobe Systems, Inc.* (Software)	2,720	663,163
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,552	68,234
Akamai Technologies, Inc.* (Internet Software & Services)	945	69,202
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	988	11,856
Alphabet, Inc.*—Class A (Internet Software & Services)	1,659	1,873,326
Alphabet, Inc.*—Class C (Internet Software & Services)	1,668	1,860,904
Amdocs, Ltd. (IT Services)	779	51,562
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,044	196,060
ANSYS, Inc.* (Software)	455	79,252
Apple, Inc. (Technology Hardware, Storage & Peripherals)	27,147	5,025,182
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,577	257,602
Arista Networks, Inc.* (Communications Equipment)	280	72,097
ARRIS International PLC* (Communications Equipment)	971	23,736
Aspen Technology, Inc.* (Software)	401	37,189
athenahealth, Inc.* (Health Care Technology)	238	37,875
Autodesk, Inc.* (Software)	1,210	158,619
Blackbaud, Inc. (Software)	286	29,301
Booz Allen Hamilton Holding Corp. (IT Services)	794	34,722
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,222	539,146
CA, Inc. (Software)	1,720	61,318
CACI International, Inc.*—Class A (IT Services)	145	24,440
Cadence Design Systems, Inc.* (Software)	1,560	67,564
Cars.com, Inc.* (Internet Software & Services)	403	11,441
Cavium, Inc.* (Semiconductors & Semiconductor Equipment)	391	33,822
CDK Global, Inc. (Software)	689	44,819
CDW Corp. (Electronic Equipment, Instruments & Components)	834	67,378
CenturyLink, Inc. (Diversified Telecommunication Services)	5,422	101,066
Cerner Corp.* (Health Care Technology)	1,736	103,796
Ciena Corp.* (Communications Equipment)	785	20,810
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	339	12,994
Cisco Systems, Inc. (Communications Equipment)	25,977	1,117,791
Citrix Systems, Inc.* (Software)	718	75,275
Cognizant Technology Solutions Corp. (IT Services)	3,231	255,216
CommScope Holding Co., Inc.* (Communications Equipment)	1,051	30,694
CommVault Systems, Inc.* (Software)	249	16,397
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	552	22,947
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,971	30,708
Dell Technologies, Inc.*—Class V (Software)	1,094	92,531
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	427	5,103
DXC Technology Co. (IT Services)	1,577	127,122
eBay, Inc.* (Internet Software & Services)	5,104	185,071
EchoStar Corp.* (Communications Equipment)	285	12,654
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	263	8,563
Ellie Mae, Inc.* (Software)	202	20,976
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	775	26,273
EPAM Systems, Inc.* (IT Services)	299	37,175
F5 Networks, Inc.* (Communications Equipment)	340	58,633
Facebook, Inc.*—Class A (Internet Software & Services)	13,246	2,573,963
Fair Isaac Corp.* (Software)	176	34,024
Finisar Corp.* (Communications Equipment)	635	11,430
FireEye, Inc.* (Software)	1,014	15,605
Fortinet, Inc.* (Software)	791	49,382
Garmin, Ltd. (Household Durables)	615	37,515

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 241

Common Stocks, continued

	Shares	Value
Gartner, Inc.* (IT Services)	497	$66,051
GrubHub, Inc.* (Internet Software & Services)	491	51,511
Guidewire Software, Inc.* (Software)	449	39,862
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	8,433	123,206
HP, Inc. (Technology Hardware, Storage & Peripherals)	9,067	205,730
IAC/InterActiveCorp* (Internet Software & Services)	439	66,943
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	721	22,985
Intel Corp. (Semiconductors & Semiconductor Equipment)	25,744	1,279,735
InterDigital, Inc. (Communications Equipment)	205	16,585
International Business Machines Corp. (IT Services)	4,708	657,707
Intuit, Inc. (Software)	1,356	277,038
j2 Global, Inc. (Internet Software & Services)	289	25,030
Juniper Networks, Inc. (Communications Equipment)	1,936	53,085
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	858	87,971
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	906	156,602
Leidos Holdings, Inc. (IT Services)	780	46,020
LogMeIn, Inc. (Internet Software & Services)	307	31,698
Lumentum Holdings, Inc.* (Communications Equipment)	350	20,265
Manhattan Associates, Inc.* (Software)	374	17,582
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,384	51,113
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,547	90,747
Medidata Solutions, Inc.* (Health Care Technology)	329	26,504
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,304	118,599
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	6,410	336,140
Microsoft Corp. (Software)	42,429	4,183,923
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	302	28,901
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	229	30,610
Motorola Solutions, Inc. (Communications Equipment)	895	104,152
NCR Corp.* (Technology Hardware, Storage & Peripherals)	657	19,697
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,478	116,067
NetScout Systems, Inc.* (Communications Equipment)	453	13,454
Nuance Communications, Inc.* (Software)	1,501	20,841
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	3,355	794,800
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,358	52,430
Oracle Corp. (Software)	16,451	724,831
Palo Alto Networks, Inc.* (Communications Equipment)	501	102,940
Pandora Media, Inc.* (Internet Software & Services)	1,402	11,048
Paycom Software, Inc.* (Software)	285	28,167
Perspecta, Inc. (IT Services)	780	16,029
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,045	8,956
Plantronics, Inc. (Communications Equipment)	196	14,945
Proofpoint, Inc.* (Software)	299	34,478
PTC, Inc.* (Software)	640	60,038
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	705	56,520
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,192	459,735
Red Hat, Inc.* (Software)	986	132,489
Salesforce.com, Inc.* (Software)	3,894	531,142
Science Applications International Corp. (IT Services)	249	20,152
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	1,591	89,844
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	370	17,409
ServiceNow, Inc.* (Software)	981	169,193
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	255	25,398
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,012	97,810
Splunk, Inc.* (Software)	794	78,693
SS&C Technologies Holdings, Inc. (Software)	1,098	56,986
Symantec Corp. (Software)	3,440	71,036
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	204	10,275
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	172	16,600
Synopsys, Inc.* (Software)	818	69,996
Tableau Software, Inc.*—Class A (Software)	380	37,145
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	205	16,835
Teradata Corp.* (IT Services)	672	26,981
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,047	39,859
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,405	595,901
The Ultimate Software Group, Inc.* (Software)	171	44,000
Twitter, Inc.* (Internet Software & Services)	3,616	157,911
Tyler Technologies, Inc.* (Software)	210	46,641
Universal Display Corp. (Electronic Equipment, Instruments & Components)	247	21,242
Veeva Systems, Inc.*—Class A (Health Care Technology)	662	50,881
Verint Systems, Inc.* (Software)	357	15,833
VeriSign, Inc.* (Internet Software & Services)	525	72,146
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	602	22,364
ViaSat, Inc.* (Communications Equipment)	303	19,913
Viavi Solutions, Inc.* (Communications Equipment)	1,253	12,831
VMware, Inc.*—Class A (Software)	389	57,171
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,662	128,655
Workday, Inc.*—Class A (Software)	801	97,017
Xerox Corp. (Technology Hardware, Storage & Peripherals)	1,180	28,320
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,392	90,842

See accompanying notes to financial statements.

242 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
Zayo Group Holdings, Inc.* (Diversified Telecommunication Services)	1,038	$37,866
Zillow Group, Inc.*—Class A (Internet Software & Services)	284	16,969
Zillow Group, Inc.*—Class C (Internet Software & Services)	617	36,440
TOTAL COMMON STOCKS (Cost $8,512,078)		30,320,218

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $68,011	$68,000	$68,000
TOTAL REPURCHASE AGREEMENTS (Cost $68,000)		68,000
TOTAL INVESTMENT SECURITIES (Cost $8,580,078)—96.9%		30,388,218
Net other assets (liabilities)—3.1%		975,445
NET ASSETS—100.0%		$31,363,663

*      Non-income producing security.

(a)   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	7/23/18	2.48%	$1,049,874	$(126)

(1)   Agreements may be terminated at will by either party without penalty.

(2)   Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

ProFund VP Technology invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Commercial Services & Supplies	$8,956	NM
Communications Equipment	1,706,015	5.4%
Diversified Telecommunication Services	138,932	0.4%
Electronic Equipment, Instruments & Components	122,055	0.4%
Health Care Technology	230,912	0.8%
Household Durables	37,515	0.1%
Internet Software & Services	7,043,603	22.5%
IT Services	1,363,177	4.3%
Semiconductors & Semiconductor Equipment	5,654,532	18.0%
Software	8,255,454	26.4%
Technology Hardware, Storage & Peripherals	5,759,067	18.4%
Other**	1,043,445	3.3%
Total	$31,363,663	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM   Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 243

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$8,580,078
Securities, at value	30,320,218
Repurchase agreements, at value	68,000
Total Investment Securities, at value	30,388,218
Cash	698
Dividends and interest receivable	5,934
Receivable for capital shares issued	293,838
Receivable for investments sold	794,865
Prepaid expenses	396
TOTAL ASSETS	31,483,949

LIABILITIES:
Payable for capital shares redeemed	47,314
Unrealized depreciation on swap agreements	126
Advisory fees payable	20,231
Management services fees payable	2,697
Administration fees payable	921
Administrative services fees payable	10,144
Distribution fees payable	16,132
Trustee fees payable	7
Transfer agency fees payable	1,516
Fund accounting fees payable	1,101
Compliance services fees payable	177
Other accrued expenses	19,920
TOTAL LIABILITIES	120,286
NET ASSETS	$31,363,663

NET ASSETS CONSIST OF:
Capital	$11,193,945
Accumulated net investment income (loss)	(32,806)
Accumulated net realized gains (losses) on investments	(1,605,490)
Net unrealized appreciation (depreciation) on investments	21,808,014
NET ASSETS	$31,363,663

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	698,283
Net Asset Value (offering and redemption price per share)	$44.92

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$190,615
Interest	542
TOTAL INVESTMENT INCOME	191,157

EXPENSES:
Advisory fees	114,046
Management services fees	15,206
Administration fees	5,648
Transfer agency fees	8,536
Administrative services fees	28,803
Distribution fees	38,016
Custody fees	2,845
Fund accounting fees	6,764
Trustee fees	497
Compliance services fees	185
Other fees	17,805
TOTAL NET EXPENSES	238,351
NET INVESTMENT INCOME (LOSS)	(47,194)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	617,935
Change in net unrealized appreciation/depreciation on investment securities	2,051,504
Change in net unrealized appreciation/depreciation on swap agreements	(42)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,669,397
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,622,203

See accompanying notes to financial statements.

244 :: ProFund VP Technology :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(47,194)	$(72,450)
Net realized gains (losses) on investments	617,935	1,159,562
Change in net unrealized appreciation/depreciation on investments	2,051,462	7,029,950
Change in net assets resulting from operations	2,622,203	8,117,062

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(15,522)
Net realized gains on investments	(826,813)	—
Change in net assets resulting from distributions	(826,813)	(15,522)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,952,026	40,316,096
Distributions reinvested	826,813	15,522
Value of shares redeemed	(18,941,484)	(34,021,768)
Change in net assets resulting from capital transactions	(4,162,645)	6,309,850
Change in net assets	(2,367,255)	14,411,390

NET ASSETS:
Beginning of period	33,730,918	19,319,528
End of period	$31,363,663	$33,730,918
Accumulated net investment income (loss)	$(32,806)	$14,388

SHARE TRANSACTIONS:
Issued	307,767	1,088,903
Reinvested	17,773	399
Redeemed	(429,311)	(907,972)
Change in shares	(103,771)	181,330

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Technology :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$42.06	$31.12	$27.71	$27.06	$22.91	$18.30

Investment Activities:
Net investment income (loss)(a)	(0.07)	(0.09)	0.03	(0.03)	(0.03)	— (b)
Net realized and unrealized gains (losses) on investments	4.11	11.05	3.38	0.68	4.18	4.61
Total income (loss) from investment activities	4.04	10.96	3.41	0.65	4.15	4.61

Distributions to Shareholders From:
Net investment income	—	(0.02)	—	—	—	—
Net realized gains on investments	(1.18)	—	—	—	—	—
Total distributions	(1.18)	(0.02)	—	—	—	—

Net Asset Value, End of Period	$44.92	$42.06	$31.12	$27.71	$27.06	$22.91

Total Return(c)	9.50%	35.18%	12.34%	2.40%	18.11%	25.19%

Ratios to Average Net Assets:
Gross expenses(d)	1.57%	1.56%	1.62%	1.68%	1.68%	1.73%
Net expenses(d)	1.57%	1.56%	1.62%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.31)%	(0.25)%	0.09%	(0.12)%	(0.11)%	0.01%

Supplemental Data:
Net assets, end of period (000’s)	$31,364	$33,731	$19,320	$23,662	$23,227	$15,426
Portfolio turnover rate(c)(e)	27%	86%	93%	119%	109%	148%

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)   Amount is less than $0.005.

(c)    Not annualized for periods less than one year.

(d)   Annualized for periods less than one year.

(e)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

246 :: ProFund VP Telecommunications :: Financial Statements

Investment Objective: The ProFund VP Telecommunications seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Telecommunications Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	49%
Swap Agreements	51%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.3%
Verizon Communications, Inc.	21.7%
T-Mobile U.S., Inc.	1.9%
Sprint Corp.	0.4%
Telephone & Data Systems, Inc.	0.2%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Diversified Telecommunication Services	95%
Wireless Telecommunication Services	5%

Schedule of Portfolio Investments (unaudited)

Common Stocks (48.6%)

	Shares	Value
AT&T, Inc. (Diversified Telecommunication Services)	49,492	$1,589,188
Sprint Corp.* (Wireless Telecommunication Services)	4,656	25,329
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	534	14,642
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,095	125,176
Verizon Communications, Inc. (Diversified Telecommunication Services)	28,203	1,418,893
TOTAL COMMON STOCKS (Cost $1,730,212)		3,173,228

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $19,003	$19,000	$19,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,000)		19,000
TOTAL INVESTMENT SECURITIES (Cost $1,749,212)—48.9%		3,192,228
Net other assets (liabilities)—51.1%		3,340,958
NET ASSETS—100.0%		$6,533,186

*      Non-income producing security.

(a)   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	7/23/18	2.48%	$3,349,598	$(402)

(1)   Agreements may be terminated at will by either party without penalty.

(2)   Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 247

ProFund VP Telecommunications invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Diversified Telecommunication Services	$3,008,081	46.1%
Wireless Telecommunication Services	165,147	2.5%
Other**	3,359,958	51.4%
Total	$6,533,186	100.0%

**   Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

248 :: ProFund VP Telecommunications :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$1,749,212
Securities, at value	3,173,228
Repurchase agreements, at value	19,000
Total Investment Securities, at value	3,192,228
Cash	767
Dividends and interest receivable	2
Receivable for capital shares issued	193,172
Receivable for investments sold	3,165,119
Prepaid expenses	102
TOTAL ASSETS	6,551,390

LIABILITIES:
Payable for capital shares redeemed	102
Unrealized depreciation on swap agreements	402
Advisory fees payable	3,938
Management services fees payable	525
Administration fees payable	179
Administrative services fees payable	2,706
Distribution fees payable	2,429
Transfer agency fees payable	295
Fund accounting fees payable	214
Compliance services fees payable	37
Other accrued expenses	7,377
TOTAL LIABILITIES	18,204
NET ASSETS	$6,533,186

NET ASSETS CONSIST OF:
Capital	$7,053,486
Accumulated net investment income (loss)	124,443
Accumulated net realized gains (losses) on investments	(2,087,357)
Net unrealized appreciation (depreciation) on investments	1,442,614
NET ASSETS	$6,533,186

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	216,486
Net Asset Value (offering and redemption price per share)	$30.18

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$182,641
Interest	430
TOTAL INVESTMENT INCOME	183,071

EXPENSES:
Advisory fees	26,173
Management services fees	3,490
Administration fees	671
Transfer agency fees	1,011
Administrative services fees	10,596
Distribution fees	8,724
Custody fees	701
Fund accounting fees	754
Trustee fees	63
Compliance services fees	37
Other fees	408
Recoupment of prior expenses reduced by the Advisor	6,000
TOTAL NET EXPENSES	58,628
NET INVESTMENT INCOME (LOSS)	124,443

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(230,959)
Net realized gains (losses) on swap agreements	(48,929)
Change in net unrealized appreciation/depreciation on investment securities	(635,627)
Change in net unrealized appreciation/depreciation on swap agreements	168
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(915,347)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(790,904)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 249

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$124,443	$376,240
Net realized gains (losses) on investments	(279,888)	(317,507)
Change in net unrealized appreciation/depreciation on investments	(635,459)	(977,415)
Change in net assets resulting from operations	(790,904)	(918,682)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(376,240)	(449,569)
Net realized gains on investments	—	(552,138)
Change in net assets resulting from distributions	(376,240)	(1,001,707)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	2,654,070	15,201,396
Distributions reinvested	376,240	1,001,707
Value of shares redeemed	(4,701,661)	(20,873,447)
Change in net assets resulting from capital transactions	(1,671,351)	(4,670,344)
Change in net assets	(2,838,495)	(6,590,733)

NET ASSETS:
Beginning of period	9,371,681	15,962,414
End of period	$6,533,186	$9,371,681
Accumulated net investment income (loss)	$124,443	$376,240

SHARE TRANSACTIONS:
Issued	81,975	387,562
Reinvested	12,600	28,968
Redeemed	(141,967)	(544,083)
Change in shares	(47,392)	(127,553)

See accompanying notes to financial statements.

250 :: ProFund VP Telecommunications :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)
Net Asset Value, Beginning of Period	$35.52		$40.78	$34.04	$34.09	$35.09	$33.42

Investment Activities:
Net investment income (loss)(b)	0.58		1.29	0.99	1.08	0.96	0.92
Net realized and unrealized gains (losses) on investments	(4.10)		(2.27)	6.37	(0.53)	(0.72)	3.19
Total income (loss) from investment activities	(3.52)		(0.98)	7.36	0.55	0.24	4.11

Distributions to Shareholders From:
Net investment income	(1.82)		(1.92)	(0.62)	(0.60)	(1.24)	(0.96)
Net realized gains on investments	—		(2.36)	—	—	—	(1.48)
Total distributions	(1.82)		(4.28)	(0.62)	(0.60)	(1.24)	(2.44)

Net Asset Value, End of Period	$30.18		$35.52	$40.78	$34.04	$34.09	$35.09

Total Return(c)	(9.85)%		(2.12)%	21.65%	1.52%	0.57%	12.07%

Ratios to Average Net Assets:
Gross expenses(d)	1.68	%(e)	1.72%	1.72%	1.76%	1.78%	1.73%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	3.57%		3.43%	2.55%	3.12%	2.75%	2.58%

Supplemental Data:
Net assets, end of period (000’s)	$6,533		$9,372	$15,962	$8,240	$8,931	$9,991
Portfolio turnover rate(c)(f)	177%		388%	428%	418%	382%	423%

(a)           As described in Note 9, share amounts have been adjusted for 1:4 reverse share split that occurred on December 5, 2016.

(b)          Per share net investment income (loss) has been calculated using the average daily shares method.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           The gross expense ratio includes a non-recurring fee reduction for expenses accrued in a prior year. Had this fee reduction not occurred, the gross expense ratio would have been 1.69%. The net expense ratio, net investment income (loss) ratio, and total return were not affected by the fee reduction.

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 251

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	41%
Swap Agreements	84%
Total Exposure	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (40.5%)

	Principal Amount	Value
U.S. Treasury Bond, 3.13%, 5/15/48	$5,840,000	$5,996,494
TOTAL U.S. TREASURY OBLIGATION (Cost $5,769,004)		5,996,494

Repurchase Agreements(a)(b) (61.7%)

Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $9,147,494	9,146,000	9,146,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,146,000)		9,146,000
TOTAL INVESTMENT SECURITIES (Cost $14,915,004)—102.2%		15,142,494
Net other assets (liabilities)—(2.2)%		(319,921)
NET ASSETS—100.0%		$14,822,573

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $77,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.13% due on 5/15/48	Citibank North America	7/16/18	2.15%	$2,156,273	$19,787
30-Year U.S. Treasury Bond, 3.13% due on 5/15/48	Societe’ Generale	7/16/18	2.13%	10,267,969	120,577
				$12,424,242	$140,364

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

252 :: ProFund VP U.S. Government Plus :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$14,915,004
Securities, at value	5,996,494
Repurchase agreements, at value	9,146,000
Total Investment Securities, at value	15,142,494
Cash	355
Segregated cash balances with custodian	100,000
Interest receivable	24,304
Unrealized appreciation on swap agreements	140,364
Prepaid expenses	229
TOTAL ASSETS	15,407,746

LIABILITIES:
Payable for capital shares redeemed	543,890
Advisory fees payable	7,591
Management services fees payable	1,518
Administration fees payable	519
Administrative services fees payable	6,995
Distribution fees payable	8,094
Transfer agency fees payable	854
Fund accounting fees payable	621
Compliance services fees payable	98
Other accrued expenses	14,993
TOTAL LIABILITIES	585,173
NET ASSETS	$14,822,573

NET ASSETS CONSIST OF:
Capital	$15,813,569
Accumulated net realized gains (losses) on investments	(1,358,850)
Net unrealized appreciation (depreciation) on investments	367,854

NET ASSETS	$14,822,573

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	636,231
Net Asset Value (offering and redemption price per share)	$23.30

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$202,381

EXPENSES:
Advisory fees	46,724
Management services fees	9,345
Administration fees	960
Transfer agency fees	1,448
Administrative services fees	23,309
Distribution fees	23,362
Custody fees	325
Fund accounting fees	1,067
Trustee fees	89
Compliance services fees	98
Other fees	353
Recoupment of prior expenses reduced by the Advisor	21,878
TOTAL NET EXPENSES	128,958
NET INVESTMENT INCOME (LOSS)	73,423

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(623,635)
Net realized gains (losses) on futures contracts	5,383
Net realized gains (losses) on swap agreements	(662,145)
Change in net unrealized appreciation/depreciation on investment securities	(481)
Change in net unrealized appreciation/depreciation on swap agreements	141,287
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,139,591)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,066,168)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 253

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$73,423	$107,171
Net realized gains (losses) on investments	(1,280,397)	2,121,112
Change in net unrealized appreciation/depreciation on investments	140,806	345,330
Change in net assets resulting from operations	(1,066,168)	2,573,613

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(73,423)	(107,171)
Change in net assets resulting from distributions	(73,423)	(107,171)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	91,021,650	242,213,680
Distributions reinvested	73,423	107,171
Value of shares redeemed	(94,140,707)	(251,941,216)
Change in net assets resulting from capital transactions	(3,045,634)	(9,620,365)
Change in net assets	(4,185,225)	(7,153,923)

NET ASSETS:
Beginning of period	19,007,798	26,161,721
End of period	$14,822,573	$19,007,798

SHARE TRANSACTIONS:
Issued	3,990,668	10,213,470
Reinvested	3,183	4,494
Redeemed	(4,126,323)	(10,602,766)
Change in shares	(132,472)	(384,802)

See accompanying notes to financial statements.

254 :: ProFund VP U.S. Government Plus :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$24.73	$22.68	$22.75	$24.11	$17.71	$22.99

Investment Activities:
Net investment income (loss)(a)	0.09	0.10	(0.11)	(0.03)	0.04	0.04
Net realized and unrealized gains (losses) on investments	(1.43)	2.06	0.04	(1.33)	6.40	(4.21)
Total income (loss) from investment activities	(1.34)	2.16	(0.07)	(1.36)	6.44	(4.17)

Distributions to Shareholders From:
Net investment income	(0.09)	(0.11)	—	—	(0.04)	(0.05)
Net realized gains on investments	—	—	—	—	—	(1.06)
Return of capital	—	—	—	—	— (b)	—
Total distributions	(0.09)	(0.11)	—	—	(0.04)	(1.11)

Net Asset Value, End of Period	$23.30	$24.73	$22.68	$22.75	$24.11	$17.71

Total Return(c)	(5.38)%	9.49%	(0.31)%	(5.64)%	36.39%	(19.11)%

Ratios to Average Net Assets:
Gross expenses(d)	1.38%	1.43%	1.42%	1.42%	1.46%	1.42%
Net expenses(d)	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income (loss)(d)	0.79%	0.43%	(0.42)%	(0.12)%	0.18%	0.19%

Supplemental Data:
Net assets, end of period (000’s)	$14,823	$19,008	$26,162	$30,903	$40,574	$21,814
Portfolio turnover rate(c)(e)	180%	397%	400%	573%	903%	1,099%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Amount is less than $0.005.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 255

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Futures Contracts	4%
Swap Agreements	130%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.6%
Microsoft Corp.	2.2%
Amazon.com, Inc.	2.0%
Alphabet, Inc.	1.9%
Facebook, Inc.	1.3%

S&P 500 — Composition

% of Index
Information Technology	25%
Health Care	14%
Financials	14%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	7%
Energy	6%
Utilities	3%
Real Estate	3%
Materials	3%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (66.1%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,421	$279,539
A.O. Smith Corp. (Building Products)	348	20,584
Abbott Laboratories (Health Care Equipment & Supplies)	4,176	254,695
AbbVie, Inc. (Biotechnology)	3,596	333,170
ABIOMED, Inc.* (Health Care Equipment & Supplies)	87	35,587
Accenture PLC—Class A (IT Services)	1,537	251,438
Activision Blizzard, Inc. (Software)	1,798	137,223
Adobe Systems, Inc.* (Software)	1,160	282,820
Advance Auto Parts, Inc. (Specialty Retail)	174	23,612
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,943	29,126
Aetna, Inc. (Health Care Providers & Services)	783	143,681
Affiliated Managers Group, Inc. (Capital Markets)	116	17,246
Aflac, Inc. (Insurance)	1,827	78,598
Agilent Technologies, Inc. (Life Sciences Tools & Services)	754	46,627
Air Products & Chemicals, Inc. (Chemicals)	522	81,291
Akamai Technologies, Inc.* (Internet Software & Services)	406	29,731
Alaska Air Group, Inc. (Airlines)	290	17,513
Albemarle Corp. (Chemicals)	261	24,620
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	232	29,271
Alexion Pharmaceuticals, Inc.* (Biotechnology)	522	64,806
Align Technology, Inc.* (Health Care Equipment & Supplies)	174	59,532
Allegion PLC (Building Products)	232	17,948
Allergan PLC (Pharmaceuticals)	812	135,377
Alliance Data Systems Corp. (IT Services)	116	27,051
Alliant Energy Corp. (Electric Utilities)	551	23,318
Alphabet, Inc.*—Class A (Internet Software & Services)	696	785,916
Alphabet, Inc.*—Class C (Internet Software & Services)	725	808,846
Altria Group, Inc. (Tobacco)	4,495	255,271
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	957	1,626,710
Ameren Corp. (Multi-Utilities)	580	35,293
American Airlines Group, Inc. (Airlines)	986	37,429
American Electric Power Co., Inc. (Electric Utilities)	1,160	80,330
American Express Co. (Consumer Finance)	1,682	164,836
American International Group, Inc. (Insurance)	2,117	112,243
American Tower Corp. (Equity Real Estate Investment Trusts)	1,044	150,512
American Water Works Co., Inc. (Water Utilities)	435	37,140
Ameriprise Financial, Inc. (Capital Markets)	348	48,678
AmerisourceBergen Corp. (Health Care Providers & Services)	377	32,147
AMETEK, Inc. (Electrical Equipment)	551	39,760
Amgen, Inc. (Biotechnology)	1,595	294,422
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	725	63,184
Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,218	89,219
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	870	83,450
Andeavor (Oil, Gas & Consumable Fuels)	319	41,846
ANSYS, Inc.* (Software)	203	35,359
Anthem, Inc. (Health Care Providers & Services)	609	144,960
Aon PLC (Insurance)	580	79,559
Apache Corp. (Oil, Gas & Consumable Fuels)	899	42,028
Apartment Investment & Management Co.—Class A (Equity Real Estate Investment Trusts)	377	15,947

See accompanying notes to financial statements.

256 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Apple, Inc. (Technology Hardware, Storage & Peripherals)	11,658	$2,158,013
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	2,407	111,179
Aptiv PLC (Auto Components)	638	58,460
Archer-Daniels-Midland Co. (Food Products)	1,334	61,137
Arconic, Inc. (Aerospace & Defense)	1,015	17,265
Arthur J. Gallagher & Co. (Insurance)	435	28,397
Assurant, Inc. (Insurance)	116	12,005
AT&T, Inc. (Diversified Telecommunication Services)	17,284	554,989
Autodesk, Inc.* (Software)	522	68,429
Automatic Data Processing, Inc. (IT Services)	1,044	140,042
AutoZone, Inc.* (Specialty Retail)	58	38,914
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	319	54,833
Avery Dennison Corp. (Containers & Packaging)	203	20,726
Baker Hughes, Inc.—Class A (Energy Equipment & Services)	986	32,568
Ball Corp. (Containers & Packaging)	841	29,898
Bank of America Corp. (Banks)	22,388	631,118
Baxter International, Inc. (Health Care Equipment & Supplies)	1,160	85,654
BB&T Corp. (Banks)	1,856	93,617
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	638	152,839
Berkshire Hathaway, Inc.*—Class B (Diversified Financial Services)	4,582	855,230
Best Buy Co., Inc. (Specialty Retail)	580	43,256
Biogen, Inc.* (Biotechnology)	493	143,088
BlackRock, Inc.—Class A (Capital Markets)	290	144,722
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	116	235,142
BorgWarner, Inc. (Auto Components)	464	20,026
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	377	47,283
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,277	107,158
Brighthouse Financial, Inc.* (Insurance)	232	9,296
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,886	215,051
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	986	239,243
Broadridge Financial Solutions, Inc. (IT Services)	290	33,379
Brown-Forman Corp.—Class B (Beverages)	609	29,847
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	319	26,688
CA, Inc. (Software)	754	26,880
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	1,073	25,537
Cadence Design Systems, Inc.* (Software)	667	28,888
Campbell Soup Co. (Food Products)	464	18,811
Capital One Financial Corp. (Consumer Finance)	1,160	106,604
Cardinal Health, Inc. (Health Care Providers & Services)	725	35,402
CarMax, Inc.* (Specialty Retail)	435	31,698
Carnival Corp.—Class A (Hotels, Restaurants & Leisure)	957	54,846
Caterpillar, Inc. (Machinery)	1,421	192,788
CBOE Holdings, Inc. (Capital Markets)	261	27,162
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	725	34,612
CBS Corp.—Class B (Media)	812	45,651
Celgene Corp.* (Biotechnology)	1,682	133,584
Centene Corp.* (Health Care Providers & Services)	493	60,743
CenterPoint Energy, Inc. (Multi-Utilities)	1,015	28,126
CenturyLink, Inc. (Diversified Telecommunication Services)	2,320	43,245
Cerner Corp.* (Health Care Technology)	754	45,082
CF Industries Holdings, Inc. (Chemicals)	551	24,464
Charter Communications, Inc.*—Class A (Media)	435	127,546
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,524	571,969
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	58	25,019
Chubb, Ltd. (Insurance)	1,102	139,975
Church & Dwight Co., Inc. (Household Products)	580	30,833
Cigna Corp. (Health Care Providers & Services)	580	98,571
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	232	23,604
Cincinnati Financial Corp. (Insurance)	348	23,267
Cintas Corp. (Commercial Services & Supplies)	203	37,569
Cisco Systems, Inc. (Communications Equipment)	11,165	480,431
Citigroup, Inc. (Banks)	6,061	405,602
Citizens Financial Group, Inc. (Banks)	1,160	45,124
Citrix Systems, Inc.* (Software)	319	33,444
CME Group, Inc. (Capital Markets)	812	133,103
CMS Energy Corp. (Multi-Utilities)	667	31,536
Cognizant Technology Solutions Corp. (IT Services)	1,392	109,954
Colgate-Palmolive Co. (Household Products)	2,059	133,444
Comcast Corp.—Class A (Media)	10,904	357,759
Comerica, Inc. (Banks)	406	36,914
ConAgra Foods, Inc. (Food Products)	928	33,157
Concho Resources, Inc.* (Oil, Gas & Consumable Fuels)	348	48,146
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,784	193,822
Consolidated Edison, Inc. (Multi-Utilities)	725	56,536
Constellation Brands, Inc.—Class A (Beverages)	406	88,861
Copart, Inc.* (Commercial Services & Supplies)	493	27,884
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,972	54,250
Costco Wholesale Corp. (Food & Staples Retailing)	1,044	218,176
Coty, Inc. (Personal Products)	1,131	15,947
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	986	106,311
CSX Corp. (Road & Rail)	2,088	133,173
Cummins, Inc. (Machinery)	377	50,141
CVS Health Corp. (Food & Staples Retailing)	2,407	154,890
D.R. Horton, Inc. (Household Durables)	812	33,292
Danaher Corp. (Health Care Equipment & Supplies)	1,450	143,086
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	290	31,047
DaVita HealthCare Partners, Inc.* (Health Care Providers & Services)	319	22,151
Deere & Co. (Machinery)	783	109,464
Delta Air Lines, Inc. (Airlines)	1,537	76,143
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	551	24,117
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,247	54,818
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	493	55,009
Discover Financial Services (Consumer Finance)	841	59,215

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 257

Common Stocks, continued

	Shares		Value
Discovery Communications, Inc.*—Class A (Media)	377		$10,368
Discovery Communications, Inc.*—Class C (Media)	812		20,706
Dish Network Corp.*—Class A (Media)	551		18,519
Dollar General Corp. (Multiline Retail)	609		60,047
Dollar Tree, Inc.* (Multiline Retail)	551		46,835
Dominion Resources, Inc. (Multi-Utilities)	1,537		104,793
Dover Corp. (Machinery)	377		27,596
DowDuPont, Inc. (Chemicals)	5,510		363,220
DTE Energy Co. (Multi-Utilities)	435		45,079
Duke Energy Corp. (Electric Utilities)	1,653		130,719
Duke Realty Corp. (Equity Real Estate Investment Trusts)	841		24,414
DXC Technology Co. (IT Services)	667		53,767
E*TRADE Financial Corp.* (Capital Markets)	638		39,020
Eastman Chemical Co. (Chemicals)	348		34,786
Eaton Corp. PLC (Electrical Equipment)	1,044		78,029
eBay, Inc.* (Internet Software & Services)	2,204		79,917
Ecolab, Inc. (Chemicals)	609		85,461
Edison International (Electric Utilities)	783		49,540
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	493		71,766
Electronic Arts, Inc.* (Software)	725		102,240
Eli Lilly & Co. (Pharmaceuticals)	2,262		193,016
Emerson Electric Co. (Electrical Equipment)	1,508		104,263
Entergy Corp. (Electric Utilities)	435		35,144
Envision Healthcare Corp.* (Health Care Providers & Services)	290		12,763
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,363		169,598
EQT Corp. (Oil, Gas & Consumable Fuels)	609		33,605
Equifax, Inc. (Professional Services)	290		36,282
Equinix, Inc. (Equity Real Estate Investment Trusts)	203		87,268
Equity Residential (Equity Real Estate Investment Trusts)	870		55,410
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	145		34,665
Everest Re Group, Ltd. (Insurance)	87		20,052
Evergy, Inc. (Electric Utilities)	638		35,824
Eversource Energy (Electric Utilities)	754		44,192
Exelon Corp. (Electric Utilities)	2,291		97,597
Expedia, Inc. (Internet & Direct Marketing Retail)	290		34,855
Expeditors International of Washington, Inc. (Air Freight & Logistics)	406		29,679
Express Scripts Holding Co.* (Health Care Providers & Services)	1,334		102,998
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	290		28,945
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	10,063		832,512
F5 Networks, Inc.* (Communications Equipment)	145		25,005
Facebook, Inc.*—Class A (Internet Software & Services)	5,684		1,104,516
Fastenal Co. (Trading Companies & Distributors)	696		33,498
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	174		22,020
FedEx Corp. (Air Freight & Logistics)	580		131,694
Fidelity National Information Services, Inc. (IT Services)	783		83,021
Fifth Third Bancorp (Banks)	1,624		46,609
First Horizon National Corp. (Banks)	—	(a)	5
FirstEnergy Corp. (Electric Utilities)	1,073		38,531
Fiserv, Inc.* (IT Services)	986		73,053
FleetCor Technologies, Inc.* (IT Services)	203		42,762
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	319		16,578
Flowserve Corp. (Machinery)	319		12,888
Fluor Corp. (Construction & Engineering)	348		16,975
FMC Corp. (Chemicals)	319		28,458
Foot Locker, Inc. (Specialty Retail)	290		15,269
Ford Motor Co. (Automobiles)	9,280		102,730
Fortive Corp. (Machinery)	725		55,905
Fortune Brands Home & Security, Inc. (Building Products)	348		18,684
Franklin Resources, Inc. (Capital Markets)	754		24,166
Freeport-McMoRan, Inc. (Metals & Mining)	3,190		55,059
Garmin, Ltd. (Household Durables)	261		15,921
Gartner, Inc.* (IT Services)	203		26,979
General Dynamics Corp. (Aerospace & Defense)	667		124,335
General Electric Co. (Industrial Conglomerates)	20,619		280,625
General Mills, Inc. (Food Products)	1,421		62,893
General Motors Co. (Automobiles)	3,016		118,830
Genuine Parts Co. (Distributors)	348		31,942
GGP, Inc. (Equity Real Estate Investment Trusts)	1,508		30,808
Gilead Sciences, Inc. (Biotechnology)	3,074		217,762
Global Payments, Inc. (IT Services)	377		42,032
H & R Block, Inc. (Diversified Consumer Services)	493		11,231
Halliburton Co. (Energy Equipment & Services)	2,088		94,085
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	870		19,157
Harley-Davidson, Inc. (Automobiles)	406		17,084
Harris Corp. (Communications Equipment)	290		41,917
Hartford Financial Services Group, Inc. (Insurance)	841		43,000
Hasbro, Inc. (Leisure Products)	261		24,093
HCA Holdings, Inc. (Health Care Providers & Services)	667		68,434
HCP, Inc. (Equity Real Estate Investment Trusts)	1,102		28,454
Helmerich & Payne, Inc. (Energy Equipment & Services)	261		16,641
Henry Schein, Inc.* (Health Care Providers & Services)	377		27,385
Hess Corp. (Oil, Gas & Consumable Fuels)	609		40,736
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	3,625		52,961
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	667		52,800
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	406		27,783
Hologic, Inc.* (Health Care Equipment & Supplies)	638		25,361
Honeywell International, Inc. (Industrial Conglomerates)	1,769		254,824
Hormel Foods Corp. (Food Products)	638		23,740
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	1,769		37,273
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,886		88,174
Humana, Inc. (Health Care Providers & Services)	319		94,944
Huntington Bancshares, Inc. (Banks)	2,610		38,524
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	116		25,148

See accompanying notes to financial statements.

258 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	203	$44,242
IHS Markit, Ltd.* (Professional Services)	841	43,388
Illinois Tool Works, Inc. (Machinery)	725	100,442
Illumina, Inc.* (Life Sciences Tools & Services)	348	97,193
Incyte Corp.* (Biotechnology)	406	27,202
Ingersoll-Rand PLC (Machinery)	580	52,043
Intel Corp. (Semiconductors & Semiconductor Equipment)	11,078	550,688
Intercontinental Exchange, Inc. (Capital Markets)	1,363	100,249
International Business Machines Corp. (IT Services)	2,030	283,591
International Flavors & Fragrances, Inc. (Chemicals)	174	21,569
International Paper Co. (Containers & Packaging)	986	51,351
Intuit, Inc. (Software)	580	118,497
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	261	124,883
Invesco, Ltd. (Capital Markets)	986	26,188
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	87	19,195
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	348	34,737
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	667	23,352
J.B. Hunt Transport Services, Inc. (Road & Rail)	203	24,675
Jacobs Engineering Group, Inc. (Construction & Engineering)	290	18,413
Jefferies Financial Group, Inc. (Capital Markets)	725	16,487
Johnson & Johnson (Pharmaceuticals)	6,380	774,149
Johnson Controls International PLC (Building Products)	2,204	73,723
JPMorgan Chase & Co. (Banks)	8,091	843,083
Juniper Networks, Inc. (Communications Equipment)	841	23,060
Kansas City Southern Industries, Inc. (Road & Rail)	232	24,583
Kellogg Co. (Food Products)	580	40,525
KeyCorp (Banks)	2,523	49,299
Kimberly-Clark Corp. (Household Products)	841	88,591
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,015	17,245
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,495	79,427
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	377	38,654
Kohl’s Corp. (Multiline Retail)	406	29,597
L Brands, Inc. (Specialty Retail)	580	21,390
L3 Technologies, Inc. (Aerospace & Defense)	174	33,464
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	232	41,651
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	377	65,164
Leggett & Platt, Inc. (Household Durables)	319	14,240
Lennar Corp.—Class A (Household Durables)	638	33,496
Lincoln National Corp. (Insurance)	522	32,495
LKQ Corp.* (Distributors)	725	23,128
Lockheed Martin Corp. (Aerospace & Defense)	580	171,349
Loews Corp. (Insurance)	609	29,403
Lowe’s Cos., Inc. (Specialty Retail)	1,943	185,693
LyondellBasell Industries N.V.—Class A (Chemicals)	754	82,827
M&T Bank Corp. (Banks)	348	59,212
Macy’s, Inc. (Multiline Retail)	725	27,137
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	2,030	42,346
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,102	77,316
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	696	88,146
Marsh & McLennan Cos., Inc. (Insurance)	1,218	99,839
Martin Marietta Materials, Inc. (Construction Materials)	145	32,383
Masco Corp. (Building Products)	725	27,130
MasterCard, Inc.—Class A (IT Services)	2,175	427,431
Mattel, Inc. (Leisure Products)	812	13,333
McCormick & Co., Inc. (Food Products)	290	33,666
McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,856	290,817
McKesson Corp. (Health Care Providers & Services)	493	65,766
Medtronic PLC (Health Care Equipment & Supplies)	3,219	275,580
Merck & Co., Inc. (Pharmaceuticals)	6,380	387,266
MetLife, Inc. (Insurance)	2,407	104,945
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	58	33,561
MGM Resorts International (Hotels, Restaurants & Leisure)	1,189	34,517
Michael Kors Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	348	23,177
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	551	50,113
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	2,755	144,472
Microsoft Corp. (Software)	18,241	1,798,744
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	261	26,275
Mohawk Industries, Inc.* (Household Durables)	145	31,069
Molson Coors Brewing Co.—Class B (Beverages)	435	29,597
Mondelez International, Inc.—Class A (Food Products)	3,509	143,870
Monster Beverage Corp.* (Beverages)	986	56,498
Moody’s Corp. (Capital Markets)	406	69,247
Morgan Stanley (Capital Markets)	3,248	153,955
Motorola Solutions, Inc. (Communications Equipment)	377	43,871
MSCI, Inc.—Class A (Capital Markets)	203	33,582
Mylan N.V.* (Pharmaceuticals)	1,218	44,019
National Oilwell Varco, Inc. (Energy Equipment & Services)	899	39,017
Nektar Therapeutics* (Pharmaceuticals)	377	18,409
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	638	50,102
Netflix, Inc.* (Internet & Direct Marketing Retail)	1,044	408,653
Newell Rubbermaid, Inc. (Household Durables)	1,160	29,916
Newfield Exploration Co.* (Oil, Gas & Consumable Fuels)	464	14,036
Newmont Mining Corp. (Metals & Mining)	1,276	48,118
News Corp.—Class A (Media)	899	13,935
News Corp.—Class B (Media)	290	4,597
NextEra Energy, Inc. (Electric Utilities)	1,131	188,912
Nielsen Holdings PLC (Professional Services)	783	24,218
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	3,045	242,626
NiSource, Inc. (Multi-Utilities)	812	21,339

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 259

Common Stocks, continued

	Shares	Value
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	1,160	$40,925
Nordstrom, Inc. (Multiline Retail)	290	15,016
Norfolk Southern Corp. (Road & Rail)	667	100,630
Northern Trust Corp. (Capital Markets)	493	50,725
Northrop Grumman Corp. (Aerospace & Defense)	406	124,926
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	493	23,294
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	696	21,367
Nucor Corp. (Metals & Mining)	754	47,125
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,450	343,506
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,827	152,883
Omnicom Group, Inc. (Media)	551	42,025
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	986	68,852
Oracle Corp. (Software)	7,076	311,768
O’Reilly Automotive, Inc.* (Specialty Retail)	203	55,535
PACCAR, Inc. (Machinery)	841	52,108
Packaging Corp. of America (Containers & Packaging)	232	25,935
Parker-Hannifin Corp. (Machinery)	319	49,716
Paychex, Inc. (IT Services)	754	51,536
PayPal Holdings, Inc.* (IT Services)	2,639	219,750
Pentair PLC (Machinery)	377	15,864
People’s United Financial, Inc. (Banks)	812	14,689
PepsiCo, Inc. (Beverages)	3,364	366,239
PerkinElmer, Inc. (Life Sciences Tools & Services)	261	19,113
Perrigo Co. PLC (Pharmaceuticals)	319	23,258
Pfizer, Inc. (Pharmaceuticals)	13,891	503,965
PG&E Corp. (Electric Utilities)	1,218	51,838
Philip Morris International, Inc. (Tobacco)	3,683	297,365
Phillips 66 (Oil, Gas & Consumable Fuels)	986	110,738
Pinnacle West Capital Corp. (Electric Utilities)	261	21,026
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	406	76,831
PNC Financial Services Group, Inc. (Banks)	1,102	148,880
PPG Industries, Inc. (Chemicals)	580	60,163
PPL Corp. (Electric Utilities)	1,653	47,193
Praxair, Inc. (Chemicals)	696	110,073
Principal Financial Group, Inc. (Insurance)	638	33,782
Prologis, Inc. (Equity Real Estate Investment Trusts)	1,276	83,820
Prudential Financial, Inc. (Insurance)	986	92,201
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,189	64,372
Public Storage (Equity Real Estate Investment Trusts)	348	78,947
PulteGroup, Inc. (Household Durables)	638	18,343
PVH Corp. (Textiles, Apparel & Luxury Goods)	174	26,051
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	290	23,249
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	3,509	196,925
Quanta Services, Inc.* (Construction & Engineering)	348	11,623
Quest Diagnostics, Inc. (Health Care Providers & Services)	319	35,071
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	145	18,229
Raymond James Financial, Inc. (Capital Markets)	319	28,503
Raytheon Co. (Aerospace & Defense)	696	134,453
Realty Income Corp. (Equity Real Estate Investment Trusts)	667	35,878
Red Hat, Inc.* (Software)	435	58,451
Regency Centers Corp. (Equity Real Estate Investment Trusts)	348	21,604
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	174	60,028
Regions Financial Corp. (Banks)	2,668	47,437
Republic Services, Inc.—Class A (Commercial Services & Supplies)	522	35,684
ResMed, Inc. (Health Care Equipment & Supplies)	348	36,046
Robert Half International, Inc. (Professional Services)	290	18,879
Rockwell Automation, Inc. (Electrical Equipment)	290	48,207
Rockwell Collins, Inc. (Aerospace & Defense)	377	50,774
Roper Technologies, Inc. (Industrial Conglomerates)	232	64,011
Ross Stores, Inc. (Specialty Retail)	899	76,190
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	406	42,062
S&P Global, Inc. (Capital Markets)	609	124,169
Salesforce.com, Inc.* (Software)	1,682	229,425
SBA Communications Corp.* (Equity Real Estate Investment Trusts)	261	43,096
SCANA Corp. (Multi-Utilities)	348	13,405
Schlumberger, Ltd. (Energy Equipment & Services)	3,277	219,657
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	696	39,303
Sealed Air Corp. (Containers & Packaging)	377	16,004
Sempra Energy (Multi-Utilities)	638	74,078
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	725	123,388
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	435	42,043
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	203	20,408
Snap-on, Inc. (Machinery)	145	23,304
Southwest Airlines Co. (Airlines)	1,276	64,923
Stanley Black & Decker, Inc. (Machinery)	377	50,069
Starbucks Corp. (Hotels, Restaurants & Leisure)	3,277	160,081
State Street Corp. (Capital Markets)	870	80,988
Stericycle, Inc.* (Commercial Services & Supplies)	203	13,254
Stryker Corp. (Health Care Equipment & Supplies)	754	127,320
SunTrust Banks, Inc. (Banks)	1,102	72,754
SVB Financial Group* (Banks)	116	33,496
Symantec Corp. (Software)	1,479	30,541
Synchrony Financial (Consumer Finance)	1,682	56,145
Synopsys, Inc.* (Software)	348	29,778
Sysco Corp. (Food & Staples Retailing)	1,131	77,236
T. Rowe Price Group, Inc. (Capital Markets)	580	67,332
Take-Two Interactive Software, Inc.* (Software)	261	30,892
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	696	32,510
Target Corp. (Multiline Retail)	1,276	97,130
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	841	75,740

See accompanying notes to financial statements.

260 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
TechnipFMC PLC (Energy Equipment & Services)	1,044	$33,137
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,320	255,780
Textron, Inc. (Aerospace & Defense)	609	40,139
The AES Corp. (Independent Power & Renewable Electricity Producers)	1,566	21,000
The Allstate Corp. (Insurance)	841	76,758
The Bank of New York Mellon Corp. (Capital Markets)	2,407	129,810
The Boeing Co. (Aerospace & Defense)	1,305	437,841
The Charles Schwab Corp. (Capital Markets)	2,842	145,226
The Clorox Co. (Household Products)	319	43,145
The Coca-Cola Co. (Beverages)	9,106	399,389
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	116	27,312
The Estee Lauder Cos., Inc.—Class A (Personal Products)	522	74,484
The Gap, Inc. (Specialty Retail)	522	16,908
The Goldman Sachs Group, Inc. (Capital Markets)	841	185,499
The Goodyear Tire & Rubber Co. (Auto Components)	580	13,508
The Hershey Co. (Food Products)	319	29,686
The Home Depot, Inc. (Specialty Retail)	2,726	531,842
The Interpublic Group of Cos., Inc. (Media)	928	21,752
The JM Smucker Co.—Class A (Food Products)	261	28,052
The Kraft Heinz Co. (Food Products)	1,421	89,267
The Kroger Co. (Food & Staples Retailing)	1,943	55,278
The Macerich Co. (Equity Real Estate Investment Trusts)	261	14,833
The Mosaic Co. (Chemicals)	841	23,590
The NASDAQ OMX Group, Inc. (Capital Markets)	290	26,468
The Procter & Gamble Co. (Household Products)	5,974	466,330
The Progressive Corp. (Insurance)	1,392	82,337
The Sherwin-Williams Co. (Chemicals)	203	82,737
The Southern Co. (Electric Utilities)	2,407	111,468
The TJX Cos., Inc. (Specialty Retail)	1,479	140,771
The Travelers Cos., Inc. (Insurance)	638	78,053
The Walt Disney Co. (Media)	3,538	370,817
The Western Union Co. (IT Services)	1,102	22,404
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,972	53,461
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	957	198,233
Tiffany & Co. (Specialty Retail)	232	30,531
Torchmark Corp. (Insurance)	261	21,248
Total System Services, Inc. (IT Services)	406	34,315
Tractor Supply Co. (Specialty Retail)	290	22,182
TransDigm Group, Inc. (Aerospace & Defense)	116	40,036
TripAdvisor, Inc.* (Internet & Direct Marketing Retail)	261	14,540
Twenty-First Century Fox, Inc.—Class A (Media)	2,494	123,927
Twenty-First Century Fox, Inc.—Class B (Media)	1,044	51,438
Twitter, Inc.* (Internet Software & Services)	1,566	68,387
Tyson Foods, Inc.—Class A (Food Products)	696	47,920
U.S. Bancorp (Banks)	3,712	185,674
UDR, Inc. (Equity Real Estate Investment Trusts)	638	23,951
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	145	33,852
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	435	9,779
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	435	9,170
Union Pacific Corp. (Road & Rail)	1,827	258,849
United Continental Holdings, Inc.* (Airlines)	551	38,421
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,624	172,517
United Rentals, Inc.* (Trading Companies & Distributors)	203	29,967
United Technologies Corp. (Aerospace & Defense)	1,769	221,178
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,291	562,074
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	203	22,622
Unum Group (Insurance)	522	19,309
V.F. Corp. (Textiles, Apparel & Luxury Goods)	783	63,830
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	1,015	112,492
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	203	23,085
Ventas, Inc. (Equity Real Estate Investment Trusts)	841	47,895
VeriSign, Inc.* (Internet Software & Services)	232	31,881
Verisk Analytics, Inc.*—Class A (Professional Services)	377	40,580
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,802	493,139
Vertex Pharmaceuticals, Inc.* (Biotechnology)	609	103,506
Viacom, Inc.—Class B (Media)	841	25,365
Visa, Inc.—Class A (IT Services)	4,234	560,792
Vornado Realty Trust (Equity Real Estate Investment Trusts)	406	30,012
Vulcan Materials Co. (Construction Materials)	319	41,170
W.W. Grainger, Inc. (Trading Companies & Distributors)	116	35,775
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	2,030	121,830
Wal-Mart Stores, Inc. (Food & Staples Retailing)	3,422	293,095
Waste Management, Inc. (Commercial Services & Supplies)	957	77,842
Waters Corp.* (Life Sciences Tools & Services)	174	33,685
WEC Energy Group, Inc. (Multi-Utilities)	754	48,746
Wells Fargo & Co. (Banks)	10,411	577,186
Welltower, Inc. (Equity Real Estate Investment Trusts)	870	54,540
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	696	53,877
WestRock Co. (Containers & Packaging)	609	34,725
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	1,798	65,555
Whirlpool Corp. (Household Durables)	145	21,203
Willis Towers Watson PLC (Insurance)	319	48,360
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	203	33,970
Xcel Energy, Inc. (Electric Utilities)	1,218	55,638
Xerox Corp. (Technology Hardware, Storage & Peripherals)	522	12,528
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	609	39,743
XL Group, Ltd. (Insurance)	609	34,074
Xylem, Inc. (Machinery)	435	29,310
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	754	58,978
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	493	54,940

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 261

Common Stocks, continued

	Shares	Value
Zions Bancorp (Banks)	464	$24,448
Zoetis, Inc. (Pharmaceuticals)	1,160	98,820
TOTAL COMMON STOCKS (Cost $48,096,289)		54,630,538

Repurchase Agreements(b)(c) (12.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $10,450,706	$10,449,000	$10,449,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,449,000)		10,449,000
TOTAL INVESTMENT SECURITIES (Cost $58,545,289)—78.7%		65,079,538
Net other assets (liabilities)—21.3%		17,645,586
NET ASSETS—100.0%		$82,725,124

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $5,601,000.

(c)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	23	9/24/18	$3,129,150	$(70,992)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	7/27/18	2.53%	$56,725,440	$342,749
SDPR S&P 500 ETF	Goldman Sachs International	7/27/18	2.43%	21,226,705	142,938
				77,952,145	485,687
S&P 500	UBS AG	7/27/18	2.48%	20,410,750	141,895
SDPR S&P 500 ETF	UBS AG	7/27/18	2.08%	9,349,669	65,440
				29,760,419	207,335
				$107,712,564	$693,022

(1)	Agreements may be terminated at will by either party without penalty.
(2)

Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

262 :: ProFund VP UltraBull :: Financial Statements

ProFund VP UltraBull invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$1,420,908	1.7%
Air Freight & Logistics	360,578	0.4%
Airlines	234,429	0.3%
Auto Components	91,994	0.1%
Automobiles	238,644	0.3%
Banks	3,353,671	4.0%
Beverages	970,431	1.2%
Biotechnology	1,377,568	1.7%
Building Products	158,069	0.2%
Capital Markets	1,672,525	2.0%
Chemicals	1,023,259	1.2%
Commercial Services & Supplies	192,233	0.2%
Communications Equipment	614,284	0.7%
Construction & Engineering	47,011	0.1%
Construction Materials	73,553	0.1%
Consumer Finance	386,800	0.5%
Containers & Packaging	178,639	0.2%
Distributors	55,070	0.1%
Diversified Consumer Services	11,231	NM
Diversified Financial Services	855,230	1.0%
Diversified Telecommunication Services	1,091,373	1.3%
Electric Utilities	1,011,270	1.3%
Electrical Equipment	270,259	0.3%
Electronic Equipment, Instruments & Components	228,947	0.3%
Energy Equipment & Services	435,105	0.5%
Equity Real Estate Investment Trusts	1,519,222	1.9%
Food & Staples Retailing	920,505	1.1%
Food Products	612,724	0.7%
Health Care Equipment & Supplies	1,673,203	2.0%
Health Care Providers & Services	1,571,363	1.9%
Health Care Technology	45,082	0.1%
Hotels, Restaurants & Leisure	895,577	1.1%
Household Durables	197,480	0.2%
Household Products	762,343	0.9%
Independent Power & Renewable Electricity Producers	42,367	0.1%
Industrial Conglomerates	878,999	1.1%
Insurance	1,299,196	1.6%
Internet & Direct Marketing Retail	2,319,900	2.9%
Internet Software & Services	2,909,194	3.5%
IT Services	2,483,297	3.0%
Leisure Products	37,426	NM
Life Sciences Tools & Services	463,149	0.6%
Machinery	821,638	1.0%
Media	1,234,405	1.5%
Metals & Mining	150,302	0.2%
Multiline Retail	275,762	0.3%
Multi-Utilities	523,303	0.6%
Oil, Gas & Consumable Fuels	3,024,530	3.7%
Personal Products	90,431	0.1%
Pharmaceuticals	2,393,330	2.8%
Professional Services	163,347	0.2%
Real Estate Management & Development	34,612	NM
Road & Rail	541,910	0.7%
Semiconductors & Semiconductor Equipment	2,213,335	2.7%
Software	3,323,379	4.1%
Specialty Retail	1,267,643	1.5%
Technology Hardware, Storage & Peripherals	2,454,958	3.0%
Textiles, Apparel & Luxury Goods	444,529	0.5%
Tobacco	552,636	0.7%
Trading Companies & Distributors	99,240	0.1%
Water Utilities	37,140	NM
Other**	28,094,586	33.9%
Total	$82,725,124	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 263

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$58,545,289
Securities, at value	54,630,538
Repurchase agreements, at value	10,449,000
Total Investment Securities, at value	65,079,538
Cash	689
Segregated cash balances with brokers	141,680
Dividends and interest receivable	17,160
Unrealized appreciation on swap agreements	693,022
Receivable for capital shares issued	45,533,515
Receivable for investments sold	25,616
Variation margin on futures contracts	1,725
Prepaid expenses	567
TOTAL ASSETS	111,493,512

LIABILITIES:
Payable for investments purchased	28,274,009
Payable for capital shares redeemed	432,707
Advisory fees payable	19,338
Management services fees payable	2,578
Administration fees payable	872
Administrative services fees payable	5,892
Distribution fees payable	8,907
Trustee fees payable	7
Transfer agency fees payable	1,435
Fund accounting fees payable	1,042
Compliance services fees payable	208
Other accrued expenses	21,393
TOTAL LIABILITIES	28,768,388
NET ASSETS	$82,725,124

NET ASSETS CONSIST OF:
Capital	$80,246,781
Accumulated net investment income (loss)	59,712
Accumulated net realized gains (losses) on investments	(4,737,648)
Net unrealized appreciation (depreciation) on investments	7,156,279
NET ASSETS	$82,725,124

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	6,798,698
Net Asset Value (offering and redemption price per share)	$12.17

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$225,292
Interest	78,601
TOTAL INVESTMENT INCOME	303,893

EXPENSES:
Advisory fees	121,569
Management services fees	16,209
Administration fees	6,026
Transfer agency fees	9,156
Administrative services fees	23,757
Distribution fees	40,523
Custody fees	2,411
Fund accounting fees	7,945
Trustee fees	472
Compliance services fees	208
Other fees	18,759
TOTAL NET EXPENSES	247,035
NET INVESTMENT INCOME (LOSS)	56,858

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(941,169)
Net realized gains (losses) on futures contracts	78,500
Net realized gains (losses) on swap agreements	(2,606,042)
Change in net unrealized appreciation/depreciation on investment securities	203,629
Change in net unrealized appreciation/depreciation on futures contracts	(107,440)
Change in net unrealized appreciation/depreciation on swap agreements	746,146
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(2,626,376)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,569,518)

See accompanying notes to financial statements.

264 :: ProFund VP UltraBull :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$56,858	$(33,521)
Net realized gains (losses) on investments	(3,468,711)	11,070,586
Change in net unrealized appreciation/depreciation on investments	842,335	2,016,876
Change in net assets resulting from operations	(2,569,518)	13,053,941

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(11,077,999)	(4,217,255)
Change in net assets resulting from distributions	(11,077,999)	(4,217,255)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	741,379,179	1,220,298,594
Distributions reinvested	3,186,175	4,217,255
Value of shares redeemed	(683,187,466)	(1,252,109,535)
Change in net assets resulting from capital transactions	61,377,888	(27,593,686)
Change in net assets	47,730,371	(18,757,000)

NET ASSETS:
Beginning of period	34,994,753	53,751,753
End of period	$82,725,124	$34,994,753
Accumulated net investment income (loss)	$59,712	$2,854

SHARE TRANSACTIONS:
Issued	51,473,711	82,020,940
Reinvested	252,270	313,085
Redeemed	(47,296,832)	(83,952,365)
Change in shares	4,429,149	(1,618,340)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraBull :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$14.77	$13.48	$13.96	$16.50	$19.63	$13.42

Investment Activities:
Net investment income (loss)(a)	0.03	(0.02)	(0.03)	(0.05)	(0.06)	(0.08)
Net realized and unrealized gains (losses) on investments	0.27 (b)	5.18	2.49	(0.27)	3.73	8.47
Total income (loss) from investment activities	0.30	5.16	2.46	(0.32)	3.67	8.39

Distributions to Shareholders From:
Net realized gains on investments	(2.90)	(3.87)	(2.94)	(2.22)	(6.80)	(2.18)

Net Asset Value, End of Period	$12.17	$14.77	$13.48	$13.96	$16.50	$19.63

Total Return(c)	1.31%	41.02%	18.60%	(2.88)%	23.24%	68.05%

Ratios to Average Net Assets:
Gross expenses(d)	1.53%	1.60%	1.68%	1.68%	1.78%	1.79%
Net expenses(d)	1.53%	1.60%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.35%	(0.12)%	(0.20)%	(0.35)%	(0.38)%	(0.50)%

Supplemental Data:
Net assets, end of period (000’s)	$82,725	$34,995	$53,752	$28,680	$67,317	$35,757
Portfolio turnover rate(c)(e)	1,659%	2,993%	2,888%	2,578%	2,750%	1,884%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

266 :: ProFund VP UltraMid-Cap :: Financial Statements

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Futures Contracts	9%
Swap Agreements	140%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	0.5%
Domino’s Pizza, Inc.	0.4%
Teleflex, Inc.	0.3%
Keysight Technologies, Inc.	0.3%
WellCare Health Plans, Inc.	0.3%

S&P MidCap 400 — Composition

% of Index
Financials	17%
Information Technology	16%
Industrials	15%
Consumer Discretionary	13%
Real Estate	10%
Health Care	9%
Materials	7%
Energy	5%
Utilities	5%
Consumer Staples	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (51.4%)

	Shares	Value
Aaron’s, Inc. (Specialty Retail)	800	$34,760
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,040	42,546
ACI Worldwide, Inc.* (Software)	1,440	35,525
Acuity Brands, Inc. (Electrical Equipment)	480	55,618
Acxiom Corp.* (IT Services)	960	28,752
Adtalem Global Education, Inc.* (Diversified Consumer Services)	800	38,480
AECOM Technology Corp.* (Construction & Engineering)	2,000	66,059
AGCO Corp. (Machinery)	800	48,576
Akorn, Inc.* (Pharmaceuticals)	1,200	19,908
Alexander & Baldwin, Inc. (Real Estate Management & Development)	880	20,680
Alleghany Corp. (Insurance)	160	91,995
Allegheny Technologies, Inc.* (Metals & Mining)	1,600	40,192
ALLETE, Inc. (Electric Utilities)	640	49,542
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	2,240	26,880
AMC Networks, Inc.*—Class A (Media)	560	34,832
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,760	75,469
American Eagle Outfitters, Inc. (Specialty Retail)	2,160	50,220
American Financial Group, Inc. (Insurance)	880	94,450
Apergy Corp.* (Energy Equipment & Services)	960	40,080
AptarGroup, Inc. (Containers & Packaging)	800	74,704
Aqua America, Inc. (Water Utilities)	2,240	78,803
ARRIS International PLC* (Communications Equipment)	2,240	54,758
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,120	84,314
Ashland Global Holdings, Inc. (Chemicals)	800	62,544
Aspen Insurance Holdings, Ltd. (Insurance)	720	29,304
Associated Banc-Corp. (Banks)	2,160	58,968
Atmos Energy Corp. (Gas Utilities)	1,440	129,801
AutoNation, Inc.* (Specialty Retail)	720	34,978
Avis Budget Group, Inc.* (Road & Rail)	880	28,600
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,520	65,193
BancorpSouth Bank (Banks)	1,040	34,268
Bank of Hawaii Corp. (Banks)	560	46,715
Bank of the Ozarks, Inc. (Banks)	1,520	68,461
Bed Bath & Beyond, Inc. (Specialty Retail)	1,760	35,068
Belden, Inc. (Electronic Equipment, Instruments & Components)	480	29,338
Bemis Co., Inc. (Containers & Packaging)	1,120	47,275
Big Lots, Inc. (Multiline Retail)	560	23,397
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	240	69,250
Bio-Techne Corp. (Life Sciences Tools & Services)	480	71,016
Black Hills Corp. (Multi-Utilities)	640	39,174
Blackbaud, Inc. (Software)	640	65,568
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,040	36,046
Brinker International, Inc. (Hotels, Restaurants & Leisure)	560	26,656
Brown & Brown, Inc. (Insurance)	2,880	79,862
Brunswick Corp. (Leisure Products)	1,120	72,218
Cable One, Inc. (Media)	80	58,663
Cabot Corp. (Chemicals)	800	49,416
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	2,800	30,072
Camden Property Trust (Equity Real Estate Investment Trusts)	1,200	109,356
Cantel Medical Corp. (Health Care Equipment & Supplies)	480	47,213
Carlisle Cos., Inc. (Industrial Conglomerates)	800	86,648
Carpenter Technology Corp. (Metals & Mining)	560	29,439
Cars.com, Inc.* (Internet Software & Services)	880	24,983
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	560	60,698

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 267

Common Stocks, continued

	Shares	Value
Casey’s General Stores, Inc. (Food & Staples Retailing)	480	$50,439
Catalent, Inc.* (Pharmaceuticals)	1,680	70,376
Cathay General Bancorp, Inc. (Banks)	960	38,870
CDK Global, Inc. (Software)	1,600	104,080
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	640	71,846
Chemed Corp. (Health Care Providers & Services)	240	77,234
Chemical Financial Corp. (Banks)	880	48,990
Chesapeake Energy Corp.* (Oil, Gas & Consumable Fuels)	11,520	60,365
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	160	47,440
Ciena Corp.* (Communications Equipment)	1,840	48,778
Cinemark Holdings, Inc. (Media)	1,360	47,709
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	800	30,664
Clean Harbors, Inc.* (Commercial Services & Supplies)	640	35,552
CNO Financial Group, Inc. (Insurance)	2,080	39,603
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,480	44,094
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,160	96,357
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	320	50,054
Commerce Bancshares, Inc. (Banks)	1,200	77,652
Commercial Metals Co. (Metals & Mining)	1,440	30,398
CommVault Systems, Inc.* (Software)	560	36,876
Compass Minerals International, Inc. (Metals & Mining)	400	26,300
Convergys Corp. (IT Services)	1,120	27,373
Core Laboratories N.V. (Energy Equipment & Services)	560	70,678
Corecivic, Inc. (Equity Real Estate Investment Trusts)	1,520	36,313
CoreLogic, Inc.* (IT Services)	1,040	53,976
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	400	44,328
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	1,280	37,107
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	5,280	51,163
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	320	49,987
Crane Co. (Machinery)	640	51,283
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,280	53,210
Cullen/Frost Bankers, Inc. (Banks)	720	77,933
Curtiss-Wright Corp. (Aerospace & Defense)	560	66,651
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	4,560	71,045
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,280	74,701
Dana Holding Corp. (Auto Components)	1,840	37,150
DCT Industrial Trust, Inc. (Equity Real Estate Investment Trusts)	1,200	80,076
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	400	45,156
Delphi Technologies PLC (Auto Components)	1,120	50,915
Deluxe Corp. (Commercial Services & Supplies)	640	42,374
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	800	16,688
Dick’s Sporting Goods, Inc. (Specialty Retail)	960	33,840
Dillard’s, Inc.—Class A (Multiline Retail)	240	22,680
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	560	158,015
Domtar Corp. (Paper & Forest Products)	800	38,192
Donaldson Co., Inc. (Machinery)	1,680	75,802
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	2,000	80,360
Dril-Quip, Inc.* (Energy Equipment & Services)	480	24,672
Dunkin’ Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,040	71,833
Dycom Industries, Inc.* (Construction & Engineering)	400	37,804
Eagle Materials, Inc. (Construction Materials)	640	67,181
East West Bancorp, Inc. (Banks)	1,840	119,967
Eaton Vance Corp. (Capital Markets)	1,520	79,329
Edgewell Personal Care Co.* (Personal Products)	720	36,331
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	960	39,840
EMCOR Group, Inc. (Construction & Engineering)	720	54,850
Encompass Health Corp. (Health Care Providers & Services)	1,280	86,682
Energen Corp.* (Oil, Gas & Consumable Fuels)	1,200	87,384
Energizer Holdings, Inc. (Household Products)	720	45,331
EnerSys (Electrical Equipment)	560	41,798
Ensco PLCADR—Class A (Energy Equipment & Services)	5,520	40,075
EPR Properties (Equity Real Estate Investment Trusts)	800	51,832
Esterline Technologies Corp.* (Aerospace & Defense)	320	23,616
Evercore Partners, Inc.—Class A (Capital Markets)	480	50,616
Exelixis, Inc.* (Biotechnology)	3,600	77,472
F.N.B. Corp. (Banks)	4,080	54,754
FactSet Research Systems, Inc. (Capital Markets)	480	95,088
Fair Isaac Corp.* (Software)	400	77,328
Federated Investors, Inc.—Class B (Capital Markets)	1,200	27,984
First American Financial Corp. (Insurance)	1,440	74,477
First Horizon National Corp. (Banks)	4,160	74,214
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,600	53,344
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,040	54,766
Five Below, Inc.* (Specialty Retail)	720	70,350
Flowers Foods, Inc. (Food Products)	2,320	48,326
Fortinet, Inc.* (Software)	1,840	114,871
Fulton Financial Corp. (Banks)	2,240	36,960
GATX Corp. (Trading Companies & Distributors)	480	35,630
Genesee & Wyoming, Inc.*—Class A (Road & Rail)	800	65,056
Gentex Corp. (Auto Components)	3,440	79,189
Genworth Financial, Inc.*—Class A (Insurance)	6,320	28,440

See accompanying notes to financial statements.

268 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	960	$48,442
Graco, Inc. (Machinery)	2,080	94,058
Graham Holdings Co.—Class B (Diversified Consumer Services)	80	46,888
Granite Construction, Inc. (Construction & Engineering)	560	31,170
Greif, Inc.—Class A (Containers & Packaging)	320	16,925
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	2,000	25,140
Haemonetics Corp.* (Health Care Equipment & Supplies)	640	57,395
Halyard Health, Inc.* (Health Care Equipment & Supplies)	560	32,060
Hancock Holding Co. (Banks)	1,040	48,516
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,360	46,648
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,600	46,528
Healthcare Services Group, Inc. (Commercial Services & Supplies)	960	41,462
Helen of Troy, Ltd.* (Household Durables)	320	31,504
Herman Miller, Inc. (Commercial Services & Supplies)	720	24,408
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	1,280	64,934
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	800	69,872
HNI Corp. (Commercial Services & Supplies)	560	20,832
Home BancShares, Inc. (Banks)	2,000	45,120
Hospitality Properties Trust (Equity Real Estate Investment Trusts)	2,080	59,509
Hubbell, Inc. (Electrical Equipment)	720	76,133
ICU Medical, Inc.* (Health Care Equipment & Supplies)	160	46,984
IDACORP, Inc. (Electric Utilities)	640	59,034
IDEX Corp. (Machinery)	960	131,022
ILG, Inc. (Hotels, Restaurants & Leisure)	1,360	44,921
Ingredion, Inc. (Food Products)	880	97,416
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	880	56,681
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,600	51,008
Interactive Brokers Group, Inc.—Class A (Capital Markets)	880	56,681
InterDigital, Inc. (Communications Equipment)	400	32,360
International Bancshares Corp. (Banks)	720	30,816
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	320	14,304
ITT, Inc. (Machinery)	1,120	58,542
j2 Global, Inc. (Internet Software & Services)	640	55,430
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,160	59,746
Jack Henry & Associates, Inc. (IT Services)	960	125,146
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	320	27,238
Janus Henderson Group PLC (Capital Markets)	2,240	68,835
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,200	43,764
JetBlue Airways Corp.* (Airlines)	4,000	75,920
John Wiley & Sons, Inc.—Class A (Media)	560	34,944
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	560	92,954
KB Home (Household Durables)	1,040	28,330
KBR, Inc. (Construction & Engineering)	1,760	31,539
Kemper Corp. (Insurance)	640	48,416
Kennametal, Inc. (Machinery)	1,040	37,336
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,400	141,671
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,280	96,819
Kirby Corp.* (Marine)	640	53,504
KLX, Inc.* (Aerospace & Defense)	640	46,016
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,600	61,136
Lamar Advertising Co.—Class A (Equity Real Estate Investment Trusts)	1,040	71,042
Lamb Weston Holding, Inc. (Food Products)	1,840	126,058
Lancaster Colony Corp. (Food Products)	240	33,221
Landstar System, Inc. (Road & Rail)	560	61,152
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	1,360	46,553
Legg Mason, Inc. (Capital Markets)	1,120	38,898
Leidos Holdings, Inc. (IT Services)	1,840	108,560
LendingTree, Inc.* (Thrifts & Mortgage Finance)	80	17,104
Lennox International, Inc. (Building Products)	480	96,072
Liberty Property Trust (Equity Real Estate Investment Trusts)	1,840	81,567
Life Storage, Inc. (Equity Real Estate Investment Trusts)	560	54,494
LifePoint Health, Inc.* (Health Care Providers & Services)	480	23,424
Lincoln Electric Holdings, Inc. (Machinery)	800	70,208
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	320	73,018
LivaNova PLC* (Health Care Equipment & Supplies)	560	55,899
Live Nation Entertainment, Inc.* (Media)	1,680	81,598
LogMeIn, Inc. (Internet Software & Services)	640	66,081
Louisiana-Pacific Corp. (Paper & Forest Products)	1,840	50,085
Lumentum Holdings, Inc.* (Communications Equipment)	800	46,320
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	1,120	22,714
Mallinckrodt PLC* (Pharmaceuticals)	1,040	19,406
Manhattan Associates, Inc.* (Software)	880	41,369
ManpowerGroup, Inc. (Professional Services)	800	68,848
MarketAxess Holdings, Inc. (Capital Markets)	480	94,973
Masimo Corp.* (Health Care Equipment & Supplies)	640	62,496
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	1,280	38,464
MAXIMUS, Inc. (IT Services)	800	49,688
MB Financial, Inc. (Banks)	1,040	48,568
McDermott International, Inc.* (Energy Equipment & Services)	2,240	44,016
MDU Resources Group, Inc. (Multi-Utilities)	2,480	71,126
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,640	65,146

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 269

Common Stocks, continued

	Shares	Value
Medidata Solutions, Inc.* (Health Care Technology)	720	$58,003
MEDNAX, Inc.* (Health Care Providers & Services)	1,200	51,936
Mercury General Corp. (Insurance)	480	21,869
Meredith Corp. (Media)	480	24,480
Minerals Technologies, Inc. (Chemicals)	480	36,168
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	720	68,904
Molina Healthcare, Inc.* (Health Care Providers & Services)	640	62,682
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	480	64,162
MSA Safety, Inc. (Commercial Services & Supplies)	400	38,536
MSC Industrial Direct Co., Inc.—Class A (Trading Companies & Distributors)	560	47,516
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	2,080	70,242
Murphy USA, Inc.* (Specialty Retail)	400	29,716
Nabors Industries, Ltd. (Energy Equipment & Services)	4,480	28,717
National Fuel Gas Co. (Gas Utilities)	1,120	59,315
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,360	57,093
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,920	84,403
Navient Corp. (Consumer Finance)	3,360	43,781
NCR Corp.* (Technology Hardware, Storage & Peripherals)	1,520	45,570
NetScout Systems, Inc.* (Communications Equipment)	1,040	30,888
New Jersey Resources Corp. (Gas Utilities)	1,120	50,120
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	6,160	68,006
NewMarket Corp. (Chemicals)	80	32,360
Nordson Corp. (Machinery)	640	82,182
NorthWestern Corp. (Multi-Utilities)	640	36,640
NOW, Inc.* (Trading Companies & Distributors)	1,360	18,129
Nu Skin Enterprises, Inc.—Class A (Personal Products)	720	56,297
NuVasive, Inc.* (Health Care Equipment & Supplies)	640	33,357
nVent Electric PLC* (Electrical Equipment)	2,080	52,208
NVR, Inc.* (Household Durables)	80	237,628
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	3,360	43,579
Oceaneering International, Inc. (Energy Equipment & Services)	1,280	32,589
OGE Energy Corp. (Electric Utilities)	2,560	90,138
Old Dominion Freight Line, Inc. (Road & Rail)	880	131,085
Old Republic International Corp. (Insurance)	3,200	63,712
Olin Corp. (Chemicals)	2,080	59,738
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	640	46,400
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	2,480	76,880
ONE Gas, Inc. (Gas Utilities)	640	47,834
Oshkosh Corp. (Machinery)	960	67,507
Owens-Illinois, Inc.* (Containers & Packaging)	2,080	34,965
PacWest Bancorp (Banks)	1,600	79,072
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	320	16,230
Patterson Cos., Inc. (Health Care Providers & Services)	1,040	23,577
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,800	50,400
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	1,440	60,379
Perspecta, Inc. (IT Services)	1,840	37,812
Pinnacle Financial Partners, Inc. (Banks)	960	58,896
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,400	20,568
Plantronics, Inc. (Communications Equipment)	400	30,500
PNM Resources, Inc. (Electric Utilities)	1,040	40,456
Polaris Industries, Inc. (Leisure Products)	720	87,969
PolyOne Corp. (Chemicals)	1,040	44,949
Pool Corp. (Distributors)	480	72,720
Post Holdings, Inc.* (Food Products)	880	75,698
Potlatch Corp. (Equity Real Estate Investment Trusts)	800	40,680
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	640	59,750
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	640	24,563
Primerica, Inc. (Insurance)	560	55,776
Prosperity Bancshares, Inc. (Banks)	880	60,157
PTC, Inc.* (Software)	1,440	135,086
QEP Resources, Inc.* (Oil, Gas & Consumable Fuels)	3,040	37,270
Quality Care Properties* (Equity Real Estate Investment Trusts)	1,200	25,812
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,880	48,182
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,600	61,904
Regal Beloit Corp. (Electrical Equipment)	560	45,808
Reinsurance Group of America, Inc. (Insurance)	800	106,784
Reliance Steel & Aluminum Co. (Metals & Mining)	880	77,035
RenaissanceRe Holdings, Ltd. (Insurance)	480	57,754
Rollins, Inc. (Commercial Services & Supplies)	1,200	63,097
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	1,440	23,357
Royal Gold, Inc. (Metals & Mining)	800	74,272
RPM International, Inc. (Chemicals)	1,680	97,977
Ryder System, Inc. (Road & Rail)	640	45,990
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,240	48,675
Sabre Corp. (IT Services)	3,200	78,848
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,520	24,366
Sanderson Farms, Inc. (Food Products)	240	25,236
Science Applications International Corp. (IT Services)	560	45,321
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	640	31,456
SEI Investments Co. (Capital Markets)	1,680	105,033
Senior Housing Properties Trust (Equity Real Estate Investment Trusts)	3,040	54,994
Sensient Technologies Corp. (Chemicals)	560	40,068

See accompanying notes to financial statements.

270 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Service Corp. International (Diversified Consumer Services)	2,320	$83,033
Signature Bank* (Banks)	640	81,843
Signet Jewelers, Ltd. (Specialty Retail)	720	40,140
Silgan Holdings, Inc. (Containers & Packaging)	960	25,757
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	560	55,776
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	960	67,248
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,680	50,417
SLM Corp.* (Consumer Finance)	5,520	63,204
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,280	32,883
Sonoco Products Co. (Containers & Packaging)	1,280	67,200
Sotheby’s*—Class A (Diversified Consumer Services)	480	26,083
Southwest Gas Corp. (Gas Utilities)	640	48,813
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	6,480	34,344
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,520	33,546
Steel Dynamics, Inc. (Metals & Mining)	2,960	136,013
STERIS PLC (Health Care Equipment & Supplies)	1,040	109,210
Sterling Bancorp (Banks)	2,880	67,680
Stifel Financial Corp. (Capital Markets)	880	45,980
Superior Energy Services, Inc.* (Energy Equipment & Services)	1,920	18,701
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	400	20,148
Syneos Health, Inc.* (Life Sciences Tools & Services)	720	33,768
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	400	38,604
Synovus Financial Corp. (Banks)	1,520	80,302
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	1,200	28,188
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	800	47,008
TCF Financial Corp. (Banks)	2,160	53,179
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	480	39,418
TEGNA, Inc. (Media)	2,720	29,512
Teledyne Technologies, Inc.* (Aerospace & Defense)	480	95,549
Teleflex, Inc. (Health Care Equipment & Supplies)	560	150,198
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,200	32,904
Tempur Sealy International, Inc.* (Household Durables)	560	26,908
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,040	34,913
Teradata Corp.* (IT Services)	1,520	61,028
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	2,400	91,367
Terex Corp. (Machinery)	880	37,127
Texas Capital Bancshares, Inc.* (Banks)	640	58,560
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	800	52,408
The Boston Beer Co., Inc.*—Class A (Beverages)	80	23,976
The Brink’s Co. (Commercial Services & Supplies)	640	51,040
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	560	30,834
The Chemours Co. (Chemicals)	2,240	99,365
The Dun & Bradstreet Corp. (Professional Services)	480	58,872
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,520	41,861
The Hain Celestial Group, Inc.* (Food Products)	1,280	38,144
The Hanover Insurance Group, Inc. (Insurance)	560	66,954
The Michaels Cos., Inc.* (Specialty Retail)	1,440	27,605
The New York Times Co.—Class A (Media)	1,600	41,440
The Scotts Miracle-Gro Co.—Class A (Chemicals)	480	39,917
The Timken Co. (Machinery)	880	38,324
The Toro Co. (Machinery)	1,360	81,940
The Ultimate Software Group, Inc.* (Software)	400	102,924
The Wendy’s Co. (Hotels, Restaurants & Leisure)	2,240	38,483
Thor Industries, Inc. (Automobiles)	640	62,330
Toll Brothers, Inc. (Household Durables)	1,760	65,102
Tootsie Roll Industries, Inc. (Food Products)	240	7,404
Transocean, Ltd.* (Energy Equipment & Services)	5,520	74,188
TreeHouse Foods, Inc.* (Food Products)	720	37,807
TRI Pointe Group, Inc.* (Household Durables)	1,920	31,411
Trimble Navigation, Ltd.* (Electronic Equipment, Instruments & Components)	3,120	102,460
Trinity Industries, Inc. (Machinery)	1,920	65,779
Trustmark Corp. (Banks)	880	28,714
Tupperware Brands Corp. (Household Durables)	640	26,394
Tyler Technologies, Inc.* (Software)	480	106,608
UGI Corp. (Gas Utilities)	2,160	112,471
UMB Financial Corp. (Banks)	560	42,689
Umpqua Holdings Corp. (Banks)	2,800	63,252
United Bankshares, Inc. (Banks)	1,360	49,504
United Natural Foods, Inc.* (Food & Staples Retailing)	640	27,302
United States Steel Corp. (Metals & Mining)	2,240	77,840
United Therapeutics Corp.* (Biotechnology)	560	63,364
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	2,080	41,662
Urban Edge Properties (Equity Real Estate Investment Trusts)	1,360	31,103
Urban Outfitters, Inc.* (Specialty Retail)	1,040	46,332
Valley National Bancorp (Banks)	3,360	40,858
Valmont Industries, Inc. (Construction & Engineering)	320	48,240
Valvoline, Inc. (Chemicals)	2,480	53,494
Vectren Corp. (Multi-Utilities)	1,040	74,309
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	1,360	31,035
Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,360	50,524
ViaSat, Inc.* (Communications Equipment)	720	47,318
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,680	38,976
W.R. Berkley Corp. (Insurance)	1,200	86,892
Wabtec Corp. (Machinery)	1,120	110,410
Washington Federal, Inc. (Thrifts & Mortgage Finance)	1,040	34,008
Watsco, Inc. (Trading Companies & Distributors)	400	71,312
Webster Financial Corp. (Banks)	1,200	76,440

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 271

Common Stocks, continued

	Shares	Value
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	1,520	$46,831
WellCare Health Plans, Inc.* (Health Care Providers & Services)	560	137,894
Werner Enterprises, Inc. (Road & Rail)	560	21,028
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	960	95,318
WEX, Inc.* (IT Services)	480	91,430
WGL Holdings, Inc. (Gas Utilities)	640	56,800
Williams-Sonoma, Inc. (Specialty Retail)	960	58,925
Wintrust Financial Corp. (Banks)	720	62,676
Woodward, Inc. (Machinery)	720	55,339
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	880	17,961
Worthington Industries, Inc. (Metals & Mining)	560	23,503
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	5,040	90,872
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	1,280	56,666
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,280	75,302
Zebra Technologies Corp.*—Class A (Electronic Equipment, Instruments & Components)	640	91,680
TOTAL COMMON STOCKS (Cost $16,021,847)		22,379,827

Repurchase Agreements(a)(b) (22.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $9,634,573	$9,633,000	$9,633,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,633,000)		9,633,000
TOTAL INVESTMENT SECURITIES (Cost $25,654,847)—73.6%		32,012,827
Net other assets (liabilities)—26.4%		11,475,825
NET ASSETS—100.0%		$43,488,652

*                           Non-income producing security.

(a)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $3,954,000.

(b)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR              American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	19	9/24/18	$3,716,590	$(92,791)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	7/27/18	2.43%	$15,244,736	$120,793
SPDR S&P MidCap 400 ETF	Goldman Sachs International	7/27/18	2.18%	4,382,003	60,836
				$19,626,739	$181,629
S&P MidCap 400	UBS AG	7/27/18	2.43%	22,993,832	57,000
SPDR S&P MidCap 400 ETF	UBS AG	7/27/18	2.28%	18,231,113	35,437
				$41,224,945	$92,437
				$60,851,684	$274,066

(1)                   Agreements may be terminated at will by either party without penalty.

(2)                   Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

272 :: ProFund VP UltraMid-Cap :: Financial Statements

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$231,832	0.5%
Airlines	75,920	0.2%
Auto Components	167,254	0.4%
Automobiles	62,330	0.1%
Banks	1,814,594	4.1%
Beverages	23,976	0.1%
Biotechnology	140,836	0.3%
Building Products	96,072	0.2%
Capital Markets	663,417	1.5%
Chemicals	615,996	1.4%
Commercial Services & Supplies	337,869	0.8%
Communications Equipment	290,922	0.7%
Construction & Engineering	269,662	0.6%
Construction Materials	67,181	0.2%
Consumer Finance	106,985	0.2%
Containers & Packaging	266,826	0.6%
Distributors	72,720	0.2%
Diversified Consumer Services	194,484	0.4%
Electric Utilities	285,818	0.7%
Electrical Equipment	271,565	0.6%
Electronic Equipment, Instruments & Components	998,957	2.2%
Energy Equipment & Services	464,161	1.1%
Equity Real Estate Investment Trusts	2,016,960	4.6%
Food & Staples Retailing	111,287	0.3%
Food Products	489,310	1.1%
Gas Utilities	505,154	1.1%
Health Care Equipment & Supplies	865,125	2.1%
Health Care Providers & Services	540,888	1.2%
Health Care Technology	84,883	0.2%
Hotels, Restaurants & Leisure	845,067	2.0%
Household Durables	447,277	1.0%
Household Products	45,331	0.1%
Industrial Conglomerates	86,648	0.2%
Insurance	946,288	2.2%
Internet Software & Services	146,494	0.3%
IT Services	707,934	1.6%
Leisure Products	160,187	0.4%
Life Sciences Tools & Services	305,630	0.7%
Machinery	1,105,435	2.6%
Marine	53,504	0.1%
Media	353,178	0.8%
Metals & Mining	514,992	1.2%
Multiline Retail	92,477	0.2%
Multi-Utilities	221,249	0.5%
Oil, Gas & Consumable Fuels	721,231	1.6%
Paper & Forest Products	88,277	0.2%
Personal Products	92,628	0.2%
Pharmaceuticals	134,253	0.3%
Professional Services	127,720	0.3%
Real Estate Management & Development	113,634	0.3%
Road & Rail	414,047	1.0%
Semiconductors & Semiconductor Equipment	611,574	1.4%
Software	820,235	1.9%
Specialty Retail	486,300	1.1%
Technology Hardware, Storage & Peripherals	45,570	0.1%
Textiles, Apparel & Luxury Goods	156,271	0.4%
Thrifts & Mortgage Finance	119,118	0.3%
Trading Companies & Distributors	172,587	0.4%
Water Utilities	78,803	0.2%
Wireless Telecommunication Services	32,904	0.1%
Other**	21,108,825	48.6%
Total	$43,488,652	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 273

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$25,654,847
Securities, at value	22,379,827
Repurchase agreements, at value	9,633,000
Total Investment Securities, at value	32,012,827
Cash	330
Segregated cash balances with brokers	156,750
Dividends and interest receivable	18,781
Unrealized appreciation on swap agreements	274,066
Receivable for capital shares issued	11,047,268
Receivable for investments sold	144,774
Variation margin on futures contracts	3,800
Prepaid expenses	368
TOTAL ASSETS	43,658,964

LIABILITIES:
Payable for investments purchased	77,481
Payable for capital shares redeemed	42,541
Advisory fees payable	15,616
Management services fees payable	2,082
Administration fees payable	707
Administrative services fees payable	7,929
Distribution fees payable	6,591
Trustee fees payable	6
Transfer agency fees payable	1,163
Fund accounting fees payable	845
Compliance services fees payable	148
Other accrued expenses	15,203
TOTAL LIABILITIES	170,312
NET ASSETS	$43,488,652

NET ASSETS CONSIST OF:
Capital	$37,613,967
Accumulated net investment income (loss)	(14,403)
Accumulated net realized gains (losses) on investments	(650,167)
Net unrealized appreciation (depreciation) on investments	6,539,255
NET ASSETS	$43,488,652

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	741,260
Net Asset Value (offering and redemption price per share)	$58.67

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$147,044
Interest	55,521
Foreign tax withholding	(73)
TOTAL INVESTMENT INCOME	202,492

EXPENSES:
Advisory fees	97,545
Management services fees	13,006
Administration fees	4,612
Transfer agency fees	6,981
Administrative services fees	35,208
Distribution fees	32,515
Custody fees	1,857
Fund accounting fees	6,234
Trustee fees	404
Compliance services fees	154
Other fees	13,127
Recoupment of prior expenses reduced by the Advisor	5,252
TOTAL NET EXPENSES	216,895
NET INVESTMENT INCOME (LOSS)	(14,403)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,116,012
Net realized gains (losses) on futures contracts	146,817
Net realized gains (losses) on swap agreements	(59,855)
Change in net unrealized appreciation/depreciation on investment securities	(730,978)
Change in net unrealized appreciation/depreciation on futures contracts	(136,679)
Change in net unrealized appreciation/depreciation on swap agreements	319,405
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	654,722
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$640,319

See accompanying notes to financial statements.

274 :: ProFund VP UltraMid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(14,403)	$(106,354)
Net realized gains (losses) on investments	1,202,974	6,058,325
Change in net unrealized appreciation/depreciation on investments	(548,252)	1,672,337
Change in net assets resulting from operations	640,319	7,624,308

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(5,729,395)	(1,888,977)
Change in net assets resulting from distributions	(5,729,395)	(1,888,977)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	286,475,595	463,062,362
Distributions reinvested	5,729,395	1,888,977
Value of shares redeemed	(269,441,897)	(482,440,718)
Change in net assets resulting from capital transactions	22,763,093	(17,489,379)
Change in net assets	17,674,017	(11,754,048)

NET ASSETS:
Beginning of period	25,814,635	37,568,683
End of period	$43,488,652	$25,814,635
Accumulated net investment income (loss)	$(14,403)	$—

SHARE TRANSACTIONS:
Issued	3,828,478	6,250,038
Reinvested	93,679	25,883
Redeemed	(3,504,811)	(6,499,626)
Change in shares	417,346	(223,705)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraMid-Cap :: 275

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$79.70	$68.60	$49.75	$61.87	$53.64	$31.44

Investment Activities:
Net investment income (loss)(a)	(0.04)	(0.32)	(0.28)	(0.44)	(0.42)	(0.34)
Net realized and unrealized gains (losses) on investments	3.62	19.39	19.13	(4.14)	8.65	22.54
Total income (loss) from investment activities	3.58	19.07	18.85	(4.58)	8.23	22.20

Distributions to Shareholders From:
Net realized gains on investments	(24.61)	(7.97)	—	(7.54)	—	—

Net Asset Value, End of Period	$58.67	$79.70	$68.60	$49.75	$61.87	$53.64

Total Return(b)	3.23%	28.86%	37.91%	(9.15)%	15.34%	70.61%

Ratios to Average Net Assets:
Gross expenses(c)	1.67%	1.68%	1.68%	1.68%	1.79%	1.76%
Net expenses(c)	1.67%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.11)%	(0.43)%	(0.50)%	(0.75)%	(0.75)%	(0.80)%

Supplemental Data:
Net assets, end of period (000’s)	$43,489	$25,815	$37,569	$27,041	$32,452	$26,717
Portfolio turnover rate(b)(d)	313%	594%	547%	463%	430%	38%

(a)                Per share net investment income (loss) has been calculated using the average daily shares method.

(b)               Not annualized for periods less than one year.

(c)                Annualized for periods less than one year.

(d)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

276 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	54%
Futures Contracts	9%
Swap Agreements	137%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.2%
Amazon.com, Inc.	5.6%
Microsoft Corp.	5.1%
Alphabet, Inc.	4.9%
Facebook, Inc.	3.2%

NASDAQ-100 Index — Composition

% of Index
Information Technology	61%
Consumer Discretionary	23%
Health Care	9%
Consumer Staples	4%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (54.1%)

	Shares	Value
Activision Blizzard, Inc. (Software)	8,848	$675,279
Adobe Systems, Inc.* (Software)	5,712	1,392,642
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,576	319,810
Align Technology, Inc.* (Health Care Equipment & Supplies)	952	325,717
Alphabet, Inc.*—Class A (Internet Software & Services)	3,472	3,920,548
Alphabet, Inc.*—Class C (Internet Software & Services)	4,088	4,560,777
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	5,656	9,614,069
American Airlines Group, Inc. (Airlines)	5,432	206,199
Amgen, Inc. (Biotechnology)	7,728	1,426,512
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	4,312	413,607
Apple, Inc. (Technology Hardware, Storage & Peripherals)	57,288	10,604,581
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	11,760	543,194
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	896	177,381
Autodesk, Inc.* (Software)	2,576	337,688
Automatic Data Processing, Inc. (IT Services)	5,152	691,089
Baidu, Inc.*ADR (Internet Software & Services)	3,248	789,264
Biogen, Inc.* (Biotechnology)	2,464	715,151
BioMarin Pharmaceutical, Inc.* (Biotechnology)	2,072	195,182
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	560	1,135,170
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,760	1,154,966
CA, Inc. (Software)	4,872	173,687
Cadence Design Systems, Inc.* (Software)	3,304	143,096
Celgene Corp.* (Biotechnology)	8,456	671,576
Cerner Corp.* (Health Care Technology)	3,864	231,029
Charter Communications, Inc.*—Class A (Media)	2,744	804,568
Check Point Software Technologies, Ltd.* (Software)	1,848	180,513
Cintas Corp. (Commercial Services & Supplies)	1,232	228,006
Cisco Systems, Inc. (Communications Equipment)	54,824	2,359,077
Citrix Systems, Inc.* (Software)	1,568	164,389
Cognizant Technology Solutions Corp. (IT Services)	6,832	539,660
Comcast Corp.—Class A (Media)	53,536	1,756,516
Costco Wholesale Corp. (Food & Staples Retailing)	5,096	1,064,961
CSX Corp. (Road & Rail)	10,192	650,046
Ctrip.com International, Ltd.*ADR (Internet & Direct Marketing Retail)	5,432	258,726
Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	2,632	115,203
Dish Network Corp.*—Class A (Media)	2,688	90,344
Dollar Tree, Inc.* (Multiline Retail)	2,744	233,240
eBay, Inc.* (Internet Software & Services)	11,592	420,326
Electronic Arts, Inc.* (Software)	3,584	505,416
Expedia, Inc. (Internet & Direct Marketing Retail)	1,624	195,189
Express Scripts Holding Co.* (Health Care Providers & Services)	6,552	505,880
Facebook, Inc.*—Class A (Internet Software & Services)	27,944	5,430,078
Fastenal Co. (Trading Companies & Distributors)	3,360	161,717
Fiserv, Inc.* (IT Services)	4,760	352,668
Gilead Sciences, Inc. (Biotechnology)	15,176	1,075,068
Hasbro, Inc. (Leisure Products)	1,456	134,403
Henry Schein, Inc.* (Health Care Providers & Services)	1,792	130,171
Hologic, Inc.* (Health Care Equipment & Supplies)	3,192	126,882
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	1,008	219,684
Illumina, Inc.* (Life Sciences Tools & Services)	1,736	484,847
Incyte Corp.* (Biotechnology)	2,464	165,088
Intel Corp. (Semiconductors & Semiconductor Equipment)	54,320	2,700,248

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 277

Common Stocks, continued

	Shares	Value
Intuit, Inc. (Software)	2,968	$606,377
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,344	643,077
J.B. Hunt Transport Services, Inc. (Road & Rail)	1,288	156,556
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	10,752	418,790
KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	1,792	183,734
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,904	329,106
Liberty Global PLC*—Class A (Media)	2,520	69,401
Liberty Global PLC*—Class C (Media)	6,664	177,329
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	4,144	524,630
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	3,248	190,528
Mercadolibre, Inc. (Internet Software & Services)	504	150,661
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,744	249,567
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	13,496	707,730
Microsoft Corp. (Software)	89,544	8,829,933
Mondelez International, Inc.—Class A (Food Products)	17,192	704,872
Monster Beverage Corp.* (Beverages)	6,552	375,430
Mylan N.V.* (Pharmaceuticals)	5,992	216,551
Netease.com, Inc.ADR (Internet Software & Services)	896	226,392
Netflix, Inc.* (Internet & Direct Marketing Retail)	5,040	1,972,807
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	7,056	1,671,567
O’Reilly Automotive, Inc.* (Specialty Retail)	952	260,439
PACCAR, Inc. (Machinery)	4,088	253,292
Paychex, Inc. (IT Services)	4,200	287,070
PayPal Holdings, Inc.* (IT Services)	13,832	1,151,791
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	17,304	971,100
Qurate Retail, Inc.*—Class A (Health Care Providers & Services)	5,152	109,325
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,232	425,028
Ross Stores, Inc. (Specialty Retail)	4,424	374,934
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	3,360	189,739
Shire Pharmaceuticals Group PLCADR (Biotechnology)	784	132,339
Sirius XM Holdings, Inc. (Media)	52,192	353,340
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	2,128	205,671
Starbucks Corp. (Hotels, Restaurants & Leisure)	16,072	785,118
Symantec Corp. (Software)	7,224	149,176
Synopsys, Inc.* (Software)	1,736	148,550
Take-Two Interactive Software, Inc.* (Software)	1,344	159,076
Tesla Motors, Inc.* (Automobiles)	1,960	672,182
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	11,424	1,259,496
The Kraft Heinz Co. (Food Products)	14,224	893,552
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	9,856	588,896
Twenty-First Century Fox, Inc.—Class A (Media)	12,264	609,398
Twenty-First Century Fox, Inc.—Class B (Media)	9,296	458,014
Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	728	169,959
Verisk Analytics, Inc.*—Class A (Professional Services)	1,904	204,947
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,968	504,441
Vodafone Group PLCADR (Wireless Telecommunication Services)	5,544	134,775
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	11,536	692,333
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	3,472	268,768
Workday, Inc.*—Class A (Software)	1,680	203,482
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	1,288	215,534
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	2,968	193,692
TOTAL COMMON STOCKS (Cost $47,917,120)		92,901,623

Repurchase Agreements(a)(b) (38.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $66,164,804	$66,154,000	$66,154,000
TOTAL REPURCHASE AGREEMENTS (Cost $66,154,000)		66,154,000
TOTAL INVESTMENT SECURITIES (Cost $114,071,120)—92.7%		159,055,623
Net other assets (liabilities)—7.3%		12,488,667
NET ASSETS—100.0%		$171,544,290

*                               Non-income producing security.

(a)                       A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $21,675,000.

(b)                       The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                  American Depositary Receipt

NYS                   New York Shares

See accompanying notes to financial statements.

278 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	113	9/24/18	$15,961,815	$(270,491)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ-100 Index	Goldman Sachs International	7/27/18	2.53%	$74,432,461	$668,284
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	7/27/18	2.28%	46,660,196	617,148
				121,092,657	1,285,432
NASDAQ-100 Index	UBS AG	7/27/18	2.48%	74,499,733	781,656
PowerShares QQQ Trust, Series 1 ETF	UBS AG	7/27/18	2.48%	38,652,336	427,096
				113,152,069	1,208,752
				$234,244,726	$2,494,184

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

ProFund VP UltraNASDAQ-100 invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Airlines	$206,199	0.1%
Automobiles	672,182	0.4%
Beverages	375,430	0.2%
Biotechnology	5,630,195	3.4%
Commercial Services & Supplies	228,006	0.1%
Communications Equipment	2,359,077	1.4%
Food & Staples Retailing	1,757,294	1.1%
Food Products	1,598,424	0.9%
Health Care Equipment & Supplies	1,430,563	0.8%
Health Care Providers & Services	745,376	0.4%
Health Care Technology	231,029	0.1%
Hotels, Restaurants & Leisure	1,525,282	0.9%
Internet & Direct Marketing Retail	13,594,751	7.9%
Internet Software & Services	15,498,046	8.9%
IT Services	3,022,278	1.8%
Leisure Products	134,403	0.1%
Life Sciences Tools & Services	484,847	0.3%
Machinery	253,292	0.1%
Media	4,318,910	2.5%
Multiline Retail	233,240	0.1%
Pharmaceuticals	216,551	0.1%
Professional Services	204,947	0.1%
Road & Rail	806,602	0.6%
Semiconductors & Semiconductor Equipment	10,951,587	6.4%
Software	13,669,304	8.0%
Specialty Retail	805,332	0.5%
Technology Hardware, Storage & Peripherals	11,063,088	6.4%
Trading Companies & Distributors	161,717	0.1%
Wireless Telecommunication Services	723,671	0.4%
Other**	78,642,667	45.9%
Total	$171,544,290	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 279

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$114,071,120
Securities, at value	92,901,623
Repurchase agreements, at value	66,154,000
Total Investment Securities, at value	159,055,623
Cash	1
Segregated cash balances with brokers	720,940
Segregated cash balances with custodian	902
Dividends and interest receivable	22,010
Unrealized appreciation on swap agreements	2,494,184
Receivable for capital shares issued	26,133,446
Variation margin on futures contracts	5,085
Prepaid expenses	1,575
TOTAL ASSETS	188,433,766

LIABILITIES:
Payable for investments purchased	16,591,566
Payable for capital shares redeemed	96,235
Advisory fees payable	71,894
Management services fees payable	9,586
Administration fees payable	3,341
Administrative services fees payable	42,109
Distribution fees payable	40,178
Trustee fees payable	26
Transfer agency fees payable	5,500
Fund accounting fees payable	3,994
Compliance services fees payable	683
Other accrued expenses	24,364
TOTAL LIABILITIES	16,889,476
NET ASSETS	$171,544,290

NET ASSETS CONSIST OF:
Capital	$124,803,156
Accumulated net investment income (loss)	(262,797)
Accumulated net realized gains (losses) on investments	(204,265)
Net unrealized appreciation (depreciation) on investments	47,208,196
NET ASSETS	$171,544,290

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,946,465
Net Asset Value (offering and redemption price per share)	$88.13

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$385,548
Interest	277,003
TOTAL INVESTMENT INCOME	662,551

EXPENSES:
Advisory fees	423,652
Management services fees	56,487
Administration fees	15,709
Transfer agency fees	23,810
Administrative services fees	154,574
Distribution fees	141,217
Custody fees	6,441
Fund accounting fees	17,723
Trustee fees	1,332
Compliance services fees	683
Other fees	54,987
Recoupment of prior expenses reduced by the Advisor	51,977
TOTAL NET EXPENSES	948,592
NET INVESTMENT INCOME (LOSS)	(286,041)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	113,529
Net realized gains (losses) on futures contracts	2,803,056
Net realized gains (losses) on swap agreements	(1,269,294)
Change in net unrealized appreciation/depreciation on investment securities	6,867,358
Change in net unrealized appreciation/depreciation on futures contracts	(453,395)
Change in net unrealized appreciation/depreciation on swap agreements	3,067,501
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	11,128,755
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,842,714

See accompanying notes to financial statements.

280 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(286,041)	$(626,594)
Net realized gains (losses) on investments	1,647,291	36,148,746
Change in net unrealized appreciation/depreciation on investments	9,481,464	16,422,506
Change in net assets resulting from operations	10,842,714	51,944,658

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(35,475,871)	(2,556,570)
Change in net assets resulting from distributions	(35,475,871)	(2,556,570)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	777,235,480	1,507,812,339
Distributions reinvested	35,391,124	2,556,570
Value of shares redeemed	(747,887,234)	(1,521,544,851)
Change in net assets resulting from capital transactions	64,739,370	(11,175,942)
Change in net assets	40,106,213	38,212,146

NET ASSETS:
Beginning of period	131,438,077	93,225,931
End of period	$171,544,290	$131,438,077
Accumulated net investment income (loss)	$(262,797)	$23,244

SHARE TRANSACTIONS:
Issued	6,688,083	15,918,607
Reinvested	380,304	25,510
Redeemed	(6,279,624)	(16,137,591)
Change in shares	788,763	(193,474)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraNASDAQ-100 :: 281

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$113.53	$69.00	$69.69	$69.97	$51.51	$28.77

Investment Activities:
Net investment income (loss)(a)	(0.31)	(0.65)	(0.49)	(0.55)	(0.42)	(0.33)
Net realized and unrealized gains (losses) on investments	22.25	47.48	6.47	9.55	18.88	23.07
Total income (loss) from investment activities	21.94	46.83	5.98	9.00	18.46	22.74

Distributions to Shareholders From:
Net realized gains on investments	(47.34)	(2.30)	(6.67)	(9.28)	—	—

Net Asset Value, End of Period	$88.13	$113.53	$69.00	$69.69	$69.97	$51.51

Total Return(b)	17.10%	68.33%	8.62%	13.60%	35.84%	79.04%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%	1.69%	1.71%	1.71%	1.72%	1.72%
Net expenses(c)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.51)%	(0.68)%	(0.75)%	(0.79)%	(0.72)%	(0.88)%

Supplemental Data:
Net assets, end of period (000’s)	$171,544	$131,438	$93,226	$76,684	$105,265	$64,938
Portfolio turnover rate(b)(d)	1%	4%	33%	58%	77%	27%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

282 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	23%
Information Technology	18%
Financials	15%
Consumer Discretionary	15%
Health Care	13%
Consumer Staples	7%
Energy	6%
Materials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (94.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $7,001	$7,000	$7,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,000)		7,000
TOTAL INVESTMENT SECURITIES (Cost $7,000)—94.6%		7,000
Net other assets (liabilities)—5.4%		402
NET ASSETS—100.0%		$7,402

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $2,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	7/27/18	(2.18)%	$(7,471)	$(46)
Dow Jones Industrial Average	UBS AG	7/27/18	(2.18)%	(7,302)	(47)
				$(14,773)	$(93)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 283

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$7,000
Repurchase agreements, at value	7,000
Total Investment Securities, at value	7,000
Cash	744
Interest receivable	1
TOTAL ASSETS	7,745

LIABILITIES:
Unrealized depreciation on swap agreements	93
Advisory fees payable	7
Management services fees payable	1
Administration fees payable	2
Administrative services fees payable	3
Distribution fees payable	19
Transfer agency fees payable	3
Fund accounting fees payable	2
Other accrued expenses	213
TOTAL LIABILITIES	343
NET ASSETS	$7,402

NET ASSETS CONSIST OF:
Capital	$946,356
Accumulated net investment income (loss)	6
Accumulated net realized gains (losses) on investments	(938,867)
Net unrealized appreciation (depreciation) on investments	(93)
NET ASSETS	$7,402

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,214
Net Asset Value (offering and redemption price per share)	$6.10

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$210

EXPENSES:
Advisory fees	91
Management services fees	12
Administration fees	4
Transfer agency fees	6
Administrative services fees	7
Distribution fees	30
Custody fees	8
Fund accounting fees	5
Audit fees	62
Printing fees	117
Other fees	8
Total Gross Expenses before reductions	350
Less fees paid indirectly	(2)
Expenses reduced and reimbursed by the Advisor	(144)
TOTAL NET EXPENSES	204
NET INVESTMENT INCOME (LOSS)	6

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(7,287)
Change in net unrealized appreciation/depreciation on swap agreements	(129)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(7,416)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,410)

See accompanying notes to financial statements.

284 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$6	$(817)
Net realized gains (losses) on investments	(7,287)	(79,514)
Change in net unrealized appreciation/depreciation on investments	(129)	(135)
Change in net assets resulting from operations	(7,410)	(80,466)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,430,743	8,623,275
Value of shares redeemed	(1,423,739)	(8,552,705)
Change in net assets resulting from capital transactions	7,004	70,570
Change in net assets	(406)	(9,896)

NET ASSETS:
Beginning of period	7,808	17,704
End of period	$7,402	$7,808
Accumulated net investment income (loss)	$6	$—

SHARE TRANSACTIONS:
Issued	238,173	1,033,164
Redeemed	(238,208)	(1,033,618)
Change in shares	(35)	(454)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort Dow 30 :: 285

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)
Net Asset Value, Beginning of Period	$6.25	$10.40	$15.24	$16.79	$22.44	$39.84

Investment Activities:
Net investment income (loss)(b)	— (c)	(0.09)	(0.19)	(0.26)	(0.32)	(0.48)
Net realized and unrealized gains (losses) on investments	(0.15)	(4.06)	(4.65)	(1.29)	(5.33)	(16.92)
Total income (loss) from investment activities	(0.15)	(4.15)	(4.84)	(1.55)	(5.65)	(17.40)

Net Asset Value, End of Period	$6.10	$6.25	$10.40	$15.24	$16.79	$22.44

Total Return(d)	(2.40)%	(39.90)%	(31.76)%	(9.23)%	(25.18)%	(43.84)%

Ratios to Average Net Assets:
Gross expenses(e)	2.89%	1.68%	1.68%	2.27%	4.08%	3.41%
Net expenses(e)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	0.05%	(0.99)%	(1.43)%	(1.63)%	(1.66)%	(1.65)%

Supplemental Data:
Net assets, end of period (000’s)	$7	$8	$18	$28	$50	$191
Portfolio turnover rate(f)	—	—	—	—	—	—

(a)           As described in Note 9, share amounts have been adjusted for 1:12 reverse share split that occurred on October 20, 2014.

(b)          Per share net investment income (loss) has been calculated using the average daily shares method.

(c)           Amount is less than $0.005.

(d)          Not annualized for periods less than one year.

(e)           Annualized for periods less than one year.

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

286 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	61%
Consumer Discretionary	23%
Health Care	9%
Consumer Staples	4%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (187.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $485,079	$485,000	$485,000
TOTAL REPURCHASE AGREEMENTS (Cost $485,000)		485,000
TOTAL INVESTMENT SECURITIES (Cost $485,000)—187.6%		485,000
Net other assets (liabilities)—(87.6)%		(226,421)
NET ASSETS—100.0%		$258,579

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $209,000.

(b)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
NASDAQ-100 Index	Goldman Sachs International	7/27/18	(2.28)%	$(225,265)	$(2,261)
NASDAQ-100 Index	UBS AG	7/27/18	(2.13)%	(291,727)	(8,132)
				$(516,992)	$(10,393)

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 287

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$485,000
Repurchase agreements, at value	485,000
Total Investment Securities, at value	485,000
Cash	634
Interest receivable	53
Receivable for capital shares issued	19,993
Prepaid expenses	4
TOTAL ASSETS	505,684

LIABILITIES:
Payable for capital shares redeemed	235,899
Unrealized depreciation on swap agreements	10,393
Advisory fees payable	214
Management services fees payable	29
Administration fees payable	10
Administrative services fees payable	150
Distribution fees payable	190
Transfer agency fees payable	16
Fund accounting fees payable	12
Compliance services fees payable	2
Other accrued expenses	190
TOTAL LIABILITIES	247,105
NET ASSETS	$258,579

NET ASSETS CONSIST OF:
Capital	$5,753,358
Accumulated net investment income (loss)	(232)
Accumulated net realized gains (losses) on investments	(5,484,154)
Net unrealized appreciation (depreciation) on investments	(10,393)
NET ASSETS	$258,579

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	7,565
Net Asset Value (offering and redemption price per share)	$34.18

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Interest	$2,377

EXPENSES:
Advisory fees	1,165
Management services fees	155
Administration fees	48
Transfer agency fees	73
Administrative services fees	305
Distribution fees	388
Custody fees	29
Fund accounting fees	54
Trustee fees	4
Compliance services fees	2
Other fees	229
Recoupment of prior expenses reduced by the Advisor	163
Total Gross Expenses before reductions	2,615
Expenses reduced and reimbursed by the Advisor	(6)
TOTAL NET EXPENSES	2,609
NET INVESTMENT INCOME (LOSS)	(232)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(7,275)
Net realized gains (losses) on swap agreements	(68,861)
Change in net unrealized appreciation/depreciation on futures contracts	1,951
Change in net unrealized appreciation/depreciation on swap agreements	(13,430)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(87,615)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(87,847)

See accompanying notes to financial statements.

288 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(232)	$(5,145)
Net realized gains (losses) on investments	(76,136)	(423,312)
Change in net unrealized appreciation/depreciation on investments	(11,479)	(25,053)
Change in net assets resulting from operations	(87,847)	(453,510)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	4,843,737	21,093,036
Value of shares redeemed	(4,821,211)	(21,224,939)
Change in net assets resulting from capital transactions	22,526	(131,903)
Change in net assets	(65,321)	(585,413)

NET ASSETS:
Beginning of period	323,900	909,313
End of period	$258,579	$323,900
Accumulated net investment income (loss)	$(232)	$—

SHARE TRANSACTIONS:
Issued	131,311	382,529	(a)
Redeemed	(131,136)	(386,564	)(a)
Change in shares	175	(4,035)

(a)         As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 11, 2017.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort NASDAQ-100 :: 289

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)	Year Ended Dec. 31, 2017(a)	Year Ended Dec. 31, 2016(a)	Year Ended Dec. 31, 2015(a)	Year Ended Dec. 31, 2014(a)(b)	Year Ended Dec. 31, 2013(a)(b)
Net Asset Value, Beginning of Period	$43.83	$79.59	$99.69	$135.27	$212.18	$410.00

Investment Activities:
Net investment income (loss)(c)	(0.03)	(0.49)	(1.36)	(1.84)	(2.80)	(5.15)
Net realized and unrealized gains (losses) on investments	(9.62)	(35.27)	(18.74)	(33.74)	(74.11)	(192.67)
Total income (loss) from investment activities	(9.65)	(35.76)	(20.10)	(35.58)	(76.91)	(197.82)

Net Asset Value, End of Period	$34.18	$43.83	$79.59	$99.69	$135.27	$212.18

Total Return(d)	(22.02)%	(44.94)%	(20.21)%	(26.26)%	(35.75)%	(48.63)%

Ratios to Average Net Assets:
Gross expenses(e)	1.69%	1.68%	1.68%	1.71%	2.20%	1.97%
Net expenses(e)	1.68%	1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(0.15)%	(0.88)%	(1.42)%	(1.64)%	(1.66)%	(1.65)%

Supplemental Data:
Net assets, end of period (000’s)	$259	$324	$909	$615	$605	$756
Portfolio turnover rate(f)	—	—	—	—	—	—

(a)           As described in Note 9, share amounts have been adjusted for 1:8 reverse share split that occurred on December 11, 2017.

(b)          As described in Note 9, share amounts have been adjusted for 1:14 reverse share split that occurred on October 20, 2014.

(c)           Per share net investment income (loss) has been calculated using the average daily shares method.

(d)          Not annualized for periods less than one year.

(e)           Annualized for periods less than one year.

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

290 :: ProFund VP UltraSmall-Cap :: Financial Statements

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	23%
Futures Contracts	15%
Swap Agreements	162%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Five Below, Inc.	0.1%
Etsy, Inc.	0.1%
IDACORP, Inc.	0.1%
Entegris, Inc.	0.1%
Haemonetics Corp.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	19%
Health Care	15%
Industrials	15%
Information Technology	15%
Consumer Discretionary	13%
Real Estate	7%
Energy	5%
Materials	4%
Utilities	3%
Consumer Staples	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (23.2%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet & Direct Marketing Retail)	222	$2,786
22nd Century Group, Inc.* (Tobacco)	1,073	2,640
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	518	7,154
8x8, Inc.* (Software)	407	8,160
A. Schulman, Inc. (Chemicals)	148	6,586
A10 Networks, Inc.* (Software)	407	2,536
AAON, Inc. (Building Products)	185	6,151
AAR Corp. (Aerospace & Defense)	148	6,881
Aaron’s, Inc. (Specialty Retail)	296	12,861
Abeona Therapeutics, Inc.* (Biotechnology)	185	2,960
Abercrombie & Fitch Co.—Class A (Specialty Retail)	296	7,246
ABM Industries, Inc. (Commercial Services & Supplies)	296	8,637
Abraxas Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,110	3,208
Acacia Communications, Inc.* (Communications Equipment)	148	5,152
Acacia Research Corp.* (Professional Services)	518	2,150
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	444	6,780
Acadia Realty Trust (Equity Real Estate Investment Trusts)	370	10,127
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	148	3,300
Acceleron Pharma, Inc.* (Biotechnology)	185	8,976
ACCO Brands Corp. (Commercial Services & Supplies)	518	7,174
Accuray, Inc.* (Health Care Equipment & Supplies)	666	2,731
Achaogen, Inc.* (Biotechnology)	222	1,923
Achillion Pharmaceuticals, Inc.* (Biotechnology)	999	2,827
ACI Worldwide, Inc.* (Software)	481	11,866
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	185	3,694
Acorda Therapeutics, Inc.* (Biotechnology)	222	6,371
Actuant Corp.—Class A (Machinery)	296	8,688
Acushnet Holdings Corp. (Leisure Products)	185	4,525
Acxiom Corp.* (IT Services)	333	9,973
Adtalem Global Education, Inc.* (Diversified Consumer Services)	259	12,458
ADTRAN, Inc. (Communications Equipment)	259	3,846
Aduro Biotech, Inc.* (Biotechnology)	407	2,849
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	333	8,252
Advanced Drainage Systems, Inc. (Building Products)	222	6,338
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	185	10,747
AdvanSix, Inc.* (Chemicals)	148	5,421
Adverum Biotechnologies, Inc.* (Biotechnology)	444	2,353
Aegion Corp.* (Construction & Engineering)	185	4,764
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	148	9,997
Aerohive Networks, Inc.* (Communications Equipment)	444	1,763
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	296	8,729
AG Mortgage Investment Trust, Inc. (Mortgage Real Estate Investment Trusts)	185	3,476
Agenus, Inc.* (Biotechnology)	851	1,932
Agree Realty Corp. (Equity Real Estate Investment Trusts)	148	7,810
AgroFresh Solutions, Inc.* (Chemicals)	296	2,075
Aimmune Therapeutics, Inc.* (Biotechnology)	222	5,970
Air Transport Services Group, Inc.* (Air Freight & Logistics)	296	6,687

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 291

Common Stocks, continued

	Shares	Value
Aircastle, Ltd. (Trading Companies & Distributors)	259	$5,310
AK Steel Holding Corp.* (Metals & Mining)	1,480	6,423
Akebia Therapeutics, Inc.* (Biotechnology)	333	3,323
Akorn, Inc.* (Pharmaceuticals)	444	7,366
Alarm.com Holdings, Inc.* (Internet Software & Services)	148	5,976
Albany International Corp.—Class A (Machinery)	148	8,902
Alder Biopharmaceuticals, Inc.* (Biotechnology)	296	4,677
Alexander & Baldwin, Inc. (Real Estate Management & Development)	333	7,826
Allegheny Technologies, Inc.* (Metals & Mining)	518	13,013
ALLETE, Inc. (Electric Utilities)	222	17,185
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	777	9,324
Alta Mesa Resources, Inc.* (Oil, Gas & Consumable Fuels)	555	3,780
Altair Engineering, Inc.* (Software)	148	5,059
Alteryx, Inc.* (Internet Software & Services)	148	5,648
Altra Industrial Motion Corp. (Machinery)	148	6,379
AMAG Pharmaceuticals, Inc.* (Biotechnology)	185	3,608
Ambac Financial Group, Inc.* (Insurance)	222	4,407
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	148	5,714
AMC Entertainment Holdings, Inc.—Class A (Media)	259	4,118
Amedisys, Inc.* (Health Care Providers & Services)	111	9,486
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	185	7,084
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	518	8,060
American Eagle Outfitters, Inc. (Specialty Retail)	666	15,485
American Equity Investment Life Holding Co. (Insurance)	370	13,320
American Outdoor Brands Corp.* (Leisure Products)	296	3,561
American Software, Inc.—Class A (Software)	185	2,695
American States Water Co. (Water Utilities)	148	8,460
American Vanguard Corp. (Chemicals)	185	4,246
Americold Realty Trust (Equity Real Estate Investment Trusts)	259	5,703
Ameris Bancorp (Banks)	185	9,870
Amicus Therapeutics, Inc.* (Biotechnology)	814	12,715
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	555	4,767
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	185	10,841
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	407	6,679
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	222	3,388
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,110	2,442
AmTrust Financial Services, Inc. (Insurance)	518	7,547
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	333	2,128
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	185	4,114
Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	148	9,368
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	1,036	2,673
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	629	3,126
Apellis Pharmaceuticals, Inc.* (Biotechnology)	185	4,070
Apogee Enterprises, Inc. (Building Products)	148	7,129
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	555	10,145
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	148	3,827
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	148	10,382
Approach Resources, Inc.* (Oil, Gas & Consumable Fuels)	740	1,806
Apptio, Inc.* (Internet Software & Services)	148	5,358
Aratana Therapeutics, Inc.* (Pharmaceuticals)	481	2,044
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	333	3,473
Arbutus BioPharma Corp.* (Biotechnology)	333	2,431
ArcBest Corp. (Road & Rail)	111	5,073
Archrock, Inc. (Energy Equipment & Services)	592	7,104
Ardelyx, Inc.* (Biotechnology)	444	1,643
Ardmore Shipping Corp.* (Oil, Gas & Consumable Fuels)	296	2,427
Arena Pharmaceuticals, Inc.* (Biotechnology)	222	9,679
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	185	2,555
Argo Group International Holdings, Ltd. (Insurance)	148	8,606
Arlington Asset Investment Corp.—Class A (Capital Markets)	222	2,289
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	259	3,859
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	222	5,064
ArQule, Inc.* (Biotechnology)	629	3,478
Array BioPharma, Inc.* (Biotechnology)	851	14,280
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	444	6,038
Artisan Partners Asset Management, Inc. (Capital Markets)	222	6,693
Ascena Retail Group, Inc.* (Specialty Retail)	962	3,834
ASGN, Inc.* (Insurance)	222	17,358
Ashford Hospitality Trust, Inc. (Equity Real Estate Investment Trusts)	518	4,196
At Home Group, Inc.* (Specialty Retail)	148	5,794
Atara Biotherapeutics, Inc.* (Biotechnology)	185	6,799
Athenex, Inc.* (Biotechnology)	222	4,143
Athersys, Inc.* (Biotechnology)	1,110	2,187
Atkore International Group, Inc.* (Electrical Equipment)	222	4,611
Atlantic Capital Bancshares, Inc.* (Banks)	148	2,908
Atlantic Power Corp.* (Independent Power & Renewable Electricity Producers)	999	2,198
AtriCure, Inc.* (Health Care Equipment & Supplies)	185	5,004
Audentes Therapeutics, Inc.* (Biotechnology)	148	5,655

See accompanying notes to financial statements.

292 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Avaya Holdings Corp.* (Software)	481	$9,658
Aveo Phamaceuticals, Inc.* (Biotechnology)	962	2,174
Avid Bioservices, Inc.* (Biotechnology)	592	2,321
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	333	1,732
Avis Budget Group, Inc.* (Road & Rail)	296	9,620
Avista Corp. (Multi-Utilities)	259	13,638
AVX Corp. (Electronic Equipment, Instruments & Components)	259	4,059
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	185	3,663
AxoGen, Inc.* (Health Care Equipment & Supplies)	148	7,437
Axon Enterprise, Inc.* (Aerospace & Defense)	222	14,026
Axt, Inc.* (Semiconductors & Semiconductor Equipment)	333	2,348
AZZ, Inc. (Electrical Equipment)	111	4,823
B of I Holding, Inc.* (Thrifts & Mortgage Finance)	259	10,596
B&G Foods, Inc.—Class A (Food Products)	296	8,849
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	703	1,673
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	148	6,616
Balchem Corp. (Chemicals)	148	14,524
Banc of California, Inc. (Banks)	222	4,340
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Banks)	185	4,553
BancorpSouth Bank (Banks)	407	13,411
Bank of Nt Butterfield & Son, Ltd. (The) (Banks)	222	10,150
Banner Corp. (Banks)	148	8,899
Barnes & Noble Education, Inc.* (Specialty Retail)	333	1,878
Barnes & Noble, Inc. (Specialty Retail)	444	2,819
Barnes Group, Inc. (Machinery)	222	13,076
BBX Capital Corp. (Hotels, Restaurants & Leisure)	407	3,675
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	296	12,615
Beazer Homes USA, Inc.* (Household Durables)	222	3,275
Bed Bath & Beyond, Inc. (Specialty Retail)	592	11,796
Belden, Inc. (Electronic Equipment, Instruments & Components)	185	11,307
Bellicum Pharmaceutials, Inc.* (Biotechnology)	333	2,458
Belmond, Ltd.* (Hotels, Restaurants & Leisure)	444	4,951
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	222	6,471
Beneficial Bancorp, Inc. (Thrifts & Mortgage Finance)	333	5,395
Berkshire Hills Bancorp, Inc. (Banks)	185	7,511
Big Lots, Inc. (Multiline Retail)	185	7,729
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	592	3,392
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	148	5,849
BioScrip, Inc.* (Health Care Providers & Services)	962	2,819
BioTelemetry, Inc.* (Health Care Providers & Services)	148	6,660
BioTime, Inc.* (Biotechnology)	925	1,906
Black Hills Corp. (Multi-Utilities)	222	13,589
Blackbaud, Inc. (Software)	185	18,953
Blackline, Inc.* (Software)	148	6,428
Blackstone Mortgage Trust, Inc.—Class A (Mortgage Real Estate Investment Trusts)	444	13,956
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	370	7,437
Blucora, Inc.* (Internet Software & Services)	222	8,214
Blueprint Medicines Corp.* (Biotechnology)	185	11,744
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	333	6,943
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	222	5,015
Boise Cascade Co. (Paper & Forest Products)	185	8,270
Boston Private Financial Holdings, Inc. (Banks)	407	6,471
Bottomline Technologies, Inc.* (Software)	185	9,219
Box, Inc.*—Class A (Internet Software & Services)	555	13,869
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	370	12,824
Brady Corp.—Class A (Commercial Services & Supplies)	222	8,558
Braemar Hotels & Resorts, Inc. (Insurance)	222	2,535
Briggs & Stratton Corp. (Machinery)	222	3,909
Brightcove, Inc.* (Internet Software & Services)	259	2,499
BrightSphere Investment Group PLC (Capital Markets)	407	5,804
Brinker International, Inc. (Hotels, Restaurants & Leisure)	185	8,806
Bristow Group, Inc.* (Energy Equipment & Services)	222	3,132
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	851	7,736
Brookline Bancorp, Inc. (Banks)	370	6,882
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	296	9,656
Builders FirstSource, Inc.* (Building Products)	518	9,474
C&J Energy Services, Inc.* (Energy Equipment & Services)	296	6,986
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	111	11,939
CACI International, Inc.*—Class A (IT Services)	111	18,710
Cactus, Inc.*—Class A (Energy Equipment & Services)	148	5,001
Cadence BanCorp (Banks)	222	6,409
CalAmp Corp.* (Communications Equipment)	185	4,335
Caleres, Inc. (Specialty Retail)	185	6,362
California Resources Corp.* (Oil, Gas & Consumable Fuels)	222	10,088
California Water Service Group (Water Utilities)	222	8,647
Calithera Biosciences, Inc.* (Biotechnology)	370	1,850
Calix, Inc.* (Communications Equipment)	333	2,597
Callaway Golf Co. (Leisure Products)	444	8,422
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	999	10,729
Cal-Maine Foods, Inc.* (Food Products)	148	6,786
Cambrex Corp.* (Life Sciences Tools & Services)	148	7,740
Camping World Holdings, Inc. (Specialty Retail)	185	4,621
Cannae Holdings, Inc.* (Diversified Financial Services)	333	6,177

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 293

Common Stocks, continued

	Shares	Value
Capital Senior Living Corp.* (Health Care Providers & Services)	222	$2,369
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	592	7,791
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	481	4,305
Cara Therapeutics, Inc.* (Biotechnology)	185	3,543
Carbonite, Inc.* (Internet Software & Services)	148	5,165
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	185	5,983
Cardtronics PLC*—Class A (IT Services)	185	4,473
CareDx, Inc.* (Biotechnology)	222	2,717
Career Education Corp.* (Diversified Consumer Services)	333	5,385
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	370	6,175
Cargurus, Inc.* (Internet Software & Services)	222	7,712
Carpenter Technology Corp. (Metals & Mining)	185	9,725
Carrizo Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	333	9,274
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	222	3,297
Cars.com, Inc.* (Internet Software & Services)	333	9,454
Carvana Co.* (Specialty Retail)	148	6,157
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	185	4,738
CASI Pharmaceuticals, Inc.* (Biotechnology)	407	3,350
Castle Brands, Inc.* (Beverages)	1,443	1,717
Castlight Health, Inc.*—Class B (Health Care Technology)	629	2,673
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	777	2,424
CatchMark Timber Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	296	3,768
Cathay General Bancorp, Inc. (Banks)	333	13,483
CBIZ, Inc.* (Professional Services)	259	5,957
CBL & Associates Properties, Inc. (Equity Real Estate Investment Trusts)	888	4,946
CECO Environmental Corp. (Commercial Services & Supplies)	333	2,045
Cedar Realty Trust, Inc. (Equity Real Estate Investment Trusts)	629	2,969
CenterState Banks, Inc. (Banks)	370	11,033
Central European Media Enterprises, Ltd.*— Class A (Media)	666	2,764
Central Garden & Pet Co.*—Class A (Household Products)	185	7,487
Central Pacific Financial Corp. (Banks)	148	4,240
Century Aluminum Co.* (Metals & Mining)	259	4,079
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	259	2,266
Century Communities, Inc.* (Household Durables)	148	4,669
Cerus Corp.* (Health Care Equipment & Supplies)	666	4,442
ChannelAdvisor Corp.* (Internet Software & Services)	185	2,599
Chart Industries, Inc.* (Machinery)	148	9,129
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	222	4,711
Chegg, Inc.* (Diversified Consumer Services)	444	12,339
Chemical Financial Corp. (Banks)	296	16,478
Chesapeake Lodging Trust (Equity Real Estate Investment Trusts)	259	8,195
Chico’s FAS, Inc. (Specialty Retail)	629	5,120
Chimerix, Inc.* (Biotechnology)	444	2,113
ChromaDex Corp.* (Life Sciences Tools & Services)	518	1,922
Ciena Corp.* (Communications Equipment)	592	15,694
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	259	4,066
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	296	11,346
Cision, Ltd.* (Internet Software & Services)	222	3,319
Citizens, Inc.* (Insurance)	370	2,882
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	259	3,323
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	962	3,550
Clear Channel Outdoor Holdings, Inc. (Media)	444	1,909
Clearside Biomedical, Inc.* (Pharmaceuticals)	222	2,373
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,295	10,917
Cloud Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	666	2,324
Cloudera, Inc.* (Internet Software & Services)	481	6,561
Clovis Oncology, Inc.* (Biotechnology)	222	10,094
CNO Financial Group, Inc. (Insurance)	703	13,385
CoBiz Financial, Inc. (Banks)	222	4,769
Codexis, Inc.* (Chemicals)	296	4,262
Coeur Mining, Inc.* (Metals & Mining)	888	6,749
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	185	9,879
Coherus Biosciences, Inc.* (Biotechnology)	259	3,626
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	148	3,627
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	148	3,530
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	407	8,437
Columbia Banking System, Inc. (Banks)	296	12,106
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	259	4,286
Comfort Systems USA, Inc. (Construction & Engineering)	185	8,473
Commercial Metals Co. (Metals & Mining)	518	10,935
Commercial Vehicle Group, Inc.* (Machinery)	296	2,173
Community Bank System, Inc. (Banks)	222	13,114
Community Health Systems, Inc.* (Health Care Providers & Services)	629	2,088
CommVault Systems, Inc.* (Software)	185	12,182
Compass Minerals International, Inc. (Metals & Mining)	148	9,731
CONMED Corp. (Health Care Equipment & Supplies)	111	8,125
ConnectOne Bancorp, Inc. (Banks)	148	3,685
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	148	5,676
Consolidated Communications Holdings, Inc. (Diversified Telecommunication Services)	370	4,573
Continental Building Products, Inc.* (Building Products)	185	5,837
Control4 Corp.* (Electronic Equipment, Instruments & Components)	148	3,598

See accompanying notes to financial statements.

294 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
ConvergeOne Holdings, Inc. (IT Services)	222	$2,085
Convergys Corp. (IT Services)	407	9,947
Cooper Tire & Rubber Co. (Auto Components)	259	6,812
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	407	2,055
Corcept Therapeutics, Inc.* (Pharmaceuticals)	444	6,980
Corecivic, Inc. (Equity Real Estate Investment Trusts)	518	12,375
Core-Mark Holding Co., Inc. (Distributors)	222	5,039
CorePoint Lodging, Inc.* (Equity Real Estate Investment Trusts)	222	5,750
Corium International, Inc.* (Pharmaceuticals)	259	2,075
Cornerstone OnDemand, Inc.* (Internet Software & Services)	222	10,529
Costamare, Inc. (Marine)	370	2,953
Cotiviti Holdings, Inc.* (Health Care Technology)	185	8,164
Coupa Software, Inc.* (Internet Software & Services)	222	13,817
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,739	16,851
Covanta Holding Corp. (Commercial Services & Supplies)	518	8,547
Covia Holdings Corp.* (Energy Equipment & Services)	185	3,434
Cowen Group, Inc.*—Class A (Capital Markets)	185	2,562
Cray, Inc.* (Technology Hardware, Storage & Peripherals)	222	5,461
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	407	16,919
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	333	5,864
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	259	2,914
CryoLife, Inc.* (Health Care Equipment & Supplies)	185	5,152
CryoPort, Inc.* (Health Care Equipment & Supplies)	185	2,919
CSG Systems International, Inc. (IT Services)	148	6,049
CTI BioPharma Corp.* (Biotechnology)	481	2,395
CTS Corp. (Electronic Equipment, Instruments & Components)	148	5,328
Cubic Corp. (Aerospace & Defense)	111	7,126
Customers Bancorp, Inc.* (Banks)	148	4,200
CVB Financial Corp. (Banks)	444	9,954
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	333	4,469
CYS Investments, Inc. (Mortgage Real Estate Investment Trusts)	777	5,828
Cytokinetics, Inc.* (Biotechnology)	333	2,764
Cytomx Therapeutics, Inc.* (Biotechnology)	185	4,229
CytoSorbents Corp.* (Health Care Equipment & Supplies)	222	2,531
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	296	2,519
Dana Holding Corp. (Auto Components)	629	12,699
Darling Ingredients, Inc.* (Food Products)	703	13,975
Daseke, Inc.* (Road & Rail)	296	2,939
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	185	8,806
Dean Foods Co. (Food Products)	481	5,055
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	148	16,708
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	222	3,148
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	333	16,706
Deluxe Corp. (Commercial Services & Supplies)	185	12,249
Denbury Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,998	9,610
Denny’s Corp.* (Hotels, Restaurants & Leisure)	333	5,305
Depomed, Inc.* (Pharmaceuticals)	407	2,715
Dermira, Inc.* (Pharmaceuticals)	259	2,383
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	629	2,950
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	333	6,946
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	888	10,905
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	259	3,173
Diebold, Inc. (Technology Hardware, Storage & Peripherals)	407	4,864
Digi International, Inc.* (Communications Equipment)	185	2,442
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	185	3,608
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	185	6,377
Diplomat Pharmacy, Inc.* (Health Care Providers & Services)	259	6,620
Donnelley Financial Solutions, Inc.* (Capital Markets)	222	3,856
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	259	1,979
Dorman Products, Inc.* (Auto Components)	111	7,582
Dril-Quip, Inc.* (Energy Equipment & Services)	185	9,509
Drive Shack, Inc.* (Hotels, Restaurants & Leisure)	407	3,142
DSW, Inc.—Class A (Specialty Retail)	333	8,598
Durect Corp.* (Pharmaceuticals)	1,258	1,962
Dycom Industries, Inc.* (Construction & Engineering)	148	13,987
Dynavax Technologies Corp.* (Biotechnology)	333	5,078
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	407	2,658
Eagle Bancorp, Inc.* (Banks)	148	9,072
Eagle Bulk Shipping, Inc.* (Marine)	407	2,214
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	259	5,118
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	148	14,143
Ebix, Inc. (Software)	111	8,464
Echo Global Logistics, Inc.* (Air Freight & Logistics)	148	4,329
Eclipse Resources Corp.* (Oil, Gas & Consumable Fuels)	1,147	1,835
Edgewell Personal Care Co.* (Personal Products)	222	11,202
Editas Medicine, Inc.* (Biotechnology)	222	7,954
Education Realty Trust, Inc. (Equity Real Estate Investment Trusts)	333	13,820
El Paso Electric Co. (Electric Utilities)	185	10,934
Eldorado Resorts, Inc.* (Hotels, Restaurants & Leisure)	296	11,574

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 295

Common Stocks, continued

	Shares	Value
Electro Scientific Industries, Inc.* (Electronic Equipment, Instruments & Components)	185	$2,917
Electronics for Imaging, Inc.* (Technology Hardware, Storage & Peripherals)	222	7,228
Ellie Mae, Inc.* (Software)	148	15,368
EMCOR Group, Inc. (Construction & Engineering)	222	16,912
Emerald Expositions Events, Inc. (Media)	148	3,049
Emergent BioSolutions, Inc.* (Biotechnology)	185	9,341
Employers Holdings, Inc. (Insurance)	148	5,950
Encore Capital Group, Inc.* (Consumer Finance)	148	5,417
Endo International PLC* (Pharmaceuticals)	999	9,421
Endocyte, Inc.* (Pharmaceuticals)	333	4,595
Endologix, Inc.* (Health Care Equipment & Supplies)	555	3,141
Endurance International Group Holdings, Inc.* (Internet Software & Services)	407	4,050
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	925	2,100
Energy Recovery, Inc.* (Machinery)	296	2,392
Energy XXI Gulf Coast, Inc.* (Oil, Gas & Consumable Fuels)	259	2,290
EnerSys (Electrical Equipment)	185	13,808
Ennis, Inc. (Commercial Services & Supplies)	148	3,012
Enova International, Inc.* (Consumer Finance)	148	5,409
Enphase Energy, Inc.* (Electrical Equipment)	555	3,735
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	592	20,068
Entercom Communications Corp.—Class A (Media)	666	5,028
Entravision Communications Corp.—Class A (Media)	518	2,590
Envestnet, Inc.* (Internet Software & Services)	185	10,166
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	407	2,112
EP Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	629	1,887
Epizyme, Inc.* (Biotechnology)	296	4,011
Eros International PLC* (Media)	222	2,886
ESCO Technologies, Inc. (Machinery)	111	6,405
Essendant, Inc. (Commercial Services & Supplies)	259	3,424
Essent Group, Ltd.* (Thrifts & Mortgage Finance)	407	14,579
Esterline Technologies Corp.* (Aerospace & Defense)	111	8,192
Ethan Allen Interiors, Inc. (Household Durables)	148	3,626
Etsy, Inc.* (Internet & Direct Marketing Retail)	481	20,294
Everbridge, Inc.* (Software)	111	5,264
Everi Holdings, Inc.* (IT Services)	407	2,930
EVERTEC, Inc. (IT Services)	296	6,468
Evolent Health, Inc.* (Health Care Technology)	333	7,010
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	222	2,187
Evoqua Water Technologies Corp.* (Water Utilities)	370	7,585
Exantas Capital Corp. (Mortgage Real Estate Investment Trusts)	259	2,637
Exela Technologies, Inc.* (IT Services)	444	2,109
ExlService Holdings, Inc.* (IT Services)	148	8,378
Exponent, Inc. (Professional Services)	222	10,723
Express, Inc.* (Specialty Retail)	407	3,724
Exterran Corp.* (Energy Equipment & Services)	185	4,632
Extreme Networks, Inc.* (Communications Equipment)	592	4,712
EZCORP, Inc.*—Class A (Consumer Finance)	296	3,567
Fabrinet* (Electronic Equipment, Instruments & Components)	185	6,825
Farmers National Banc Corp. (Banks)	185	2,951
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	259	2,279
Fate Therapeutics, Inc.* (Biotechnology)	296	3,357
FCB Financial Holdings, Inc.*—Class A (Banks)	185	10,878
Federal Signal Corp. (Machinery)	296	6,894
Federated Investors, Inc.—Class B (Capital Markets)	444	10,354
Ferro Corp.* (Chemicals)	370	7,715
FGL Holdings* (Diversified Financial Services)	703	5,898
FibroGen, Inc.* (Biotechnology)	296	18,529
Financial Engines, Inc. (Capital Markets)	259	11,629
Finisar Corp.* (Communications Equipment)	518	9,324
First Bancorp (Banks)	148	6,055
First BanCorp.* (Banks)	999	7,642
First Busey Corp. (Banks)	222	7,042
First Commonwealth Financial Corp. (Banks)	481	7,460
First Financial Bancorp (Banks)	407	12,475
First Financial Bankshares, Inc. (Banks)	259	13,183
First Foundation, Inc.* (Banks)	185	3,430
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	518	17,270
First Interstate Bancsys—Class A (Banks)	148	6,246
First Merchants Corp. (Banks)	222	10,301
First Midwest Bancorp, Inc. (Banks)	444	11,309
First of Long Island Corp. (The) (Banks)	148	3,678
FirstCash, Inc. (Consumer Finance)	185	16,622
Fitbit, Inc.*—Class A (Electronic Equipment, Instruments & Components)	999	6,523
Five Below, Inc.* (Specialty Retail)	222	21,693
Five Prime Therapeutics, Inc.* (Biotechnology)	222	3,510
Five9, Inc.* (Internet Software & Services)	259	8,954
Flagstar Bancorp, Inc.* (Thrifts & Mortgage Finance)	148	5,070
Flexion Therapeutics, Inc.* (Biotechnology)	185	4,782
Flotek Industries, Inc.* (Chemicals)	629	2,032
Fluent, Inc.* (Media)	592	1,450
Fluidigm Corp.* (Life Sciences Tools & Services)	370	2,205
Flushing Financial Corp. (Banks)	148	3,863
ForeScout Technologies, Inc.* (Software)	148	5,070
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	370	4,921
Fortress Biotech, Inc.* (Biotechnology)	555	1,654
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	444	5,483
Forward Air Corp. (Air Freight & Logistics)	148	8,744
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	222	5,965
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	296	7,290
Fox Factory Holding Corp.* (Auto Components)	185	8,612
Francesca’s Holdings Corp.* (Specialty Retail)	296	2,235
Franklin Electric Co., Inc. (Machinery)	222	10,012

See accompanying notes to financial statements.

296 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	555	$4,751
Frank’s International N.V. (Energy Equipment & Services)	481	3,752
Fresh Del Monte Produce, Inc. (Food Products)	148	6,593
Freshpet, Inc.* (Food Products)	148	4,063
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	296	3,084
Frontier Communications Corp. (Diversified Telecommunication Services)	518	2,776
Frontline, Ltd.* (Oil, Gas & Consumable Fuels)	518	3,025
FTI Consulting, Inc.* (Professional Services)	148	8,951
FuelCell Energy, Inc.* (Electrical Equipment)	1,295	1,709
Fulton Financial Corp. (Banks)	740	12,210
FutureFuel Corp. (Chemicals)	185	2,592
GAIN Capital Holdings, Inc. (Capital Markets)	296	2,235
GameStop Corp.—Class A (Specialty Retail)	481	7,008
Gannett Co., Inc. (Media)	555	5,939
GasLog, Ltd. (Oil, Gas & Consumable Fuels)	222	4,240
GATX Corp. (Trading Companies & Distributors)	148	10,986
GCP Applied Technologies, Inc.* (Chemicals)	333	9,640
Generac Holdings, Inc.* (Electrical Equipment)	259	13,398
Genesis Healthcare, Inc.* (Health Care Providers & Services)	740	1,695
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	370	2,361
Gentherm, Inc.* (Auto Components)	185	7,271
Genworth Financial, Inc.*—Class A (Insurance)	2,220	9,990
Geron Corp.* (Biotechnology)	999	3,427
Getty Realty Corp. (Equity Real Estate Investment Trusts)	185	5,211
Gibraltar Industries, Inc.* (Building Products)	148	5,550
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	185	8,214
Glacier Bancorp, Inc. (Banks)	370	14,312
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	185	3,556
Glaukos Corp.* (Health Care Equipment & Supplies)	148	6,015
Global Blood Therapeutics, Inc.* (Biotechnology)	222	10,034
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	333	6,803
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	296	14,936
Glu Mobile, Inc.* (Software)	629	4,032
Glycomimetics, Inc.* (Biotechnology)	222	3,581
Gms, Inc.* (Trading Companies & Distributors)	185	5,012
GNC Holdings, Inc.*—Class A (Specialty Retail)	629	2,214
Gogo, Inc.* (Internet Software & Services)	481	2,338
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	407	11,990
Gold Resource Corp. (Metals & Mining)	407	2,682
GoPro, Inc.*—Class A (Household Durables)	629	4,051
Government Properties Income Trust (Equity Real Estate Investment Trusts)	481	7,624
Gramercy Property Trust, Inc. (Equity Real Estate Investment Trusts)	666	18,195
Granite Construction, Inc. (Construction & Engineering)	185	10,297
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	222	4,074
Gray Television, Inc.* (Media)	407	6,431
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	481	2,525
Great Western Bancorp, Inc. (Banks)	259	10,875
Green Brick Partners, Inc.* (Household Durables)	222	2,176
Green Dot Corp.*—Class A (Consumer Finance)	185	13,577
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	222	4,063
Greenlight Capital Re, Ltd.*—Class A (Insurance)	222	3,152
Greif, Inc.—Class A (Containers & Packaging)	111	5,871
Griffon Corp. (Building Products)	185	3,293
Groupon, Inc.* (Internet & Direct Marketing Retail)	1,998	8,591
GTT Communications, Inc.* (Internet Software & Services)	148	6,660
Guaranty BanCorp (Banks)	148	4,410
GUESS?, Inc. (Specialty Retail)	296	6,334
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	777	9,767
H&E Equipment Services, Inc. (Trading Companies & Distributors)	148	5,566
H.B. Fuller Co. (Chemicals)	222	11,917
Haemonetics Corp.* (Health Care Equipment & Supplies)	222	19,910
Halcon Resources Corp.* (Oil, Gas & Consumable Fuels)	851	3,736
Halozyme Therapeutics, Inc.* (Biotechnology)	555	9,363
Halyard Health, Inc.* (Health Care Equipment & Supplies)	185	10,591
Hancock Holding Co. (Banks)	370	17,261
Hanmi Financial Corp. (Banks)	185	5,245
Hannon Armstrong Sustainable, Inc. (Mortgage Real Estate Investment Trusts)	259	5,115
Harmonic, Inc.* (Communications Equipment)	629	2,673
Harsco Corp.* (Machinery)	370	8,177
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	407	2,177
Hawaiian Holdings, Inc. (Airlines)	222	7,981
HC2 Holdings, Inc.* (Construction & Engineering)	407	2,381
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	518	15,063
Healthcare Services Group, Inc. (Commercial Services & Supplies)	333	14,381
HealthEquity, Inc.* (Health Care Providers & Services)	222	16,673
HealthStream, Inc. (Health Care Technology)	148	4,042
Heartland Express, Inc. (Road & Rail)	259	4,804
Heartland Financial USA, Inc. (Banks)	148	8,118
Hecla Mining Co. (Metals & Mining)	1,887	6,567
Helen of Troy, Ltd.* (Household Durables)	111	10,928
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	740	6,164
Heritage Commerce Corp. (Banks)	222	3,772
Heritage Financial Corp. (Banks)	185	6,447
Herman Miller, Inc. (Commercial Services & Supplies)	259	8,780
Heron Therapeutics, Inc.* (Biotechnology)	296	11,500

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 297

Common Stocks, continued

	Shares	Value
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	185	$3,968
Hertz Global Holdings, Inc.* (Road & Rail)	296	4,541
HFF, Inc.—Class A (Real Estate Management & Development)	185	6,355
HighPoint Resources Corp.* (Oil, Gas & Consumable Fuels)	629	3,824
Hill International, Inc.* (Professional Services)	407	2,401
Hillenbrand, Inc. (Machinery)	259	12,212
Hilltop Holdings, Inc. (Banks)	333	7,349
HMS Holdings Corp.* (Health Care Technology)	370	7,999
HNI Corp. (Commercial Services & Supplies)	185	6,882
Home BancShares, Inc. (Banks)	666	15,025
HomeStreet, Inc.* (Thrifts & Mortgage Finance)	148	3,989
Hope Bancorp, Inc. (Banks)	555	9,896
Horace Mann Educators Corp. (Insurance)	185	8,251
Horizon BanCorp, Inc. (Banks)	222	4,593
Horizon Pharma PLC* (Pharmaceuticals)	703	11,642
Hortonworks, Inc.* (Internet Software & Services)	333	6,067
Hostess Brands, Inc.* (Food Products)	481	6,542
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	555	4,246
Houlihan Lokey, Inc. (Capital Markets)	148	7,581
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	1,184	1,930
HRG Group, Inc.* (Household Products)	592	7,749
Hub Group, Inc.*—Class A (Air Freight & Logistics)	148	7,370
Hubspot, Inc.* (Software)	148	18,559
Hudson, Ltd.*—Class A (Specialty Retail)	222	3,883
IBERIABANK Corp. (Banks)	222	16,828
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	148	3,141
IDACORP, Inc. (Electric Utilities)	222	20,477
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,480	1,954
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	259	11,254
ILG, Inc. (Hotels, Restaurants & Leisure)	444	14,665
IMAX Corp.* (Media)	259	5,737
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	185	2,856
Immune Design Corp.* (Biotechnology)	444	2,020
ImmunoGen, Inc.* (Biotechnology)	592	5,760
Immunomedics, Inc.* (Biotechnology)	555	13,137
Imperva, Inc.* (Software)	148	7,141
Independence Contract Drilling, Inc.* (Energy Equipment & Services)	481	1,982
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	481	4,959
Independent Bank Corp. (Banks)	111	8,702
Infinera Corp.* (Communications Equipment)	703	6,981
Information Services Group, Inc.* (IT Services)	444	1,820
InfraREIT, Inc. (Equity Real Estate Investment Trusts)	222	4,922
Ingevity Corp.* (Chemicals)	185	14,958
InnerWorkings, Inc.* (Commercial Services & Supplies)	333	2,894
Innospec, Inc. (Chemicals)	111	8,497
Innoviva, Inc.* (Pharmaceuticals)	370	5,106
Inovalon Holdings, Inc.* (Health Care Technology)	407	4,039
Inovio Pharmaceuticals, Inc.* (Biotechnology)	629	2,466
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	222	7,239
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	148	7,242
Insmed, Inc.* (Biotechnology)	333	7,875
Insperity, Inc. (Professional Services)	148	14,097
Instructure, Inc.* (Internet Software & Services)	148	6,297
Insys Therapeutics, Inc.* (Biotechnology)	259	1,875
Integer Holdings Corp.* (Health Care Equipment & Supplies)	148	9,568
Integrated Device Technology, Inc.* (Semiconductors & Semiconductor Equipment)	555	17,693
Intellia Therapeutics, Inc.* (Biotechnology)	185	5,062
Intelsat S.A.* (Diversified Telecommunication Services)	222	3,699
InterDigital, Inc. (Communications Equipment)	148	11,973
Interface, Inc. (Commercial Services & Supplies)	296	6,793
International Bancshares Corp. (Banks)	259	11,085
International Speedway Corp.—Class A (Hotels, Restaurants & Leisure)	111	4,962
Intersect ENT, Inc.* (Pharmaceuticals)	148	5,543
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	259	4,577
Intrepid Potash, Inc.* (Chemicals)	666	2,731
Intrexon Corp.* (Biotechnology)	333	4,642
Invacare Corp. (Health Care Equipment & Supplies)	185	3,441
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	518	8,236
Investment Technology Group, Inc. (Capital Markets)	185	3,870
Investors Bancorp, Inc. (Banks)	1,073	13,724
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	666	3,683
Invitae Corp.* (Biotechnology)	407	2,991
Iovance Biotherapeutics, Inc.* (Biotechnology)	407	5,210
Iridium Communications, Inc.* (Diversified Telecommunication Services)	444	7,148
iRobot Corp.* (Household Durables)	111	8,410
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	592	11,319
iStar Financial, Inc.* (Equity Real Estate Investment Trusts)	370	3,992
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	370	1,791
Itron, Inc.* (Electronic Equipment, Instruments & Components)	148	8,887
J.C. Penney Co., Inc.* (Multiline Retail)	1,702	3,983
j2 Global, Inc. (Internet Software & Services)	185	16,023
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	111	9,448
Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	370	4,817
James River Group Holdings, Ltd. (Insurance)	148	5,815
Jeld-Wen Holding, Inc.* (Building Products)	333	9,520
John Bean Technologies Corp. (Machinery)	148	13,157
K12, Inc.* (Diversified Consumer Services)	222	3,634

See accompanying notes to financial statements.

298 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
K2M Group Holdings, Inc.* (Health Care Equipment & Supplies)	222	$4,995
Kadmon Holdings, Inc.* (Biotechnology)	629	2,510
Kaman Corp.—Class A (Trading Companies & Distributors)	111	7,736
KapStone Paper & Packaging Corp. (Paper & Forest Products)	370	12,765
Karyopharm Therapeutics, Inc.* (Biotechnology)	259	4,400
KB Home (Household Durables)	370	10,079
KBR, Inc. (Construction & Engineering)	629	11,272
Keane Group, Inc.* (Energy Equipment & Services)	296	4,046
Kearny Financial Corp. (Thrifts & Mortgage Finance)	481	6,469
Kelly Services, Inc.—Class A (Professional Services)	185	4,153
KEMET Corp.* (Electronic Equipment, Instruments & Components)	259	6,255
Kemper Corp. (Insurance)	185	13,995
Kennametal, Inc. (Machinery)	333	11,955
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	555	11,737
Keryx Biopharmaceuticals, Inc.* (Biotechnology)	629	2,365
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	185	3,386
Kimball International, Inc.—Class B (Commercial Services & Supplies)	222	3,588
Kindred Biosciences, Inc.* (Biotechnology)	222	2,364
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	407	6,952
Klondex Mines, Ltd.* (Metals & Mining)	1,036	2,393
KLX, Inc.* (Aerospace & Defense)	222	15,963
Knoll, Inc. (Commercial Services & Supplies)	259	5,390
Knowles Corp.* (Electronic Equipment, Instruments & Components)	407	6,227
Kopin Corp.* (Semiconductors & Semiconductor Equipment)	666	1,905
Korn/Ferry International (Professional Services)	222	13,748
Kraton Performance Polymers, Inc.* (Chemicals)	148	6,829
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	444	5,110
Kura Oncology, Inc.* (Biotechnology)	185	3,367
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	407	6,357
Ladenburg Thalmann Financial Services, Inc. (Capital Markets)	740	2,516
Lakeland Bancorp, Inc. (Banks)	222	4,407
Lakeland Financial Corp. (Banks)	111	5,349
Landec Corp.* (Food Products)	185	2,757
Lannett Co., Inc.* (Pharmaceuticals)	222	3,019
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	222	3,230
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	740	7,119
LaSalle Hotel Properties (Equity Real Estate Investment Trusts)	481	16,465
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	666	4,369
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	259	3,711
La-Z-Boy, Inc. (Household Durables)	222	6,793
LCI Industries (Auto Components)	111	10,007
LegacyTexas Financial Group, Inc. (Banks)	222	8,662
LendingClub Corp.* (Consumer Finance)	1,554	5,890
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	259	3,108
Lexington Realty Trust (Equity Real Estate Investment Trusts)	962	8,398
LHC Group, Inc.* (Health Care Providers & Services)	148	12,667
Liberty Braves Group*—Class C (Media)	185	4,784
Liberty Expedia Holdings*—Class A (Internet & Direct Marketing Retail)	222	9,755
Liberty Latin America, Ltd.*—Class A (Media)	222	4,245
Liberty Latin America, Ltd.*—Class C (Media)	518	10,039
Liberty TripAdvisor Holdings, Inc.*—Class A (Internet & Direct Marketing Retail)	370	5,957
LifePoint Health, Inc.* (Health Care Providers & Services)	148	7,222
Lilis Energy, Inc.* (Oil, Gas & Consumable Fuels)	444	2,309
Limelight Networks, Inc.* (Internet Software & Services)	666	2,977
Liquidity Services, Inc.* (Internet Software & Services)	296	1,939
LivaNova PLC* (Health Care Equipment & Supplies)	185	18,468
Live Oak Bancshares, Inc. (Banks)	148	4,536
LivePerson, Inc.* (Internet Software & Services)	259	5,465
LiveXLive Media, Inc.* (Media)	259	1,494
Louisiana-Pacific Corp. (Paper & Forest Products)	629	17,120
Loxo Oncology, Inc.* (Biotechnology)	111	19,255
LSC Communications, Inc. (Commercial Services & Supplies)	222	3,477
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	185	7,907
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	148	3,604
Lumentum Holdings, Inc.* (Communications Equipment)	259	14,996
Luminex Corp. (Life Sciences Tools & Services)	185	5,463
M.D.C. Holdings, Inc. (Household Durables)	222	6,831
M/A-COM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	222	5,115
M/I Homes, Inc.* (Household Durables)	148	3,919
Macatawa Bank Corp. (Banks)	222	2,695
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	407	8,254
MacroGenics, Inc.* (Biotechnology)	222	4,584
Magellan Health, Inc.* (Health Care Providers & Services)	111	10,650
Maiden Holdings, Ltd. (Insurance)	407	3,154
Mallinckrodt PLC* (Pharmaceuticals)	370	6,904
MannKind Corp.* (Biotechnology)	1,221	2,320
ManTech International Corp.—Class A (IT Services)	111	5,954
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	333	2,354

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 299

Common Stocks, continued

	Shares	Value
Marrone Bio Innovations, Inc.* (Chemicals)	999	$1,838
Marten Transport, Ltd. (Road & Rail)	222	5,206
Masonite International Corp.* (Building Products)	111	7,975
MasTec, Inc.* (Construction & Engineering)	259	13,144
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	444	13,342
Matrix Service Co.* (Energy Equipment & Services)	185	3,395
Matson, Inc. (Marine)	185	7,100
Matthews International Corp.—Class A (Commercial Services & Supplies)	148	8,702
Maxar Technologies, Ltd. (Aerospace & Defense)	259	13,085
MAXIMUS, Inc. (IT Services)	259	16,087
MaxLinear, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	333	5,191
Maxwell Technologies, Inc.* (Electronic Equipment, Instruments & Components)	370	1,924
MB Financial, Inc. (Banks)	333	15,551
MBIA, Inc.* (Insurance)	481	4,348
McDermott International, Inc.* (Energy Equipment & Services)	740	14,541
McGrath RentCorp (Commercial Services & Supplies)	111	7,023
MDC Partners, Inc.*—Class A (Media)	481	2,213
Medequities Realty Trust, Inc. (Equity Real Estate Investment Trusts)	222	2,446
MediciNova, Inc.* (Biotechnology)	296	2,356
Medidata Solutions, Inc.* (Health Care Technology)	222	17,885
Mercury Systems, Inc.* (Aerospace & Defense)	222	8,449
Meredith Corp. (Media)	185	9,435
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	259	4,960
Meridian Bioscience, Inc. (Health Care Equipment & Supplies)	222	3,530
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	222	11,366
Meritage Homes Corp.* (Household Durables)	185	8,131
Meritor, Inc.* (Machinery)	370	7,611
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	185	7,456
MGE Energy, Inc. (Electric Utilities)	148	9,331
MGIC Investment Corp.* (Thrifts & Mortgage Finance)	1,554	16,658
Milacron Holdings Corp.* (Machinery)	333	6,304
MiMedx Group, Inc.* (Biotechnology)	629	4,019
Mindbody, Inc.* (Internet Software & Services)	185	7,141
Minerals Technologies, Inc. (Chemicals)	148	11,152
Minerva Neurosciences, Inc.* (Biotechnology)	259	2,137
Miragen Therapeutics, Inc.* (Biotechnology)	296	1,897
Mitek System, Inc.* (Software)	259	2,305
Mobile Mini, Inc. (Commercial Services & Supplies)	185	8,677
MobileIron, Inc.* (Software)	555	2,470
Model N, Inc.* (Software)	185	3,441
Modine Manufacturing Co.* (Auto Components)	259	4,727
Moelis & Co. (Capital Markets)	185	10,850
Momenta Pharmaceuticals, Inc.* (Biotechnology)	370	7,567
MoneyGram International, Inc.* (IT Services)	296	1,980
Monmouth Real Estate Investment Corp.— Class A (Equity Real Estate Investment Trusts)	370	6,116
Monotype Imaging Holdings, Inc. (Software)	222	4,507
Monro Muffler Brake, Inc. (Specialty Retail)	148	8,599
Moog, Inc.—Class A (Aerospace & Defense)	148	11,538
MRC Global, Inc.* (Trading Companies & Distributors)	370	8,018
MSA Safety, Inc. (Commercial Services & Supplies)	148	14,257
MSG Networks, Inc.*—Class A (Media)	296	7,089
MTGE Investment Corp. (Mortgage Real Estate Investment Trusts)	222	4,351
Mueller Industries, Inc. (Machinery)	259	7,643
Mueller Water Products, Inc.—Class A (Machinery)	703	8,239
Murphy USA, Inc.* (Specialty Retail)	148	10,995
Myers Industries, Inc. (Containers & Packaging)	185	3,552
Myokardia, Inc.* (Pharmaceuticals)	148	7,348
Myriad Genetics, Inc.* (Biotechnology)	296	11,062
Nantkwest, Inc.* (Biotechnology)	592	1,812
Natera, Inc.* (Biotechnology)	222	4,178
National Bank Holdings Corp. (Banks)	148	5,711
National CineMedia, Inc. (Media)	444	3,730
National General Holdings Corp. (Insurance)	296	7,794
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	185	13,631
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	222	6,842
National Vision Holdings, Inc.* (Specialty Retail)	148	5,412
Nationstar Mortgage Holdings, Inc.* (Thrifts & Mortgage Finance)	185	3,243
Natus Medical, Inc.* (Health Care Equipment & Supplies)	148	5,106
Nautilus, Inc.* (Leisure Products)	185	2,905
Navigant Consulting, Inc.* (Professional Services)	222	4,915
Navistar International Corp.* (Machinery)	222	9,040
NBT Bancorp, Inc. (Banks)	185	7,058
NCI Building Systems, Inc.* (Building Products)	222	4,662
Neogen Corp.* (Health Care Equipment & Supplies)	222	17,802
NeoGenomics, Inc.* (Life Sciences Tools & Services)	296	3,881
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	333	2,075
Neos Therapeutics, Inc.* (Pharmaceuticals)	296	1,850
NETGEAR, Inc.* (Communications Equipment)	148	9,250
NetScout Systems, Inc.* (Communications Equipment)	370	10,989
Nevro Corp.* (Health Care Equipment & Supplies)	111	8,863
New Jersey Resources Corp. (Gas Utilities)	370	16,558
New Media Investment Group, Inc. (Media)	296	5,470
New Relic, Inc.* (Internet Software & Services)	185	18,610
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	444	3,361
New York & Co., Inc.* (Specialty Retail)	407	2,084

See accompanying notes to financial statements.

300 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	629	$3,780
NewLink Genetics Corp.* (Biotechnology)	370	1,761
Newpark Resources, Inc.* (Energy Equipment & Services)	481	5,219
Nexeo Solutions, Inc.* (Trading Companies & Distributors)	259	2,365
Nexstar Broadcasting Group, Inc.—Class A (Media)	185	13,578
NIC, Inc. (Internet Software & Services)	333	5,178
NII Holdings, Inc.* (Wireless Telecommunication Services)	703	2,742
NMI Holdings, Inc.*—Class A (Thrifts & Mortgage Finance)	333	5,428
NN, Inc. (Machinery)	185	3,497
Noble Corp. PLC* (Energy Equipment & Services)	1,221	7,729
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	1,036	2,776
Northern Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	925	2,914
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	259	4,305
NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	259	3,753
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	444	7,721
Northwest Natural Gas Co. (Gas Utilities)	148	9,442
NorthWestern Corp. (Multi-Utilities)	222	12,710
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	148	9,220
Novavax, Inc.* (Biotechnology)	2,331	3,124
Novocure, Ltd.* (Health Care Equipment & Supplies)	333	10,423
NOW, Inc.* (Trading Companies & Distributors)	518	6,905
NRG Yield, Inc.—Class A (Independent Power & Renewable Electricity Producers)	148	2,523
NRG Yield, Inc.—Class C (Independent Power & Renewable Electricity Producers)	333	5,728
Nutrisystem, Inc. (Internet & Direct Marketing Retail)	148	5,698
NuVasive, Inc.* (Health Care Equipment & Supplies)	222	11,571
NxStage Medical, Inc.* (Health Care Equipment & Supplies)	296	8,258
Nymox Pharmaceutical Corp.* (Biotechnology)	518	1,740
Oasis Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	1,147	14,877
Ocean RIG Udw, Inc.* (Energy Equipment & Services)	259	7,635
Oceaneering International, Inc. (Energy Equipment & Services)	444	11,304
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	222	6,651
Oclaro, Inc.* (Communications Equipment)	814	7,269
Ocular Therapeutix, Inc.* (Pharmaceuticals)	296	1,998
Ocwen Financial Corp.* (Thrifts & Mortgage Finance)	740	2,930
Office Depot, Inc. (Specialty Retail)	2,590	6,605
OFG Bancorp (Banks)	259	3,639
Oil States International, Inc.* (Energy Equipment & Services)	259	8,314
Old National Bancorp (Banks)	666	12,388
Old Second Bancorp, Inc. (Banks)	185	2,664
Ollie’s Bargain Outlet Holdings, Inc.* (Multiline Retail)	222	16,095
Omeros Corp.* (Pharmaceuticals)	259	4,698
Omnicell, Inc.* (Health Care Technology)	185	9,703
OMNOVA Solutions, Inc.* (Chemicals)	296	3,078
On Deck Capital, Inc.* (Diversified Financial Services)	370	2,590
ONE Gas, Inc. (Gas Utilities)	222	16,592
OneSpan, Inc.* (Software)	185	3,635
OPKO Health, Inc.* (Biotechnology)	1,517	7,130
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	296	4,875
ORBCOMM, Inc.* (Diversified Telecommunication Services)	407	4,111
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	370	2,782
Organovo Holdings, Inc.* (Biotechnology)	1,332	1,865
Orion Marine Group, Inc.* (Construction & Engineering)	259	2,139
Oritani Financial Corp. (Thrifts & Mortgage Finance)	222	3,596
Ormat Technologies, Inc. (Independent Power & Renewable Electricity Producers)	185	9,839
Otter Tail Corp. (Electric Utilities)	185	8,806
Overseas Shipholding Group, Inc.*—Class A (Oil, Gas & Consumable Fuels)	555	2,153
Owens & Minor, Inc. (Health Care Providers & Services)	296	4,946
Oxford Immunotec Global PLC* (Health Care Equipment & Supplies)	185	2,385
P.H. Glatfelter Co. (Paper & Forest Products)	222	4,349
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	814	2,890
Pacific Premier Bancorp, Inc.* (Banks)	222	8,469
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	185	5,929
Palatin Technologies, Inc.* (Biotechnology)	2,146	2,081
Pandora Media, Inc.* (Internet Software & Services)	1,147	9,038
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	185	3,215
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	259	2,642
Party City Holdco, Inc.* (Specialty Retail)	222	3,386
Pattern Energy Group, Inc. (Independent Power & Renewable Electricity Producers)	370	6,938
Patterson Cos., Inc. (Health Care Providers & Services)	370	8,388
Paylocity Holding Corp.* (Software)	148	8,711
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	259	15,656
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	222	2,660
PDL BioPharma, Inc.* (Biotechnology)	1,110	2,597
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	333	15,144
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	296	11,485

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 301

Common Stocks, continued

	Shares	Value
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	370	$12,428
Pennsylvania Real Estate Investment Trust (Equity Real Estate Investment Trusts)	370	4,066
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	296	5,621
Perficient, Inc.* (IT Services)	185	4,878
Performance Food Group Co.* (Food & Staples Retailing)	444	16,295
Perspecta, Inc. (IT Services)	629	12,926
PGT, Inc.* (Building Products)	259	5,400
PHH Corp.* (Thrifts & Mortgage Finance)	259	2,813
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	407	3,246
Physicians Realty Trust (Equity Real Estate Investment Trusts)	777	12,385
Piedmont Office Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	555	11,061
Pier 1 Imports, Inc. (Specialty Retail)	740	1,761
Pieris Pharmaceuticals, Inc.* (Biotechnology)	444	2,251
Pinnacle Entertainment, Inc.* (Hotels, Restaurants & Leisure)	222	7,488
Pioneer Energy Services Corp.* (Energy Equipment & Services)	592	3,463
Pitney Bowes, Inc. (Commercial Services & Supplies)	851	7,293
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	370	16,258
Plantronics, Inc. (Communications Equipment)	148	11,285
Plexus Corp.* (Electronic Equipment, Instruments & Components)	148	8,812
Plug Power, Inc.* (Electrical Equipment)	1,480	2,990
PNM Resources, Inc. (Electric Utilities)	333	12,954
PolyOne Corp. (Chemicals)	333	14,392
Portland General Electric Co. (Electric Utilities)	370	15,821
Portola Pharmaceuticals, Inc.* (Biotechnology)	296	11,180
Potlatch Corp. (Equity Real Estate Investment Trusts)	259	13,170
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	111	8,109
PQ Group Holdings, Inc.* (Chemicals)	222	3,996
PRA Group, Inc.* (Consumer Finance)	222	8,558
Preferred Apartment Communities, Inc.— Class A (Equity Real Estate Investment Trusts)	222	3,772
Presidio, Inc.* (IT Services)	222	2,908
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	222	8,520
Primerica, Inc. (Insurance)	185	18,427
Primo Water Corp.* (Beverages)	185	3,236
Primoris Services Corp. (Construction & Engineering)	222	6,045
ProAssurance Corp. (Insurance)	259	9,182
Progenics Pharmaceuticals, Inc.* (Biotechnology)	444	3,570
Progress Software Corp. (Software)	222	8,618
ProPetro Holding Corp.* (Energy Equipment & Services)	370	5,802
PROS Holdings, Inc.* (Software)	148	5,412
Proteostasis Therapeutics, Inc.* (Biotechnology)	555	1,548
Prothena Corp. PLC* (Biotechnology)	259	3,776
Proto Labs, Inc.* (Machinery)	111	13,203
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	296	8,149
PTC Therapeutics, Inc.* (Biotechnology)	222	7,488
Puma Biotechnology, Inc.* (Biotechnology)	148	8,754
Q2 Holdings, Inc.* (Internet Software & Services)	148	8,443
QTS Realty Trust, Inc.—Class A (Equity Real Estate Investment Trusts)	222	8,769
Quad/Graphics, Inc. (Commercial Services & Supplies)	185	3,854
Quality Care Properties* (Equity Real Estate Investment Trusts)	407	8,755
Quality Systems, Inc.* (Health Care Technology)	259	5,051
Qualys, Inc.* (Software)	148	12,476
Quanex Building Products Corp. (Building Products)	222	3,985
Quantenna Communications, Inc.* (Communications Equipment)	222	3,450
Quidel Corp.* (Health Care Equipment & Supplies)	148	9,842
QuinStreet, Inc.* (Internet Software & Services)	259	3,289
Quorum Health Corp.* (Health Care Providers & Services)	370	1,850
Quotient Technology, Inc.* (Internet Software & Services)	407	5,332
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	444	2,557
R1 RCM, Inc.* (Health Care Providers & Services)	555	4,817
Radian Group, Inc. (Thrifts & Mortgage Finance)	925	15,004
Radiant Logistics, Inc.* (Air Freight & Logistics)	481	1,881
Radius Health, Inc.* (Biotechnology)	185	5,452
RadNet, Inc.* (Health Care Providers & Services)	259	3,885
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	518	6,496
Ramco-Gershenson Properties Trust (Equity Real Estate Investment Trusts)	407	5,376
Rapid7, Inc.* (Software)	185	5,221
Raven Industries, Inc. (Industrial Conglomerates)	185	7,113
Rayonier Advanced Materials, Inc. (Chemicals)	296	5,059
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	296	9,916
Redfin Corp.* (Real Estate Management & Development)	333	7,689
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	370	6,094
Regenxbio, Inc.* (Biotechnology)	148	10,619
Regis Corp.* (Diversified Consumer Services)	222	3,672
Remark Holdings, Inc.* (Internet Software & Services)	370	1,447
Renasant Corp. (Banks)	222	10,105
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	222	3,963
Rent-A-Center, Inc.* (Specialty Retail)	259	3,812
Repligen Corp.* (Biotechnology)	185	8,702
Republic First Bancorp, Inc.* (Banks)	333	2,614

See accompanying notes to financial statements.

302 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Resources Connection, Inc. (Professional Services)	185	$3,127
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	481	9,216
Retrophin, Inc.* (Biotechnology)	185	5,043
REV Group, Inc. (Machinery)	185	3,147
Revance Therapeutics, Inc.* (Pharmaceuticals)	185	5,078
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	370	11,614
Rexnord Corp.* (Machinery)	444	12,903
Ribbon Communications, Inc.* (Communications Equipment)	407	2,898
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,036	2,932
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	333	4,202
Rite Aid Corp.* (Food & Staples Retailing)	4,736	8,193
RLI Corp. (Insurance)	185	12,245
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	740	16,317
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	444	2,189
Roku, Inc.* (Household Durables)	185	7,885
Rowan Cos. PLC*—Class A (Energy Equipment & Services)	592	9,602
RTI Surgical, Inc.* (Health Care Equipment & Supplies)	518	2,383
Rudolph Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	148	4,381
Rush Enterprises, Inc.*—Class A (Trading Companies & Distributors)	148	6,420
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	148	4,151
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts)	185	15,383
S&T Bancorp, Inc. (Banks)	148	6,400
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	740	16,080
Safe Bulkers, Inc.* (Marine)	555	1,887
Saia, Inc.* (Road & Rail)	111	8,974
SailPoint Technologies Holding, Inc.* (Software)	185	4,540
Sally Beauty Holdings, Inc.* (Specialty Retail)	555	8,897
Sanchez Energy Corp.* (Oil, Gas & Consumable Fuels)	629	2,843
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	185	3,282
Sandy Spring Bancorp, Inc. (Banks)	148	6,069
Sangamo BioSciences, Inc.* (Biotechnology)	481	6,830
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	296	8,673
Savara, Inc.* (Biotechnology)	222	2,513
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	111	4,473
Schnitzer Steel Industries, Inc.—Class A (Metals & Mining)	148	4,988
Scholastic Corp. (Media)	148	6,558
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	148	6,471
Science Applications International Corp. (IT Services)	185	14,972
Scientific Games Corp.*—Class A (Hotels, Restaurants & Leisure)	222	10,911
Scorpio Bulkers, Inc. (Marine)	407	2,890
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	1,591	4,471
Seacoast Banking Corp. of Florida* (Banks)	222	7,011
Sears Holdings Corp.* (Multiline Retail)	703	1,666
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	259	5,651
Select Energy Services, Inc.* (Energy Equipment & Services)	259	3,763
Select Income REIT (Equity Real Estate Investment Trusts)	296	6,651
Select Medical Holdings Corp.* (Health Care Providers & Services)	481	8,730
Selective Insurance Group, Inc. (Insurance)	259	14,245
SemGroup Corp.—Class A (Oil, Gas & Consumable Fuels)	370	9,398
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	259	12,186
Senseonics Holdings, Inc.* (Health Care Equipment & Supplies)	518	2,129
Sensient Technologies Corp. (Chemicals)	185	13,237
Seritage Growth Properties—Class A (Equity Real Estate Investment Trusts)	148	6,280
ServiceSource International, Inc.* (IT Services)	629	2,478
ServisFirst Bancshares, Inc. (Banks)	222	9,264
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	111	7,346
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	222	7,259
Ship Finance International, Ltd. (Oil, Gas & Consumable Fuels)	407	6,085
Shutterfly, Inc.* (Internet & Direct Marketing Retail)	148	13,324
SIGA Technologies, Inc.* (Pharmaceuticals)	407	2,418
Sigma Designs, Inc.* (Semiconductors & Semiconductor Equipment)	333	2,031
Signet Jewelers, Ltd. (Specialty Retail)	259	14,439
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	185	18,425
Simmons First National Corp.—Class A (Banks)	407	12,169
Simply Good Foods Co. (The)* (Food Products)	333	4,809
Simpson Manufacturing Co., Inc. (Building Products)	185	11,505
Sinclair Broadcast Group, Inc.—Class A (Media)	333	10,706
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	185	15,533
SkyWest, Inc. (Airlines)	222	11,521
Sleep Number Corp.* (Specialty Retail)	185	5,369
Solaris Oilfield Infrastructure, Inc.* (Energy Equipment & Services)	185	2,644
Sonic Corp. (Hotels, Restaurants & Leisure)	185	6,368
Sorrento Therapeutics, Inc.* (Biotechnology)	555	3,996
Sotheby’s*—Class A (Diversified Consumer Services)	185	10,053
South Jersey Industries, Inc. (Gas Utilities)	370	12,384
South State Corp. (Banks)	148	12,765
Southside Bancshares, Inc. (Banks)	148	4,985
Southwest Gas Corp. (Gas Utilities)	185	14,110

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 303

Common Stocks, continued

	Shares	Value
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,516	$13,335
Spark Therapeutics, Inc.* (Biotechnology)	148	12,248
Spartan Motors, Inc. (Auto Components)	222	3,352
SpartanNash Co. (Food & Staples Retailing)	185	4,721
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	444	9,306
Spire, Inc. (Gas Utilities)	222	15,684
Spirit Airlines, Inc.* (Airlines)	296	10,760
Spirit MTA REIT* (Equity Real Estate Investment Trusts)	296	3,049
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	370	1,894
SPX Corp.* (Machinery)	185	6,484
SPX FLOW, Inc.* (Machinery)	185	8,097
SRC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,073	11,824
STAAR Surgical Co.* (Health Care Equipment & Supplies)	185	5,735
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	407	11,083
State Bank Financial Corp. (Banks)	185	6,179
Steelcase, Inc.—Class A (Commercial Services & Supplies)	407	5,495
Stemline Therapeutics, Inc.* (Biotechnology)	185	2,969
Sterling Construction Co., Inc.* (Construction & Engineering)	185	2,411
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	259	13,753
Stifel Financial Corp. (Capital Markets)	296	15,467
Stoneridge, Inc.* (Auto Components)	148	5,201
Stratasys, Ltd.* (Technology Hardware, Storage & Peripherals)	259	4,957
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	481	6,883
Summit Materials, Inc.*—Class A (Construction Materials)	481	12,626
Sun Hydraulics Corp. (Machinery)	148	7,132
SunCoke Energy, Inc.* (Metals & Mining)	333	4,462
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	407	3,122
Sunrun, Inc.* (Electrical Equipment)	444	5,839
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	962	15,988
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	185	4,375
Superior Energy Services, Inc.* (Energy Equipment & Services)	740	7,208
Superior Industries International, Inc. (Auto Components)	148	2,649
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	222	13,287
SUPERVALU, Inc.* (Food & Staples Retailing)	222	4,555
Sykes Enterprises, Inc.* (IT Services)	185	5,324
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	148	7,455
Syneos Health, Inc.* (Life Sciences Tools & Services)	259	12,148
Synergy Pharmaceuticals, Inc.* (Biotechnology)	1,628	2,833
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	111	10,713
Syntel, Inc.* (IT Services)	185	5,937
Syros Pharmaceuticals, Inc.* (Biotechnology)	222	2,267
T2 Biosystems, Inc.* (Biotechnology)	259	2,005
Tahoe Resources, Inc. (Metals & Mining)	1,480	7,282
Tailored Brands, Inc. (Specialty Retail)	222	5,665
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	222	4,888
Tanger Factory Outlet Centers, Inc. (Equity Real Estate Investment Trusts)	407	9,560
Taylor Morrison Home Corp.*—Class A (Household Durables)	481	9,995
Team, Inc.* (Commercial Services & Supplies)	185	4,274
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	148	12,154
Teekay Corp. (Oil, Gas & Consumable Fuels)	444	3,441
Teekay Tankers, Ltd.—Class A (Oil, Gas & Consumable Fuels)	1,813	2,121
TEGNA, Inc. (Media)	962	10,438
Teladoc, Inc.* (Health Care Providers & Services)	259	15,035
Telaria, Inc.* (Internet Software & Services)	481	1,943
Telenav, Inc.* (Software)	333	1,865
Teligent, Inc.* (Pharmaceuticals)	518	1,792
Tellurian, Inc.* (Oil, Gas & Consumable Fuels)	444	3,694
Tenet Healthcare Corp.* (Health Care Providers & Services)	370	12,421
Tenneco, Inc. (Auto Components)	222	9,759
Terraform Power, Inc.—Class A (Independent Power & Renewable Electricity Producers)	407	4,762
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	259	9,757
Tetra Tech, Inc. (Commercial Services & Supplies)	222	12,987
TETRA Technologies, Inc.* (Energy Equipment & Services)	777	3,458
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	518	1,849
Texas Roadhouse, Inc.—Class A (Hotels, Restaurants & Leisure)	296	19,391
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	185	2,942
TG Therapeutics, Inc.* (Biotechnology)	333	4,379
The Andersons, Inc. (Food & Staples Retailing)	148	5,062
The Bancorp, Inc.* (Banks)	333	3,483
The Brink’s Co. (Commercial Services & Supplies)	222	17,704
The Buckle, Inc. (Specialty Retail)	148	3,981
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	185	10,186
The E.W. Scripps Co.—Class A (Media)	259	3,468
The Ensign Group, Inc. (Health Care Providers & Services)	222	7,952
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	518	14,266
The Greenbrier Cos., Inc. (Machinery)	148	7,807
The Hackett Group, Inc. (IT Services)	185	2,973
The KEYW Holding Corp.* (Aerospace & Defense)	333	2,910
The Manitowoc Co., Inc.* (Machinery)	185	4,784

See accompanying notes to financial statements.

304 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
The Medicines Co.* (Pharmaceuticals)	296	$10,863
The Meet Group, Inc.* (Internet Software & Services)	592	2,652
The New York Times Co.—Class A (Media)	555	14,374
The St Joe Co.* (Real Estate Management & Development)	222	3,985
TherapeuticsMD, Inc.* (Pharmaceuticals)	851	5,310
Theravance Biopharma, Inc.* (Pharmaceuticals)	222	5,035
Thermon Group Holdings, Inc.* (Electrical Equipment)	185	4,231
Third Point Reinsurance, Ltd.* (Insurance)	407	5,088
Tier REIT, Inc. (Equity Real Estate Investment Trusts)	222	5,279
Tile Shop Holdings, Inc. (Specialty Retail)	333	2,564
TimkenSteel Corp.* (Metals & Mining)	222	3,630
Tiptree Financial, Inc.—Class A (Diversified Financial Services)	296	2,013
Titan International, Inc. (Machinery)	296	3,176
Tivity Health, Inc.* (Health Care Providers & Services)	185	6,512
TiVo Corp. (Software)	555	7,465
TopBuild Corp.* (Household Durables)	148	11,593
TowneBank (Banks)	296	9,502
TPG RE Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	185	3,759
Trade Desk, Inc. (The)* (Internet Software & Services)	148	13,882
TransEnterix, Inc.* (Health Care Equipment & Supplies)	925	4,033
Travelport Worldwide, Ltd. (IT Services)	555	10,290
Tredegar Corp. (Chemicals)	148	3,478
Trex Co., Inc.* (Building Products)	259	16,212
TRI Pointe Group, Inc.* (Household Durables)	666	10,896
TriMas Corp.* (Machinery)	222	6,527
TriNet Group, Inc.* (Professional Services)	185	10,349
Trinseo SA (Chemicals)	185	13,126
Triton International, Ltd./Bermuda (Trading Companies & Distributors)	259	7,941
Triumph Group, Inc. (Aerospace & Defense)	259	5,076
Tronox, Ltd.—Class A (Chemicals)	444	8,738
TrueBlue, Inc.* (Professional Services)	222	5,983
TrueCar, Inc.* (Internet Software & Services)	481	4,853
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	518	4,610
Trustmark Corp. (Banks)	296	9,658
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	444	7,828
Tupperware Brands Corp. (Household Durables)	222	9,155
Tutor Perini Corp.* (Construction & Engineering)	222	4,096
Tyme Technologies, Inc.* (Biotechnology)	518	1,637
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	333	8,555
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	222	3,685
Ultra Petroleum Corp.* (Oil, Gas & Consumable Fuels)	1,221	2,821
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	185	14,221
UMB Financial Corp. (Banks)	185	14,103
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	222	3,408
Union Bankshares Corp. (Banks)	296	11,508
Unisys Corp.* (IT Services)	296	3,818
Unit Corp.* (Energy Equipment & Services)	259	6,620
United Bankshares, Inc. (Banks)	407	14,815
United Community Banks, Inc. (Banks)	333	10,213
United Community Financial Corp. (Thrifts & Mortgage Finance)	296	3,253
United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	259	4,538
United Natural Foods, Inc.* (Food & Staples Retailing)	222	9,471
Universal Corp. (Tobacco)	111	7,332
Universal Forest Products, Inc. (Building Products)	259	9,485
Universal Insurance Holdings, Inc. (Insurance)	148	5,195
Univest Corp. of Pennsylvania (Banks)	148	4,070
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,406	2,264
Urban Edge Properties (Equity Real Estate Investment Trusts)	481	11,000
Urstadt Biddle Properties, Inc.—Class A (Equity Real Estate Investment Trusts)	185	4,187
USA Technologies, Inc.* (Technology Hardware, Storage & Peripherals)	296	4,144
Valhi, Inc. (Chemicals)	333	1,585
Valley National Bancorp (Banks)	1,332	16,197
Vanda Pharmaceuticals, Inc.* (Biotechnology)	259	4,934
Varex Imaging Corp.* (Health Care Equipment & Supplies)	185	6,862
Varonis Systems, Inc.* (Software)	111	8,270
Vector Group, Ltd. (Tobacco)	444	8,471
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	259	3,691
Veracyte, Inc.* (Biotechnology)	222	2,073
Verastem, Inc.* (Biotechnology)	370	2,546
Vericel Corp.* (Biotechnology)	259	2,512
VeriFone Systems, Inc.* (Electronic Equipment, Instruments & Components)	481	10,976
Verint Systems, Inc.* (Software)	259	11,487
Verso Corp.*—Class A (Paper & Forest Products)	185	4,026
ViaSat, Inc.* (Communications Equipment)	222	14,590
Viavi Solutions, Inc.* (Communications Equipment)	999	10,230
ViewRay, Inc.* (Health Care Equipment & Supplies)	370	2,560
Viking Therapeutics, Inc.* (Biotechnology)	296	2,809
VirnetX Holding Corp.* (Software)	592	2,013
Virtusa Corp.* (IT Services)	148	7,205
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	555	12,875
Vista Outdoor, Inc.* (Leisure Products)	296	4,585
Vital Therapies, Inc.* (Biotechnology)	333	2,281
Vivint Solar, Inc.* (Independent Power & Renewable Electricity Producers)	370	1,832
Vocera Communications, Inc.* (Health Care Technology)	148	4,424
Vonage Holdings Corp.* (Diversified Telecommunication Services)	962	12,401

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 305

Common Stocks, continued

	Shares	Value
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	555	$3,968
Wabash National Corp. (Machinery)	296	5,523
Waddell & Reed Financial, Inc.—Class A (Capital Markets)	370	6,649
WageWorks, Inc.* (Professional Services)	185	9,250
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	111	6,177
Warrior Met Coal, Inc. (Metals & Mining)	185	5,100
Washington Federal, Inc. (Thrifts & Mortgage Finance)	370	12,099
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	888	7,202
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	333	10,100
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	185	3,154
Watts Water Technologies, Inc.—Class A (Machinery)	111	8,702
Web.com Group, Inc.* (Internet Software & Services)	222	5,739
Weight Watchers International, Inc.* (Diversified Consumer Services)	148	14,962
Werner Enterprises, Inc. (Road & Rail)	222	8,336
WesBanco, Inc. (Banks)	185	8,332
Wesco Aircraft Holdings, Inc.* (Aerospace & Defense)	333	3,746
Westamerica Bancorp (Banks)	111	6,273
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	259	2,699
Western New England BanCorp, Inc. (Thrifts & Mortgage Finance)	222	2,442
WGL Holdings, Inc. (Gas Utilities)	222	19,702
Whitestone REIT (Equity Real Estate Investment Trusts)	259	3,232
WideOpenWest, Inc.* (Media)	259	2,502
Wildhorse Resource Development Corp.* (Oil, Gas & Consumable Fuels)	148	3,753
William Lyon Homes*—Class A (Household Durables)	185	4,292
Willscot Corp.* (Construction & Engineering)	222	3,286
Windstream Holdings, Inc.* (Diversified Telecommunication Services)	370	1,950
Wingstop, Inc. (Hotels, Restaurants & Leisure)	148	7,714
Winnebago Industries, Inc. (Automobiles)	148	6,009
WisdomTree Investments, Inc. (Capital Markets)	592	5,375
WMIH Corp.* (Insurance)	1,739	2,330
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	407	14,151
Woodward, Inc. (Machinery)	222	17,063
Workiva, Inc.* (Software)	148	3,611
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	333	6,797
World Wrestling Entertainment, Inc.—Class A (Media)	185	13,472
Worthington Industries, Inc. (Metals & Mining)	185	7,764
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	444	11,526
WSFS Financial Corp. (Thrifts & Mortgage Finance)	148	7,888
Xcerra Corp.* (Semiconductors & Semiconductor Equipment)	296	4,135
Xencor, Inc.* (Biotechnology)	222	8,216
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	481	11,717
XO Group, Inc.* (Internet Software & Services)	148	4,736
Xperi Corp. (Semiconductors & Semiconductor Equipment)	259	4,170
Yelp, Inc.* (Internet Software & Services)	333	13,047
Yext, Inc.* (Internet Software & Services)	370	7,156
YRC Worldwide, Inc.* (Road & Rail)	259	2,603
ZAGG, Inc.* (Household Durables)	185	3,201
Zion Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	592	2,401
ZIOPHARM Oncology, Inc.* (Biotechnology)	925	2,794
ZixCorp.* (Software)	444	2,393
Zogenix, Inc.* (Pharmaceuticals)	148	6,542
Zomedica Pharmaceuticals Corp.* (Pharmaceuticals)	814	1,832
TOTAL COMMON STOCKS (Cost $5,754,175)		8,543,104

Contingent Right(NM)

Dyax Corp.*^+(a) (Biotechnology)	972	1,079
TOTAL CONTINGENT RIGHT (Cost $—)		1,079

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance^+ (Metals & Mining)	510	—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (52.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 1.91%—2.00%, dated 6/29/18, due 7/2/18, total to be received $19,146,126	$19,143,000	$19,143,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,143,000)		19,143,000
TOTAL INVESTMENT SECURITIES (Cost $24,897,175)—75.3%		27,687,183
Net other assets (liabilities)—24.7%		9,077,198
NET ASSETS—100.0%		$36,764,381

*                 Non-income producing security.

^                  The Advisor has deemed these securities to be illiquid. As of June 30, 2018, these securities represented less than 0.005% of the net assets of the Fund.

+                 These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2018, these securities represented less than 0.005% of the net assets of the Fund.

(a)         Expiration is on or before December 31, 2019; expiration is subject to contingencies. Rights entitle the Fund to cash if the

See accompanying notes to financial statements.

306 :: ProFund VP UltraSmall-Cap :: Financial Statements

company receives U.S. Food and Drug Administration approval on a specific medication that is being developed.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2018, the aggregate amount held in a segregated account was $5,878,000.

(c)          The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	65	9/24/18	$5,351,775	$(93,235)

Total Return Swap Agreements

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	7/27/18	1.78%	$12,656,370	$32,081
Russell 2000 Index	Goldman Sachs International	7/27/18	2.13%	7,462,191	43,815
				20,118,561	75,896
iShares Russell 2000 ETF	UBS AG	7/27/18	1.78%	17,267,053	48,952
Russell 2000 Index	UBS AG	7/27/18	1.98%	22,250,581	26,547
				39,517,634	75,499
				$59,636,195	$151,395

(1)         Agreements may be terminated at will by either party without penalty.

(2)         Reflects the floating financing rate, as of June 30, 2018, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation / (depreciation).

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Aerospace & Defense	$110,831	0.3%
Air Freight & Logistics	29,011	0.1%
Airlines	30,262	0.1%
Auto Components	86,731	0.2%
Automobiles	6,009	NM
Banks	726,747	2.0%
Beverages	4,953	NM
Biotechnology	627,638	1.7%
Building Products	112,516	0.3%
Capital Markets	97,730	0.3%
Chemicals	183,704	0.6%
Commercial Services & Supplies	211,644	0.6%
Communications Equipment	156,449	0.4%
Construction & Engineering	101,732	0.3%
Construction Materials	12,626	NM
Consumer Finance	59,040	0.2%
Containers & Packaging	9,423	NM
Distributors	5,039	NM
Diversified Consumer Services	70,460	0.2%
Diversified Financial Services	16,678	NM
Diversified Telecommunication Services	50,603	0.2%
Electric Utilities	95,508	0.3%
Electrical Equipment	56,817	0.2%
Electronic Equipment, Instruments & Components	205,677	0.6%
Energy Equipment & Services	177,423	0.5%
Equity Real Estate Investment Trusts	635,694	1.7%
Food & Staples Retailing	48,297	0.1%
Food Products	59,429	0.2%
Gas Utilities	104,472	0.2%
Health Care Equipment & Supplies	284,093	0.8%
Health Care Providers & Services	178,803	0.5%
Health Care Technology	80,314	0.2%
Hotels, Restaurants & Leisure	222,114	0.6%
Household Durables	131,835	0.4%
Household Products	15,236	NM
Independent Power & Renewable Electricity Producers	33,820	0.1%
Industrial Conglomerates	7,113	NM
Insurance	199,201	0.5%
Internet & Direct Marketing Retail	66,405	0.2%
Internet Software & Services	284,142	0.7%
IT Services	170,672	0.5%
Leisure Products	23,998	0.1%
Life Sciences Tools & Services	43,838	0.1%
Machinery	270,342	0.7%
Marine	17,044	NM
Media	165,496	0.5%
Metals & Mining	116,440	0.3%
Mortgage Real Estate Investment Trusts	118,528	0.3%
Multiline Retail	29,473	0.1%
Multi-Utilities	39,937	0.1%
Oil, Gas & Consumable Fuels	312,164	0.8%
Paper & Forest Products	53,001	0.1%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 307

	Value	% of Net Assets
Personal Products	$11,202	NM
Pharmaceuticals	202,249	0.6%
Professional Services	95,804	0.3%
Real Estate Management & Development	37,592	0.1%
Road & Rail	52,096	0.1%
Semiconductors & Semiconductor Equipment	242,612	0.7%
Software	249,094	0.7%
Specialty Retail	228,729	0.5%
Technology Hardware, Storage & Peripherals	42,771	0.1%
Textiles, Apparel & Luxury Goods	64,655	0.2%
Thrifts & Mortgage Finance	187,402	0.5%
Tobacco	18,443	0.1%
Trading Companies & Distributors	114,674	0.3%
Water Utilities	24,692	0.1%
Wireless Telecommunication Services	15,016	NM
Other**	28,220,198	76.8%
Total	$36,764,381	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

308 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$24,897,175
Securities, at value	8,544,183
Repurchase agreements, at value	19,143,000
Total Investment Securities, at value	27,687,183
Cash	246
Segregated cash balances with brokers	225,225
Segregated cash balances with custodian	738
Dividends and interest receivable	11,026
Unrealized appreciation on swap agreements	151,395
Receivable for capital shares issued	9,135,232
Receivable for investments sold	4,328
Prepaid expenses	358
TOTAL ASSETS	37,215,731

LIABILITIES:
Payable for capital shares redeemed	359,046
Variation margin on futures contracts	13,000
Advisory fees payable	18,901
Management services fees payable	2,520
Administration fees payable	862
Administrative services fees payable	12,997
Distribution fees payable	13,162
Trustee fees payable	7
Transfer agency fees payable	1,419
Fund accounting fees payable	1,030
Compliance services fees payable	161
Other accrued expenses	28,245
TOTAL LIABILITIES	451,350
NET ASSETS	$36,764,381

NET ASSETS CONSIST OF:
Capital	$30,608,346
Accumulated net investment income (loss)	(37,748)
Accumulated net realized gains (losses) on investments	3,345,615
Net unrealized appreciation (depreciation) on investments	2,848,168
NET ASSETS	$36,764,381

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,488,037
Net Asset Value (offering and redemption price per share)	$24.71

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$55,507
Interest	135,223
TOTAL INVESTMENT INCOME	190,730

EXPENSES:
Advisory fees	101,206
Management services fees	13,494
Administration fees	4,130
Transfer agency fees	6,249
Administrative services fees	34,674
Distribution fees	33,735
Custody fees	1,681
Fund accounting fees	7,771
Trustee fees	358
Compliance services fees	161
Other fees	12,433
Recoupment of prior expenses reduced by the Advisor	10,810
TOTAL NET EXPENSES	226,702
NET INVESTMENT INCOME (LOSS)	(35,972)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	721,495
Net realized gains (losses) on futures contracts	570,130
Net realized gains (losses) on swap agreements	2,540,692
Change in net unrealized appreciation/depreciation on investment securities	(182,394)
Change in net unrealized appreciation/depreciation on futures contracts	(181,888)
Change in net unrealized appreciation/depreciation on swap agreements	311,907
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	3,779,942
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,743,970

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 309

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$(35,972)	$(197,914)
Net realized gains (losses) on investments	3,832,317	7,135,433
Change in net unrealized appreciation/depreciation on investments	(52,375)	(171,008)
Change in net assets resulting from operations	3,743,970	6,766,511

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(7,150,628)	(2,247,114)
Change in net assets resulting from distributions	(7,150,628)	(2,247,114)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	233,192,665	499,488,916
Distributions reinvested	7,150,628	2,247,114
Value of shares redeemed	(232,044,990)	(501,157,887)
Change in net assets resulting from capital transactions	8,298,303	578,143
Change in net assets	4,891,645	5,097,540

NET ASSETS:
Beginning of period	31,872,736	26,775,196
End of period	$36,764,381	$31,872,736
Accumulated net investment income (loss)	$(37,748)	$(1,776)

SHARE TRANSACTIONS:
Issued	8,151,311	18,839,310
Reinvested	272,301	80,657
Redeemed	(8,050,580)	(18,867,171)
Change in shares	373,032	52,796

See accompanying notes to financial statements.

310 :: ProFund VP UltraSmall-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$28.59		$25.21	$18.07	$21.36	$24.90	$13.35

Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.20)	(0.15)	(0.19)	(0.20)	(0.18)
Net realized and unrealized gains (losses) on investments	3.96		6.48	7.29	(2.48)	1.05	11.73
Total income (loss) from investment activities	3.92		6.28	7.14	(2.67)	0.85	11.55

Distributions to Shareholders From:
Net realized gains on investments	(7.80)		(2.90)	—	(0.62)	(4.39)	—

Net Asset Value, End of Period	$24.71		$28.59	$25.21	$18.07	$21.36	$24.90

Total Return(b)	12.11%		25.20%	39.51%	(12.93)%	5.38%	86.52%

Ratios to Average Net Assets:
Gross expenses(c)	1.68	%(d)	1.72%	1.78%	1.79%	1.76%	1.80%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.27)%		(0.74)%	(0.79)%	(0.89)%	(0.93)%	(0.95)%

Supplemental Data:
Net assets, end of period (000’s)	$36,764		$31,873	$26,775	$19,372	$25,158	$35,264
Portfolio turnover rate(b)(e)	17%		27%	32%	45%	16%	32%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          The gross expense ratio includes a non-recurring fee reduction for expenses accrued in a prior year. Had this fee reduction not occurred, the gross expense ratio would have been 1.70%. The net expense ratio, net investment income (loss) ratio, and total return were not affected by the fee reduction.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 311

Investment Objective: The ProFund VP Utilities seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Utilities Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2018

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	10.2%
Duke Energy Corp.	7.2%
The Southern Co.	6.1%
Exelon Corp.	4.8%
Dominion Resources, Inc.	4.6%

Dow Jones U.S. Utilites Index — Composition

% of Index
Electric Utilities	57%
Multi-Utilities	31%
Gas Utilities	6%
Independent Power and Renewable Electricity Producers	3%
Water Utilities	3%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	2,067	$160,006
Alliant Energy Corp. (Electric Utilities)	9,370	396,538
Ameren Corp. (Multi-Utilities)	9,857	599,798
American Electric Power Co., Inc. (Electric Utilities)	19,932	1,380,291
American Water Works Co., Inc. (Water Utilities)	7,203	614,993
Aqua America, Inc. (Water Utilities)	7,197	253,190
Atmos Energy Corp. (Gas Utilities)	4,496	405,269
Avista Corp. (Multi-Utilities)	2,657	139,918
Black Hills Corp. (Multi-Utilities)	2,173	133,009
CenterPoint Energy, Inc. (Multi-Utilities)	17,455	483,678
CMS Energy Corp. (Multi-Utilities)	11,427	540,269
Consolidated Edison, Inc. (Multi-Utilities)	12,568	980,053
Dominion Resources, Inc. (Multi-Utilities)	21,113	1,439,484
DTE Energy Co. (Multi-Utilities)	7,336	760,230
Duke Energy Corp. (Electric Utilities)	28,363	2,242,946
Edison International (Electric Utilities)	13,185	834,215
El Paso Electric Co. (Electric Utilities)	1,640	96,924
Entergy Corp. (Electric Utilities)	7,311	590,656
Evergy, Inc. (Electric Utilities)	10,973	616,134
Eversource Energy (Electric Utilities)	12,823	751,556
Exelon Corp. (Electric Utilities)	35,082	1,494,493
FirstEnergy Corp. (Electric Utilities)	18,139	651,371
Hawaiian Electric Industries, Inc. (Electric Utilities)	4,409	151,229
IDACORP, Inc. (Electric Utilities)	2,033	187,524
MDU Resources Group, Inc. (Multi-Utilities)	7,904	226,687
National Fuel Gas Co. (Gas Utilities)	3,474	183,983
New Jersey Resources Corp. (Gas Utilities)	3,544	158,594
NextEra Energy, Inc. (Electric Utilities)	19,083	3,187,434
NiSource, Inc. (Multi-Utilities)	13,648	358,669
NorthWestern Corp. (Multi-Utilities)	1,997	114,328
NRG Energy, Inc. (Independent Power & Renewable Electricity Producers)	12,103	371,562
ONE Gas, Inc. (Gas Utilities)	2,129	159,121
PG&E Corp. (Electric Utilities)	20,891	889,121
Pinnacle West Capital Corp. (Electric Utilities)	4,529	364,856
PNM Resources, Inc. (Electric Utilities)	3,230	125,647
Portland General Electric Co. (Electric Utilities)	3,617	154,663
PPL Corp. (Electric Utilities)	28,287	807,594
Public Service Enterprise Group, Inc. (Multi-Utilities)	20,440	1,106,622
SCANA Corp. (Multi-Utilities)	5,767	222,145
Sempra Energy (Multi-Utilities)	10,683	1,240,403
South Jersey Industries, Inc. (Gas Utilities)	3,457	115,706
Southwest Gas Corp. (Gas Utilities)	1,954	149,032
Spire, Inc. (Gas Utilities)	2,031	143,490
The AES Corp. (Independent Power & Renewable Electricity Producers)	26,764	358,905
The Southern Co. (Electric Utilities)	40,927	1,895,329
UGI Corp. (Gas Utilities)	7,012	365,115
Vectren Corp. (Multi-Utilities)	3,363	240,286
Vistra Energy Corp.* (Independent Power & Renewable Electricity Producers)	15,027	355,539
WEC Energy Group, Inc. (Multi-Utilities)	12,771	825,645
WGL Holdings, Inc. (Gas Utilities)	2,086	185,133
Xcel Energy, Inc. (Electric Utilities)	20,597	940,871
TOTAL COMMON STOCKS (Cost $12,046,126)		31,150,254
TOTAL INVESTMENT SECURITIES (Cost $12,046,126)—100.0%		31,150,254
Net other assets (liabilities)—NM		12,715
NET ASSETS—100.0%		$31,162,969

*                 Non-income producing security.

ProFund VP Utilities invested in the following industries as of June 30, 2018:

	Value	% of Net Assets
Electric Utilities	$17,919,398	57.5%
Gas Utilities	1,865,443	6.0%
Independent Power & Renewable Electricity Producers	1,086,006	3.5%
Multi-Utilities	9,411,224	30.2%
Water Utilities	868,183	2.8%
Other**	12,715	NM
Total	$31,162,969	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

312 :: ProFund VP Utilities :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2018

ASSETS:
Total Investment Securities, at cost	$12,046,126
Securities, at value	31,150,254
Total Investment Securities, at value	31,150,254
Dividends receivable	51,911
Receivable for capital shares issued	78,545
Prepaid expenses	410
TOTAL ASSETS	31,281,120

LIABILITIES:
Payable for capital shares redeemed	5,159
Cash overdraft	33,708
Advisory fees payable	18,126
Management services fees payable	2,417
Administration fees payable	825
Administrative services fees payable	12,915
Distribution fees payable	12,099
Trustee fees payable	6
Transfer agency fees payable	1,358
Fund accounting fees payable	986
Compliance services fees payable	165
Other accrued expenses	30,387
TOTAL LIABILITIES	118,151
NET ASSETS	$31,162,969

NET ASSETS CONSIST OF:
Capital	$12,429,288
Accumulated net investment income (loss)	318,009
Accumulated net realized gains (losses) on investments	(688,456)
Net unrealized appreciation (depreciation) on investments	19,104,128
NET ASSETS	$31,162,969

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	720,044
Net Asset Value (offering and redemption price per share)	$43.28

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME:
Dividends	$547,320
Interest	399
TOTAL INVESTMENT INCOME	547,719

EXPENSES:
Advisory fees	117,508
Management services fees	15,668
Administration fees	3,476
Transfer agency fees	5,242
Administrative services fees	46,834
Distribution fees	39,169
Custody fees	1,843
Fund accounting fees	3,970
Trustee fees	319
Compliance services fees	165
Other fees	4,513
Recoupment of prior expenses reduced by the Advisor	24,511
TOTAL NET EXPENSES	263,218
NET INVESTMENT INCOME (LOSS)	284,501

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,495,475
Change in net unrealized appreciation/depreciation on investment securities	(3,193,123)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(697,648)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(413,147)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 313

Statements of Changes in Net Assets

	Six Months Ended June 30, 2018 (unaudited)	Year Ended December 31, 2017
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
Net investment income (loss)	$284,501	$660,339
Net realized gains (losses) on investments	2,495,475	1,095,606
Change in net unrealized appreciation/depreciation on investments	(3,193,123)	2,030,819
Change in net assets resulting from operations	(413,147)	3,786,764

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(660,339)	(839,554)
Net realized gains on investments	(995,403)	(1,375,423)
Change in net assets resulting from distributions	(1,655,742)	(2,214,977)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,436,955	37,878,272
Distributions reinvested	1,655,742	2,214,977
Value of shares redeemed	(23,325,044)	(43,397,350)
Change in net assets resulting from capital transactions	(5,232,347)	(3,304,101)
Change in net assets	(7,301,236)	(1,732,314)

NET ASSETS:
Beginning of period	38,464,205	40,196,519
End of period	$31,162,969	$38,464,205
Accumulated net investment income (loss)	$318,009	$693,847

SHARE TRANSACTIONS:
Issued	374,953	797,865
Reinvested	39,451	48,521
Redeemed	(536,956)	(924,055)
Change in shares	(122,552)	(77,669)

See accompanying notes to financial statements.

314 :: ProFund VP Utilities :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2018 (unaudited)		Year Ended Dec. 31, 2017	Year Ended Dec. 31, 2016	Year Ended Dec. 31, 2015	Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013
Net Asset Value, Beginning of Period	$45.65		$43.68	$39.63	$43.44	$35.08	$31.68

Investment Activities:
Net investment income (loss)(a)	0.39		0.76	0.74	0.77	0.74	0.75
Net realized and unrealized gains (losses) on investments	(0.26)		3.89	5.26	(3.55)	8.26	3.51
Total income (loss) from investment activities	0.13		4.65	6.00	(2.78)	9.00	4.26

Distributions to Shareholders From:
Net investment income	(1.00)		(1.02)	(0.68)	(0.84)	(0.64)	(0.86)
Net realized gains on investments	(1.50)		(1.66)	(1.27)	(0.19)	—	—
Total distributions	(2.50)		(2.68)	(1.95)	(1.03)	(0.64)	(0.86)

Net Asset Value, End of Period	$43.28		$45.65	$43.68	$39.63	$43.44	$35.08

Total Return(b)	0.45%		10.64%	15.07%	(6.40)%	25.88%	13.31%

Ratios to Average Net Assets:
Gross expenses(c)	1.68	%(d)	1.72%	1.71%	1.73%	1.76%	1.76%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.82%		1.62%	1.68%	1.91%	1.91%	2.17%

Supplemental Data:
Net assets, end of period (000’s)	$31,163		$38,464	$40,197	$30,117	$53,224	$31,170
Portfolio turnover rate(b)(e)	40%		60%	97%	59%	83%	77%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          The gross expense ratio includes a non-recurring fee reduction for expenses accrued in a prior year. Had this fee reduction not occurred, the gross expense ratio would have been 1.72%. The net expense ratio, net investment income (loss) ratio, and total return were not affected by the fee reduction.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Notes to Financial Statements

316 :: Notes to Financial Statements :: June 30, 2018 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”):

Classic ProFunds VP:
ProFund VP Asia 30	ProFund VP Large-Cap Value
ProFund VP Bull	ProFund VP Mid-Cap
ProFund VP Dow 30	ProFund VP Mid-Cap Growth
ProFund VP Emerging Markets	ProFund VP Mid-Cap Value
ProFund VP Europe 30	ProFund VP NASDAQ-100
ProFund VP International	ProFund VP Small-Cap
ProFund VP Japan	ProFund VP Small-Cap Growth
ProFund VP Large-Cap Growth	ProFund VP Small-Cap Value

Ultra ProFunds VP:
ProFund VP UltraBull	ProFund VP UltraNASDAQ-100
ProFund VP UltraMid-Cap	ProFund VP UltraSmall-Cap

Inverse ProFunds VP:
ProFund VP Bear	ProFund VP Short NASDAQ-100
ProFund VP Short Dow 30	ProFund VP Short Small-Cap
ProFund VP Short Emerging Markets	ProFund VP UltraShort Dow 30
ProFund VP Short International	ProFund VP UltraShort NASDAQ-100
ProFund VP Short Mid-Cap

Sector ProFunds VP:
ProFund VP Banks	ProFund VP Oil & Gas
ProFund VP Basic Materials	ProFund VP Pharmaceuticals
ProFund VP Biotechnology	ProFund VP Precious Metals
ProFund VP Consumer Goods	ProFund VP Real Estate
ProFund VP Consumer Services	ProFund VP Semiconductor
ProFund VP Financials	ProFund VP Technology
ProFund VP Health Care	ProFund VP Telecommunications
ProFund VP Industrials	ProFund VP Utilities
ProFund VP Internet

Non-Equity ProFunds VP:
ProFund VP Falling U.S. Dollar	ProFund VP U.S. Government Plus
ProFund VP Rising Rates Opportunity

Money Market ProFund VP:
ProFund VP Government Money Market

The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Consumer Services, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

June 30, 2018 (unaudited) :: Notes to Financial Statements :: 317

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of June 30, 2018, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 1.95% dated 6/29/18, due 7/2/18(1)	RBC Capital Markets, LLC, 2.00% dated 6/29/18, due 7/2/18(2)	RBS Securities, Inc., 1.91% dated 6/29/18, due 7/2/18(3)	Societe’ Generale, 2.00% dated 6/29/18, due 7/2/18(4)	UMB Bank N.A., 2.00% dated 6/29/18, due 7/2/18(5)
ProFund VP Banks	$8,000	$8,000	$12,000	$10,000	$2,000
ProFund VP Basic Materials	13,000	13,000	21,000	18,000	3,000
ProFund VP Bear	688,000	688,000	1,101,000	918,000	38,000
ProFund VP Biotechnology	39,000	39,000	63,000	53,000	5,000
ProFund VP Bull	3,795,000	3,795,000	6,073,000	5,061,000	192,000
ProFund VP Dow 30	55,000	55,000	88,000	73,000	7,000
ProFund VP Emerging Markets	311,000	311,000	497,000	414,000	19,000
ProFund VP Falling U.S. Dollar	84,000	84,000	134,000	112,000	10,000
ProFund VP Government Money Market	28,698,000	28,698,000	45,918,000	38,265,000	1,406,000
ProFund VP Health Care	15,000	15,000	24,000	20,000	2,000
ProFund VP International	1,575,000	1,575,000	2,522,000	2,100,000	84,000
ProFund VP Internet	30,000	30,000	48,000	40,000	2,000
ProFund VP Japan	2,618,000	2,618,000	4,189,000	3,491,000	131,000
ProFund VP Mid-Cap	2,266,000	2,266,000	3,626,000	3,021,000	117,000
ProFund VP Mid-Cap Growth	17,000	17,000	28,000	23,000	3,000
ProFund VP Mid-Cap Value	16,000	16,000	26,000	22,000	3,000
ProFund VP NASDAQ-100	5,302,000	5,302,000	8,484,000	7,070,000	264,000
ProFund VP Oil & Gas	41,000	41,000	65,000	54,000	4,000
ProFund VP Pharmaceuticals	9,000	9,000	15,000	12,000	3,000
ProFund VP Precious Metals	4,160,000	4,160,000	6,657,000	5,547,000	210,000

318 :: Notes to Financial Statements :: June 30, 2018 (unaudited)

Fund Name	HSBC Securities (USA), Inc., 1.95% dated 6/29/18, due 7/2/18(1)	RBC Capital Markets, LLC, 2.00% dated 6/29/18, due 7/2/18(2)	RBS Securities, Inc., 1.91% dated 6/29/18, due 7/2/18(3)	Societe’ Generale, 2.00% dated 6/29/18, due 7/2/18(4)	UMB Bank N.A., 2.00% dated 6/29/18, due 7/2/18(5)
ProFund VP Rising Rates Opportunity	$2,246,000	$2,246,000	$3,595,000	$2,996,000	$116,000
ProFund VP Semiconductor	13,000	13,000	22,000	18,000	3,000
ProFund VP Short Dow 30	2,000	2,000	3,000	2,000	5,000
ProFund VP Short Emerging Markets	539,000	539,000	862,000	718,000	30,000
ProFund VP Short International	206,000	206,000	329,000	274,000	14,000
ProFund VP Short Mid-Cap	18,000	18,000	29,000	24,000	5,000
ProFund VP Short NASDAQ-100	456,000	456,000	730,000	609,000	29,000
ProFund VP Short Small-Cap	293,000	293,000	468,000	391,000	18,000
ProFund VP Small-Cap	1,621,000	1,621,000	2,595,000	2,162,000	85,000
ProFund VP Small-Cap Growth	4,000	4,000	7,000	6,000	2,000
ProFund VP Technology	13,000	13,000	21,000	18,000	3,000
ProFund VP Telecommunications	3,000	3,000	6,000	5,000	2,000
ProFund VP U.S. Government Plus	1,835,000	1,835,000	2,936,000	2,447,000	93,000
ProFund VP UltraBull	2,097,000	2,097,000	3,353,000	2,795,000	107,000
ProFund VP UltraMid-Cap	1,932,000	1,932,000	3,092,000	2,576,000	101,000
ProFund VP UltraNASDAQ-100	13,276,000	13,276,000	21,242,000	17,702,000	658,000
ProFund VP UltraShort Dow 30	1,000	1,000	1,000	1,000	3,000
ProFund VP UltraShort NASDAQ-100	96,000	96,000	154,000	128,000	11,000
ProFund VP UltraSmall-Cap	3,841,000	3,841,000	6,146,000	5,121,000	194,000
	$78,232,000	$78,232,000	$125,182,000	$104,317,000	$3,984,000

Each repurchase agreement was fully collateralized by U.S. government securities as of June 30, 2018 as follows:

(1)         U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at June 30, 2018, 2.999%, due 2/15/43, total value $79,798,576.

(2)         U.S. Treasury Inflation-Protected Securities (TIPS), 1.125%, due 1/15/21, total value $79,801,801.

(3)         U.S. Treasury Notes, 2.125% to 2.875%, due 9/30/24 to 5/31/25, U.S. Treasury Bonds, 3.00% to 3.125%, due 2/15/43 to 11/15/45, which had an aggregate value of $127,689,739.

(4)         U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/20, total value $106,407,931.

(5)         U.S. Treasury Notes, 1.125% to 1.625%, due 12/31/19 to 5/15/26, which had an aggregate value of $4,068,282.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30, 2018, were utilized to gain exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended June 30, 2018.

June 30, 2018 (unaudited) :: Notes to Financial Statements :: 319

With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with derivative positions in the ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Pharmaceuticals, ProFund VP Semiconductor, ProFund VP Telecommunications, and ProFund VP UltraMid-Cap was 7%, 6%, 12%, 7%, 17%, and 138%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2018.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor is registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). The Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

320 :: Notes to Financial Statements :: June 30, 2018 (unaudited)

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of June 30, 2018, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be

June 30, 2018 (unaudited) :: Notes to Financial Statements :: 321 equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2018, the collateral posted by counterparties consisted of U.S. Treasury securities and cash. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

322 :: Notes to Financial Statements :: June 30, 2018 (unaudited)

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2018.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks	$—	$—	$—	$—	$288	$—
ProFund VP Bear	15,771	—	—	—	21,441	—
ProFund VP Biotechnology	—	—	—	—	1,368	—
ProFund VP Bull	—	59,763	—	237,670	—	—
ProFund VP Dow 30	—	1,732	—	—	—	—
ProFund VP Emerging Markets	—	26,334	—	—	—	—
ProFund VP International	—	79,707	—	—	—	—
ProFund VP Japan	—	—	—	150,438	—	—
ProFund VP Mid-Cap	—	34,207	—	116,648	—	—
ProFund VP NASDAQ-100	—	157,826	—	181,912	—	—
ProFund VP Pharmaceuticals	—	—	—	—	636	—
ProFund VP Precious Metals	—	342,061	—	—	—	—
ProFund VP Semiconductor	—	—	—	—	288	—
ProFund VP Short Dow 30	—	—	—	—	89	—
ProFund VP Short Emerging Markets	—	—	—	—	43,330	—
ProFund VP Short International	—	—	—	—	10,441	—
ProFund VP Short Mid-Cap	—	—	—	—	658	—
ProFund VP Short NASDAQ-100	2,268	—	—	—	22,237	—
ProFund VP Short Small-Cap	2,957	—	—	—	2,934	—
ProFund VP Small-Cap	—	14,539	—	17,783	—	—
ProFund VP Technology	—	—	—	—	126	—
ProFund VP Telecommunications	—	—	—	—	402	—
ProFund VP UltraBull	—	693,022	—	70,992	—	—
ProFund VP UltraMid-Cap	—	274,066	—	92,791	—	—
ProFund VP UltraNASDAQ-100	—	2,494,184	—	270,491	—	—
ProFund VP UltraShort Dow 30	—	—	—	—	93	—
ProFund VP UltraShort NASDAQ-100	—	—	—	—	10,393	—
ProFund VP UltraSmall-Cap	—	151,395	—	93,235	—	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	—	—	—	4,386
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	—	—	—	—	180,115	—
ProFund VP U.S. Government Plus	—	140,364	—	—	—	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund VP’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2018.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks	$—	$(38,530)	$—	$—	$132	$—
ProFund VP Bear	(47,674)	9,822	—	38,591	(30,370)	—
ProFund VP Biotechnology	—	(62,127)	—	—	405	—

June 30, 2018 (unaudited) :: Notes to Financial Statements :: 323

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
ProFund VP Bull	$630,054	$704,594	$—	$(485,974)	$159,251	$—
ProFund VP Dow 30	—	(436)	—	—	2,799	—
ProFund VP Emerging Markets	—	(259,616)	—	—	16,859	—
ProFund VP International	—	(363,817)	—	—	81,861	—
ProFund VP Japan	(53,506)	—	—	(295,707)	—	—
ProFund VP Mid-Cap	249,457	310,270	—	(207,167)	61,771	—
ProFund VP NASDAQ-100	1,475,834	1,645,864	—	(375,803)	240,741	—
ProFund VP Pharmaceuticals	—	(120,821)	—	—	138	—
ProFund VP Precious Metals	—	(1,945,741)	—	—	407,442	—
ProFund VP Semiconductor	—	(27,104)	—	—	18	—
ProFund VP Short Dow 30	—	65	—	—	(122)	—
ProFund VP Short Emerging Markets	—	79,628	—	—	(40,044)	—
ProFund VP Short International	—	21,875	—	—	(10,491)	—
ProFund VP Short Mid-Cap	—	(26,090)	—	—	(1,051)	—
ProFund VP Short NASDAQ-100	(110,608)	(38,631)	—	23,727	(35,150)	—
ProFund VP Short Small-Cap	(29,312)	(150,422)	—	6,748	(10,727)	—
ProFund VP Small-Cap	128,294	424,373	—	(40,484)	50,853	—
ProFund VP Technology	—	—	—	—	(42)	—
ProFund VP Telecommunications	—	(48,929)	—	—	168	—
ProFund VP UltraBull	78,500	(2,606,042)	—	(107,440)	746,146	—
ProFund VP UltraMid-Cap	146,817	(59,855)	—	(136,679)	319,405	—
ProFund VP UltraNASDAQ-100	2,803,056	(1,269,294)	—	(453,395)	3,067,501	—
ProFund VP UltraShort Dow 30	—	(7,287)	—	—	(129)	—
ProFund VP UltraShort NASDAQ-100	(7,275)	(68,861)	—	1,951	(13,430)	—
ProFund VP UltraSmall-Cap	570,130	2,540,692	—	(181,888)	311,907	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	(26,677)	—	—	(11,630)
Interest Rate Risk Exposure:
ProFund VP Rising Rates Opportunity	(65,139)	559,156	—	—	(268,735)	—
ProFund VP U.S. Government Plus	5,383	(662,145)	—	—	141,287	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements and forward currency contracts at June 30, 2018. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Banks
Swap Agreements — Goldman Sachs International	$(288)	$—	$—	$(288)
ProFund VP Bear
Swap Agreements — Goldman Sachs International	(12,717)	12,717	—	—
Swap Agreements — UBS AG	(8,724)	8,724	—	—
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(1,368)	—	—	(1,368)
ProFund VP Bull
Swap Agreements — Goldman Sachs International	43,242	—	—	43,242
Swap Agreements — UBS AG	16,521	—	(16,521)	—

324 :: Notes to Financial Statements :: June 30, 2018 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	$847	$—	$—	$847
Swap Agreements — UBS AG	885	—	—	885
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	14,431	—	—	14,431
Swap Agreements — UBS AG	11,903	—	—	11,903
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International	(2,138)	2,138	—	—
Forward Currency Contracts — UBS AG	(2,248)	2,248	—	—
ProFund VP International
Swap Agreements — Goldman Sachs International	30,698	—	—	30,698
Swap Agreements — UBS AG	49,009	—	—	49,009
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	15,358	(15,358)	—	—
Swap Agreements — UBS AG	18,849	—	(18,849)	—
ProFund VP NASDAQ-100
Swap Agreements — Goldman Sachs International	73,930	(73,930)	—	—
Swap Agreements — UBS AG	83,896	(52,939)	(30,957)	—
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	(636)	—	—	(636)
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	169,906	—	—	169,906
Swap Agreements — UBS AG	172,155	—	—	172,155
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	(151,982)	151,982	—	—
Swap Agreements — Societe’ Generale	(28,133)	20,000	—	(8,133)
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(288)	—	—	(288)
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	(48)	48	—	—
Swap Agreements — UBS AG	(41)	41	—	—
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	(5,721)	5,721	—	—
Swap Agreements — UBS AG	(37,609)	37,609	—	—
ProFund VP Short International
Swap Agreements — Goldman Sachs International	(5,490)	5,490	—	—
Swap Agreements — UBS AG	(4,951)	4,951	—	—
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	(312)	312	—	—
Swap Agreements — UBS AG	(346)	346	—	—
ProFund VP Short NASDAQ-100
Swap Agreements — Goldman Sachs International	(10,570)	10,570	—	—
Swap Agreements — UBS AG	(11,667)	11,667	—	—
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	(1,287)	1,287	—	—
Swap Agreements — UBS AG	(1,647)	1,647	—	—
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	8,416	(8,416)	—	—
Swap Agreements — UBS AG	6,123	—	—	6,123
ProFund VP Technology
Swap Agreements — Goldman Sachs International	(126)	—	—	(126)
ProFund VP Telecommunications
Swap Agreements — Goldman Sachs International	(402)	—	—	(402)
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	19,787	—	—	19,787
Swap Agreements — Societe’ Generale	120,577	—	(120,577)	—
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	485,687	(485,687)	—	—
Swap Agreements — UBS AG	207,335	—	(170,000)	37,335

June 30, 2018 (unaudited) :: Notes to Financial Statements :: 325

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	$181,629	$(176,715)	$—	$4,914
Swap Agreements — UBS AG	92,437	—	(92,437)	—
ProFund VP UltraNASDAQ-100
Swap Agreements — Goldman Sachs International	1,285,432	(1,184,791)	—	100,641
Swap Agreements — UBS AG	1,208,752	(1,050,518)	—	158,234
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	(46)	—	—	(46)
Swap Agreements — UBS AG	(47)	47	—	—
ProFund VP UltraShort NASDAQ-100
Swap Agreements — Goldman Sachs International	(2,261)	2,261	—	—
Swap Agreements — UBS AG	(8,132)	8,132	—	—
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	75,896	(75,896)	—	—
Swap Agreements — UBS AG	75,499	(75,499)	—	—

*                 The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**          Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Government Money Market, ProFund VP Real Estate, and ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually, if any. ProFund VP Government Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

326 :: Notes to Financial Statements :: June 30, 2018 (unaudited)

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The ProFunds’ VP compliance date for Form N-PORT was June 1, 2018, and the ProFunds VP will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ending June 30, 2018, the ProFunds VP are required to maintain and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file Form N-PORT with the SEC for the period ending March 31, 2019. The ProFunds’ VP compliance date for Form N-CEN was June 1, 2018, and the ProFunds’ VP will make their initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The ProFunds’ VP adoption of these amendments had no effect on the ProFunds’ VP net assets or results of operations.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons

June 30, 2018 (unaudited) :: Notes to Financial Statements :: 327 acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Asia 30
Common Stocks	$28,283,138	$—	$—	$—	$28,283,138	$—
Total	$28,283,138	$—	$—	$—	$28,283,138	$—
ProFund VP Banks
Common Stocks	$8,463,715	$—	$—	$—	$8,463,715	$—
Repurchase Agreements	—	—	40,000	—	40,000	—
Swap Agreements	—	—	—	(288)	—	(288)
Total	$8,463,715	$—	$40,000	$(288)	$8,503,715	$(288)
ProFund VP Basic Materials
Common Stocks	$17,093,822	$—	$—	$—	$17,093,822	$—
Repurchase Agreements	—	—	68,000	—	68,000	—
Total	$17,093,822	$—	$68,000	$—	$17,161,822	$—
ProFund VP Bear
Repurchase Agreements	$—	$—	$3,433,000	$—	$3,433,000	$—
Futures Contracts	—	15,771	—	—	—	15,771
Swap Agreements	—	—	—	(21,441)	—	(21,441)
Total	$—	$15,771	$3,433,000	$(21,441)	$3,433,000	$(5,670)
ProFund VP Biotechnology
Common Stocks	$54,225,986	$—	$—	$—	$54,225,986	$—
Contingent Right	—	—	16,099	—	16,099	—
Repurchase Agreements	—	—	199,000	—	199,000	—
Swap Agreements	—	—	—	(1,368)	—	(1,368)
Total	$54,225,986	$—	$215,099	$(1,368)	$54,441,085	$(1,368)
ProFund VP Bull
Common Stocks	$47,095,376	$—	$—	$—	$47,095,376	$—
Repurchase Agreements	—	—	18,916,000	—	18,916,000	—
Futures Contracts	—	(237,670)	—	—	—	(237,670)
Swap Agreements	—	—	—	59,763	—	59,763
Total	$47,095,376	$(237,670)	$18,916,000	$59,763	$66,011,376	$(177,907)
ProFund VP Consumer Goods
Common Stocks	$11,823,628	$—	$—	$—	$11,823,628	$—
Total	$11,823,628	$—	$—	$—	$11,823,628	$—
ProFund VP Consumer Services
Common Stocks	$26,056,961	$—	$—	$—	$26,056,961	$—
Total	$26,056,961	$—	$—	$—	$26,056,961	$—
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$278,000	$—	$278,000	$—
Swap Agreements	—	—	—	1,732	—	1,732
Total	$—	$—	$278,000	$1,732	$278,000	$1,732

328 :: Notes to Financial Statements :: June 30, 2018 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Emerging Markets
Common Stocks	$21,091,773	$—	$—	$—	$21,091,773	$—
Preferred Stocks	340,190	—	—	—	340,190	—
Repurchase Agreements	—	—	1,552,000	—	1,552,000	—
Swap Agreements	—	—	—	26,334	—	26,334
Total	$21,431,963	$—	$1,552,000	$26,334	$22,983,963	$26,334
ProFund VP Europe 30
Common Stocks	$23,998,411	$—	$—	$—	$23,998,411	$—
Total	$23,998,411	$—	$—	$—	$23,998,411	$—
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$424,000	$—	$424,000	$—
Forward Currency Contracts	—	—	—	(4,386)	—	(4,386)
Total	$—	$—	$424,000	$(4,386)	$424,000	$(4,386)
ProFund VP Financials
Common Stocks	$40,282,512	$—	$—	$—	$40,282,512	$—
Total	$40,282,512	$—	$—	$—	$40,282,512	$—
ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$13,796,078	$—	$13,796,078	$—
Repurchase Agreements	—	—	142,985,000	—	142,985,000	—
Total	$—	$—	$156,781,078	$—	$156,781,078	$—
ProFund VP Health Care
Common Stocks	$47,315,824	$—	$—	$—	$47,315,824	$—
Contingent Right	—	—	4,125	—	4,125	—
Repurchase Agreements	—	—	76,000	—	76,000	—
Total	$47,315,824	$—	$80,125	$—	$47,395,949	$—
ProFund VP Industrials
Common Stocks	$17,769,182	$—	$—	$—	$17,769,182	$—
Total	$17,769,182	$—	$—	$—	$17,769,182	$—
ProFund VP International
Repurchase Agreements	$—	$—	$7,856,000	$—	$7,856,000	$—
Swap Agreements	—	—	—	79,707	—	79,707
Total	$—	$—	$7,856,000	$79,707	$7,856,000	$79,707
ProFund VP Internet
Common Stocks	$27,830,625	$—	$—	$—	$27,830,625	$—
Repurchase Agreements	—	—	150,000	—	150,000	—
Total	$27,830,625	$—	$150,000	$—	$27,980,625	$—
ProFund VP Japan
Repurchase Agreements	$—	$—	$13,047,000	$—	$13,047,000	$—
Futures Contracts	—	(150,438)	—	—	—	(150,438)
Total	$—	$(150,438)	$13,047,000	$—	$13,047,000	$(150,438)
ProFund VP Large-Cap Growth
Common Stocks	$32,190,696	$—	$—	$—	$32,190,696	$—
Total	$32,190,696	$—	$—	$—	$32,190,696	$—
ProFund VP Large-Cap Value
Common Stocks	$18,373,547	$—	$—	$—	$18,373,547	$—
Total	$18,373,547	$—	$—	$—	$18,373,547	$—

June 30, 2018 (unaudited) :: Notes to Financial Statements :: 329

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$11,296,000	$—	$11,296,000	$—
Futures Contracts	—	(116,648)	—	—	—	(116,648)
Swap Agreements	—	—	—	34,207	—	34,207
Total	$—	$(116,648)	$11,296,000	$34,207	$11,296,000	$(82,441)
ProFund VP Mid-Cap Growth
Common Stocks	$26,913,457	$—	$—	$—	$26,913,457	$—
Repurchase Agreements	—	—	88,000	—	88,000	—
Total	$26,913,457	$—	$88,000	$—	$27,001,457	$—
ProFund VP Mid-Cap Value
Common Stocks	$16,036,827	$—	$—	$—	$16,036,827	$—
Repurchase Agreements	—	—	83,000	—	83,000	—
Total	$16,036,827	$—	$83,000	$—	$16,119,827	$—
ProFund VP NASDAQ-100
Common Stocks	$49,768,726	$—	$—	$—	$49,768,726	$—
Repurchase Agreements	—	—	26,422,000	—	26,422,000	—
Futures Contracts	—	(181,912)	—	—	—	(181,912)
Swap Agreements	—	—	—	157,826	—	157,826
Total	$49,768,726	$(181,912)	$26,422,000	$157,826	$76,190,726	$(24,086)
ProFund VP Oil & Gas
Common Stocks	$39,404,704	$—	$—	$—	$39,404,704	$—
Repurchase Agreements	—	—	205,000	—	205,000	—
Total	$39,404,704	$—	$205,000	$—	$39,609,704	$—
ProFund VP Pharmaceuticals
Common Stocks	$9,044,706	$—	$—	$—	$9,044,706	$—
Repurchase Agreements	—	—	48,000	—	48,000	—
Swap Agreements	—	—	—	(636)	—	(636)
Total	$9,044,706	$—	$48,000	$(636)	$9,092,706	$(636)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$20,734,000	$—	$20,734,000	$—
Swap Agreements	—	—	—	342,061	—	342,061
Total	$—	$—	$20,734,000	$342,061	$20,734,000	$342,061
ProFund VP Real Estate
Common Stocks	$10,358,151	$—	$—	$—	$10,358,151	$—
Total	$10,358,151	$—	$—	$—	$10,358,151	$—
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$11,199,000	$—	$11,199,000	$—
Swap Agreements	—	—	—	(180,115)	—	(180,115)
Total	$—	$—	$11,199,000	$(180,115)	$11,199,000	$(180,115)
ProFund VP Semiconductor
Common Stocks	$8,007,311	$—	$—	$—	$8,007,311	$—
Repurchase Agreements	—	—	69,000	—	69,000	—
Swap Agreements	—	—	—	(288)	—	(288)
Total	$8,007,311	$—	$69,000	$(288)	$8,076,311	$(288)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$14,000	$—	$14,000	$—
Swap Agreements	—	—	—	(89)	—	(89)
Total	$—	$—	$14,000	$(89)	$14,000	$(89)

330 :: Notes to Financial Statements :: June 30, 2018 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$2,688,000	$—	$2,688,000	$—
Swap Agreements	—	—	—	(43,330)	—	(43,330)
Total	$—	$—	$2,688,000	$(43,330)	$2,688,000	$(43,330)
ProFund VP Short International
Repurchase Agreements	$—	$—	$1,029,000	$—	$1,029,000	$—
Swap Agreements	—	—	—	(10,441)	—	(10,441)
Total	$—	$—	$1,029,000	$(10,441)	$1,029,000	$(10,441)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$94,000	$—	$94,000	$—
Swap Agreements	—	—	—	(658)	—	(658)
Total	$—	$—	$94,000	$(658)	$94,000	$(658)
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$2,280,000	$—	$2,280,000	$—
Futures Contracts	—	2,268	—	—	—	2,268
Swap Agreements	—	—	—	(22,237)	—	(22,237)
Total	$—	$2,268	$2,280,000	$(22,237)	$2,280,000	$(19,969)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$1,463,000	$—	$1,463,000	$—
Futures Contracts	—	2,957	—	—	—	2,957
Swap Agreements	—	—	—	(2,934)	—	(2,934)
Total	$—	$2,957	$1,463,000	$(2,934)	$1,463,000	$23
ProFund VP Small-Cap
Common Stocks	$5,772,367	$—	$—	$—	$5,772,367	$—
Contingent Right	—	—	500	—	500	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	8,084,000	—	8,084,000	—
Futures Contracts	—	(17,783)	—	—	—	(17,783)
Swap Agreements	—	—	—	14,539	—	14,539
Total	$5,772,367	$(17,783)	$8,084,500	$14,539	$13,856,867	$(3,244)
ProFund VP Small-Cap Growth
Common Stocks	$30,528,784	$—	$—	$—	$30,528,784	$—
Repurchase Agreements	—	—	23,000	—	23,000	—
Total	$30,528,784	$—	$23,000	$—	$30,551,784	$—
ProFund VP Small-Cap Value
Common Stocks	$25,126,862	$—	$—	$—	$25,126,862	$—
Total	$25,126,862	$—	$—	$—	$25,126,862	$—
ProFund VP Technology
Common Stocks	$30,320,218	$—	$—	$—	$30,320,218	$—
Repurchase Agreements	—	—	68,000	—	68,000	—
Swap Agreements	—	—	—	(126)	—	(126)
Total	$30,320,218	$—	$68,000	$(126)	$30,388,218	$(126)
ProFund VP Telecommunications
Common Stocks	$3,173,228	$—	$—	$—	$3,173,228	$—
Repurchase Agreements	—	—	19,000	—	19,000	—
Swap Agreements	—	—	—	(402)	—	(402)
Total	$3,173,228	$—	$19,000	$(402)	$3,192,228	$(402)

June 30, 2018 (unaudited) :: Notes to Financial Statements :: 331

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$5,996,494	$—	$5,996,494	$—
Repurchase Agreements	—	—	9,146,000	—	9,146,000	—
Swap Agreements	—	—	—	140,364	—	140,364
Total	$—	$—	$15,142,494	$140,364	$15,142,494	$140,364
ProFund VP UltraBull
Common Stocks	$54,630,538	$—	$—	$—	$54,630,538	$—
Repurchase Agreements	—	—	10,449,000	—	10,449,000	—
Futures Contracts	—	(70,992)	—	—	—	(70,992)
Swap Agreements	—	—	—	693,022	—	693,022
Total	$54,630,538	$(70,992)	$10,449,000	$693,022	$65,079,538	$622,030
ProFund VP UltraMid-Cap
Common Stocks	$22,379,827	$—	$—	$—	$22,379,827	$—
Repurchase Agreements	—	—	9,633,000	—	9,633,000	—
Futures Contracts	—	(92,791)	—	—	—	(92,791)
Swap Agreements	—	—	—	274,066	—	274,066
Total	$22,379,827	$(92,791)	$9,633,000	$274,066	$32,012,827	$181,275
ProFund VP UltraNASDAQ-100
Common Stocks	$92,901,623	$—	$—	$—	$92,901,623	$—
Repurchase Agreements	—	—	66,154,000	—	66,154,000	—
Futures Contracts	—	(270,491)	—	—	—	(270,491)
Swap Agreements	—	—	—	2,494,184	—	2,494,184
Total	$92,901,623	$(270,491)	$66,154,000	$2,494,184	$159,055,623	$2,223,693
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$7,000	$—	$7,000	$—
Swap Agreements	—	—	—	(93)	—	(93)
Total	$—	$—	$7,000	$(93)	$7,000	$(93)
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$485,000	$—	$485,000	$—
Swap Agreements	—	—	—	(10,393)	—	(10,393)
Total	$—	$—	$485,000	$(10,393)	$485,000	$(10,393)
ProFund VP UltraSmall-Cap
Common Stocks	$8,543,104	$—	$—	$—	$8,543,104	$—
Contingent Right	—	—	1,079	—	1,079	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	19,143,000	—	19,143,000	—
Futures Contracts	—	(93,235)	—	—	—	(93,235)
Swap Agreements	—	—	—	151,395	—	151,395
Total	$8,543,104	$(93,235)	$19,144,079	$151,395	$27,687,183	$58,160
ProFund VP Utilities
Common Stocks	$31,150,254	$—	$—	$—	$31,150,254	$—
Total	$31,150,254	$—	$—	$—	$31,150,254	$—

^                  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                 Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

332 :: Notes to Financial Statements :: June 30, 2018 (unaudited)

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP’s net assets in excess of $2 billion. During the period ended June 30, 2018, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

FIS Investor Services LLC (“FIS”) acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges fees based on the number of VP Funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the period ended June 30, 2018 for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $229,541 for the period ended June 30, 2018. The Distributor may reinstate all or a portion of the Distribution Fees for ProFund VP Government Money Market at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.” Throughout the period ended June 30, 2018, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $80,370 for the period ended June 30, 2018. All or a portion of the Administrative services fees of ProFund VP Government Money Market may be reinstated at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at an annual rate of $185,000. Independent Trustees also receive $10,000 for attending each regularly quarterly in-person meeting, $3,000 for attending each special in-person meeting, and $3,000 for attending each telephonic meeting. During the period ended June 30, 2018, actual Trustee compensation was $364,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2019.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the period are reflected on the

June 30, 2018 (unaudited) :: Notes to Financial Statements :: 333

Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2018, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/19	Expires 4/30/20	Expires 4/30/21	Expires 4/30/22	Total
ProFund VP Asia 30	$48,562	$—	$—	$—	$48,562
ProFund VP Banks	—	—	—	245	245
ProFund VP Basic Materials	17,757	—	—	—	17,757
ProFund VP Bull	21,854	—	—	—	21,854
ProFund VP Consumer Goods	—	—	—	368	368
ProFund VP Consumer Services	19,995	—		—	19,995
ProFund VP Emerging Markets	21,560	4,401	—	—	25,961
ProFund VP Europe 30	45,434	—	—	—	45,434
ProFund VP Falling U.S. Dollar	1,096	22,900	12,218	12,741	48,955
ProFund VP Financials	14,437	—	—	—	14,437
ProFund VP Large-Cap Value	1,648	1,471	—	473	3,592
ProFund VP Mid-Cap Growth	6,153	2,261	266	404	9,084
ProFund VP Mid-Cap Value	1,935	—	7,624	252	9,811
ProFund VP NASDAQ-100	58,130	—	—	—	58,130
ProFund VP Oil & Gas	4,091	7,877	—	—	11,968
ProFund VP Pharmaceuticals	16,359	—	—	—	16,359
ProFund VP Precious Metals	25,204	2,783	—	—	27,987
ProFund VP Real Estate	3,646	—	—	—	3,646
ProFund VP Short Dow 30	572	43	122	38	775
ProFund VP Short Mid-Cap	—	—	—	16	16
ProFund VP Short NASDAQ-100	2,414	227	—	—	2,641
ProFund VP Short Small-Cap	899	1,057	—	—	1,956
ProFund VP Small-Cap	25,619	—	—	—	25,619
ProFund VP Small-Cap Growth	9,497	—	—	—	9,497
ProFund VP Small-Cap Value	2,880	25,332	—	—	28,212
ProFund VP Telecommunications	13,684	—	—	—	13,684
ProFund VP U.S. Government Plus	26,154	8,861	—	—	35,015
ProFund VP UltraNASDAQ-100	—	—	—	2,580	2,580
ProFund VP UltraShort Dow 30	—	—	27	67	94
ProFund VP UltraShort NASDAQ-100	—	—	—	6	6
ProFund VP UltraSmall-Cap	44,693	—	—	185	44,878
ProFund VP Utilities	23,509	13,908	—	—	37,417

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2019 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Government Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2018, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

	Expires 4/30/19	Expires 4/30/20	Total
ProFund VP Government Money Market	$2,126,754	$1,401,913	$3,528,667

The ProFunds VP are permitted to purchase and sell securities (“cross trade”) from and to other funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross trade of securities by the respective ProFund VP from or to another fund that is or could be considered an affiliate of the ProFund VP under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross trade is executed at the current market price

334 :: Notes to Financial Statements :: June 30, 2018 (unaudited)

to save costs where allowed. Pursuant to these procedures, for the period ended June 30, 2018, the ProFunds VP engaged in the following cross trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
ProFund VP Large-Cap Growth	$—	$2,179,739	$73,142
ProFund VP Large-Cap Value	1,612,495	—	—
ProFund VP Mid-Cap Growth	562,430	1,277,979	(81,596)
ProFund VP Mid-Cap Value	168,186	334,480	(20,510)
ProFund VP Small-Cap Growth	4,168,363	4,912,589	(159,397)
ProFund VP Small-Cap Value	2,204,308	310,432	(13,717)
ProFund VP UltraBull	10,830,275	3,668,117	66,997

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2018 were as follows:

	Purchases	Sales
ProFund VP Asia 30	$13,713,487	$20,251,858
ProFund VP Banks	22,336,384	24,156,270
ProFund VP Basic Materials	5,024,418	20,628,987
ProFund VP Biotechnology	44,301,604	42,153,990
ProFund VP Bull	650,019	781,276
ProFund VP Consumer Goods	3,697,390	9,313,023
ProFund VP Consumer Services	11,613,637	20,504,174
ProFund VP Emerging Markets	2,819,517	11,841,570
ProFund VP Europe 30	19,987,945	27,493,122
ProFund VP Financials	7,369,626	17,665,000
ProFund VP Health Care	14,014,438	20,599,474
ProFund VP Industrials	8,668,020	29,237,420
ProFund VP Internet	17,004,575	10,180,516
ProFund VP Large-Cap Growth	18,839,672	23,249,323
ProFund VP Large-Cap Value	7,208,714	8,464,452
ProFund VP Mid-Cap Growth	18,794,393	15,240,771
ProFund VP Mid-Cap Value	3,419,836	4,057,189
ProFund VP NASDAQ-100	465,215	472,995
ProFund VP Oil & Gas	14,808,646	18,889,350
ProFund VP Pharmaceuticals	20,899,394	22,111,615
ProFund VP Real Estate	2,333,506	3,325,181
ProFund VP Semiconductor	12,214,088	13,161,854
ProFund VP Small-Cap	958,937	996,745
ProFund VP Small-Cap Growth	19,465,440	17,426,484
ProFund VP Small-Cap Value	16,243,724	16,927,669
ProFund VP Technology	8,191,196	13,577,825
ProFund VP Telecommunications	9,887,468	10,486,617
ProFund VP UltraBull	407,218,246	377,853,176
ProFund VP UltraMid-Cap	67,592,136	63,843,614
ProFund VP UltraNASDAQ-100	17,304,896	725,259
ProFund VP UltraSmall-Cap	1,419,219	1,474,735
ProFund VP Utilities	12,894,635	19,251,083

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2018 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$15,183,538	$20,826,631

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

June 30, 2018 (unaudited) :: Notes to Financial Statements :: 335

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). These risks include counterparty risk, liquidity risk and increased correlation risk. When the ProFund VP uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., securities in the Index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the ProFund VP to losses in excess of those amounts initially invested.

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Certain ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day. These Geared Funds are subject to all of the correlation risks described below. In addition, because these ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s net asset value (“NAV”) each day may differ, perhaps

336 :: Notes to Financial Statements :: June 30, 2018 (unaudited)

significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

A number of other factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP’s underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective on or around that day.

Counterparty Risk

A ProFund VP will invest in financial instruments involving third parties (i.e., counterparties). The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Index Performance Risk

Certain ProFunds VP will be subject to index performance risk. There is no guarantee or assurance that the methodology used to create the Index will result in the ProFund VP achieving high, or even positive, returns. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

June 30, 2018 (unaudited) :: Notes to Financial Statements :: 337

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the latest tax year ended December 31, 2017, were as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Asia 30	$—	$1,099,295	$—	$1,099,295
ProFund VP Banks	29,961	—	—	29,961
ProFund VP Basic Materials	103,682	—	—	103,682
ProFund VP Bull	641,927	1,587,849	—	2,229,776
ProFund VP Consumer Goods	179,485	209,288	—	388,773
ProFund VP Dow 30	90,714	13,821	—	104,535
ProFund VP Emerging Markets	17,623	—	—	17,623
ProFund VP Europe 30	625,699	—	—	625,699
ProFund VP Financials	166,272	—	—	166,272
ProFund VP Government Money Market	38,688	—	—	38,688
ProFund VP Health Care	—	3,659,790	—	3,659,790
ProFund VP Industrials	54,047	—	—	54,047
ProFund VP Large-Cap Growth	2,261	1,215,645	—	1,217,906
ProFund VP Large-Cap Value	191,199	—	—	191,199
ProFund VP Mid-Cap	3,354,991	405,829	—	3,760,820
ProFund VP Mid-Cap Growth	—	2,003,816	—	2,003,816
ProFund VP Mid-Cap Value	487,397	588,026	—	1,075,423
ProFund VP NASDAQ-100	—	282,363	—	282,363
ProFund VP Oil & Gas	509,954	—	—	509,954
ProFund VP Pharmaceuticals	184,347	82,163	—	266,510
ProFund VP Real Estate	123,359	697,350	—	820,709
ProFund VP Semiconductor	20,339	—	—	20,339
ProFund VP Short Mid-Cap	4,598	—	—	4,598
ProFund VP Small-Cap	1,185,128	305,985	—	1,491,113
ProFund VP Small-Cap Growth	65,436	2,053,033	—	2,118,469
ProFund VP Small-Cap Value	4,544	212,516	—	217,060
ProFund VP Technology	15,522	—	—	15,522
ProFund VP Telecommunications	1,001,707	—	—	1,001,707
ProFund VP U.S. Government Plus	107,171	—	—	107,171
ProFund VP UltraBull	4,089,291	127,964	—	4,217,255
ProFund VP UltraMid-Cap	1,540,940	348,037	—	1,888,977
ProFund VP UltraNASDAQ-100	2,145,689	410,881	—	2,556,570
ProFund VP UltraSmall-Cap	1,621,951	625,163	—	2,247,114
ProFund VP Utilities	1,110,076	1,104,901	—	2,214,977

As of the latest tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Asia 30	$129,308	$—	$(324,453)	$12,190,746	$11,995,601
ProFund VP Banks	45,033	—	(7,274,422)	2,501,398	(4,727,991)
ProFund VP Basic Materials	67,046	—	(1,760,480)	8,811,325	7,117,891
ProFund VP Bear	—	—	(18,956,130)	8,929	(18,947,201)
ProFund VP Biotechnology	—	—	(129,849)	25,659,703	25,529,854
ProFund VP Bull	4,356,517	2,967,028	—	28,503,671	35,827,216
ProFund VP Consumer Goods	161,183	1,953,694	—	9,110,949	11,225,826
ProFund VP Consumer Services	—	1,368,209	—	15,949,062	17,317,271

338 :: Notes to Financial Statements :: June 30, 2018 (unaudited)

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
ProFund VP Dow 30	$175,647	$—	$(1,637,009)	$(1,067)	$(1,462,429)
ProFund VP Emerging Markets	60,833	—	(7,007,490)	7,456,006	509,349
ProFund VP Europe 30	694,945	—	(2,101,483)	2,797,967	1,391,429
ProFund VP Falling U.S. Dollar	17,778	38,602	(211,904)	—	(155,524)
ProFund VP Financials	164,918	—	(986,601)	16,708,675	15,886,992
ProFund VP Government Money Market	—	—	(44,116)	(2,198)	(46,314)
ProFund VP Health Care	78,636	2,906,954	—	32,306,613	35,292,203
ProFund VP Industrials	35,771	—	—	10,913,275	10,949,046
ProFund VP International	1,305,170	—	(1,674,736)	(2,154)	(371,720)
ProFund VP Internet	13,004	1,158,052	—	8,418,188	9,589,244
ProFund VP Japan	—	—	(703,554)	—	(703,554)
ProFund VP Large-Cap Growth	508,196	928,930	—	16,051,924	17,489,050
ProFund VP Large-Cap Value	162,982	—	—	4,121,178	4,284,160
ProFund VP Mid-Cap	2,406,145	472,015	—	(27,564)	2,850,596
ProFund VP Mid-Cap Growth	44,883	2,357,859	—	6,398,656	8,801,398
ProFund VP Mid-Cap Value	764,415	1,329,411	—	2,260,603	4,354,429
ProFund VP NASDAQ-100	4,894,319	2,121,773	—	31,033,497	38,049,589
ProFund VP Oil & Gas	664,278	—	(2,371,323)	18,102,474	16,395,429
ProFund VP Pharmaceuticals	168,708	369,771	(481,014)	3,820,061	3,877,526
ProFund VP Precious Metals	—	—	(66,478,359)	(65,381)	(66,543,740)
ProFund VP Real Estate	172,062	1,139,114	—	4,846,697	6,157,873
ProFund VP Rising Rates Opportunity	—	—	(24,926,027)	88,620	(24,837,407)
ProFund VP Semiconductor	664,313	42,088	—	3,363,531	4,069,932
ProFund VP Short Dow 30	—	—	(52,030)	33	(51,997)
ProFund VP Short Emerging Markets	—	—	(1,730,350)	(3,286)	(1,733,636)
ProFund VP Short International	—	—	(1,826,461)	50	(1,826,411)
ProFund VP Short Mid-Cap	14,715	—	(2,357,779)	393	(2,342,671)
ProFund VP Short NASDAQ-100	—	—	(11,660,540)	12,913	(11,647,627)
ProFund VP Short Small-Cap	—	—	(4,969,444)	7,793	(4,961,651)
ProFund VP Small-Cap	632,576	326,134	—	1,605,168	2,563,878
ProFund VP Small-Cap Growth	—	2,165,724	—	7,255,558	9,421,282
ProFund VP Small-Cap Value	233,636	1,748,346	(248,076)	2,456,926	4,190,832
ProFund VP Technology	467,033	354,706	—	17,552,589	18,374,328
ProFund VP Telecommunications	376,240	—	(817,255)	1,087,859	646,844
ProFund VP U.S. Government Plus	—	—	(78,453)	227,048	148,595
ProFund VP UltraBull	10,650,934	427,136	—	5,047,790	16,125,860
ProFund VP UltraMid-Cap	4,616,260	1,113,801	—	5,233,700	10,963,761
ProFund VP UltraNASDAQ-100	33,026,789	2,441,111	—	35,906,391	71,374,291
ProFund VP UltraShort Dow 30	—	—	(931,580)	36	(931,544)
ProFund VP UltraShort NASDAQ-100	—	—	(5,409,969)	3,037	(5,406,932)
ProFund VP UltraSmall-Cap	4,944,580	2,207,626	—	2,410,487	9,562,693
ProFund VP Utilities	660,339	995,404	—	19,146,827	20,802,570

As of the latest tax year ended December 31, 2017, the following ProFunds VP have net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

	Expiring 2018		No Expiration Date		Total
ProFund VP Asia 30	$—		$324,453		$324,453
ProFund VP Banks	4,222,982		3,051,440		7,274,422
ProFund VP Basic Materials	1,760,480		—		1,760,480
ProFund VP Bear	—		18,956,130	*	18,956,130
ProFund VP Biotechnology	129,849	*	—		129,849
ProFund VP Dow 30	—		1,637,009	*	1,637,009
ProFund VP Emerging Markets	—		7,007,490	*	7,007,490
ProFund VP Europe 30	1,215,920		885,563		2,101,483
ProFund VP Falling U.S. Dollar	—		211,904	*	211,904
ProFund VP Financials	986,601		—		986,601
ProFund VP Government Money Market	—		44,116	*	44,116
ProFund VP International	—		1,674,736	*	1,674,736
ProFund VP Japan	484,987	*	218,567	*	703,554

June 30, 2018 (unaudited) :: Notes to Financial Statements :: 339

	Expiring 2018		No Expiration Date		Total
ProFund VP Oil & Gas	$—		$2,371,323		$2,371,323
ProFund VP Pharmaceuticals	481,014	*	—		481,014
ProFund VP Precious Metals	—		66,478,359		66,478,359
ProFund VP Rising Rates Opportunity	—		24,926,027	*	24,926,027
ProFund VP Short Dow 30	—		52,030	*	52,030
ProFund VP Short Emerging Markets	—		1,730,350	*	1,730,350
ProFund VP Short International	—		1,826,461	*	1,826,461
ProFund VP Short Mid-Cap	—		2,357,779	*	2,357,779
ProFund VP Short NASDAQ-100	—		11,660,540	*	11,660,540
ProFund VP Short Small-Cap	—		4,969,444	*	4,969,444
ProFund VP Small-Cap Value	248,076	*	—		248,076
ProFund VP Telecommunications	—		817,255		817,255
ProFund VP U.S. Government Plus	—		78,453		78,453
ProFund VP UltraShort Dow 30	—		931,580	*	931,580
ProFund VP UltraShort NASDAQ-100	—		5,409,969	*	5,409,969

* All or a portion are limited as a result of changes in the ProFund VP ownership during the year and in prior years.

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distribution paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year. The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

As of June 30, 2018, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund Name	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Asia 30	$17,175,046	$14,197,142	$(3,089,050)	$11,108,092
ProFund VP Banks	6,974,093	4,782,584	(3,253,250)	1,529,334
ProFund VP Basic Materials	10,252,069	9,449,631	(2,539,878)	6,909,753
ProFund VP Bear	3,433,000	15,771	(21,441)	(5,670)
ProFund VP Biotechnology	31,056,221	31,820,064	(8,436,568)	23,383,496
ProFund VP Bull	37,061,386	34,098,413	(5,326,330)	28,772,083
ProFund VP Consumer Goods	4,982,579	7,878,989	(1,037,940)	6,841,049
ProFund VP Consumer Services	9,762,090	17,404,686	(1,109,815)	16,294,871
ProFund VP Dow 30	278,000	1,732	—	1,732
ProFund VP Emerging Markets	17,507,045	7,179,441	(1,676,189)	5,503,252
ProFund VP Europe 30	22,355,108	8,688,275	(7,044,972)	1,643,303
ProFund VP Falling U.S. Dollar	424,000	—	(4,386)	(4,386)
ProFund VP Financials	25,693,115	24,313,611	(9,724,214)	14,589,397
ProFund VP Government Money Market	156,781,078	—	—	—
ProFund VP Health Care	19,005,517	32,442,257	(4,051,825)	28,390,432
ProFund VP Industrials	9,354,932	10,072,148	(1,657,898)	8,414,250
ProFund VP International	7,856,000	79,707	—	79,707
ProFund VP Internet	15,611,726	13,946,775	(1,577,876)	12,368,899
ProFund VP Japan	13,047,000	—	(150,438)	(150,438)
ProFund VP Large-Cap Growth	14,540,265	18,872,459	(1,222,028)	17,650,431
ProFund VP Large-Cap Value	15,277,995	6,061,078	(2,965,526)	3,095,552
ProFund VP Mid-Cap	11,296,000	34,207	(116,648)	(82,441)
ProFund VP Mid-Cap Growth	21,657,994	7,028,067	(1,684,604)	5,343,463
ProFund VP Mid-Cap Value	13,744,908	4,203,899	(1,828,980)	2,374,919
ProFund VP NASDAQ-100	40,896,516	37,698,841	(2,428,717)	35,270,124
ProFund VP Oil & Gas	21,629,135	24,415,367	(6,434,798)	17,980,569
ProFund VP Pharmaceuticals	6,177,922	5,122,442	(2,208,294)	2,914,148
ProFund VP Precious Metals	20,734,000	342,061	—	342,061
ProFund VP Real Estate	6,126,902	5,891,147	(1,659,898)	4,231,249
ProFund VP Rising Rates Opportunity	11,199,000	—	(180,115)	(180,115)
ProFund VP Semiconductor	4,551,637	4,216,641	(692,255)	3,524,386
ProFund VP Short Dow 30	14,000	—	(89)	(89)
ProFund VP Short Emerging Markets	2,688,000	—	(43,330)	(43,330)
ProFund VP Short International	1,029,000	—	(10,441)	(10,441)
ProFund VP Short Mid-Cap	94,000	—	(658)	(658)
ProFund VP Short NASDAQ-100	2,280,000	2,268	(22,237)	(19,969)

340 :: Notes to Financial Statements :: June 30, 2018 (unaudited)

Fund Name	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Short Small-Cap	$1,463,000	$2,957	$(2,934)	$23
ProFund VP Small-Cap	12,281,398	1,901,181	(328,956)	1,572,225
ProFund VP Small-Cap Growth	23,332,282	8,846,346	(1,626,844)	7,219,502
ProFund VP Small-Cap Value	21,657,236	6,805,507	(3,335,881)	3,469,626
ProFund VP Technology	10,784,433	21,826,620	(2,222,961)	19,603,659
ProFund VP Telecommunications	2,893,347	1,443,016	(1,144,537)	298,479
ProFund VP U.S. Government Plus	14,915,004	367,854	—	367,854
ProFund VP UltraBull	61,379,458	7,228,481	(2,906,371)	4,322,110
ProFund VP UltraMid-Cap	27,652,323	6,663,735	(2,121,956)	4,541,779
ProFund VP UltraNASDAQ-100	115,759,090	48,125,288	(2,605,062)	45,520,226
ProFund VP UltraShort Dow 30	7,000	—	(93)	(93)
ProFund VP UltraShort NASDAQ-100	485,000	—	(10,393)	(10,393)
ProFund VP UltraSmall-Cap	25,234,146	3,192,992	(681,795)	2,511,197
ProFund VP Utilities	14,658,852	19,104,128	(2,612,726)	16,491,402

8. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and has not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

9. Reverse Share Splits

Effective December 11, 2017, the ProFund VP Short Emerging Markets underwent a 1-for-5 reverse share split, and the ProFund VP UltraShort NASDAQ-100 underwent a 1-for-8 reverse share split.

Effective December 5, 2016, the ProFund VP Japan and ProFund VP Telecommunications underwent a 4-for-1 reverse share split, the ProFund VP Bear underwent a 5-for-1 reverse share split, the ProFund VP Short Mid-Cap underwent a 8-for-1 reverse share split, and the ProFund VP Rising Rates Opportunity underwent a 10-for-1 reverse share split.

Effective October 20, 2014, the ProFund VP Short Small-Cap and ProFund VP Short NASDAQ-100 underwent a 1-for-5 reverse share split, the ProFund VP Short Dow 30 underwent a 1-for-6 reverse share split, the ProFund VP UltraShort Dow 30 underwent a 1-for-12 reverse share split, and the ProFund VP UltraShort NASDAQ-100 underwent a 1-for-14 reverse share split.

The effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds VP or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits.

10. Subsequent Events

In June 2018, the Trust’s Board of Trustees authorized the Advisor, on behalf of the Trust, to change the underlying benchmark for the ProFund VP Pharmaceuticals and for the ProFund VP Telecommunications. For the ProFund VP Pharmaceuticals and the ProFund VP Telecommunications, each ProFund VP’s benchmark will change from the Dow Jones U.S. Pharmaceuticals Index and the Dow Jones U.S. Telecommunications Index, respectively, to the Dow Jones U.S. Select Pharmaceuticals Index and the Dow Jones U.S. Select Telecommunications Index, respectively. These changes will be effective on or around September 28, 2018.

Expense Examples

342 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2018.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended June 30, 2018.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period(1)	Ending Account Value 6/30/18	Expenses Paid During Period(1)
ProFund VP Asia 30	1.68%	$1,000.00	$995.90	$8.31	$1,016.46	$8.40
ProFund VP Banks	1.68%	1,000.00	963.60	8.18	1,016.46	8.40
ProFund VP Basic Materials	1.68%	1,000.00	970.20	8.21	1,016.46	8.40
ProFund VP Bear	1.68%	1,000.00	970.40	8.21	1,016.46	8.40
ProFund VP Biotechnology	1.59%	1,000.00	980.40	7.81	1,016.91	7.95
ProFund VP Bull	1.68%	1,000.00	1,016.60	8.40	1,016.46	8.40
ProFund VP Consumer Goods	1.68%	1,000.00	939.10	8.08	1,016.46	8.40
ProFund VP Consumer Services	1.68%	1,000.00	1,079.50	8.66	1,016.46	8.40
ProFund VP Dow 30	1.51%	1,000.00	978.10	7.41	1,017.31	7.55
ProFund VP Emerging Markets	1.68%	1,000.00	948.50	8.12	1,016.46	8.40
ProFund VP Europe 30	1.68%	1,000.00	998.30	8.32	1,016.46	8.40
ProFund VP Falling U.S. Dollar	1.68%	1,000.00	963.40	8.18	1,016.46	8.40
ProFund VP Financials	1.68%	1,000.00	983.90	8.26	1,016.46	8.40
ProFund VP Government Money Market	1.38%	1,000.00	1,000.70	6.85	1,017.95	6.90
ProFund VP Health Care	1.62%	1,000.00	1,021.20	8.12	1,016.76	8.10
ProFund VP Industrials	1.66%	1,000.00	974.50	8.13	1,016.56	8.30
ProFund VP International	1.63%	1,000.00	959.10	7.92	1,016.71	8.15
ProFund VP Internet	1.62%	1,000.00	1,245.40	9.02	1,016.76	8.10
ProFund VP Japan	1.66%	1,000.00	981.00	8.15	1,016.56	8.30
ProFund VP Large-Cap Growth	1.67%	1,000.00	1,063.50	8.54	1,016.51	8.35
ProFund VP Large-Cap Value	1.68%	1,000.00	968.10	8.20	1,016.46	8.40
ProFund VP Mid-Cap	1.62%	1,000.00	1,023.40	8.13	1,016.76	8.10
ProFund VP Mid-Cap Growth	1.68%	1,000.00	1,036.80	8.48	1,016.46	8.40
ProFund VP Mid-Cap Value	1.68%	1,000.00	1,014.20	8.39	1,016.46	8.40
ProFund VP NASDAQ-100	1.68%	1,000.00	1,096.00	8.73	1,016.46	8.40
ProFund VP Oil & Gas	1.68%	1,000.00	1,065.50	8.60	1,016.46	8.40
ProFund VP Pharmaceuticals	1.68%	1,000.00	963.60	8.18	1,016.46	8.40
ProFund VP Precious Metals	1.68%	1,000.00	937.70	8.07	1,016.46	8.40
ProFund VP Real Estate	1.68%	1,000.00	1,005.30	8.35	1,016.46	8.40

Expense Examples (unaudited) :: 343

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period(1)	Ending Account Value 6/30/18	Expenses Paid During Period(1)
ProFund VP Rising Rates Opportunity	1.63%	$1,000.00	$1,044.80	$8.26	$1,016.71	$8.15
ProFund VP Semiconductor	1.63%	1,000.00	1,052.90	8.30	1,016.71	8.15
ProFund VP Short Dow 30	1.68%	1,000.00	999.10	8.33	1,016.46	8.40
ProFund VP Short Emerging Markets	1.61%	1,000.00	1,027.30	8.09	1,016.81	8.05
ProFund VP Short International	1.63%	1,000.00	1,024.20	8.18	1,016.71	8.15
ProFund VP Short Mid-Cap	1.68%	1,000.00	960.10	8.16	1,016.46	8.40
ProFund VP Short NASDAQ-100	1.68%	1,000.00	892.40	7.88	1,016.46	8.40
ProFund VP Short Small-Cap	1.68%	1,000.00	921.50	8.00	1,016.46	8.40
ProFund VP Small-Cap	1.68%	1,000.00	1,065.40	8.60	1,016.46	8.40
ProFund VP Small-Cap Growth	1.68%	1,000.00	1,107.30	8.78	1,016.46	8.40
ProFund VP Small-Cap Value	1.68%	1,000.00	1,062.00	8.59	1,016.46	8.40
ProFund VP Technology	1.57%	1,000.00	1,095.00	8.16	1,017.01	7.85
ProFund VP Telecommunications	1.68%	1,000.00	901.50	7.92	1,016.46	8.40
ProFund VP U.S. Government Plus	1.38%	1,000.00	946.20	6.66	1,017.95	6.90
ProFund VP UltraBull	1.53%	1,000.00	1,013.10	7.64	1,017.21	7.65
ProFund VP UltraMid-Cap	1.67%	1,000.00	1,032.30	8.42	1,016.51	8.35
ProFund VP UltraNASDAQ-100	1.68%	1,000.00	1,171.00	9.04	1,016.46	8.40
ProFund VP UltraShort Dow 30	1.68%	1,000.00	976.00	8.23	1,016.46	8.40
ProFund VP UltraShort NASDAQ-100	1.68%	1,000.00	779.80	7.41	1,016.46	8.40
ProFund VP UltraSmall-Cap	1.68%	1,000.00	1,121.10	8.84	1,016.46	8.40
ProFund VP Utilities	1.68%	1,000.00	1,004.50	8.35	1,016.46	8.40

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

6/18

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)   Not applicable.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable — only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	August 31, 2018

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 31, 2018

* Print the name and title of each signing officer under his or her signature.